UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

2015 Semiannual Report

TIAA-CREF Funds

Equity Funds

April 30, 2015

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

TIAA-CREF Market Monitor

International stocks outperform, and growth outshines value in U.S.

Both domestic and international markets experienced volatility during the six months ending April 30, 2015. Markets reacted to fluctuating oil prices, shifting interest rate forecasts and new economic reports. While some countries abroad witnessed renewed growth, economic data in the United States was mixed. For the period, international stocks outperformed domestic equities, and growth stocks beat their value counterparts, collectively, reversing the trend in last year’s same semiannual cycle. The MSCI EAFE Index, a measure of 21 global developed markets outside North America, returned 6.8%. However, the strength of the U.S. dollar, which gained nearly 12% over the euro and almost 7% versus the Japanese yen, was a drag on the EAFE when converted to U.S.-dollar-based returns. The EAFE rose 14.4% in local currency terms; more than half of its country components achieved double-digit gains.

The Russell 3000® Index, a broad-based measure of the U.S. stock market, returned 4.7%. Growth stocks returned 6.6%, beating value equities by more than three and three-quarters percentage points. Mid-cap stocks beat large and small caps, returning 5.9%, 4.8% and 4.7%, respectively. Smaller-cap stocks are riskier but can offer higher potential long-term returns. The Russell Midcap® Index represents U.S. mid-cap stocks while the Russell 2000® Index measures U.S. small-cap equities. (Returns by market capitalization and investment style are based on Russell indexes.)

Real gross domestic product, which measures the value of all goods and services produced in the nation, was revised downward to –0.7% in the first quarter of 2015—higher than the 2.1% contraction a year ago but lower than the +2.2% pace in the final three months of 2014. The weaker results versus the prior quarter largely stemmed from plunging oil

International stocks surpass domestic equities

while U.S. growth outpaces U.S. value

(Performance from November 1, 2014–April 30, 2015)

Sources: MSCI and Russell Investments; data as of April 30, 2015.

prices and the cold winter. The price of a barrel of West Texas Intermediate crude oil closed the period at about $60—40% below its level a year earlier—despite rising nearly 25% in April this year. The price dropped below $44 in mid March. The national unemployment rate fell to 5.4% in April, down from 6.2% in April 2014. Year-over-year inflation, as measured by the Consumer Price Index, registered a tame 0.1% for the month.

In March, the European Central Bank (ECB) introduced a bond-buying program to help stimulate the eurozone’s economy. The eurozone later showed improvements in some areas, including manufacturing. China was among other countries that eased monetary policy in hopes of stimulating its cooling economy.

Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.1% over the six-month period.

Oil prices and interest rate forecasts drive returns

U.S. stocks got off to a slow start in the first half of the period with the Russell 3000 returning –0.4%. Equities dropped sharply in January due in part to the drop in oil prices, which hurt energy stocks. A cloud of uncertainty regarding the timing of potential interest rate hikes by the Federal Reserve also cast a shadow over the U.S. stock market. Early in the second half, however, oil prices stabilized, comments from the Fed led some to speculate that it might not seek to raise rates until the fall, and stocks advanced. Many health care stocks rose amid merger activity, and geopolitical concerns regarding Ukraine and Greece eased somewhat. The Russell 3000 returned 5.2% for the second three months of the period.

European stock prices advanced for the six months on reports of more favorable economic data in the eurozone and the ECB’s stimulus measures. Stocks of Japanese companies also benefited from some signs of improvement in the country’s economy. Chinese stocks, despite the country’s slow growth, benefited from monetary easing.

The price of crude oil rose in April, and stocks of emerging markets that were favorably affected rallied. However, real estate investment trusts, which have risen sharply over the past five years, dropped. Late in the month the Fed reaffirmed its view that its 0% to 0.25% federal funds target rate remains appropriate. The Fed added that it anticipated it will be appropriate to raise its target after it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% target over the medium term.

Although stocks rose, the Investment Company Institute estimated $30.2 billion flowed out of domestic stock funds during the six months.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 44 developed and emerging market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014–April 30, 2015).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	5

Enhanced Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Information technology	27.9
Consumer discretionary	20.7
Health care	14.6
Industrials	10.2
Consumer staples	8.2
Financials	7.7
Energy	4.7
Materials	3.3
Telecommunication services	2.3
Utilities	0.2
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	53.7
More than $15 billion–$50 billion	21.1
More than $2 billion–$15 billion	25.2
Total	100.0

Performance for the six months ended April 30, 2015

The Enhanced Large-Cap Growth Index Fund returned 6.72%, compared with the 6.54% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2015, the fund returned 16.47% versus 16.67% for the index.

Large-cap growth tops the broad market

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging the index’s 7.64% gain for the previous six months, this was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

For the six months, large-cap growth stocks easily outpaced the 2.89% return of large-cap value issues, in part because the former contained more high-performing information technology stocks. Within the growth category, large caps trailed mid- and small-cap issues, which rose 7.77% and 7.25%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2015, the Russell 1000 Growth Index produced an average annual gain of 15.49%, exceeding both the 13.39% average return of the Russell 1000 Value Index and the 14.33% average return of the Russell 3000 Index.

Consumer discretionary leads the way

Eight out of ten industry sectors of the Russell 1000 Growth Index generated positive returns for the six months. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items.

Performance as of April 30, 2015

			Total	Average annual
			return	total return
Enhanced Large-Cap					since
Growth Index Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	6.72%	16.47%	14.53%	7.96%
Russell 1000 Growth Index	—	6.54	16.67	15.49	8.49	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

6	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information technology was the second-best performer, climbing 8.1% on the back of strong demand for shares of fast-growing companies. With a 7.3% gain, health care was not far behind, supported by robust merger and acquisition activity. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization at period-end.

Utilities registered the weakest performance, declining 5.1% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields. The energy sector fell 3.8% in response to plummeting oil prices.

Among the benchmark’s five largest stocks, Apple scored a double-digit gain and was the top performer. IBM, Microsoft and Verizon advanced but did not keep pace with the index. Shares of Coca-Cola fell modestly.

Stock choices boost the fund’s relative return

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lift the fund’s return above that of its benchmark. The top contributor was an overweight position in video game maker Electronic Arts, whose stock benefited from strong holiday sales of video game consoles. Overweight holdings in health insurance solutions provider Centene, energy drink marketer Monster Beverage and multinational conglomerate Walgreens Boots Alliance were also helpful.

Partly offsetting these positive factors were less favorable results from other holdings, including an underweight investment in Kraft Foods, which announced plans to merge with rival Heinz. Overweight positions in hotel-review portal TripAdvisor and online travel service provider Priceline.com detracted as well.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Growth	value	value	(11/1/14–
Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,067.24	$1.79
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	7

Enhanced Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	29.1
Health care	15.9
Information technology	10.9
Energy	10.0
Industrials	9.1
Consumer discretionary	8.7
Consumer staples	6.5
Utilities	4.8
Materials	3.0
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	46.0
More than $15 billion–$50 billion	28.1
More than $2 billion–$15 billion	25.5
$2 billion or less	0.4
Total	100.0

Performance for the six months ended April 30, 2015

The Enhanced Large-Cap Value Index Fund returned 3.14%, compared with the 2.89% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2015, the fund returned 8.99% versus 9.31% for the index.

Large-cap value stocks gain as U.S. economy improves

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging this index’s 7.64% gain for the previous six months, it was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

Over the six months, large-cap value issues lagged the 6.54% return of the large-cap growth category, in part because the latter contained more information technology stocks, many of which performed well. Within the value category, large-cap stocks underperformed their mid-cap counterparts, which returned 3.83%, but outperformed small caps, which returned 2.05%. The Russell Midcap® Value Index is a proxy for measuring U.S. mid-cap value stocks while the Russell 2000® Value Index represents U.S. small-cap value equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2015, the Russell 1000 Value Index posted an average annual gain of 13.39%, lagging the Russell 1000 Growth Index and Russell 3000 Index, which had average annual returns of 15.49% and 14.33%, respectively.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Enhanced Large-Cap					since
Value Index Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	3.14%	8.99%	12.65%	5.42%
Russell 1000 Value Index	—	2.89	9.31	13.39	5.96	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

8	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Consumer discretionary leads the way

For the six months, the fund’s benchmark saw eight out of ten industry sectors increase in value. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items. With a 9.0% gain, health care was not far behind, supported by robust merger and acquisition activity, and industrials advanced 3.4%. Together, these three sectors made up nearly one-third of the benchmark’s total market capitalization as of April 30, 2015.

Energy registered the weakest performance, declining 5.6% in response to plummeting oil prices. Utilities fell 1.3% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields.

Three of the benchmark’s five largest stocks returned more than the overall index for the six months. Of the five, General Electric, JPMorgan Chase and Wells Fargo had the best performance. Berkshire Hathaway posted a small gain, while Exxon Mobil, the benchmark’s largest holding, posted a loss as the price of crude oil fell 50% during the period.

Stock choices help the fund beat the index

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

For the six months, stock selection using the enhanced indexing methodology helped the fund produce a higher return than its benchmark. An out-of-benchmark position in semiconductor company Avago Technologies contributed the most to relative performance. The fund’s relative results were also aided by an underweight position in Exxon Mobil. The fund’s third-best contributor was Freescale Semiconductor, a nonbenchmark stock that had a nearly triple-digit gain.

Stocks that detracted somewhat offset the beneficial effect of stocks that aided relative performance. Chief among these were an overweight position in Whiting Petroleum, an underweight in General Motors and an overweight in international mining company Cliffs Natural Resources.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Value	value	value	(11/1/14–
Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,031.39	$1.76
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	9

Growth & Income Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Information technology	23.4
Consumer discretionary	17.8
Health care	14.8
Financials	12.0
Consumer staples	9.6
Industrials	8.5
Energy	6.6
Materials	2.6
Utilities	2.0
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	48.6
More than $15 billion–$50 billion	27.6
More than $2 billion–$15 billion	22.5
$2 billion or less	1.3
Total	100.0

Performance for the six months ended April 30, 2015

The Growth & Income Fund returned 5.65% for the Institutional Class, compared with the 4.40% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2015, the fund returned 14.44% versus 12.98% for the index. The table below shows returns for all share classes of the fund.

Large-cap U.S. stocks slightly lag the broader market

For the six-month period, the large-cap U.S. stocks that make up the S&P 500 Index trailed the broad domestic stock market, as measured by the Russell 3000® Index, which gained 4.74%.

The U.S. economy’s pace of growth over the winter was lackluster partially due to cold weather and the decline in oil prices. However, the national unemployment rate fell to 5.4%, and inflation remained subdued. At its April meeting, the Fed modified its forward rate guidance to reflect data that indicated economic weakening and signaled that a potential rate hike would be slower than originally expected. Following that announcement, consumer confidence rose and oil prices stabilized.

Though both domestic and international stocks experienced market volatility over the period, international issues managed to score higher gains. U.S. growth stocks outpaced their value counterparts as investors sought out companies with solid earnings potential. Small- and mid-cap issues, both of which had higher returns than the S&P 500, helped the performance of the Russell 3000 Index for the six-month period.

For the ten years ended April 30, 2015, the S&P 500 Index produced an average annual gain of 8.32% versus the 8.66% average return of the Russell 3000 Index.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Growth & Income Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	5.65%	14.44%	14.67%	10.34%
Premier Class	9/30/2009	5.65	14.35	14.51	10.26	*
Retirement Class	10/1/2002	5.52	14.22	14.38	10.06
Retail Class	3/31/2006	5.49	14.11	14.31	10.14	*
S&P 500 Index	—	4.40	12.98	14.33	8.32

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Eight sectors support the benchmark’s performance

Within the S&P 500 Index, eight out of ten industry sectors gained ground over the past six months. The energy sector declined, however, hurt by falling oil prices. The utilities sector also receded slightly. Information technology, the largest sector in the benchmark, was up 6.5%. Financials gained 2.2%, health care rose 7.2% and consumer discretionary climbed 11.5%. As of April 30, 2015, these four sectors made up nearly two-thirds of the S&P 500’s market capitalization.

Stock selection put the fund ahead of its benchmark

Stock choices helped the fund to outpace the S&P 500 Index for the six months. Especially beneficial were nonbenchmark positions in biopharmaceutical firm Pharmacyclics, energy producer Continental Resources, oil and gas exploration company Concho Resources and NXP Semiconductors.

The positive results of these holdings more than offset the main detractors from performance: out-of-benchmark holdings in camera manufacturer GoPro and diabetes management products provider Insulet, and underweight positions in Amazon.com and energy provider Apache.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Growth &	value	value	(11/1/14–
Income Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,056.49	$2.19
Premier Class	1,000.00	1,056.45	2.96
Retirement Class	1,000.00	1,055.17	3.47
Retail Class	1,000.00	1,054.86	3.77
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16
Premier Class	1,000.00	1,021.92	2.91
Retirement Class	1,000.00	1,021.42	3.41
Retail Class	1,000.00	1,021.12	3.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class, 0.58% for the Premier Class, 0.68% for the Retirement Class and 0.74% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	11

Large-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2015
Information technology	36.5
Consumer discretionary	20.2
Health care	18.7
Consumer staples	5.2
Financials	5.1
Industrials	4.4
Materials	4.2
Energy	2.7
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2015
More than $50 billion	50.0
More than $15 billion–$50 billion	38.5
More than $2 billion–$15 billion	11.4
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2015

The Large-Cap Growth Fund returned 6.73% for the Institutional Class, compared with the 6.54% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2015, the fund returned 19.78% versus 16.67% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth tops the broad market

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging the index’s 7.64% gain for the previous six months, this was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

For the six months, large-cap growth stocks easily outpaced the 2.89% return of large-cap value issues, in part because the former contained more high-performing information technology stocks. Within the growth category, large caps trailed mid- and small-cap issues, which rose 7.77% and 7.25%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2015, the Russell 1000 Growth Index produced an average annual gain of 15.49%, exceeding both the 13.39% average return of the Russell 1000 Value Index and the 14.33% average return of the Russell 3000 Index.

Performance as of April 30, 2015

		Total return		Average annual total return
Large-Cap Growth Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	6.73%	19.78%	15.64%	8.86%
Premier Class	9/30/2009	6.71	19.62	15.47	8.77	*
Retirement Class	3/31/2006	6.54	19.41	15.35	8.58
Retail Class	3/31/2006	6.53	19.37	15.24	8.56
Russell 1000 Growth Index	—	6.54	16.67	15.49	8.92	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

12	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Consumer discretionary leads the way

Eight out of ten industry sectors of the Russell 1000 Growth Index generated positive returns for the six months. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items. Information technology was the second-best performer, climbing 8.1% on the back of strong demand for shares of fast-growing companies. With a 7.3% gain, health care was not far behind, supported by robust merger and acquisition activity. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization on April 30, 2015.

Utilities registered the weakest performance, declining 5.1% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields. The energy sector fell 3.8% in response to plummeting oil prices.

Among the benchmark’s five largest stocks, Apple scored a double-digit gain and was the top performer. IBM, Microsoft and Verizon advanced but did not keep pace with the index. Shares of Coca-Cola fell modestly.

Stock selections lift the fund above its benchmark

The fund outpaced its benchmark mainly because of numerous successful stock choices. The three largest contributors were an overweight position in Amazon.com, an out-of-benchmark holding in NXP Semiconductors and an overweight investment in Starbucks. Amazon.com reported strong North American sales and better-than-expected profitability in its cloud-computing business. NXP Semiconductors benefited from growing demand for its chips that enable mobile devices to process electronic payments. Starbucks enjoyed healthy sales growth. Relative results also benefited from an overweight in biopharmaceutical company Alkermes and from avoiding telecommunications firm Qualcomm.

These positive effects were partly offset by less favorable stock selections. Chief among them was a nonbenchmark investment in Yahoo, which reported disappointing advertising revenues. Other significant detractors included an overweight holding in Alexion Pharmaceuticals, an out-of-benchmark position in Japanese telecommunications company SoftBank and an overweight position in semiconductor manufacturing equipment supplier Applied Materials.

Expense example

Six months ended April 30, 2015

Large-Cap Growth Fund	Beginning account value (11/1/14)	Ending account value (4/30/15)	Expenses paid during period* (11/1/14- 4/30/15)
Actual return
Institutional Class	$1,000.00	$1,067.28	$2.31
Premier Class	1,000.00	1,067.10	3.08
Retirement Class	1,000.00	1,065.45	3.58
Retail Class	1,000.00	1,065.31	4.05
5% annual hypothetical return
Institutional Class	1,000.00	1,022.56	2.26
Premier Class	1,000.00	1,021.82	3.01
Retirement Class	1,000.00	1,021.32	3.51
Retail Class	1,000.00	1,020.88	3.96

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.45% for the Institutional Class, 0.60% for the Premier Class, 0.70% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2015
Financials	26.6
Health care	13.6
Information technology	12.2
Energy	10.8
Consumer discretionary	9.5
Industrials	9.5
Consumer staples	5.7
Materials	4.1
Utilities	3.9
Telecommunication services	2.6
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2015
More than $50 billion	40.0
More than $15 billion–$50 billion	21.9
More than $2 billion–$15 billion	36.1
$2 billion or less	2.0
Total	100.0

Performance for the six months ended April 30, 2015

The Large-Cap Value Fund returned 5.30% for the Institutional Class, compared with the 2.89% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2015, the fund returned 9.47% versus 9.31% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks gain as U.S. economy improves

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging this index’s 7.64% gain for the previous six months, it was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

Over the six months, large-cap value issues lagged the 6.54% return of the large-cap growth category, in part because the latter contained more information technology stocks, many of which performed well. Within the value category, large-cap stocks underperformed their mid-cap counterparts, which returned 3.83%, but outperformed small caps, which returned 2.05%. The Russell Midcap® Value Index is a proxy for measuring U.S. mid-cap value stocks while the Russell 2000® Value Index represents U.S. small-cap value equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2015, the Russell 1000 Value Index posted an average annual gain of 7.51% and trailed the 9.62% average return of the Russell 1000 Growth Index and the 8.66% average return of the Russell 3000 Index.

Performance as of April 30, 2015

		Total return		Average annual total return
Large-Cap Value Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	5.30%	9.47%	12.58%	7.66%
Premier Class	9/30/2009	5.21	9.33	12.40	7.57	*
Retirement Class	10/1/2002	5.13	9.19	12.29	7.39
Retail Class	10/1/2002	5.13	9.13	12.21	7.41
Russell 1000 Value Index	—	2.89	9.31	13.39	7.51

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Consumer discretionary leads the way

For the six months, the fund’s benchmark saw eight out of ten industry sectors increase in value. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items. With a 9.0% gain, health care was not far behind, supported by robust merger and acquisition activity, while industrials advanced 3.4%. Together, these three sectors made up nearly one-third of the benchmark’s total market capitalization as of April 30, 2015.

Energy registered the weakest performance, declining 5.6% in response to plummeting oil prices. Utilities fell 1.3% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields.

Three of the benchmark’s five largest stocks returned more than the overall index for the six months. Of the five, General Electric, JPMorgan Chase and Wells Fargo had the best performance. Berkshire Hathaway posted a small gain, while Exxon Mobil, the benchmark’s largest holding, posted a loss as the price of crude oil fell 50% during the period.

Fund beats the index driven by stock choices

For the six-month period, stock selection helped the fund’s performance relative to the Russell 1000 Value Index. A nonbenchmark position in Kraft Foods was the top contributor. Next was a substantially underweighted position in Exxon Mobil. The third-best contributor was oil and natural gas producer Diamondback Energy, a company not held in the benchmark that benefited from strong production growth.

The positive performance of these three holdings more than offset the three main detractors. Overweight positions in energy producer Marathon Oil and engineered products manufacturer SPX detracted the most, followed by an out-of-benchmark position in EP Energy.

Expense example

Six months ended April 30, 2015

Large-Cap Value Fund	Beginning account value (11/1/14)	Ending account value (4/30/15)	Expenses paid during period* (11/1/14– 4/30/15)
Actual return
Institutional Class	$1,000.00	$1,052.99	$2.19
Premier Class	1,000.00	1,052.11	2.95
Retirement Class	1,000.00	1,051.29	3.46
Retail Class	1,000.00	1,051.34	3.76
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16
Premier Class	1,000.00	1,021.92	2.91
Retirement Class	1,000.00	1,021.42	3.41
Retail Class	1,000.00	1,021.12	3.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class, 0.58% for the Premier Class, 0.68% for the Retirement Class and 0.74% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	15

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2015
Consumer discretionary	24.0
Information technology	19.0
Health care	15.1
Industrials	11.3
Financials	9.7
Consumer staples	8.2
Energy	5.1
Materials	4.3
Telecommunication services	2.6
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2015
More than $15 billion–$50 billion	41.0
More than $2 billion–$15 billion	52.7
$2 billion or less	6.3
Total	100.0

Performance for the six months ended April 30, 2015

The Mid-Cap Growth Fund returned 7.14% for the Institutional Class, compared with the 7.77% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2015, the fund returned 15.19% versus 16.46% for the index. The table below shows returns for all share classes of the fund.

Mid-cap stocks significantly beat the broader market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 4.74% for the period versus 7.64% for the previous six months. U.S. markets were intermittently unsettled by weakness in corporate earnings, the failure of sharply lower energy prices to spur consumer spending and shifting expectations about the timing of an eventual Federal Reserve interest rate hike.

For the six months, mid-cap growth stocks outperformed the broad market by more than three percentage points. Within the mid-cap category, growth stocks outperformed their value counterparts by almost four percentage points. Mid-cap growth stocks also surpassed large- and small-cap equities, which returned 4.75% and 4.65%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2015, the Russell Midcap Growth Index generated an average annual return of 10.55%, outperforming the broader market’s return of 8.66%.

Utilities and energy sectors falter

Eight of the ten industry sectors in the Russell Midcap Growth Index generated positive returns. Health care led, returning 15.8%, and represented 14.2% of the benchmark’s capitalization on April 30, 2015. Information technology (up 10.0%), consumer staples (up nearly 9.0%), and materials (up 8.3%) also produced solid returns.

Performance as of April 30, 2015

		Total return		Average annual total return
Mid-Cap Growth Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	7.14%	15.19%	14.73%	9.96%
Premier Class	9/30/2009	7.02	15.01	14.55	9.86	*
Retirement Class	10/1/2002	6.98	14.90	14.44	9.68
Retail Class	10/1/2002	6.92	14.79	14.35	9.66
Russell Midcap Growth Index	—	7.77	16.46	15.59	10.55

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Utilities, which are particularly sensitive to interest rate movements, performed the worst (down 7.7%) but represented merely 2.0% of the index’s capitalization on April 30, 2015. Energy, which was negatively affected by the drop in oil prices, was the second-worst performer (down 6.8%) and represented 5.4% of the benchmark at period-end.

The fund modestly trails its benchmark

For the period, the fund ended lower than its benchmark because of stock selections that did not perform as well as expected. They included a position in out-of-benchmark medical device maker Insulet and an overweight in information technology company Stratasys. Insulet’s first-quarter earnings were much lower than consensus estimates and revenues dropped. The fund’s underweights in Salix Pharmaceuticals and Southwest Airlines also detracted from relative returns.

Partly offsetting these negative factors were favorable results from overweight stakes in pharmaceutical Alkermes and cyber-network security product and service provider Fortinet. Alkermes stock rose after the company reported positive clinical results in a trial of a drug to treat major depressive disorder. The fund’s lack of exposure to Wynn Resorts, and an overweight in BioMarin Pharmaceutical also aided relative returns.

Expense example

Six months ended April 30, 2015

Mid-Cap Growth Fund	Beginning account value (11/1/14)	Ending account value (4/30/15)	Expenses paid during period* (11/1/14- 4/30/15)
Actual return
Institutional Class	$1,000.00	$1,071.36	$2.41
Premier Class	1,000.00	1,070.24	3.18
Retirement Class	1,000.00	1,069.76	3.69
Retail Class	1,000.00	1,069.22	4.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,021.72	3.11
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,020.93	3.91

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	17

Mid-Cap Value Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	29.5
Health care	12.0
Consumer discretionary	10.4
Energy	10.1
Utilities	9.8
Information technology	9.7
Industrials	8.6
Materials	5.2
Consumer staples	2.9
Telecommunication services	1.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	0.9
More than $15 billion–$50 billion	36.9
More than $2 billion–$15 billion	58.3
$2 billion or less	3.9
Total	100.0

Performance for the six months ended April 30, 2015

The Mid-Cap Value Fund returned 5.33% for the Institutional Class, compared with the 3.83% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2015, the fund returned 11.07% versus 9.97% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks advance but trail the broad U.S. market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 4.74% for the reporting period, compared with 7.64% for the previous six months. Despite advancing, U.S. markets were intermittently unsettled by signs of weakness in corporate earnings and the failure of sharply lower energy prices to spur consumer spending as anticipated. Furthermore, shifting investor expectations regarding the timing of an eventual Federal Reserve interest rate increase also led to pockets of market volatility.

However, low inflation, continued strength in the housing market and improved economic data out of Europe stabilized and supported U.S. stock markets. Additional clarity from the Fed also helped to quell investor concerns surrounding the pace of future rate increases. In a March statement, the Fed indicated that the timing of any rate increase hinges on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Within the mid-cap category, value stocks underperformed their growth counterparts, advancing 3.83% and 7.77%, respectively, for the six months. However, mid-cap value stocks surpassed both large- and small-cap value equities, which returned 2.89% and 2.05%, respectively. (Returns by market capitalization and investment style are based on the Russell indexes.)

Performance as of April 30, 2015

				Average annual
		Total return		total return
Mid-Cap Value Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	5.33%	11.07%	13.88%	9.78%
Premier Class	9/30/2009	5.25	10.86	13.71	9.68	*
Retirement Class	10/1/2002	5.21	10.79	13.60	9.50
Retail Class	10/1/2002	5.22	10.75	13.56	9.53
Russell Midcap Value Index	—	3.83	9.97	14.57	9.77

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2015, the mid-cap value category posted an average annual gain of 9.77%, outperforming the 8.66% average annual return of the Russell 3000 over the same period.

Health care stocks lead the benchmark higher

Eight out of the ten sectors of the Russell Midcap Value Index advanced for the period. Leading the way was health care (up 14.2%), one of the larger sectors in the benchmark in terms of market capitalization on April 30, 2015. Other components that posted solid gains were consumer discretionary (up 8.8%), consumer staples (up 6.1%) and telecommunication services (up 5.2%). These outsized results were tempered by lower returns from two defensive sectors: energy (down 12.8%) and utilities (down 1.7%). Defensive stocks generally provide stable earnings and tend to perform best during periods of uncertainty or when economic growth is slow.

Four of the benchmark’s five largest holdings, in terms of market capitalization at period-end, outpaced the index. Health insurance providers Cigna and Humana took center stage as their shares surged following reports of strong membership growth. Health care service provider Cardinal Health and semiconductor maker Broadcom also posted strong gains. Conversely, Sempra Energy finished the six-month period in negative territory.

The fund surpasses its benchmark

During the period, the fund outperformed its benchmark largely because of out-of-benchmark and overweight positions in a number of strongly performing stocks. The largest contributor was NXP Semiconductors, followed by energy company Baker Hughes. Both were out-of-benchmark holdings. Next in line was an overweight position in pharmacy-related service company Omnicare, which produced strong gains. Lastly, not owning Alcoa further benefited performance.

These positive effects were partly offset by the fund’s exclusion of beneficial benchmark investments and by out-of-benchmark holdings in energy and technology stocks that experienced declines. The largest detractor was the fund’s exclusion of pharmaceutical firm Hospira. An out-of-benchmark position in energy company Targa Resources was the second-worst relative performer. Next in line was the fund’s exclusion of gold producer Newmont Mining, followed by an out-of-benchmark holding in Micron Technology, which suffered losses.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Mid-Cap	value	value	(11/1/14–
Value Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,053.33	$2.14
Premier Class	1,000.00	1,052.52	2.90
Retirement Class	1,000.00	1,052.09	3.41
Retail Class	1,000.00	1,052.24	3.66
5% annual hypothetical return
Institutional Class	1,000.00	1,022.71	2.11
Premier Class	1,000.00	1,021.97	2.86
Retirement Class	1,000.00	1,021.47	3.36
Retail Class	1,000.00	1,021.22	3.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class, 0.57% for the Premier Class, 0.67% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	19

Small-Cap Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	20.8
Information technology	19.1
Health care	15.9
Industrials	14.2
Consumer discretionary	13.3
Energy	5.1
Materials	4.5
Utilities	3.1
Telecommunication services	1.9
Consumer staples	1.8
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $2 billion–$15 billion	49.1
$2 billion or less	50.9
Total	100.0

Performance for the six months ended April 30, 2015

The Small-Cap Equity Fund returned 5.03% for the Institutional Class, compared with the 4.65% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2015, the fund returned 11.61% versus 9.71% for the index. The table below shows returns for all share classes of the fund.

Small caps advance but follow the broader market

For the six months, small-cap stocks made up ground and nearly caught up to the 4.74% return of the broad U.S. stock market as measured by the Russell 3000® Index. Small caps, which had lagged the broader market for the last few years, gained back some of their vigor, benefiting from continued historically low interest rates, subdued inflation, and a declining national unemployment rate. In addition, lower prices at the gas pump helped brighten the outlook of consumers. Investors seemed to have come to terms with the fact that the Federal Reserve, while keeping a close eye on economic growth and the labor market, may begin raising interest rates later this year.

Among small caps, growth stocks gained 7.25%, outperforming value stocks, which returned 2.05%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2015, the Russell 2000 Index posted an average annual gain of 12.73%, lagging the 14.33% average annual return of the Russell 3000 Index. For the ten years ended April 30, 2015, the Russell 2000 Index posted an average annual gain of 9.18%, which beat the 8.66% average annual return of the Russell 3000 Index.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Small-Cap Equity Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	5.03%	11.61%	13.40%	9.03%
Premier Class	9/30/2009	4.97	11.44	13.23	8.94	*
Retirement Class	10/1/2002	4.93	11.31	13.12	8.76
Retail Class	10/1/2002	4.86	11.23	13.02	8.75
Russell 2000 Index	—	4.65	9.71	12.73	9.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

20	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Eight out of ten benchmark sectors score positive returns

For the six months, eight of the Russell 2000 Index’s ten sectors produced gains, including all four of the benchmark’s most heavily weighted sectors. Financials rose 1.6%, information technology was up 9.3%, health care climbed 13.3% and consumer discretionary gained 8.6%. These four sectors, in aggregate, made up more than two-thirds of the index’s total market capitalization as of April 30, 2015.

Only the materials and energy sectors declined, losing 0.6% and 14.2%, respectively. These two sectors comprised less than one-tenth of the index at period-end.

All five of the largest stocks in the Russell 2000 Index outpaced the benchmark’s overall return by garnering double-digit gains for the six-month period. JetBlue and Office Depot were the best performers. Next was Dexcom, followed by QORVO and Isis Pharmaceuticals.

Fund’s outperformance driven by stock selection

For the six months, the top contributors to the fund’s performance relative to the index were overweight positions in life sciences company Cambrex, global office products supplier Office Depot, pharmaceutical firm Depomed and ocean transportation services provider Matson.

The positive results of these four holdings more than offset the fund’s four biggest detractors. An underweight position in radio frequency technology developer QORVO detracted the most. Next came overweight positions in Helix Energy, a provider of offshore energy services; LivePerson, which digitally connects businesses with consumers; and Cousins Properties, a real estate investment trust.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap	value	value	(11/1/14–
Equity Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,050.34	$2.19
Premier Class	1,000.00	1,049.67	2.95
Retirement Class	1,000.00	1,049.31	3.46
Retail Class	1,000.00	1,048.62	3.81
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16
Premier Class	1,000.00	1,021.92	2.91
Retirement Class	1,000.00	1,021.42	3.41
Retail Class	1,000.00	1,021.08	3.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class, 0.58% for the Premier Class, 0.68% for the Retirement Class and 0.75% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	21

Social Choice Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	19.1
Information technology	18.0
Health care	14.3
Consumer discretionary	13.4
Industrials	9.8
Energy	7.8
Consumer staples	7.0
Materials	4.5
Utilities	3.6
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	39.7
More than $15 billion–$50 billion	43.1
More than $2 billion–$15 billion	14.9
$2 billion or less	2.3
Total	100.0

Performance for the six months ended April 30, 2015

The Social Choice Equity Fund returned 2.57% for the Institutional Class, compared with the 4.74% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2015, the fund returned 9.71% versus 12.74% for the index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions detract from relative returns

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

The largest detraction from the fund’s relative performance, compared to its benchmark, was the exclusion of Apple, which rose nearly 15% during the period on continued strong iPhone sales, computer sales and excitement over its April 2015 launch of the new Apple Watch. The exclusion of Amazon.com was the second-largest detractor from relative performance. The stock jumped 38% during the period on strong earnings and excitement over the company’s highly profitable Web Services division, which provides cloud computing services for companies.

The fund’s exclusion of Walt Disney was the third-largest detractor from relative performance. Disney’s stock rose more than 18% for the six months, benefiting from strong fourth-quarter 2014 earnings and a number of upcoming movie premiers, such as Star Wars: Episode VII and a sequel to the first Frozen movie.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Social Choice Equity Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	2.57%	9.71%	12.95%	8.47%
Premier Class	9/30/2009	2.43	9.51	12.78	8.37	*
Retirement Class	10/1/2002	2.38	9.42	12.66	8.19
Retail Class	3/31/2006	2.38	9.39	12.65	8.27	*
Russell 3000 Index	—	4.74	12.74	14.33	8.66

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Stocks absent from the fund that contributed positively to its relative performance included the world’s largest publicly traded oil company, Exxon Mobil. Exxon Mobil’s stock declined by 9% during the six-month period, primarily due to lower sales and profits resulting from the significant decline in oil prices over the past year.

Fund performance trails that of its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index.

The fund’s overweight positions in Herbalife, National Oilwell Varco and Genworth Financial detracted from relative performance compared to the benchmark. Herbalife declined nearly 42% during the period on poor earnings and concerns over high debt levels. National Oilwell Varco recorded lower revenues due to the decline in oil prices. And Genworth, in the financial sector, was hurt by a downgrade of its stock by Morgan Stanley over concerns that the company’s sales of some of its units could hurt earnings.

On the positive side, the fund’s overweight positions in Aetna and Starbucks advanced its relative performance, as did an overweight in home improvement retailer Lowe’s. Aetna stock rose 30% during the period, as the company benefited from improved revenues due to the Affordable Care Act, strong earnings and a stock upgrade. Starbucks stock gained 32% during the period, benefiting from strong sales growth, the announcement of a stock split, as well as its launch of a U.S. mobile order and pay service. And finally, Lowe’s stock gained 21% during the period due to higher sales and earnings resulting from the strong real estate market and rising demand for home improve -ment products. The company also announced a stock buyback, which further bolstered its stock price.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(11/1/14–
Equity Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,025.70	$0.90
Premier Class	1,000.00	1,024.34	1.66
Retirement Class	1,000.00	1,023.85	2.16
Retail Class	1,000.00	1,023.80	2.21
5% annual hypothetical return
Institutional Class	1,000.00	1,023.90	0.90
Premier Class	1,000.00	1,023.16	1.66
Retirement Class	1,000.00	1,022.66	2.16
Retail Class	1,000.00	1,022.61	2.21

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.18% for the Institutional Class, 0.33% for the Premier Class, 0.43% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	23

Emerging Markets Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	28.6
Information technology	18.7
Consumer discretionary	13.9
Industrials	9.2
Consumer staples	6.9
Energy	6.2
Materials	4.7
Telecommunication services	4.5
Health care	3.3
Utilities	3.3
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2015
China	23.3
Korea	11.0
India	10.0
Taiwan	7.2
Brazil	6.7
Mexico	6.0
South Africa	4.5
Russia	4.4
Philippines	3.8
Hong Kong	3.8
24 other nations	15.1
Short-term investments	4.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	24.6
More than $15 billion–$50 billion	28.6
More than $2 billion–$15 billion	31.7
$2 billion or less	15.1
Total	100.0

Performance for the six months ended April 30, 2015

The Emerging Markets Equity Fund returned 1.79% for the Institutional Class, compared with the 3.92% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2015, the fund returned 2.26% versus 7.80% for the index. The table below shows returns for all share classes of the fund.

Emerging market stocks fall short of gains elsewhere

The MSCI Emerging Markets Index lagged the 6.81% return of the 21 developed market nations outside North America that comprise the MSCI EAFE Index as well as the 4.74% rise of the broad U.S. stock market, as measured by the Russell 3000® Index. The underperformance was concentrated in the first two months of the period, when commodity prices tumbled and emerging market economies and currencies generally weakened.

Emerging market equities rallied strongly from January through April 2015, outpacing their developed market counterparts. Several positive dynamics contributed to the gains. Chief among them were stabilizing commodity prices, new stimulus measures from central banks in China and Europe, and hopes that a weather-induced slowdown in the U.S. economy might cause the Federal Reserve to delay its timetable for increasing interest rates.

For the six-month period, a rising dollar lowered the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index gained 9.32%.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Emerging Markets				since
Equity Fund*	Inception date	6 months	1 year	inception
Institutional Class	8/31/2010	1.79%	2.26%	2.60%
Premier Class	8/31/2010	1.74	2.12	2.47
Retirement Class	8/31/2010	1.73	2.02	2.35
Retail Class	8/31/2010	1.65	1.84	2.20
MSCI Emerging Markets Index	—	3.92	7.80	4.11	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

24	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

China propels the benchmark higher

For the six months, China—the largest country component of the MSCI Emerging Markets Index at period-end—was the top performer, earning 29.6%. In addition to policy easing from China’s central bank, equities benefited from a new program that gives foreign investors greater access to Chinese stocks. Korea and Taiwan, the next-largest country components, also performed well, rising 5.8% and 7.8%, respectively.

These gains helped offset losses in smaller markets, including Greece (down 35.2%) and Brazil (down 15.5%). Greek equities dropped on worries that the country might default on its sovereign debt, while slow growth and high inflation weighed on Brazilian shares. (All returns are in U.S. dollars.)

Stock choices dampen relative results

The fund lagged its benchmark, mainly because of several stock selections that did not perform as expected. The largest detractors were underweight positions in Bank of China and China Construction Bank and an overweight investment in Alfa, a diversified Mexican industrial company. These negative results were partly offset by successful stock selections, led by nonbenchmark holdings in Indian manufacturer Bharat Forge and China Eastern Airlines.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/14–
Equity Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,017.87	$4.65
Premier Class	1,000.00	1,017.42	5.45
Retirement Class	1,000.00	1,017.33	5.95
Retail Class	1,000.00	1,016.54	6.55
5% annual hypothetical return
Institutional Class	1,000.00	1,020.18	4.66
Premier Class	1,000.00	1,019.39	5.46
Retirement Class	1,000.00	1,018.89	5.96
Retail Class	1,000.00	1,018.30	6.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.93% for the Institutional Class, 1.09% for the Premier Class, 1.19% for the Retirement Class and 1.31% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	25

Enhanced International Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	26.1
Consumer discretionary	12.7
Industrials	12.4
Health care	10.9
Consumer staples	10.6
Materials	7.3
Energy	5.4
Telecommunication services	4.8
Information technology	4.7
Utilities	3.6
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2015
Japan	20.7
United Kingdom	18.3
France	8.4
Switzerland	8.2
Germany	8.1
Australia	7.4
Hong Kong	3.3
Sweden	3.0
Netherlands	2.9
Spain	2.3
13 other nations	10.1
Short-term investments	7.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	40.7
More than $15 billion–$50 billion	31.7
More than $2 billion–$15 billion	27.6
Total	100.0

Performance for the six months ended April 30, 2015

The Enhanced International Equity Index Fund returned 5.64% for the Institutional Class, compared with the 6.81% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2015, the fund returned 1.32% versus 1.66% for the index.

Developed foreign market stocks top U.S. equities

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, surpassed the 4.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After falling 1.67% in the first three months of the reporting period, the MSCI EAFE Index advanced 8.63% in the final three months, resulting in a solid gain for the six months. Investor optimism regarding a faster-than-anticipated economic recovery within the eurozone, combined with quantitative easing efforts in Japan that have kept the yen weak and benefited corporate profits, contributed to the rise.

The strength of the U.S. dollar, however, was a sizable drag on the performance of the EAFE when converted to U.S. dollar-based returns, as the dollar gained nearly 12% over the euro and almost 7% versus the Japanese yen. The EAFE actually rose 14.43% in local currency terms, with more than half of its country components achieving double-digit gains.

For the five years ended April 30, 2015, the EAFE’s average annual return of 7.40% substantially trailed the 14.33% average result of the Russell 3000 Index.

EAFE country components achieve broad-based gains

All of the country components in the EAFE finished the period in positive territory, in local currency terms. Germany, France and Japan, three of the largest nations in the index based on market capitalization at period-end, produced substantial local gains at 22.8%, 20.9% and 20.4%, respectively.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Enhanced International					since
Equity Index Fund*	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	5.64%	1.32%	8.48%	0.52%
MSCI EAFE Index	—	6.81	1.66	7.40	0.43	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

26	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Only Norway (down 5.1%), Australia (down 4.5%), Spain (down 1.7%) and Finland (down 0.9%) delivered negative results when converted to U.S. dollar-based returns.

The fund advances but trails its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology produced mixed returns, but the net effect resulted in the fund underperforming the MSCI EAFE Index. The largest detractor was an overweight position in poorly performing Australian iron ore company Fortescue Metals Group. An overweight in Spanish banking giant Banco Santander was the second worst relative performer. Next in line were overweights in Spanish utility Gas Natural and Japanese pharmaceutical company Otsuka Holdings, both of which experienced declines.

These negative effects were partly countered by an overweight position in top contributor Valeo, a multinational supplier of automotive products. An overweight in French information systems management company Cap Gemini was the second-best relative performer. Next in line were overweight positions in automakers Fiat Chrysler and Daimler, which also boosted results.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
Enhanced	Beginning	Ending	during
International	account	account	period*
Equity	value	value	(11/1/14–
Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,056.38	$2.19
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	27

Global Natural Resources Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Materials	51.5
Energy	40.4
Consumer staples	5.8
Consumer discretionary	0.8
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2015
United States	41.0
Canada	9.4
Australia	8.2
United Kingdom	3.8
France	2.8
Russia	2.8
Mexico	2.4
Norway	2.3
Sweden	2.3
Switzerland	2.3
16 other nations	15.9
Short-term investments	6.8
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	25.7
More than $15 billion–$50 billion	27.8
More than $2 billion–$15 billion	44.1
$2 billion or less	2.4
Total	100.0

Performance for the six months ended April 30, 2015

The Global Natural Resources Fund returned –2.32% for the Institutional Class, outpacing the –2.52% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. For the one-year period ended April 30, 2015, the fund returned –12.48% versus –10.21% for the index. The table below shows returns for all share classes of the fund.

Oversupply pressures most commodity prices

During the six-month reporting period, the MSCI All Country World Commodity Producers Sector Capped Index, which is equally weighted among energy, agriculture and metals, lagged the 4.97% return of the broader market MSCI All Country World Index.

Crude oil prices dropped sharply during the period, due to oversupply conditions caused by rising U.S. onshore production, weak global demand growth and an OPEC decision in November 2014 to refrain from cutting production, which took the market by surprise. While every sub-sector has been facing individual headwinds, the strengthening U.S. dollar and the prospect that we are beginning to approach a point where the Fed could contemplate interest rate hikes next year had a dampening effect on the entire commodities sector. Global economic growth appears to have stalled with fears of a weak Europe being added on top of a slowdown in China.

In a gloomy macro environment, weak demand growth for commodities, especially within the Organization for Economic Cooperation and Development, a group of 34 democracies with market economies, has been compounded by strong supply growth in several sub-sectors, dragging commodity prices to multi-year lows. For example, oil demand growth remained anemic at precisely the same time non-OPEC supply growth accelerated. Metal prices weakened during the period, particularly regional premiums for aluminum

Performance as of April 30, 2015

				Average annual
Global Natural		Total return		total return
Resources Fund*	Inception date	6 months	1 year	since inception
Institutional Class	11/1/2011	–2.32%	–12.48%	–2.09%
Premier Class	11/1/2011	–2.35	–12.61	–2.23
Retirement Class	11/1/2011	–2.40	–12.65	–2.31
Retail Class	11/1/2011	–2.55	–12.81	–2.47
MSCI All Country World Commodity
Producers Sector Capped Index	—	–2.52	–10.21	–1.56	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

28	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

owing to rising exports from China and easing of logistical bottlenecks. Delivered iron ore prices to China fell 30% during the period as new Australian mine capacity increased significantly just as growth in Chinese steel production began to stall. Agricultural commodities also didn’t fare much better. Palm oil prices weakened due to ample supply and low oil prices. Corn remained at its lows as U.S. production notched up back-to-back record years on the back of highly favorable temperature and moisture conditions.

Defensive stock selections boost fund’s relative return

The fund benefited from its ownership of Swedish miner Boliden, whose stock was positively impacted by well supported zinc prices as well as a tailwind from the depreciation in its local currencies (Swedish krona, euro and Norwegian krone) in relation to the U.S. dollar. Another contributor was copper producer Southern Copper, which continued to deliver on its growth strategy. U.S.-based petroleum additives manufacturer NewMarket, which saw its stock price boosted after reporting strong margin gains, also added to relative performance.

These positive effects were partly offset by other holdings that did not perform as anticipated. The sharp drop in oil prices dragged down the fund’s holding of Canadian energy producer Seven Generations. The fund was also hurt by its underweight position in BG Group, which received a takeout offer from Royal Dutch Shell and by an overweight position in Australian miner Fortescue, whose stock fell as a result of a pull-back in iron ore prices.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Global Natural	value	value	(11/1/14–
Resources Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$976.78	$3.63
Premier Class	1,000.00	976.49	4.36
Retirement Class	1,000.00	976.04	4.85
Retail Class	1,000.00	974.45	5.48
5% annual hypothetical return
Institutional Class	1,000.00	1,021.12	3.71
Premier Class	1,000.00	1,020.38	4.46
Retirement Class	1,000.00	1,019.89	4.96
Retail Class	1,000.00	1,019.24	5.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.74% for the Institutional Class, 0.89% for the Premier Class, 0.99% for the Retirement Class and 1.12% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	29

International Equity Fund

Portfolio composition
Sector	% of net assets as of 4/30/2015
Consumer discretionary	34.5
Industrials	24.1
Financials	13.9
Health care	8.3
Materials	7.5
Consumer staples	6.3
Information technology	2.8
Energy	0.7
Utilities	0.6
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by country
% of portfolio investments as of 4/30/2015
France	19.6
United Kingdom	15.4
Japan	13.9
Germany	12.9
India	7.6
Switzerland	7.0
Netherlands	5.5
Sweden	5.4
Norway	0.7
China	0.6
5 other nations	1.8
Short-term investments	9.6
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2015
More than $50 billion	6.4
More than $15 billion–$50 billion	56.0
More than $2 billion–$15 billion	34.9
$2 billion or less	2.7
Total	100.0

Performance for the six months ended April 30, 2015

The International Equity Fund returned 10.57%, compared with the 6.81% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2015, the fund returned 0.87% versus 1.66% for the index. The table below shows returns for all share classes of the fund.

Developed foreign market stocks top U.S. equities

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, surpassed the 4.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After falling 1.67% in the first three months of the reporting period, the MSCI EAFE Index advanced 8.63% in the final three months, resulting in a solid gain for the six months. Investor optimism regarding a faster-than-anticipated economic recovery within the eurozone, combined with quantitative easing efforts in Japan that kept the yen weak and benefited corporate profits, contributed to the rise.

The strength of the U.S. dollar, however, was a sizable drag on the performance of the EAFE when converted to U.S. dollar-based returns, as the dollar gained nearly 12% over the euro and almost 7% versus the Japanese yen. The EAFE actually rose 14.43% in local currency terms, with more than half of its country components achieving double-digit gains.

For the five years ended April 30, 2015, the EAFE’s average annual return of 7.40% substantially trailed the 14.33% average annual gain of the Russell 3000 Index. Similarly, for the ten years ended April 30, 2015, the EAFE’s average annual return of 5.62% lagged the 8.66% average annual gain of the Russell 3000 Index.

Performance as of April 30, 2015
				Average annual
		Total return		total return
International Equity Fund*	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	10.57%	0.87%	8.41%	6.29%
Premier Class	9/30/2009	10.43	0.71	8.25	6.19	†
Retirement Class	10/1/2002	10.46	0.62	8.15	5.94
Retail Class	3/31/2006	10.36	0.52	8.05	6.26	†
MSCI EAFE Index	—	6.81	1.66	7.40	5.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

30	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

EAFE country components achieve broad-based gains

All of the country components in the EAFE finished the period in positive territory, in local currency terms. Germany, France and Japan, three of the largest nations in the index based on market capitalization at period-end, produced substantial local gains at 22.8%, 20.9% and 20.4%, respectively. Only Norway (down 5.1%), Australia (down 4.5%), Spain (down 1.7%) and Finland (down 0.9%) delivered negative results when converted to U.S. dollar-based returns.

The fund surpasses its benchmark

During the period, the fund outperformed its benchmark largely because of overweight positions in top performing French consumer discretionary stocks. The largest contributor was hotel operator Accor, with automaker Renault making the second-largest contribution to relative returns. Next in line was an out-of-benchmark holding in British financial company Man Group, followed closely behind by an overweight in Japanese electronics company Sony Corporation, which had strong gains during the period.

These positive effects were partly offset by out-of-benchmark holdings in two Greek banks that continued to struggle with capital shortfalls. The largest detractor was Piraeus Bank, with National Bank of Greece as the second-worst relative performer. Next in line were losses from overweight positions in Japanese automaker Mazda Motor and German chemical producer Lanxess.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

International	Beginning account value	Ending account value	Expenses paid during period* (11/1/14–
Equity Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,105.72	$2.61
Premier Class	1,000.00	1,104.31	3.39
Retirement Class	1,000.00	1,104.60	3.91
Retail Class	1,000.00	1,103.57	4.38
5% annual hypothetical return
Institutional Class	1,000.00	1,022.32	2.51
Premier Class	1,000.00	1,021.57	3.26
Retirement Class	1,000.00	1,021.08	3.76
Retail Class	1,000.00	1,020.63	4.21

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.65% for the Premier Class, 0.75% for the Retirement Class and 0.84% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	31

International Opportunities Fund

Portfolio composition
Sector	% of net assets as of 4/30/2015
Consumer discretionary	20.4
Financials	19.1
Industrials	14.4
Information technology	13.5
Health care	11.4
Materials	7.3
Consumer staples	6.0
Energy	5.9
Short-term investments, other assets & liabilities, net	2.0
Total	100.0

Holdings by country
% of portfolio investments as of 4/30/2015
United Kingdom	14.7
Japan	13.9
Canada	7.2
China	6.5
France	5.5
Taiwan	3.9
Sweden	3.6
Philippines	3.6
Ireland	3.4
Switzerland	3.1
17 other nations	27.8
Short-term investments	6.8
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2015
More than $50 billion	19.1
More than $15 billion–$50 billion	20.6
More than $2 billion–$15 billion	46.4
$2 billion or less	13.9
Total	100.0

Performance for the six months ended April 30, 2015

The International Opportunities Fund returned 9.26%, compared with the 5.56% return of its benchmark, the MSCI All Country World ex USA Index. For the one-year period ended April 30, 2015, the fund returned 4.56% versus 2.63% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefitted from participating in a securities lending program.

Foreign market stocks top U.S. equities, despite U.S. dollar strength

After falling 3.05% in the first three months of the reporting period, the MSCI All Country World ex USA Index, which measures stock performance in 45 developed and emerging market nations, advanced 8.88% in the final three months, resulting in a strong gain for the reporting period. Investor optimism regarding a faster-than-anticipated economic recovery within the eurozone, combined with quantitative easing efforts in Japan that have kept the yen weak and benefited corporate profits, contributed to the rise.

However, the strength of the U.S. dollar—gaining nearly 12% over the euro and almost 7% versus the Japanese yen—was a sizable drag on the performance of the All Country World ex USA when converted to U.S. dollar-based returns. The All Country World ex USA actually rose 12.68% in local currency terms, with many of its country components achieving double-digit gains.

Emerging market stocks, as measured by the MSCI Emerging Markets Index, climbed to 3.92%, but lagged the All Country World ex USA for the period. Strong performance in China and Taiwan was partly offset by weakness in Mexico and India.

Performance as of April 30, 2015

				Average annual
		Total return		total return
International				since
Opportunities Fund*	Inception date	6 months	1 year	inception
Institutional Class	4/12/2013	9.26%	4.56%	6.88%
Premier Class	4/12/2013	9.18	4.37	6.69
Retirement Class	4/12/2013	9.09	4.29	6.59
Retail Class	4/12/2013	9.04	4.14	6.48
MSCI All Country World ex USA Index	—	5.56	2.63	7.22 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

32	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

When compared to domestic equities for the six months, the All Country World ex USA outpaced the 4.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

Developed market country components achieve broad-based gains

All of the developed market country components in the All Country World ex USA finished the period in positive territory in local currency terms. Germany, France and Japan, three of the largest nations in the index based on market capitalization at period-end, produced substantial local gains at 22.8%, 20.9% and 20.4%, respectively. Yet nearly half of the developed and emerging market country constituents delivered negative results when converted to U.S. dollar-based returns. Greece (down 35.2%), Colombia (down 24.6%) and Brazil (down 15.5%) delivered the most substantial declines.

The fund surpasses its benchmark

During the period, the fund outperformed its benchmark largely because of overweight and out-of-benchmark positions in a number of strongly performing stocks. The largest contributor was Hong Kong financial services company Haitong Securities. Valeant Pharmaceuticals followed as the second-best relative performer. Next in line was an out-of-benchmark holding in Korean home design company Hanssem, which produced double-digit gains.

These positive effects were partly offset by an overweight position in a poorly performing Japanese pharmaceutical company and out-of-benchmark holdings in two technology stocks that continued to struggle with profit growth. Sihuan Pharmaceutical was the largest detractor. Out-of-benchmark Internet content provider Bitauto Holdings followed as the second-worst relative performer. Next in line was an out-of-benchmark position in mobile banking provider Monitise, which also suffered losses.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

International Opportunities	Beginning account value	Ending account value	Expenses paid during period* (11/1/14–
Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,092.58	$3.32
Premier Class	1,000.00	1,091.77	4.20
Retirement Class	1,000.00	1,090.91	4.61
Retail Class	1,000.00	1,090.37	5.18
5% annual hypothetical return
Institutional Class	1,000.00	1,021.62	3.21
Premier Class	1,000.00	1,020.78	4.06
Retirement Class	1,000.00	1,020.38	4.46
Retail Class	1,000.00	1,019.84	5.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.64% for the Institutional Class, 0.81% for the Premier Class, 0.89% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	33

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2015

			% of net
Shares	Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS		$21,362,040	1.1%
BANKS		11,598,041	0.6
CAPITAL GOODS
131,103	3M Co	20,503,198	1.0
103,607	Boeing Co	14,851,027	0.8
	Other	99,834,648	5.1
		135,188,873	6.9
COMMERCIAL & PROFESSIONAL SERVICES		17,201,448	0.9
CONSUMER DURABLES & APPAREL
170,000	Nike, Inc (Class B)	16,802,800	0.9
	Other	24,214,386	1.2
		41,017,186	2.1
CONSUMER SERVICES
181,548	McDonald’s Corp	17,528,459	0.9
350,272	Starbucks Corp	17,366,486	0.9
	Other	18,304,228	0.9
		53,199,173	2.7
DIVERSIFIED FINANCIALS
105,000	iShares Russell 1000 Growth Index Fund	10,443,300	0.5
102,307	McGraw-Hill Financial, Inc	10,670,620	0.6
50,000	SPDR Trust Series 1	10,426,000	0.5
	Other	72,249,625	3.7
		103,789,545	5.3
ENERGY
139,234	EOG Resources, Inc	13,777,205	0.7
271,720	Schlumberger Ltd	25,707,429	1.3
	Other	52,642,539	2.7
		92,127,173	4.7
FOOD & STAPLES RETAILING
95,400	Costco Wholesale Corp	13,646,970	0.7
91,738	CVS Corp	9,108,666	0.4
122,476	Walgreens Boots Alliance, Inc	10,156,935	0.5
	Other	3,277,084	0.2
		36,189,655	1.8
FOOD, BEVERAGE & TOBACCO
207,758	Altria Group, Inc	10,398,288	0.5
637,179	Coca-Cola Co	25,843,980	1.3
313,272	PepsiCo, Inc	29,798,433	1.5
	Other	44,359,954	2.3
		110,400,655	5.6
HEALTH CARE EQUIPMENT & SERVICES
85,500	AmerisourceBergen Corp	9,772,650	0.5
	Other	68,572,303	3.5
		78,344,953	4.0
HOUSEHOLD & PERSONAL PRODUCTS		14,918,332	0.7
				% of net
Shares		Company	Value	assets
MATERIALS
116,964		LyondellBasell Industries AF S.C.A	$12,108,113	0.6%
		Other	53,275,881	2.7
			65,383,994	3.3
MEDIA
457,288		Comcast Corp (Class A)	26,412,955	1.3
144,215	*	DIRECTV	13,081,022	0.7
136,302		Viacom, Inc (Class B)	9,466,174	0.5
302,436		Walt Disney Co	32,880,842	1.7
		Other	30,544,942	1.5
			112,385,935	5.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
237,931		AbbVie, Inc	15,384,618	0.8
70,262	*	Actavis plc	19,874,309	1.0
148,982		Amgen, Inc	23,525,748	1.2
44,338	*	Biogen Idec, Inc	16,579,308	0.9
130,535	*	Celgene Corp	14,105,612	0.7
242,879	*	Gilead Sciences, Inc	24,411,768	1.2
159,500		Merck & Co, Inc	9,499,820	0.5
		Other	84,372,504	4.3
			207,753,687	10.6
REAL ESTATE
112,100		Crown Castle International Corp	9,363,713	0.5
		Other	25,558,477	1.3
			34,922,190	1.8
RETAILING
57,553	*	Amazon.com, Inc	24,274,704	1.2
180,446		Home Depot, Inc	19,304,113	1.0
232,386		Lowe’s Companies, Inc	16,002,100	0.8
11,610	*	Priceline.com, Inc	14,370,974	0.7
148,714		TJX Companies, Inc	9,598,002	0.5
		Other	95,743,775	4.9
			179,293,668	9.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			39,452,310	2.0
SOFTWARE & SERVICES
156,615		Accenture plc	14,510,380	0.7
275,211	*	eBay, Inc	16,033,793	0.8
343,066	*	Facebook, Inc	27,023,309	1.4
60,140	*	Google, Inc	32,315,429	1.6
49,342	*	Google, Inc (Class A)	27,077,410	1.4
176,728		International Business Machines Corp	30,271,739	1.5
103,900		Mastercard, Inc (Class A)	9,372,819	0.5
961,955		Microsoft Corp	46,789,491	2.4
653,876		Oracle Corp	28,522,071	1.5
406,484		Visa, Inc (Class A)	26,848,268	1.4
		Other	69,151,429	3.5
			327,916,138	16.7
TECHNOLOGY HARDWARE & EQUIPMENT
1,049,402		Apple, Inc	131,332,660	6.7
271,664		Qualcomm, Inc	18,473,152	0.9
		Other	31,978,377	1.6
			181,784,189	9.2

34	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
645,129		Verizon Communications, Inc	$32,540,307	1.7%
		Other	11,859,628	0.6
			44,399,935	2.3
TRANSPORTATION
105,691		Union Pacific Corp	11,227,555	0.6
		Other	37,578,765	1.9
			48,806,320	2.5
UTILITIES			3,259,243	0.2
	TOTAL COMMON STOCKS
		(Cost $1,621,107,252)	1,960,694,683	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,275,114	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,275,114	1.0
			20,275,114	1.0
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $20,275,114)	20,275,114	1.0
	TOTAL PORTFOLIO
		(Cost $1,641,382,366)	1,980,969,797	100.8
	OTHER ASSETS & LIABILITIES, NET		(15,785,547)	(0.8)
	NET ASSETS		$1,965,184,250	100.0%

Abbreviation(s):

SPDR – Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $19,646,476.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements.	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	35

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$17,810,128	1.0%
BANKS
1,347,224		Bank of America Corp	21,461,278	1.2
453,224		Citigroup, Inc	24,165,904	1.3
647,500		JPMorgan Chase & Co	40,960,850	2.2
968,000		Wells Fargo & Co	53,336,800	2.9
		Other	51,117,373	2.8
			191,042,205	10.4
CAPITAL GOODS
1,357,424		General Electric Co	36,759,042	2.0
63,300		Northrop Grumman Corp	9,750,732	0.6
		Other	64,367,689	3.5
			110,877,463	6.1
COMMERCIAL & PROFESSIONAL SERVICES			11,863,381	0.6
CONSUMER DURABLES & APPAREL			33,324,640	1.8
CONSUMER SERVICES			10,190,186	0.6
DIVERSIFIED FINANCIALS
118,890		Capital One Financial Corp	9,612,256	0.5
85,554		Goldman Sachs Group, Inc	16,804,517	0.9
333,800		Morgan Stanley	12,454,078	0.7
189,000	e	PowerShares QQQ Trust Series	20,342,070	1.1
107,500	e	SPDR Dow Jones Industrial Average ETF Trust	19,154,350	1.1
123,000	e	SPDR Trust Series 1	25,647,960	1.4
		Other	39,779,775	2.2
			143,795,006	7.9
ENERGY
119,900		Baker Hughes, Inc	8,208,354	0.4
275,724		Chevron Corp	30,621,907	1.7
170,750		ConocoPhillips	11,597,340	0.6
123,390	*	Devon Energy Corp	8,416,432	0.5
555,742		Exxon Mobil Corp	48,555,179	2.7
		Other	74,529,078	4.1
			181,928,290	10.0
FOOD & STAPLES RETAILING
206,800		CVS Corp	20,533,172	1.1
167,724		Wal-Mart Stores, Inc	13,090,858	0.7
		Other	7,975,020	0.5
			41,599,050	2.3
FOOD, BEVERAGE & TOBACCO
176,800		Archer Daniels Midland Co	8,641,984	0.5
		Other	38,653,057	2.1
			47,295,041	2.6
HEALTH CARE EQUIPMENT & SERVICES
311,000		Abbott Laboratories	14,436,620	0.8
66,890		Anthem, Inc	10,095,707	0.5
245,000		Medtronic plc	18,240,250	1.0
183,800		UnitedHealth Group, Inc	20,475,320	1.1
		Other	67,186,580	3.7
			130,434,477	7.1
				% of net
Shares		Company	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS
287,224		Procter & Gamble Co	$22,837,180	1.3%
		Other	7,423,618	0.4
			30,260,798	1.7
INSURANCE
133,089		Allstate Corp	9,270,980	0.5
221,424	*	Berkshire Hathaway, Inc (Class B)	31,267,283	1.7
		Other	64,679,251	3.6
			105,217,514	5.8
MATERIALS
29,390		CF Industries Holdings, Inc	8,448,743	0.4
208,300		Dow Chemical Co	10,623,300	0.6
		Other	35,917,053	2.0
			54,989,096	3.0
MEDIA
142,224		Time Warner, Inc	12,005,128	0.7
88,800		Walt Disney Co	9,654,336	0.5
		Other	18,896,051	1.0
			40,555,515	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
183,000		Bristol-Myers Squibb Co	11,662,590	0.6
130,724		Eli Lilly & Co	9,395,134	0.5
317,224		Johnson & Johnson	31,468,621	1.7
357,224		Merck & Co, Inc	21,276,261	1.2
55,000	p	Perrigo Co plc	10,080,400	0.6
1,082,424		Pfizer, Inc	36,726,646	2.0
68,300		Thermo Electron Corp	8,583,944	0.5
		Other	30,045,084	1.6
			159,238,680	8.7
REAL ESTATE			93,640,210	5.1
RETAILING
141,890		Target Corp	11,185,188	0.6
		Other	45,140,070	2.5
			56,325,258	3.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
642,424		Intel Corp	20,910,901	1.1
		Other	36,275,807	2.0
			57,186,708	3.1
SOFTWARE & SERVICES
331,224		Microsoft Corp	16,110,735	0.9
201,424	*	Yahoo!, Inc	8,573,613	0.5
		Other	43,077,006	2.3
			67,761,354	3.7
TECHNOLOGY HARDWARE & EQUIPMENT
836,724		Cisco Systems, Inc	24,122,753	1.3
431,800		Hewlett-Packard Co	14,236,446	0.8
83,890		Western Digital Corp	8,199,409	0.4
		Other	27,281,372	1.5
			73,839,980	4.0

36	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
501,424		AT&T, Inc	$17,369,327	1.0%
		Other	11,778,920	0.6
			29,148,247	1.6
TRANSPORTATION
203,000		Delta Air Lines, Inc	9,061,920	0.5
55,000		FedEx Corp	9,326,350	0.5
		Other	25,396,646	1.4
			43,784,916	2.4
UTILITIES
91,989		NextEra Energy, Inc	9,284,450	0.5
		Other	78,657,421	4.3
			87,941,871	4.8
	TOTAL COMMON STOCKS
		(Cost $1,439,738,585)	1,820,050,014	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
36,392,432	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	36,392,432	2.0
			36,392,432	2.0
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $36,392,432)	36,392,432	2.0
	TOTAL PORTFOLIO
		(Cost $1,476,131,017)	1,856,442,446	101.6
	OTHER ASSETS & LIABILITIES, NET		(28,344,251)	(1.6)
	NET ASSETS		$1,828,098,195	100.0%

Abbreviation(s):

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,898,394.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements.	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	37

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$53,986,456	1.1%
BANKS
2,889,918		Bank of America Corp	46,036,394	0.9
1,532,859		Citigroup, Inc	81,732,042	1.6
1,062,973		JPMorgan Chase & Co	67,243,672	1.4
1,260,264		Wells Fargo & Co	69,440,546	1.4
		Other	21,208,510	0.4
			285,661,164	5.7
CAPITAL GOODS
3,114,311		General Electric Co	84,335,542	1.7
356,233		Honeywell International, Inc	35,951,034	0.7
		Other	185,651,925	3.7
			305,938,501	6.1
COMMERCIAL & PROFESSIONAL SERVICES			12,925,615	0.3
CONSUMER DURABLES & APPAREL
633,596	*	Jarden Corp	32,427,443	0.6
896,774		Newell Rubbermaid, Inc	34,193,993	0.7
		Other	157,720,872	3.2
			224,342,308	4.5
CONSUMER SERVICES			67,935,661	1.4
DIVERSIFIED FINANCIALS
369,796		Moody’s Corp	39,760,466	0.8
1,118,129		Morgan Stanley	41,717,393	0.8
		Other	82,224,078	1.7
			163,701,937	3.3
ENERGY
495,742		Chevron Corp	55,057,106	1.1
269,197	*,p	Concho Resources, Inc	34,096,492	0.7
694,132	*,e	Continental Resources, Inc	36,532,167	0.7
412,922		EOG Resources, Inc	40,858,632	0.8
		Other	161,191,838	3.3
			327,736,235	6.6
FOOD & STAPLES RETAILING
420,748		CVS Corp	41,776,069	0.8
686,467		Kroger Co	47,304,441	1.0
		Other	38,328,400	0.8
			127,408,910	2.6
FOOD, BEVERAGE & TOBACCO
415,267	*	Constellation Brands, Inc (Class A)	48,146,056	1.0
703,120		PepsiCo, Inc	66,880,775	1.3
		Other	154,331,292	3.1
			269,358,123	5.4
HEALTH CARE EQUIPMENT & SERVICES
249,706		Humana, Inc	41,351,314	0.8
		Other	131,596,558	2.7
			172,947,872	3.5
				% of net
Shares		Company	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS
685,688		Procter & Gamble Co	$54,519,053	1.1%
		Other	25,079,053	0.5
			79,598,106	1.6
INSURANCE
304,097		ACE Ltd	32,535,338	0.7
904,284		Hartford Financial Services Group, Inc	36,867,658	0.7
		Other	38,369,885	0.8
			107,772,881	2.2
MATERIALS
614,849		Dow Chemical Co	31,357,299	0.6
		Other	98,711,079	2.0
			130,068,378	2.6
MEDIA
638,603		Comcast Corp (Class A)	36,885,709	0.7
477,086		Time Warner, Inc	40,270,829	0.8
714,048		Walt Disney Co	77,631,299	1.6
		Other	60,515,110	1.2
			215,302,947	4.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
710,703		AbbVie, Inc	45,954,056	0.9
188,792	*	Actavis plc	53,401,705	1.1
280,235		Amgen, Inc	44,251,909	0.9
504,234		Bristol-Myers Squibb Co	32,134,833	0.6
399,916	*,p	Celgene Corp	43,214,923	0.9
978,786	p	Merck & Co, Inc	58,296,494	1.2
1,718,597		Pfizer, Inc	58,311,996	1.2
		Other	226,759,614	4.5
			562,325,530	11.3
REAL ESTATE			39,061,116	0.8
RETAILING
104,749	*	Amazon.com, Inc	44,181,033	0.9
705,501		Home Depot, Inc	75,474,497	1.5
58,177	*,p	NetFlix, Inc	32,375,501	0.7
		Other	170,601,407	3.4
			322,632,438	6.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,459,598		Intel Corp	47,509,915	1.0
355,691	*,p	NXP Semiconductors NV	34,189,019	0.7
		Other	111,316,044	2.2
			193,014,978	3.9
SOFTWARE & SERVICES
862,968	*,p	Facebook, Inc	67,975,989	1.4
172,024	*,p	Google, Inc	92,435,462	1.9
569,089	p	Mastercard, Inc (Class A)	51,337,519	1.0
2,142,850		Microsoft Corp	104,228,224	2.1
1,067,316		Oracle Corp	46,556,324	0.9
465,284	*,p	Salesforce.com, Inc	33,881,981	0.7
		Other	239,307,699	4.8
			635,723,198	12.8

38	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,771,689	p	Apple, Inc	$221,726,878	4.5%
2,146,465		Cisco Systems, Inc	61,882,586	1.2
		Other	51,144,362	1.0
			334,753,826	6.7
TELECOMMUNICATION SERVICES
960,703		Verizon Communications, Inc	48,457,859	1.0
		Other	49,828,600	1.0
			98,286,459	2.0
TRANSPORTATION
802,585		Delta Air Lines, Inc	35,827,395	0.7
		Other	70,222,684	1.4
			106,050,079	2.1
UTILITIES
386,132		NextEra Energy, Inc	38,972,303	0.8
		Other	62,556,792	1.2
			101,529,095	2.0
	TOTAL COMMON STOCKS (Cost $3,889,432,469)		4,938,061,813	99.3

PURCHASED OPTIONS

CAPITAL GOODS			5,000	0.0
HEALTH CARE EQUIPMENT & SERVICES			66,600	0.0
SOFTWARE & SERVICES			19,200	0.0
	TOTAL PURCHASED OPTIONS (Cost $111,262)		90,800	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			4,899,960	0.1

				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
105,709,662	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$105,709,662	2.1%
			105,709,662	2.1
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $110,609,594)	110,609,622	2.2
	TOTAL PORTFOLIO
		(Cost $4,000,153,325)	5,048,762,235	101.5
	OTHER ASSETS & LIABILITIES, NET		(75,396,213)	(1.5)
	NET ASSETS		$4,973,366,022	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,803,376.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	39

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
147,750	*,e	Tesla Motors, Inc	$33,398,888	1.1%
			33,398,888	1.1
CAPITAL GOODS
166,434		Roper Industries, Inc	27,989,206	0.9
118,159	e	W.W. Grainger, Inc	29,354,240	0.9
		Other	20,694,903	0.7
			78,038,349	2.5
COMMERCIAL & PROFESSIONAL SERVICES
521,502	*	Verisk Analytics, Inc	39,133,510	1.3
			39,133,510	1.3
CONSUMER DURABLES & APPAREL
612,448		Nike, Inc (Class B)	60,534,360	1.9
		Other	23,961,031	0.8
			84,495,391	2.7
CONSUMER SERVICES
590,701	*	Norwegian Cruise Line Holdings Ltd	28,654,906	0.9
1,400,078		Starbucks Corp	69,415,867	2.2
		Other	11,428,272	0.4
			109,499,045	3.5
DIVERSIFIED FINANCIALS
1,115,247		Charles Schwab Corp	34,015,034	1.1
129,878		IntercontinentalExchange Group, Inc	29,161,507	0.9
296,722		McGraw-Hill Financial, Inc	30,948,105	1.0
332,991		Moody’s Corp	35,803,192	1.2
			129,927,838	4.2
ENERGY
251,487	*	Concho Resources, Inc	31,853,343	1.0
303,913		EOG Resources, Inc	30,072,191	1.0
		Other	23,489,109	0.7
			85,414,643	2.7
FOOD & STAPLES RETAILING			22,754,984	0.7
FOOD, BEVERAGE & TOBACCO
243,531	*	Monster Beverage Corp	33,390,536	1.0
		Other	42,859,089	1.4
			76,249,625	2.4
HEALTH CARE EQUIPMENT & SERVICES
466,833	*	Cerner Corp	33,523,278	1.1
60,444	*	Intuitive Surgical, Inc	29,979,015	0.9
		Other	22,033,653	0.7
			85,535,946	2.7
HOUSEHOLD & PERSONAL PRODUCTS
773,465		Estee Lauder Cos (Class A)	62,874,970	2.0
			62,874,970	2.0
				% of net
Shares		Company	Value	assets
MATERIALS
608,912		Monsanto Co	$69,391,612	2.2%
150,161		PPG Industries, Inc	33,269,671	1.1
		Other	28,754,914	0.9
			131,416,197	4.2
MEDIA
441,926		CBS Corp (Class B)	27,456,862	0.9
378,275		Time Warner, Inc	31,930,193	1.0
597,693		Walt Disney Co	64,981,183	2.1
		Other	33,380,480	1.1
			157,748,718	5.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
239,027	*	Actavis plc	67,611,177	2.2
306,564	*	Alexion Pharmaceuticals, Inc	51,879,826	1.7
105,761	*	Biogen Idec, Inc	39,547,211	1.3
128,098	*	Biovail Corp	27,788,299	0.9
726,084		Bristol-Myers Squibb Co	46,273,333	1.5
505,198	*	Celgene Corp	54,591,696	1.7
618,938	*	Gilead Sciences, Inc	62,209,458	2.0
292,770		Novartis AG. (ADR)	29,803,986	0.9
273,051		Thermo Electron Corp	34,317,050	1.1
		Other	82,845,763	2.6
			496,867,799	15.9
REAL ESTATE
796,286	*	CBRE Group, Inc	30,529,605	1.0
			30,529,605	1.0
RETAILING
260,674	*	Amazon.com, Inc	109,947,080	3.5
620,603		Home Depot, Inc	66,392,109	2.1
		Other	67,968,194	2.2
			244,307,383	7.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			83,036,253	2.7
SOFTWARE & SERVICES
1,127,679	*	Adobe Systems, Inc	85,771,265	2.7
949,059	*	Facebook, Inc	74,757,377	2.4
128,806	*	Google, Inc	69,212,403	2.2
99,962	*	Google, Inc (Class A)	54,856,147	1.8
896,484		Intuit, Inc	89,944,240	2.9
119,863	*	LinkedIn Corp	30,221,058	1.0
861,447		Mastercard, Inc (Class A)	77,711,134	2.5
623,791	*	Red Hat, Inc	46,946,511	1.5
889,124	*	Salesforce.com, Inc	64,746,010	2.1
1,008,464		Visa, Inc (Class A)	66,609,047	2.1
1,253,038	*	Yahoo!, Inc	53,335,562	1.7
		Other	117,865,583	3.8
			831,976,337	26.7
TECHNOLOGY HARDWARE & EQUIPMENT
1,174,536		Apple, Inc	146,993,180	4.7
1,954,818		Cisco Systems, Inc	56,357,403	1.8
		Other	20,763,128	0.7
			224,113,711	7.2

40	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
521,771	*	Level 3 Communications, Inc	$29,187,870	0.9%
			29,187,870	0.9
TRANSPORTATION			19,288,274	0.6
	TOTAL COMMON STOCKS (Cost $2,344,190,403)		3,055,795,336	97.9

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$30,000,000		0.067%, 06/03/15	29,998,710	1.0
34,200,000		0.040%–0.070%, 05/01/15–05/04/15	34,199,942	1.1
			64,198,652	2.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
41,659,517	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	41,659,517	1.3
			41,659,517	1.3
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $105,857,562)	105,858,169	3.4
	TOTAL PORTFOLIO
		(Cost $2,450,047,965)	3,161,653,505	101.3
	OTHER ASSETS & LIABILITIES, NET		(39,805,368)	(1.3)
	NET ASSETS		$3,121,848,137	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,768,669.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	41

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$24,839,571	0.5%
BANKS
9,445,865		Bank of America Corp	150,472,630	2.7
1,426,675		Citigroup, Inc	76,070,311	1.4
1,310,940		JPMorgan Chase & Co	82,930,064	1.5
2,423,412		Keycorp	35,018,303	0.6
2,689,016		Wells Fargo & Co	148,164,782	2.6
		Other	132,220,592	2.3
			624,876,682	11.1
CAPITAL GOODS
4,355,885		General Electric Co	117,957,366	2.1
837,402		SPX Corp	64,479,954	1.2
1,701,077		Terex Corp	46,711,575	0.8
		Other	170,869,943	3.0
			400,018,838	7.1
CONSUMER DURABLES & APPAREL
1,003,204	*	Jarden Corp	51,343,981	0.9
		Other	88,903,183	1.6
			140,247,164	2.5
CONSUMER SERVICES
1,187,647		ARAMARK Holdings Corp	36,496,392	0.7
878,128		Restaurant Brands International, Inc	35,810,060	0.6
		Other	63,974,130	1.1
			136,280,582	2.4
DIVERSIFIED FINANCIALS
2,050,915	*	E*Trade Financial Corp	59,045,843	1.0
666,326		Legg Mason, Inc	35,082,064	0.6
1,891,197		Morgan Stanley	70,560,560	1.2
710,839		State Street Corp	54,819,904	1.0
1,910,269	*	Synchrony Financial	59,504,879	1.1
		Other	59,469,178	1.1
			338,482,428	6.0
ENERGY
1,034,215		Apache Corp	70,740,306	1.3
965,266		Chevron Corp	107,202,442	1.9
568,908	*	Diamondback Energy, Inc	46,974,734	0.8
977,531		Exxon Mobil Corp	85,406,884	1.5
241,726		Pioneer Natural Resources Co	41,765,418	0.8
1,210,604	*	RSP Permian, Inc	35,131,728	0.6
		Other	218,472,712	3.9
			605,694,224	10.8
FOOD & STAPLES RETAILING
405,126		CVS Corp	40,224,960	0.7
		Other	13,984,735	0.3
			54,209,695	1.0
FOOD, BEVERAGE & TOBACCO
1,164,532		Pinnacle Foods, Inc	47,221,773	0.8
		Other	111,680,651	2.0
			158,902,424	2.8
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
3,081,942	*	Boston Scientific Corp	$54,920,206	1.0%
586,299		UnitedHealth Group, Inc	65,313,709	1.1
		Other	105,990,370	1.9
			226,224,285	4.0
HOUSEHOLD & PERSONAL PRODUCTS
1,357,131		Procter & Gamble Co	107,905,486	1.9
			107,905,486	1.9
INSURANCE
405,963		ACE Ltd	43,433,981	0.8
592,419		Allstate Corp	41,267,907	0.7
707,671		American International Group, Inc	39,834,801	0.7
434,219	*	Berkshire Hathaway, Inc (Class B)	61,316,065	1.1
957,840		Hartford Financial Services Group, Inc	39,051,137	0.7
		Other	151,775,373	2.7
			376,679,264	6.7
MATERIALS
4,365,648	*	Louisiana-Pacific Corp	66,532,475	1.2
762,948		Sealed Air Corp	34,790,429	0.6
		Other	130,948,217	2.3
			232,271,121	4.1
MEDIA			51,009,539	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
576,042		Eli Lilly & Co	41,400,138	0.7
588,671	*	Endo International plc	49,486,628	0.9
843,158		Johnson & Johnson	83,641,274	1.5
1,260,375		Merck & Co, Inc	75,067,935	1.3
3,704,200		Pfizer, Inc	125,683,506	2.2
		Other	165,267,643	3.0
			540,547,124	9.6
REAL ESTATE			159,535,879	2.9
RETAILING
4,236,423	*,e	JC Penney Co, Inc	35,162,311	0.6
		Other	145,399,283	2.6
			180,561,594	3.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,004,973		Broadcom Corp (Class A)	44,424,831	0.8
		Other	130,153,633	2.3
			174,578,464	3.1
SOFTWARE & SERVICES
1,384,215		Microsoft Corp	67,328,218	1.2
1,501,986	*	Yahoo!, Inc	63,932,034	1.1
		Other	139,678,968	2.5
			270,939,220	4.8
TECHNOLOGY HARDWARE & EQUIPMENT
2,525,075		Cisco Systems, Inc	72,797,912	1.3
		Other	165,351,854	2.9
			238,149,766	4.2

42	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,885,962		AT&T, Inc	$65,329,724	1.2%
945,848	*	Level 3 Communications, Inc	52,910,737	0.9
		Other	25,493,146	0.5
			143,733,607	2.6
TRANSPORTATION			131,692,754	2.4
UTILITIES
1,630,140		FirstEnergy Corp	58,538,327	1.0
626,640		NextEra Energy, Inc	63,246,775	1.1
		Other	98,112,036	1.8
			219,897,138	3.9
	TOTAL COMMON STOCKS (Cost $4,438,210,674)		5,537,276,849	98.5

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$40,000,000		0.045%, 05/01/15	40,000,000	0.7
		Other	34,599,467	0.6
			74,599,467	1.3
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
82,233,051	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$82,233,051	1.5%
			82,233,051	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $156,832,280)		156,832,518	2.8
	TOTAL PORTFOLIO (Cost $4,595,042,954)		5,694,109,367	101.3
	OTHER ASSETS & LIABILITIES, NET		(73,136,351)	(1.3)
	NET ASSETS		$5,620,973,016	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $78,477,402.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	43

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$22,851,614	1.2%
BANKS
123,336	*	Signature Bank	16,538,124	0.9
		Other	20,269,112	1.1
			36,807,236	2.0
CAPITAL GOODS
90,363		Acuity Brands, Inc	15,086,103	0.8
654,814		Masco Corp	17,346,023	0.9
201,857		Rockwell Collins, Inc	19,646,742	1.1
90,128		TransDigm Group, Inc	19,118,852	1.0
		Other	58,558,941	3.2
			129,756,661	7.0
COMMERCIAL & PROFESSIONAL SERVICES
131,629	*	Stericycle, Inc	17,563,257	1.0
			17,563,257	1.0
CONSUMER DURABLES & APPAREL
611,376		Hanesbrands, Inc	19,001,566	1.0
263,193	*	Michael Kors Holdings Ltd	16,281,119	0.9
234,575	*	Under Armour, Inc (Class A)	18,191,291	1.0
314,111		VF Corp	22,751,060	1.2
		Other	38,014,530	2.1
			114,239,566	6.2
CONSUMER SERVICES
33,304	*	Chipotle Mexican Grill, Inc (Class A)	20,693,108	1.1
240,385		Marriott International, Inc (Class A)	19,242,819	1.0
		Other	34,366,940	1.9
			74,302,867	4.0
DIVERSIFIED FINANCIALS
505,391	e	iShares Russell Midcap Growth Index Fund	49,149,275	2.6
240,310		McGraw-Hill Financial, Inc	25,064,333	1.4
186,306		Moody’s Corp	20,031,621	1.1
		Other	13,141,152	0.7
			107,386,381	5.8
ENERGY
164,027	*	Concho Resources, Inc	20,775,660	1.1
		Other	73,420,817	4.0
			94,196,477	5.1
FOOD & STAPLES RETAILING
349,797		Kroger Co	24,104,511	1.3
		Other	6,300,022	0.3
			30,404,533	1.6
FOOD, BEVERAGE & TOBACCO
150,775	*	Constellation Brands, Inc (Class A)	17,480,854	0.9
253,441		Lorillard, Inc	17,705,388	1.0
231,315		Mead Johnson Nutrition Co	22,187,735	1.2
152,263	*	Monster Beverage Corp	20,876,780	1.1
345,327	*	WhiteWave Foods Co (Class A)	15,184,028	0.8
		Other	17,923,560	1.0
			111,358,345	6.0
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
221,737		AmerisourceBergen Corp	$25,344,539	1.4%
272,666	*	Cerner Corp	19,580,145	1.0
		Other	98,361,536	5.3
			143,286,220	7.7
HOUSEHOLD & PERSONAL PRODUCTS			9,409,308	0.5
MATERIALS
184,476		Valspar Corp	14,961,004	0.8
		Other	64,240,919	3.5
			79,201,923	4.3
MEDIA			33,708,950	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
149,550	*	BioMarin Pharmaceuticals, Inc	16,757,078	0.9
91,710	*	Jazz Pharmaceuticals plc	16,388,577	0.9
298,582	*	Mylan NV	21,575,535	1.2
		Other	82,712,088	4.4
			137,433,278	7.4
REAL ESTATE
460,714	*	CBRE Group, Inc	17,663,775	0.9
213,569		Crown Castle International Corp	17,839,418	1.0
			35,503,193	1.9
RETAILING
106,840		Advance Auto Parts, Inc	15,278,120	0.8
248,965		Dollar General Corp	18,102,245	1.0
276,591		Macy’s, Inc	17,876,076	1.0
27,823	*	NetFlix, Inc	15,483,500	0.8
189,265	*	Restoration Hardware Holdings, Inc	16,308,965	0.9
113,779		Signet Jewelers Ltd	15,261,177	0.8
201,073		Tractor Supply Co	17,304,342	0.9
		Other	85,216,825	4.6
			200,831,250	10.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
759,967		Applied Materials, Inc	15,039,747	0.8
166,333		Avago Technologies Ltd	19,441,001	1.1
		Other	58,153,278	3.1
			92,634,026	5.0
SOFTWARE & SERVICES
66,192	*	Alliance Data Systems Corp	19,679,544	1.1
114,368	*	FleetCor Technologies, Inc	18,400,668	1.0
82,410	*	LinkedIn Corp	20,778,033	1.1
465,109	*	QLIK Technologies, Inc	16,181,142	0.9
386,370	*	Vantiv, Inc	15,107,067	0.8
		Other	147,671,963	7.9
			237,818,417	12.8
TECHNOLOGY HARDWARE & EQUIPMENT			23,476,539	1.3
TELECOMMUNICATION SERVICES
284,345	*	Level 3 Communications, Inc	15,906,259	0.9
865,248	*,e	RingCentral, Inc	14,908,223	0.8
146,773	*	SBA Communications Corp (Class A)	16,999,249	0.9
			47,813,731	2.6

44	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund  ■  April 30, 2015

			% of net
Shares	Company	Value	assets
TRANSPORTATION
169,475	Ryder System, Inc	$16,161,136	0.9%
515,815	Southwest Airlines Co	20,921,457	1.1
	Other	24,823,567	1.3
		61,906,160	3.3
	TOTAL COMMON STOCKS (Cost $1,519,387,602)	1,841,889,932	99.3

PURCHASED OPTIONS
RETAILING		386,400	0.0
	TOTAL PURCHASED OPTIONS (Cost $201,936)	386,400	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		10,000,000	0.5
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
103,286,019	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$103,286,019	5.6%
			103,286,019	5.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $113,286,020)		113,286,019	6.1
	TOTAL PORTFOLIO (Cost $1,632,875,558)		1,955,562,351	105.4
	OTHER ASSETS & LIABILITIES, NET		(100,455,493)	(5.4)
	NET ASSETS		$1,855,106,858	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,386,279.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	45

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$62,986,330	1.2%
BANKS
2,362,706		Fifth Third Bancorp	47,254,120	0.9
3,327,075		Huntington Bancshares, Inc	36,132,034	0.7
3,163,132		Keycorp	45,707,257	0.8
858,289		SunTrust Banks, Inc	35,618,994	0.7
		Other	225,937,664	4.2
			390,650,069	7.3
CAPITAL GOODS
338,679		Hubbell, Inc (Class B)	36,858,436	0.7
		Other	283,686,344	5.3
			320,544,780	6.0
COMMERCIAL & PROFESSIONAL SERVICES			18,023,874	0.3
CONSUMER DURABLES & APPAREL
650,950	*	Jarden Corp	33,315,621	0.6
		Other	98,055,027	1.8
			131,370,648	2.4
CONSUMER SERVICES			92,250,814	1.7
DIVERSIFIED FINANCIALS
471,577		Ameriprise Financial, Inc	59,079,167	1.1
1,205,462	*	E*Trade Financial Corp	34,705,251	0.6
		Other	132,106,785	2.5
			225,891,203	4.2
ENERGY
469,745		Anadarko Petroleum Corp	44,203,005	0.8
626,617		Baker Hughes, Inc	42,898,200	0.8
		Other	451,379,475	8.5
			538,480,680	10.1
FOOD, BEVERAGE & TOBACCO
406,991		Bunge Ltd	35,151,813	0.6
1,321,187		Tyson Foods, Inc (Class A)	52,186,886	1.0
		Other	68,488,214	1.3
			155,826,913	2.9
HEALTH CARE EQUIPMENT & SERVICES
2,110,609	*	Boston Scientific Corp	37,611,052	0.7
883,511		Cardinal Health, Inc	74,515,318	1.4
443,610		Cigna Corp	55,291,551	1.0
353,404		Humana, Inc	58,523,702	1.1
642,999		Omnicare, Inc	56,571,052	1.1
		Other	102,808,968	1.9
			385,321,643	7.2
INSURANCE
313,420		ACE Ltd	33,532,806	0.6
323,954		Aon plc	31,174,093	0.6
1,301,899		Hartford Financial Services Group, Inc	53,078,422	1.0
607,553		Marsh & McLennan Cos, Inc	34,120,177	0.6
1,285,999		XL Capital Ltd	47,684,843	0.9
		Other	157,188,870	3.0
			356,779,211	6.7
				% of net
Shares		Company	Value	assets
MATERIALS
702,882		Nucor Corp	$34,342,814	0.7%
405,036	*	WR Grace & Co	39,175,082	0.7
		Other	202,990,865	3.8
			276,508,761	5.2
MEDIA
520,074	*	DISH Network Corp (Class A)	35,188,207	0.7
		Other	70,234,335	1.3
			105,422,542	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
168,848	*	Actavis plc	47,760,345	0.9
274,216	*	Mallinckrodt plc	31,035,767	0.6
225,334	*	United Therapeutics Corp	35,983,587	0.7
		Other	141,485,011	2.6
			256,264,710	4.8
REAL ESTATE
276,833		AvalonBay Communities, Inc	45,494,735	0.9
236,585		Boston Properties, Inc	31,302,561	0.6
809,884		Prologis, Inc	32,557,337	0.6
1,433,251		Starwood Property Trust, Inc	34,412,357	0.6
348,496		Vornado Realty Trust	36,065,851	0.7
		Other	424,075,864	7.9
			603,908,705	11.3
RETAILING
883,511		Best Buy Co, Inc	30,613,656	0.6
1,128,930	*	Liberty Interactive Corp	32,468,027	0.6
		Other	102,317,625	1.9
			165,399,308	3.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
883,511		Broadcom Corp (Class A)	39,055,604	0.7
385,748	*	NXP Semiconductors NV	37,078,098	0.7
		Other	98,888,183	1.9
			175,021,885	3.3
SOFTWARE & SERVICES
1,030,762		CA, Inc	32,747,309	0.6
3,808,912		Xerox Corp	43,802,488	0.8
		Other	7,252,272	0.2
			83,802,069	1.6
TECHNOLOGY HARDWARE & EQUIPMENT
592,876	e	Seagate Technology, Inc	34,813,679	0.6
771,496		TE Connectivity Ltd	51,343,059	1.0
405,036		Western Digital Corp	39,588,219	0.7
		Other	130,983,358	2.5
			256,728,315	4.8
TELECOMMUNICATION SERVICES
626,840	*	Level 3 Communications, Inc	35,065,429	0.7
		Other	23,637,040	0.4
			58,702,469	1.1
TRANSPORTATION			123,017,531	2.3

46	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund ■  April 30, 2015

				% of net
Shares		Company	Value	assets
UTILITIES
441,755		DTE Energy Co	$35,176,951	0.7%
736,259		Edison International	44,867,623	0.8
760,801		NiSource, Inc	33,033,979	0.6
1,109,296		PPL Corp	37,749,343	0.7
854,061		Public Service Enterprise Group, Inc	35,477,694	0.7
631,662		Sempra Energy	67,063,555	1.3
		Other	268,661,990	5.0
			522,031,135	9.8
	TOTAL COMMON STOCKS (Cost $3,863,341,066)		5,304,933,595	99.3

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
86,135,331	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	86,135,331	1.6
			86,135,331	1.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $86,135,331)		86,135,331	1.6
	TOTAL PORTFOLIO (Cost $3,949,476,397)		5,391,068,926	100.9
	OTHER ASSETS & LIABILITIES, NET		(48,551,950)	(0.9)
	NET ASSETS		$5,342,516,976	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,401,605.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	47

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
357,074	*	Tenneco, Inc	$20,870,975	0.7%
		Other	24,260,893	0.9
			45,131,868	1.6
BANKS
774,185		Cathay General Bancorp	22,126,207	0.8
729,811		FirstMerit Corp	14,136,439	0.5
1,492,605		Investors Bancorp, Inc	17,672,443	0.6
2,375,398	*	MGIC Investment Corp	24,751,647	0.9
571,657		PrivateBancorp, Inc	21,191,325	0.7
314,075		Prosperity Bancshares, Inc	16,752,761	0.6
972,700		Umpqua Holdings Corp	16,545,627	0.6
442,275		Webster Financial Corp	15,846,713	0.6
593,800	*	Western Alliance Bancorp	18,360,296	0.6
		Other	96,872,495	3.4
			264,255,953	9.3
CAPITAL GOODS
120,530		Acuity Brands, Inc	20,122,483	0.7
347,986		EMCOR Group, Inc	15,530,615	0.5
137,600	*	Teledyne Technologies, Inc	14,443,872	0.5
130,970	*	WABCO Holdings, Inc	16,299,217	0.6
		Other	158,568,894	5.6
			224,965,081	7.9
COMMERCIAL & PROFESSIONAL SERVICES
720,931		Rollins, Inc	17,879,089	0.6
574,727	*	TrueBlue, Inc	16,540,643	0.6
		Other	97,352,334	3.4
			131,772,066	4.6
CONSUMER DURABLES & APPAREL
469,550		Brunswick Corp	23,496,282	0.8
		Other	39,836,859	1.4
			63,333,141	2.2
CONSUMER SERVICES
332,551	*	Grand Canyon Education, Inc	15,057,909	0.5
180,100		Jack in the Box, Inc	15,627,277	0.5
651,049		Service Corp International	18,021,036	0.6
217,000		Vail Resorts, Inc	21,528,570	0.8
		Other	67,035,195	2.4
			137,269,987	4.8
DIVERSIFIED FINANCIALS
331,442		Evercore Partners, Inc (Class A)	15,988,762	0.5
		Other	19,682,745	0.7
			35,671,507	1.2
ENERGY			145,910,686	5.1
FOOD & STAPLES RETAILING			14,463,229	0.5
FOOD, BEVERAGE & TOBACCO			35,819,257	1.3
HEALTH CARE EQUIPMENT & SERVICES			194,522,948	6.8
INSURANCE			84,320,359	3.0
				% of net
Shares		Company	Value	assets
MATERIALS
534,500	*	Berry Plastics Group, Inc	$18,290,590	0.7%
268,740		Minerals Technologies, Inc	18,201,760	0.6
		Other	91,646,475	3.2
			128,138,825	4.5
MEDIA
586,280	*	Live Nation, Inc	14,692,177	0.5
		Other	14,614,514	0.5
			29,306,691	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			258,787,102	9.1
REAL ESTATE
1,595,252		Cousins Properties, Inc	15,537,755	0.5
727,644		CubeSmart	16,786,747	0.6
1,424,922		DiamondRock Hospitality Co	19,321,942	0.7
508,170		DuPont Fabros Technology, Inc	15,829,496	0.6
331,700		Entertainment Properties Trust	19,129,139	0.7
219,354		Sovran Self Storage, Inc	19,158,378	0.7
		Other	106,553,943	3.7
			212,317,400	7.5
RETAILING			102,405,816	3.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
293,700	*	Qorvo, Inc	19,357,767	0.7
		Other	108,303,902	3.8
			127,661,669	4.5
SOFTWARE & SERVICES
398,955	*	Aspen Technology, Inc	17,709,612	0.6
244,414	*	EPAM Systems, Inc	15,816,030	0.6
306,942	*	Manhattan Associates, Inc	16,132,872	0.6
231,831		MAXIMUS, Inc	14,839,502	0.5
80,132	*	MicroStrategy, Inc (Class A)	14,593,640	0.5
578,879	*	Progress Software Corp	15,282,406	0.5
149,901	*	Tyler Technologies, Inc	18,280,427	0.7
		Other	163,310,206	5.7
			275,964,695	9.7
TECHNOLOGY HARDWARE & EQUIPMENT
1,135,237	*	QLogic Corp	16,687,984	0.6
782,480	*	Sanmina Corp	15,907,818	0.5
		Other	107,257,864	3.8
			139,853,666	4.9
TELECOMMUNICATION SERVICES
1,906,631	*	8x8, Inc	16,644,889	0.6
829,436		Inteliquent, Inc	15,767,578	0.6
3,106,309	*	Vonage Holdings Corp	14,382,211	0.5
		Other	6,147,604	0.2
			52,942,282	1.9
TRANSPORTATION
456,303		Matson, Inc	18,480,271	0.6
		Other	27,504,759	1.0
			45,985,030	1.6

48	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ■  April 30, 2015

			% of net
Shares	Company	Value	assets
UTILITIES
392,073	American States Water Co	$15,051,682	0.5%
463,603	Avista Corp	15,122,730	0.5
308,155	Black Hills Corp	15,188,960	0.6
	Other	42,026,346	1.5
		87,389,718	3.1
	TOTAL COMMON STOCKS (Cost $2,475,848,417)	2,838,188,976	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$15,000,000	0.067%, 06/03/15	14,999,355	0.5
		14,999,355	0.5
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
135,241,278	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$135,241,278	4.8%
			135,241,278	4.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,240,357)		150,240,633	5.3
	TOTAL PORTFOLIO (Cost $2,626,088,774)		2,988,429,609	105.0
	OTHER ASSETS & LIABILITIES, NET		(141,719,574)	(5.0)
	NET ASSETS		$2,846,710,035	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $126,798,578.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	49

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2015

Shares	Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,288,424	Ford Motor Co	$20,357,099	0.8%
	Other	30,932,187	1.1
		51,289,286	1.9
BANKS
210,785	PNC Financial Services Group, Inc	19,335,308	0.7
510,757	US Bancorp	21,896,153	0.8
	Other	58,872,089	2.1
		100,103,550	3.6
CAPITAL GOODS
158,515	3M Co	24,790,161	0.9
222,459	Danaher Corp	18,214,943	0.7
	Other	130,690,153	4.7
		173,695,257	6.3
COMMERCIAL & PROFESSIONAL SERVICES		16,248,957	0.6
CONSUMER DURABLES & APPAREL
210,883	Nike, Inc (Class B)	20,843,676	0.8
	Other	11,280,957	0.4
		32,124,633	1.2
CONSUMER SERVICES
246,533	McDonald’s Corp	23,802,761	0.9
459,856	Starbucks Corp	22,799,661	0.8
	Other	30,162,330	1.1
		76,764,752	2.8
DIVERSIFIED FINANCIALS
270,048	American Express Co	20,915,218	0.8
450,091	Bank of New York Mellon Corp	19,056,853	0.7
49,451	BlackRock, Inc	17,997,197	0.6
560,637	Charles Schwab Corp	17,099,428	0.6
	Other	100,630,294	3.6
		175,698,990	6.3
ENERGY
194,192	EOG Resources, Inc	19,215,298	0.7
208,138	Occidental Petroleum Corp	16,671,854	0.6
	Other	180,782,876	6.5
		216,670,028	7.8
FOOD & STAPLES RETAILING		26,909,388	1.0
FOOD, BEVERAGE & TOBACCO
482,870	Mondelez International, Inc	18,527,722	0.7
317,153	PepsiCo, Inc	30,167,593	1.1
	Other	52,720,646	1.9
		101,415,961	3.7
HEALTH CARE EQUIPMENT & SERVICES
462,114	Abbott Laboratories	21,451,332	0.8
172,566	Aetna, Inc	18,442,128	0.6
331,628	Medtronic plc	24,689,705	0.9
	Other	66,486,692	2.4
		131,069,857	4.7
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
263,164		Colgate-Palmolive Co	$17,705,674	0.6%
481,088		Procter & Gamble Co	38,251,307	1.4
		Other	8,303,285	0.3
			64,260,266	2.3
INSURANCE
306,912	*	Berkshire Hathaway, Inc (Class B)	43,339,043	1.5
		Other	98,866,197	3.6
			142,205,240	5.1
MATERIALS			123,716,361	4.5
MEDIA
115,204		Time Warner Cable, Inc	17,916,526	0.7
259,678		Time Warner, Inc	21,919,420	0.8
		Other	50,654,189	1.8
			90,490,135	3.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
175,172		Amgen, Inc	27,661,410	1.0
57,812	*	Biogen Idec, Inc	21,617,641	0.8
408,567		Bristol-Myers Squibb Co	26,037,975	0.9
308,398	*	Gilead Sciences, Inc	30,997,083	1.1
469,514		Johnson & Johnson	46,575,789	1.7
580,752		Merck & Co, Inc	34,589,589	1.2
		Other	76,497,722	2.8
			263,977,209	9.5
REAL ESTATE
104,519		Simon Property Group, Inc	18,969,153	0.7
		Other	97,515,173	3.5
			116,484,326	4.2
RETAILING
310,406		Lowe’s Companies, Inc	21,374,557	0.8
276,662		TJX Companies, Inc	17,855,766	0.6
		Other	80,323,492	2.9
			119,553,815	4.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,000,262		Intel Corp	32,558,528	1.2
357,818		Texas Instruments, Inc	19,397,314	0.7
		Other	18,602,905	0.6
			70,558,747	2.5
SOFTWARE & SERVICES
221,788		Accenture plc	20,548,658	0.7
295,494	*	Cognizant Technology Solutions Corp (Class A)	17,298,219	0.6
58,297	*	Google, Inc	31,325,088	1.1
57,568	*	Google, Inc (Class A)	31,591,591	1.1
189,266		International Business Machines Corp	32,419,373	1.2
699,419		Oracle Corp	30,508,657	1.1
256,955	*	Salesforce.com, Inc	18,711,463	0.7
		Other	123,252,849	4.5
			305,655,898	11.0

50	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ■  April 30, 2015

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,080,108	Cisco Systems, Inc	$31,139,513	1.1%
657,757	EMC Corp	17,700,241	0.6
622,078	Hewlett-Packard Co	20,509,912	0.8
370,613	Qualcomm, Inc	25,201,684	0.9
	Other	26,906,991	1.0
		121,458,341	4.4
TELECOMMUNICATION SERVICES
771,108	Verizon Communications, Inc	38,894,687	1.4
	Other	21,232,401	0.8
		60,127,088	2.2
TRANSPORTATION
216,265	United Parcel Service, Inc (Class B)	21,741,121	0.8
	Other	59,969,368	2.1
		81,710,489	2.9
UTILITIES
169,886	NextEra Energy, Inc	17,146,594	0.6
	Other	83,707,274	3.0
		100,853,868	3.6
	TOTAL COMMON STOCKS (Cost $2,023,838,069)	2,763,042,442	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

GOVERNMENT AGENCY DEBT		4,949,942	0.2
TREASURY DEBT
$20,000,000	United States Treasury Bill 0.083%–0.103%, 8/20/15	19,985,152	0.7
	Other	8,999,494	0.3
		28,984,646	1.0
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	33,934,588	1.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,944,033)	33,934,588	1.2
	TOTAL PORTFOLIO (Cost $2,057,782,102)	2,796,977,030	100.9
	OTHER ASSETS & LIABILITIES, NET	(25,111,304)	(0.9)
	NET ASSETS	$2,771,865,726	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $45,822,276.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	51

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2015

				% of net
Principal		Issuer	Value	assets
BONDS

CORPORATE BOND

HONG KONG			$507,540	0.0%
	TOTAL CORPORATE BONDS (Cost $534,000)		507,540	0.0
	TOTAL BONDS (Cost $534,000)		507,540	0.0

EQUITY-LINKED NOTES

GERMANY			2,720,707	0.3
UNITED KINGDOM			4,423,796	0.4
	TOTAL EQUITY-LINKED NOTES (Cost $8,075,417)		7,144,503	0.7

Shares		Company
COMMON STOCKS

ARGENTINA			3,857,143	0.4
AUSTRALIA			3,316,881	0.3
BRAZIL
773,300		Banco Bradesco S.A. (Preference)	8,254,146	0.8
991,609		Banco Itau Holding Financeira S.A.	12,680,826	1.2
639,444		Cielo S.A.	8,901,004	0.8
		Other	42,857,574	4.1
			72,693,550	6.9
CHILE			7,214,346	0.7
CHINA
8,978,000	e,m	China Animal Healthcare Ltd	6,023,521	0.6
13,522,760	*,e	China Cinda Asset Management Co Ltd	8,024,915	0.8
18,013,000		China Construction Bank	17,485,840	1.7
8,620,000	*	China Eastern Airlines Corp Ltd (H Shares)	6,656,190	0.6
3,053,000		China Life Insurance Co Ltd	14,817,072	1.4
1,522,000		China Mobile Hong Kong Ltd	21,739,161	2.1
2,474,000		China Overseas Land & Investment Ltd	10,305,150	1.0
2,996,800	*,e	China Vanke Co Ltd	7,935,981	0.8
4,821,000		CNOOC Ltd	8,220,826	0.8
24,449,834		Industrial & Commercial Bank of China	21,209,272	2.0
1,053,000		Ping An Insurance Group Co of China Ltd	15,059,201	1.4
1,696,800		Tencent Holdings Ltd	35,020,035	3.3
		Other	82,710,417	7.9
			255,207,581	24.4
CZECH REPUBLIC			4,074,780	0.4
EGYPT			5,867,137	0.6
GREECE			10,485,956	1.0
				% of net
Shares		Company	Value	assets
HONG KONG
1,091,400		AIA Group Ltd	$7,258,327	0.7%
3,562,000		China Gas Holdings Ltd	6,293,504	0.6
163,900		Hong Kong Exchanges and Clearing Ltd	6,247,906	0.6
		Other	20,421,543	1.9
			40,221,280	3.8
HUNGARY			5,230,023	0.5
INDIA
377,307		Bharat Forge Ltd	7,438,054	0.7
201,665		Infosys Technologies Ltd	6,155,767	0.6
260,385		Larsen & Toubro Ltd	6,669,278	0.7
236,841		Lupin Ltd	6,600,227	0.6
867,578		Sun Pharmaceutical Industries Ltd	12,805,166	1.2
		Other	68,356,072	6.5
			108,024,564	10.3
INDONESIA			5,089,265	0.5
KOREA, REPUBLIC OF
46,163		Cosmax, Inc	6,232,280	0.6
37,225		Hanssem Co Ltd	6,869,150	0.6
45,015		Hyundai Motor Co	7,064,703	0.7
173,310		Korea Electric Power Corp	7,536,199	0.7
31,761		LG Chem Ltd	8,023,091	0.8
10,661		LG Household & Health Care Ltd	7,836,631	0.7
36,430		Samsung Electronics Co Ltd	47,790,832	4.6
		Other	28,355,153	2.7
			119,708,039	11.4
MALAYSIA			7,231,609	0.7
MEXICO
7,973,800		America Movil S.A. de C.V. (Series L)	8,372,958	0.8
6,506,036	*,e	Cemex S.A. de C.V.	6,276,192	0.6
879,100	*	Fomento Economico Mexicano S.A. de C.V.	7,969,315	0.7
2,005,100		Grupo Mexico S.A. de C.V. (Series B)	6,189,645	0.6
1,282,900	*	Grupo Televisa S.A.	9,337,023	0.9
		Other	26,945,491	2.6
			65,090,624	6.2
PAKISTAN			4,643,818	0.4
PERU			4,207,582	0.4
PHILIPPINES
212,305		GT Capital Holdings, Inc	5,981,894	0.6
		Other	34,808,732	3.3
			40,790,626	3.9
POLAND			2,214,924	0.2
PORTUGAL			2,975,678	0.3
QATAR			4,750,190	0.5
ROMANIA			2,665,629	0.3

52	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund  ■  April 30, 2015

			% of net
Shares	Company	Value	assets
RUSSIA
1,467,041	Gazprom OAO (ADR)	$8,595,317	0.8%
191,944	LUKOIL (ADR)	9,818,992	0.9
318,291	MMC Norilsk Nickel (ADR)	5,995,820	0.6
1,211,828	Sberbank of Russian Federation (ADR)	7,192,525	0.7
	Other	15,971,661	1.5
		47,574,315	4.5
SINGAPORE		9,796,033	0.9
SOUTH AFRICA
388,949	Barclays Africa Group Ltd	6,230,208	0.6
142,742	Naspers Ltd (N Shares)	22,394,190	2.1
	Other	20,631,454	2.0
		49,255,852	4.7
SRI LANKA		2,875,223	0.3
TAIWAN
4,368,000	Advanced Semiconductor Engineering, Inc	6,194,369	0.6
796,000	Catcher Technology Co Ltd	9,314,669	0.9
452,000	Eclat Textile Co Ltd	6,051,520	0.6
2,219,000	Hon Hai Precision Industry Co, Ltd	6,649,115	0.6
65,000	Largan Precision Co Ltd	6,513,390	0.6
5,534,000	Taiwan Semiconductor Manufacturing Co Ltd	26,642,179	2.6
	Other	16,767,490	1.6
		78,132,732	7.5
THAILAND		18,781,834	1.8
TURKEY		10,608,520	1.0
UNITED ARAB EMIRATES
1,484,551	First Gulf Bank PJSC	6,139,602	0.6
	Other	21,020,654	2.0
		27,160,256	2.6
UNITED KINGDOM		5,087,229	0.5
UNITED STATES		3,692,540	0.4
VIETNAM		2,956,258	0.3
	TOTAL COMMON STOCKS (Cost $889,653,124)	1,031,482,017	98.6
PREFERRED STOCKS
PHILIPPINES		3,867	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)	3,867	0.0
RIGHTS / WARRANTS
THAILAND		29,209	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	29,209	0.0
				% of net
Shares		Company	Value	assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
45,222,204	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$45,222,204	4.3%
			45,222,204	4.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,222,204)		45,222,204	4.3
	TOTAL PORTFOLIO (Cost $943,488,802)		1,084,389,340	103.6
	OTHER ASSETS & LIABILITIES, NET		(37,817,545)	(3.6)
	NET ASSETS		$1,046,571,795	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,421,474.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $14,792,037, or 1.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	53

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2015

Sector	Value	% of net assets
FINANCIALS	$299,603,278	28.6%
INFORMATION TECHNOLOGY	195,978,802	18.7
CONSUMER DISCRETIONARY	144,986,889	13.9
INDUSTRIALS	96,168,020	9.2
CONSUMER STAPLES	72,571,274	6.9
ENERGY	64,770,283	6.2
MATERIALS	49,091,145	4.7
TELECOMMUNICATION SERVICES	47,236,108	4.5
HEALTH CARE	34,774,737	3.3
UTILITIES	33,986,600	3.3
SHORT-TERM INVESTMENTS	45,222,204	4.3
OTHER ASSETS & LIABILITIES, NET	(37,817,545)	(3.6)
NET ASSETS	$1,046,571,795	100.0%

54	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUSTRALIA
622,861		BHP Billiton plc	$14,971,374	1.2%
594,564		Westpac Banking Corp	17,082,221	1.4
		Other	67,654,956	5.3
			99,708,551	7.9
BELGIUM			19,090,036	1.5
CHINA			972,121	0.1
DENMARK
5,264		AP Moller - Maersk AS (Class B)	10,446,852	0.8
		Other	14,574,796	1.2
			25,021,648	2.0
FINLAND			9,925,372	0.8
FRANCE
528,034	e	AXA S.A.	13,351,781	1.0
124,738	e	Cap Gemini S.A.	11,113,598	0.9
647,552		Credit Agricole S.A.	10,074,838	0.8
159,872		Sanofi-Aventis	16,273,436	1.3
140,258	e	Technip S.A.	9,561,747	0.7
187,272		Total S.A.	10,140,769	0.8
63,285		Valeo S.A.	10,145,830	0.8
		Other	32,871,330	2.6
			113,533,329	8.9
GERMANY
95,521	e	Allianz AG.	16,259,072	1.3
173,132	e	BASF SE.	17,200,321	1.3
190,052		Daimler AG. (Registered)	18,272,867	1.4
377,568		Deutsche Post AG.	12,432,650	1.0
		Other	45,448,774	3.6
			109,613,684	8.6
HONG KONG			44,065,468	3.5
IRELAND			7,170,230	0.6
ISRAEL			7,153,325	0.6
ITALY
540,521	e	Assicurazioni Generali S.p.A.	10,561,332	0.9
		Other	10,533,665	0.8
			21,094,997	1.7
JAPAN
310,700		Canon, Inc	11,077,921	0.9
477,500	e	Daiwa House Industry Co Ltd	10,660,192	0.8
792,000		Mitsubishi Electric Corp	10,343,284	0.8
311,400		Otsuka Holdings KK	9,829,193	0.8
689,800		Sekisui House Ltd	10,692,353	0.8
277,200		Sumitomo Mitsui Financial Group, Inc	12,103,824	1.0
285,800		Tokio Marine Holdings, Inc	11,650,834	0.9
364,600		Toyota Motor Corp	25,379,485	2.0
174,500		West Japan Railway Co	9,664,410	0.8
		Other	164,875,949	13.0
			276,277,445	21.8
				% of net
Shares		Company	Value	assets
LUXEMBOURG			$5,680,606	0.4%
NETHERLANDS
551,985		Koninklijke Ahold NV	10,694,222	0.8
344,092		Royal Dutch Shell plc (A Shares)	10,849,302	0.9
469,095		Royal Dutch Shell plc (B Shares)	15,018,446	1.2
		Other	2,286,328	0.2
			38,848,298	3.1
NEW ZEALAND			2,037,142	0.1
NORWAY			12,321,807	1.0
PORTUGAL			5,651,307	0.4
SINGAPORE			16,529,046	1.3
SPAIN
1,938,322		Banco Santander Central Hispano S.A.	14,654,816	1.2
452,262		Endesa S.A.	8,960,801	0.7
		Other	6,810,487	0.5
			30,426,104	2.4
SWEDEN
921,360		Ericsson (LM) (B Shares)	10,076,708	0.8
268,071		Investor AB (B Shares)	10,923,277	0.9
		Other	19,479,191	1.5
			40,479,176	3.2
SWITZERLAND
129,985	*	Adecco S.A.	10,593,346	0.8
287,105		Nestle S.A.	22,274,815	1.8
305,513		Novartis AG.	31,184,358	2.5
90,774		Roche Holding AG.	25,975,443	2.0
133,543		Swiss Re Ltd	11,846,248	0.9
		Other	8,730,123	0.7
			110,604,333	8.7
UNITED KINGDOM
273,311	e	BP plc (ADR)	11,796,103	0.9
221,483		British American Tobacco plc	12,169,068	1.0
1,756,912		BT Group plc	12,253,729	1.0
342,018		easyJet plc	9,457,021	0.7
801,493		GlaxoSmithKline plc	18,511,818	1.5
1,100,085		HSBC Holdings plc	10,989,296	0.9
286,325		Imperial Tobacco Group plc	13,981,392	1.1
2,700,955		Legal & General Group plc	10,736,498	0.8
673,723		National Grid plc	9,063,825	0.7
620,828		Prudential plc	15,457,077	1.2
123,036		Reckitt Benckiser Group plc	10,950,742	0.9
552,750		Reed Elsevier plc	9,148,195	0.7
355,870	e	Unilever NV	15,523,262	1.2
		Other	87,066,095	6.9
			247,104,121	19.5
UNITED STATES			4,629,881	0.4
	TOTAL COMMON STOCKS (Cost $1,127,082,088)		1,247,938,027	98.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
RIGHTS / WARRANTS

SPAIN			$318,581	0.0%
	TOTAL RIGHTS / WARRANTS (Cost $309,648)		318,581	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			5,699,955	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
92,874,865	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	92,874,865	7.3
			92,874,865	7.3
		% of net
	Value	assets
TOTAL SHORT-TERM INVESTMENTS (Cost $98,574,787)	$98,574,820	7.8%
TOTAL PORTFOLIO (Cost $1,225,966,523)	1,346,831,428	106.3
OTHER ASSETS & LIABILITIES, NET	(79,857,824)	(6.3)
NET ASSETS	$1,266,973,604	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $90,766,456.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2015

		% of net
Sector	Value	assets
FINANCIALS	$331,113,455	26.1%
CONSUMER DISCRETIONARY	161,093,369	12.7
INDUSTRIALS	156,509,602	12.4
HEALTH CARE	138,242,472	10.9
CONSUMER STAPLES	134,724,918	10.6
MATERIALS	92,402,747	7.3
ENERGY	68,088,787	5.4
TELECOMMUNICATION SERVICES	60,910,480	4.8
INFORMATION TECHNOLOGY	59,059,230	4.7
UTILITIES	46,111,548	3.6
SHORT-TERM INVESTMENTS	98,574,820	7.8
OTHER ASSETS & LIABILITIES, NET	(79,857,824)	(6.3)
NET ASSETS	$1,266,973,604	100.0%

56	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Global Natural Resources Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUSTRALIA
265,475		Amcor Ltd	$2,826,271	1.0%
201,068		BHP Billiton Ltd	5,134,547	1.8
538,476		BHP Billiton plc	12,943,057	4.5
		Other	3,919,278	1.4
			24,823,153	8.7
BRAZIL			701,638	0.2
CANADA
37,105		Agrium, Inc	3,844,281	1.4
87,148		Alimentation Couche Tard, Inc	3,335,677	1.2
130,941		Canadian Natural Resources Ltd (Canada)	4,350,953	1.5
66,814		Imperial Oil Ltd	2,945,021	1.0
189,341	*	MEG Energy Corp	3,651,857	1.3
146,626	e	Parkland Income Fund	3,201,101	1.1
134,290		Potash Corp of Saskatchewan	4,385,434	1.5
		Other	2,677,623	1.0
			28,391,947	10.0
CHILE			1,053,764	0.4
CHINA
2,514,000		CNOOC Ltd	4,286,903	1.5
		Other	744,566	0.3
			5,031,469	1.8
DENMARK
57,268		Novozymes AS	2,642,146	0.9
			2,642,146	0.9
FINLAND			4,388,261	1.5
FRANCE
157,018		Total S.A.	8,502,517	3.0
			8,502,517	3.0
GERMANY			2,658,479	0.9
INDIA
75,063		Britannia Industries Ltd	2,593,821	0.9
		Other	3,647,505	1.3
			6,241,326	2.2
IRELAND			2,294,674	0.8
JAPAN
124,200		JFE Holdings, Inc	2,803,796	1.0
		Other	2,773,339	1.0
			5,577,135	2.0
JERSEY, C.I.			2,090,636	0.7
KOREA, REPUBLIC OF
7,882		Korea Zinc Co Ltd	3,510,279	1.2
			3,510,279	1.2
MEXICO
217,578	e	Southern Copper Corp (NY)	7,088,691	2.5
			7,088,691	2.5
				% of net
Shares		Company	Value	assets
NORWAY
214,174	e	Statoil ASA	$4,540,566	1.6%
		Other	2,518,269	0.9
			7,058,835	2.5
POLAND			1,309,093	0.5
PORTUGAL			1,061,357	0.4
RUSSIA
57,349		LUKOIL (ADR)	2,933,717	1.0
173,895		MMC Norilsk Nickel (ADR)	3,275,754	1.2
		Other	2,107,242	0.7
			8,316,713	2.9
SOUTH AFRICA			2,763,028	1.0
SWEDEN
219,740		Boliden AB	4,773,999	1.7
		Other	2,283,911	0.8
			7,057,910	2.5
SWITZERLAND
20,866		Syngenta AG.	6,982,379	2.4
			6,982,379	2.4
THAILAND
258,100		PTT PCL (Foreign)	2,782,851	1.0
			2,782,851	1.0
UNITED ARAB EMIRATES
340,886		Dragon Oil plc	3,240,184	1.1
			3,240,184	1.1
UNITED KINGDOM
296,209		Anglo American plc (London)	5,018,524	1.8
257,426		BG Group plc	4,662,896	1.6
		Other	1,808,762	0.6
			11,490,182	4.0
UNITED STATES
45,011		Anadarko Petroleum Corp	4,235,535	1.5
145,767		Archer Daniels Midland Co	7,125,091	2.5
39,805		Bunge Ltd	3,437,958	1.2
54,770	*	Carrizo Oil & Gas, Inc	3,052,332	1.1
20,735		CF Industries Holdings, Inc	5,960,690	2.1
33,890		Cimarex Energy Co	4,215,916	1.5
57,219		ConocoPhillips	3,886,315	1.3
86,056	*,e	Continental Resources, Inc	4,529,127	1.6
21,650	e	Core Laboratories NV	2,842,212	1.0
48,834	*	Diamondback Energy, Inc	4,032,223	1.4
42,899		Energen Corp	3,053,122	1.1
49,479		EOG Resources, Inc	4,895,947	1.7
92,785		Exxon Mobil Corp	8,106,625	2.8
205,781		Graphic Packaging Holding Co	2,901,512	1.0
101,747	*	Matador Resources Co	2,820,427	1.0
116,148		Monsanto Co	13,236,226	4.6
84,303		Mosaic Co	3,709,332	1.3
93,549	*	Newfield Exploration Co	3,670,863	1.3
11,262		NewMarket Corp	5,032,988	1.8
114,737		Newmont Mining Corp	3,039,383	1.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

Global Natural Resources Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
UNITED STATES (continued)
29,119		Pioneer Natural Resources Co	$5,031,181	1.8%
135,599	*	RSP Permian, Inc	3,935,083	1.4
129,324		Steel Dynamics, Inc	2,861,940	1.0
		Other	18,059,236	6.3
			123,671,264	43.4
	TOTAL COMMON STOCKS (Cost $259,116,061)		280,729,911	98.5

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,429,816	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,429,816	7.2
			20,429,816	7.2
		% of net
	Value	assets
TOTAL SHORT-TERM INVESTMENTS (Cost $20,429,816)	$20,429,816	7.2%
TOTAL PORTFOLIO (Cost $279,545,877)	301,159,727	105.7
OTHER ASSETS & LIABILITIES, NET	(16,170,347)	(5.7)
NET ASSETS	$284,989,380	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,480,030.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Global Natural Resources Fund  ■  April 30, 2015

		% of net
Sector	Value	assets
MATERIALS	$146,858,542	51.5%
ENERGY	115,098,231	40.4
CONSUMER STAPLES	16,492,548	5.8
CONSUMER DISCRETIONARY	2,280,590	0.8
SHORT-TERM INVESTMENTS	20,429,816	7.2
OTHER ASSETS & LIABILITIES, NET	(16,170,347)	(5.7)
NET ASSETS	$284,989,380	100.0%

58	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUSTRALIA
899,370	e	BHP Billiton Ltd	$22,966,646	0.5%
			22,966,646	0.5
BELGIUM			12,162,358	0.3
CHINA
26,421,000	*,e	Intime Retail Group Co Ltd	29,542,319	0.7
			29,542,319	0.7
FRANCE
4,694,746	e	Accor S.A.	257,435,498	6.1
211,712		Aeroports de Paris	26,098,065	0.6
353,459		BNP Paribas	22,321,384	0.5
666,015		Compagnie de Saint-Gobain	30,268,441	0.7
1,794,853	e	Essilor International S.A.	218,667,029	5.2
1,959,423	e	Renault S.A.	206,165,921	4.9
4,731,566		Rexel S.A.	89,174,095	2.1
794,866	e	Vinci S.A.	48,752,864	1.1
		Other	8,033,009	0.2
			906,916,306	21.4
GERMANY
2,795,896	e	Adidas-Salomon AG.	229,084,114	5.4
7,965,614	*	Commerzbank AG.	107,463,229	2.6
630,479		Henkel KGaA (Preference)	73,234,789	1.7
960,223		Linde AG.	187,636,765	4.4
			597,418,897	14.1
HONG KONG			696,266	0.0
INDIA
2,160,298	a	Ceat Ltd	25,856,433	0.6
355,901		Eicher Motors Ltd	84,990,876	2.0
5,850,561		HDFC Bank Ltd	91,131,488	2.2
5,511,180		IndusInd Bank Ltd	71,415,578	1.7
3,056,333		Larsen & Toubro Ltd	78,282,296	1.8
			351,676,671	8.3
INDONESIA
36,788,000		PT Indofood Sukses Makmur Tbk	19,094,040	0.5
JAPAN
672,000		Don Quijote Co Ltd	51,269,821	1.2
169,000	e	Fast Retailing Co Ltd	66,565,688	1.6
1,380,700		Hoya Corp	53,213,368	1.3
1,319,700		Mazda Motor Corp	25,868,752	0.6
378,900		Murata Manufacturing Co Ltd	53,392,300	1.3
1,234,000		NGK Insulators Ltd	27,720,256	0.6
656,600		NKSJ Holdings, Inc	21,451,004	0.5
3,298,275	*	Olympus Corp	118,770,779	2.8
4,942,550		Sony Corp	149,421,877	3.5
504,100		Toyota Motor Corp	35,089,957	0.8
		Other	41,591,749	1.0
			644,355,551	15.2
				% of net
Shares		Company	Value	assets
NETHERLANDS
1,193,773	*,g	GrandVision NV	$30,910,267	0.7%
1,337,349		Heineken NV	105,353,684	2.5
7,060,552	*	ING Groep NV	108,319,738	2.6
		Other	7,520,434	0.2
			252,104,123	6.0
NORWAY
1,460,515	e	Statoil ASA	30,963,442	0.7
			30,963,442	0.7
SPAIN
1,324,999		Endesa S.A.	26,252,599	0.6
			26,252,599	0.6
SWEDEN
3,358,116		SKF AB (B Shares)	82,022,126	1.9
12,095,716		Volvo AB (B Shares)	167,104,646	4.0
			249,126,772	5.9
SWITZERLAND
986,061	*	Adecco S.A.	80,360,696	1.9
134,003	e	Burckhardt Compression Holding AG.	58,348,563	1.4
95,798		Geberit AG.	33,929,091	0.8
481,555		Holcim Ltd	38,683,544	0.9
615,489		Swatch Group AG. (Registered)	54,535,468	1.3
170,147		Zurich Financial Services AG.	52,516,410	1.2
		Other	7,690,931	0.2
			326,064,703	7.7
UNITED KINGDOM
1,067,406		Associated British Foods plc	46,601,026	1.1
4,086,325		Essentra plc	59,984,385	1.4
42,391,943		Group 4 Securicor plc	190,149,598	4.5
32,197,328		Man Group plc	94,934,143	2.2
214,956		Reckitt Benckiser Group plc	19,132,024	0.5
17,409,789		Sky plc	287,051,495	6.8
		Other	16,385,086	0.3
			714,237,757	16.8
	TOTAL COMMON STOCKS (Cost $3,700,156,157)		4,183,578,450	98.7

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			14,999,865	0.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
427,095,997	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$427,095,997	10.1%
			427,095,997	10.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $442,095,768)		442,095,862	10.4
	TOTAL PORTFOLIO (Cost $4,142,251,925)		4,625,674,312	109.1
	OTHER ASSETS & LIABILITIES, NET		(389,499,613)	(9.1)
	NET ASSETS		$4,236,174,699	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $415,907,214.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/15, the aggregate value of this security, including those in “Other,” was $30,910,267, or 0.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2015

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$1,459,547,901	34.5%
INDUSTRIALS	1,022,151,401	24.1
FINANCIALS	590,415,307	13.9
HEALTH CARE	350,978,567	8.3
MATERIALS	318,190,514	7.5
CONSUMER STAPLES	265,077,168	6.3
INFORMATION TECHNOLOGY	119,893,497	2.8
ENERGY	31,071,496	0.7
UTILITIES	26,252,599	0.6
SHORT-TERM INVESTMENTS	442,095,862	10.4
OTHER ASSETS & LIABILITIES, NET	(389,499,613)	(9.1)
NET ASSETS	$4,236,174,699	100.0%

60	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUSTRALIA
545,239		Australia & New Zealand Banking Group Ltd	$14,589,427	1.2%
615,211		BHP Billiton Ltd	15,710,256	1.3
			30,299,683	2.5
BELGIUM			7,547,268	0.6
BRAZIL			10,859,425	0.9
CANADA
362,972		Alimentation Couche Tard, Inc	13,893,118	1.2
271,532		Dollarama, Inc	15,591,991	1.3
384,300		Gildan Activewear, Inc	12,180,383	1.0
440,839		Suncor Energy, Inc	14,356,041	1.2
344,115		Toronto-Dominion Bank	15,886,619	1.3
		Other	18,811,065	1.6
			90,719,217	7.6
CHINA
219,069	*	Bitauto Holdings Ltd (ADR)	13,030,224	1.1
7,728,600	e	China Everbright International Ltd	14,411,943	1.2
923,200		Tencent Holdings Ltd	19,053,805	1.6
		Other	35,931,837	3.0
			82,427,809	6.9
FINLAND
255,600		Sampo Oyj (A Shares)	12,384,904	1.0
		Other	7,669,060	0.7
			20,053,964	1.7
FRANCE
76,594		L’Oreal S.A.	14,617,265	1.2
179,532		Teleperformance	13,496,282	1.1
329,725		Total S.A.	17,854,593	1.5
76,200		Valeo S.A.	12,216,358	1.0
		Other	10,570,575	0.9
			68,755,073	5.7
GERMANY
108,200		Bayerische Motoren Werke AG.	12,763,769	1.1
		Other	20,773,273	1.7
			33,537,042	2.8
HONG KONG
2,434,200		AIA Group Ltd	16,188,584	1.3
		Other	10,382,123	0.9
			26,570,707	2.2
INDIA			6,451,623	0.5
INDONESIA			20,037,708	1.7
IRELAND
552,035		CRH plc	15,510,881	1.3
183,188		Shire Ltd	14,886,505	1.2
417,403		Smurfit Kappa Group plc	12,779,406	1.1
			43,176,792	3.6
ITALY			8,987,021	0.7
				% of net
Shares		Company	Value	assets
JAPAN
373,900		Fuji Heavy Industries Ltd	$12,503,212	1.1%
394,800		Hoya Corp	15,215,932	1.3
361,300	e	MonotaRO Co Ltd	12,431,567	1.0
112,000		Murata Manufacturing Co Ltd	15,782,364	1.3
245,200	e	Oriental Land Co Ltd	16,600,132	1.4
244,900		Sysmex Corp	13,550,738	1.1
		Other	89,038,916	7.4
			175,122,861	14.6
KOREA, REPUBLIC OF
107,760		Cosmax, Inc	14,548,242	1.2
70,287		Hanssem Co Ltd	12,970,100	1.1
			27,518,342	2.3
MALAYSIA			17,588,028	1.5
NETHERLANDS
130,390	e	ASML Holding NV	14,031,653	1.2
1,221,117	*	ING Groep NV	18,733,815	1.5
		Other	6,127,137	0.5
			38,892,605	3.2
NORWAY
943,888	e	Statoil ASA	20,010,765	1.7
		Other	10,575,690	0.9
			30,586,455	2.6
PHILIPPINES			45,225,977	3.8
SINGAPORE			7,421,199	0.6
SPAIN
278,060		Amadeus IT Holding S.A.	12,674,513	1.1
		Other	17,208,247	1.4
			29,882,760	2.5
SWEDEN
550,500		Boliden AB	11,959,981	1.0
355,100		Hexagon AB (B Shares)	13,152,974	1.1
		Other	20,243,930	1.7
			45,356,885	3.8
SWITZERLAND
105,877		Lonza Group AG.	14,969,951	1.2
235,180		Novartis AG.	24,005,320	2.0
			38,975,271	3.2
TAIWAN
998,897		Eclat Textile Co Ltd	13,373,551	1.1
5,929,407		Hota Industrial Manufacturing Co Ltd	14,929,472	1.3
		Other	20,473,846	1.7
			48,776,869	4.1
UNITED ARAB EMIRATES			4,229,132	0.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund  ■  April 30, 2015

				% of net
Shares		Company	Value	assets
UNITED KINGDOM
1,465,762		Ashtead Group plc	$25,134,252	2.1%
1,529,698	*	International Consolidated Airlines Group S.A. (London)	12,686,794	1.1
1,978,712	*	Just Eat plc	13,875,644	1.2
4,330,944		Man Group plc	12,769,832	1.1
274,888		Rightmove plc	13,307,161	1.1
4,919,185		Taylor Wimpey plc	12,490,700	1.0
379,159		Travis Perkins plc	12,051,633	1.0
184,281		Whitbread plc	14,797,635	1.2
		Other	70,014,714	5.8
			187,128,365	15.6
UNITED STATES
189,273	*	Lululemon Athletica, Inc	12,045,334	1.0
76,505	*	Valeant Pharmaceuticals International, Inc	16,590,139	1.4
			28,635,473	2.4
	TOTAL COMMON STOCKS (Cost $999,550,148)		1,174,763,554	98.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Mortgage Corp (FHLMC)
$18,300,000		0.050%, 05/12/15	18,299,835	1.5
			18,299,835	1.5
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
67,390,040	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$67,390,040	5.6%
			67,390,040	5.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,689,760)		85,689,875	7.1
	TOTAL PORTFOLIO (Cost $1,085,239,908)		1,260,453,429	105.1
	OTHER ASSETS & LIABILITIES, NET		(61,417,027)	(5.1)
	NET ASSETS		$1,199,036,402	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,043,991.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $8,672,464, or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2015

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$244,210,232	20.4%
FINANCIALS	229,037,382	19.1
INDUSTRIALS	172,218,312	14.4
INFORMATION TECHNOLOGY	161,718,786	13.5
HEALTH CARE	136,420,337	11.4
MATERIALS	88,059,455	7.3
CONSUMER STAPLES	72,211,531	6.0
ENERGY	70,885,923	5.9
TELECOMMUNICATION SERVICES	1,596	0.0
SHORT-TERM INVESTMENTS	85,689,875	7.1
OTHER ASSETS & LIABILITIES, NET	(61,417,027)	(5.1)
NET ASSETS	$1,199,036,402	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	63

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ■ April 30, 2015

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Social Choice Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund
ASSETS
Portfolio investments, at value*†	$1,980,969,797	$1,856,442,446	$5,048,762,235	$3,161,653,505	$5,694,109,367	$1,955,562,351	$5,391,068,926	$2,988,429,609	$2,796,977,030	$1,084,389,340	$1,346,831,428	$301,159,727
Cash**	4,073,931	9,134,121	11,612,545	6,066,737	5,847,159	14,137,566	20,422,047	23,011,422	21,980,365	3,534,661	10,261,168	1,705,130
Cash – foreign^	—	—	—	—	—	—	—	—	—	5,642,821	523,580	458,090
Receivable from securities transactions	19,140,980	10,100,434	43,936,589	27,347,607	37,222,696	4,901,641	44,598,745	60,062,980	—	31,138,179	255,113	32,815,177
Receivable from Fund shares sold	39,926,998	46,891,369	2,111,747	1,437,952	2,216,562	2,036,523	3,162,606	1,897,783	7,951,280	328,718	48,771	41,174
Dividends and interest receivable	1,065,056	1,418,616	3,543,026	737,984	4,165,191	335,948	3,016,520	877,434	2,981,175	1,227,967	6,461,273	693,532
Other	71,609	70,715	173,197	103,225	177,388	91,430	191,830	106,499	93,067	24,112	51,017	7,782
Total assets	2,045,248,371	1,924,057,701	5,110,139,339	3,197,347,010	5,743,738,363	1,977,065,459	5,462,460,674	3,074,385,727	2,829,982,917	1,126,285,798	1,364,432,350	336,880,612
LIABILITIES
Management fees payable	52,308	48,469	166,392	109,006	185,036	67,947	174,930	97,476	34,577	73,937	41,099	15,310
Service agreement fees payable	—	—	13,670	1,941	21,805	10,707	25,319	11,624	7,776	724	—	269
Distribution fees payable	—	—	226,416	131,619	70,470	55,649	116,412	42,832	204,785	2,448	—	1,964
Due to affiliates	19,176	18,445	50,521	29,581	56,877	18,604	55,307	28,511	28,904	9,287	11,194	2,684
Payable for collateral for securities loaned	20,275,114	36,392,432	105,709,662	41,659,517	82,233,051	103,286,019	86,135,331	135,241,278	54,416,508	45,222,204	92,874,865	20,429,816
Payable for securities transactions	59,590,255	59,296,091	28,724,561	33,297,425	39,888,517	17,387,319	32,292,228	30,598,490	—	30,418,053	4,309,122	31,307,250
Payable for Fund shares redeemed	23	—	910,066	64,408	5,270	759,998	837,435	60,819,906	3,211,701	3,174,904	—	64,025
Income distribution payable	—	—	—	—	—	—	—	—	2,305	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	627,019	—	—	115,000	—
Written options◊	—	82,863	659,055	—	—	207,900	—	—	—	—	—	—
Payable for trustee compensation	76,265	75,255	185,608	110,582	191,438	96,070	205,480	113,468	100,160	26,299	53,728	8,532
Accrued expenses and other payables	50,980	45,951	127,366	94,794	112,883	68,388	101,256	95,088	110,475	786,147	53,738	61,382
Total liabilities	80,064,121	95,959,506	136,773,317	75,498,873	122,765,347	121,958,601	119,943,698	227,675,692	58,117,191	79,714,003	97,458,746	51,891,232
NET ASSETS	$1,965,184,250	$1,828,098,195	$4,973,366,022	$3,121,848,137	$5,620,973,016	$1,855,106,858	$5,342,516,976	$2,846,710,035	$2,771,865,726	$1,046,571,795	$1,266,973,604	$284,989,380
NET ASSETS CONSIST OF:
Paid-in-capital	$1,465,436,743	$1,397,970,405	$3,684,573,049	$2,239,673,634	$4,418,205,471	$1,451,926,279	$3,622,072,788	$2,334,020,896	$1,995,099,184	$1,021,422,128	$1,126,139,477	$319,901,585
Undistributed net investment income (loss)	6,290,801	13,808,629	2,376,652	3,664,885	17,442,361	1,267,442	12,446,132	2,447,822	14,084,137	(151,796)	14,341,964	2,431,209
Accumulated net realized gain (loss) on total investments	153,869,275	35,972,361	237,909,442	166,904,954	86,254,936	79,211,452	266,405,527	147,900,482	23,487,477	(114,910,420)	5,776,309	(58,932,341)
Net unrealized appreciation (depreciation) on total investments	339,587,431	380,346,800	1,048,506,879	711,604,664	1,099,070,248	322,701,685	1,441,592,529	362,340,835	739,194,928	140,211,883	120,715,854	21,588,927
NET ASSETS	$1,965,184,250	$1,828,098,195	$4,973,366,022	$3,121,848,137	$5,620,973,016	$1,855,106,858	$5,342,516,976	$2,846,710,035	$2,771,865,726	$1,046,571,795	$1,266,973,604	$284,989,380
INSTITUTIONAL CLASS:
Net assets	$1,965,184,250	$1,828,098,195	$3,159,849,503	$2,374,977,923	$4,083,138,654	$1,017,961,959	$3,408,397,222	$2,021,282,179	$1,377,494,734	$994,019,461	$1,266,973,604	$260,634,357
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	167,198,776	177,440,796	254,039,259	151,105,712	222,260,052	45,866,639	137,641,444	113,926,486	81,508,559	91,807,407	162,676,623	29,753,422
Net asset value per share	$11.75	$10.30	$12.44	$15.72	$18.37	$22.19	$24.76	$17.74	$16.90	$10.83	$7.79	$8.76
PREMIER CLASS:
Net assets	$—	$—	$159,521,742	$33,121,471	$343,170,258	$135,871,016	$388,174,089	$165,861,438	$78,615,577	$10,752,435	$—	$4,416,907
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	12,817,331	2,108,809	18,721,376	6,154,589	15,706,226	9,391,329	4,665,209	993,400	—	504,933
Net asset value per share	$—	$—	$12.45	$15.71	$18.33	$22.08	$24.71	$17.66	$16.85	$10.82	$—	$8.75
RETIREMENT CLASS:
Net assets	$—	$—	$655,161,417	$93,909,225	$1,052,139,996	$511,488,774	$1,216,365,810	$553,352,493	$372,778,052	$35,166,593	$—	$12,946,056
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	51,929,512	5,999,369	57,476,041	23,597,268	49,382,972	31,825,011	21,784,894	3,257,985	—	1,478,573
Net asset value per share	$—	$—	$12.62	$15.65	$18.31	$21.68	$24.63	$17.39	$17.11	$10.79	$—	$8.76
RETAIL CLASS:
Net assets	$—	$—	$998,833,360	$619,839,518	$142,524,108	$189,785,109	$329,579,855	$106,213,925	$942,977,363	$6,633,306	$—	$6,992,060
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	62,492,697	39,532,010	8,032,788	8,756,537	13,586,185	6,159,146	61,226,117	614,274	—	799,321
Net asset value per share	$—	$—	$15.98	$15.68	$17.74	$21.67	$24.26	$17.24	$15.40	$10.80	$—	$8.75
* Includes securities loaned of	$19,646,476	$34,898,394	$101,803,376	$39,768,669	$78,477,402	$96,386,279	$84,401,605	$126,798,578	$45,822,276	$42,421,474	$90,766,456	$19,480,030
** Includes cash collateral for securities loaned	$—	$—	$—	$—	$—	$—	$—	$—	$13,820,569	$—	$—	$—
† Portfolio investments, cost	$1,641,382,366	$1,476,131,017	$4,000,153,325	$2,450,047,965	$4,595,042,954	$1,632,875,558	$3,949,476,397	$2,626,088,774	$2,057,782,102	$943,488,802	$1,225,966,523	$279,545,877
^ Foreign cash, cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,647,241	$524,511	$458,090
◊ Written options premiums	$—	$118,234	$539,543	$—	$—	$223,688	$—	$—	$—	$—	$—	$—

64	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	65

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2015

	International Equity Fund	International Opportunities Fund
ASSETS
Portfolio investments, at value*†	$4,172,721,882	$1,260,453,429
Affiliated investments, at value‡	452,952,430	—
Cash	22,370,119	78,460
Cash – foreign^	925,538	3,559,492
Receivable from securities transactions	50,432,925	9,320,063
Receivable from Fund shares sold	2,601,327	75,172
Dividends and interest receivable	10,577,635	3,277,527
Other	174,771	12,514
Total assets	4,712,756,627	1,276,776,657
LIABILITIES
Management fees payable	161,524	59,436
Service agreement fees payable	15,662	131
Distribution fees payable	98,772	667
Due to affiliates	39,836	11,244
Payable for collateral for securities loaned	427,095,997	67,390,040
Payable for securities transactions	40,563,851	10,123,582
Payable for Fund shares redeemed	8,320,309	109,123
Payable for trustee compensation	184,580	15,260
Accrued expenses and other payables	101,397	30,772
Total liabilities	476,581,928	77,740,255
NET ASSETS	$4,236,174,699	$1,199,036,402
NET ASSETS CONSIST OF:
Paid-in-capital	$3,968,239,101	$1,114,704,136
Undistributed net investment income (loss)	18,744,338	5,223,500
Accumulated net realized gain (loss) on total investments	(234,438,124)	(96,135,537)
Net unrealized appreciation (depreciation) on total investments	483,629,384	175,244,303
NET ASSETS	$4,236,174,699	$1,199,036,402
INSTITUTIONAL CLASS:
Net assets	$2,888,241,209	$1,188,692,187
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	245,204,596	105,233,192
Net asset value per share	$11.78	$11.30
PREMIER CLASS:
Net assets	$256,998,655	$1,141,544
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,865,006	101,148
Net asset value per share	$11.75	$11.29
RETIREMENT CLASS:
Net assets	$755,716,009	$6,473,854
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	62,068,228	574,055
Net asset value per share	$12.18	$11.28
RETAIL CLASS:
Net assets	$335,218,826	$2,728,817
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	41,989,168	242,144
Net asset value per share	$7.98	$11.27
* Includes securities loaned of	$415,907,214	$63,043,991
† Portfolio investments, cost	$3,684,109,967	$1,085,239,908
‡ Affiliated investments, cost	$458,141,958	$—
^ Foreign cash, cost	$923,642	$3,558,800

66	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds ■ For the period ended April 30, 2015

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund

INVESTMENT INCOME
Dividends*	$13,259,432	$22,510,612	$37,295,101	$11,296,974	$45,098,816
Income from securities lending	94,501	439,373	498,573	88,635	932,060
Interest	372	497	2,482	10,479	4,614
Total income	13,354,305	22,950,482	37,796,156	11,396,088	46,035,490

EXPENSES
Management fees	3,016,477	2,872,074	9,976,214	6,221,942	11,137,185
Shareholder servicing – Institutional Class	1,392	1,309	2,527	1,867	2,619
Shareholder servicing – Premier Class	—	—	221	117	280
Shareholder servicing – Retirement Class	—	—	842,742	131,500	1,309,293
Shareholder servicing – Retail Class	—	—	283,069	263,769	44,460
Distribution fees – Premier Class	—	—	124,699	8,655	263,561
Distribution fees – Retail Class	—	—	1,219,883	748,201	175,996
Administrative service fees	47,498	45,904	125,317	74,106	141,749
Custody and accounting fees	17,752	32,013	44,680	21,259	43,085
Trustee fees and expenses	7,057	6,973	18,850	11,261	21,144
Other expenses	106,407	94,539	239,782	171,453	210,217
Total expenses	3,196,583	3,052,812	12,877,984	7,654,130	13,349,589
Net investment income (loss)	10,157,722	19,897,670	24,918,172	3,741,958	32,685,901

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	159,078,613	59,598,400	262,366,573	173,071,753	113,825,582
Purchased options	—	(84,842)	(448,737)	(40,814)	—
Written options	—	1,065,209	4,409,214	60,950	—
Foreign currency transactions	—	(3)	(123,883)	(48,175)	123,757
Net realized gain (loss) on total investments	159,078,613	60,578,764	266,203,167	173,043,714	113,949,339
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers**	(47,208,043)	(25,372,186)	(27,666,383)	10,184,029	132,820,692
Purchased options	—	—	209,545	—	—
Written options	—	(88,295)	(144,519)	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	34,514	1,593	4,372
Net change in unrealized appreciation (depreciation) on total investments	(47,208,043)	(25,460,481)	(27,566,843)	10,185,622	132,825,064
Net realized and unrealized gain (loss) on total investments	111,870,570	35,118,283	238,636,324	183,229,336	246,774,403
Net increase (decrease) in net assets from operations	$122,028,292	$55,015,953	$263,554,496	$186,971,294	$279,460,304
* Net of foreign withholding taxes of	$29	$(1,563)	$208,519	$76,768	$134,257
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	67

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2015

	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Social Choice Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund	International Equity Fund	International Opportunities Fund

INVESTMENT INCOME
Dividends*	$5,708,760	$44,118,962	$16,650,249	$26,486,592	$6,705,103	$20,728,009	$4,067,362	$31,709,696	$8,440,319
Income from securities lending	707,462	398,355	570,210	421,552	257,308	375,038	81,509	1,261,057	1,096,727
Interest	2,133	12,068	2,755	20,470	22,090	327	119	4,705	4,341
Total income	6,418,355	44,529,385	17,223,214	26,928,614	6,984,501	21,103,374	4,148,990	32,975,458	9,541,387

EXPENSES
Management fees	3,916,038	10,685,754	5,659,725	2,043,406	3,871,928	2,193,692	849,526	9,137,371	3,281,651
Shareholder servicing – Institutional Class	1,416	3,864	1,753	4,728	1,024	1,019	601	35,788	977
Shareholder servicing – Premier Class	189	329	192	186	119	—	137	238	111
Shareholder servicing – Retirement Class	631,426	1,541,345	666,273	475,177	26,840	—	14,942	881,399	5,504
Shareholder servicing – Retail Class	55,056	72,098	38,262	71,884	3,628	—	4,391	150,132	1,390
Distribution fees – Premier Class	98,886	303,191	129,214	64,780	4,676	—	3,351	192,222	791
Distribution fees – Retail Class	230,822	402,372	131,289	1,156,509	7,490	—	8,246	393,010	3,003
Administrative service fees	44,760	137,539	70,537	75,505	23,196	27,619	6,719	97,183	28,039
Custody and accounting fees	16,325	29,682	23,582	21,984	225,489	52,257	26,673	172,693	63,615
Trustee fees and expenses	6,528	20,550	10,424	12,225	3,371	4,078	1,065	14,175	4,208
Other expenses	129,525	209,549	158,411	252,497	132,502	102,052	78,944	215,127	109,448
Total expenses	5,130,971	13,406,273	6,889,662	4,178,881	4,300,263	2,380,717	994,595	11,289,338	3,498,737
Net investment income (loss)	1,287,384	31,123,112	10,333,552	22,749,733	2,684,238	18,722,657	3,154,395	21,686,120	6,042,650

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	76,537,332	273,757,141	150,775,980	25,295,688	(49,997,271)	7,854,179	(18,834,597)	(142,310,039)	(23,586,140)
Futures transactions	—	—	664,208	—	—	415,583	—	—	—
Purchased options	(374,907)	—	—	—	—	—	—	—	—
Written options	4,521,611	—	—	—	—	—	—	—	—
Foreign currency transactions	—	(34,756)	—	—	(793,344)	(138,914)	(82,146)	(1,332,096)	(224,453)
Net realized gain (loss) on total investments	80,684,036	273,722,385	151,440,188	25,295,688	(50,790,615)	8,130,848	(18,916,743)	(143,642,135)	(23,810,593)
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers**	35,758,984	(32,615,730)	(26,686,682)	18,363,369	71,668,471	39,611,308	9,913,862	513,932,624	120,038,527
Affiliated issuers	—	—	—	—	—	—	—	5,189,529	—
Futures transactions	—	—	(972,153)	—	—	(368,048)	—	—	—
Purchased options	924,930	—	—	—	—	—	—	—	—
Written options	275,140	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,013)	—	—	—	53,176	149,640	(4,833)	210,416	60,831
Net change in unrealized appreciation (depreciation) on total investments	36,958,041	(32,615,730)	(27,658,835)	18,363,369	71,721,647	39,392,900	9,909,029	519,332,569	120,099,358
Net realized and unrealized gain (loss) on total investments	117,642,077	241,106,655	123,781,353	43,659,057	20,931,032	47,523,748	(9,007,714)	375,690,434	96,288,765
Net increase (decrease) in net assets from operations	$118,929,461	$272,229,767	$134,114,905	$66,408,790	$23,615,270	$66,246,405	$(5,853,319)	$397,376,554	$102,331,415
* Net of foreign withholding taxes of	$8,914	$125,260	$—	$257	$868,024	$1,725,954	$228,508	$2,025,700	$1,048,509
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$470,445	$—	$(21,175)	$8,843,870	$256,544

68	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	69

Statements of changes in net assets

TIAA-CREF Funds ■ For the period or year ended

		Enhanced Large-Cap		Enhanced Large-Cap
		Growth Index Fund		Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2015	2014	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$10,157,722	$20,251,885	$19,897,670	$26,203,020	$24,918,172	$41,685,258	$3,741,958	$7,109,318	$32,685,901	$87,812,305	$1,287,384	$5,496,177
Net realized gain (loss) on total investments		159,078,613	151,430,078	60,578,764	149,128,863	266,203,167	390,186,451	173,043,714	327,142,628	113,949,339	242,958,247	80,684,036	274,942,339
Net change in unrealized appreciation (depreciation) on total investments		(47,208,043)	59,157,187	(25,460,481)	37,221,567	(27,566,843)	187,846,792	10,185,622	91,768,025	132,825,064	212,093,249	36,958,041	(104,526,416)
Net increase (decrease) in net assets from operations		122,028,292	230,839,150	55,015,953	212,553,450	263,554,496	619,718,501	186,971,294	426,019,971	279,460,304	542,863,801	118,929,461	175,912,100

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(20,319,169)	(15,277,142)	(27,527,281)	(21,402,352)	(17,973,293)	(29,112,718)	(6,333,865)	(5,906,726)	(66,001,856)	(38,853,802)	(4,080,043)	(2,173,150)
	Premier Class	—	—	—	—	(871,654)	(1,568,074)	(16,950)	(15,323)	(6,267,507)	(4,106,901)	(421,083)	(179,439)
	Retirement Class	—	—	—	—	(3,132,691)	(5,648,260)	—	(337,605)	(15,607,928)	(12,956,342)	(959,202)	(45,701)
	Retail Class	—	—	—	—	(3,108,591)	(5,269,702)	—	(115,105)	(2,101,411)	(1,379,703)	(267,305)	(193)
From realized gains:	Institutional Class	(150,620,165)	(104,648,294)	(154,072,329)	(95,790,435)	(245,437,836)	(241,261,848)	(234,208,628)	(108,946,272)	(170,063,103)	(195,284,347)	(126,006,968)	(111,676,979)
	Premier Class	—	—	—	—	(15,431,901)	(16,983,431)	(1,135,236)	(420,912)	(17,534,288)	(23,065,101)	(20,531,402)	(22,426,900)
	Retirement Class	—	—	—	—	(57,021,512)	(63,371,865)	(11,476,240)	(13,545,385)	(47,585,257)	(78,284,367)	(71,937,849)	(70,849,935)
	Retail Class	—	—	—	—	(64,788,710)	(71,958,375)	(64,325,139)	(34,274,237)	(6,548,834)	(8,895,351)	(26,332,597)	(22,425,268)
Total distributions		(170,939,334)	(119,925,436)	(181,599,610)	(117,192,787)	(407,766,188)	(435,174,273)	(317,496,058)	(163,561,565)	(331,710,184)	(362,825,914)	(250,536,449)	(229,777,565)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	154,719,786	238,184,333	146,918,915	228,656,869	267,548,722	454,998,095	299,466,965	476,953,904	290,303,030	789,225,880	113,641,372	148,046,006
	Premier Class	—	—	—	—	24,448,889	38,494,240	28,506,404	15,664,759	53,748,114	90,602,967	31,508,765	34,242,696
	Retirement Class	—	—	—	—	18,456,499	80,883,489	18,197,201	70,385,899	40,611,444	180,272,415	29,794,944	46,653,443
	Retail Class	—	—	—	—	36,242,785	76,885,728	36,947,425	54,528,462	8,431,620	19,833,320	13,376,613	26,074,797
Reinvestments of distributions:	Institutional Class	170,939,334	119,925,436	181,599,610	117,192,787	244,528,857	246,087,084	240,143,010	114,824,905	235,788,117	233,925,502	130,000,381	112,333,047
	Premier Class	—	—	—	—	16,303,555	18,551,505	1,151,695	436,235	23,801,795	27,172,002	20,952,485	22,606,339
	Retirement Class	—	—	—	—	60,154,203	68,999,739	11,472,072	13,854,787	63,190,642	91,195,714	72,897,051	70,895,636
	Retail Class	—	—	—	—	65,775,187	74,893,430	62,585,877	33,516,888	8,404,168	9,980,736	25,928,232	21,750,742
Redemptions:	Institutional Class	(96,785,324)	(154,892,499)	(97,769,881)	(132,909,985)	(148,371,490)	(219,801,392)	(206,639,411)	(225,812,994)	(143,454,514)	(250,965,395)	(56,697,441)	(257,337,874)
	Premier Class	—	—	—	—	(47,548,239)	(57,203,064)	(4,655,344)	(12,322,379)	(108,032,072)	(81,082,767)	(45,367,946)	(86,019,757)
	Retirement Class	—	—	—	—	(87,302,009)	(109,489,402)	(34,298,028)	(187,768,969)	(102,805,379)	(411,644,564)	(62,417,582)	(158,870,894)
	Retail Class	—	—	—	—	(48,230,377)	(100,078,480)	(33,855,253)	(54,880,141)	(10,962,090)	(21,601,531)	(16,886,738)	(36,302,160)
Net increase (decrease) from shareholder transactions		228,873,796	203,217,270	230,748,644	212,939,671	402,006,582	573,220,972	419,022,613	299,381,356	359,024,875	676,914,279	256,730,136	(55,927,979)
Net increase (decrease) in net assets		179,962,754	314,130,984	104,164,987	308,300,334	257,794,890	757,765,200	288,497,849	561,839,762	306,774,995	856,952,166	125,123,148	(109,793,444)

NET ASSETS
Beginning of period		1,785,221,496	1,471,090,512	1,723,933,208	1,415,632,874	4,715,571,132	3,957,805,932	2,833,350,288	2,271,510,526	5,314,198,021	4,457,245,855	1,729,983,710	1,839,777,154
End of period		$1,965,184,250	$1,785,221,496	$1,828,098,195	$1,723,933,208	$4,973,366,022	$4,715,571,132	$3,121,848,137	$2,833,350,288	$5,620,973,016	$5,314,198,021	$1,855,106,858	$1,729,983,710
Undistributed net investment income (loss) included in net assets		$6,290,801	$16,452,248	$13,808,629	$21,438,240	$2,376,652	$2,544,709	$3,664,885	$6,273,742	$17,442,361	$74,735,162	$1,267,442	$5,707,691

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,356,563	20,926,454	14,225,842	21,532,574	21,866,692	37,083,269	19,219,604	30,956,763	16,156,934	43,686,533	5,215,839	6,274,861
	Premier Class	—	—	—	—	1,927,875	3,076,142	1,782,931	1,013,595	2,914,559	5,042,581	1,376,305	1,428,845
	Retirement Class	—	—	—	—	1,459,095	6,484,034	1,157,113	4,621,640	2,240,454	10,088,947	1,365,486	2,004,379
	Retail Class	—	—	—	—	2,288,184	4,987,533	2,363,019	3,559,002	478,983	1,141,828	612,677	1,127,560
Shares reinvested:	Institutional Class	15,610,898	11,104,207	18,417,810	11,801,892	20,828,947	21,350,929	16,336,259	7,870,110	13,724,570	13,891,063	6,319,902	5,096,781
	Premier Class	—	—	—	—	1,387,043	1,605,330	78,347	29,900	1,387,051	1,616,419	1,023,570	1,030,371
	Retirement Class	—	—	—	—	5,048,331	5,899,059	782,542	952,874	3,686,735	5,431,549	3,624,916	3,280,687
	Retail Class	—	—	—	—	4,359,514	5,162,088	4,260,441	2,298,826	505,666	611,565	1,289,320	1,006,047
Shares redeemed:	Institutional Class	(8,204,627)	(13,200,798)	(9,386,964)	(12,259,317)	(11,941,455)	(17,670,786)	(13,351,571)	(14,563,981)	(7,920,690)	(13,732,481)	(2,536,586)	(10,883,587)
	Premier Class	—	—	—	—	(3,941,248)	(4,630,936)	(306,909)	(827,528)	(6,039,953)	(4,542,265)	(2,110,648)	(3,695,963)
	Retirement Class	—	—	—	—	(6,967,826)	(8,731,551)	(2,176,200)	(12,054,343)	(5,668,451)	(22,684,438)	(2,848,723)	(6,945,940)
	Retail Class	—	—	—	—	(3,035,796)	(6,451,722)	(2,179,302)	(3,566,906)	(624,905)	(1,248,291)	(783,624)	(1,579,552)
Net increase (decrease) from shareholder transactions		20,762,834	18,829,863	23,256,688	21,075,149	33,279,356	48,163,389	27,966,274	20,289,952	20,840,953	39,303,010	12,548,434	(1,855,511)

70	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Social Choice Equity Fund		Emerging Markets Equity Fund		Enhanced International Equity Index Fund		Global Natural Resources Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2015	2014	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$31,123,112	$61,573,399	$10,333,552	$18,242,125	$22,749,733	$33,106,036	$2,684,238	$8,406,271	$18,722,657	$35,842,798	$3,154,395	$4,131,489
Net realized gain (loss) on total investments		273,722,385	255,581,513	151,440,188	367,113,465	25,295,688	33,479,421	(50,790,615)	(18,728,478)	8,130,848	40,524,439	(18,916,743)	(8,508,208)
Net change in unrealized appreciation (depreciation) on total investments		(32,615,730)	335,292,887	(27,658,835)	(163,909,713)	18,363,369	206,074,581	71,721,647	(10,558,602)	39,392,900	(64,186,106)	9,909,029	(14,158,431)
Net increase (decrease) in net assets from operations		272,229,767	652,447,799	134,114,905	221,445,877	66,408,790	272,660,038	23,615,270	(20,880,809)	66,246,405	12,181,131	(5,853,319)	(18,535,150)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(44,439,232)	(27,146,554)	(13,424,422)	(12,320,624)	(18,261,226)	(13,921,038)	(10,617,067)	(4,860,905)	(38,034,012)	(28,489,144)	(4,000,554)	(4,052,040)
	Premier Class	(5,314,962)	(5,132,729)	(1,256,515)	(1,553,436)	(1,268,350)	(1,136,069)	(57,318)	(25,611)	—	—	(75,410)	(72,021)
	Retirement Class	(13,552,066)	(15,342,833)	(3,230,852)	(3,945,622)	(4,325,313)	(4,651,153)	(181,046)	(69,786)	—	—	(154,589)	(214,314)
	Retail Class	(3,568,377)	(2,311,073)	(605,245)	(699,178)	(12,673,442)	(4,149,878)	(52,745)	(20,940)	—	—	(78,885)	(99,017)
From realized gains:	Institutional Class	(142,408,757)	(131,561,589)	(244,327,464)	(121,598,446)	(14,545,809)	(8,877,865)	—	—	(39,241,441)	(30,786,587)	—	—
	Premier Class	(19,258,151)	(28,003,259)	(25,566,957)	(16,664,382)	(1,117,509)	(804,586)	—	—	—	—	—	—
	Retirement Class	(55,123,329)	(92,022,594)	(70,597,977)	(45,154,576)	(4,238,039)	(3,543,313)	—	—	—	—	—	—
	Retail Class	(14,250,518)	(15,555,473)	(14,133,002)	(8,412,775)	(11,302,872)	(3,175,709)	—	—	—	—	—	—
Total distributions		(297,915,392)	(317,076,104)	(373,142,434)	(210,349,039)	(67,732,560)	(40,259,611)	(10,908,176)	(4,977,242)	(77,275,453)	(59,275,731)	(4,309,438)	(4,437,392)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	279,137,864	947,226,878	223,750,904	313,687,761	151,035,914	295,755,997	132,904,120	248,261,795	173,802,203	234,243,550	38,093,058	70,615,779
	Premier Class	54,170,238	92,354,469	31,801,282	45,281,352	15,688,306	22,556,053	5,710,025	2,581,234	—	—	1,620,146	1,065,712
	Retirement Class	31,190,171	258,476,594	48,947,992	53,929,650	17,513,165	54,792,515	17,118,047	6,257,348	—	—	3,418,019	3,440,694
	Retail Class	39,382,427	83,611,996	4,973,076	14,693,159	88,544,501	611,204,202	747,475	1,635,640	—	—	1,432,474	1,421,453
Reinvestments of distributions:	Institutional Class	184,072,274	156,521,563	257,450,380	133,818,964	31,091,166	21,494,424	10,617,067	4,860,905	77,275,453	59,275,731	4,000,554	4,052,040
	Premier Class	24,573,113	33,135,988	26,823,472	18,217,818	2,368,796	1,938,909	57,318	25,611	—	—	75,410	71,918
	Retirement Class	68,670,864	107,204,211	73,827,616	49,091,097	8,559,805	8,182,132	181,046	69,786	—	—	154,589	214,314
	Retail Class	17,389,021	17,448,553	14,329,903	8,879,010	23,532,337	6,992,428	51,673	20,508	—	—	75,982	96,465
Redemptions:	Institutional Class	(226,078,080)	(280,461,951)	(129,268,406)	(115,527,343)	(90,309,723)	(97,547,606)	(11,478,256)	(54,714,307)	(3,159,141)	(38,176,055)	(6,590,157)	(56,381,052)
	Premier Class	(110,858,483)	(188,552,922)	(61,906,894)	(72,907,513)	(34,930,980)	(29,434,172)	(140,359)	(1,634,163)	—	—	(1,073,650)	(888,660)
	Retirement Class	(122,571,112)	(768,820,414)	(47,906,581)	(132,023,811)	(41,165,356)	(115,343,750)	(818,136)	(3,101,822)	—	—	(1,607,938)	(4,806,857)
	Retail Class	(34,060,708)	(66,708,393)	(7,714,848)	(18,967,644)	(84,506,344)	(58,878,801)	(557,992)	(1,417,602)	—	—	(802,991)	(1,298,437)
Net increase (decrease) from shareholder transactions		205,017,589	391,436,572	435,107,896	298,172,500	87,421,587	721,712,331	154,392,028	202,844,933	247,918,515	255,343,226	38,795,496	17,603,369
Net increase (decrease) in net assets		179,331,964	726,808,267	196,080,367	309,269,338	86,097,817	954,112,758	167,099,122	176,986,882	236,889,467	208,248,626	28,632,739	(5,369,173)

NET ASSETS
Beginning of period		5,163,185,012	4,436,376,745	2,650,629,668	2,341,360,330	2,685,767,909	1,731,655,151	879,472,673	702,485,791	1,030,084,137	821,835,511	256,356,641	261,725,814
End of period		$5,342,516,976	$5,163,185,012	$2,846,710,035	$2,650,629,668	$2,771,865,726	$2,685,767,909	$1,046,571,795	$879,472,673	$1,266,973,604	$1,030,084,137	$284,989,380	$256,356,641
Undistributed net investment income (loss) included in net assets		$12,446,132	$48,197,657	$2,447,822	$10,631,304	$14,084,137	$27,862,735	$(151,796)	$8,072,142	$14,341,964	$33,653,319	$2,431,209	$3,586,252

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,409,137	39,160,644	12,701,714	16,612,769	8,992,021	18,652,027	12,920,086	22,796,350	23,084,931	28,707,755	4,353,625	7,198,964
	Premier Class	2,179,569	3,903,952	1,729,360	2,378,857	921,532	1,435,410	545,398	233,667	—	—	184,744	107,000
	Retirement Class	1,270,341	11,025,106	2,759,654	2,887,812	1,023,287	3,429,524	1,670,398	573,093	—	—	397,109	347,159
	Retail Class	1,633,750	3,573,694	286,362	790,373	5,753,564	40,200,358	72,024	149,961	—	—	167,493	145,273
Shares reinvested:	Institutional Class	7,883,181	7,160,181	15,499,722	7,463,411	1,909,777	1,449,388	1,071,349	451,757	10,838,072	7,698,147	483,159	428,334
	Premier Class	1,053,736	1,517,911	1,621,734	1,018,894	145,772	131,008	5,784	2,380	—	—	9,118	7,610
	Retirement Class	2,953,586	4,926,664	4,532,082	2,779,790	518,776	544,749	18,306	6,504	—	—	18,670	22,655
	Retail Class	759,346	813,073	886,751	505,926	1,584,669	514,906	5,219	1,909	—	—	9,177	10,208
Shares redeemed:	Institutional Class	(9,209,944)	(11,805,221)	(7,230,090)	(6,025,328)	(5,358,789)	(6,121,098)	(1,098,626)	(4,960,753)	(415,791)	(4,602,301)	(763,431)	(5,702,814)
	Premier Class	(4,562,064)	(7,972,847)	(3,552,878)	(3,925,328)	(2,096,865)	(1,898,686)	(13,442)	(150,104)	—	—	(121,637)	(92,059)
	Retirement Class	(5,005,423)	(31,993,418)	(2,693,557)	(7,091,291)	(2,413,156)	(7,103,239)	(77,832)	(284,933)	—	—	(182,693)	(483,981)
	Retail Class	(1,412,031)	(2,880,587)	(441,468)	(1,029,142)	(5,515,229)	(4,032,594)	(55,265)	(128,416)	—	—	(92,060)	(131,851)
Net increase (decrease) from shareholder transactions		8,953,184	17,429,152	26,099,386	16,366,743	5,465,359	47,201,753	15,063,399	18,691,415	33,507,212	31,803,601	4,463,274	1,856,498

72	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	73

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

				International
		International Equity Fund		Opportunities Fund
		April 30,	October 31,	April 30,	October 31,
		2015	2014	2015	2014
		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$21,686,120	$51,986,189	$6,042,650	$11,945,854
Net realized gain (loss) on total investments		(143,642,135)	151,004,759	(23,810,593)	(62,179,695)
Net change in unrealized appreciation (depreciation) on total investments		519,332,569	(376,962,535)	120,099,358	14,939,164
Net increase (decrease) in net assets from operations		397,376,554	(173,971,587)	102,331,415	(35,294,677)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(34,377,261)	(32,320,680)	(10,715,553)	(3,274,344)
	Premier Class	(3,688,826)	(4,432,285)	(8,671)	(3,020)
	Retirement Class	(7,508,884)	(11,288,784)	(28,967)	(8,071)
	Retail Class	(5,318,685)	(6,663,675)	(17,344)	(3,066)
From realized gains:	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	—	—	—	—
Total distributions		(50,893,656)	(54,705,424)	(10,770,535)	(3,288,501)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	346,528,343	682,658,576	97,174,511	350,141,568
	Premier Class	47,760,817	62,363,364	—	2
	Retirement Class	56,263,336	79,553,696	2,539,183	2,651,362
	Retail Class	16,501,692	34,217,129	670,488	2,118,694
Reinvestments of distributions:	Institutional Class	34,283,726	32,274,582	10,715,553	3,245,022
	Premier Class	3,688,012	4,432,285	8,671	3,020
	Retirement Class	7,505,901	11,280,501	28,967	8,071
	Retail Class	5,139,851	6,457,739	17,247	2,993
Redemptions:	Institutional Class	(130,205,374)	(229,501,760)	(51,312,458)	(52,148,303)
	Premier Class	(95,431,837)	(59,535,431)	—	—
	Retirement Class	(74,324,568)	(206,966,893)	(594,166)	(1,005,740)
	Retail Class	(21,986,353)	(37,639,663)	(657,031)	(1,049,569)
Net increase (decrease) from shareholder transactions		195,723,546	379,594,125	58,590,965	303,967,120
Net increase (decrease) in net assets		542,206,444	150,917,114	150,151,845	265,383,942

NET ASSETS
Beginning of period		3,693,968,255	3,543,051,141	1,048,884,557	783,500,615
End of period		$4,236,174,699	$3,693,968,255	$1,199,036,402	$1,048,884,557
Undistributed net investment income (loss) included in net assets		$18,744,338	$47,951,874	$5,223,500	$9,951,385

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	31,659,270	59,696,090	9,321,123	32,488,984
	Premier Class	4,159,401	5,506,874	—	—
	Retirement Class	4,783,303	6,630,277	230,991	242,222
	Retail Class	2,176,418	4,331,629	61,466	196,445
Shares reinvested:	Institutional Class	3,252,725	2,894,581	1,065,164	305,557
	Premier Class	350,572	397,871	863	285
	Retirement Class	687,984	978,361	2,882	761
	Retail Class	718,860	847,472	1,716	282
Shares redeemed:	Institutional Class	(11,557,506)	(19,860,074)	(4,775,635)	(4,659,422)
	Premier Class	(8,890,502)	(5,166,914)	—	—
	Retirement Class	(6,407,588)	(17,413,792)	(55,950)	(92,965)
	Retail Class	(2,933,042)	(4,776,450)	(62,719)	(98,649)
Net increase (decrease) from shareholder transactions		17,999,895	34,065,925	5,789,901	28,383,500

74	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	75

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/15	§	$12.19	$0.06		$0.67	$0.73	$(0.14)	$(1.03)	$(1.17)	$11.75
	10/31/14		11.53	0.14		1.44	1.58	(0.12)	(0.80)	(0.92)	12.19
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
	10/31/12		9.54	0.11		0.93	1.04	(0.10)	(0.83)	(0.93)	9.65
	10/31/11		9.05	0.10		0.86	0.96	(0.09)	(0.38)	(0.47)	9.54
	10/31/10	†	8.63	0.00	[d]	0.42	0.42	—	—	—	9.05
	9/30/10		7.77	0.10		0.85	0.95	(0.09)	—	(0.09)	8.63

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/15	§	11.18	0.12		0.18	0.30	(0.18)	(1.00)	(1.18)	10.30
	10/31/14		10.64	0.17		1.23	1.40	(0.16)	(0.70)	(0.86)	11.18
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
	10/31/12		8.01	0.17		0.94	1.11	(0.15)	(0.33)	(0.48)	8.64
	10/31/11		7.72	0.15		0.32	0.47	(0.11)	(0.07)	(0.18)	8.01
	10/31/10	†	7.48	0.01		0.23	0.24	—	—	—	7.72
	9/30/10		7.10	0.14		0.36	0.50	(0.12)	—	(0.12)	7.48

GROWTH & INCOME FUND
Institutional Class:	4/30/15	§	12.96	0.07		0.59	0.66	(0.08)	(1.10)	(1.18)	12.44
	10/31/14		12.64	0.13		1.64	1.77	(0.14)	(1.31)	(1.45)	12.96
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
	10/31/12		9.21	0.13		1.22	1.35	(0.14)	(0.08)	(0.22)	10.34
	10/31/11		8.53	0.10		0.68	0.78	(0.10)	—	(0.10)	9.21
	10/31/10†		8.22	0.00	[d]	0.31	0.31	—	—	—	8.53
	9/30/10		7.83	0.10		0.39	0.49	(0.10)	—	(0.10)	8.22
Premier Class:	4/30/15	§	12.96	0.06		0.60	0.66	(0.07)	(1.10)	(1.17)	12.45
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)	(1.43)	12.96
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
	10/31/12		9.21	0.12		1.23	1.35	(0.13)	(0.08)	(0.21)	10.35
	10/31/11		8.53	0.09		0.68	0.77	(0.09)	—	(0.09)	9.21
	10/31/10	†	8.23	0.00	[d]	0.30	0.30	—	—	—	8.53
	9/30/10		7.83	0.09		0.40	0.49	(0.09)	—	(0.09)	8.23
Retirement Class:	4/30/15	§	13.13	0.06		0.59	0.65	(0.06)	(1.10)	(1.16)	12.62
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)	(1.42)	13.13
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
	10/31/12		9.31	0.11		1.24	1.35	(0.12)	(0.08)	(0.20)	10.46
	10/31/11		8.62	0.08		0.69	0.77	(0.08)	—	(0.08)	9.31
	10/31/10	†	8.31	0.00	[d]	0.31	0.31	—	—	—	8.62
	9/30/10		7.91	0.08		0.40	0.48	(0.08)	—	(0.08)	8.31
Retail Class:	4/30/15	§	16.31	0.07		0.75	0.82	(0.05)	(1.10)	(1.15)	15.98
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)	(1.40)	16.31
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)	(0.56)	15.55
	10/31/12		11.16	0.12		1.49	1.61	(0.10)	(0.08)	(0.18)	12.59
	10/31/11		10.32	0.10		0.82	0.92	(0.08)	—	(0.08)	11.16
	10/31/10	†	9.95	0.00	[d]	0.37	0.37	—	—	—	10.32
	9/30/10		9.45	0.10		0.48	0.58	(0.08)	—	(0.08)	9.95

76	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/15	§	6.72%[b]		$1,965,184		0.35%[c]		0.35%[c]		1.10%[c]		68%[b]
	10/31/14		14.75		1,785,221		0.35		0.35		1.22		105
	10/31/13		25.73		1,471,091		0.37		0.37		1.34		104
	10/31/12		12.07		1,007,636		0.38		0.38		1.16		150
	10/31/11		10.78		818,884		0.38		0.37		1.05		121
	10/31/10	†	4.87	[b]	777,478		0.47	[c]	0.40	[c]	0.41	[c]	8	[b]
	9/30/10		12.22		737,787		0.40		0.39		1.21		130

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/15	§	3.14	[b]	1,828,098		0.35	[c]	0.35	[c]	2.27	[c]	41	[b]
	10/31/14		14.29		1,723,933		0.35		0.35		1.63		91
	10/31/13		28.65		1,415,633		0.36		0.36		1.86		80
	10/31/12		14.73		1,050,177		0.38		0.38		2.12		87
	10/31/11		6.19		800,221		0.38		0.37		1.79		114
	10/31/10	†	3.21	[b]	752,004		0.47	[c]	0.40	[c]	1.44	[c]	10	[b]
	9/30/10		7.12		726,396		0.40		0.39		1.87		54

GROWTH & INCOME FUND
Institutional Class:	4/30/15	§	5.65	[b]	3,159,850		0.43	[c]	0.43	[c]	1.14	[c]	52	[b]
	10/31/14		15.48		2,893,199		0.44		0.44		1.06		98
	10/31/13		29.53		2,307,313		0.45		0.45		1.35		146
	10/31/12		14.83		1,547,720		0.46		0.46		1.33		111
	10/31/11		9.20		1,105,465		0.47		0.47		1.09		116
	10/31/10†		3.77	[b]	684,913		0.53	[c]	0.52	[c]	0.42	[c]	13	[b]
	9/30/10		6.27		600,386		0.48		0.48		1.23		126
Premier Class:	4/30/15	§	5.65	[b]	159,522		0.58	[c]	0.58	[c]	1.00	[c]	52	[b]
	10/31/14		15.30		174,273		0.59		0.59		0.92		98
	10/31/13		29.20		169,367		0.60		0.60		1.23		146
	10/31/12		14.77		152,950		0.61		0.61		1.20		111
	10/31/11		9.03		126,358		0.62		0.62		0.95		116
	10/31/10†		3.65	[b]	112,196		0.68	[c]	0.67	[c]	0.22	[c]	13	[b]
	9/30/10		6.25		72,282		0.64		0.64		1.07		126
Retirement Class:	4/30/15	§	5.52	[b]	655,161		0.68	[c]	0.68	[c]	0.90	[c]	52	[b]
	10/31/14		15.26		687,630		0.69		0.69		0.82		98
	10/31/13		29.05		623,206		0.70		0.70		1.12		146
	10/31/12		14.61		528,574		0.71		0.71		1.08		111
	10/31/11		8.92		393,410		0.72		0.72		0.86		116
	10/31/10	†	3.73	[b]	513,285		0.78	[c]	0.77	[c]	0.18	[c]	13	[b]
	9/30/10		6.07		545,887		0.73		0.73		0.98		126
Retail Class:	4/30/15	§	5.49	[b]	998,833		0.74	[c]	0.74	[c]	0.83	[c]	52	[b]
	10/31/14		15.12		960,469		0.76		0.76		0.75		98
	10/31/13		28.98		857,921		0.79		0.79		1.03		146
	10/31/12		14.52		674,389		0.82		0.82		0.99		111
	10/31/11		8.90		569,318		0.72		0.72		0.85		116
	10/31/10	†	3.72	[b]	501,950		0.75	[c]	0.74	[c]	0.20	[c]	13	[b]
	9/30/10		6.17		487,427		0.66		0.66		1.04		126

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/15	§	$16.61	$0.03		$0.96	$0.99	$(0.05)	$(1.83)	$(1.88)	$15.72
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
	10/31/12		10.64	0.05		1.09	1.14	(0.03)	(0.10)	(0.13)	11.65
	10/31/11		9.91	0.04		0.72	0.76	(0.03)	—	(0.03)	10.64
	10/31/10	†	9.38	0.00	[d]	0.53	0.53	—	—	—	9.91
	9/30/10		8.51	0.04		0.88	0.92	(0.05)	—	(0.05)	9.38
Premier Class:	4/30/15	§	16.58	0.01		0.98	0.99	(0.03)	(1.83)	(1.86)	15.71
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
	10/31/12		10.62	0.04		1.09	1.13	(0.02)	(0.10)	(0.12)	11.63
	10/31/11		9.90	0.02		0.73	0.75	(0.03)	—	(0.03)	10.62
	10/31/10	†	9.38	0.00	[d]	0.52	0.52	—	—	—	9.90
	9/30/10		8.51	0.02		0.90	0.92	(0.05)	—	(0.05)	9.38
Retirement Class:	4/30/15	§	16.52	0.01		0.95	0.96	—	(1.83)	(1.83)	15.65
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
	10/31/12		10.60	0.03		1.08	1.11	(0.01)	(0.10)	(0.11)	11.60
	10/31/11		9.87	0.01		0.73	0.74	(0.01)	—	(0.01)	10.60
	10/31/10	†	9.35	0.00	[d]	0.52	0.52	—	—	—	9.87
	9/30/10		8.48	0.02		0.88	0.90	(0.03)	—	(0.03)	9.35
Retail Class:	4/30/15	§	16.55	0.00	[d]	0.96	0.96	—	(1.83)	(1.83)	15.68
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06
	10/31/12		10.61	0.01		1.09	1.10	0.00 [d]	(0.10)	(0.10)	11.61
	10/31/11		9.89	0.01		0.72	0.73	(0.01)	—	(0.01)	10.61
	10/31/10	†	9.37	0.00	[d]	0.52	0.52	—	—	—	9.89
	9/30/10		8.49	0.02		0.89	0.91	(0.03)	—	(0.03)	9.37

LARGE-CAP VALUE FUND
Institutional Class:	4/30/15	§	18.64	0.11		0.80	0.91	(0.33)	(0.85)	(1.18)	18.37
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
	10/31/12		12.27	0.26		1.77	2.03	(0.19)	—	(0.19)	14.11
	10/31/11		12.21	0.19		0.03	0.22	(0.16)	—	(0.16)	12.27
	10/31/10	†	11.83	0.01		0.37	0.38	—	—	—	12.21
	9/30/10		11.14	0.18		0.66	0.84	(0.15)	—	(0.15)	11.83
Premier Class:	4/30/15	§	18.59	0.10		0.79	0.89	(0.30)	(0.85)	(1.15)	18.33
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
	10/31/12		12.24	0.24		1.77	2.01	(0.17)	—	(0.17)	14.08
	10/31/11		12.20	0.17		0.02	0.19	(0.15)	—	(0.15)	12.24
	10/31/10	†	11.82	0.01		0.37	0.38	—	—	—	12.20
	9/30/10		11.14	0.16		0.66	0.82	(0.14)	—	(0.14)	11.82
Retirement Class:	4/30/15	§	18.55	0.09		0.80	0.89	(0.28)	(0.85)	(1.13)	18.31
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
	10/31/12		12.21	0.22		1.77	1.99	(0.15)	—	(0.15)	14.05
	10/31/11		12.15	0.16		0.03	0.19	(0.13)	—	(0.13)	12.21
	10/31/10	†	11.78	0.01		0.36	0.37	—	—	—	12.15
	9/30/10		11.10	0.14		0.66	0.80	(0.12)	—	(0.12)	11.78
Retail Class:	4/30/15	§	18.01	0.08		0.77	0.85	(0.27)	(0.85)	(1.12)	17.74
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57
	10/31/12		11.91	0.20		1.72	1.92	(0.15)	—	(0.15)	13.68
	10/31/11		11.86	0.15		0.03	0.18	(0.13)	—	(0.13)	11.91
	10/31/10	†	11.49	0.01		0.36	0.37	—	—	—	11.86
	9/30/10		10.84	0.14		0.64	0.78	(0.13)	—	(0.13)	11.49

78	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/15	§	6.73%[b]		$2,374,978		0.45%[c]		0.45%[c]		0.34%[c]		45%[b]
	10/31/14		18.18		2,140,596		0.46		0.46		0.37		96
	10/31/13		33.71		1,581,268		0.46		0.46		0.61		102
	10/31/12		10.95		1,082,094		0.47		0.47		0.48		148
	10/31/11		7.71		843,064		0.48		0.48		0.34		160
	10/31/10	†	5.65	[b]	542,509		0.58	[c]	0.52	[c]	(0.22)[c]		18	[b]
	9/30/10		10.82		497,251		0.50		0.50		0.45		214
Premier Class:	4/30/15	§	6.71	[b]	33,121		0.60	[c]	0.60	[c]	0.08	[c]	45	[b]
	10/31/14		17.91		9,194		0.61		0.61		0.21		96
	10/31/13		33.68		5,110		0.62		0.62		0.48		102
	10/31/12		10.72		4,288		0.63		0.63		0.35		148
	10/31/11		7.55		10,205		0.63		0.63		0.20		160
	10/31/10	†	5.54	[b]	6,771		0.73	[c]	0.67	[c]	(0.36)[c]		18	[b]
	9/30/10		10.78		4,650		0.66		0.66		0.26		214
Retirement Class:	4/30/15	§	6.54	[b]	93,909		0.70	[c]	0.70	[c]	0.10	[c]	45	[b]
	10/31/14		17.89		102,990		0.71		0.71		0.13		96
	10/31/13		33.49		191,225		0.71		0.71		0.34		102
	10/31/12		10.57		111,273		0.72		0.72		0.23		148
	10/31/11		7.49		69,209		0.73		0.73		0.10		160
	10/31/10	†	5.56	[b]	40,808		0.83	[c]	0.77	[c]	(0.47)[c]		18	[b]
	9/30/10		10.65		38,261		0.75		0.75		0.20		214
Retail Class:	4/30/15	§	6.53	[b]	619,840		0.79	[c]	0.79	[c]	0.00	[c]	45	[b]
	10/31/14		17.75		580,569		0.81		0.81		0.02		96
	10/31/13		33.29		493,908		0.85		0.85		0.24		102
	10/31/12		10.44		387,606		0.89		0.89		0.06		148
	10/31/11		7.41		367,733		0.79		0.79		0.05		160
	10/31/10	†	5.55	[b]	357,252		0.84	[c]	0.79	[c]	(0.49)[c]		18	[b]
	9/30/10		10.78		340,417		0.67		0.67		0.28		214

LARGE-CAP VALUE FUND
Institutional Class:	4/30/15	§	5.30	[b]	4,083,139		0.43	[c]	0.43	[c]	1.27	[c]	33	[b]
	10/31/14		11.78		3,734,156		0.44		0.44		1.84		49
	10/31/13		31.38		2,837,163		0.45		0.45		1.78		54
	10/31/12		16.79		1,774,248		0.46		0.46		1.93		63
	10/31/11		1.77		1,210,661		0.47		0.47		1.48		68
	10/31/10	†	3.21	[b]	643,951		0.53	[c]	0.52	[c]	0.89	[c]	11	[b]
	9/30/10		7.59		580,659		0.49		0.49		1.53		73
Premier Class:	4/30/15	§	5.21	[b]	343,170		0.58	[c]	0.58	[c]	1.13	[c]	33	[b]
	10/31/14		11.59		380,387		0.59		0.59		1.70		49
	10/31/13		31.21		331,817		0.60		0.60		1.65		54
	10/31/12		16.66		267,987		0.61		0.61		1.79		63
	10/31/11		1.54		189,354		0.62		0.62		1.31		68
	10/31/10	†	3.21	[b]	163,731		0.68	[c]	0.67	[c]	0.68	[c]	11	[b]
	9/30/10		7.46		114,733		0.64		0.64		1.39		73
Retirement Class:	4/30/15	§	5.13	[b]	1,052,140		0.68	[c]	0.68	[c]	1.03	[c]	33	[b]
	10/31/14		11.51		1,061,428		0.69		0.69		1.62		49
	10/31/13		31.06		1,162,308		0.70		0.70		1.54		54
	10/31/12		16.53		794,585		0.71		0.71		1.70		63
	10/31/11		1.52		704,222		0.72		0.72		1.22		68
	10/31/10†		3.14	[b]	788,706		0.78	[c]	0.77	[c]	0.66	[c]	11	[b]
	9/30/10		7.33		818,179		0.74		0.74		1.27		73
Retail Class:	4/30/15	§	5.13	[b]	142,524		0.74	[c]	0.74	[c]	0.96	[c]	33	[b]
	10/31/14		11.39		138,226		0.76		0.76		1.53		49
	10/31/13		30.94		125,958		0.80		0.80		1.44		54
	10/31/12		16.36		86,119		0.84		0.84		1.58		63
	10/31/11		1.49		79,489		0.72		0.72		1.22		68
	10/31/10	†	3.22	[b]	81,100		0.75	[c]	0.74	[c]	0.68	[c]	11	[b]
	9/30/10		7.28		79,558		0.70		0.70		1.30		73

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)[a]		investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	4/30/15	§	$24.31	$0.03		$1.41	$1.44	$(0.11)	$(3.45)	$(3.56)	$22.19
	10/31/14		25.18	0.10		2.24	2.34	(0.06)	(3.15)	(3.21)	24.31
	10/31/13		19.94	0.10		6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
	10/31/12		18.75	0.11		1.80	1.91	—	(0.72)	(0.72)	19.94
	10/31/11		17.57	0.03		1.15	1.18	—	—	—	18.75
	10/31/10	†	16.85	0.00	[d]	0.72	0.72	—	—	—	17.57
	9/30/10		13.90	0.03		2.95	2.98	(0.03)	—	(0.03)	16.85
Premier Class:	4/30/15	§	24.18	0.01		1.41	1.42	(0.07)	(3.45)	(3.52)	22.08
	10/31/14		25.05	0.06		2.25	2.31	(0.03)	(3.15)	(3.18)	24.18
	10/31/13		19.84	0.07		6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
	10/31/12		18.69	0.08		1.79	1.87	—	(0.72)	(0.72)	19.84
	10/31/11		17.54	0.00	[d]	1.15	1.15	—	—	—	18.69
	10/31/10	†	16.83	(0.01)		0.72	0.71	—	—	—	17.54
	9/30/10		13.90	0.00	[d]	2.96	2.96	(0.03)	—	(0.03)	16.83
Retirement Class:	4/30/15	§	23.79	0.00	[d]	1.39	1.39	(0.05)	(3.45)	(3.50)	21.68
	10/31/14		24.70	0.04		2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79
	10/31/13		19.58	0.05		6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
	10/31/12		18.47	0.06		1.77	1.83	—	(0.72)	(0.72)	19.58
	10/31/11		17.35	(0.02)		1.14	1.12	—	—	—	18.47
	10/31/10	†	16.64	(0.01)		0.72	0.71	—	—	—	17.35
	9/30/10		13.74	(0.01)		2.92	2.91	(0.01)	—	(0.01)	16.64
Retail Class:	4/30/15	§	23.78	(0.01)		1.38	1.37	(0.03)	(3.45)	(3.48)	21.67
	10/31/14		24.71	0.02		2.20	2.22	—	(3.15)	(3.15)	23.78
	10/31/13		19.58	0.03		6.22	6.25	(0.08)	(1.04)	(1.12)	24.71
	10/31/12		18.49	0.04		1.77	1.81	—	(0.72)	(0.72)	19.58
	10/31/11		17.37	(0.02)		1.14	1.12	—	—	—	18.49
	10/31/10	†	16.66	(0.01)		0.72	0.71	—	—	—	17.37
	9/30/10		13.76	(0.01)		2.92	2.91	(0.01)	—	(0.01)	16.66

MID-CAP VALUE FUND
Institutional Class:	4/30/15	§	24.98	0.15		1.10	1.25	(0.35)	(1.12)	(1.47)	24.76
	10/31/14		23.44	0.33		2.92	3.25	(0.29)	(1.42)	(1.71)	24.98
	10/31/13		18.50	0.33		5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
	10/31/12		16.65	0.28		1.80	2.08	(0.23)	—	(0.23)	18.50
	10/31/11		15.96	0.23		0.70	0.93	(0.24)	—	(0.24)	16.65
	10/31/10	†	15.42	0.00	[d]	0.54	0.54	—	—	—	15.96
	9/30/10		13.89	0.24		1.49	1.73	(0.20)	—	(0.20)	15.42
Premier Class:	4/30/15	§	24.91	0.14		1.09	1.23	(0.31)	(1.12)	(1.43)	24.71
	10/31/14		23.38	0.30		2.91	3.21	(0.26)	(1.42)	(1.68)	24.91
	10/31/13		18.46	0.30		5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
	10/31/12		16.61	0.26		1.79	2.05	(0.20)	—	(0.20)	18.46
	10/31/11		15.94	0.22		0.68	0.90	(0.23)	—	(0.23)	16.61
	10/31/10	†	15.40	0.00	[d]	0.54	0.54	—	—	—	15.94
	9/30/10		13.89	0.22		1.48	1.70	(0.19)	—	(0.19)	15.40
Retirement Class:	4/30/15	§	24.81	0.13		1.08	1.21	(0.27)	(1.12)	(1.39)	24.63
	10/31/14		23.29	0.27		2.91	3.18	(0.24)	(1.42)	(1.66)	24.81
	10/31/13		18.39	0.28		5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
	10/31/12		16.54	0.24		1.79	2.03	(0.18)	—	(0.18)	18.39
	10/31/11		15.86	0.20		0.68	0.88	(0.20)	—	(0.20)	16.54
	10/31/10	†	15.33	0.00	[d]	0.53	0.53	—	—	—	15.86
	9/30/10		13.81	0.20		1.49	1.69	(0.17)	—	(0.17)	15.33
Retail Class:	4/30/15	§	24.46	0.12		1.08	1.20	(0.28)	(1.12)	(1.40)	24.26
	10/31/14		22.98	0.25		2.86	3.11	(0.21)	(1.42)	(1.63)	24.46
	10/31/13		18.15	0.27		5.16	5.43	(0.27)	(0.33)	(0.60)	22.98
	10/31/12		16.35	0.22		1.76	1.98	(0.18)	—	(0.18)	18.15
	10/31/11		15.68	0.21		0.67	0.88	(0.21)	—	(0.21)	16.35
	10/31/10	†	15.15	0.00	[d]	0.53	0.53	—	—	—	15.68
	9/30/10		13.66	0.20		1.47	1.67	(0.18)	—	(0.18)	15.15

80	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets					Portfolio
	or year				end of period	Gross		Net		Net investment	turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)	rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/15	§	7.14%[b]		$1,017,962	0.47%[c]		0.47%[c]		0.26%[c]	56%[b]
	10/31/14		10.64		896,227	0.47		0.47		0.42	104
	10/31/13		34.07		915,882	0.47		0.47		0.46	105
	10/31/12		10.66		586,349	0.48		0.48		0.59	85
	10/31/11		6.72		409,941	0.49		0.49		0.16	81
	10/31/10	†	4.27	[b]	174,007	0.58	[c]	0.55	[c]	(0.29)[c]	9	[b]
	9/30/10		21.48		151,222	0.52		0.52		0.18	77
Premier Class:	4/30/15	§	7.02	[b]	135,871	0.62	[c]	0.62	[c]	0.11 [c]	56	[b]
	10/31/14		10.48		141,798	0.62		0.62		0.27	104
	10/31/13		33.93		177,935	0.62		0.62		0.33	105
	10/31/12		10.48		159,806	0.63		0.63		0.41	85
	10/31/11		6.56		165,209	0.64		0.64		0.01	81
	10/31/10	†	4.22	[b]	140,980	0.73	[c]	0.70	[c]	(0.44)[c]	9	[b]
	9/30/10		21.29		85,529	0.67		0.67		0.00	77
Retirement Class:	4/30/15	§	6.98	[b]	511,489	0.72	[c]	0.72	[c]	0.01 [c]	56	[b]
	10/31/14		10.40		510,331	0.72		0.72		0.17	104
	10/31/13		33.71		570,942	0.72		0.72		0.25	105
	10/31/12		10.38		476,061	0.73		0.73		0.30	85
	10/31/11		6.52		505,020	0.74		0.74		(0.10)	81
	10/31/10	†	4.21	[b]	597,228	0.83	[c]	0.80	[c]	(0.54)[c]	9	[b]
	9/30/10		21.16		619,355	0.77		0.77		(0.08)	77
Retail Class:	4/30/15	§	6.92	[b]	189,785	0.78	[c]	0.78	[c]	(0.05)[c]	56	[b]
	10/31/14		10.29		181,627	0.79		0.79		0.10	104
	10/31/13		33.64		175,018	0.82		0.82		0.13	105
	10/31/12		10.26		125,453	0.84		0.84		0.20	85
	10/31/11		6.45		115,367	0.74		0.74		(0.10)	81
	10/31/10	†	4.26	[b]	93,257	0.80	[c]	0.77	[c]	(0.52)[c]	9	[b]
	9/30/10		21.15		88,419	0.75		0.75		(0.05)	77

MID-CAP VALUE FUND
Institutional Class:	4/30/15	§	5.33	[b]	3,408,397	0.42	[c]	0.42	[c]	1.27 [c]	20	[b]
	10/31/14		14.91		3,186,049	0.44		0.43		1.37	28
	10/31/13		31.23		2,181,142	0.45		0.45		1.59	46
	10/31/12		12.66		1,393,965	0.46		0.46		1.61	33
	10/31/11		5.83		965,871	0.46		0.46		1.36	39
	10/31/10	†	3.50	[b]	446,584	0.52	[c]	0.52	[c]	0.17 [c]	4	[b]
	9/30/10		12.58		395,329	0.49		0.49		1.65	51
Premier Class:	4/30/15	§	5.25	[b]	388,174	0.57	[c]	0.57	[c]	1.14 [c]	20	[b]
	10/31/14		14.73		424,326	0.59		0.58		1.27	28
	10/31/13		31.00		457,994	0.60		0.60		1.46	46
	10/31/12		12.53		378,125	0.61		0.61		1.47	33
	10/31/11		5.71		313,155	0.61		0.61		1.30	39
	10/31/10	†	3.44	[b]	248,261	0.67	[c]	0.67	[c]	0.00 [c]	4	[b]
	9/30/10		12.39		170,223	0.64		0.64		1.50	51
Retirement Class:	4/30/15	§	5.21	[b]	1,216,366	0.67	[c]	0.67	[c]	1.03 [c]	20	[b]
	10/31/14		14.62		1,244,449	0.69		0.68		1.16	28
	10/31/13		30.87		1,542,181	0.70		0.70		1.37	46
	10/31/12		12.41		1,233,934	0.71		0.71		1.39	33
	10/31/11		5.62		1,190,007	0.71		0.71		1.18	39
	10/31/10	†	3.39	[b]	1,311,060	0.77	[c]	0.77	[c]	(0.08)[c]	4	[b]
	9/30/10		12.38		1,344,289	0.74		0.74		1.39	51
Retail Class:	4/30/15	§	5.22	[b]	329,580	0.72	[c]	0.72	[c]	0.98 [c]	20	[b]
	10/31/14		14.52		308,362	0.75		0.74		1.08	28
	10/31/13		30.83		255,059	0.76		0.76		1.30	46
	10/31/12		12.27		199,693	0.81		0.81		1.26	33
	10/31/11		5.59		155,210	0.70		0.70		1.22	39
	10/31/10	†	3.50	[b]	172,489	0.72	[c]	0.72	[c]	(0.03)[c]	4	[b]
	9/30/10		12.35		167,576	0.69		0.69		1.43	51

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)[a]		investments	operations	income	gains	distributions	period

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/15	§	$19.70	$0.07		$0.73	$0.80	$(0.14)	$(2.62)	$(2.76)	$17.74
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
	10/31/12		13.88	0.13		1.15	1.28	(0.10)	(0.43)	(0.53)	14.63
	10/31/11		13.13	0.08		0.74	0.82	(0.07)	—	(0.07)	13.88
	10/31/10	†	12.58	0.00	[d]	0.55	0.55	—	—	—	13.13
	9/30/10		11.02	0.09		1.55	1.64	(0.08)	—	(0.08)	12.58
Premier Class:	4/30/15	§	19.62	0.06		0.73	0.79	(0.13)	(2.62)	(2.75)	17.66
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
	10/31/12		13.85	0.11		1.15	1.26	(0.09)	(0.43)	(0.52)	14.59
	10/31/11		13.11	0.06		0.75	0.81	(0.07)	—	(0.07)	13.85
	10/31/10	†	12.57	0.00	[d]	0.54	0.54	—	—	—	13.11
	9/30/10		11.02	0.06		1.56	1.62	(0.07)	—	(0.07)	12.57
Retirement Class:	4/30/15	§	19.36	0.05		0.72	0.77	(0.12)	(2.62)	(2.74)	17.39
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
	10/31/12		13.68	0.09		1.14	1.23	(0.06)	(0.43)	(0.49)	14.42
	10/31/11		12.94	0.04		0.74	0.78	(0.04)	—	(0.04)	13.68
	10/31/10	†	12.41	0.00	[d]	0.53	0.53	—	—	—	12.94
	9/30/10		10.88	0.06		1.52	1.58	(0.05)	—	(0.05)	12.41
Retail Class:	4/30/15	§	19.22	0.04		0.71	0.75	(0.11)	(2.62)	(2.73)	17.24
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39
	10/31/12		13.62	0.07		1.13	1.20	(0.06)	(0.43)	(0.49)	14.33
	10/31/11		12.89	0.04		0.73	0.77	(0.04)	—	(0.04)	13.62
	10/31/10	†	12.35	0.00	[d]	0.54	0.54	—	—	—	12.89
	9/30/10		10.83	0.06		1.52	1.58	(0.06)	—	(0.06)	12.35

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/15	§	16.91	0.15		0.27	0.42	(0.24)	(0.19)	(0.43)	16.90
	10/31/14		15.08	0.27		1.92	2.19	(0.22)	(0.14)	(0.36)	16.91
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—	(0.24)	15.08
	10/31/12		10.75	0.23		0.93	1.16	(0.19)	—	(0.19)	11.72
	10/31/11		10.21	0.19		0.52	0.71	(0.17)	—	(0.17)	10.75
	10/31/10	†	9.81	0.01		0.39	0.40	—	—	—	10.21
	9/30/10		8.92	0.18		0.86	1.04	(0.15)	—	(0.15)	9.81
Premier Class:	4/30/15	§	16.86	0.14		0.26	0.40	(0.22)	(0.19)	(0.41)	16.85
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)	(0.33)	16.86
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—	(0.22)	15.03
	10/31/12		10.71	0.21		0.93	1.14	(0.17)	—	(0.17)	11.68
	10/31/11		10.18	0.17		0.52	0.69	(0.16)	—	(0.16)	10.71
	10/31/10	†	9.79	0.01		0.38	0.39	—	—	—	10.18
	9/30/10		8.92	0.17		0.85	1.02	(0.15)	—	(0.15)	9.79
Retirement Class:	4/30/15	§	17.10	0.13		0.26	0.39	(0.19)	(0.19)	(0.38)	17.11
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)	(0.32)	17.10
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—	(0.21)	15.24
	10/31/12		10.85	0.20		0.94	1.14	(0.15)	—	(0.15)	11.84
	10/31/11		10.30	0.16		0.53	0.69	(0.14)	—	(0.14)	10.85
	10/31/10	†	9.91	0.00	[d]	0.39	0.39	—	—	—	10.30
	9/30/10		9.01	0.15		0.88	1.03	(0.13)	—	(0.13)	9.91
Retail Class:	4/30/15	§	15.45	0.12		0.23	0.35	(0.21)	(0.19)	(0.40)	15.40
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)	(0.32)	15.45
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—	(0.21)	13.80
	10/31/12		9.88	0.18		0.85	1.03	(0.16)	—	(0.16)	10.75
	10/31/11		9.40	0.15		0.48	0.63	(0.15)	—	(0.15)	9.88
	10/31/10	†	9.04	0.01		0.35	0.36	—	—	—	9.40
	9/30/10		8.23	0.15		0.80	0.95	(0.14)	—	(0.14)	9.04

82	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/15	§	5.03%[b]		$2,021,282	0.43%[c]		0.43%[c]		0.81%[c]		48%[b]
	10/31/14		9.40		1,831,047	0.45		0.44		0.81		94
	10/31/13		39.49		1,482,702	0.47		0.44		1.06		85
	10/31/12		9.55		956,314	0.48		0.45		0.90		101
	10/31/11		6.25		648,675	0.49		0.46		0.53		100
	10/31/10	†	4.37	[b]	404,053	0.58	[c]	0.54	[c]	0.13	[c]	3	[b]
	9/30/10		14.94		365,132	0.52		0.51		0.75		87
Premier Class:	4/30/15	§	4.97	[b]	165,861	0.58	[c]	0.58	[c]	0.70	[c]	48	[b]
	10/31/14		9.19		188,209	0.60		0.59		0.69		94
	10/31/13		39.32		199,759	0.62		0.59		0.94		85
	10/31/12		9.35		162,874	0.63		0.60		0.76		101
	10/31/11		6.13		151,593	0.64		0.61		0.40		100
	10/31/10	†	4.30	[b]	90,330	0.73	[c]	0.69	[c]	(0.05	)c	3	[b]
	9/30/10		14.81		46,963	0.68		0.66		0.50		87
Retirement Class:	4/30/15	§	4.93	[b]	553,352	0.68	[c]	0.68	[c]	0.57	[c]	48	[b]
	10/31/14		9.08		527,052	0.70		0.69		0.57		94
	10/31/13		39.20		558,845	0.72		0.69		0.86		85
	10/31/12		9.29		493,397	0.73		0.70		0.65		101
	10/31/11		5.96		469,155	0.74		0.71		0.30		100
	10/31/10	†	4.35	[b]	479,234	0.83	[c]	0.79	[c]	(0.11	)c	3	[b]
	9/30/10		14.64		490,390	0.77		0.76		0.50		87
Retail Class:	4/30/15	§	4.86	[b]	106,214	0.75	[c]	0.75	[c]	0.50	[c]	48	[b]
	10/31/14		8.98		104,321	0.79		0.78		0.48		94
	10/31/13		39.04		100,054	0.83		0.81		0.70		85
	10/31/12		9.09		67,848	0.87		0.85		0.51		101
	10/31/11		5.97		67,381	0.77		0.74		0.27		100
	10/31/10	†	4.37	[b]	58,724	0.83	[c]	0.79	[c]	(0.12	)c	3	[b]
	9/30/10		14.66		56,094	0.76		0.74		0.51		87

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/15	§	2.57	[b]	1,377,495	0.18	[c]	0.18	[c]	1.80	[c]	5	[b]
	10/31/14		14.82		1,284,871	0.18		0.18		1.72		7
	10/31/13		31.32		934,574	0.18		0.18		1.85		12
	10/31/12		10.93		612,990	0.19		0.19		2.00		17
	10/31/11		6.94		452,268	0.19		0.19		1.74		19
	10/31/10	†	4.08	[b]	287,199	0.28	[c]	0.22	[c]	0.81	[c]	0	[b]
	9/30/10		11.74		255,997	0.20		0.20		1.86		16
Premier Class:	4/30/15	§	2.43	[b]	78,616	0.33	[c]	0.33	[c]	1.65	[c]	5	[b]
	10/31/14		14.70		95,987	0.33		0.33		1.58		7
	10/31/13		31.14		90,567	0.33		0.33		1.73		12
	10/31/12		10.80		83,697	0.33		0.33		1.86		17
	10/31/11		6.79		83,157	0.34		0.34		1.61		19
	10/31/10	†	3.98	[b]	77,584	0.43	[c]	0.37	[c]	0.68	[c]	0	[b]
	9/30/10		11.48		55,609	0.35		0.35		1.77		16
Retirement Class:	4/30/15	§	2.38	[b]	372,778	0.43	[c]	0.43	[c]	1.55	[c]	5	[b]
	10/31/14		14.59		387,327	0.43		0.43		1.48		7
	10/31/13		30.99		392,917	0.43		0.43		1.62		12
	10/31/12		10.68		313,635	0.43		0.43		1.76		17
	10/31/11		6.71		335,015	0.44		0.44		1.50		19
	10/31/10	†	3.94	[b]	409,282	0.52	[c]	0.47	[c]	0.55	[c]	0	[b]
	9/30/10		11.52		423,195	0.45		0.45		1.60		16
Retail Class:	4/30/15	§	2.38	[b]	942,977	0.44	[c]	0.44	[c]	1.54	[c]	5	[b]
	10/31/14		14.58		917,583	0.46		0.46		1.42		7
	10/31/13		30.87		313,597	0.48		0.48		1.56		12
	10/31/12		10.62		222,461	0.49		0.49		1.69		17
	10/31/11		6.71		199,997	0.41		0.41		1.53		19
	10/31/10	†	3.98	[b]	163,749	0.44	[c]	0.39	[c]	0.64	[c]	0	[b]
	9/30/10		11.62		157,804	0.37		0.37		1.67		16

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/15	§	$10.78	$0.03		$0.15	$0.18	$(0.13)	$ —	$(0.13)	$10.83
	10/31/14		11.17	0.12		(0.43)	(0.31)	(0.08)	—	(0.08)	10.78
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—	(0.12)	11.17
	10/31/12		10.11	0.13		0.27	0.40	(0.07)	—	(0.07)	10.44
	10/31/11		11.35	0.14		(1.36)	(1.22)	—	(0.02)	(0.02)	10.11
	10/31/10	‡	10.00	0.01		1.34	1.35	—	—	—	11.35
Premier Class:	4/30/15	§	10.77	0.03		0.14	0.17	(0.12)	—	(0.12)	10.82
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—	(0.06)	10.77
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—	(0.10)	11.16
	10/31/12		10.09	0.05		0.34	0.39	(0.06)	—	(0.06)	10.42
	10/31/11		11.34	0.13		(1.36)	(1.23)	—	(0.02)	(0.02)	10.09
	10/31/10	‡	10.00	0.01		1.33	1.34	—	—	—	11.34
Retirement Class:	4/30/15	§	10.73	0.02		0.15	0.17	(0.11)	—	(0.11)	10.79
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—	(0.05)	10.73
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—	(0.10)	11.12
	10/31/12		10.08	0.11		0.26	0.37	(0.05)	—	(0.05)	10.40
	10/31/11		11.34	0.14		(1.38)	(1.24)	—	(0.02)	(0.02)	10.08
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—	—	11.34
Retail Class:	4/30/15	§	10.72	0.01		0.16	0.17	(0.09)	—	(0.09)	10.80
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—	(0.08)	11.11
	10/31/12		10.07	0.08		0.27	0.35	(0.03)	—	(0.03)	10.39
	10/31/11		11.34	0.09		(1.34)	(1.25)	—	(0.02)	(0.02)	10.07
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—	—	11.34

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/15	§	7.97	0.13		0.26	0.39	(0.28)	(0.29)	(0.57)	7.79
	10/31/14		8.44	0.30		(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—	(0.27)	8.44
	10/31/12		6.62	0.24		0.16	0.40	(0.20)	—	(0.20)	6.82
	10/31/11		7.11	0.21		(0.52)	(0.31)	(0.18)	—	(0.18)	6.62
	10/31/10	†	6.82	0.00	[d]	0.29	0.29	—	—	—	7.11
	9/30/10		6.71	0.18		0.08	0.26	(0.15)	—	(0.15)	6.82

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/15	§	9.13	0.10		(0.32)	(0.22)	(0.15)	—	(0.15)	8.76
	10/31/14		9.99	0.17		(0.84)	(0.67)	(0.19)	—	(0.19)	9.13
	10/31/13		10.19	0.20		(0.21)	(0.01)	(0.19)	—	(0.19)	9.99
	10/31/12	*	10.00	0.18		0.03	0.21	(0.02)	—	(0.02)	10.19
Premier Class:	4/30/15	§	9.11	0.10		(0.32)	(0.22)	(0.14)	—	(0.14)	8.75
	10/31/14		9.97	0.15		(0.84)	(0.69)	(0.17)	—	(0.17)	9.11
	10/31/13		10.17	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	9.97
	10/31/12	*	10.00	0.16		0.03	0.19	(0.02)	—	(0.02)	10.17
Retirement Class:	4/30/15	§	9.11	0.10		(0.33)	(0.23)	(0.12)	—	(0.12)	8.76
	10/31/14		9.96	0.14		(0.83)	(0.69)	(0.16)	—	(0.16)	9.11
	10/31/13		10.17	0.17		(0.21)	(0.04)	(0.17)	—	(0.17)	9.96
	10/31/12	*	10.00	0.17		0.02	0.19	(0.02)	—	(0.02)	10.17
Retail Class:	4/30/15	§	9.10	0.09		(0.33)	(0.24)	(0.11)	—	(0.11)	8.75
	10/31/14		9.94	0.13		(0.82)	(0.69)	(0.15)	—	(0.15)	9.10
	10/31/13		10.15	0.16		(0.21)	(0.05)	(0.16)	—	(0.16)	9.94
	10/31/12	*	10.00	0.15		0.01	0.16	(0.01)	—	(0.01)	10.15

84	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/15	§	1.79%[b]	$994,019	0.93%[c]		0.93%[c]		0.60%[c]		58%[b]
	10/31/14		(2.79)	850,536	0.95		0.95		1.10		104
	10/31/13		8.18	676,999	0.95		0.95		1.11		110
	10/31/12		4.00	596,017	0.99		0.95		1.25		115
	10/31/11		(10.78)	370,441	1.08		0.95		1.29		70
	10/31/10	‡	13.50 [b]	156,464	2.00	[c]	0.95	[c]	0.42	[c]	9	[b]
Premier Class:	4/30/15	§	1.74 [b]	10,752	1.09	[c]	1.09	[c]	0.53	[c]	58	[b]
	10/31/14		(2.91)	4,906	1.10		1.10		0.95		104
	10/31/13		7.96	4,126	1.10		1.10		0.97		110
	10/31/12		3.96	2,113	1.15		1.10		0.46		115
	10/31/11		(10.87)	7,788	1.23		1.10		1.21		70
	10/31/10	‡	(13.40)[b]	1,134	2.89	[c]	1.10	[c]	0.37	[c]	9	[b]
Retirement Class:	4/30/15	§	1.73 [b]	35,167	1.19	[c]	1.19	[c]	0.41	[c]	58	[b]
	10/31/14		(3.05)	17,678	1.20		1.20		0.84		104
	10/31/13		7.91	15,040	1.20		1.20		0.84		110
	10/31/12		3.71	10,655	1.24		1.20		1.06		115
	10/31/11		(10.96)	5,476	1.33		1.20		1.22		70
	10/31/10	‡	13.40 [b]	1,134	2.98	[c]	1.20	[c]	0.27	[c]	9	[b]
Retail Class:	4/30/15	§	1.65 [b]	6,633	1.31	[c]	1.31	[c]	0.21	[c]	58	[b]
	10/31/14		(3.19)	6,352	1.33		1.33		0.70		104
	10/31/13		7.74	6,321	1.35		1.34		0.71		110
	10/31/12		3.50	5,203	1.40		1.34		0.83		115
	10/31/11		(11.05)	4,417	1.47		1.34		0.84		70
	10/31/10	‡	13.40 [b]	2,189	2.80	[c]	1.34	[c]	(0.03)[c]		9	[b]

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/15	§	5.64 [b]	1,266,974	0.43	[c]	0.43	[c]	3.37	[c]	38	[b]
	10/31/14		1.28	1,030,084	0.46		0.43		3.70		71
	10/31/13		28.75	821,836	0.47		0.47		3.12		110
	10/31/12		6.33	636,659	0.51		0.51		3.69		81
	10/31/11		(4.51)	536,415	0.53		0.53		2.97		92
	10/31/10	†	4.25 [b]	536,717	0.66	[c]	0.55	[c]	0.17	[c]	10	[b]
	9/30/10		3.88	518,371	0.53		0.53		2.74		146

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/15	§	(2.32)[b]	260,634	0.74	[c]	0.74	[c]	2.44	[c]	83	[b]
	10/31/14		(6.80)	234,559	0.74		0.74		1.70		169
	10/31/13		(0.05)	237,218	0.74		0.74		2.03		162
	10/31/12	*	2.09 [b]	244,856	0.86	[c]	0.75	[c]	1.80	[c]	65	[b]
Premier Class:	4/30/15	§	(2.35)[b]	4,417	0.89	[c]	0.89	[c]	2.24	[c]	83	[b]
	10/31/14		(6.95)	3,944	0.89		0.89		1.55		169
	10/31/13		(0.16)	4,088	0.90		0.90		1.87		162
	10/31/12	*	1.88 [b]	2,568	1.11	[c]	0.90	[c]	1.59	[c]	65	[b]
Retirement Class:	4/30/15	§	(2.40)[b]	12,946	0.99	[c]	0.99	[c]	2.22	[c]	83	[b]
	10/31/14		(7.06)	11,352	0.99		0.99		1.44		169
	10/31/13		(0.28)	13,548	0.99		0.99		1.74		162
	10/31/12	*	1.87 [b]	11,290	1.13	[c]	1.00	[c]	1.65	[c]	65	[b]
Retail Class:	4/30/15	§	(2.55)[b]	6,992	1.12	[c]	1.12	[c]	2.08	[c]	83	[b]
	10/31/14		(7.02)	6,502	1.13		1.13		1.31		169
	10/31/13		(0.49)	6,872	1.16		1.14		1.58		162
	10/31/12	*	1.64 [b]	6,149	1.31	[c]	1.14	[c]	1.52	[c]	65	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/15	§	$10.81	$0.07		$1.05	$1.12	$(0.15)	$ —	$(0.15)	$11.78
	10/31/14		11.50	0.17		(0.67)	(0.50)	(0.19)	—	(0.19)	10.81
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—	(0.17)	11.50
	10/31/12		8.14	0.18		0.88	1.06	(0.14)	—	(0.14)	9.06
	10/31/11		9.41	0.16		(1.35)	(1.19)	(0.08)	—	(0.08)	8.14
	10/31/10†		8.95	0.00	[d]	0.46	0.46	—	—	—	9.41
	9/30/10		8.06	0.11		0.90	1.01	(0.12)	—	(0.12)	8.95
Premier Class:	4/30/15	§	10.78	0.05		1.06	1.11	(0.14)	—	(0.14)	11.75
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—	(0.17)	10.78
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—	(0.16)	11.46
	10/31/12		8.12	0.15		0.90	1.05	(0.13)	—	(0.13)	9.04
	10/31/11		9.40	0.14		(1.34)	(1.20)	(0.08)	—	(0.08)	8.12
	10/31/10†		8.93	0.00	[d]	0.47	0.47	—	—	—	9.40
	9/30/10		8.06	0.13		0.85	0.98	(0.11)	—	(0.11)	8.93
Retirement Class:	4/30/15	§	11.15	0.05		1.10	1.15	(0.12)	—	(0.12)	12.18
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—	(0.16)	11.15
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—	(0.15)	11.85
	10/31/12		8.37	0.16		0.91	1.07	(0.11)	—	(0.11)	9.33
	10/31/11		9.68	0.14		(1.39)	(1.25)	(0.06)	—	(0.06)	8.37
	10/31/10	†	9.20	0.00	[d]	0.48	0.48	—	—	—	9.68
	9/30/10		8.29	0.09		0.92	1.01	(0.10)	—	(0.10)	9.20
Retail Class:	4/30/15	§	7.36	0.03		0.72	0.75	(0.13)	—	(0.13)	7.98
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—	(0.16)	7.36
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—	(0.15)	7.89
	10/31/12		5.68	0.10		0.61	0.71	(0.12)	—	(0.12)	6.27
	10/31/11		6.59	0.09		(0.93)	(0.84)	(0.07)	—	(0.07)	5.68
	10/31/10	†	6.27	0.00	[d]	0.32	0.32	—	—	—	6.59
	9/30/10		5.69	0.06		0.63	0.69	(0.11)	—	(0.11)	6.27

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/15	§	10.45	0.06		0.89	0.95	(0.10)	—	(0.10)	11.30
	10/31/14		10.89	0.13		(0.53)	(0.40)	(0.04)	—	(0.04)	10.45
	10/31/13	^	10.00	0.06		0.83	0.89	—	—	—	10.89
Premier Class:	4/30/15	§	10.43	0.05		0.90	0.95	(0.09)	—	(0.09)	11.29
	10/31/14		10.87	0.11		(0.52)	(0.41)	(0.03)	—	(0.03)	10.43
	10/31/13	^	10.00	0.08		0.79	0.87	—	—	—	10.87
Retirement Class:	4/30/15	§	10.42	0.05		0.89	0.94	(0.08)	—	(0.08)	11.28
	10/31/14		10.87	0.10		(0.52)	(0.42)	(0.03)	—	(0.03)	10.42
	10/31/13	^	10.00	0.06		0.81	0.87	—	—	—	10.87
Retail Class:	4/30/15	§	10.41	0.04		0.89	0.93	(0.07)	—	(0.07)	11.27
	10/31/14		10.86	0.10		(0.53)	(0.43)	(0.02)	—	(0.02)	10.41
	10/31/13	^	10.00	0.06		0.80	0.86	—	—	—	10.86

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
§	Unaudited
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.
‡	The Fund commenced operations on August 31, 2010.
*	The Fund commenced operations on November 1, 2011.
^	The Fund commenced operations on April 12, 2013.

86	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

					Ratios and supplemental data
	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/15	§	10.57%[b]		$2,888,241	0.50%[c]		0.50%[c]		1.21%[c]		37%[b]
	10/31/14		(4.43)		2,398,855	0.51		0.51		1.51		85
	10/31/13		29.29		2,059,286	0.51		0.51		1.95		130
	10/31/12		13.36		1,644,055	0.52		0.52		2.16		98
	10/31/11		(12.76)		1,092,168	0.53		0.53		1.69		107
	10/31/10	†	5.14	[b]	841,417	0.57	[c]	0.57	[c]	0.39	[c]	8	[b]
	9/30/10		12.62		785,755	0.53		0.53		1.36		119
Premier Class:	4/30/15	§	10.43	[b]	256,999	0.65	[c]	0.65	[c]	0.95	[c]	37	[b]
	10/31/14		(4.50)		282,958	0.66		0.66		1.37		85
	10/31/13		28.96		292,438	0.66		0.66		1.78		130
	10/31/12		13.21		260,341	0.67		0.67		1.78		98
	10/31/11		(12.93)		218,288	0.68		0.68		1.50		107
	10/31/10	†	5.26	[b]	178,553	0.72	[c]	0.72	[c]	0.55	[c]	8	[b]
	9/30/10		12.32		90,273	0.68		0.68		1.55		119
Retirement Class:	4/30/15	§	10.46	[b]	755,716	0.75	[c]	0.75	[c]	0.96	[c]	37	[b]
	10/31/14		(4.62)		702,668	0.76		0.76		1.29		85
	10/31/13		28.97		862,960	0.76		0.76		1.68		130
	10/31/12		13.06		716,864	0.78		0.78		1.92		98
	10/31/11		(13.03)		754,251	0.78		0.78		1.43		107
	10/31/10	†	5.22	[b]	1,105,129	0.82	[c]	0.82	[c]	0.12	[c]	8	[b]
	9/30/10		12.28		1,124,555	0.78		0.78		1.07		119
Retail Class:	4/30/15	§	10.36	[b]	335,219	0.84	[c]	0.84	[c]	0.85	[c]	37	[b]
	10/31/14		(4.77)		309,488	0.85		0.85		1.18		85
	10/31/13		28.75		328,367	0.88		0.88		1.59		130
	10/31/12		12.93		266,770	0.92		0.92		1.74		98
	10/31/11		(12.96)		258,283	0.79		0.79		1.42		107
	10/31/10	†	5.10	[b]	314,977	0.80	[c]	0.80	[c]	0.17	[c]	8	[b]
	9/30/10		12.28		301,044	0.72		0.72		1.12		119

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/15	§	9.26	[b]	1,188,692	0.64	[c]	0.64	[c]	1.10	[c]	22	[b]
	10/31/14		(3.59)		1,041,194	0.64		0.64		1.23		46
	10/31/13	^	8.80	[b]	778,178	0.80	[c]	0.70	[c]	0.96	[c]	35	[b]
Premier Class:	4/30/15	§	9.18	[b]	1,142	0.81	[c]	0.81	[c]	0.93	[c]	22	[b]
	10/31/14		(3.77)		1,046	0.81		0.81		1.05		46
	10/31/13	^	8.70	[b]	1,087	1.00	[c]	0.85	[c]	1.39	[c]	35	[b]
Retirement Class:	4/30/15	§	9.09	[b]	6,474	0.89	[c]	0.89	[c]	0.93	[c]	22	[b]
	10/31/14		(3.88)		4,128	0.90		0.90		0.97		46
	10/31/13	^	8.70	[b]	2,675	1.08	[c]	0.95	[c]	1.06	[c]	35	[b]
Retail Class:	4/30/15	§	9.04	[b]	2,729	1.00	[c]	1.00	[c]	0.72	[c]	22	[b]
	10/31/14		(3.96)		2,517	0.97		0.97		0.95		46
	10/31/13	^	8.60	[b]	1,560	1.10	[c]	1.00	[c]	1.13	[c]	35	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	87

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund and the International Opportunities Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts

88	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds expect to adopt the Update for the October 31, 2015 annual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited, to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2015, the Emerging Markets Equity Fund and the International Opportunities Fund had transfers from Level 2 to Level 3 due to the lack of recent market transactions, of $6.0 million and $18.3 million, respectively.

As of April 30, 2015, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	89

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$157,418,984	$786,743	$—	$158,205,727
All other equity investments*	1,661,844,287	—	—	1,661,844,287
Short-term investments	36,392,432	—	—	36,392,432
Written options**	(82,863)	—	—	(82,863)
Total	$1,855,572,840	$786,743	$—	$1,856,359,583
Growth & Income
Equity investments:
Consumer discretionary	$876,059,185	$8,140,625	$—	$884,199,810
Consumer staples	424,246,843	52,118,295	—	476,365,138
Financials	571,514,320	24,682,778	—	596,197,098
Health care	663,912,291	71,361,111	—	735,273,402
Information technology	1,140,190,266	23,301,737	—	1,163,492,003
Materials	98,438,816	31,629,562	—	130,068,378
All other equity investments*	952,465,984	—	—	952,465,984
Short-term investments	105,709,662	4,899,960	—	110,609,622
Purchased options**	90,800	—	—	90,800
Written options**	(659,055)	—	—	(659,055)
Total	$4,831,969,112	$216,134,068	$—	$5,048,103,180
Large-Cap Growth
Equity investments:
Consumer discretionary	$620,429,577	$9,019,848	$—	$629,449,425
Information technology	1,117,826,987	21,299,314	—	1,139,126,301
All other equity investments*	1,287,219,610	—	—	1,287,219,610
Short-term investments	41,659,517	64,198,652	—	105,858,169
Total	$3,067,135,691	$94,517,814	$—	$3,161,653,505
Large-Cap Value
Equity investments:
Consumer discretionary	$502,585,948	$30,352,503	$—	$532,938,451
Consumer staples	287,847,539	33,170,065	—	321,017,604
Financials	1,483,219,881	16,354,373	—	1,499,574,254
Health care	732,066,908	34,704,501	—	766,771,409
Industrials	515,365,581	16,338,745	7,267	531,711,593
Materials	198,013,684	34,257,437	—	232,271,121
All other equity investments*	1,652,992,417	—	—	1,652,992,417
Short-term investments	82,233,051	74,599,467	—	156,832,518
Total	$5,454,325,009	$239,777,091	$7,267	$5,694,109,367
Mid-Cap Growth
Equity investments*	$1,841,889,932	$—	$—	$1,841,889,932
Short-term investments	103,286,019	10,000,000	—	113,286,019
Purchased options**	386,400	—	—	386,400
Written options**	(207,900)	—	—	(207,900)
Total	$1,945,354,451	$10,000,000	$—	$1,955,354,451
Mid-Cap Value
Equity investments:
Energy	$520,238,000	$18,242,680	$—	$538,480,680
Financials	1,560,516,191	16,712,996	—	1,577,229,187
Health care	595,584,429	46,001,923	—	641,586,352
All other equity investments*	2,547,637,376	—	—	2,547,637,376
Short-term investments	86,135,331	—	—	86,135,331
Total	$5,310,111,327	$80,957,599	$—	$5,391,068,926
Small-Cap Equity
Equity investments*	$2,838,188,976	$—	$—	$2,838,188,976
Short-term investments	135,241,278	14,999,355	—	150,240,633
Total	$2,973,430,254	$14,999,355	$—	$2,988,429,609
Social Choice Equity
Equity investments*	$2,763,042,442	$—	$—	$2,763,042,442
Short-term investments	—	33,934,588	—	33,934,588
Total	$2,763,042,442	$33,934,588	$—	$2,796,977,030

90	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$76,416,108	$—	$76,416,108
Asia	19,955,042	615,951,374	6,182,271	642,088,687
Europe	2,616,622	44,957,694	—	47,574,316
Latin America	—	137,784,174	—	137,784,174
All other equity investments*	18,846,690	115,949,621	—	134,796,311
Corporate bonds	—	—	507,540	507,540
Short-term investments	45,222,204	—	—	45,222,204
Total	$86,640,558	$991,058,971	$6,689,811	$1,084,389,340
Enhanced International Equity Index
Equity investments:
Asia	$—	$320,342,913	$—	$320,342,913
Australasia	—	99,708,551	—	99,708,551
Europe	16,317,803	674,609,823	—	690,927,626
All other equity investments*	6,033,376	131,244,142	—	137,277,518
Short-term investments	92,874,865	5,699,955	—	98,574,820
Futures**	(201,295)	—	—	(201,295)
Total	$115,024,749	$1,231,605,384	$—	$1,346,630,133
Global Natural Resources
Equity investments:
Asia	$—	$6,241,326	$—	$6,241,326
Australasia	—	24,823,152	—	24,823,152
Europe	—	49,408,536	—	49,408,536
Latin America	7,088,691	—	—	7,088,691
North America	123,671,264	28,391,947	—	152,063,211
All other equity investments*	1,200,282	39,904,713	—	41,104,995
Short-Term Investments	20,429,816	—	—	20,429,816
Total	$152,390,053	$148,769,674	$—	$301,159,727
International Equity
Equity investments:
Asia	$—	$1,025,574,540	$—	$1,025,574,540
Europe	—	3,076,832,001	—	3,076,832,001
All other equity investments*	—	81,171,909	—	81,171,909
Short-term investments	427,095,997	14,999,865	—	442,095,862
Total	$427,095,997	$4,198,578,315	$—	$4,625,674,312
International Opportunities
Equity investments:
Asia	$13,030,224	$374,339,362	$18,272,978	$405,642,564
Australasia	—	30,299,683	—	30,299,683
Europe	—	516,289,652	1,596	516,291,248
North America	12,045,334	107,309,357	—	119,354,691
All other equity investments*	—	103,175,368	—	103,175,368
Short-term investments	67,390,040	18,299,835	—	85,689,875
Total	$92,465,598	$1,149,713,257	$18,274,574	$1,260,453,429
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options are not reflected in the Summary portfolio of investments.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	91

Notes to financial statements (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
securities
Emerging Markets Equity Fund
Balance as of October 31, 2014	$709,422
Change in unrealized appreciation/depreciation	(43,132)
Transfers into Level 3	6,023,521
Balance as of April 30, 2015	$6,689,811
International Opportunities Fund
Balance as of October 31, 2014	$1,781
Change in unrealized appreciation/depreciation	(185)
Transfers into Level 3	18,272,978
Balance as of April 30, 2015	$18,274,574

The following table summarizes the significant unobservable inputs used to value Level 3 investments as of April 30, 2015:

	Fair value at	Valuation
Fund	4/30/2015	technique
Emerging Markets Equity
Investments in securities		Recent market
Common stocks	$6,689,811	transaction	†#
International Opportunities
Investments in securities		Recent market
Common stocks	$18,274,574	transaction	†#
†	Recent market transaction refers to the most recent known market transaction.
#	No quantitative unobservable inputs were significant to the fair value determination.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2015, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Enhanced Large-Cap Value Index Fund
Equity contracts			Written options	$(82,863)
Growth & Income Fund
Equity contracts	Portfolio investments	$90,800
Equity contracts			Written options	(659,055)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	386,400
Equity contracts			Written options	(207,900)
Enhanced International Equity Index Fund
Equity contracts			Futures*	(201,295)
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss )	(depreciation )
Enhanced Large-Cap Value Index Fund
Equity contracts	Purchased options	$ (84,842)
Equity contracts	Written options	1,065,209	$ (88,295)
Growth & Income Fund
Equity contracts	Purchased options	(448,737)	209,545
Equity contracts	Written options	4,409,214	(144,519)
Large-Cap Growth Fund
Equity contracts	Purchased options	(40,814)	—
Equity contracts	Written options	60,950	—
Mid-Cap Growth Fund
Equity contracts	Purchased options	(374,907)	924,930
Equity contracts	Written options	4,521,611	275,140
Small-Cap Equity Fund
Equity contracts	Futures transactions	664,208	(972,153)
Enhanced International Equity Index Fund
Equity contracts	Futures transactions	415,583	(368,048)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2015, the Small-Cap Equity Fund and the Enhanced International Equity Index Fund, had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2015, the Enhanced International Equity Index Fund held the following open futures contracts:

	Number of	Settlement	Expiration	Unrealized
Futures	contracts	value	date	gain (loss)
MSCI EAFE Mini Index	100	$9,471,000	6/19/14	$(201,295)

92	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2015, the Enhanced Large-Cap Value Index Fund, the Growth & Income Fund, the Large-Cap Growth Fund and the Mid-Cap Growth Fund had exposure to options, based on underlying nominal values, generally between 0% and 3% of net assets.

The following funds had purchased options outstanding as of April 30, 2015:

	Number of contracts	Value
Growth & Income Fund
Celgene Corp, Call, 5/8/15 at $109	300	$66,600
Eaton Corp, Put, 5/1/15 at $67	200	2,000
Oracle Corp, Put, 5/8/15 at $44	300	19,200
USG Corp, Call, 5/15/15 at $28	200	3,000
Total	1,000	$90,800
Mid-Cap Growth Fund
Expedia, Inc., Put, 5/1/15 at $97	700	$386,400

Written options outstanding as of April 30, 2015 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Actavis plc, Put, 5/1/15 at $285	5	$(1,415)
Best Buy Co, Inc., Put, 5/1/15 at $35.99	100	(12,500)
Biogen, Inc., Put, 5/1/15 at $370	5	(875)
Biogen, Inc., Put, 5/1/15 at $380	10	(11,000)
Biogen, Inc., Put, 5/1/15 at $390	6	(9,060)
Celgene Corp, Call, 5/1/15 at $122	20	(40)
Celgene Corp, Put, 5/1/15 at $108	35	(1,435)
Celgene Corp, Put, 5/1/15 at $111	40	(14,080)
Gamestop Corp, Put, 5/1/15 at $39	50	(1,750)
GoPro, Inc., Call, 5/1/15 at $52.5	68	(408)
GoPro, Inc., Put, 5/1/15 at $49.5	30	(150)
Perrigo Co plc, Call, 5/15/15 at $210	170	(21,250)
Perrigo Co plc, Put, 5/15/15 at $180	20	(8,800)
Vmware, Inc., Call, 5/1/15 at $91	20	(100)
Total	579	$(82,863)
Growth & Income Fund
AMC Networks, Inc., Call, 5/15/15 at $85	230	$(6,325)
AMC Networks, Inc., Put, 5/15/15 at $70	230	(13,110)
Ameriprise Financial, Inc., Call, 5/15/15 at $140	200	(1,400)
Apple, Inc., Call, 5/1/15 at $142	200	(200)
Apple, Inc., Put, 5/1/15 at $125	200	(13,000)
Number of contracts		Value
Growth & Income Fund (continued)
Autodesk, Inc., Put, 5/15/15 at $55	300	$(20,400)
Biogen, Inc., Call, 5/8/15 at $400	70	(5,950)
Biogen, Inc., Call, 5/8/15 at $405	60	(3,450)
Biogen, Inc., Put 5/1/15 at $390	100	(151,000)
Biogen, Inc., Put 5/1/15 at $400	30	(85,200)
Caesarstone Sdot-Yam Ltd., Put, 5/15/15 at $55	300	(21,600)
Cavium, Inc., Put, 5/15/15 at $60	230	(12,650)
Celgene Corp, Call, 5/8/15 at $122	400	(6,000)
Celgene Corp, Put, 5/8/15 at $100	400	(24,800)
Coca-Cola Enterprises, Inc., Call, 5/15/15 at $48	300	(4,800)
Coca-Cola Enterprises, Inc., Put, 5/15/15 at $43	300	(9,750)
Eaton Corp, plc., Call, 5/1/15 at $71	200	(1,600)
Eaton Corp, plc., Put, 5/1/15 at $65	200	(1,600)
Facebook, Inc., Put, 5/1/15 at $80.5	200	(39,600)
Fortinet, Inc., Call, 5/15/15 at $38	300	(27,000)
Google, Inc., Call, 5/1/15 at $575	60	(240)
Grubhub, Inc., Put, 5/15/15 at $40	400	(29,200)
Harman International Industries, Put, 5/15/15 at $115	130	(4,550)
Hershey Co, The, Put, 5/15/15 at $90	200	(12,800)
Hershey Co, The, Put, 5/15/15 at $95	130	(46,800)
Illinois Tool Works, Inc., Put, 5/15/15 at $92.5	160	(14,400)
Illinois Tool Works, Inc., Put, 5/15/15 at $95	40	(8,680)
Kansas City Southern, Put, 5/1/15 at $102	200	(6,500)
Lazard Ltd., Call, 5/15/15 at $60	300	(3,000)
Manhattan Associates, Inc., Put, 5/15/15 at $50	400	(15,600)
Mastercard, Inc., Call, 5/1/15 at $94	100	(500)
Mastercard, Inc., Call, 5/1/15 at $95	100	(1,000)
Mastercard, Inc., Put, 5/1/15 at $87	200	(1,200)
Mylan NV, Call, 5/1/15 at $75	200	(8,000)
Mylan NV, Put, 5/1/15 at $70	200	(5,600)
Netflix, Inc., Call, 5/1/15 at $590	30	(150)
Norwegian Cruise Line Holdings, Put, 5/15/15 at $45	400	(22,000)
NXP Semiconductors NV, Call, 5/15/15 at $105	300	(9,000)
NXP Semiconductors NV, Call, 5/15/15 at $115	200	(200)
O’Reilly Automotive, Inc., Call, 5/15/15 at $230	100	(4,200)
Salesforce.com, Inc., Call, 5/8/14 at $78	200	(15,800)
Twitter, Inc., Call, 5/1/15 at $60	200	(200)
Total	8,700	$(659,055)
Mid-Cap Growth Fund
Expedia, Inc., Call, 5/1/15 at $103	700	$(60,900)
Expedia, Inc., Put, 5/1/15 at $90	700	(147,000)
Total	1,400	$(207,900)

Transactions in written options and related premiums received during the period ended April 30, 2015, were as follows:

Number of contracts		Premiums
Enhanced Large-Cap Value Index Fund
Outstanding at beginning of period	987	148,324
Written	18,682	1,592,749
Purchased	—	—
Exercised	(6,530)	(557,630)
Expired	(12,560)	(1,065,209)
Outstanding at end of period	579	118,234
Growth & Income Fund
Outstanding at beginning of period	6,300	543,307
Written	120,630	5,947,898
Purchased	(19,010)	(1,184,051)
Exercised	(23,457)	(1,329,605)
Expired	(75,763)	(3,438,006)
Outstanding at end of period	8,700	539,543

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	93

Notes to financial statements (unaudited)

	Number of contracts	Premiums
Large-Cap Growth Fund
Outstanding at beginning of period	—	—
Written	1,469	205,574
Purchased	—	—
Exercised	(754)	(144,625)
Expired	(715)	(60,949)
Outstanding at end of period	—	—
Mid-Cap Growth Fund
Outstanding at beginning of period	9,228	2,235,418
Written	55,320	7,468,607
Purchased	(7,650)	(285,796)
Exercised	(26,144)	(4,627,889)
Expired	(29,354)	(4,566,652)
Outstanding at end of period	1,400	223,688

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2015, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

			Investment
	Investment		management
	management		fee—effective	Service
	fee range		rate	agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund				Class	Class	Class	Class	Class	Class	Class
Enhanced Large-Cap Growth Index*	0.15%–0.35%[a]		0.33%	—%	—%	—%	0.40%	—%	—%	—%
Enhanced Large-Cap Value Index*	0.15–0.35	[a]	0.33	—	—	—	0.40	—	—	—
Growth & Income*	0.33–0.45	[b]	0.41	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Large-Cap Growth*	0.33–0.45	[b]	0.43	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Large-Cap Value*	0.33–0.45	[b]	0.41	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Mid-Cap Growth*	0.32–0.48	[c]	0.44	0.25	0.15	0.25	0.55	0.70	0.80	0.94
Mid-Cap Value*	0.32–0.48	[c]	0.41	0.25	0.15	0.25	0.55	0.70	0.80	0.94
Small-Cap Equity*	0.30–0.46	[d]	0.41	0.25	0.15	0.25	0.53	0.68	0.78	0.92
Social Choice Equity	0.15		0.15	0.25	0.15	0.25	0.22	0.37	0.47	0.61
Emerging Markets Equity*	0.73–0.85	[e]	0.85	0.25	0.15	0.25	0.95	1.10	1.20	1.34
Enhanced International Equity Index*	0.20–0.40	[f]	0.39	—	—	—	0.50	—	—	—
Global Natural Resources*	0.53–0.65[g]		0.65	0.25	0.15	0.25	0.75	0.90	1.00	1.14
International Equity*	0.38–0.50	[h]	0.47	0.25	0.15	0.25	0.60	0.75	0.85	0.99
International Opportunities*	0.48–0.60	[i]	0.60	0.25	0.15	0.25	0.70	0.85	0.95	1.09

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Prior to March 1, 2015, the investment management fee range for the Enhanced Large-Cap Growth Index Fund and the Enhanced Large-Cap Value Index Fund was 0.20%–0.35% of average daily net assets.
[b]	Prior to March 1, 2015, the investment management fee range for the Growth & Income Fund, the Large-Cap Growth Fund, and the Large-Cap Value Fund was 0.39%–0.45% of average daily net assets.
[c]	Prior to March 1, 2015, the investment management fee range for the Mid-Cap Growth Fund and the Mid-Cap Value Fund was 0.38%–0.48% of average daily net assets.
[d]	Prior to March 1, 2015, the investment management fee range for the Small-Cap Equity Fund was 0.36%–0.46% of average daily net assets.
[e]	Prior to March 1, 2015, the investment management fee range for the Emerging Markets Equity Fund was 0.79%–0.85% of average daily net assets.
[f]	Prior to March 1, 2015, the investment management fee range for the Enhanced International Equity Index Fund was 0.25%–0.40% of average daily net assets.
[g]	Prior to March 1, 2015, the investment management fee range for the Global Natural Resources Fund was 0.59%–0.65% of average daily net assets.
[h]	Prior to March 1, 2015, the investment management fee range for the International Equity Fund was 0.44%–0.50% of average daily net assets.
[i]	Prior to March 1, 2015, the investment management fee range for the International Opportunities Fund was 0.54%–0.60% of average daily net assets.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2016. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

94	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

As of April 30, 2015, TIAA, an affiliate, invested in the Emerging Markets Equity Fund, the Global Natural Resources Fund and the International Opportunities Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2015:

			TIAA-CREF
	TIAA-CREF	TIAA-CREF	Managed
Underlying Fund	Lifecycle Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	95%	1%	3%	—%	99%
Enhanced Large-Cap Value Index	95	1	3	—	99
Growth & Income	33	1	1	5	40
Large-Cap Growth	62	1	2	2	67
Large-Cap Value	32	1	1	7	41
Mid-Cap Growth	5	—	—	9	14
Mid-Cap Value	1	—	—	9	10
Small-Cap Equity	27	—	1	7	35
Social Choice Equity	—	—	—	2	2
Emerging Markets Equity	83	2	3	—	88
Enhanced International Equity Index	95	1	3	—	99
Global Natural Resources	83	1	3	—	87
International Equity	30	1	1	7	39
International Opportunities	94	2	3	—	99

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2015, three 529 Plans owned 8%, 6% and 8%, respectively, of the International Equity Fund and one 529 Plan owned 5% of the Social Choice Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at		Purchase	Sales	Realized		Dividend	Withholding	Shares at		Value at
Issue	October 31, 2014		cost	proceeds	gain (loss	)	income	expense	April 30, 2015		April 30, 2015
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$262,541,188		$—	$180,308,137	$—		$—	$—	—	*	$—
Mid-Cap Growth Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	163,569,035		40,491,899	204,060,934	—		—	—	—	*	—
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	234,863,780		23,573,551	123,195,052	—		—	—	—	*	—
International Equity Fund
Ceat Ltd	—	**	31,045,961	—	—		—	—	2,160,298		25,856,433
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	—	**	403,291,944	40,680,507	—		—	—	427,095,997		427,095,997
	$—	**	$434,337,905	$40,680,507	$—		$—	$—	429,256,295		$452,952,430

*	Not an affiliate as of April 30, 2015.
**	Not an affiliate as of October 31, 2014.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	95

Notes to financial statements (unaudited)

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	Cost	appreciation	depreciation	(depreciation	)
Enhanced Large-Cap Growth Index	$1,647,774,071	$349,839,380	$(16,643,654)	$333,195,726
Enhanced Large-Cap Value Index	1,499,208,835	366,076,998	(8,843,387)	357,233,611
Growth & Income	4,023,463,981	1,060,004,300	(34,706,046)	1,025,298,254
Large-Cap Growth	2,456,969,511	730,240,881	(25,556,887)	704,683,994
Large-Cap Value	4,623,316,621	1,124,670,367	(53,877,621)	1,070,792,746
Mid-Cap Growth	1,633,916,520	353,822,792	(32,176,961)	321,645,831
Mid-Cap Value	3,956,878,703	1,497,382,338	(63,192,115)	1,434,190,223
Small-Cap Equity	2,627,968,335	446,562,714	(86,101,440)	360,461,274
Social Choice Equity	2,060,111,301	762,503,208	(25,637,479)	736,865,729
Emerging Markets Equity	952,238,517	157,958,890	(25,808,067)	132,150,823
Enhanced International Equity Index	1,228,684,204	145,452,264	(27,305,040)	118,147,224
Global Natural Resources	287,886,826	18,175,410	(4,902,509)	13,272,901
International Equity	4,159,746,453	568,942,012	(103,014,153)	465,927,859
International Opportunities	1,085,725,178	214,339,822	(39,611,571)	174,728,251

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2015 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Enhanced Large-Cap Growth Index	$1,341,936,144	$1,271,152,133
Enhanced Large-Cap Value Index	795,622,792	719,343,688
Growth & Income	2,502,955,791	2,485,883,659
Large-Cap Growth	1,362,013,068	1,300,053,327
Large-Cap Value	1,799,615,568	1,811,681,791
Mid-Cap Growth	1,058,073,971	993,854,108
Mid-Cap Value	1,090,088,117	1,057,855,235
Small-Cap Equity	1,419,088,088	1,318,885,064
Social Choice Equity	187,692,963	148,335,808
Emerging Markets Equity	692,502,690	537,837,608
Enhanced International Equity Index	611,551,294	424,194,491
Global Natural Resources	256,778,251	218,038,424
International Equity	1,630,800,268	1,431,183,054
International Opportunities	293,266,509	235,444,120

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2014 was as follows:

	10/31/2014
	Ordinary	Long-term
Fund	income	capital gains	Total
Enhanced Large-Cap Growth Index	$63,413,543	$56,511,893	$119,925,436
Enhanced Large-Cap Value Index	59,006,781	58,186,006	117,192,787
Growth & Income	198,557,773	236,616,500	435,174,273
Large-Cap Growth	71,700,855	91,860,710	163,561,565
Large-Cap Value	220,906,906	141,919,008	362,825,914
Mid-Cap Growth	54,634,316	175,143,249	229,777,565
Mid-Cap Value	99,786,937	217,289,167	317,076,104
Small-Cap Equity	114,789,879	95,559,160	210,349,039
Social Choice Equity	23,573,030	16,686,581	40,259,611
Emerging Markets Equity	4,977,242	—	4,977,242
Enhanced International Equity Index	28,489,144	30,786,587	59,275,731
Global Natural Resources	4,437,392	—	4,437,392
International Equity	54,705,424	—	54,705,424
International Opportunities	3,288,501	—	3,288,501

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2015, the Funds did not have any in-kind purchase or in-kind redemption transactions.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory

96	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent events

Advisors has agreed to implement a voluntary waiver reducing Large-Cap Value Fund, Mid-Cap Value Fund, and International Equity Fund’s management fee breakpoint schedule by an additional 0.03%, 0.05%, and 0.01%, respectively, for one year effective May 1, 2015. During this one-year period, the fee range paid to Advisors will be 0.30% to 0.42%, 0.27% to 0.43%, and 0.37% to 0.49%, respectively, of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

TIAA-CREF Funds: Equity Funds ■ 2015 Semiannual Report	97

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related

98	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties:

managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2014, and expected this trend to continue. The

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Renewal of investment management agreement (unaudited)

Board recognized TAI’s amendment of the Agreement for the actively-managed Funds with management fee rates that included contractual “breakpoints” (that is, the Fund asset levels at which additional assets would cause management fee rates to be lower) to permanently decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level as of March 1, 2015. The Board also recognized TAI’s one-year, voluntary reduction of the management fee rate by an additional 0.05% for the Mid-Cap Value Fund, 0.03% for the Large-Cap Value Fund and 0.01% for the International Equity Fund starting May 1, 2015. The Board concluded that the profits earned by TAI in 2014 on its services to each Fund were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee breakpoints on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. The Board also considered TAI’s implementation of permanent, contractual advisory fee rate reductions on certain of the actively-managed Funds with breakpoints, as previously noted above, starting on March 1, 2015. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies and separately managed accounts. In the future, TAI may manage institutional client assets through unregistered commingled funds or additional separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies and the other accounts that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts and the Life Funds. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the

100	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedules. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

Enhanced Large-Cap Growth Index

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.327% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund did not have a group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”). The Fund was in the 3rd, 4th and 3rd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	Adam Cao and James Johnson were named co-portfolio managers of the Fund in November 2014.

Enhanced Large-Cap Value Index

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.328% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.421% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 3rd, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.435% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 2nd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	Terrance Kontos was added as a co-portfolio manager of the Fund in March 2014.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.418% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint

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Renewal of investment management agreement (unaudited)

schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.03% for one year effective May 1, 2015.
•	The Fund’s total expenses and actual management fee were each in the 2nd quintile and the contractual management fee was in the 1st quintile of its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 3rd, 2nd and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 2 out of 3 within its Performance Group for the ten-year period. The Fund was in the 3rd, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.446% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.413% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.05% for one year effective May 1, 2015.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 3rd, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate is 0.46% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.414% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 2nd, 1st and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 2nd, and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate is 0.85% of average daily net assets with breakpoints. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.

102	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group. The Fund’s total expenses and contractual management fee were each in the 1st quintile and the actual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 5th and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 5th and 4th quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.40% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.398% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fee ranked 1 out of 5 within its Expense Group. The Fund’s contractual management fee ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 2 out of 3, 3 out of 3 and 2 out of 3 of the funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate is 0.65% of average daily net assets with breakpoints. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group. The Fund’s contractual management fee and total expenses were each in the 1st quintile and the actual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd and 4th quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 2nd and 3rd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.479% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.01% for one year effective May 1, 2015.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd, 3rd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate is 0.60% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.599% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th and 5th quintiles of its Performance Group for the one-year and since inception periods, respectively. The Fund was in the 5th quintile of its Performance Universe for each of the one-year and since inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

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Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index, the Russell 1000 Growth Index, the Russell Midcap® Growth Index and the Russell Midcap Value Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of the use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Growth & Income Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Growth & Income Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these funds, owners of these funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

104	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

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How to reach us

TIAA-CREF website

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Automated telephone service

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For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2015 Semiannual Report

TIAA-CREF Funds

Equity Index Funds

April 30, 2015

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

TIAA-CREF Market Monitor

International stocks outperform, and growth outshines value in U.S.

Both domestic and international markets experienced volatility during the six months ending April 30, 2015. Markets reacted to fluctuating oil prices, shifting interest rate forecasts and new economic reports. While some countries abroad witnessed renewed growth, economic data in the United States was mixed. For the period, international stocks outperformed domestic equities, and growth stocks beat their value counterparts, collectively, reversing the trend in last year’s same semiannual cycle. The MSCI EAFE Index, a measure of 21 global developed markets outside North America, returned 6.8%. However, the strength of the U.S. dollar, which gained nearly 12% over the euro and almost 7% versus the Japanese yen, was a drag on the EAFE when converted to U.S.-dollar-based returns. The EAFE rose 14.4% in local currency terms; more than half of its country components achieved double-digit gains.

The Russell 3000® Index, a broad-based measure of the U.S. stock market, returned 4.7%. Growth stocks returned 6.6%, beating value equities by more than three and three-quarters percentage points. Mid-cap stocks beat large and small caps, returning 5.9%, 4.8% and 4.7%, respectively. Smaller-cap stocks are riskier but can offer higher potential long-term returns. The Russell Midcap® Index represents U.S. mid-cap stocks while the Russell 2000® Index measures U.S. small-cap equities.(Returns by market capitalization and investment style are based on Russell indexes.)

Real gross domestic product, which measures the value of all goods and services produced in the nation, was revised downward to –0.7% in the first quarter of 2015—higher than the 2.1% contraction a year ago but lower than the +2.2% pace in the final three months of 2014. The weaker results versus the prior quarter largely stemmed from plunging oil

International stocks surpass domestic equities while U.S. growth outpaces U.S. value

(Performance from November 1, 2014–April 30, 2015)

Sources: MSCI and Russell Investments; data as of April 30, 2015.

prices and the cold winter. The price of a barrel of West Texas Intermediate crude oil closed the period at about $60—40% below its level a year earlier—despite rising nearly 25% in April this year. The price dropped below $44 in mid March. The national unemployment rate fell to 5.4% in April, down from 6.2% in April 2014. Year-over-year inflation, as measured by the Consumer Price Index, registered a tame 0.1% for the month.

In March, the European Central Bank (ECB) introduced a bond-buying program to help stimulate the eurozone’s economy. The eurozone later showed improvements in some areas, including manufacturing. China was among other countries that eased monetary policy in hopes of stimulating its cooling economy.

Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.1% over the six-month period.

Oil prices and interest rate forecasts drive returns

U.S. stocks got off to a slow start in the first half of the period with the Russell 3000 returning –0.4%. Equities dropped sharply in January due in part to the drop in oil prices, which hurt energy stocks. A cloud of uncertainty regarding the timing of potential interest rate hikes by the Federal Reserve also cast a shadow over the U.S. stock market. Early in the second half, however, oil prices stabilized, comments from the Fed led some to speculate that it might not seek to raise rates until the fall, and stocks advanced. Many health care stocks rose amid merger activity, and geopolitical concerns regarding Ukraine and Greece eased somewhat. The Russell 3000 returned 5.2% for the second three months of the period.

European stock prices advanced for the six months on reports of more favorable economic data in the eurozone and the ECB’s stimulus measures. Stocks of Japanese companies also benefited from some signs of improvement in the country’s economy. Chinese stocks, despite the country’s slow growth, benefited from monetary easing.

The price of crude oil rose in April, and stocks of emerging markets that were favorably affected rallied. However, real estate investment trusts, which have risen sharply over the past five years, dropped. Late in the month the Fed reaffirmed its view that its 0% to 0.25% federal funds target rate remains appropriate. The Fed added that it anticipated it will be appropriate to raise its target after it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% target over the medium term.

Although stocks rose, the Investment Company Institute estimated $30.2 billion flowed out of domestic stock funds during the six months.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014–April 30, 2015).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	5

Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Information technology	19.1
Financials	17.7
Health care	14.2
Consumer discretionary	12.9
Industrials	11.1
Consumer staples	8.3
Energy	7.7
Materials	3.6
Utilities	3.0
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	50.3
More than $15 billion–$50 billion	23.6
More than $2 billion–$15 billion	21.5
$2 billion or less	4.6
Total	100.0

Performance for the six months ended April 30, 2015

The Equity Index Fund returned 4.75% for the Institutional Class, compared with the 4.74% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2015, the fund returned 12.67% versus 12.74% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund performed in line with its benchmark despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund maintained a risk profile similar to that of its benchmark.

U.S. stocks advance amid mixed economic signals

The broad U.S. equity market, as measured by the Russell 3000 Index, earned 4.74% for the reporting period. While lagging the index’s 7.64% gain for the previous six months, this was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

Investors favored the stocks of mid-capitalization companies not only because of their lower volatility versus small caps, but also due to their greater potential for growth opportunities than large caps. Mid caps climbed 5.87% versus 4.75% for large-cap stocks and 4.65% for small caps. At the same time, growth stocks substantially outperformed value issues 6.59% to 2.82%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Performance as of April 30, 2015

				Average annual
		Total return		total return
Equity Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	4.75%	12.67%	14.28%	8.63%
Premier Class	9/30/2009	4.69	12.55	14.10	8.54	*
Retirement Class	3/31/2006	4.56	12.44	13.99	8.39	*
Retail Class	3/31/2006	4.57	12.42	13.94	8.42	*
Russell 3000 Index	—	4.74	12.74	14.33	8.66

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Consumer and health care stocks excel in a volatile market

Eight out of the ten sectors of the Russell 3000 Index advanced for the period. Leading the way were substantial gains from consumer discretionary stocks (up 10.7%), which tend to perform best when economic growth is robust. Health care (up 8.5%) and information technology (up 7.0%), also posted solid gains. Health care rose as a result of increased merger and acquisition activity that took place during the six-month period. Together, these three sectors made up more than two-fifths of the benchmark’s market capitalization on April 30, 2015.

These outsized results were tempered by lower returns from two defensive sectors: energy (down 5.4%) and utilities (down 1.0%). Defensive stocks generally provide stable earnings and tend to perform best during periods of uncertainty or when economic growth is slow. Energy fell as a result of plummeting oil prices, while utilities were down in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields.

The benchmark’s five largest stocks experience mixed results

For the six-month period, three of the five largest stocks in the Russell 3000 generated results that were greater than the benchmark’s advance. Apple, the index’s largest stock, performed best, producing double-digit gains. Next in line were General Electric and Microsoft, which also achieved positive results. However, Exxon Mobil and Johnson & Johnson suffered losses for the reporting period and underperformed the benchmark.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/14–
Equity Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,047.49	$0.25
Premier Class	1,000.00	1,046.88	1.02
Retirement Class	1,000.00	1,045.65	1.52
Retail Class	1,000.00	1,045.70	1.78
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.35% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	7

Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Information technology	28.6
Consumer discretionary	18.6
Health care	13.9
Industrials	11.5
Consumer staples	10.4
Financials	5.4
Energy	4.9
Materials	4.0
Telecommunication services	2.2
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	55.5
More than $15 billion–$50 billion	25.2
More than $2 billion–$15 billion	19.2
$2 billion or less	0.1
Total	100.0
Performance for the six months ended April 30, 2015

The Large-Cap Growth Index Fund returned 6.54% for the Institutional Class, matching the 6.54% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2015, the fund returned 16.63% versus 16.67% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund performed in line with its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth tops the broad market

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging the index’s 7.64% gain for the previous six months, this was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

For the six months, large-cap growth stocks easily outpaced the 2.89% return of large-cap value issues, in part because the former contained more high-performing information technology stocks. Within the growth category, large caps trailed mid- and small-cap issues, which rose 7.77% and 7.25%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2015

				Average annual
		Total return		total return
Large-Cap
Growth Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	6.54%	16.63%	15.40%	9.54%
Retirement Class	10/1/2002	6.40	16.30	15.12	9.26
Russell 1000 Growth Index	—	6.54	16.67	15.49	9.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

8	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2015, the Russell 1000 Growth Index produced an average annual gain of 9.62%, exceeding both the 7.51% average return of the Russell 1000 Value Index and the 8.66% average return of the Russell 3000 Index.

Consumer discretionary leads the way

Eight out of ten industry sectors of the Russell 1000 Growth Index generated positive returns for the six months. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items. Information technology was the second-best performer, climbing 8.1% on the back of strong demand for shares of fast-growing companies. With a 7.3% gain, health care was not far behind, supported by robust merger and acquisition activity. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization on April 30, 2015.

Utilities registered the weakest performance, declining 5.1% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields. The energy sector fell 3.8% in response to plummeting oil prices.

Four of the five largest stocks lag the index

For the six months, just one of the benchmark’s five largest stocks recorded returns that exceeded the performance of the index. Only Apple outperformed—producing a double-digit gain boosted by strong iPhone sales, particularly in emerging markets like China. IBM, Microsoft and Verizon advanced but did not keep pace with the benchmark. Shares of Coca-Cola fell modestly, as economic weakness overseas and a stronger U.S. dollar weighed on the company’s operating results.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/14–
Growth Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,065.40	$0.31
Retirement Class	1,000.00	1,064.00	1.59
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	9

Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	29.3
Health care	14.3
Energy	11.3
Industrials	10.3
Information technology	9.2
Consumer staples	7.0
Consumer discretionary	6.6
Utilities	6.1
Materials	3.1
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	53.1
More than $15 billion–$50 billion	26.2
More than $2 billion–$15 billion	20.4
$2 billion or less	0.3
Total	100.0

Performance for the six months ended April 30, 2015

The Large-Cap Value Index Fund returned 2.88% for the Institutional Class, compared with the 2.89% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2015, the fund returned 9.26% versus 9.31% for the index. The table below shows returns for all share classes of the fund.

The fund’s returns were in line with those of its benchmark index for the six-month and one-year periods, despite including a deduction for expenses, which the benchmark’s returns did not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks gain as U.S. economy improves

The broad U.S. equity market, as measured by the Russell 3000® Index, earned 4.74% for the reporting period. While lagging this index’s 7.64% gain for the previous six months, it was still a solid performance. Stocks advanced on optimism about the U.S. economy, better-than-expected corporate profits and signs the Federal Reserve was in no hurry to start raising interest rates. Nonetheless, equities were volatile amid turmoil in the energy and currency markets.

Over the six months, large-cap value issues lagged the 6.54% return of the large-cap growth category, in part because the latter contained more information technology stocks, many of which performed well. Within the value category, large-cap stocks underperformed their mid-cap counterparts, which returned 3.83%, but outperformed small caps, which returned 2.05%. The Russell Midcap® Value Index is a proxy for measuring U.S. mid-cap value stocks while the Russell 2000® Value Index represents U.S. small-cap value equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2015

		Total return		Average annual total return
Large-Cap Value Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	2.88%	9.26%	13.30%	7.44%
Retirement Class	10/1/2002	2.72	9.00	13.02	7.17
Russell 1000 Value Index	—	2.89	9.31	13.39	7.51

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2015, the Russell 1000 Value Index posted an average annual gain of 7.51% and trailed both the 9.62% average return of the Russell 1000 Growth Index and the 8.66% average return of the Russell 3000 Index.

Consumer discretionary leads the way

For the six months, the fund’s benchmark saw eight out of ten industry sectors increase in value. Consumer discretionary posted the strongest gain, rising 10.9% on expectations that lower gasoline prices would leave more room in household budgets for spending on nonessential items. With a 9.0% gain, health care was not far behind, supported by robust merger and acquisition activity, and industrials advanced 3.4%. Together, these three sectors made up nearly one-third of the benchmark’s total market capitalization as of April 30, 2015.

Energy registered the weakest performance, declining 5.6% in response to plummeting oil prices. Utilities fell 1.3% in anticipation of higher interest rates, which would make dividend yields on utility stocks look less attractive compared to fixed-income yields.

Three of its largest stocks outpace the benchmark as a whole

Three of the benchmark’s five largest stocks returned more than the overall index for the six months. Of the five, General Electric, JPMorgan Chase and Wells Fargo had the best performance. Berkshire Hathaway posted a small gain, while Exxon Mobil, the benchmark’s largest holding, posted a loss as the price of crude oil fell 50% during the period.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/14–
Value Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,028.78	$0.30
Retirement Class	1,000.00	1,027.20	1.56
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	11

S&P 500 Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Information technology	19.8
Financials	16.2
Health care	14.6
Consumer discretionary	12.4
Industrials	10.3
Consumer staples	9.5
Energy	8.5
Materials	3.2
Utilities	3.0
Telecommunication services	2.3
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	61.7
More than $15 billion–$50 billion	27.7
More than $2 billion–$15 billion	10.6
Total	100.0

Performance for the six months ended April 30, 2015

The S&P 500 Index Fund returned 4.36% for the Institutional Class, compared with the 4.40% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2015, the fund returned 12.93% versus 12.98% for the index. The table below shows returns for all share classes of the fund.

For the period, the fund’s return was slightly below that of its benchmark index because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap U.S. stocks slightly lag the broader market

For the six-month period, the large-cap U.S. stocks that make up the S&P 500 Index trailed the broad domestic stock market, as measured by the Russell 3000® Index, which gained 4.74%.

The U.S. economy’s pace of growth over the winter was lackluster partially due to cold weather and the decline in oil prices. However, the national unemployment rate fell to 5.4%, and inflation remained subdued. At its April meeting, the Fed modified its forward rate guidance to reflect data that indicated economic weakening and signaled that a potential rate hike would be slower than originally expected. Following that announcement, consumer confidence rose and oil prices stabilized.

Though both domestic and international stocks experienced market volatility over the period, international issues managed to score higher gains. U.S. growth stocks outpaced their value counterparts as investors sought out companies with solid earnings potential. Small- and mid-cap issues, both of which had higher returns than the S&P 500, helped the performance of the Russell 3000 Index for the six-month period.

Performance as of April 30, 2015

		Total return		Average annual total return
S&P 500 Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	4.36%	12.93%	14.22%	8.25%
Retirement Class	10/1/2002	4.24	12.60	13.94	7.97
S&P 500 Index	—	4.40	12.98	14.33	8.32

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

12	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2015, the S&P 500 Index produced an average annual gain of 8.32% versus the 8.66% average return of the Russell 3000 Index.

Eight sectors support the benchmark’s performance

Within the S&P 500 Index, eight out of ten industry sectors gained ground over the past six months. The energy sector declined, however, hurt by falling oil prices. The utilities sector also receded slightly. Information technology, the largest sector in the benchmark, was up 6.5%. Financials gained 2.2%, health care rose 7.2% and consumer discretionary climbed 11.5%. As of April 30, 2015, these four sectors made up nearly two-thirds of the S&P 500’s market capitalization.

Benchmark’s largest stocks had mixed performance

Three of the benchmark’s five biggest stocks had gains for the period. Of the five, Apple, which had the largest market capitalization in the index at period-end, had the best return. Apple’s stock benefited from high demand for the iPhone in China. Next came Microsoft, the second-largest company by market capitalization. The other gainer was General Electric, whose stock rose sharply when plans to sell its financing arm, GE Capital, were announced. Exxon Mobil and Johnson & Johnson posted negative returns. Declining oil prices hindered Exxon Mobil, and the strengthening U.S. dollar weighed on Johnson & Johnson’s stock.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
S&P 500	value	value	(11/1/14–
Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,043.58	$0.30
Retirement Class	1,000.00	1,042.43	1.57
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	13

Small-Cap Blend Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	23.8
Information technology	17.9
Health care	15.2
Consumer discretionary	13.7
Industrials	13.5
Materials	4.4
Energy	3.9
Utilities	3.5
Consumer staples	3.1
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $15 billion–$50 billion	0.3
More than $2 billion–$15 billion	43.2
$2 billion or less	56.5
Total	100.0

Performance for the six months ended April 30, 2015

The Small-Cap Blend Index Fund returned 4.73% for the Institutional Class, compared with the 4.65% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2015, the fund returned 9.93% versus 9.71% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefited from participating in a securities lending program, which helped the fund outperform its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap stocks advance but follow the broader market

For the six months, small-cap stocks made up ground and nearly caught up to the 4.74% return of the broad U.S. stock market as measured by the Russell 3000® Index. Small caps, which had been lagging the broader market for the last few years, gained back some of their vigor, benefiting from continued historically low interest rates, subdued inflation, and a declining national unemployment rate. In addition, lower prices at the gas pump helped brighten the outlook of consumers. Investors seem to have come to terms with the fact that the Federal Reserve, while keeping a close eye on economic growth and the labor market, may begin raising interest rates later this year.

Among small caps, growth stocks gained 7.25% and outperformed value stocks, which returned 2.05%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2015, the Russell 2000 Index posted an average annual gain of 9.18% and beat the 8.66% average return of the Russell 3000 Index.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Small-Cap
Blend Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	4.73%	9.93%	12.88%	9.24%
Retirement Class	10/1/2002	4.64	9.72	12.60	8.99

Russell 2000 Index	—	4.65	9.71	12.73	9.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

14	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Eight out of ten benchmark sectors score positive returns

For the six months, eight of the Russell 2000 Index’s ten sectors produced gains, including all four of the benchmark’s most heavily weighted sectors. Financials rose 1.6%, information technology was up 9.3%, health care climbed 13.3% and consumer discretionary gained 8.6%. These four sectors, in aggregate, made up more than two-thirds of the index’s total market capitalization as of April 30, 2015.

Only the materials and energy sectors declined, losing 0.6% and 14.2%, respectively. These two sectors comprised less than one-tenth of the index at period-end.

Strong performance marked the benchmark’s largest stocks

All five of the largest stocks in the Russell 2000 Index outpaced the benchmark’s overall return by garnering double-digit gains for the six-month period. Low-cost airline JetBlue and global office products supplier Office Depot were the best performers. Next was medical device company DexCom, followed by radio frequency technology developer QORVO and Isis Pharmaceuticals.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap	value	value	(11/1/14–
Blend Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,047.28	$0.30
Retirement Class	1,000.00	1,046.44	1.57
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	15

Emerging Markets Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	29.0
Information technology	17.9
Consumer discretionary	8.9
Energy	8.4
Consumer staples	7.7
Telecommunication services	7.3
Materials	7.1
Industrials	6.8
Utilities	4.5
Health care	2.2
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2015
China	22.7
Korea	14.1
Taiwan	11.9
Brazil	7.5
South Africa	7.4
India	6.2
Mexico	4.3
Russia	3.8
Malaysia	3.3
Indonesia	2.2
15 other nations	12.9
Short-term investments	3.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	20.7
More than $15 billion–$50 billion	32.1
More than $2 billion–$15 billion	44.8
$2 billion or less	2.4
Total	100.0

Performance for the six months ended April 30, 2015

The Emerging Markets Equity Index Fund returned 3.93% for the Institutional Class, compared with the 3.92% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2015, the fund returned 7.45% versus 7.80% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefited from participating in a securities lending program. The fund’s return was also positively affected by the timing of foreign currency valuations. In combination, these factors helped the fund slightly outperform its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging market stocks fall short of gains elsewhere

The MSCI Emerging Markets Index lagged the 6.81% return of the 21 developed market nations outside North America that comprise the MSCI EAFE Index as well as the 4.74% rise of the broad U.S. stock market, as measured by the Russell 3000® Index. The underperformance was concentrated in the first two months of the period, when commodity prices tumbled and emerging market economies and currencies generally weakened.

Emerging market equities rallied strongly from January through April 2015, outpacing their developed market counterparts. Several positive dynamics contributed to the gains. Chief among them were stabilizing commodity prices, new stimulus measures from central banks in China and Europe, and hopes that a weather-induced slowdown in the U.S. economy might cause the Federal Reserve to delay its timetable for increasing interest rates.

Performance as of April 30, 2015

				Average annual
		Total return		total return
Emerging Markets				since
Equity Index Fund*	Inception date	6 months	1 year	inception
Institutional Class	8/31/2010	3.93%	7.45%	3.50%
Premier Class	8/31/2010	3.90	7.22	3.35
Retirement Class	8/31/2010	3.81	7.13	3.25
Retail Class	8/31/2010	3.73	6.95	3.09
MSCI Emerging Markets Index	—	3.92	7.80	4.11	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

16	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six-month period, a rising dollar lowered the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index gained 9.32%.

China propels the benchmark higher

For the six months, China—the largest country component of the MSCI Emerging Markets Index at period-end—was the top performer, earning 29.6%. In addition to policy easing from China’s central bank, equities benefited from a new program that gives foreign investors greater access to Chinese stocks. Korea and Taiwan, the next-largest country components, also performed well, rising 5.8% and 7.8%, respectively.

These gains helped offset losses in smaller markets, including Greece (down 35.2%) and Brazil (down 15.5%). Greek equities dropped on worries that the country might default on its sovereign debt, while slow growth and high inflation weighed on Brazilian shares. (All returns are in U.S. dollars.)

Five largest stocks easily surpass the benchmark

The five largest stocks in the benchmark, as measured by market capitalization on April 30, 2015, all scored double-digit gains. China Construction Bank and Chinese Internet provider Tencent Holdings led the way, followed by China Mobile, Korean electronics maker Samsung and Taiwan Semiconductor.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/14–
Equity Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,039.27	$1.11
Premier Class	1,000.00	1,038.98	1.92
Retirement Class	1,000.00	1,038.12	2.38
Retail Class	1,000.00	1,037.29	3.03
5% annual hypothetical return
Institutional Class	1,000.00	1,023.70	1.10
Premier Class	1,000.00	1,022.91	1.91
Retirement Class	1,000.00	1,022.46	2.36
Retail Class	1,000.00	1,021.82	3.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.22% for the Institutional Class, 0.38% for the Premier Class, 0.47% for the Retirement Class and 0.60% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	17

International Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2015
Financials	26.0
Consumer discretionary	12.7
Industrials	12.6
Health care	11.1
Consumer staples	10.9
Materials	7.4
Energy	5.5
Telecommunication services	4.7
Information technology	4.7
Utilities	3.6
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2015
Japan	20.7
United Kingdom	17.3
France	9.0
Switzerland	9.0
Germany	8.5
Australia	6.9
Spain	3.3
Netherlands	3.3
Hong Kong	3.1
Sweden	2.8
18 other nations	10.1
Short-term investments	6.0
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2015
More than $50 billion	42.6
More than $15 billion–$50 billion	33.1
More than $2 billion–$15 billion	24.3
Total	100.0

Performance for the six months ended April 30, 2015

The International Equity Index Fund returned 5.80% for the Institutional Class, compared with the 6.81% return of its benchmark, the MSCI EAFE Index. However, the fund lagged its MSCI EAFE Index benchmark by approximately one percentage point, mainly because of the effects of fair value pricing adjustments. For the one-year period ended April 30, 2015, the fund returned 1.28% versus 1.66% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefited from participating in a securities lending program. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Developed foreign market stocks top U.S. equities

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, surpassed the 4.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After falling 1.67% in the first three months of the reporting period, the MSCI EAFE Index advanced 8.63% in the final three months, resulting in a solid gain for the six months. Investor optimism regarding a faster-than-anticipated economic recovery within the eurozone, combined with quantitative easing efforts in Japan that have kept the yen weak and benefited corporate profits, both contributed to the rise.

The strength of the U.S. dollar, however, was a sizable drag on the performance of the EAFE when converted to U.S.-dollar-based returns, as the dollar gained nearly 12% over the euro and almost 7% versus the Japanese yen. The EAFE actually rose 14.43% in local currency terms, with more than half of its country components achieving double-digit gains.

Performance as of April 30, 2015

				Average annual
		Total return		total return
International Equity
Index Fund*	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	5.80%	1.28%	7.62%	5.70%
Premier Class	9/30/2009	5.70	1.07	7.47	5.61	†
Retirement Class	10/1/2002	5.71	1.02	7.37	5.44
MSCI EAFE Index	—	6.81	1.66	7.40	5.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the five years ended April 30, 2015, the EAFE’s average annual return of 7.40% substantially trailed the 14.33% average result of the Russell 3000 Index. Similarly, for the ten years ended April 30, 2015, the EAFE’s average annual return of 5.62% lagged the 8.66% gain of the Russell 3000 Index.

EAFE country components achieve broad-based gains

All of the country components in the EAFE finished the period in positive territory, in local currency terms. Germany, France and Japan, three of the largest nations in the index based on market capitalization at period-end, produced substantial local gains at 22.8%, 20.9% and 20.4%, respectively. Only Norway (down 5.1%), Australia (down 4.5%), Spain (down 1.7%) and Finland (down 0.9%) delivered negative results when converted to U.S.-dollar-based returns.

Three of the benchmark’s five largest stocks outperform

Three of the five largest stocks in the EAFE generated results that were greater than the benchmark’s advance. Toyota Motor Corporation, Swiss pharmaceutical company Novartis, and Swiss food giant Nestlé, produced strong gains and outperformed the return of the EAFE. Swiss pharmaceutical company Roche Holding advanced only marginally, while British bank HSBC Holdings suffered losses for the reporting period.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/14–
Equity Index Fund	(11/1/14)	(4/30/15)	4/30/15)
Actual return
Institutional Class	$1,000.00	$1,057.95	$0.31
Premier Class	1,000.00	1,057.04	1.07
Retirement Class	1,000.00	1,057.14	1.58
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Premier Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	19

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$110,420,687	1.1%
BANKS
4,424,187		Bank of America Corp	70,477,299	0.7
1,293,308		Citigroup, Inc	68,959,182	0.7
1,607,658		JPMorgan Chase & Co	101,700,445	1.0
2,027,818		Wells Fargo & Co	111,732,772	1.2
		Other	225,007,290	2.3
			577,876,988	5.9
CAPITAL GOODS
276,738		3M Co	43,279,056	0.4
311,515		Boeing Co	44,652,560	0.5
4,257,159		General Electric Co	115,283,865	1.2
382,604		United Technologies Corp	43,521,205	0.4
		Other	505,211,463	5.2
			751,948,149	7.7
COMMERCIAL & PROFESSIONAL SERVICES			106,673,069	1.1
CONSUMER DURABLES & APPAREL			154,870,158	1.6
CONSUMER SERVICES
421,177		McDonald’s Corp	40,664,639	0.4
		Other	166,201,023	1.7
			206,865,662	2.1
DIVERSIFIED FINANCIALS			385,574,516	3.9
ENERGY
804,691		Chevron Corp	89,368,982	0.9
1,821,000	d	Exxon Mobil Corp	159,100,770	1.6
550,574		Schlumberger Ltd	52,089,806	0.6
		Other	454,180,724	4.6
			754,740,282	7.7
FOOD & STAPLES RETAILING
487,825		CVS Corp	48,436,144	0.5
679,735		Wal-Mart Stores, Inc	53,053,317	0.6
		Other	101,447,277	1.0
			202,936,738	2.1
FOOD, BEVERAGE & TOBACCO
847,143		Altria Group, Inc	42,399,507	0.4
1,681,566		Coca-Cola Co	68,204,317	0.7
643,527		PepsiCo, Inc	61,212,288	0.6
664,742		Philip Morris International, Inc	55,486,015	0.6
		Other	217,697,689	2.2
			444,999,816	4.5
HEALTH CARE EQUIPMENT & SERVICES
610,931		Medtronic plc	45,483,813	0.5
416,654		UnitedHealth Group, Inc	46,415,256	0.5
		Other	408,437,533	4.1
			500,336,602	5.1
HOUSEHOLD & PERSONAL PRODUCTS
1,149,953		Procter & Gamble Co	91,432,763	0.9
		Other	72,072,580	0.8
			163,505,343	1.7
Shares		Company	Value	% of net assets
INSURANCE
777,165	*	Berkshire Hathaway, Inc (Class B)	$109,743,469	1.1%
		Other	282,717,944	2.9
			392,461,413	4.0
MATERIALS			353,501,004	3.6
MEDIA
1,080,944		Comcast Corp (Class A)	62,435,325	0.6
736,673		Walt Disney Co	80,091,089	0.8
		Other	201,096,730	2.1
			343,623,144	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
668,431		AbbVie, Inc	43,220,749	0.4
155,248	*	Actavis plc	43,913,449	0.5
322,976		Amgen, Inc	51,001,140	0.5
708,293		Bristol-Myers Squibb Co	45,139,513	0.5
653,960	*	Gilead Sciences, Inc	65,729,520	0.7
1,200,900		Johnson & Johnson	119,129,280	1.2
1,243,890		Merck & Co, Inc	74,086,088	0.8
2,710,519		Pfizer, Inc	91,967,910	0.9
		Other	357,465,453	3.6
			891,653,102	9.1
REAL ESTATE			377,703,185	3.9
RETAILING
160,095	*	Amazon.com, Inc	67,524,869	0.7
582,308		Home Depot, Inc	62,295,310	0.6
		Other	323,333,206	3.3
			453,153,385	4.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,119,380		Intel Corp	68,985,819	0.7
		Other	167,085,691	1.7
			236,071,510	2.4
SOFTWARE & SERVICES
840,680	*	Facebook, Inc	66,220,364	0.7
121,317	*	Google, Inc	65,188,533	0.6
119,564	*	Google, Inc (Class A)	65,613,136	0.7
402,914		International Business Machines Corp	69,015,139	0.7
428,823		Mastercard, Inc (Class A)	38,684,123	0.4
3,503,657		Microsoft Corp	170,417,876	1.7
1,399,825		Oracle Corp	61,060,367	0.6
854,965		Visa, Inc (Class A)	56,470,438	0.6
		Other	440,530,103	4.4
			1,033,200,079	10.4
TECHNOLOGY HARDWARE & EQUIPMENT
2,552,852		Apple, Inc	319,489,428	3.3
2,182,787		Cisco Systems, Inc	62,929,749	0.6
720,788		Qualcomm, Inc	49,013,584	0.5
		Other	183,189,066	1.9
			614,621,827	6.3

20	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
2,207,746		AT&T, Inc	$76,476,321	0.8%
1,753,597		Verizon Communications, Inc	88,451,433	0.9
		Other	39,105,246	0.4
			204,033,000	2.1
TRANSPORTATION
387,476		Union Pacific Corp	41,161,575	0.4
		Other	188,324,674	1.9
			229,486,249	2.3
UTILITIES			294,343,813	3.0
		TOTAL COMMON STOCKS (Cost $6,442,800,207)	9,784,599,721	99.7
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,697	0.0
TELECOMMUNICATION SERVICES			49,856	0.0
		TOTAL RIGHTS / WARRANTS (Cost $77,613)	81,553	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			7,799,977	0.1
TREASURY DEBT			3,599,618	0.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
254,567,867	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	254,567,867	2.6
			254,567,867	2.6

		TOTAL SHORT-TERM INVESTMENTS (Cost $265,966,597)	265,967,462	2.7

		TOTAL PORTFOLIO (Cost $6,708,844,417)	10,050,648,736	102.4
		OTHER ASSETS & LIABILITIES, NET	(240,820,241)	(2.4)
		NET ASSETS	$9,809,828,495	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $243,578,273.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	21

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$16,722,217	0.7%
BANKS			1,867,812	0.1
CAPITAL GOODS
142,877		3M Co	22,344,534	0.9
158,087		Boeing Co	22,660,191	0.9
169,140		Honeywell International, Inc	17,069,609	0.7
58,819		Lockheed Martin Corp	10,975,625	0.5
		Other	103,023,624	4.3
			176,073,583	7.3
COMMERCIAL & PROFESSIONAL SERVICES			21,601,578	0.9
CONSUMER DURABLES & APPAREL
151,752		Nike, Inc (Class B)	14,999,167	0.6
		Other	34,655,402	1.5
			49,654,569	2.1
CONSUMER SERVICES
215,948		McDonald’s Corp	20,849,779	0.8
326,270		Starbucks Corp	16,176,467	0.7
		Other	37,837,162	1.6
			74,863,408	3.1
DIVERSIFIED FINANCIALS
195,893		American Express Co	15,171,913	0.6
		Other	51,000,699	2.1
			66,172,612	2.7
ENERGY
118,541		EOG Resources, Inc	11,729,632	0.5
282,122		Schlumberger Ltd	26,691,563	1.1
		Other	78,312,371	3.3
			116,733,566	4.9
FOOD & STAPLES RETAILING
89,730		Costco Wholesale Corp	12,835,877	0.5
155,838		Walgreens Boots Alliance, Inc	12,923,645	0.6
		Other	19,132,226	0.8
			44,891,748	1.9
FOOD, BEVERAGE & TOBACCO
407,907		Altria Group, Inc	20,415,745	0.8
861,086		Coca-Cola Co	34,925,648	1.5
329,228		PepsiCo, Inc	31,316,168	1.3
200,532		Philip Morris International, Inc	16,738,406	0.7
		Other	67,536,739	2.8
			170,932,706	7.1
HEALTH CARE EQUIPMENT & SERVICES
137,608	*	Express Scripts Holding Co	11,889,331	0.5
49,858		McKesson Corp	11,138,277	0.5
		Other	70,851,945	2.9
			93,879,553	3.9
HOUSEHOLD & PERSONAL PRODUCTS
177,696		Colgate-Palmolive Co	11,955,387	0.5
		Other	21,411,020	0.9
			33,366,407	1.4
Shares		Company	Value	% of net assets
INSURANCE			$11,541,241	0.5%
MATERIALS
187,759		Du Pont (E.I.) de Nemours & Co	13,743,959	0.6
104,633		Monsanto Co	11,923,977	0.5
		Other	69,489,951	2.9
			95,157,887	4.0
MEDIA
514,447		Comcast Corp (Class A)	29,714,459	1.2
314,780		Walt Disney Co	34,222,881	1.4
		Other	64,701,310	2.7
			128,638,650	5.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
345,074		AbbVie, Inc	22,312,485	0.9
79,005	*	Actavis plc	22,347,354	0.9
156,601		Amgen, Inc	24,728,864	1.0
51,692	*	Biogen Idec, Inc	19,329,189	0.8
173,928	*	Celgene Corp	18,794,660	0.8
333,425	*	Gilead Sciences, Inc	33,512,547	1.4
		Other	99,619,137	4.2
			240,644,236	10.0
REAL ESTATE			50,767,668	2.1
RETAILING
81,779	*	Amazon.com, Inc	34,492,747	1.4
283,105		Home Depot, Inc	30,286,573	1.2
208,064		Lowe’s Companies, Inc	14,327,287	0.6
11,203	*	Priceline.com, Inc	13,867,185	0.6
		Other	86,270,803	3.6
			179,244,595	7.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
233,536		Texas Instruments, Inc	12,659,987	0.5
		Other	40,701,968	1.7
			53,361,955	2.2
SOFTWARE & SERVICES
137,099		Accenture plc	12,702,222	0.5
274,233	*	eBay, Inc	15,976,815	0.7
428,804	*	Facebook, Inc	33,776,891	1.4
62,082	*	Google, Inc	33,359,114	1.4
60,968	*	Google, Inc (Class A)	33,457,409	1.4
206,115		International Business Machines Corp	35,305,438	1.5
219,707		Mastercard, Inc (Class A)	19,819,769	0.8
1,163,270		Microsoft Corp	56,581,453	2.3
711,908		Oracle Corp	31,053,427	1.3
436,036		Visa, Inc (Class A)	28,800,178	1.2
		Other	124,067,750	5.1
			424,900,466	17.6
TECHNOLOGY HARDWARE & EQUIPMENT
1,309,620	d	Apple, Inc	163,898,943	6.8
366,562		Qualcomm, Inc	24,926,216	1.0
		Other	22,528,648	1.0
			211,353,807	8.8

22	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
897,798		Verizon Communications, Inc	$45,284,931	1.9%
		Other	7,188,029	0.3
			52,472,960	2.2
TRANSPORTATION
196,544		Union Pacific Corp	20,878,869	0.9
154,530		United Parcel Service, Inc (Class B)	15,534,901	0.6
		Other	42,074,769	1.8
			78,488,539	3.3
UTILITIES			1,943,501	0.1
		TOTAL COMMON STOCKS (Cost $1,760,604,047)	2,395,275,264	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
39,961,341	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	39,961,341	1.7
			39,961,341	1.7

		TOTAL SHORT-TERM INVESTMENTS (Cost $39,961,341)	39,961,341	1.7

		TOTAL PORTFOLIO (Cost $1,800,565,388)	2,435,236,605	101.3
		OTHER ASSETS & LIABILITIES, NET	(29,731,157)	(1.3)
		NET ASSETS	$2,405,505,448	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $38,371,759.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	23

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,186,210		Ford Motor Co	$18,742,118	0.6%
491,596		General Motors Co	17,235,355	0.6
		Other	13,696,520	0.4
			49,673,993	1.6
BANKS
3,223,639		Bank of America Corp	51,352,569	1.6
931,679		Citigroup, Inc	49,677,124	1.6
1,161,643		JPMorgan Chase & Co	73,485,536	2.3
163,416		PNC Financial Services Group, Inc	14,990,150	0.5
527,764		US Bancorp	22,625,243	0.7
1,465,723		Wells Fargo & Co	80,761,337	2.5
		Other	69,978,858	2.2
			362,870,817	11.4
CAPITAL GOODS
151,287		Caterpillar, Inc	13,143,814	0.4
3,077,666		General Electric Co	83,343,195	2.7
250,021		United Technologies Corp	28,439,889	0.9
		Other	130,402,285	4.1
			255,329,183	8.1
COMMERCIAL & PROFESSIONAL SERVICES			26,295,227	0.8
CONSUMER DURABLES & APPAREL			26,200,791	0.8
CONSUMER SERVICES			22,196,184	0.7
DIVERSIFIED FINANCIALS
350,609		Bank of New York Mellon Corp	14,844,785	0.5
174,889		Capital One Financial Corp	14,139,776	0.4
137,352		Goldman Sachs Group, Inc	26,978,680	0.8
469,173		Morgan Stanley	17,504,844	0.5
		Other	91,788,998	2.9
			165,257,083	5.1
ENERGY
143,539		Anadarko Petroleum Corp	13,507,020	0.4
584,326		Chevron Corp	64,895,245	2.1
377,121		ConocoPhillips	25,614,058	0.8
1,317,862	d	Exxon Mobil Corp	115,141,603	3.6
302,201		Kinder Morgan, Inc	12,979,533	0.4
241,421		Occidental Petroleum Corp	19,337,822	0.6
		Other	108,300,053	3.4
			359,775,334	11.3
FOOD & STAPLES RETAILING
308,093		CVS Corp	30,590,554	0.9
439,339		Wal-Mart Stores, Inc	34,290,409	1.1
		Other	15,141,807	0.5
			80,022,770	2.5
FOOD, BEVERAGE & TOBACCO
519,799		Mondelez International, Inc	19,944,688	0.7
199,675		Philip Morris International, Inc	16,666,872	0.5
		Other	35,233,024	1.1
			71,844,584	2.3
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
461,445		Abbott Laboratories	$21,420,277	0.7%
85,346		Anthem, Inc	12,881,272	0.4
439,135		Medtronic plc	32,693,601	1.0
300,331		UnitedHealth Group, Inc	33,456,873	1.1
		Other	91,258,830	2.9
			191,710,853	6.1
HOUSEHOLD & PERSONAL PRODUCTS
783,252		Procter & Gamble Co	62,276,367	2.0
		Other	8,150,675	0.2
			70,427,042	2.2
INSURANCE
421,618		American International Group, Inc	23,732,877	0.7
561,726	*	Berkshire Hathaway, Inc (Class B)	79,321,329	2.5
287,672		Metlife, Inc	14,754,697	0.5
		Other	136,702,294	4.3
			254,511,197	8.0
MATERIALS
310,115		Dow Chemical Co	15,815,865	0.5
		Other	83,339,163	2.6
			99,155,028	3.1
MEDIA
255,247		Time Warner, Inc	21,545,399	0.7
		Other	38,746,587	1.2
			60,291,986	1.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
327,393		Bristol-Myers Squibb Co	20,864,756	0.7
302,271		Eli Lilly & Co	21,724,217	0.7
732,005		Johnson & Johnson	72,614,896	2.3
771,607		Merck & Co, Inc	45,956,913	1.4
1,957,867		Pfizer, Inc	66,430,427	2.1
		Other	32,911,412	1.0
			260,502,621	8.2
REAL ESTATE			153,103,651	4.8
RETAILING
174,420		Target Corp	13,749,528	0.4
		Other	36,208,021	1.2
			49,957,549	1.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,397,383		Intel Corp	45,484,817	1.4
		Other	30,443,386	1.0
			75,928,203	2.4
SOFTWARE & SERVICES
895,329		Microsoft Corp	43,548,803	1.4
		Other	52,116,342	1.6
			95,665,145	3.0

24	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,570,567		Cisco Systems, Inc	$45,279,447	1.4%
567,118		EMC Corp	15,261,145	0.5
582,368		Hewlett-Packard Co	19,200,673	0.6
		Other	40,473,391	1.3
			120,214,656	3.8
TELECOMMUNICATION SERVICES
1,593,359		AT&T, Inc	55,193,956	1.8
		Other	13,011,308	0.4
			68,205,264	2.2
TRANSPORTATION			43,989,766	1.4
UTILITIES
217,086		Duke Energy Corp	16,839,361	0.6
133,531		NextEra Energy, Inc	13,477,284	0.4
		Other	161,713,107	5.1
			192,029,752	6.1
	TOTAL COMMON STOCKS (Cost $2,720,861,568)		3,155,158,679	99.4

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			7,800,000	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
32,536,246	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	32,536,246	1.0
			32,536,246	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,336,246)		40,336,246	1.3
	TOTAL PORTFOLIO (Cost $2,761,197,814)		3,195,494,925	100.7
	OTHER ASSETS & LIABILITIES, NET		(22,676,012)	(0.7)
	NET ASSETS		$3,172,818,913	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $31,721,556.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	25

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2015

Shares	Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS		$30,265,800	1.1%
BANKS
1,590,191	Bank of America Corp	25,331,743	0.9
459,218	Citigroup, Inc	24,485,504	0.9
563,856	JPMorgan Chase & Co	35,669,531	1.3
711,235	Wells Fargo & Co	39,189,048	1.4
	Other	39,796,392	1.4
		164,472,218	5.9
CAPITAL GOODS
96,311	3M Co	15,062,077	0.5
99,178	Boeing Co	14,216,175	0.5
1,523,524	General Electric Co	41,257,030	1.5
125,105	United Technologies Corp	14,230,694	0.5
	Other	123,109,918	4.5
		207,875,894	7.5
COMMERCIAL & PROFESSIONAL SERVICES		17,610,936	0.6
CONSUMER DURABLES & APPAREL		38,974,435	1.4
CONSUMER SERVICES
145,422	McDonald’s Corp	14,040,494	0.5
	Other	34,689,902	1.2
		48,730,396	1.7
DIVERSIFIED FINANCIALS		104,374,871	3.7
ENERGY
285,050	Chevron Corp	31,657,653	1.1
634,692	Exxon Mobil Corp	55,453,040	2.0
193,197	Schlumberger Ltd	18,278,368	0.7
	Other	132,048,780	4.7
		237,437,841	8.5
FOOD & STAPLES RETAILING
170,317	CVS Corp	16,910,775	0.6
238,868	Wal-Mart Stores, Inc	18,643,647	0.7
	Other	31,525,820	1.1
		67,080,242	2.4
FOOD, BEVERAGE & TOBACCO
297,886	Altria Group, Inc	14,909,194	0.5
594,777	Coca-Cola Co	24,124,155	0.8
224,488	PepsiCo, Inc	21,353,299	0.8
233,830	Philip Morris International, Inc	19,517,790	0.7
	Other	66,609,673	2.4
		146,514,111	5.2
HEALTH CARE EQUIPMENT & SERVICES
215,836	Medtronic plc	16,068,990	0.6
144,334	UnitedHealth Group, Inc	16,078,808	0.6
	Other	105,565,702	3.7
		137,713,500	4.9
HOUSEHOLD & PERSONAL PRODUCTS
409,740	Procter & Gamble Co	32,578,428	1.2
	Other	19,597,042	0.7
		52,175,470	1.9
Shares		Company	Value	% of net assets
INSURANCE
275,772	*	Berkshire Hathaway, Inc (Class B)	$38,941,764	1.4%
		Other	74,440,592	2.7
			113,382,356	4.1
MATERIALS			89,954,481	3.2
MEDIA
384,588		Comcast Corp (Class A)	22,213,803	0.8
236,682		Walt Disney Co	25,732,067	0.9
		Other	51,796,455	1.8
			99,742,325	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
241,060		AbbVie, Inc	15,586,940	0.6
59,096	*	Actavis plc	16,715,895	0.6
115,243		Amgen, Inc	18,198,022	0.6
35,579	*	Biogen Idec, Inc	13,304,055	0.5
251,104		Bristol-Myers Squibb Co	16,002,858	0.6
225,077	*	Gilead Sciences, Inc	22,622,489	0.8
421,974		Johnson & Johnson	41,859,821	1.5
429,232		Merck & Co, Inc	25,565,058	0.9
927,269		Pfizer, Inc	31,462,237	1.1
		Other	68,824,902	2.5
			270,142,277	9.7
REAL ESTATE			70,316,952	2.5
RETAILING
57,592	*	Amazon.com, Inc	24,291,154	0.9
199,118		Home Depot, Inc	21,301,644	0.8
		Other	85,092,698	3.0
			130,685,496	4.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
716,099		Intel Corp	23,309,022	0.8
		Other	43,037,203	1.5
			66,346,225	2.3
SOFTWARE & SERVICES
317,312	*	Facebook, Inc	24,994,666	0.9
43,439	*	Google, Inc	23,341,413	0.8
43,237	*	Google, Inc (Class A)	23,727,168	0.8
139,014		International Business Machines Corp	23,811,708	0.8
147,375		Mastercard, Inc (Class A)	13,294,699	0.5
1,242,360		Microsoft Corp	60,428,390	2.2
484,793		Oracle Corp	21,146,671	0.8
293,652		Visa, Inc (Class A)	19,395,715	0.7
		Other	87,149,898	3.1
			297,290,328	10.6
TECHNOLOGY HARDWARE & EQUIPMENT
882,078		Apple, Inc	110,392,062	3.9
772,104		Cisco Systems, Inc	22,259,758	0.8
250,376		Qualcomm, Inc	17,025,568	0.6
		Other	44,219,449	1.6
			193,896,837	6.9

26	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
785,108		AT&T, Inc	$27,196,141	1.0%
629,325		Verizon Communications, Inc	31,743,153	1.1
		Other	6,557,930	0.2
			65,497,224	2.3
TRANSPORTATION
133,028		Union Pacific Corp	14,131,564	0.5
		Other	47,668,115	1.7
			61,799,679	2.2
UTILITIES			83,691,804	3.0
	TOTAL COMMON STOCKS (Cost $1,967,439,984)		2,795,971,698	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
12,366,861	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	12,366,861	0.4
			12,366,861	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,366,861)		12,366,861	0.4
	TOTAL PORTFOLIO (Cost $1,979,806,845)		2,808,338,559	100.2
	OTHER ASSETS & LIABILITIES, NET		(7,366,399)	(0.2)
	NET ASSETS		$2,800,972,160	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities on loan is $12,185,152.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	27

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
168,475		Dana Holding Corp	$3,634,006	0.2%
60,253	*	Tenneco, Inc	3,521,788	0.2
		Other	15,160,396	0.9
			22,316,190	1.3
BANKS
353,031		Investors Bancorp, Inc	4,179,887	0.3
335,978	*	MGIC Investment Corp	3,500,891	0.2
69,532		Prosperity Bancshares, Inc	3,708,837	0.2
		Other	156,848,169	8.9
			168,237,784	9.6
CAPITAL GOODS
47,488		Curtiss-Wright Corp	3,469,473	0.2
31,192	*	Esterline Technologies Corp	3,471,358	0.2
65,442		Heico Corp	3,654,281	0.2
35,029	*	Teledyne Technologies, Inc	3,676,994	0.2
		Other	126,244,301	7.2
			140,516,407	8.0
COMMERCIAL & PROFESSIONAL SERVICES			62,496,768	3.6
CONSUMER DURABLES & APPAREL
91,319		Brunswick Corp	4,569,603	0.3
38,808	*	Skechers U.S.A., Inc (Class A)	3,489,615	0.2
		Other	44,563,393	2.5
			52,622,611	3.0
CONSUMER SERVICES
39,652		Jack in the Box, Inc	3,440,604	0.2
35,794		Vail Resorts, Inc	3,551,123	0.2
		Other	65,894,959	3.7
			72,886,686	4.1
DIVERSIFIED FINANCIALS
38,080	e	iShares Russell 2000 Index Fund	4,613,773	0.3
		Other	44,537,970	2.5
			49,151,743	2.8
ENERGY
43,584	*	Diamondback Energy, Inc	3,598,731	0.2
42,294		SemGroup Corp	3,560,732	0.2
		Other	61,100,200	3.5
			68,259,663	3.9
FOOD & STAPLES RETAILING			16,449,895	0.9
FOOD, BEVERAGE & TOBACCO			31,897,476	1.9
HEALTH CARE EQUIPMENT & SERVICES
74,288	*	DexCom, Inc	5,019,640	0.3
86,905		Healthsouth Corp	3,929,844	0.2
58,038	e	STERIS Corp	3,859,527	0.2
69,280	*	Team Health Holdings, Inc	4,127,010	0.3
69,775		West Pharmaceutical Services, Inc	3,717,612	0.2
		Other	97,164,457	5.5
			117,818,090	6.7
HOUSEHOLD & PERSONAL PRODUCTS			5,687,712	0.3
Shares		Company	Value	% of net assets
INSURANCE
203,307		Conseco, Inc	$3,456,219	0.2%
105,275		First American Financial Corp	3,662,517	0.2
		Other	34,982,493	2.0
			42,101,229	2.4
MATERIALS
321,460		Graphic Packaging Holding Co	4,532,586	0.3
87,702		PolyOne Corp	3,424,763	0.2
		Other	68,811,279	3.9
			76,768,628	4.4
MEDIA			24,889,857	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
68,967	*	Cepheid, Inc	3,869,049	0.2
143,109	*	Dyax Corp	3,421,736	0.2
116,535	*,e	Isis Pharmaceuticals, Inc	6,609,865	0.4
56,202	*	Parexel International Corp	3,573,042	0.2
24,257	*,e	Puma Biotechnology, Inc	4,380,329	0.2
		Other	127,842,419	7.3
			149,696,440	8.5
REAL ESTATE
160,820		CubeSmart	3,710,117	0.2
88,782		Highwoods Properties, Inc	3,821,177	0.2
110,118		LaSalle Hotel Properties	4,040,230	0.2
128,480		RLJ Lodging Trust	3,812,002	0.2
		Other	145,300,155	8.2
			160,683,681	9.0
RETAILING
527,861	*	Office Depot, Inc	4,866,879	0.3
		Other	63,790,245	3.6
			68,657,124	3.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
326,300		Cypress Semiconductor Corp	4,346,316	0.3
141,973	*	Qorvo, Inc	9,357,440	0.5
		Other	50,607,337	2.9
			64,311,093	3.7
SOFTWARE & SERVICES
90,687	*	Aspen Technology, Inc	4,025,596	0.2
74,598	*	Manhattan Associates, Inc	3,920,871	0.2
66,713		MAXIMUS, Inc	4,270,299	0.3
66,956		SS&C Technologies Holdings, Inc	4,028,743	0.2
32,746	*	Tyler Technologies, Inc	3,993,375	0.2
28,046	*	Ultimate Software Group, Inc	4,661,806	0.3
59,093	*	Verint Systems, Inc	3,630,083	0.2
38,424	*	WEX, Inc	4,330,769	0.3
		Other	134,017,959	7.6
			166,879,501	9.5
TECHNOLOGY HARDWARE & EQUIPMENT
43,038		Belden CDT, Inc	3,613,040	0.2
85,491	*	Cognex Corp	3,837,691	0.2
		Other	75,760,630	4.3
			83,211,361	4.7

28	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES			$13,287,343	0.8%
TRANSPORTATION
258,612	*	JetBlue Airways Corp	5,309,304	0.3
		Other	28,932,584	1.6
			34,241,888	1.9
UTILITIES
120,991	*	Dynegy, Inc	4,025,371	0.2
		Other	57,820,012	3.3
			61,845,383	3.5
		TOTAL COMMON STOCKS (Cost $1,301,617,061)	1,754,914,553	99.8

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			82,553	0.0
TELECOMMUNICATION SERVICES			139,956	0.0
		TOTAL RIGHTS / WARRANTS (Cost $207,423)	222,509	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
259,505,426	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	259,505,426	14.8
			259,505,426	14.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $259,505,426)	259,505,426	14.8
		TOTAL PORTFOLIO (Cost $1,561,329,910)	2,014,642,488	114.6
		OTHER ASSETS & LIABILITIES, NET	(256,120,012)	(14.6)
		NET ASSETS	$1,758,522,476	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $245,445,863.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	29

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2015

Principal		Issuer	Value	% of net assets
BONDS

CORPORATE BOND

INDIA			$89,110	0.0%
	TOTAL CORPORATE BONDS (Cost $90,412)		89,110	0.0
	TOTAL BONDS (Cost $90,412)		89,110	0.0

Shares		Company

COMMON STOCKS

BRAZIL
1,320,651		AMBEV S.A.	8,301,874	0.7
707,297		Banco Bradesco S.A. (Preference)	7,549,633	0.6
775,181		Banco Itau Holding Financeira S.A.	9,913,116	0.8
885,472	*	Petroleo Brasileiro S.A.	4,187,914	0.4
1,228,646	*	Petroleo Brasileiro S.A. (Preference)	5,321,638	0.5
		Other	53,442,091	4.5
			88,716,266	7.5
CHILE			15,878,163	1.3
CHINA
22,701,000		Bank of China Ltd	15,554,793	1.3
20,524,350		China Construction Bank	19,923,694	1.7
2,117,000		China Life Insurance Co Ltd	10,274,399	0.9
1,355,500		China Merchants Bank Co Ltd	4,068,724	0.3
1,721,500		China Mobile Hong Kong Ltd	24,588,677	2.1
1,170,000		China Overseas Land & Investment Ltd	4,873,494	0.4
760,200		China Pacific Insurance Group Co Ltd	4,120,481	0.4
5,333,000		CNOOC Ltd	9,093,895	0.8
21,122,000		Industrial & Commercial Bank of China	18,322,506	1.5
740,000		Ping An Insurance Group Co of China Ltd	10,582,915	0.9
1,441,400		Tencent Holdings Ltd	29,748,868	2.5
		Other	128,196,560	10.8
			279,349,006	23.6
COLOMBIA			7,929,932	0.7
CZECH REPUBLIC			2,267,225	0.2
EGYPT			2,490,388	0.2
GREECE			3,721,631	0.3
HONG KONG			12,575,800	1.1
HUNGARY			2,667,560	0.2
INDIA
417,860		Housing Development Finance Corp	7,685,742	0.6
257,538		Infosys Technologies Ltd	7,861,274	0.7
399,378		Reliance Industries Ltd	5,416,645	0.5
132,490		Tata Consultancy Services Ltd	5,139,189	0.4
		Other	49,806,073	4.2
			75,908,923	6.4
INDONESIA			26,517,221	2.2
Shares		Company	Value	% of net assets
KOREA, REPUBLIC OF
162,894		SK Hynix, Inc	$6,969,428	0.6%
19,162		Hyundai Mobis	4,213,301	0.3
43,312		Hyundai Motor Co	6,797,433	0.6
106,969		KB Financial Group, Inc	4,079,188	0.3
7,800		Naver Corp	4,716,490	0.4
18,256		POSCO	4,300,449	0.4
30,877		Samsung Electronics Co Ltd	40,506,108	3.4
5,758		Samsung Electronics Co Ltd (Preference)	5,842,593	0.5
118,764		Shinhan Financial Group Co Ltd	4,915,422	0.4
		Other	90,698,484	7.7
			173,038,896	14.6
MALAYSIA
796,140		Public Bank BHD	4,354,571	0.4
		Other	35,539,170	3.0
			39,893,741	3.4
MEXICO
9,288,370		America Movil S.A. de C.V. (Series L)	9,753,333	0.8
551,837	*	Fomento Economico Mexicano S.A. de C.V.	5,002,574	0.4
715,087		Grupo Financiero Banorte S.A. de C.V.	4,077,422	0.4
709,126	*	Grupo Televisa S.A.	5,161,062	0.5
		Other	28,831,590	2.4
			52,825,981	4.5
PERU			3,442,391	0.3
PHILIPPINES			14,596,654	1.2
POLAND			17,946,297	1.5
QATAR			8,941,237	0.7
RUSSIA
1,731,936		Gazprom OAO (ADR)	10,147,323	0.9
148,569		LUKOIL (ADR)	7,600,122	0.6
72,109		Magnit OAO (GDR)	3,956,084	0.3
807,748		Sberbank of Russian Federation (ADR)	4,794,202	0.4
		Other	19,556,399	1.7
			46,054,130	3.9
SOUTH AFRICA
954,191	e	FirstRand Ltd	4,558,259	0.4
469,880		MTN Group Ltd	9,434,680	0.8
110,717		Naspers Ltd (N Shares)	17,369,922	1.5
167,827		Sasol Ltd	6,757,298	0.6
346,332		Standard Bank Group Ltd	5,076,511	0.4
		Other	48,013,467	4.0
			91,210,137	7.7
TAIWAN
2,362,270		Cathay Financial Holding Co Ltd	4,126,944	0.3
1,920,812		Fubon Financial Holding Co Ltd	4,130,812	0.4
3,553,153		Hon Hai Precision Industry Co, Ltd	10,646,833	0.9
403,961		MediaTek, Inc	5,192,591	0.4
6,878,000		Taiwan Semiconductor Manufacturing Co Ltd	33,112,560	2.8
		Other	88,384,313	7.5
			145,594,053	12.3
THAILAND			25,922,178	2.2

30	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
TURKEY			$16,336,961	1.4%
UNITED ARAB EMIRATES			7,360,897	0.6
UNITED STATES
277,000	e	iShares Core MSCI Emerging Markets ETF	14,359,680	1.2
		Other	3,258,880	0.3
			17,618,560	1.5
	TOTAL COMMON STOCKS (Cost $1,103,825,159)		1,178,804,228	99.5

PREFERRED STOCKS

BRAZIL			3,175,830	0.3
PHILIPPINES			691	0.0
	TOTAL PREFERRED STOCKS (Cost $3,558,632)		3,176,521	0.3

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
45,062,427	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	45,062,427	3.8
			45,062,427	3.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,062,427)		45,062,427	3.8
	TOTAL PORTFOLIO (Cost $1,152,536,630)		1,227,132,286	103.6
	OTHER ASSETS & LIABILITIES, NET		(43,179,496)	(3.6)
	NET ASSETS		$1,183,952,790	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,114,529.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,153,869, or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2015

Sector	Value	% of net assets
FINANCIALS	$343,674,620	29.0%
INFORMATION TECHNOLOGY	212,245,874	17.9
CONSUMER DISCRETIONARY	104,851,015	8.9
ENERGY	99,792,267	8.4
CONSUMER STAPLES	91,143,889	7.7
TELECOMMUNICATION SERVICES	85,853,513	7.3
MATERIALS	84,018,779	7.1
INDUSTRIALS	80,641,293	6.8
UTILITIES	53,627,284	4.5
HEALTH CARE	26,221,325	2.2
SHORT-TERM INVESTMENTS	45,062,427	3.8
OTHER ASSETS & LIABILITIES, NET	(43,179,496)	(3.6)
NET ASSETS	$1,183,952,790	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	31

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
1,321,236		Australia & New Zealand Banking Group Ltd	$35,353,442	0.5%
1,538,181		BHP Billiton Ltd	39,279,560	0.6
778,498		Commonwealth Bank of Australia	54,492,499	0.8
1,136,377		National Australia Bank Ltd	32,904,214	0.5
1,490,136		Westpac Banking Corp	42,812,604	0.7
		Other	271,193,641	4.2
			476,035,960	7.3
AUSTRIA			13,540,298	0.2
BELGIUM
384,984	e	Anheuser-Busch InBev NV	46,871,138	0.7
		Other	36,042,371	0.6
			82,913,509	1.3
CHINA			1,041,361	0.0
DENMARK
963,439		Novo Nordisk AS	54,088,113	0.9
		Other	54,047,971	0.8
			108,136,084	1.7
FINLAND			52,430,360	0.8
FRANCE
509,489		BNP Paribas	32,174,877	0.5
573,540		Sanofi-Aventis	58,380,870	0.9
1,027,998		Total S.A.	55,666,041	0.8
		Other	477,422,369	7.3
			623,644,157	9.5
GERMANY
219,519	e	Allianz AG.	37,365,346	0.6
440,925	e	BASF SE	43,805,024	0.7
396,743	*	Bayer AG.	57,104,243	0.9
461,779		Daimler AG. (Registered)	44,398,514	0.7
1,522,183		Deutsche Telekom AG.	27,978,714	0.4
441,638		SAP AG.	33,372,373	0.5
380,481		Siemens AG.	41,389,446	0.6
		Other	304,550,674	4.6
			589,964,334	9.0
HONG KONG
5,785,400		AIA Group Ltd	38,475,654	0.6
		Other	173,978,467	2.7
			212,454,121	3.3
IRELAND			48,247,656	0.7
ISRAEL			36,874,669	0.6
ITALY			137,828,028	2.1
Shares		Company	Value	% of net assets
JAPAN
782,500		Honda Motor Co Ltd	$26,233,594	0.4%
6,134,880		Mitsubishi UFJ Financial Group, Inc	43,584,334	0.7
461,500		Softbank Corp	28,848,504	0.4
613,200		Sumitomo Mitsui Financial Group, Inc	26,775,124	0.4
1,312,700		Toyota Motor Corp	91,375,892	1.4
		Other	1,216,729,410	18.6
			1,433,546,858	21.9
JERSEY, C.I.			3,252,159	0.1
LUXEMBOURG			20,641,994	0.3
MACAU			2,313,075	0.0
MEXICO			1,176,938	0.0
NETHERLANDS
1,853,093	*	ING Groep NV	28,429,299	0.4
1,879,202		Royal Dutch Shell plc (A Shares)	59,251,681	0.9
1,174,314		Royal Dutch Shell plc (B Shares)	37,596,589	0.6
		Other	100,830,780	1.6
			226,108,349	3.5
NEW ZEALAND			9,476,615	0.1
NORWAY			42,412,518	0.7
PORTUGAL			10,450,198	0.2
SINGAPORE			93,725,827	1.4
SOUTH AFRICA			2,427,072	0.0
SPAIN
3,041,432		Banco Bilbao Vizcaya Argentaria S.A.	30,560,542	0.4
6,768,508		Banco Santander Central Hispano S.A.	51,173,767	0.8
2,147,102		Telefonica S.A.	32,679,835	0.5
		Other	110,738,944	1.7
			225,153,088	3.4
SWEDEN			191,768,890	2.9
SWITZERLAND
1,548,569		Nestle S.A.	120,144,506	1.9
1,104,884		Novartis AG.	112,777,848	1.7
337,237		Roche Holding AG.	96,502,086	1.5
1,753,370		UBS AG.	35,027,647	0.5
		Other	254,733,296	3.9
			619,185,383	9.5
UNITED KINGDOM
606,632		AstraZeneca plc	41,631,086	0.6
7,910,744		Barclays plc	30,950,389	0.5
1,637,589		BG Group plc	29,662,535	0.5
8,755,163		BP plc	63,145,692	1.0
894,313		British American Tobacco plc	49,136,756	0.8
3,910,448		BT Group plc	27,273,746	0.4
1,205,298		Diageo plc	33,461,916	0.5
2,333,253		GlaxoSmithKline plc	53,890,367	0.8

32	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund  ■  April 30, 2015

Shares		Company	Value	% of net assets
UNITED KINGDOM—continued
9,223,245		HSBC Holdings plc	$92,135,583	1.4%
27,473,509	*	Lloyds TSB Group plc	32,536,236	0.5
1,229,071		Prudential plc	30,600,818	0.5
310,310		Reckitt Benckiser Group plc	27,618,947	0.4
612,164		Rio Tinto plc	27,394,984	0.4
127,929,441	*,a,m	Rolls-Royce Holdings plc	196,372	0.0
780,908		Unilever NV	34,063,673	0.5
616,471		Unilever plc	27,022,666	0.4
12,727,231		Vodafone Group plc	44,840,658	0.7
		Other	545,464,638	8.3
			1,191,027,062	18.2
UNITED STATES			33,578,932	0.5
	TOTAL COMMON STOCKS (Cost $5,544,936,692)		6,489,355,495	99.2

RIGHTS / WARRANTS

SPAIN			1,119,602	0.0
	TOTAL RIGHTS / WARRANTS (Cost $1,088,803)		1,119,602	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			16,199,990	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
397,809,821	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$397,809,821	6.1%
			397,809,821	6.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $414,009,803)		414,009,811	6.4
	TOTAL PORTFOLIO (Cost $5,960,035,298)		6,904,484,908	105.6
	OTHER ASSETS & LIABILITIES, NET		(364,210,643)	(5.6)
	NET ASSETS		$6,540,274,265	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $377,979,628.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $6,086,740, or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2015

Sector	Value	% of net assets
FINANCIALS	$1,710,252,905	26.0%
CONSUMER DISCRETIONARY	832,501,190	12.7
INDUSTRIALS	821,879,304	12.6
HEALTH CARE	724,114,086	11.1
CONSUMER STAPLES	709,750,289	10.9
MATERIALS	481,789,641	7.4
ENERGY	359,341,786	5.5
TELECOMMUNICATION SERVICES	309,715,137	4.7
INFORMATION TECHNOLOGY	308,323,820	4.7
UTILITIES	232,806,939	3.6
SHORT-TERM INVESTMENTS	414,009,811	6.4
OTHER ASSETS & LIABILITIES, NET	(364,210,643)	(5.6)
NET ASSETS	$6,540,274,265	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	33

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2015

		Large-Cap	Large-Cap		Small-Cap	Emerging	International
	Equity	Growth	Value	S&P 500	Blend	Markets Equity	Equity
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund
ASSETS
Portfolio investments, at value*†	$9,796,080,869	$2,435,236,605	$3,195,494,925	$2,808,338,559	$1,755,137,062	$1,227,132,286	$6,506,478,715
Affiliated investments, at value‡	254,567,867	—	—	—	259,505,426	—	398,006,193
Cash	8,850,316	5,932,783	3,317,710	3,011,505	2,278,388	4,696,458	15,121,151
Cash – foreign^	—	—	—	—	—	483,713	3,049,974
Receivable from securities transactions	68,657	2,527,641	1,502,507	5,032,440	3,570,792	5,480,823	2,490,562
Receivable from Fund shares sold	10,975,321	2,234,696	5,135,602	2,040,230	1,783,197	1,668,447	4,327,589
Dividends and interest receivable	8,025,170	1,670,128	3,093,646	2,590,962	1,086,861	1,074,798	30,247,561
Receivable for variation margin on open futures contracts	—	—	—	—	8,044	—	—
Other	261,534	76,067	85,603	105,548	74,803	19,864	204,947
Total assets	10,078,829,734	2,447,677,920	3,208,629,993	2,821,119,244	2,023,444,573	1,240,556,389	6,959,926,692
LIABILITIES
Management fees payable	32,627	8,017	10,485	9,320	5,928	13,856	21,828
Service agreement fees payable	7,684	7,259	8,795	14,536	9,820	1,548	15,073
Distribution fees payable	158,755	—	—	—	—	2,860	27,174
Due to affiliates	97,394	22,156	31,281	27,194	17,381	10,636	62,925
Payable for collateral for securities loaned	254,567,867	39,961,341	32,536,246	12,366,861	259,505,426	45,062,427	397,809,821
Payable for securities transactions	10,567,699	1,790,352	2,661,720	7,273,542	4,943,391	5,368,184	2,867,826
Payable for Fund shares redeemed	2,921,534	201,271	293,791	269,288	308,905	5,450,177	18,242,379
Payable for trustee compensation	285,438	81,512	93,082	112,210	78,998	22,422	220,496
Payable for variation margin on futures contracts	177,354	50,182	98,350	—	—	—	248,286
Accrued expenses and other payables	184,887	50,382	77,330	74,133	52,248	671,489	136,619
Total liabilities	269,001,239	42,172,472	35,811,080	20,147,084	264,922,097	56,603,599	419,652,427
NET ASSETS	$9,809,828,495	$2,405,505,448	$3,172,818,913	$2,800,972,160	$1,758,522,476	$1,183,952,790	$6,540,274,265
NET ASSETS CONSIST OF:
Paid-in-capital	$6,377,449,639	$1,752,609,272	$2,730,396,097	$1,978,363,371	$1,299,161,302	$1,126,339,217	$5,563,157,549
Undistributed net investment income (loss)	82,225,795	10,282,516	41,516,065	29,381,400	5,218,401	3,332,702	57,640,444
Accumulated net realized gain (loss) on total investments	8,533,475	7,996,596	(33,249,560)	(35,304,325)	830,195	(19,738,115)	(24,828,052)
Net unrealized appreciation (depreciation) on total investments	3,341,619,586	634,617,064	434,156,311	828,531,714	453,312,578	74,018,986	944,304,324
NET ASSETS	$9,809,828,495	$2,405,505,448	$3,172,818,913	$2,800,972,160	$1,758,522,476	$1,183,952,790	$6,540,274,265
INSTITUTIONAL CLASS:
Net assets	$8,618,522,571	$2,057,153,408	$2,747,628,290	$2,100,984,985	$1,293,281,298	$1,089,995,454	$5,587,824,371
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	543,344,503	94,674,567	155,530,187	89,458,695	68,014,877	100,361,987	292,214,865
Net asset value per share	$15.86	$21.73	$17.67	$23.49	$19.01	$10.86	$19.12
PREMIER CLASS:
Net assets	$84,921,313	$—	$—	$—	$—	$8,671,005	$228,703,877
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,368,107	—	—	—	—	799,941	11,983,506
Net asset value per share	$15.82	$—	$—	$—	$—	$10.84	$19.08
RETIREMENT CLASS:
Net assets	$369,559,237	$348,352,040	$425,190,623	$699,987,175	$465,241,178	$75,417,707	$723,746,017
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,978,008	15,921,949	23,717,470	29,967,128	24,382,891	6,963,055	37,100,664
Net asset value per share	$16.08	$21.88	$17.93	$23.36	$19.08	$10.83	$19.51
RETAIL CLASS:
Net assets	$736,825,374	$—	$—	$—	$—	$9,868,624	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	45,684,626	—	—	—	—	911,156	—
Net asset value per share	$16.13	$—	$—	$—	$—	$10.83	$—
* Includes securities loaned of	$243,578,273	$38,371,759	$31,721,556	$12,185,152	$245,445,863	$42,114,529	$377,979,628
† Portfolio investments, cost	$6,454,276,550	$1,800,565,388	$2,761,197,814	$1,979,806,845	$1,301,824,484	$1,152,536,630	$5,562,033,077
‡ Affiliated investments, cost	$254,567,867	$—	$—	$—	$259,505,426	$—	$398,002,221
^ Foreign cash, cost	$—	$—	$—	$—	$—	$487,558	$3,048,211

34	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	35

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2015

		Large-Cap	Large-Cap		Small-Cap	Emerging	International
	Equity	Growth	Value	S&P 500	Blend	Markets Equity	Equity
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund
INVESTMENT INCOME
Dividends*	$120,609,755	$17,905,669	$55,998,178	$40,765,078	$11,600,822	$8,521,525	$96,029,336
Income from securities lending	1,929,734	189,025	267,052	95,477	2,619,426	295,418	2,290,216
Interest	4,466	626	778	400	342	996	2,710
Total income	122,543,955	18,095,320	56,266,008	40,860,955	14,220,590	8,817,939	98,322,262

EXPENSES
Management fees	1,866,787	437,673	592,993	531,292	335,102	719,764	1,201,972
Shareholder servicing – Institutional Class	7,312	2,509	2,955	1,996	2,308	3,782	8,949
Shareholder servicing – Premier Class	160	—	—	—	—	115	211
Shareholder servicing – Retirement Class	419,176	396,489	504,276	853,015	584,906	72,097	886,000
Shareholder servicing – Retail Class	151,283	—	—	—	—	5,496	—
Distribution fees – Premier Class	57,927	—	—	—	—	3,989	149,962
Distribution fees – Retail Class	844,373	—	—	—	—	10,893	—
Administrative service fees	241,721	56,195	79,062	68,156	42,451	26,621	152,994
Custody and accounting fees	54,178	25,616	33,772	31,790	20,207	254,700	192,692
Trustee fees and expenses	36,355	8,669	12,457	10,359	6,188	4,145	22,498
Other expenses	313,625	117,701	168,349	127,798	117,665	143,219	298,447
Total expenses	3,992,897	1,044,852	1,393,864	1,624,406	1,108,827	1,244,821	2,913,725
Net investment income (loss)	118,551,058	17,050,468	54,872,144	39,236,549	13,111,763	7,573,118	95,408,537

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	55,044,168	15,538,819	3,965,780	8,393,519	12,585,028	(4,863,349)	(11,639,800)
Futures transactions	3,943,553	224,685	741,704	72,183	380,714	(1,643)	555,577
Foreign currency transactions	407	—	—	—	731	73,636	(1,393,016)
Net realized gain (loss) on total investments	58,988,128	15,763,504	4,707,484	8,465,702	12,966,473	(4,791,356)	(12,477,239)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	256,140,806	102,049,173	20,594,390	63,775,841	49,800,143	45,098,583	277,905,597
Affiliated investments	—	—	—	—	—	—	3,973
Futures transactions	(1,506,767)	(74,881)	(214,770)	(34,744)	(18,533)	(343,181)	(1,604,625)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	8,327	636,532
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	254,634,039	101,974,292	20,379,620	63,741,097	49,781,610	44,763,729	276,941,477
Net realized and unrealized gain (loss) on total investments	313,622,167	117,737,796	25,087,104	72,206,799	62,748,083	39,972,373	264,464,238
Net increase (decrease) in net assets from operations	$432,173,225	$134,788,264	$79,959,248	$111,443,348	$75,859,846	$47,545,491	$359,872,775

* Net of foreign withholding taxes of	$24,957	$2,427	$12,074	$1,858	$5,486	$1,102,575	$7,697,344
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$(206,731)	$—

36	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2015	2014	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$118,551,058	$153,949,838	$17,050,468	$25,732,545	$54,872,144	$45,572,096	$39,236,549	$41,565,133	$13,111,763	$23,276,766	$7,573,118	$19,256,507
Net realized gain (loss) on total investments		58,988,128	53,304,284	15,763,504	29,451,375	4,707,484	56,312,219	8,465,702	(25,760,237)	12,966,473	61,850,981	(4,791,356)	(5,721,492)
Net change in unrealized appreciation (depreciation) on total investments		254,634,039	1,026,082,949	101,974,292	210,825,582	20,379,620	207,345,740	63,741,097	328,240,024	49,781,610	42,391,877	44,763,729	(5,293,189)
Net increase (decrease) in net assets from operations		432,173,225	1,233,337,071	134,788,264	266,009,502	79,959,248	309,230,055	111,443,348	344,044,920	75,859,846	127,519,624	47,545,491	8,241,826

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(145,554,438)	(116,054,885)	(24,516,851)	(17,635,277)	(45,115,478)	(29,160,464)	(33,277,092)	(25,640,962)	(18,457,791)	(15,224,200)	(19,394,737)	(12,672,461)
	Premier Class	(1,251,294)	(1,036,604)	—	—	—	—	—	—	—	—	(96,628)	(127,990)
	Retirement Class	(4,999,376)	(3,968,167)	(3,489,780)	(2,813,471)	(6,179,592)	(5,189,568)	(10,575,717)	(7,611,475)	(6,261,127)	(5,992,112)	(969,776)	(542,743)
	Retail Class	(9,906,376)	(7,755,859)	—	—	—	—	—	—	—	—	(147,012)	(108,100)
From realized gains:	Institutional Class	(43,153,557)	(22,126,626)	(28,801,809)	(3,986,847)	(63,927,767)	(38,506,904)	—	—	(44,358,526)	(33,546,084)	—	—
	Premier Class	(399,922)	(214,440)	—	—	—	—	—	—	—	—	—	—
	Retirement Class	(1,704,624)	(870,246)	(4,909,622)	(773,390)	(9,983,098)	(7,774,897)	—	—	(18,004,045)	(15,562,005)	—	—
	Retail Class	(3,478,432)	(1,772,015)	—	—	—	—	—	—	—	—	—	—
Total distributions		(210,448,019)	(153,798,842)	(61,718,062)	(25,208,985)	(125,205,935)	(80,631,833)	(43,852,809)	(33,252,437)	(87,081,489)	(70,324,401)	(20,608,153)	(13,451,294)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	667,972,183	1,240,431,761	373,757,250	690,242,259	563,206,020	1,034,611,465	274,954,428	388,895,553	139,524,128	182,029,515	175,011,133	360,022,032
	Premier Class	13,904,467	14,615,819	—	—	—	—	—	—	—	—	4,111,433	2,712,224
	Retirement Class	59,913,985	51,949,171	52,054,228	65,956,252	58,422,697	92,087,233	91,989,687	143,616,241	14,915,646	46,631,534	25,952,193	27,036,843
	Retail Class	97,072,542	90,343,936	—	—	—	—	—	—	—	—	1,699,329	4,031,365
Reinvestments of distributions:	Institutional Class	187,888,356	137,480,928	46,521,490	20,566,627	91,513,985	61,138,820	32,721,820	25,178,656	62,547,479	48,516,556	19,350,146	12,664,206
	Premier Class	1,646,902	1,251,044	—	—	—	—	—	—	—	—	96,628	127,990
	Retirement Class	6,703,280	4,838,413	8,399,402	3,586,861	16,162,690	12,960,321	10,575,717	7,611,475	24,259,546	21,554,117	969,776	542,743
	Retail Class	12,804,584	9,011,702	—	—	—	—	—	—	—	—	137,324	103,271
Redemptions:	Institutional Class	(431,211,820)	(1,042,513,843)	(176,040,745)	(320,589,228)	(229,866,214)	(285,487,631)	(65,858,943)	(274,046,202)	(55,439,825)	(166,630,687)	(71,381,421)	(105,863,959)
	Premier Class	(2,648,249)	(15,115,543)	—	—	—	—	—	—	—	—	(211,551)	(4,613,503)
	Retirement Class	(20,081,215)	(46,619,838)	(21,870,331)	(49,352,214)	(28,211,824)	(58,573,313)	(73,137,734)	(67,593,070)	(46,134,839)	(114,874,531)	(4,609,187)	(10,799,143)
	Retail Class	(35,268,312)	(66,089,036)	—	—	—	—	—	—	—	—	(1,068,059)	(2,261,685)
Net increase (decrease) from shareholder transactions		558,696,703	379,584,514	282,821,294	410,410,557	471,227,354	856,736,895	271,244,975	223,662,653	139,672,135	17,226,504	150,057,744	283,702,384
Net increase (decrease) in net assets		780,421,909	1,459,122,743	355,891,496	651,211,074	425,980,667	1,085,335,117	338,835,514	534,455,136	128,450,492	74,421,727	176,995,082	278,492,916

NET ASSETS
Beginning of period		9,029,406,586	7,570,283,843	2,049,613,952	1,398,402,878	2,746,838,246	1,661,503,129	2,462,136,646	1,927,681,510	1,630,071,984	1,555,650,257	1,006,957,708	728,464,792
End of period		$9,809,828,495	$9,029,406,586	$2,405,505,448	$2,049,613,952	$3,172,818,913	$2,746,838,246	$2,800,972,160	$2,462,136,646	$1,758,522,476	$1,630,071,984	$1,183,952,790	$1,006,957,708
Undistributed net investment income (loss) included in net assets		$82,225,795	$125,386,221	$10,282,516	$21,238,679	$41,516,065	$37,938,991	$29,381,400	$33,997,660	$5,218,401	$16,825,556	$3,332,702	$16,367,737

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	42,663,540	85,471,245	17,442,107	35,380,714	31,763,669	60,756,687	11,882,609	18,119,649	7,345,990	9,768,998	17,269,278	34,216,275
	Premier Class	884,874	1,012,282	—	—	—	—	—	—	—	—	390,676	255,541
	Retirement Class	3,754,917	3,525,060	2,411,611	3,350,732	3,255,860	5,307,547	3,994,108	6,748,683	780,094	2,472,334	2,529,214	2,533,119
	Retail Class	6,039,631	6,158,130	—	—	—	—	—	—	—	—	166,224	381,551
Shares reinvested:	Institutional Class	12,492,577	10,153,687	2,290,571	1,129,414	5,367,389	3,909,132	1,460,796	1,269,725	3,502,098	2,711,937	2,013,542	1,240,373
	Premier Class	109,720	92,533	—	—	—	—	—	—	—	—	10,065	12,548
	Retirement Class	438,983	352,141	410,328	195,469	933,720	816,141	474,247	385,391	1,352,260	1,200,118	101,124	53,210
	Retail Class	836,354	653,970	—	—	—	—	—	—	—	—	14,305	10,125
Shares redeemed:	Institutional Class	(27,357,140)	(71,249,393)	(8,290,609)	(16,543,582)	(13,061,650)	(17,126,264)	(2,821,959)	(12,644,152)	(2,907,323)	(8,864,807)	(7,212,681)	(9,948,788)
	Premier Class	(168,262)	(1,070,037)	—	—	—	—	—	—	—	—	(20,828)	(444,571)
	Retirement Class	(1,267,578)	(3,189,510)	(1,034,844)	(2,538,953)	(1,579,016)	(3,460,274)	(3,185,936)	(3,249,876)	(2,448,718)	(6,191,676)	(438,937)	(1,009,699)
	Retail Class	(2,208,029)	(4,485,423)	—	—	—	—	—	—	—	—	(105,303)	(216,094)
Net increase (decrease) from shareholder transactions		36,219,587	27,424,685	13,229,164	20,973,794	26,679,972	50,202,969	11,803,865	10,629,420	7,624,401	1,096,904	14,716,679	27,083,590

38	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	39

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30,	October 31,
		2015	2014
		(unaudited )
OPERATIONS
Net investment income (loss)		$95,408,537	$214,003,135
Net realized gain (loss) on total investments		(12,477,239)	16,395,608
Net change in unrealized appreciation (depreciation) on total investments		276,941,477	(220,450,947)
Net increase (decrease) in net assets from operations		359,872,775	9,947,796

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(184,332,087)	(127,704,968)
	Premier Class	(6,929,632)	(5,594,046)
	Retirement Class	(24,398,260)	(19,192,693)
	Retail Class	—	—
From realized gains:	Institutional Class	(8,064,501)	—
	Premier Class	(315,593)	—
	Retirement Class	(1,153,159)	—
	Retail Class	—	—
Total distributions		(225,193,232)	(152,491,707)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	577,176,042	1,022,602,532
	Premier Class	32,242,133	43,072,414
	Retirement Class	38,041,853	93,555,397
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	190,852,899	126,962,652
	Premier Class	7,241,372	5,594,046
	Retirement Class	25,551,419	19,190,929
	Retail Class	—	—
Redemptions:	Institutional Class	(246,786,344)	(541,213,919)
	Premier Class	(7,119,638)	(51,845,938)
	Retirement Class	(98,940,327)	(122,839,855)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		518,259,409	595,078,258
Net increase (decrease) in net assets		652,938,952	452,534,347

NET ASSETS
Beginning of period		5,887,335,313	5,434,800,966
End of period		$6,540,274,265	$5,887,335,313
Undistributed net investment income (loss) included in net assets		$57,640,444	$177,891,886

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	31,673,084	53,238,400
	Premier Class	1,737,825	2,245,513
	Retirement Class	2,030,841	4,767,925
	Retail Class	—	—
Shares reinvested:	Institutional Class	10,987,501	6,956,858
	Premier Class	417,611	307,028
	Retirement Class	1,441,141	1,031,216
	Retail Class	—	—
Shares redeemed:	Institutional Class	(13,505,388)	(28,122,788)
	Premier Class	(385,673)	(2,748,992)
	Retirement Class	(5,335,477)	(6,263,672)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		29,061,465	31,411,488

40	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	41

Financial highlights

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss)[a]		investments	operations	income	gains	distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss	)	rate

EQUITY INDEX FUND												EQUITY INDEX FUND
Institutional Class:	4/30/15	§	$15.51	$0.20		$0.51	$0.71	$(0.28)	$(0.08)	$(0.36)	$15.86	Institutional Class:	4/30/15	§	4.75%[b]		$8,618,523	0.05%[c]		0.05%[c]		2.57%[c]		2%[b]
	10/31/14		13.65	0.27		1.88	2.15	(0.24)	(0.05)	(0.29)	15.51		10/31/14		16.00		7,998,323	0.05		0.05		1.88		6
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)	(0.25)	13.65		10/31/13		28.85		6,705,277	0.06		0.06		2.09		8	[f]
	10/31/12		9.58	0.21		1.18	1.39	(0.13)	—	(0.13)	10.84		10/31/12		14.75		3,706,630	0.07		0.07		2.08		6	[f]
	10/31/11		9.03	0.18		0.53	0.71	(0.16)	—	(0.16)	9.58		10/31/11		7.88		1,749,384	0.07		0.07		1.83		11
	10/31/10	†	8.70	0.01		0.32	0.33	—	—	—	9.03		10/31/10	†	3.79	[b]	1,484,700	0.12	[c]	0.09	c	1.15	[c]	0	[b]
	9/30/10		7.97	0.16		0.70	0.86	(0.13)	—	(0.13)	8.70		9/30/10		10.90		1,361,428	0.08		0.08		1.87		9
Premier Class:	4/30/15	§	15.46	0.19		0.51	0.70	(0.26)	(0.08)	(0.34)	15.82	Premier Class:	4/30/15	§	4.69	[b]	84,921	0.20	[c]	0.20	c	2.44	[c]	2	[b]
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)	(0.27)	15.46		10/31/14		15.81		70,236	0.20		0.20		1.73		6
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)	(0.24)	13.61		10/31/13		28.68		61,343	0.21		0.21		1.95		8	[f]
	10/31/12		9.56	0.20		1.17	1.37	(0.12)	—	(0.12)	10.81		10/31/12		14.56		48,184	0.22		0.22		1.90		6	[f]
	10/31/11		9.03	0.16		0.52	0.68	(0.15)	—	(0.15)	9.56		10/31/11		7.60		20,918	0.22		0.22		1.63		11
	10/31/10	†	8.69	0.01		0.33	0.34	—	—	—	9.03		10/31/10	†	3.91	[b]	7,776	0.28	[c]	0.24	c	1.00	[c]	0	[b]
	9/30/10		7.97	0.16		0.69	0.85	(0.13)	—	(0.13)	8.69		9/30/10		10.73		4,812	0.24		0.24		1.86		9
Retirement Class:	4/30/15	§	15.71	0.19		0.51	0.70	(0.25)	(0.08)	(0.33)	16.08	Retirement Class:	4/30/15	§	4.56	[b]	369,559	0.30	[c]	0.30	c	2.35	[c]	2	[b]
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)	(0.26)	15.71		10/31/14		15.76		314,958	0.30		0.30		1.63		6
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)	(0.22)	13.82		10/31/13		28.52		267,636	0.31		0.31		1.86		8	[f]
	10/31/12		9.69	0.19		1.20	1.39	(0.11)	—	(0.11)	10.97		10/31/12		14.46		195,671	0.32		0.32		1.85		6	[f]
	10/31/11		9.13	0.16		0.53	0.69	(0.13)	—	(0.13)	9.69		10/31/11		7.61		204,345	0.32		0.32		1.59		11
	10/31/10	†	8.79	0.01		0.33	0.34	—	—	—	9.13		10/31/10	†	3.87	[b]	242,319	0.37	[c]	0.34	c	0.90	[c]	0	[b]
	9/30/10		8.06	0.14		0.71	0.85	(0.12)	—	(0.12)	8.79		9/30/10		10.63		251,201	0.33		0.33		1.62		9
Retail Class:	4/30/15	§	15.75	0.18		0.52	0.70	(0.24)	(0.08)	(0.32)	16.13	Retail Class:	4/30/15	§	4.57	[b]	736,825	0.35	[c]	0.35	c	2.29	[c]	2	[b]
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)	(0.25)	15.75		10/31/14		15.73		645,889	0.36		0.36		1.58		6
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)	(0.21)	13.85		10/31/13		28.49		536,027	0.38		0.38		1.79		8	[f]
	10/31/12		9.72	0.18		1.20	1.38	(0.11)	—	(0.11)	10.99		10/31/12		14.35		397,199	0.40		0.40		1.76		6	[f]
	10/31/11		9.17	0.16		0.53	0.69	(0.14)	—	(0.14)	9.72		10/31/11		7.54		361,203	0.29		0.29		1.61		11
	10/31/10	†	8.83	0.01		0.33	0.34	—	—	—	9.17		10/31/10	†	3.85	[b]	348,162	0.31	[c]	0.28	c	0.96	[c]	0	[b]
	9/30/10		8.09	0.14		0.72	0.86	(0.12)	—	(0.12)	8.83		9/30/10		10.71		336,495	0.26		0.26		1.69		9

LARGE-CAP GROWTH INDEX FUND												LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/15	§	21.03	0.17		1.16	1.33	(0.29)	(0.34)	(0.63)	21.73	Institutional Class:	4/30/15	§	6.54	[b]	2,057,153	0.06	[c]	0.06	c	1.59	[c]	5	[b]
	10/31/14		18.29	0.30		2.76	3.06	(0.26)	(0.06)	(0.32)	21.03		10/31/14		17.00		1,750,638	0.06		0.06		1.56		21
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—	(0.27)	18.29		10/31/13		28.14		1,157,001	0.07		0.07		1.81		19	[f]
	10/31/12		13.06	0.23		1.44	1.67	(0.19)	—	(0.19)	14.54		10/31/12		12.96		971,051	0.07		0.07		1.66		24	[f]
	10/31/11		12.04	0.19		0.99	1.18	(0.16)	—	(0.16)	13.06		10/31/11		9.85		568,586	0.08		0.08		1.45		24
	10/31/10	†	11.49	0.01		0.54	0.55	—	—	—	12.04		10/31/10	†	4.79	[b]	470,424	0.19	[c]	0.09	c	0.71	[c]	0	[b]
	9/30/10		10.35	0.17		1.11	1.28	(0.14)	—	(0.14)	11.49		9/30/10		12.49		422,219	0.09		0.09		1.55		34
Retirement Class:	4/30/15	§	21.15	0.14		1.17	1.31	(0.24)	(0.34)	(0.58)	21.88	Retirement Class:	4/30/15	§	6.40	[b]	348,352	0.31	[c]	0.31	c	1.35	[c]	5	[b]
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)	(0.27)	21.15		10/31/14		16.72		298,976	0.31		0.31		1.31		21
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—	(0.23)	18.39		10/31/13		27.90		241,402	0.32		0.32		1.60		19	[f]
	10/31/12		13.12	0.20		1.45	1.65	(0.16)	—	(0.16)	14.61		10/31/12		12.69		231,810	0.32		0.32		1.42		24	[f]
	10/31/11		12.10	0.16		0.99	1.15	(0.13)	—	(0.13)	13.12		10/31/11		9.51		173,769	0.33		0.33		1.20		24
	10/31/10	†	11.55	0.00	[d]	0.55	0.55	—	—	—	12.10		10/31/10	†	4.76	[b]	161,099	0.44	[c]	0.34	c	0.45	[c]	0	[b]
	9/30/10		10.41	0.15		1.12	1.27	(0.13)	—	(0.13)	11.55		9/30/10		12.22		162,611	0.34		0.34		1.30		34

LARGE-CAP VALUE INDEX FUND												LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/15	§	17.97	0.33		0.16	0.49	(0.33)	(0.46)	(0.79)	17.67	Institutional Class:	4/30/15	§	2.88	[b]	2,747,628	0.06	[c]	0.06	c	3.74	[c]	6	[b]
	10/31/14		16.19	0.38		2.16	2.54	(0.33)	(0.43)	(0.76)	17.97		10/31/14		16.38		2,362,546	0.06		0.06		2.23		21
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)	(0.64)	16.19		10/31/13		28.07		1,359,068	0.07		0.07		2.41		19	[f]
	10/31/12		11.99	0.31		1.59	1.90	(0.28)	(0.34)	(0.62)	13.27		10/31/12		16.70		1,134,741	0.08		0.08		2.48		20	[f]
	10/31/11		11.52	0.28		0.42	0.70	(0.22)	(0.01)	(0.23)	11.99		10/31/11		6.13		605,062	0.08		0.08		2.27		27
	10/31/10	†	11.18	0.02		0.32	0.34	—	—	—	11.52		10/31/10	†	3.04	[b]	514,065	0.19	[c]	0.09	c	1.67	[c]	0	[b]
	9/30/10		10.49	0.25		0.66	0.91	(0.22)	—	(0.22)	11.18		9/30/10		8.82		462,184	0.09		0.09		2.29		36
Retirement Class:	4/30/15	§	18.21	0.31		0.16	0.47	(0.29)	(0.46)	(0.75)	17.93	Retirement Class:	4/30/15	§	2.72	[b]	425,191	0.31	[c]	0.31	c	3.47	[c]	6	[b]
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)	(0.72)	18.21		10/31/14		16.07		384,292	0.31		0.31		2.00		21
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)	(0.60)	16.40		10/31/13		27.79		302,435	0.32		0.32		2.15		19	[f]
	10/31/12		12.12	0.29		1.61	1.90	(0.25)	(0.34)	(0.59)	13.43		10/31/12		16.46		226,640	0.32		0.32		2.28		20	[f]
	10/31/11		11.64	0.25		0.43	0.68	(0.19)	(0.01)	(0.20)	12.12		10/31/11		5.88		192,336	0.33		0.33		2.02		27
	10/31/10	†	11.30	0.01		0.33	0.34	—	—	—	11.64		10/31/10	†	3.01	[b]	173,247	0.43	[c]	0.34	c	1.43	[c]	0	[b]
	9/30/10		10.61	0.22		0.67	0.89	(0.20)	—	(0.20)	11.30		9/30/10		8.52		176,489	0.34		0.34		2.03		36

42	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	43

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss	)	rate

S&P 500 INDEX FUND												S&P 500 INDEX FUND
Institutional Class:	4/30/15	§	$22.92	$0.35		$0.63	$0.98	$(0.41)	$ —	$(0.41)	$23.49	Institutional Class:	4/30/15	§	4.36%[b]		$2,100,985	0.06%[c]		0.06%[c]		3.02%[c]		4%[b]
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92		10/31/14		17.16		1,808,921	0.06		0.06		1.97		9
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91		10/31/13		27.08		1,436,986	0.06		0.06		2.19		4	[f]
	10/31/12		14.27	0.33		1.78	2.11	(0.27)	(0.06)	(0.33)	16.05		10/31/12		15.14		1,342,205	0.07		0.07		2.13		7	[f]
	10/31/11		13.51	0.28		0.79	1.07	(0.31)	—	(0.31)	14.27		10/31/11		7.96		884,211	0.07		0.07		1.96		14
	10/31/10	†	13.02	0.01		0.48	0.49	—	—	—	13.51		10/31/10	†	3.76	[b]	725,376	0.15	[c]	0.09	[c]	1.26	[c]	0	[b]
	9/30/10		12.06	0.25		0.95	1.20	(0.24)	—	(0.24)	13.02		9/30/10		10.07		740,600	0.08		0.08		1.99		12
Retirement Class:	4/30/15	§	22.77	0.32		0.63	0.95	(0.36)	—	(0.36)	23.36	Retirement Class:	4/30/15	§	4.24	[b]	699,987	0.31	[c]	0.31	[c]	2.75	[c]	4	[b]
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77		10/31/14		16.84		653,216	0.31		0.31		1.72		9
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79		10/31/13		26.73		490,695	0.31		0.31		1.92		4	[f]
	10/31/12		14.19	0.29		1.78	2.07	(0.24)	(0.06)	(0.30)	15.96		10/31/12		14.85		396,922	0.32		0.32		1.89		7	[f]
	10/31/11		13.44	0.24		0.78	1.02	(0.27)	—	(0.27)	14.19		10/31/11		7.75		352,405	0.32		0.32		1.71		14
	10/31/10	†	12.95	0.01		0.48	0.49	—	—	—	13.44		10/31/10	†	3.71	[b]	338,947	0.40	[c]	0.34	[c]	1.01	[c]	0	[b]
	9/30/10		12.00	0.22		0.95	1.17	(0.22)	—	(0.22)	12.95		9/30/10		9.82		339,172	0.33		0.33		1.74		12

SMALL-CAP BLEND INDEX FUND												SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/15	§	19.22	0.15		0.69	0.84	(0.31)	(0.74)	(1.05)	19.01	Institutional Class:	4/30/15	§	4.73	[b]	1,293,281	0.06	[c]	0.06	[c]	1.63	[c]	5	[b]
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22		10/31/14		8.32		1,154,539	0.06		0.06		1.50		24
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58		10/31/13		36.38		1,048,944	0.07		0.07		1.92		17	[f]
	10/31/12		13.17	0.25		1.33	1.58	(0.20)	(0.31)	(0.51)	14.24		10/31/12		12.48		648,984	0.08		0.08		1.81		17	[f]
	10/31/11		12.49	0.17		0.66	0.83	(0.15)	—	(0.15)	13.17		10/31/11		6.64		447,756	0.08		0.08		1.26		25
	10/31/10	†	12.00	0.01		0.48	0.49	—	—	—	12.49		10/31/10	†	4.08	[b]	354,242	0.18	[c]	0.09	[c]	0.79	[c]	0	[b]
	9/30/10		10.69	0.14		1.26	1.40	(0.09)	—	(0.09)	12.00		9/30/10		13.25		316,168	0.10		0.09		1.22		21
Retirement Class:	4/30/15	§	19.25	0.13		0.70	0.83	(0.26)	(0.74)	(1.00)	19.08	Retirement Class:	4/30/15	§	4.64	[b]	465,241	0.31	[c]	0.31	[c]	1.40	[c]	5	[b]
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25		10/31/14		8.01		475,533	0.31		0.31		1.25		24
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62		10/31/13		36.10		506,706	0.32		0.32		1.67		17	[f]
	10/31/12		13.18	0.22		1.33	1.55	(0.16)	(0.31)	(0.47)	14.26		10/31/12		12.20		311,294	0.33		0.33		1.57		17	[f]
	10/31/11		12.51	0.14		0.65	0.79	(0.12)	—	(0.12)	13.18		10/31/11		6.30		325,760	0.33		0.33		1.02		25
	10/31/10	†	12.02	0.01		0.48	0.49	—	—	—	12.51		10/31/10	†	4.08	[b]	383,599	0.43	[c]	0.34	[c]	0.54	[c]	0	[b]
	9/30/10		10.71	0.11		1.28	1.39	(0.08)	—	(0.08)	12.02		9/30/10		13.07		386,480	0.35		0.34		0.97		21

44	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	45

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income	(loss) on total	investment	investment	realized	and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

EMERGING MARKETS EQUITY INDEX FUND											EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/15	§	$10.68	$0.08	$0.31	$0.39	$(0.21)	$ —	$(0.21)	$10.86	Institutional Class:	4/30/15	§	3.93%[b]		$1,089,995	0.22%[c]		0.22%[c]		1.49%[c]		21%[b]
	10/31/14		10.84	0.24	(0.20)	0.04	(0.20)	—	(0.20)	10.68		10/31/14		0.42		942,827	0.23		0.23		2.29		13
	10/31/13		10.37	0.23	0.39	0.62	(0.15)	—	(0.15)	10.84		10/31/13		6.06		680,382	0.29		0.25		2.25		13
	10/31/12		10.24	0.24	0.09	0.33	(0.16)	(0.04)	(0.20)	10.37		10/31/12		3.31		289,041	0.38		0.25		2.42		25	[f]
	10/31/11		11.33	0.25	(1.31)	(1.06)	(0.02)	(0.01)	(0.03)	10.24		10/31/11		(9.36)		149,206	0.46		0.25		2.26		38
	10/31/10	‡	10.00	0.03	1.30	1.33	—	—	—	11.33		10/31/10	‡	13.30	[b]	109,910	1.30	[c]	0.25	[c]	1.37	[c]	2	[b]
Premier Class:	4/30/15	§	10.65	0.07	0.32	0.39	(0.20)	—	(0.20)	10.84	Premier Class:	4/30/15	§	3.90	[b]	8,671	0.38	[c]	0.38	[c]	1.40	[c]	21	[b]
	10/31/14		10.82	0.21	(0.19)	0.02	(0.19)	—	(0.19)	10.65		10/31/14		0.23		4,475	0.39		0.39		1.95		13
	10/31/13		10.35	0.22	0.39	0.61	(0.14)	—	(0.14)	10.82		10/31/13		5.96		6,454	0.44		0.40		2.16		13
	10/31/12		10.23	0.24	0.06	0.30	(0.14)	(0.04)	(0.18)	10.35		10/31/12		3.06		2,016	0.54		0.40		2.38		25	[f]
	10/31/11		11.33	0.23	(1.30)	(1.07)	(0.02)	(0.01)	(0.03)	10.23		10/31/11		(9.50)		1,330	0.62		0.40		2.04		38
	10/31/10	‡	10.00	0.02	1.31	1.33	—	—	—	11.33		10/31/10	‡	13.30	[b]	1,133	2.18	[c]	0.40	[c]	1.22	[c]	2	[b]
Retirement Class:	4/30/15§		10.64	0.06	0.32	0.38	(0.19)	—	(0.19)	10.83	Retirement Class:	4/30/15	§	3.81	[b]	75,418	0.47	[c]	0.47	[c]	1.27	[c]	21	[b]
	10/31/14		10.80	0.21	(0.20)	0.01	(0.17)	—	(0.17)	10.64		10/31/14		0.17		50,771	0.48		0.48		2.01		13
	10/31/13		10.34	0.20	0.40	0.60	(0.14)	—	(0.14)	10.80		10/31/13		5.79		34,503	0.54		0.50		1.96		13
	10/31/12		10.22	0.23	0.07	0.30	(0.14)	(0.04)	(0.18)	10.34		10/31/12		3.03		24,877	0.63		0.50		2.28		25	[f]
	10/31/11		11.33	0.26	(1.35)	(1.09)	(0.01)	(0.01)	(0.02)	10.22		10/31/11		(9.61)		9,356	0.70		0.50		2.38		38
	10/31/10	‡	10.00	0.02	1.31	1.33	—	—	—	11.33		10/31/10	‡	13.30	[b]	1,133	2.27	[c]	0.50	[c]	1.12	[c]	2	[b]
Retail Class:	4/30/15	§	10.63	0.06	0.31	0.37	(0.17)	—	(0.17)	10.83	Retail Class:	4/30/15	§	3.73	[b]	9,869	0.60	[c]	0.60	[c]	1.11	[c]	21	[b]
	10/31/14		10.79	0.19	(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63		10/31/14		0.04		8,885	0.64		0.64		1.83		13
	10/31/13		10.32	0.19	0.40	0.59	(0.12)	—	(0.12)	10.79		10/31/13		5.70		7,127	0.73		0.64		1.81		13
	10/31/12		10.21	0.20	0.07	0.27	(0.12)	(0.04)	(0.16)	10.32		10/31/12		2.73		5,773	0.83		0.64		2.00		25	[f]
	10/31/11		11.32	0.22	(1.31)	(1.09)	(0.01)	(0.01)	(0.02)	10.21		10/31/11		(9.64)		5,313	0.88		0.64		1.99		38
	10/31/10	‡	10.00	0.02	1.30	1.32	—	—	—	11.32		10/31/10	‡	13.20	[b]	1,776	2.18	[c]	0.64	[c]	0.89	[c]	2	[b]

INTERNATIONAL EQUITY INDEX FUND											INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/15	§	18.82	0.29	0.73	1.02	(0.69)	(0.03)	(0.72)	19.12	Institutional Class:	4/30/15	§	5.80	[b]	5,587,824	0.06	[c]	0.06	[c]	3.22	[c]	2	[b]
	10/31/14		19.31	0.72	(0.67)	0.05	(0.54)	—	(0.54)	18.82		10/31/14		0.37		4,949,536	0.06		0.06		3.73		5
	10/31/13		15.73	0.54	3.54	4.08	(0.50)	—	(0.50)	19.31		10/31/13		26.65		4,459,896	0.07		0.07		3.13		3
	10/31/12		15.23	0.55	0.39	0.94	(0.44)	—	(0.44)	15.73		10/31/12		6.43		2,833,093	0.08		0.08		3.69		6	[f]
	10/31/11		16.43	0.53	(1.38)	(0.85)	(0.35)	—	(0.35)	15.23		10/31/11		(5.32)		1,647,918	0.09		0.09		3.23		6
	10/31/10	†	15.82	0.01	0.60	0.61	—	—	—	16.43		10/31/10	†	3.86	[b]	1,203,484	0.15	[c]	0.15	[c]	0.88	[c]	3	[b]
	9/30/10		15.67	0.44	0.05	0.49	(0.34)	—	(0.34)	15.82		9/30/10		3.14		1,001,071	0.10		0.10		2.88		11
Premier Class:	4/30/15	§	18.77	0.28	0.72	1.00	(0.66)	(0.03)	(0.69)	19.08	Premier Class:	4/30/15	§	5.70	[b]	228,704	0.21	[c]	0.21	[c]	3.09	[c]	2	[b]
	10/31/14		19.26	0.68	(0.65)	0.03	(0.52)	—	(0.52)	18.77		10/31/14		0.23		191,665	0.21		0.21		3.55		5
	10/31/13		15.69	0.51	3.54	4.05	(0.48)	—	(0.48)	19.26		10/31/13		26.47		200,497	0.22		0.22		2.97		3
	10/31/12		15.20	0.53	0.38	0.91	(0.42)	—	(0.42)	15.69		10/31/12		6.25		162,307	0.23		0.23		3.53		6	[f]
	10/31/11		16.41	0.49	(1.36)	(0.87)	(0.34)	—	(0.34)	15.20		10/31/11		(5.44)		125,215	0.24		0.24		3.02		6
	10/31/10	†	15.80	0.01	0.60	0.61	—	—	—	16.41		10/31/10	†	3.86	[b]	60,259	0.30	[c]	0.30	[c]	0.73	[c]	3	[b]
	9/30/10		15.67	0.48	(0.02)	0.46	(0.33)	—	(0.33)	15.80		9/30/10		2.97		39,623	0.25		0.25		3.24		11
Retirement Class:	4/30/15	§	19.15	0.27	0.76	1.03	(0.64)	(0.03)	(0.67)	19.51	Retirement Class:	4/30/15	§	5.71	[b]	723,746	0.31	[c]	0.31	[c]	2.91	[c]	2	[b]
	10/31/14		19.64	0.69	(0.68)	0.01	(0.50)	—	(0.50)	19.15		10/31/14		0.11		746,134	0.31		0.31		3.51		5
	10/31/13		15.99	0.50	3.61	4.11	(0.46)	—	(0.46)	19.64		10/31/13		26.35		774,407	0.32		0.32		2.86		3
	10/31/12		15.47	0.53	0.38	0.91	(0.39)	—	(0.39)	15.99		10/31/12		6.13		645,359	0.33		0.33		3.46		6	[f]
	10/31/11		16.68	0.51	(1.42)	(0.91)	(0.30)	—	(0.30)	15.47		10/31/11		(5.54)		625,016	0.34		0.34		3.02		6
	10/31/10	†	16.06	0.01	0.61	0.62	—	—	—	16.68		10/31/10	†	3.86	[b]	783,583	0.40	[c]	0.40	[c]	0.62	[c]	3	[b]
	9/30/10		15.92	0.39	0.06	0.45	(0.31)	—	(0.31)	16.06		9/30/10		2.85		801,279	0.35		0.35		2.55		11

§	Unaudited
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.
‡	The Fund commenced operations on August 31, 2010.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

46	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	47

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

48	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds expect to adopt the Update for the October 31, 2015 annual report.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities, including equity linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2015, there were no material transfers between levels by the Funds.

As of April 30, 2015, 100% of the value of investments in the Large-Cap Growth Fund and the S&P 500 Index Fund were valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	49

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2015, based on the inputs used to value them.

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$1,391,989,704	$—	$31,697	$1,392,021,401
Information technology	1,883,821,683	71,733	—	1,883,893,416
Telecommunications	204,033,000	—	49,856	204,082,856
All other equity investments*	6,304,683,601	—	—	6,304,683,601
Short-term investments	254,567,867	11,399,595	—	265,967,462
Futures**	(184,733)	—	—	(184,733)
Total	$10,038,911,122	$11,471,328	$81,553	$10,050,464,003
Large-Cap Value Index
Equity investments*	$3,155,158,679	$—	$—	$3,155,158,679
Short-term investments	32,536,246	7,800,000	—	40,336,246
Futures**	(140,800)	—	—	(140,800)
Total	$3,187,554,125	$7,800,000	$—	$3,195,354,125
Small-Cap Blend Index
Equity investments:
Health care	$267,514,530	$—	$82,553	$267,597,083
Information technology	314,180,544	221,410	—	314,401,954
Telecommunications	13,287,343	—	139,956	13,427,299
All other equity investments*	1,159,710,726	—	—	1,159,710,726
Short-term investments	259,505,426	—	—	259,505,426
Total	$2,014,198,569	$221,410	$222,509	$2,014,642,488
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$91,209,858	$279	$91,210,137
Asia	—	765,646,270	666,858	766,313,128
Europe	2,025,881	44,028,250	—	46,054,131
Latin America	1,472,486	143,245,592	—	144,718,078
All other equity investments*	21,060,950	112,712,744	691	133,774,385
Short-term investments	45,062,427	—	—	45,062,427
Total	$69,621,744	$1,156,842,714	$667,828	$1,227,132,286
International Equity Index
Equity investments:
Asia	$—	$1,646,000,979	$—	$1,646,000,979
Australasia	—	476,035,960	—	476,035,960
Europe	—	3,805,798,894	—	3,805,798,894
All other equity investments*	24,305,156	538,334,108	—	562,639,264
Short-term investments	397,809,821	16,199,990	—	414,009,811
Futures**	(290,007)	—	—	(290,007)
Total	$421,824,970	$6,482,369,931	$—	$6,904,194,901

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

50	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2015, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
		Fair value
Derivative contracts	Location	amount
Equity Index Funds
Equity contracts	Futures*	$(184,733)
Large-Cap Growth Index Fund
Equity contracts	Futures*	(54,153)
Large-Cap Value Index Fund
Equity contracts	Futures*	(140,800)
International Equity Index Fund
Equity contracts	Futures*	(290,007)
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation)
Equity Index Fund
Equity contracts	Futures transactions	$3,943,553	$(1,506,767)
Large-Cap Growth Index Fund
Equity contracts	Futures transactions	224,685	(74,881)
Large-Cap Value Index Fund
Equity contracts	Futures transactions	741,704	(214,770)
S&P 500 Index Fund
Equity contracts	Futures transactions	72,183	(34,744)
Small-Cap Blend Index Fund
Equity contracts	Futures transactions	380,714	(18,533)
Emerging Markets Equity Index Fund
Equity contracts	Futures transactions	(1,643)	(343,181)
International Equity Index Fund
Equity contracts	Futures transactions	555,577	(1,604,625)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2015, the Equity Index Fund, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, the Emerging Markets Equity Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2015, the Funds held the following open futures contracts:

					Unrealized
		Number of	Settlement	Expiration	gain
Fund	Futures	contracts	value	date	(loss)
Equity Index	S&P 500
	E Mini Index	200	$20,789,000	June 2015	$(184,733)
Large-Cap	S&P 500
Growth Index	E Mini Index	59	6,132,755	June 2015	(54,153)
Large-Cap Value	S&P 500
Index	E Mini Index	100	10,394,500	June 2015	(140,800)
International Equity	MSCI EAFE
Index	Mini Index	161	15,248,310	June 2015	(290,007)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	51

Notes to financial statements (unaudited)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2015, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment
	management fee—	Service
	effective rate	agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund		Class	Class	Class	Class	Class	Class	Class
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.34%	0.48%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	—	0.34	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	—	0.34	—
S&P 500 Index	0.04	0.25	—	—	0.09	—	0.34	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	—	0.34	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.50	0.64
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.40	—
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2016. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2015:

	TIAA-CREF
	Lifecycle	TIAA
Fund	Index Funds	Access	Total
Equity Index	21%	1%	22%
Large-Cap Growth Index	—	4	4
Large-Cap Value Index	—	6	6
S&P 500 Index	—	6	6
Small-Cap Blend Index	—	15	15
Emerging Markets Equity Index	18	—	18
International Equity Index	10	4	14

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2015, three 529 Plans owned 16%, 15%, and 8%, respectively, of the Equity Index Fund; one 529 Plan owned 10% of the Large-Cap Growth Index Fund; one 529 Plan owned 8% of the Large-Cap Value Index Fund; two 529 Plans owned 10% and 8%, respectively, of the S&P 500 Index Fund; two 529 Plans owned 10% and 8%, respectively, of the Emerging Markets Equity Index Fund; and three 529 Plans owned 9%, 9% and 7%, respectively, of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

								Shares at	Value at
	Value at		Purchase	Sales	Realized	Dividend	Withholding	April 30,	April 30,
Issue	October 31, 2014		cost	proceeds	gain (loss)	income	expense	2015	2015
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$278,287,735		$30,158,317	$53,878,185	$—	$—	$—	254,567,867	$254,567,867

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	286,165,959		45,311,236	71,971,769	—	—	—	259,505,426	259,505,426

International Equity Index Fund
Rolls-Royce Holdings plc	—	*	192,399	—	—	—	—	127,929,441	196,372
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	183,755,836		356,102,506	142,048,521	—	—	—	397,809,821	397,809,821
	$183,755,836		$356,294,905	$142,048,521	$—	$—	$—	525,739,262	$398,006,193
*	Not an affiliate investment as of October 31, 2014.

52	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

				Net
		Gross	Gross	unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation)	(depreciation)
Equity Index	$6,758,092,838	$3,415,989,062	$(123,433,164)	$3,292,555,898
Large-Cap Growth Index	1,811,329,912	639,112,187	(15,205,494)	623,906,693
Large-Cap Value Index	2,805,435,524	454,158,717	(64,099,316)	390,059,401
S&P 500 Index	2,025,176,732	840,347,472	(57,185,644)	783,161,828
Small-Cap Blend Index	1,572,640,796	546,084,369	(104,082,677)	442,001,692
Emerging Markets Equity Index	1,158,010,006	182,066,348	(112,944,068)	69,122,280
International Equity Index	5,979,128,358	1,289,431,914	(364,075,364)	925,356,550

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2015 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Equity Index	$689,480,891	$205,954,096
Large-Cap Growth Index	345,476,827	111,341,065
Large-Cap Value Index	567,672,250	171,446,216
S&P 500 Index	375,465,349	104,355,895
Small-Cap Blend Index	154,311,460	88,437,416
Emerging Markets Equity Index	370,820,406	220,358,229
International Equity Index	527,425,112	139,109,676

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2014 was as follows:

	10/31/2014
	Ordinary	Long-term
Fund	income	capital gains	Total
Equity Index	$134,239,273	$19,559,569	$153,798,842
Large-Cap Growth Index	20,302,455	4,906,530	25,208,985
Large-Cap Value Index	44,734,342	35,897,491	80,631,833
S&P 500 Index	33,252,437	—	33,252,437
Small-Cap Blend Index	30,145,813	40,178,588	70,324,401
Emerging Markets Equity Index	13,451,294	—	13,451,294
International Equity Index	152,491,707	—	152,491,707

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2015, the Funds did not have any in-kind purchase or in-kind redemption transactions.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	53

Notes to financial statements (unaudited)	concluded

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

54	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	55

Renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The

Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had incurred losses with respect to each of the Funds except for the Emerging Markets Equity Index Fund for the one-year period ended December 31, 2014 and that TAI expected this trend to continue. With respect to the Emerging Markets Equity Index Fund, which was profitable to TAI in 2014, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by

56	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss (except for the Emerging Markets Equity Index Fund), there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies and accounts, this is due in part to the fact that these other funds and other accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. “Gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point is equal to 0.01%. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 3rd quintile of its group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-year period. The Fund ranked 3 out of 5, 3 out of 4 and 2 out of 3 of the funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 2nd quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods, respectively.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	57

Renewal of investment management agreement (unaudited)	concluded

•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was –3 and –3 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 3rd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, was +2 and –3 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 1000® Value Index, was –3 and –6 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the S&P 500® Index, was –3 and –4 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 2000® Index, was +3 and +2 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group. The Fund’s contractual management fee was in the 1st quintile and the total expenses and actual management fee were in the 2nd quintile of its Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd quintile of its Performance Universe for the one- and three-year periods.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, was –35 and –25 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund ranked 3 out of 4, 1 out of 4, 1 out of 3 and 2 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the MSCI EAFE Index, was –7 and –12 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

58	2015 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 2000® Index, the Russell 3000® Index, the Russell 1000® Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of the use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF S&P 500 Index Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF S&P 500 Index Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these funds, owners of these funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Index Funds ■ 2015 Semiannual Report	59

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2015 Semiannual Report

TIAA-CREF Emerging

Markets Debt Fund

of the TIAA-CREF Funds

April 30, 2015

Understanding your fund report

This semiannual report contains information about the Emerging Markets Debt Fund and describes the fund’s results for the six months ended April 30, 2015. This report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the issuers, industries and types of securities in which the Emerging Markets Debt Fund had investments as of April 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Emerging Markets Debt Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

The summary portfolio of investments for the Emerging Markets Debt Fund begins on page 9 of this report. You can obtain a complete list of the holdings of the Emerging Markets Debt Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Emerging Markets Debt Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Emerging Markets Debt Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014–April 30, 2015).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2015

			Expenses paid
	Beginning account value	Ending account value	during period (11/1/14–	*
Emerging Markets Debt Fund	(11/1/14)	(4/30/15)	4/30/15)
Institutional Class
Actual return	$1,000.00	$1,000.41	$3.22
5% annual hypothetical return	1,000.00	1,021.57	3.26
Premier Class
Actual return	$1,000.00	$999.27	$3.97
5% annual hypothetical return	1,000.00	1,020.83	4.01
Retirement Class
Actual return	$1,000.00	$998.98	$4.46
5% annual hypothetical return	1,000.00	1,020.33	4.51
Retail Class
Actual return	$1,000.00	$998.37	$4.95
5% annual hypothetical return	1,000.00	1,019.84	5.01

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is a trademark and service mark of J.P. Morgan. TIAA-CREF products are not promoted or sponsored by, or affiliated with, J.P. Morgan. Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The EMBI-GD Index is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2015, J.P. Morgan Chase & Co. All rights reserved.

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	5

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2015

The Emerging Markets Debt Fund returned 0.04% for the Institutional Class, compared with the 1.37% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. The table below shows returns for all share classes of the fund.

Emerging markets debt securities see lackluster performance

The six-month reporting period began with negative performance, but after the turn of the new year, most emerging debt markets saw improvement. Poor performance during the first two months of the period stemmed from limited issuance and low flows into emerging market bond funds, which in turn were reactions to weak economic growth in many emerging markets economies. Low commodity prices—especially oil—weighed heavily on developing nations that depend on oil exports.

Many emerging markets nations saw improved performance in the first four months of 2015. European countries benefited from the European Central Bank’s monetary easing as well as a weak euro, which bolstered tourism and exports. Greece was the exception, as concerns mounted over a potential default on its debt. Asian markets saw solid gains as well.

For the six months, the fund’s benchmark produced positive performance. Argentina, Jamaica, Pakistan, the Philippines and Hungary were the top five performers in the benchmark, both in local currency and U.S. dollar terms. The benchmark’s weakest-performing countries were Ukraine, Venezuela, Belarus, Gabon and Ecuador.

Fund’s performance trails that of its benchmark

During the period, the fund’s return lagged that of the JP Morgan EMBI Global Diversified Index. The most significant drag on relative returns came from the fund’s overweight in Brazil, which had negative performance. Security selection in Brazil also had a negative effect. Mexico and Colombia were the second- and third-largest detractors, respectively, as a result of security selection.

By contrast, the fund benefited from successful positioning and selections in a number of countries. Chief among these were Ukraine, in which the fund was underweighted compared to the benchmark. Ukraine fell more than 40% for the period, so this strategy paid off. The second-largest contribution came from a nonbenchmark allocation to Israel, which had positive performance during the period. The third-largest contributor was India, which had solid returns for the period. Both an overweight allocation and security selection in India aided the fund’s relative returns.

6	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Emerging Markets Debt Fund

Performance as of April 30, 2015

		Total return
Emerging Markets Debt Fund*	Inception date	6 months	since inception
Institutional Class	9/26/2014	0.04%	0.44%
Premier Class	9/26/2014	–0.07	0.33
Retirement Class	9/26/2014	–0.10	0.30
Retail Class	9/26/2014	–0.16	0.24
JP Morgan Emerging Markets Bond Index Global Diversified	—	1.37	2.45	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	7

Emerging Markets Debt Fund

Portfolio composition
% of net assets
as of 4/30/2015
Foreign government & corporate bonds denominated in U.S. dollars	96.8
Corporate bonds	0.4
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2015
Turkey	10.6
Mexico	7.1
Indonesia	6.8
South Africa	6.4
Brazil	6.0
India	3.5
Russia	3.3
Hungary	3.1
39 other nations	53.2
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2015
Less than 1 year	2.1
1–3 years	4.1
3–5 years	13.4
5–10 years	52.0
Over 10 years	28.4
Total	100.0

Holdings by credit quality*
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2015
Aaa/AAA	0.6
Aa/AA	0.5
A/A	10.3
Baa/BBB	47.7
Ba/BB	25.1
B/B	8.5
Below B/B	3.3
Non-rated	4.0
Total	100.0

*	Credit quality ratings are based on the J.P. Morgan methodology, which uses the higher of the Moody’s and Standard & Poor’s ratings agencies. These ratings are subject to change without notice.

8	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2015

Principal			Issuer		Value	% of net assets
BONDS

CORPORATE BONDS
BRAZIL
	$1,800,000	g	Klabin Finance S.A.	5.250%, 07/16/24	$1,779,750	0.8%
			Other		6,083,900	2.7
					7,863,650	3.5
CHILE					3,487,839	1.6
CHINA
	2,200,000	g	CAR, Inc	6.125%, 02/04/20	2,288,000	1.0
	2,100,000		ENN Energy Holdings Ltd	3.250%, 10/23/19	2,098,001	0.9
			Other		2,372,812	1.1
					6,758,813	3.0
COLOMBIA					4,811,483	2.1
GUATEMALA					1,394,250	0.6
INDIA
	1,550,000		NTPC Ltd	4.750%, 10/03/22	1,663,268	0.7
	1,300,000	g	Reliance Holdings USA	5.400%, 02/14/22	1,433,702	0.6
			Other		4,606,049	2.0
					7,703,019	3.3
INDONESIA
	2,250,000	g	Pertamina Persero PT	4.300%, 05/20/23	2,233,125	1.0
			Other		5,828,740	2.6
					8,061,865	3.6
ISRAEL
	1,350,000		Israel Chemicals Ltd	4.500%, 12/02/24	1,400,760	0.6
	2,000,000	g	Israel Electric Corp Ltd	5.000%, 11/12/24	2,122,500	1.0
					3,523,260	1.6
KAZAKHSTAN
	1,700,000	g	KazMunayGas National Co JSC	6.000%, 11/07/44	1,555,500	0.7
			Other		1,855,974	0.8
					3,411,474	1.5
KOREA, REPUBLIC OF					1,172,718	0.5
LUXEMBOURG					1,164,375	0.5
MALAYSIA
	3,000,000		1MDB Global Investments Ltd	4.400%, 03/09/23	2,695,188	1.2
					2,695,188	1.2
MEXICO
MXN	25,450,000		America Movil SAB de C.V.	6.450%, 12/05/22	1,608,084	0.7
	$1,400,000	g	Cemex Finance LLC	6.000%, 04/01/24	1,435,840	0.6
			Other		8,747,387	3.9
					11,791,311	5.2

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	9

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2015

Principal		Issuer		Value	% of net assets
MOROCCO
$3,400,000	g	OCP S.A.	4.500%–6.875%, 04/25/24–04/25/44	$3,554,645	1.6%
				3,554,645	1.6
NIGERIA				1,152,000	0.5
OMAN				1,322,100	0.6
PERU
1,500,000	g	Transportadora de Gas del Peru S.A.	4.250%, 04/30/28	1,521,750	0.7
1,750,000	g	Union Andina de Cementos SAA	5.875%, 10/30/21	1,780,625	0.8
		Other		2,316,875	1.1
				5,619,250	2.6
POLAND				1,387,750	0.6
RUSSIA
1,700,000	g	EDC Finance Ltd	4.875%, 04/17/20	1,513,000	0.7
1,450,000	g	Lukoil International Finance BV	6.125%, 11/09/20	1,455,800	0.6
		Other		958,000	0.4
				3,926,800	1.7
SINGAPORE
1,800,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000%, 10/15/24	1,869,327	0.8
				1,869,327	0.8
SOUTH AFRICA
2,100,000	g	Eskom Holdings Ltd	5.750%, 01/26/21	2,091,600	1.0
1,750,000	g	Eskom Holdings SOC Ltd	7.125%, 02/11/25	1,824,725	0.8
		Other		4,136,916	1.8
				8,053,241	3.6
SRI LANKA
1,800,000	g	National Savings Bank	5.150%, 09/10/19	1,732,500	0.8
				1,732,500	0.8
TRINIDAD AND TOBAGO				1,016,270	0.5
TURKEY
1,500,000	g	Akbank TAS	4.000%, 01/24/20	1,458,360	0.6
1,500,000	g	Akbank TAS	5.125%, 03/31/25	1,466,250	0.7
2,400,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375%, 11/01/22	2,118,000	0.9
		Other		6,732,908	2.9
				11,775,518	5.1
UNITED STATES				867,575	0.4
VENEZUELA
4,645,000	g	Petroleos de Venezuela S.A.	5.250%–8.500%, 04/12/17–04/12/27	2,373,960	1.0
				2,373,960	1.0
			TOTAL CORPORATE BONDS
			(Cost $108,715,525)	108,490,181	48.0

10	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2015

Principal			Issuer		Value	% of net assets
GOVERNMENT BONDS
ANGOLA
	$1,500,000		Republic of Angola Via Northern Lights III BV	7.000%, 08/16/19	$1,547,430	0.7%
					1,547,430	0.7
AZERBAIJAN
	1,940,000	g	Republic of Azerbaijan International Bond	4.750%, 03/18/24	2,022,450	0.9
					2,022,450	0.9
BARBADOS					1,233,660	0.6
BRAZIL
	1,812,639	g	Brazil Loan Trust	5.477%, 07/24/23	1,803,576	0.8
	2,275,000		Brazilian Government
			International Bond	4.250%–5.000%, 01/07/25–01/27/45	2,186,632	1.0
			Other		1,372,000	0.6
					5,362,208	2.4
COLOMBIA					1,051,737	0.5
COSTA RICA
	1,400,000	g	Costa Rica Government International Bond	7.158%, 03/12/45	1,452,500	0.6
			Other		744,000	0.3
					2,196,500	0.9
CROATIA
	1,915,000	g	Croatia Government International Bond	6.375%, 03/24/21	2,111,288	0.9
	2,875,000	g	Croatia Government International Bond	5.500%, 04/04/23	3,051,956	1.3
			Other		821,593	0.4
					5,984,837	2.6
DOMINICAN REPUBLIC
	2,000,000	g	Dominican Republic International Bond	5.500%, 01/27/25	2,065,000	0.9
DOP	50,500,000	g	Dominican Republic
			International Bond	6.850%–14.000%, 05/12/17–01/27/45	2,505,079	1.1
			Other		336,860	0.2
					4,906,939	2.2
ECUADOR					1,188,000	0.5
EGYPT
EGP	17,500,000	j	Egypt Treasury Bills	0.000%, 10/20/15	2,179,389	1.0
					2,179,389	1.0
GHANA					967,580	0.4
GREECE					787,601	0.4
GUATEMALA
	$2,250,000	g	Guatemala Government
			Bond	4.875%–5.750%, 06/06/22–02/13/28	2,383,906	1.0
					2,383,906	1.0

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2015

Principal			Issuer		Value	% of net assets
HUNGARY
	$3,300,000		Hungary Government International Bond	5.750%, 11/22/23	$3,792,525	1.7%
	1,635,000		Hungary Government International Bond	7.625%, 03/29/41	2,350,313	1.0
			Other		730,625	0.3
					6,873,463	3.0
INDONESIA
	1,855,000	g	Indonesia Government International Bond	3.375%, 04/15/23	1,815,581	0.8
	3,100,000	g	Indonesia Government International Bond	5.125%, 01/15/45	3,185,250	1.4
			Other		1,882,073	0.8
					6,882,904	3.0
ISRAEL
	1,500,000		Israel Government International Bond	4.500%, 01/30/43	1,586,250	0.7
					1,586,250	0.7
KENYA					3,122,896	1.4
MALAYSIA
MYR	5,500,000		Malaysia Government Bond	4.498%, 04/15/30	1,622,141	0.7
					1,622,141	0.7
MEXICO
MXN	39,540,000		Mexican Bonos	6.500%, 06/09/22	2,692,980	1.2
			Other		1,195,500	0.5
					3,888,480	1.7
MOROCCO					1,573,162	0.7
NIGERIA					994,140	0.4
PANAMA
	$2,000,000		Panama Government International Bond	3.750%, 03/16/25	2,027,500	0.9
			Other		1,173,375	0.5
					3,200,875	1.4
PARAGUAY
	1,400,000	g	Republic of Paraguay	6.100%, 08/11/44	1,512,000	0.7
			Other		513,125	0.2
					2,025,125	0.9
PHILIPPINES
PHP	72,000,000		Philippine Government International Bond	6.250%, 01/14/36	1,894,184	0.8
			Other		797,875	0.4
					2,692,059	1.2
POLAND
	$2,065,000		Poland Government International Bond	4.000%, 01/22/24	2,246,782	1.0
			Other		1,192,084	0.5
					3,438,866	1.5

12	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2015

Principal		Issuer		Value	% of net assets
RUSSIA
$2,591,875	g	Russian Foreign Bond -
		Eurobond	4.875%–7.500%, 04/29/20–03/31/30	$2,762,154	1.2%
		Other		592,176	0.3
				3,354,330	1.5
SLOVENIA
2,200,000	g	Slovenia Government International Bond	5.500%, 10/26/22	2,538,668	1.1
				2,538,668	1.1
SOUTH AFRICA
2,145,000		South Africa Government International Bond	5.875%, 09/16/25	2,444,228	1.1
2,225,000		South Africa Government International Bond	5.375%, 07/24/44	2,365,175	1.0
		Other		1,225,030	0.5
				6,034,433	2.6
SRI LANKA
1,810,000	g	Sri Lanka Government International Bond	6.000%, 01/14/19	1,868,825	0.8
		Other		2,067,326	0.9
				3,936,151	1.7
SUPRANATIONAL				1,682,259	0.7
TUNISIA
1,900,000	g	Banque Centrale de Tunisie S.A.	5.750%, 01/30/25	1,961,750	0.9
1,250,000		Banque Centrale de Tunisie S.A.	8.250%, 09/19/27	1,487,500	0.7
				3,449,250	1.6
TURKEY
1,360,000		Turkey Government International Bond	5.625%, 03/30/21	1,483,624	0.7
6,720,000		Turkey Government
		International Bond	4.250%–8.000%, 04/03/18–04/16/43	7,382,658	3.3
		Other		2,987,397	1.3
				11,853,679	5.3
UKRAINE				1,290,015	0.6
URUGUAY
2,200,000		Uruguay Government International Bond	5.100%, 06/18/50	2,240,170	1.0
				2,240,170	1.0
VENEZUELA
5,190,000		Venezuela Government
		International Bond	5.750%–11.750%, 02/26/16–05/07/28	2,714,100	1.2
				2,714,100	1.2
VIETNAM				2,617,293	1.2

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	13

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund  ■  April 30, 2015

	Value	% of net assets
TOTAL GOVERNMENT BONDS
(Cost $111,409,679)	$111,422,946	49.2%
TOTAL BONDS
(Cost $220,125,204)	219,913,127	97.2

TOTAL PORTFOLIO
(Cost $220,125,204)	219,913,127	97.2
OTHER ASSETS & LIABILITIES, NET	6,323,270	2.8
NET ASSETS	$226,236,397	100.0%

Abbreviation(s):

EGP	Egyptian Pound
DOP	Dominican Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of these securities, including those in “Other,” amounted to $140,922,966 or 62.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

14	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2015

Sector	Value	% of net assets
GOVERNMENT	$111,422,946	49.2%
FINANCIALS	25,026,527	11.0
UTILITIES	24,649,080	10.9
ENERGY	19,207,103	8.5
MATERIALS	17,896,091	7.9
TELECOMMUNICATION SERVICES	6,718,511	3.0
INDUSTRIALS	5,565,330	2.5
INFORMATION TECHNOLOGY	3,328,879	1.5
CONSUMER STAPLES	3,234,150	1.4
CONSUMER DISCRETIONARY	2,864,510	1.3
OTHER ASSETS & LIABILITIES, NET	6,323,270	2.8
NET ASSETS	$226,236,397	100.0%

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	15

Statement of assets and liabilities (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2015

ASSETS
Portfolio investments, at value†	$219,913,127
Cash	7,338,868
Receivable from securities transactions	3,847,977
Receivable from Fund shares sold	507,650
Dividends and interest receivable	2,782,099
Due from affiliates	354
Other	592
Total assets	234,390,667
LIABILITIES
Management fees payable	10,230
Service agreement fee payable	37
Distribution fee payable	365
Due to affiliates	1,780
Payable for securities transactions	8,041,359
Payable for Fund shares redeemed	15,477
Payable for trustee compensation	1,018
Accrued expenses and other payables	84,004
Total liabilities	8,154,270
NET ASSETS	$226,236,397
NET ASSETS CONSIST OF:
Paid-in-capital	$225,981,869
Undistributed net investment income (loss)	1,530,612
Accumulated net realized gain (loss) on total investments	(1,056,286)
Net unrealized appreciation (depreciation) on total investments	(219,798)
NET ASSETS	$226,236,397
INSTITUTIONAL CLASS:
Net assets	$222,262,048
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,460,684
Net asset value per share	$9.90
PREMIER CLASS:
Net assets	$1,003,716
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	101,443
Net asset value per share	$9.89
RETIREMENT CLASS:
Net assets	$1,780,754
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	180,012
Net asset value per share	$9.89
RETAIL CLASS:
Net assets	$1,189,879
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	120,287
Net asset value per share	$9.89
† Portfolio investments, cost	$220,125,204

16	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Statement of operations (unaudited)

Emerging Markets Debt Fund  ■  For the period ended April 30, 2015

INVESTMENT INCOME
Interest*	$5,214,812
Total income	5,214,812

EXPENSES
Management fees	500,715
Shareholder servicing – Institutional Class	836
Shareholder servicing – Premier Class	573
Shareholder servicing – Retirement Class	2,491
Shareholder servicing – Retail Class	558
Distribution fees – Premier Class	731
Distribution fees – Retail Class	1,408
Administrative service fees	4,240
Professional fees	39,548
Trustees’ fees and expenses	780
Other expenses	64,773
Total expenses	616,653
Less: Expenses reimbursed by the investment adviser	(22,792)
Net expenses	593,861
Net investment income (loss)	4,620,951

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	(266,532)
Foreign currency transactions	(789,629)
Net realized gain (loss) on total investments	(1,056,161)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(216,963)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(5,299)
Net change in unrealized appreciation (depreciation) on total investments	(222,262)
Net realized and unrealized gain (loss) on total investments	(1,278,423)
Net increase (decrease) in net assets from operations	$3,342,528

* Net of foreign withholding taxes of	$3,441
‡ Includes net change in unrealized foreign capital gains taxes of	$(961)

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	17

Statements of changes in net assets

Emerging Markets Debt Fund  ■  For the period ended

		April 30, 2015	October 31, 2014*
		(unaudited )
OPERATIONS
Net investment income (loss)		$4,620,951	$103,729
Net realized gain (loss) on total investments		(1,056,161)	4,880
Net change in unrealized appreciation (depreciation) on total investments		(222,262)	2,464
Net increase (decrease) in net assets from operations		3,342,528	111,073

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,148,220)	–
	Premier Class	(13,917)	–
	Retirement Class	(22,009)	–
	Retail Class	(15,317)	–
Total distributions		(3,199,463)	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	177,642,013	53,274,188
	Premier Class	–	1,000,000
	Retirement Class	673,427	1,214,080
	Retail Class	100,566	1,110,000
Reinvestments of distributions:	Institutional Class	334,793	–
	Premier Class	13,917	–
	Retirement Class	22,009	–
	Retail Class	15,289	–
Redemptions:	Institutional Class	(9,272,402)	–
	Premier Class	–	–
	Retirement Class	(120,097)	(1,222)
	Retail Class	(24,302)	–
Net increase (decrease) from shareholder transactions		169,385,213	56,597,046
Net increase (decrease) in net assets		169,528,278	56,708,119

NET ASSETS
Beginning of period		56,708,119	–
End of period		$226,236,397	$56,708,119
Undistributed net investment income (loss) included in net assets		$1,530,612	$109,124

18	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Emerging Markets Debt Fund ■ For the period ended

		April 30, 2015	October 31, 2014*
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	18,058,247	5,313,737
	Premier Class	–	100,000
	Retirement Class	68,636	121,472
	Retail Class	10,207	111,019
Shares reinvested:	Institutional Class	34,716	–
	Premier Class	1,443	–
	Retirement Class	2,281	–
	Retail Class	1,585	–
Shares redeemed:	Institutional Class	(946,016)	–
	Premier Class	–	–
	Retirement Class	(12,255)	(122)
	Retail Class	(2,524)	–
Net increase (decrease) from shareholder transactions		17,216,320	5,646,106

*	For the period September 26, 2014 to October 31, 2014

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	19

Financial highlights

Emerging Markets Debt Fund

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
			Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets					Net
	For the		value,	investment		gain (loss	)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	period		beginning	income		on total		investment	investment	realized	and	end of	Total		period (in	Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments		operations	income	gains	distributions	period	return		thousands)	expense		expense		(loss	)	rate
Institutional Class:	4/30/15	#	$10.04	$0.25		$(0.24)		$0.01	$(0.15)	$–	$(0.15)	$ 9.90	0.04%[b]		$222,262	0.67%[c]		0.65%[c]		5.08%[c]		37%[b]
	10/31/14	*	10.00	0.04		0.00	[d]	0.04	–	–	–	10.04	0.40	[b]	53,371	8.89	[c]	0.65	[c]	4.07	[c]	3	[b]
Premier Class:	4/30/15	#	10.04	0.23		(0.24)		(0.01)	(0.14)	–	(0.14)	9.89	(0.07)[b]		1,004	0.94	[c]	0.80	[c]	4.78	[c]	37	[b]
	10/31/14	*	10.00	0.04		0.00	[d]	0.04	–	–	–	10.04	0.40	[b]	1,004	10.26	[c]	0.80	[c]	3.70	[c]	3	[b]
Retirement Class:	4/30/15	#	10.04	0.23		(0.24)		(0.01)	(0.14)	–	(0.14)	9.89	(0.10)[b]		1,781	1.00	[c]	0.90	[c]	4.73	[c]	37	[b]
	10/31/14	*	10.00	0.04		0.00	[d]	0.04	–	–	–	10.04	0.40	[b]	1,218	10.22	[c]	0.90	[c]	3.70	[c]	3	[b]
Retail Class:	4/30/15	#	10.04	0.22		(0.24)		(0.02)	(0.13)	–	(0.13)	9.89	(0.16)[b]		1,190	1.02	[c]	1.00	[c]	4.59	[c]	37	[b]
	10/31/14	*	10.00	0.03		0.01		0.04	–	–	–	10.04	0.40	[b]	1,114	10.33	[c]	1.00	[c]	3.53	[c]	3	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
#	Unaudited.
*	The Fund commenced operations on September 26, 2014.

20	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	21

Notes to financial statements (unaudited)

Emerging Markets Debt Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Emerging Markets Debt Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses,

22	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	23

Notes to financial statements (unaudited)

Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund expects to adopt the Update for the October 31, 2015 annual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

24	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

continued

Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2015, there were no material transfers between levels by the Fund.

As of April 30, 2015, 100% of the value of investments in the Fund were valued based on Level 2 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.47% and 0.55% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Prior to March 1, 2015, the Fund paid Advisors a monthly fee based on the annual rate of between 0.49% and 0.55% of the Fund’s average daily net assets. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.55%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	25

Notes to financial statements (unaudited)

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 1.00% of the average daily net assets for the Retail Class shares; 0.90% of average daily net assets for the Retirement Class shares; 0.80% of average daily net assets for the Premier Class shares; and 0.65% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least February 29, 2016, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Fund’s shares owned by affiliates as of April 30, 2015:

		TIAA-CREF
Underlying Fund	TIAA	Lifecycle Funds	Total
Emerging Markets Debt	11%	88%	99%

Note 4—investments

Securities purchased on a when-issued or delayed-delivery basis: The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2015, the cost of portfolio investments for federal income tax purposes was $220,160,514. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $(247,387), consisting of gross unrealized appreciation of $3,405,023, and gross unrealized depreciation of $(3,652,410).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended April 30, 2015 were $228,798,983 and $63,678,483, respectively.

26	2015 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). The Fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2015, the Fund did not have any in-kind purchase or in-kind redemption transactions.

Note 6—emerging markets risks

The Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Emerging Markets Debt Fund ■ 2015 Semiannual Report	27

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How to reach us

TIAA-CREF website

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24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
109,200		Goodyear Tire & Rubber Co	$3,097,458
66,600		Harley-Davidson, Inc	3,743,586
55,351		Lear Corp	6,145,622
12,243	*,e	Tesla Motors, Inc	2,767,530
93,200		Thor Industries, Inc	5,607,844
		TOTAL AUTOMOBILES & COMPONENTS	21,362,040

BANKS - 0.6%
44,416	*	Signature Bank	5,955,741
42,500	*	SVB Financial Group	5,642,300
		TOTAL BANKS	11,598,041

CAPITAL GOODS - 6.9%
131,103		3M Co	20,503,198
30,100		A.O. Smith Corp	1,923,390
28,500		Acuity Brands, Inc	4,758,075
123,600		Ametek, Inc	6,479,112
103,607		Boeing Co	14,851,027
400		Cummins, Inc	55,304
58,000		Danaher Corp	4,749,040
73,583		Honeywell International, Inc	7,425,996
43,686		Hubbell, Inc (Class B)	4,754,347
52,055		Huntington Ingalls	6,849,918
33,658		Lockheed Martin Corp	6,280,583
77,500		Pall Corp	7,542,300
46,700		Parker Hannifin Corp	5,574,112
69,871		Rockwell Automation, Inc	8,286,701
34,702		Roper Industries, Inc	5,835,835
45,793		Snap-On, Inc	6,848,343
142,549	*	Spirit Aerosystems Holdings, Inc (Class A)	7,254,319
51,900		Stanley Works	5,122,530
21,702	*	WABCO Holdings, Inc	2,700,814
78,617		Westinghouse Air Brake Technologies Corp	7,393,929
		TOTAL CAPITAL GOODS	135,188,873

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
68,637		Cintas Corp	5,487,528
35,300	*	IHS, Inc (Class A)	4,429,091
62,800		KAR Auction Services, Inc	2,336,788
132,356		Pitney Bowes, Inc	2,960,804
41,916		Waste Connections, Inc	1,987,237
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,201,448

1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 2.1%
32,900	*	Fossil Group, Inc	$2,762,942
23,000	*,e	GoPro, Inc	1,151,840
38,701		Harman International Industries, Inc	5,045,836
44,700	*	Jarden Corp	2,287,746
78,758	*	Kate Spade & Co	2,575,387
79,500	*	Michael Kors Holdings Ltd	4,917,870
170,000		Nike, Inc (Class B)	16,802,800
2,638	*	NVR, Inc	3,499,281
32,400	*	Tempur-Pedic International, Inc	1,973,484
		TOTAL CONSUMER DURABLES & APPAREL	41,017,186

CONSUMER SERVICES - 2.7%
5,309	*	Chipotle Mexican Grill, Inc (Class A)	3,298,694
100,009	*	Hyatt Hotels Corp	5,805,523
90,417		Las Vegas Sands Corp	4,781,251
55,200		Marriott International, Inc (Class A)	4,418,760
181,548		McDonald’s Corp	17,528,459
350,272		Starbucks Corp	17,366,486
		TOTAL CONSUMER SERVICES	53,199,173

DIVERSIFIED FINANCIALS - 5.3%
33,900	*	Affiliated Managers Group, Inc	7,665,807
86,879		American Express Co	6,728,778
57,775		Ameriprise Financial, Inc	7,238,052
132,100		Charles Schwab Corp	4,029,050
33,007		IntercontinentalExchange Group, Inc	7,411,062
105,000		iShares Russell 1000 Growth Index Fund	10,443,300
103,989		Lazard Ltd (Class A)	5,514,537
45,200		Legg Mason, Inc	2,379,780
102,307		McGraw-Hill Financial, Inc	10,670,620
79,300		MSCI, Inc (Class A)	4,852,367
76,104	e	PowerShares QQQ Trust Series	8,191,073
126,000		Santander Consumer USA Holdings, Inc	3,110,940
117,067		SEI Investments Co	5,345,279
50,000		SPDR Trust Series 1	10,426,000
175,691	*	Synchrony Financial	5,472,775
118,900		TD Ameritrade Holding Corp	4,310,125
		TOTAL DIVERSIFIED FINANCIALS	103,789,545

ENERGY - 4.7%
118,700	*	Cameron International Corp	6,507,134
92,800	*	Cheniere Energy, Inc	7,098,272
33,400	*	Diamondback Energy, Inc	2,757,838
27,000	*	Dril-Quip, Inc	2,152,440
139,234		EOG Resources, Inc	13,777,205
31,100		Halliburton Co	1,522,345
203,856	*	Kosmos Energy LLC	1,993,712
68,150		Marathon Petroleum Corp	6,717,545
58,900		Oceaneering International, Inc	3,245,979
271,720		Schlumberger Ltd	25,707,429
144,900	*	Southwestern Energy Co	4,061,547
158,900		Superior Energy Services	4,051,950
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,500		Targa Resources Investments, Inc	$4,146,315
114,300		Valero Energy Corp	6,503,670
36,800		Williams Cos, Inc	1,883,792
		TOTAL ENERGY	92,127,173

FOOD & STAPLES RETAILING - 1.8%
95,400		Costco Wholesale Corp	13,646,970
91,738		CVS Corp	9,108,666
47,556		Kroger Co	3,277,084
122,476		Walgreens Boots Alliance, Inc	10,156,935
		TOTAL FOOD & STAPLES RETAILING	36,189,655

FOOD, BEVERAGE & TOBACCO - 5.6%
207,758		Altria Group, Inc	10,398,288
67,837		Archer Daniels Midland Co	3,315,872
637,179		Coca-Cola Co	25,843,980
161,586		Coca-Cola Enterprises, Inc	7,176,034
8,588	*	Constellation Brands, Inc (Class A)	995,693
117,739		Dr Pepper Snapple Group, Inc	8,780,975
22,800		Ingredion, Inc	1,810,320
11,700		Keurig Green Mountain, Inc	1,361,529
13,500		Kraft Foods Group, Inc	1,144,125
82,900		Mondelez International, Inc	3,180,873
54,570	*	Monster Beverage Corp	7,482,093
313,272		PepsiCo, Inc	29,798,433
84,343		Philip Morris International, Inc	7,040,110
83,900	e	Pilgrim’s Pride Corp	2,072,330
		TOTAL FOOD, BEVERAGE & TOBACCO	110,400,655

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
85,500		AmerisourceBergen Corp	9,772,650
27,205		Bard (C.R.), Inc	4,531,809
17,600		Baxter International, Inc	1,209,824
61,238		Becton Dickinson & Co	8,626,597
71,550		Cardinal Health, Inc	6,034,527
100,000	*	Catamaran Corp	5,935,000
112,800	*	Centene Corp	6,992,472
84,100	*	Cerner Corp	6,039,221
57,455	*	Edwards Lifesciences Corp	7,276,676
73,200	*	Express Scripts Holding Co	6,324,480
40,100	*	Halyard Health, Inc	1,944,048
9,800	*	Intuitive Surgical, Inc	4,860,604
39,378		McKesson Corp	8,797,045
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,344,953

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
90,916		Colgate-Palmolive Co	6,116,828
130,900		Coty, Inc	3,129,819
69,771		Estee Lauder Cos (Class A)	5,671,685
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,918,332
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
585		Ball Corp	$42,945
120,903	*	Crown Holdings, Inc	6,560,197
114,100		Dow Chemical Co	5,819,100
75,955		Du Pont (E.I.) de Nemours & Co	5,559,906
91,100		Eastman Chemical Co	6,943,642
17,200		Ecolab, Inc	1,926,056
70,900		International Paper Co	3,808,748
116,964		LyondellBasell Industries AF S.C.A	12,108,113
32,300		Monsanto Co	3,680,908
5,780		PPG Industries, Inc	1,280,617
7,100		Praxair, Inc	865,703
26,724		Sherwin-Williams Co	7,429,272
138,500	e	Southern Copper Corp (NY)	4,512,330
62,150		Westlake Chemical Corp	4,846,457
		TOTAL MATERIALS	65,383,994

MEDIA - 5.7%
46,300	*	AMC Networks, Inc	3,492,872
457,288		Comcast Corp (Class A)	26,412,955
144,215	*	DIRECTV	13,081,022
82,200	*	Discovery Communications, Inc (Class C)	2,484,906
57,481	*	DISH Network Corp (Class A)	3,889,164
101,300		Lions Gate Entertainment Corp	3,141,313
1,933,400	*	Sirius XM Holdings, Inc	7,636,930
64,100	*	Starz-Liberty Capital	2,521,053
12,800		Time Warner Cable, Inc	1,990,656
158,100		Twenty-First Century Fox, Inc	5,388,048
136,302		Viacom, Inc (Class B)	9,466,174
302,436		Walt Disney Co	32,880,842
		TOTAL MEDIA	112,385,935

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
237,931		AbbVie, Inc	15,384,618
70,262	*	Actavis plc	19,874,309
53,500		Agilent Technologies, Inc	2,213,295
35,810	*	Alexion Pharmaceuticals, Inc	6,060,126
25,651	*	Alkermes plc	1,420,296
148,982		Amgen, Inc	23,525,748
44,338	*	Biogen Idec, Inc	16,579,308
36,000	*	BioMarin Pharmaceuticals, Inc	4,033,800
132,729		Bristol-Myers Squibb Co	8,458,819
105,400	*	Bruker BioSciences Corp	1,998,384
130,535	*	Celgene Corp	14,105,612
33,300	*	Charles River Laboratories International, Inc	2,303,028
49,900	*	Endo International plc	4,194,844
242,879	*	Gilead Sciences, Inc	24,411,768
34,085	*	Illumina, Inc	6,280,161
9,500	*	Incyte Corp	923,020
11,600	*	Jazz Pharmaceuticals plc	2,072,920
17,800		Johnson & Johnson	1,765,760
30,700	*	Mallinckrodt plc	3,474,626
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,200	*	Medivation, Inc	$3,163,388
159,500		Merck & Co, Inc	9,499,820
91,263	*	Mylan NV	6,594,665
56,200	*	PerkinElmer, Inc	2,880,812
28,000		Perrigo Co plc	5,131,840
7,700	*	Receptos, Inc	1,134,518
8,700	*	Regeneron Pharmaceuticals, Inc	3,979,902
17,000	*	United Therapeutics Corp	2,714,730
26,700	*	Vertex Pharmaceuticals, Inc	3,291,576
59,600	*	Waters Corp	7,461,324
63,500		Zoetis Inc	2,820,670
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	207,753,687

REAL ESTATE - 1.8%
178,850	*	CBRE Group, Inc	6,857,109
112,100		Crown Castle International Corp	9,363,713
37,650		Jones Lang LaSalle, Inc	6,252,159
68,900		Lamar Advertising Co	3,993,444
18,200		Public Storage, Inc	3,419,962
27,747		Simon Property Group, Inc	5,035,803
		TOTAL REAL ESTATE	34,922,190

RETAILING - 9.1%
28,900		Advance Auto Parts, Inc	4,132,700
57,553	*	Amazon.com, Inc	24,274,704
66,456	*	Autonation, Inc	4,090,367
52,000	*	Bed Bath & Beyond, Inc	3,663,920
117,400		Best Buy Co, Inc	4,067,910
55,100		Big Lots, Inc	2,510,907
51,100		Dick’s Sporting Goods, Inc	2,772,686
25,300		Dillard’s, Inc (Class A)	3,329,227
68,100		Dollar General Corp	4,951,551
76,752	*	Dollar Tree, Inc	5,864,620
80,000		Expedia, Inc	7,538,400
56,727		Foot Locker, Inc	3,372,420
128,400		Gap, Inc	5,089,776
394,100	*	Groupon, Inc	2,727,172
180,446		Home Depot, Inc	19,304,113
51,300		Kohl’s Corp	3,675,645
52,200		L Brands, Inc	4,664,592
19,123	*	Liberty Ventures	797,047
232,386		Lowe’s Companies, Inc	16,002,100
85,042		Macy’s, Inc	5,496,265
38,400	*	Murphy USA, Inc	2,508,672
6,784	*	NetFlix, Inc	3,775,296
12,681	*	O’Reilly Automotive, Inc	2,762,302
11,610	*	Priceline.com, Inc	14,370,974
69,055		Ross Stores, Inc	6,828,158
148,714		TJX Companies, Inc	9,598,002
61,200		Tractor Supply Co	5,266,872
21,900	*	TripAdvisor, Inc	1,762,731
27,100	*	Ulta Salon Cosmetics & Fragrance, Inc	4,094,539
		TOTAL RETAILING	179,293,668
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
76,300		Applied Materials, Inc	$1,509,977
17,200		Avago Technologies Ltd	2,010,336
151,000		Intel Corp	4,915,050
70,025		Lam Research Corp	5,292,489
194,300		Marvell Technology Group Ltd	2,722,143
256,414	*	Micron Technology, Inc	7,212,926
162,600		Nvidia Corp	3,608,907
169,100		Teradyne, Inc	3,086,075
83,938		Texas Instruments, Inc	4,550,279
104,800		Xilinx, Inc	4,544,128
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,452,310

SOFTWARE & SERVICES - 16.7%
156,615		Accenture plc	14,510,380
83,100	*	Adobe Systems, Inc	6,320,586
10,500		Automatic Data Processing, Inc	887,670
77,903	*	Citrix Systems, Inc	5,231,966
71,200	*	Cognizant Technology Solutions Corp (Class A)	4,168,048
80,925		Computer Sciences Corp	5,215,616
275,211	*	eBay, Inc	16,033,793
95,807	*	Electronic Arts, Inc	5,565,429
343,066	*	Facebook, Inc	27,023,309
22,909	*	FleetCor Technologies, Inc	3,685,829
60,140	*	Google, Inc	32,315,429
49,342	*	Google, Inc (Class A)	27,077,410
176,728		International Business Machines Corp	30,271,739
10,562	*	LinkedIn Corp	2,662,997
103,900		Mastercard, Inc (Class A)	9,372,819
961,955		Microsoft Corp	46,789,491
653,876		Oracle Corp	28,522,071
97,121	*	PTC, Inc	3,723,619
40,000	*	Rackspace Hosting, Inc	2,156,000
59,600	*	Red Hat, Inc	4,485,496
89,083	*	Salesforce.com, Inc	6,487,024
48,800	*	ServiceNow, Inc	3,653,168
27,300	*	Tableau Software, Inc	2,671,032
60,100	*	Twitter, Inc	2,341,496
95,100	*	Vantiv, Inc	3,718,410
406,484		Visa, Inc (Class A)	26,848,268
70,114	*	VMware, Inc (Class A)	6,177,043
		TOTAL SOFTWARE & SERVICES	327,916,138

TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
1,049,402		Apple, Inc	131,332,660
77,200		CDW Corp	2,958,304
237,429		Corning, Inc	4,969,389
199,300		EMC Corp	5,363,163
46,932	*	F5 Networks, Inc	5,726,643
201,200		Juniper Networks, Inc	5,317,716
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

110,600		NetApp, Inc	$4,009,250
24,600	*	Palo Alto Networks, Inc	3,633,912
271,664		Qualcomm, Inc	18,473,152
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	181,784,189

TELECOMMUNICATION SERVICES - 2.3%
91,300	*	Level 3 Communications, Inc	5,107,322
58,300	*	SBA Communications Corp (Class A)	6,752,306
645,129		Verizon Communications, Inc	32,540,307
		TOTAL TELECOMMUNICATION SERVICES	44,399,935

TRANSPORTATION - 2.5%
26,100		American Airlines Group, Inc	1,260,239
109,491	e	CH Robinson Worldwide, Inc	7,050,125
112,908		Delta Air Lines, Inc	5,040,213
129,300		Expeditors International of Washington, Inc	5,925,819
203,900	*	Hertz Global Holdings, Inc	4,249,276
55,800	*	Kirby Corp	4,381,974
69,200		Southwest Airlines Co	2,806,752
10,300	*	UAL Corp	615,322
105,691		Union Pacific Corp	11,227,555
62,161		United Parcel Service, Inc (Class B)	6,249,045
		TOTAL TRANSPORTATION	48,806,320

UTILITIES - 0.2%
149,438	*	Calpine Corp	3,259,243
		TOTAL UTILITIES	3,259,243

		TOTAL COMMON STOCKS	1,960,694,683
		(Cost $1,621,107,252)

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
20,275,114	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,275,114
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,275,114
		TOTAL SHORT-TERM INVESTMENTS	20,275,114
		(Cost $20,275,114)

		TOTAL INVESTMENTS - 100.8%	1,980,969,797
		(Cost $1,641,382,366)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(15,785,547)
		NET ASSETS - 100.0%	$1,965,184,250

Abbreviation(s):
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,646,476.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
327,724		Ford Motor Co	$5,178,039
153,224		General Motors Co	5,372,034
83,500		Johnson Controls, Inc	4,206,730
27,500		Lear Corp	3,053,325
		TOTAL AUTOMOBILES & COMPONENTS	17,810,128

BANKS - 10.4%
26,390		Associated Banc-Corp	496,396
1,347,224		Bank of America Corp	21,461,278
453,224		Citigroup, Inc	24,165,904
100,000		Citizens Financial Group, Inc	2,605,000
11,400		Comerica, Inc	540,474
111,839		East West Bancorp, Inc	4,539,545
223,800		First Horizon National Corp	3,189,150
39,900		First Republic Bank	2,325,771
388,000		Huntington Bancshares, Inc	4,213,680
647,500		JPMorgan Chase & Co	40,960,850
151,000		Keycorp	2,181,950
58,900		PacWest Bancorp	2,656,390
81,500		PNC Financial Services Group, Inc	7,475,995
20,380	*	Signature Bank	2,732,754
150,000		SunTrust Banks, Inc	6,225,000
35,489	*	SVB Financial Group	4,711,520
119,000		Synovus Financial Corp	3,291,540
91,724		US Bancorp	3,932,208
968,000		Wells Fargo & Co	53,336,800
		TOTAL BANKS	191,042,205

CAPITAL GOODS - 6.1%
131,900	*	Aecom Technology Corp	4,162,764
31,800		Allegion plc	1,944,570
30,000		Caterpillar, Inc	2,606,400
39,000		Cummins, Inc	5,392,140
36,653		Danaher Corp	3,001,148
55,342		Eaton Corp	3,803,656
32,100		Exelis, Inc	787,092
52,400		General Dynamics Corp	7,195,568
1,357,424		General Electric Co	36,759,042
21,380		Huntington Ingalls	2,813,394
17,500		Ingersoll-Rand plc	1,152,200
11,050		L-3 Communications Holdings, Inc	1,269,755
63,300		Northrop Grumman Corp	9,750,732
16,800		Orbital ATK, Inc	1,229,088
66,000		Owens Corning, Inc	2,551,560
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

21,424		Raytheon Co	$2,228,096
2,774		Rockwell Collins, Inc	269,993
19,750		Roper Industries, Inc	3,321,358
27,500		Snap-On, Inc	4,112,625
42,390		Stanley Works	4,183,893
48,000		Textron, Inc	2,111,040
136,000		Trinity Industries, Inc	3,684,240
57,557		United Technologies Corp	6,547,109
		TOTAL CAPITAL GOODS	110,877,463

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,500		Cintas Corp	279,825
66,800		Corrections Corp of America	2,457,572
28,000		Manpower, Inc	2,389,240
118,000		R.R. Donnelley & Sons Co	2,197,160
45,750		Republic Services, Inc	1,858,822
54,124		Waste Management, Inc	2,680,762
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,863,381

CONSUMER DURABLES & APPAREL - 1.8%
60,800	*,e,p	GoPro, Inc	3,044,864
228,900		Hanesbrands, Inc	7,114,212
26,800		Harman International Industries, Inc	3,494,184
126,390	*	Jarden Corp	6,468,640
43,100	*	Michael Kors Holdings Ltd	2,666,166
10,800	*	Mohawk Industries, Inc	1,873,800
19,800		Newell Rubbermaid, Inc	754,974
155,000	*	Taylor Morrison Home Corp	2,870,600
81,800	*	Toll Brothers, Inc	2,907,172
12,130		Whirlpool Corp	2,130,028
		TOTAL CONSUMER DURABLES & APPAREL	33,324,640

CONSUMER SERVICES - 0.6%
72,750		Carnival Corp	3,198,818
22,500		Darden Restaurants, Inc	1,434,825
5,000		Marriott International, Inc (Class A)	400,250
55,000	*	Norwegian Cruise Line Holdings Ltd	2,668,050
25,000		Royal Caribbean Cruises Ltd	1,701,500
193,000		Sands China Ltd	786,743
		TOTAL CONSUMER SERVICES	10,190,186

DIVERSIFIED FINANCIALS - 7.9%
42,500		Ameriprise Financial, Inc	5,324,400
44,200		Bank of New York Mellon Corp	1,871,428
4,224		BlackRock, Inc	1,537,283
118,890		Capital One Financial Corp	9,612,256
161,224		Charles Schwab Corp	4,917,332
40,000		Discover Financial Services	2,318,800
50,000	*	E*Trade Financial Corp	1,439,500
85,554		Goldman Sachs Group, Inc	16,804,517
21,224		Invesco Ltd	879,098
34,500		Lazard Ltd (Class A)	1,829,535
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,800		Legg Mason, Inc	$621,270
300		McGraw-Hill Financial, Inc	31,290
333,800		Morgan Stanley	12,454,078
50,000		Northern Trust Corp	3,657,500
189,000	e	PowerShares QQQ Trust Series	20,342,070
45,000		SEI Investments Co	2,054,700
107,500	e	SPDR Dow Jones Industrial Average ETF Trust	19,154,350
123,000	e	SPDR Trust Series 1	25,647,960
98,000		State Street Corp	7,557,760
63,380	*	Synchrony Financial	1,974,287
6,000		TD Ameritrade Holding Corp	217,500
83,800		Voya Financial, Inc	3,548,092
		TOTAL DIVERSIFIED FINANCIALS	143,795,006

ENERGY - 10.0%
65,750		Anadarko Petroleum Corp	6,187,075
66,300		Apache Corp	4,534,920
119,900		Baker Hughes, Inc	8,208,354
275,724		Chevron Corp	30,621,907
28,000		Cimarex Energy Co	3,483,200
170,750		ConocoPhillips	11,597,340
123,390	*	Devon Energy Corp	8,416,432
62,300		EOG Resources, Inc	6,164,585
555,742		Exxon Mobil Corp	48,555,179
6,000		Helmerich & Payne, Inc	467,820
91,390		Hess Corp	7,027,891
137,750		Kinder Morgan, Inc	5,916,362
176,800		Marathon Oil Corp	5,498,480
38,000		Marathon Petroleum Corp	3,745,660
30,750		Murphy Oil Corp	1,464,008
17,500		National Oilwell Varco, Inc	952,175
100,750		Occidental Petroleum Corp	8,070,075
68,800		PBF Energy, Inc	1,952,544
40,000		Phillips 66	3,172,400
14,200		Spectra Energy Corp	528,950
131,800		Superior Energy Services	3,360,900
52,400		Tesoro Corp	4,497,492
131,890		Valero Energy Corp	7,504,541
		TOTAL ENERGY	181,928,290

FOOD & STAPLES RETAILING - 2.3%
22,800		Costco Wholesale Corp	3,261,540
206,800		CVS Corp	20,533,172
60,000	*	Rite Aid Corp	462,600
288,000	*	Supervalu, Inc	2,531,520
167,724		Wal-Mart Stores, Inc	13,090,858
36,000		Whole Foods Market, Inc	1,719,360
		TOTAL FOOD & STAPLES RETAILING	41,599,050

FOOD, BEVERAGE & TOBACCO - 2.6%
88,000		Altria Group, Inc	4,404,400
176,800		Archer Daniels Midland Co	8,641,984
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,500		Bunge Ltd	$2,202,435
47,500	*	Constellation Brands, Inc (Class A)	5,507,150
101,800	*	Diamond Foods, Inc	2,854,472
11,900		Ingredion, Inc	944,860
57,224		Mondelez International, Inc	2,195,685
25,750	*	Monster Beverage Corp	3,530,583
16,724		Philip Morris International, Inc	1,395,952
106,800	e	Pilgrim’s Pride Corp	2,637,960
45,000		Reynolds American, Inc	3,298,500
136,000		Tyson Foods, Inc (Class A)	5,372,000
98,000	*	WhiteWave Foods Co (Class A)	4,309,060
		TOTAL FOOD, BEVERAGE & TOBACCO	47,295,041

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
311,000		Abbott Laboratories	14,436,620
63,000		Aetna, Inc	6,732,810
66,890		Anthem, Inc	10,095,707
2,775		Becton Dickinson & Co	390,914
360,000	*	Boston Scientific Corp	6,415,200
84,500		Cardinal Health, Inc	7,126,730
73,100	*	Catamaran Corp	4,338,485
42,724		Cigna Corp	5,325,119
10,000	*	DaVita, Inc	811,000
17,500	*	Express Scripts Holding Co	1,512,000
98,000	*	HCA Holdings, Inc	7,252,980
128,390	*	Health Net, Inc	6,759,734
105,500	*	Hologic, Inc	3,559,570
47,750		Humana, Inc	7,907,400
500	*	Intuitive Surgical, Inc	247,990
245,000		Medtronic plc	18,240,250
5,757		Stryker Corp	531,026
183,800		UnitedHealth Group, Inc	20,475,320
23,800		Universal Health Services, Inc (Class B)	2,783,410
50,000	*	VCA Antech, Inc	2,548,500
26,800		Zimmer Holdings, Inc	2,943,712
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	130,434,477

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
21,800		Church & Dwight Co, Inc	1,769,506
11,800		Clorox Co	1,251,980
23,390		Energizer Holdings, Inc	3,195,542
11,000		Kimberly-Clark Corp	1,206,590
287,224		Procter & Gamble Co	22,837,180
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,260,798

INSURANCE - 5.8%
26,150		ACE Ltd	2,797,788
22,000		Allied World Assurance Co Holdings Ltd	905,080
133,089		Allstate Corp	9,270,980
38,300		American Financial Group, Inc	2,420,560
127,224		American International Group, Inc	7,161,439
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,300		Aspen Insurance Holdings Ltd	$761,699
94,500		Assured Guaranty Ltd	2,456,055
54,000		Axis Capital Holdings Ltd	2,811,240
221,424	*	Berkshire Hathaway, Inc (Class B)	31,267,283
9,900		Cincinnati Financial Corp	501,336
22,680		Endurance Specialty Holdings Ltd	1,369,418
32,338		Everest Re Group Ltd	5,785,592
138,000		Hartford Financial Services Group, Inc	5,626,260
138,000		Lincoln National Corp	7,795,620
14,500		Marsh & McLennan Cos, Inc	814,320
21,839		PartnerRe Ltd	2,795,392
99,390		Prudential Financial, Inc	8,110,224
36,000		Reinsurance Group of America, Inc (Class A)	3,298,320
22,224		Travelers Cos, Inc	2,247,069
66,900		Validus Holdings Ltd	2,798,427
113,900		XL Capital Ltd	4,223,412
		TOTAL INSURANCE	105,217,514

MATERIALS - 3.0%
36,600		Air Products & Chemicals, Inc	5,249,538
68,000		Alcoa, Inc	912,560
25,750		Ashland, Inc	3,253,770
10,000		Celanese Corp (Series A)	663,600
29,390		CF Industries Holdings, Inc	8,448,743
225,400	e	Cliffs Natural Resources, Inc	1,338,876
52,400		Domtar Corp	2,264,728
208,300		Dow Chemical Co	10,623,300
40,500		Eastman Chemical Co	3,086,910
89,000		Huntsman Corp	2,051,450
43,890		LyondellBasell Industries AF S.C.A	4,543,493
28,800		MeadWestvaco Corp	1,405,440
14,224		Mosaic Co	625,856
25,400		Packaging Corp of America	1,757,426
11,800		PPG Industries, Inc	2,614,408
25,000		Rock-Tenn Co (Class A)	1,574,500
41,800		Steel Dynamics, Inc	925,034
46,800		Westlake Chemical Corp	3,649,464
		TOTAL MATERIALS	54,989,096

MEDIA - 2.2%
98,300		Comcast Corp (Class A)	5,677,808
48,390	*	DISH Network Corp (Class A)	3,274,067
116,800		Gannett Co, Inc	4,008,576
90,000		Interpublic Group of Cos, Inc	1,875,600
530,000	*	Sirius XM Holdings, Inc	2,093,500
50,000	*	Starz-Liberty Capital	1,966,500
142,224		Time Warner, Inc	12,005,128
88,800		Walt Disney Co	9,654,336
		TOTAL MEDIA	40,555,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
12,389	*,p	Actavis plc	3,504,353
35,400	*	Alkermes plc	1,960,098
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,889		Amgen, Inc	$3,772,312
11,300	*,p	Biogen Idec, Inc	4,225,409
183,000		Bristol-Myers Squibb Co	11,662,590
50,000	*,p	Celgene Corp	5,403,000
130,724		Eli Lilly & Co	9,395,134
54,000	*	Gilead Sciences, Inc	5,427,540
20,000	*	Hospira, Inc	1,745,800
317,224		Johnson & Johnson	31,468,621
35,400	*	Mallinckrodt plc	4,006,572
357,224		Merck & Co, Inc	21,276,261
55,000	p	Perrigo Co plc	10,080,400
1,082,424		Pfizer, Inc	36,726,646
68,300		Thermo Electron Corp	8,583,944
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	159,238,680

REAL ESTATE - 5.1%
31,800		Alexandria Real Estate Equities, Inc	2,937,684
11,800		Apartment Investment & Management Co (Class A)	445,214
2,224		AvalonBay Communities, Inc	365,492
36,300		Boston Properties, Inc	4,802,853
147,500		Duke Realty Corp	2,921,975
54,000		Equity Lifestyle Properties, Inc	2,852,280
85,400		Equity Residential	6,307,644
22,380		Essex Property Trust, Inc	4,967,241
68,989		Extra Space Storage, Inc	4,548,445
23,890		Federal Realty Investment Trust	3,193,376
160,000		General Growth Properties, Inc	4,384,000
52,400		Health Care REIT, Inc	3,773,848
81,000		Hospitality Properties Trust	2,436,480
14,224		Host Marriott Corp	286,471
23,888		Jones Lang LaSalle, Inc	3,966,841
51,500		Kilroy Realty Corp	3,655,985
71,224		Kimco Realty Corp	1,716,499
27,500		Macerich Co	2,248,400
68,000		National Retail Properties, Inc	2,611,200
68,300		Omega Healthcare Investors, Inc	2,464,947
2,309		Outfront Media, Inc	66,315
9,900		Post Properties, Inc	565,983
26,424		Prologis, Inc	1,062,245
25,400		Public Storage, Inc	4,772,914
43,800		Regency Centers Corp	2,749,764
42,500		Simon Property Group, Inc	7,713,325
31,800		SL Green Realty Corp	3,891,048
80,000		Starwood Property Trust, Inc	1,920,800
69,800		Ventas, Inc	4,809,220
41,890		Vornado Realty Trust	4,335,196
27,500		Weyerhaeuser Co	866,525
		TOTAL REAL ESTATE	93,640,210

RETAILING - 3.1%
55,750	*	Bed Bath & Beyond, Inc	3,928,145
228,900	p	Best Buy Co, Inc	7,931,385
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,540		Dillard’s, Inc (Class A)	$3,623,988
28,000		Expedia, Inc	2,638,440
21,800		Foot Locker, Inc	1,296,010
188,900	e,p	GameStop Corp (Class A)	7,280,206
47,224		Kohl’s Corp	3,383,600
26,838		L Brands, Inc	2,398,244
33,800	*	Liberty Interactive Corp	972,088
66,300	*	Liberty Ventures	2,763,384
54,000		Macy’s, Inc	3,490,020
333,000		Staples, Inc	5,434,560
141,890		Target Corp	11,185,188
		TOTAL RETAILING	56,325,258

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
22,500		Analog Devices, Inc	1,391,400
55,000		Applied Materials, Inc	1,088,450
60,000		Avago Technologies Ltd	7,012,800
150,000		Broadcom Corp (Class A)	6,630,750
45,000	*	Freescale Semiconductor Holdings Ltd	1,759,050
642,424		Intel Corp	20,910,901
66,889		Lam Research Corp	5,055,471
180,000	*	Micron Technology, Inc	5,063,400
198,000		Nvidia Corp	4,394,610
268,000	*	ON Semiconductor Corp	3,087,360
31,300	*	SunEdison, Inc	792,516
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	57,186,708

SOFTWARE & SERVICES - 3.7%
141,890		Activision Blizzard, Inc	3,237,220
60,000	*	Akamai Technologies, Inc	4,426,800
37,500		Amdocs Ltd	2,065,125
46,800	*	AOL, Inc	1,867,320
123,000		CA, Inc	3,907,710
63,900		Computer Sciences Corp	4,118,355
2,000		DST Systems, Inc	230,160
12,880	*	Electronic Arts, Inc	748,199
85,540		Fidelity National Information Services, Inc	5,345,395
331,224		Microsoft Corp	16,110,735
193,800		Symantec Corp	4,830,465
41,890	*,p	VMware, Inc (Class A)	3,690,509
68,800	*	Workday, Inc	6,275,248
203,000		Xerox Corp	2,334,500
201,424	*	Yahoo!, Inc	8,573,613
		TOTAL SOFTWARE & SERVICES	67,761,354

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
48,000	*	Arrow Electronics, Inc	2,866,080
61,000		Avnet, Inc	2,600,430
380,000		Brocade Communications Systems, Inc	4,294,000
49,500		CDW Corp	1,896,840
836,724		Cisco Systems, Inc	24,122,753
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

250,000		Corning, Inc	$5,232,500
40,890	*	EchoStar Corp (Class A)	2,044,500
147,750		EMC Corp	3,975,952
14,724		Harris Corp	1,181,454
431,800		Hewlett-Packard Co	14,236,446
123,800		Jabil Circuit, Inc	2,787,976
6,000		SanDisk Corp	401,640
83,890		Western Digital Corp	8,199,409
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	73,839,980

TELECOMMUNICATION SERVICES - 1.6%
501,424		AT&T, Inc	17,369,327
44,000		CenturyTel, Inc	1,582,240
172,100		Frontier Communications Corp	1,180,606
83,900	*	Level 3 Communications, Inc	4,693,366
85,700		Verizon Communications, Inc	4,322,708
		TOTAL TELECOMMUNICATION SERVICES	29,148,247

TRANSPORTATION - 2.4%
29,900		Alaska Air Group, Inc	1,915,394
35,400		American Airlines Group, Inc	1,709,289
221,800		CSX Corp	8,004,762
203,000		Delta Air Lines, Inc	9,061,920
55,000		FedEx Corp	9,326,350
46,800		Ryder System, Inc	4,462,848
78,800		Southwest Airlines Co	3,196,128
57,500		Union Pacific Corp	6,108,225
		TOTAL TRANSPORTATION	43,784,916

UTILITIES - 4.8%
57,224		AES Corp	758,218
62,300		Alliant Energy Corp	3,767,281
22,224		Ameren Corp	909,851
130,890		American Electric Power Co, Inc	7,443,714
63,800		American Water Works Co, Inc	3,478,376
17,500		Atmos Energy Corp	945,000
98,000		CMS Energy Corp	3,325,140
44,224		Dominion Resources, Inc	3,169,976
7,750		DTE Energy Co	617,132
24,224		Duke Energy Corp	1,879,056
128,000		Edison International	7,800,320
31,000		Entergy Corp	2,392,580
91,000		Eversource Energy	4,437,160
123,000		FirstEnergy Corp	4,416,930
91,989		NextEra Energy, Inc	9,284,450
75,000		NiSource, Inc	3,256,500
31,400		PG&E Corp	1,661,688
4,000		Pinnacle West Capital Corp	244,800
37,224		PPL Corp	1,266,733
130,390		Public Service Enterprise Group, Inc	5,416,401
50,000		SCANA Corp	2,649,000
63,000		Sempra Energy	6,688,710
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,775		Southern Co	$743,132
108,900		UGI Corp	3,790,809
22,900		Westar Energy, Inc	862,185
24,000		Wisconsin Energy Corp	1,178,880
163,900		Xcel Energy, Inc	5,557,849
		TOTAL UTILITIES	87,941,871

		TOTAL COMMON STOCKS	1,820,050,014
		(Cost $1,439,738,585)

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
36,392,432	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	36,392,432
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	36,392,432
		TOTAL SHORT-TERM INVESTMENTS	36,392,432
		(Cost $36,392,432)

		TOTAL INVESTMENTS - 101.6%	1,856,442,446
		(Cost $1,476,131,017)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(28,344,251)
		NET ASSETS - 100.0%	$1,828,098,195

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,898,394.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
16

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.1%
316,930		Delphi Automotive plc	$26,305,190
498,560		General Motors Co	17,479,513
100,609	*	Visteon Corp	10,201,753
		TOTAL AUTOMOBILES & COMPONENTS	53,986,456

BANKS - 5.7%
2,889,918		Bank of America Corp	46,036,394
1,532,859		Citigroup, Inc	81,732,042
339,946	*	Commerzbank AG.	4,586,174
409,518		East West Bancorp, Inc	16,622,336
1,062,973		JPMorgan Chase & Co	67,243,672
1,260,264		Wells Fargo & Co	69,440,546
		TOTAL BANKS	285,661,164

CAPITAL GOODS - 6.1%
62,684		Acuity Brands, Inc	10,465,094
287,930	p	Caesarstone Sdot-Yam Ltd	17,056,973
363,679	p	Eaton Corp	24,995,658
185,408		General Dynamics Corp	25,460,226
3,114,311		General Electric Co	84,335,542
356,233		Honeywell International, Inc	35,951,034
305,557	p	Illinois Tool Works, Inc	28,594,024
345,171		ITT Corp	13,686,030
101,316		Northrop Grumman Corp	15,606,717
247,679		Rockwell Collins, Inc	24,106,597
375,914	*	USG Corp	9,976,758
126,186	*	WABCO Holdings, Inc	15,703,848
		TOTAL CAPITAL GOODS	305,938,501

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
133,350		Equifax, Inc	12,925,615
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,925,615

CONSUMER DURABLES & APPAREL - 4.5%
305,490	*	GoPro, Inc	15,298,939
379,332		Hanesbrands, Inc	11,789,639
157,201	p	Harman International Industries, Inc	20,495,866
633,596	*	Jarden Corp	32,427,443
484,535	*	Kate Spade & Co	15,844,295
178,885	*	Lululemon Athletica, Inc	11,384,241
802,178		Mattel, Inc	22,589,333
99,463	*	Mohawk Industries, Inc	17,256,831
896,774		Newell Rubbermaid, Inc	34,193,993
280,919		Nike, Inc (Class B)	27,766,034

17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

80	e	Prada S.p.A	$434
211,173		VF Corp	15,295,260
		TOTAL CONSUMER DURABLES & APPAREL	224,342,308

CONSUMER SERVICES - 1.4%
765,439	*	Hilton Worldwide Holdings, Inc	22,167,114
243,975	*,p	Norwegian Cruise Line Holdings Ltd	11,835,227
457,335		Restaurant Brands International, Inc	18,650,121
533,445		Sonic Corp	15,283,199
		TOTAL CONSUMER SERVICES	67,935,661

DIVERSIFIED FINANCIALS - 3.3%
20,000	p	Ameriprise Financial, Inc	2,505,600
1,309,947	*	ING Groep NV	20,096,604
405,824	p	Lazard Ltd (Class A)	21,520,847
314,616		Legg Mason, Inc	16,564,532
369,796		Moody’s Corp	39,760,466
1,118,129		Morgan Stanley	41,717,393
508,656		Voya Financial, Inc	21,536,495
		TOTAL DIVERSIFIED FINANCIALS	163,701,937

ENERGY - 6.6%
317,832		Anadarko Petroleum Corp	29,907,991
372,638		Baker Hughes, Inc	25,510,798
495,742		Chevron Corp	55,057,106
210,217	*	Columbia Pipeline Partners LP	5,686,370
269,197	*,p	Concho Resources, Inc	34,096,492
694,132	*,e	Continental Resources, Inc	36,532,167
297,386	*	Diamondback Energy, Inc	24,555,162
280,728		Energen Corp	19,979,412
412,922		EOG Resources, Inc	40,858,632
155,358		Pioneer Natural Resources Co	26,842,755
504,558		Valero Energy Corp	28,709,350
		TOTAL ENERGY	327,736,235

FOOD & STAPLES RETAILING - 2.6%
213,687		Costco Wholesale Corp	30,567,925
420,748		CVS Corp	41,776,069
216,652	*,e	Diplomat Pharmacy, Inc	7,760,475
686,467		Kroger Co	47,304,441
		TOTAL FOOD & STAPLES RETAILING	127,408,910

FOOD, BEVERAGE & TOBACCO - 5.4%
1,881,457		Britvic plc	20,894,649
175,827		Brown-Forman Corp (Class B)	15,864,870
333,264	p	Coca-Cola Enterprises, Inc	14,800,254
415,267	*	Constellation Brands, Inc (Class A)	48,146,056
273,887	*	Diamond Foods, Inc	7,679,792
178,699		Mead Johnson Nutrition Co	17,140,808
776,630		Mondelez International, Inc	29,799,293
105,620	*	Monster Beverage Corp	14,481,558

18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

703,120		PepsiCo, Inc	$66,880,775
320,662		SABMiller plc	16,973,560
379,725	*	WhiteWave Foods Co (Class A)	16,696,508
		TOTAL FOOD, BEVERAGE & TOBACCO	269,358,123

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
134,624		Becton Dickinson & Co	18,964,483
109,708	*	Edwards Lifesciences Corp	13,894,518
634,929	*,p	Hologic, Inc	21,422,504
249,706		Humana, Inc	41,351,314
18,000	*	Idexx Laboratories, Inc	2,256,660
194,742	*	Inovalon Holdings, Inc	4,917,235
133,567		McKesson Corp	29,838,868
183,867	e	STERIS Corp	12,227,156
240,061		Universal Health Services, Inc (Class B)	28,075,134
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	172,947,872

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
133,214		Estee Lauder Cos (Class A)	10,828,966
74,670	e	L’Oreal S.A.	14,250,087
685,688		Procter & Gamble Co	54,519,053
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	79,598,106

INSURANCE - 2.2%
304,097		ACE Ltd	32,535,338
904,284		Hartford Financial Services Group, Inc	36,867,658
284,578		Metlife, Inc	14,596,006
641,151		XL Capital Ltd	23,773,879
		TOTAL INSURANCE	107,772,881

MATERIALS - 2.6%
288,677		Akzo Nobel NV	22,087,748
614,849		Dow Chemical Co	31,357,299
245,131		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,704,198
206,817		Novozymes AS	9,541,814
127,267		PPG Industries, Inc	28,197,277
113,789		Scotts Miracle-Gro Co (Class A)	7,340,528
566,656		Sealed Air Corp	25,839,514
		TOTAL MATERIALS	130,068,378

MEDIA - 4.3%
322,540	*,p	AMC Networks, Inc	24,332,418
121,987		CBS Corp (Class B)	7,579,052
638,603		Comcast Corp (Class A)	36,885,709
168,595	*	DISH Network Corp (Class A)	11,407,138
554,547	e	Lions Gate Entertainment Corp	17,196,502
477,086		Time Warner, Inc	40,270,829
714,048		Walt Disney Co	77,631,299
		TOTAL MEDIA	215,302,947

19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
710,703		AbbVie, Inc	$45,954,056
188,792	*	Actavis plc	53,401,705
280,235		Amgen, Inc	44,251,909
70,326	*,p	Biogen Idec, Inc	26,297,001
143,139	*	BioMarin Pharmaceuticals, Inc	16,038,725
86,839	*	Biovail Corp	18,837,984
504,234		Bristol-Myers Squibb Co	32,134,833
399,916	*,p	Celgene Corp	43,214,923
143,814	*	Gilead Sciences, Inc	14,454,745
306,655		H Lundbeck AS	5,964,745
114,536	*	Illumina, Inc	21,103,258
285,993		Ipsen	16,424,003
136,322	*	Jazz Pharmaceuticals plc	24,360,741
148,623	*	Mallinckrodt plc	16,821,151
978,786	p	Merck & Co, Inc	58,296,494
241,972	*,p	Mylan NV	17,484,897
294,351		Novartis AG.	30,045,030
1,718,597		Pfizer, Inc	58,311,996
232,913		Shire Ltd	18,927,334
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	562,325,530

REAL ESTATE - 0.8%
462,271		Brixmor Property Group, Inc	10,840,255
337,853		Crown Castle International Corp	28,220,861
		TOTAL REAL ESTATE	39,061,116

RETAILING - 6.5%
104,749	*	Amazon.com, Inc	44,181,033
38,839	*	AutoZone, Inc	26,125,442
507,389		Best Buy Co, Inc	17,581,029
156,609	*	Etsy, Inc	3,482,984
705,501		Home Depot, Inc	75,474,497
110,468		HSN, Inc	6,895,413
253,675		Inditex S.A.	8,140,190
2,127,583	*,e	JC Penney Co, Inc	17,658,939
58,177	*,p	NetFlix, Inc	32,375,501
94,020	*,p	O’Reilly Automotive, Inc	20,480,377
230,078	*	Sally Beauty Holdings, Inc	7,180,734
228,309		Target Corp	17,997,598
203,816		Tiffany & Co	17,829,824
72,723	*	Ulta Salon Cosmetics & Fragrance, Inc	10,987,718
220,878		Williams-Sonoma, Inc	16,241,159
		TOTAL RETAILING	322,632,438

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
404,107		Altera Corp	16,843,180
202,553		Analog Devices, Inc	12,525,877
224,493		Avago Technologies Ltd	26,238,742
511,330		Broadcom Corp (Class A)	22,603,343
181,351	*,p	Cavium Networks, Inc	11,749,731
1,459,598		Intel Corp	47,509,915
759,160	*	Micron Technology, Inc	21,355,171

20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

355,691	*,p	NXP Semiconductors NV	$34,189,019
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	193,014,978

SOFTWARE & SERVICES - 12.8%
99,997	*	Akamai Technologies, Inc	7,377,779
83,154	*	Alliance Data Systems Corp	24,722,516
248,492	*,p	Autodesk, Inc	14,121,800
226,033	*,e	Check Point Software Technologies	18,869,235
144,667		Dassault Systemes S.A.	11,147,506
256,764	*	Electronic Arts, Inc	14,915,421
862,968	*,p	Facebook, Inc	67,975,989
204,552	*,e	FireEye, Inc	8,447,997
592,501	*,p	Fortinet, Inc	22,360,988
172,024	*,p	Google, Inc	92,435,462
222,178	*,p	GrubHub, Inc	9,147,068
40,461	*	LinkedIn Corp	10,201,432
198,298	*,p	Manhattan Associates, Inc	10,422,543
569,089	p	Mastercard, Inc (Class A)	51,337,519
2,142,850		Microsoft Corp	104,228,224
86,721	*	MicroStrategy, Inc (Class A)	15,793,628
1,067,316		Oracle Corp	46,556,324
465,284	*,p	Salesforce.com, Inc	33,881,981
593,656	*	Take-Two Interactive Software, Inc	14,069,647
588,900		Tencent Holdings Ltd	12,154,231
221,782	*,p	Twitter, Inc	8,640,627
452,439	*	VeriFone Systems, Inc	16,183,743
487,056	*	Yahoo!, Inc	20,731,538
		TOTAL SOFTWARE & SERVICES	635,723,198

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
1,771,689	p	Apple, Inc	221,726,878
767,688	*	Ciena Corp	16,351,754
2,146,465		Cisco Systems, Inc	61,882,586
245,935	*	F5 Networks, Inc	30,008,989
377,853	*	JDS Uniphase Corp	4,783,619
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	334,753,826

TELECOMMUNICATION SERVICES - 2.0%
459,616	*	Level 3 Communications, Inc	25,710,919
708,510	*	T-Mobile US, Inc	24,117,681
960,703		Verizon Communications, Inc	48,457,859
		TOTAL TELECOMMUNICATION SERVICES	98,286,459

TRANSPORTATION - 2.1%
802,585		Delta Air Lines, Inc	35,827,395
142,158		FedEx Corp	24,105,732
169,056	p	Kansas City Southern Industries, Inc	17,326,549
83,983	*	Old Dominion Freight Line	5,973,711
239,269		Ryder System, Inc	22,816,692
		TOTAL TRANSPORTATION	106,050,079

21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 2.0%
395,897		American Electric Power Co, Inc			$22,514,662
307,529		American Water Works Co, Inc			16,766,481
386,132		NextEra Energy, Inc			38,972,303
219,230		Sempra Energy			23,275,649
		TOTAL UTILITIES			101,529,095

		TOTAL COMMON STOCKS			4,938,061,813
		(Cost $3,889,432,469)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
20,000		Eaton Corp plc			2,000
20,000		USG Corp			3,000
		TOTAL CAPITAL GOODS			5,000

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
30,000		Celgene Corp			66,600
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			66,600

SOFTWARE & SERVICES - 0.0%
30,000		Oracle Corp			19,200
		TOTAL SOFTWARE & SERVICES			19,200

		TOTAL PURCHASED OPTIONS			90,800
		(Cost $111,262)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.1%
$700,000		Federal Home Loan Bank (FHLB)	0.070%	05/04/15	699,998
4,200,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050	05/12/15	4,199,962
		TOTAL GOVERNMENT AGENCY DEBT			4,899,960

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
105,709,662	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			105,709,662
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			105,709,662
		TOTAL SHORT-TERM INVESTMENTS			110,609,622
		(Cost $110,609,594)

		TOTAL INVESTMENTS - 101.5%			5,048,762,235
		(Cost $4,000,153,325)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(75,396,213)
		NET ASSETS - 100.0%			$4,973,366,022

22

TIAA-CREF FUNDS - Growth & Income Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,803,376.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.

23

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUTOMOBILES & COMPONENTS - 1.1%
147,750	*,e	Tesla Motors, Inc	$33,398,888
		TOTAL AUTOMOBILES & COMPONENTS	33,398,888

CAPITAL GOODS - 2.5%
63,984	*	Middleby Corp	6,484,139
146,006		Rockwell Collins, Inc	14,210,764
166,434		Roper Industries, Inc	27,989,206
118,159	e	W.W. Grainger, Inc	29,354,240
		TOTAL CAPITAL GOODS	78,038,349

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
521,502	*	Verisk Analytics, Inc	39,133,510
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,133,510

CONSUMER DURABLES & APPAREL - 2.7%
310,915		Mattel, Inc	8,755,366
612,448		Nike, Inc (Class B)	60,534,360
209,936		VF Corp	15,205,665
		TOTAL CONSUMER DURABLES & APPAREL	84,495,391

CONSUMER SERVICES - 3.5%
371,893		ARAMARK Holdings Corp	11,428,272
590,701	*	Norwegian Cruise Line Holdings Ltd	28,654,906
1,400,078		Starbucks Corp	69,415,867
		TOTAL CONSUMER SERVICES	109,499,045

DIVERSIFIED FINANCIALS - 4.2%
1,115,247		Charles Schwab Corp	34,015,034
129,878		IntercontinentalExchange Group, Inc	29,161,507
296,722		McGraw-Hill Financial, Inc	30,948,105
332,991		Moody’s Corp	35,803,192
		TOTAL DIVERSIFIED FINANCIALS	129,927,838

ENERGY - 2.7%
251,487	*	Concho Resources, Inc	31,853,343
303,913		EOG Resources, Inc	30,072,191
248,273		Schlumberger Ltd	23,489,109
		TOTAL ENERGY	85,414,643

FOOD & STAPLES RETAILING - 0.7%
229,177		CVS Corp	22,754,984
		TOTAL FOOD & STAPLES RETAILING	22,754,984
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.4%
45,022		Keurig Green Mountain, Inc	$5,239,210
258,639		Mead Johnson Nutrition Co	24,808,653
243,531	*	Monster Beverage Corp	33,390,536
224,017		Pinnacle Foods, Inc	9,083,889
84,770	*	WhiteWave Foods Co (Class A)	3,727,337
		TOTAL FOOD, BEVERAGE & TOBACCO	76,249,625

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
466,833	*	Cerner Corp	33,523,278
145,103	*	Idexx Laboratories, Inc	18,191,563
152,162	*	Inovalon Holdings, Inc	3,842,090
60,444	*	Intuitive Surgical, Inc	29,979,015
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	85,535,946

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
773,465		Estee Lauder Cos (Class A)	62,874,970
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	62,874,970

MATERIALS - 4.2%
77,714		Albemarle Corp	4,639,526
608,912		Monsanto Co	69,391,612
150,161		PPG Industries, Inc	33,269,671
86,746		Sherwin-Williams Co	24,115,388
		TOTAL MATERIALS	131,416,197

MEDIA - 5.1%
441,926		CBS Corp (Class B)	27,456,862
418,762		Comcast Corp (Class A)	24,187,693
59,110		Time Warner Cable, Inc	9,192,787
378,275		Time Warner, Inc	31,930,193
597,693		Walt Disney Co	64,981,183
		TOTAL MEDIA	157,748,718

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.9%
239,027	*	Actavis plc	67,611,177
306,564	*	Alexion Pharmaceuticals, Inc	51,879,826
115,395	*	Alkermes plc	6,389,421
105,761	*	Biogen Idec, Inc	39,547,211
140,322	*	BioMarin Pharmaceuticals, Inc	15,723,080
128,098	*	Biovail Corp	27,788,299
726,084		Bristol-Myers Squibb Co	46,273,333
505,198	*	Celgene Corp	54,591,696
618,938	*	Gilead Sciences, Inc	62,209,458
80,020	*	Illumina, Inc	14,743,685
77,811	*	Incyte Corp	7,560,117
215,366	*	Mylan NV	15,562,347
292,770		Novartis AG. (ADR)	29,803,986
124,766		Perrigo Co plc	22,867,113
273,051		Thermo Electron Corp	34,317,050
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	496,867,799
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.0%
796,286	*	CBRE Group, Inc	$30,529,605
		TOTAL REAL ESTATE	30,529,605

RETAILING - 7.8%
260,674	*	Amazon.com, Inc	109,947,080
261,171	*	Carmax, Inc	17,788,357
237,730		Expedia, Inc	22,401,298
22,900	e	Fast Retailing Co Ltd	9,019,847
1,278,296	*	Groupon, Inc	8,845,808
620,603		Home Depot, Inc	66,392,109
113,316		Tiffany & Co	9,912,884
		TOTAL RETAILING	244,307,383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
1,036,782		Applied Materials, Inc	20,517,916
439,005		ARM Holdings plc (ADR)	22,384,865
85,120		Avago Technologies Ltd	9,948,825
194,799		Broadcom Corp (Class A)	8,611,090
224,444	*	NXP Semiconductors NV	21,573,557
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	83,036,253

SOFTWARE & SERVICES - 26.7%
1,127,679	*	Adobe Systems, Inc	85,771,265
68,872	*	Alliance Data Systems Corp	20,476,334
406,865	*	Autodesk, Inc	23,122,138
392,584	*	eBay, Inc	22,871,944
949,059	*	Facebook, Inc	74,757,377
128,806	*	Google, Inc	69,212,403
99,962	*	Google, Inc (Class A)	54,856,147
896,484		Intuit, Inc	89,944,240
119,863	*	LinkedIn Corp	30,221,058
861,447		Mastercard, Inc (Class A)	77,711,134
623,791	*	Red Hat, Inc	46,946,511
428,960		Sabre Corp	10,676,814
889,124	*	Salesforce.com, Inc	64,746,010
102,260	*	ServiceNow, Inc	7,655,184
1,032,000		Tencent Holdings Ltd	21,299,314
301,947	*	Twitter, Inc	11,763,855
1,008,464		Visa, Inc (Class A)	66,609,047
1,253,038	*	Yahoo!, Inc	53,335,562
		TOTAL SOFTWARE & SERVICES	831,976,337

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
3,628,191		Alcatel-Lucent (ADR)	12,335,850
1,174,536		Apple, Inc	146,993,180
1,954,818		Cisco Systems, Inc	56,357,403
57,049	*	Palo Alto Networks, Inc	8,427,278
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	224,113,711
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.9%
521,771	*	Level 3 Communications, Inc			$29,187,870
		TOTAL TELECOMMUNICATION SERVICES			29,187,870

TRANSPORTATION - 0.6%
432,085		Delta Air Lines, Inc			19,288,274
		TOTAL TRANSPORTATION			19,288,274

		TOTAL COMMON STOCKS			3,055,795,336
		(Cost $2,344,190,403)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 2.1%
$15,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/01/15	15,000,000
19,200,000		FHLB	0.070	05/04/15	19,199,942
30,000,000		FHLB	0.067	06/03/15	29,998,710
		TOTAL GOVERNMENT AGENCY DEBT			64,198,652

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
41,659,517	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			41,659,517
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			41,659,517
		TOTAL SHORT-TERM INVESTMENTS			105,858,169
		(Cost $105,857,562)

		TOTAL INVESTMENTS - 101.3%			3,161,653,505
		(Cost $2,450,047,965)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(39,805,368)
		NET ASSETS - 100.0%			$3,121,848,137

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,768,669.
27

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 0.5%
402,683	*	American Axle & Manufacturing Holdings, Inc	$10,038,887
422,153		General Motors Co	14,800,684
		TOTAL AUTOMOBILES & COMPONENTS	24,839,571

BANKS - 11.1%
9,445,865		Bank of America Corp	150,472,630
1,426,675		Citigroup, Inc	76,070,311
1,212,253	*	Commerzbank AG.	16,354,373
704,141	*	Hilltop Holdings, Inc	14,160,276
2,262,305		Huntington Bancshares, Inc	24,568,632
1,347,489		Investors Bancorp, Inc	15,954,270
1,310,940		JPMorgan Chase & Co	82,930,064
2,423,412		Keycorp	35,018,303
2,622,916		Regions Financial Corp	25,783,264
1,206,776		TCF Financial Corp	18,898,112
120,969		US Bancorp	5,185,941
2,689,016		Wells Fargo & Co	148,164,782
399,355		Zions Bancorporation	11,315,724
		TOTAL BANKS	624,876,682

CAPITAL GOODS - 7.1%
513,007		Allegion plc	31,370,378
107,008		General Dynamics Corp	14,694,338
4,355,885		General Electric Co	117,957,366
66,031		Hubbell, Inc (Class B)	7,186,154
225,227		Joy Global, Inc	9,603,679
81,889		L-3 Communications Holdings, Inc	9,409,865
876,151		Masco Corp	23,209,240
837,402		SPX Corp	64,479,954
1,701,077		Terex Corp	46,711,575
4,078,000	*	Toshiba Corp	16,338,744
272,708		Triumph Group, Inc	16,155,222
296,589		United Technologies Corp	33,736,999
345,340	*,e	USG Corp	9,165,324
		TOTAL CAPITAL GOODS	400,018,838

CONSUMER DURABLES & APPAREL - 2.5%
197,588	*	Deckers Outdoor Corp	14,621,512
1,003,204	*	Jarden Corp	51,343,981
942,913		Mattel, Inc	26,552,430
1,350,111		Pulte Homes, Inc	26,057,142
716,907	*	Sony Corp (ADR)	21,672,099
		TOTAL CONSUMER DURABLES & APPAREL	140,247,164
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.4%
1,187,647		ARAMARK Holdings Corp	$36,496,392
203,235	*	Belmond Ltd.	2,503,855
323,376		Carnival Corp	14,218,843
1,343,719		Extended Stay America, Inc	27,223,747
387,538		Interval Leisure Group, Inc	9,607,067
476,284	*	MGM Mirage	10,073,406
8,870		Restaurant Brands International LP	347,212
878,128		Restaurant Brands International, Inc	35,810,060
		TOTAL CONSUMER SERVICES	136,280,582

DIVERSIFIED FINANCIALS - 6.0%
104,570	*	Ally Financial, Inc	2,289,037
130,764		Capital One Financial Corp	10,572,270
2,050,915	*	E*Trade Financial Corp	59,045,843
123,291		Goldman Sachs Group, Inc	24,216,818
1,461,557	*	ING Groep NV (ADR)	22,391,053
666,326		Legg Mason, Inc	35,082,064
1,891,197		Morgan Stanley	70,560,560
710,839		State Street Corp	54,819,904
1,910,269	*	Synchrony Financial	59,504,879
		TOTAL DIVERSIFIED FINANCIALS	338,482,428

ENERGY - 10.8%
135,072		Anadarko Petroleum Corp	12,710,275
1,034,215		Apache Corp	70,740,306
178,941		Baker Hughes, Inc	12,250,301
965,266		Chevron Corp	107,202,442
121,795		Cimarex Energy Co	15,151,298
177,994	*	Columbia Pipeline Partners LP	4,814,738
250,432	*	Concho Resources, Inc	31,719,717
568,908	*	Diamondback Energy, Inc	46,974,734
274,265		EOG Resources, Inc	27,138,522
977,531		Exxon Mobil Corp	85,406,884
467,050	*,e	Laredo Petroleum Holdings, Inc	7,379,390
1,197,424	*	Matador Resources Co	33,192,593
1,208,701		Nabors Industries Ltd	20,185,307
487,836	*	Parsley Energy, Inc	8,459,076
241,726		Pioneer Natural Resources Co	41,765,418
1,210,604	*	RSP Permian, Inc	35,131,728
7,912		Valero Energy Corp	450,193
1,557,464	*	Weatherford International Ltd	22,661,101
436,808		Williams Cos, Inc	22,360,201
		TOTAL ENERGY	605,694,224

FOOD & STAPLES RETAILING - 1.0%
405,126		CVS Corp	40,224,960
168,633		Walgreens Boots Alliance, Inc	13,984,735
		TOTAL FOOD & STAPLES RETAILING	54,209,695

FOOD, BEVERAGE & TOBACCO - 2.8%
815,827		ConAgra Foods, Inc	29,492,146
247,661	Kraft Foods Group, Inc	20,989,270
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

730,497		Mondelez International, Inc	$28,029,170
1,164,532		Pinnacle Foods, Inc	47,221,773
626,644		SABMiller plc	33,170,065
		TOTAL FOOD, BEVERAGE & TOBACCO	158,902,424

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
56,705		Anthem, Inc	8,558,486
110,467		Baxter International, Inc	7,593,502
3,081,942	*	Boston Scientific Corp	54,920,206
694,137	*	Hologic, Inc	23,420,182
312,167		Medtronic plc	23,240,833
578,300	*	Olympus Corp	20,824,565
586,299		UnitedHealth Group, Inc	65,313,709
288,684	*	WellCare Health Plans, Inc	22,352,802
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	226,224,285

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
1,357,131		Procter & Gamble Co	107,905,486
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	107,905,486

INSURANCE - 6.7%
405,963		ACE Ltd	43,433,981
592,419		Allstate Corp	41,267,907
707,671		American International Group, Inc	39,834,801
434,219	*	Berkshire Hathaway, Inc (Class B)	61,316,065
957,840		Hartford Financial Services Group, Inc	39,051,137
445,431		Marsh & McLennan Cos, Inc	25,015,405
568,635		Metlife, Inc	29,165,289
563,334		Principal Financial Group	28,797,634
266,148		Prudential Financial, Inc	21,717,677
221,429		Travelers Cos, Inc	22,388,686
665,876		XL Capital Ltd	24,690,682
		TOTAL INSURANCE	376,679,264

MATERIALS - 4.1%
946,094		Acerinox S.A.	13,805,548
132,680		Akzo Nobel NV	10,151,839
213,108		Albemarle Corp	12,722,548
513,294		Axiall Corp	20,942,395
1,999,806	*	Cemex SAB de C.V. (ADR)	19,238,130
701,066	*	Constellium NV	12,878,583
888,701		Freeport-McMoRan Copper & Gold, Inc (Class B)	20,680,072
4,365,648	*	Louisiana-Pacific Corp	66,532,475
762,948		Sealed Air Corp	34,790,429
155,035	e	Southern Copper Corp (NY)	5,051,040
227,405	*,e	Trinseo S.A.	5,178,012
83,046	e	Wacker Chemie AG.	10,300,050
		TOTAL MATERIALS	232,271,121
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 0.9%
77,267		Naspers Ltd (N Shares)	$12,122,093
266,789		Time Warner, Inc	22,519,660
291,917	*	Tribune Co	16,367,786
		TOTAL MEDIA	51,009,539

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
497,821		AbbVie, Inc	32,189,106
52,051	*	Actavis plc	14,723,146
567,401		Agilent Technologies, Inc	23,473,379
863,624	*	Biovitrum AB	13,879,936
243,158		Bristol-Myers Squibb Co	15,496,459
576,042		Eli Lilly & Co	41,400,138
588,671	*	Endo International plc	49,486,628
220,028	*,e	Insys Therapeutics, Inc	11,566,872
843,158		Johnson & Johnson	83,641,274
260,438	*	Mallinckrodt plc	29,476,373
1,260,375		Merck & Co, Inc	75,067,935
3,704,200		Pfizer, Inc	125,683,506
300,092	*	Qiagen NV (NASDAQ)	7,145,191
389,851		Zoetis Inc	17,317,181
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	540,547,124

REAL ESTATE - 2.9%
848,529		Brixmor Property Group, Inc	19,898,005
462,439	*	Forest City Enterprises, Inc (Class A)	10,987,551
232,698		Home Properties, Inc	17,117,265
538,216		Mack-Cali Realty Corp	9,660,977
305,962		Paramount Group, Inc	5,605,224
392,725		Post Properties, Inc	22,452,088
162,326		Potlatch Corp	5,991,453
358,168	*	Realogy Holdings Corp	16,980,745
1,423,140		Starwood Property Trust, Inc	34,169,591
47,056		Vornado Realty Trust	4,869,825
786,877		WP GLIMCHER, Inc	11,803,155
		TOTAL REAL ESTATE	159,535,879

RETAILING - 3.2%
741,951		Best Buy Co, Inc	25,708,602
212,253		Dick’s Sporting Goods, Inc	11,516,848
759,718		DSW, Inc (Class A)	27,554,972
151,362		Expedia, Inc	14,262,841
3,272,797	*	Groupon, Inc	22,647,755
11,357,948	e	Hengdeli Holdings Ltd	2,549,861
13,996,320	*	Intime Retail Group Co Ltd	15,649,815
4,236,423	*,e	JC Penney Co, Inc	35,162,311
94,900	*,e	Lifestyle Properties Development Ltd	30,733
323,200		Target Corp	25,477,856
		TOTAL RETAILING	180,561,594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
471,454		Applied Materials, Inc	9,330,075
1,607,923		Atmel Corp	12,188,056

31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,004,973		Broadcom Corp (Class A)	$44,424,831
689,057		Intel Corp	22,428,806
2,108,486		Marvell Technology Group Ltd	29,539,889
320,011		Maxim Integrated Products, Inc	10,505,961
443,939	*	Mellanox Technologies Ltd	20,638,724
2,215,462	*	ON Semiconductor Corp	25,522,122
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	174,578,464

SOFTWARE & SERVICES - 4.8%
387,518	*	Autodesk, Inc	22,022,648
137,136	*	Cimpress NV	11,511,196
106,960	*	Citrix Systems, Inc	7,183,433
524,065	*	eBay, Inc	30,532,027
627,583	*	Fortinet, Inc	23,684,982
1,384,215		Microsoft Corp	67,328,218
406,870	*	PTC, Inc	15,599,396
279,912	*	Rackspace Hosting, Inc	15,087,257
1,501,986	*	Yahoo!, Inc	63,932,034
5,737,971	*	Zynga, Inc	14,058,029
		TOTAL SOFTWARE & SERVICES	270,939,220

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
4,492,016		Alcatel-Lucent (ADR)	15,272,855
319,435	*	Ciena Corp	6,803,966
2,525,075		Cisco Systems, Inc	72,797,912
428,423		Corning, Inc	8,966,893
1,157,674		EMC Corp	31,153,007
852,336		Hewlett-Packard Co	28,101,518
2,058,809	*	JDS Uniphase Corp	26,064,522
515,168		Juniper Networks, Inc	13,615,890
283,700	*	Keysight Technologies, Inc	9,492,602
392,556	*,e	Knowles Corp	7,525,299
1,044,826		Nokia Corp	6,874,955
195,510		Seagate Technology, Inc	11,480,347
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	238,149,766

TELECOMMUNICATION SERVICES - 2.6%
1,885,962		AT&T, Inc	65,329,724
945,848	*	Level 3 Communications, Inc	52,910,737
954,442		Telephone & Data Systems, Inc	25,493,146
		TOTAL TELECOMMUNICATION SERVICES	143,733,607

TRANSPORTATION - 2.4%
646,685		American Airlines Group, Inc	31,225,185
726,667	*,b,m	AMR Corp (Escrow)	7,267
842,491		Con-Way, Inc	34,626,380
122,685		FedEx Corp	20,803,695
1,498,677	*	Hertz Global Holdings, Inc	31,232,429
180,154	*	UAL Corp	10,762,400
336,146	e	UTI Worldwide, Inc	3,035,398
		TOTAL TRANSPORTATION	131,692,754

32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 3.9%
292,789		Duke Energy Corp			$22,711,643
221,516		Edison International			13,499,185
362,752		Exelon Corp			12,340,823
1,630,140		FirstEnergy Corp			58,538,327
626,640		NextEra Energy, Inc			63,246,775
967,721		NRG Energy, Inc			24,425,278
236,170		PG&E Corp			12,498,116
119,026		Sempra Energy			12,636,991
		TOTAL UTILITIES			219,897,138

		TOTAL COMMON STOCKS			5,537,276,849
		(Cost $4,438,210,674)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 1.3%
$14,600,000		Federal Home Loan Bank (FHLB)	0.045%	05/20/15	14,599,767
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.043	05/19/15	19,999,700
40,000,000		Federal National Mortgage Association (FNMA)	0.045	05/01/15	40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			74,599,467

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
82,233,051	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			82,233,051
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			82,233,051
		TOTAL SHORT-TERM INVESTMENTS			156,832,518
		(Cost $156,832,280)

		TOTAL INVESTMENTS - 101.3%			5,694,109,367
		(Cost $4,595,042,954)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(73,136,351)
		NET ASSETS - 100.0%			$5,620,973,016

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $78,477,402.
m	Indicates a security that has been deemed illiquid.
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.2%
155,485		Delphi Automotive plc	$12,905,255
221,720	*,e	Mobileye NV	9,946,359
		TOTAL AUTOMOBILES & COMPONENTS	22,851,614

BANKS - 2.0%
624,273		Investors Bancorp, Inc	7,391,392
123,336	*	Signature Bank	16,538,124
97,000	*	SVB Financial Group	12,877,720
		TOTAL BANKS	36,807,236

CAPITAL GOODS - 7.0%
90,363		Acuity Brands, Inc	15,086,103
210,305		Fortune Brands Home & Security, Inc	9,379,603
155,257		Ingersoll-Rand plc	10,222,121
654,814		Masco Corp	17,346,023
144,230	*	Middleby Corp	14,616,268
201,857		Rockwell Collins, Inc	19,646,742
87,163		Roper Industries, Inc	14,658,202
90,128		TransDigm Group, Inc	19,118,852
364,836	*,e	USG Corp	9,682,747
		TOTAL CAPITAL GOODS	129,756,661

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
131,629	*	Stericycle, Inc	17,563,257
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,563,257

CONSUMER DURABLES & APPAREL - 6.2%
140,829		Carter’s, Inc	14,063,184
341,135		DR Horton, Inc	8,664,829
611,376		Hanesbrands, Inc	19,001,566
156,642	*	Kate Spade & Co	5,122,193
263,193	*	Michael Kors Holdings Ltd	16,281,119
58,584	*	Mohawk Industries, Inc	10,164,324
234,575	*	Under Armour, Inc (Class A)	18,191,291
314,111		VF Corp	22,751,060
		TOTAL CONSUMER DURABLES & APPAREL	114,239,566

CONSUMER SERVICES - 4.0%
33,304	*	Chipotle Mexican Grill, Inc (Class A)	20,693,108
424,863	*	Hilton Worldwide Holdings, Inc	12,304,032
125,000	*	Homeinns Hotel Group (ADR)	3,496,250
240,385		Marriott International, Inc (Class A)	19,242,819
320,300		Restaurant Brands International, Inc	13,061,834
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

179,720	*,e	Zoe’s Kitchen, Inc	$5,504,824
		TOTAL CONSUMER SERVICES	74,302,867

DIVERSIFIED FINANCIALS - 5.8%
505,391	e	iShares Russell Midcap Growth Index Fund	49,149,275
247,806		Lazard Ltd (Class A)	13,141,152
240,310		McGraw-Hill Financial, Inc	25,064,333
186,306		Moody’s Corp	20,031,621
		TOTAL DIVERSIFIED FINANCIALS	107,386,381

ENERGY - 5.1%
200,000		Apache Corp	13,680,000
193,363	*	Cheniere Energy, Inc	14,790,336
164,027	*	Concho Resources, Inc	20,775,660
151,553	*	Diamondback Energy, Inc	12,513,731
122,281		EQT Corp	10,997,953
542,626		Nabors Industries Ltd	9,061,854
426,497	*	RSP Permian, Inc	12,376,943
		TOTAL ENERGY	94,196,477

FOOD & STAPLES RETAILING - 1.6%
349,797		Kroger Co	24,104,511
131,910		Whole Foods Market, Inc	6,300,022
		TOTAL FOOD & STAPLES RETAILING	30,404,533

FOOD, BEVERAGE & TOBACCO - 6.0%
150,775	*	Constellation Brands, Inc (Class A)	17,480,854
155,000	*	Hain Celestial Group, Inc	9,337,200
73,785		Keurig Green Mountain, Inc	8,586,360
253,441		Lorillard, Inc	17,705,388
231,315		Mead Johnson Nutrition Co	22,187,735
152,263	*	Monster Beverage Corp	20,876,780
345,327	*	WhiteWave Foods Co (Class A)	15,184,028
		TOTAL FOOD, BEVERAGE & TOBACCO	111,358,345

HEALTH CARE EQUIPMENT & SERVICES - 7.7%
178,737	*	Acadia Healthcare Co, Inc	12,243,484
305,672	*,e	Air Methods Corp	13,969,210
221,737		AmerisourceBergen Corp	25,344,539
197,648	*	Centene Corp	12,252,200
272,666	*	Cerner Corp	19,580,145
70,707	*	DexCom, Inc	4,777,672
91,878	*	Idexx Laboratories, Inc	11,518,745
279,419	*	Inovalon Holdings, Inc	7,055,330
364,724	*	Insulet Corp	10,887,011
14,114	*	Intuitive Surgical, Inc	7,000,262
188,579	*	Pediatrix Medical Group, Inc	13,347,622
200,000	*,e	Veeva Systems, Inc	5,310,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	143,286,220
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
115,921		Church & Dwight Co, Inc	$9,409,308
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,409,308

MATERIALS - 4.3%
183,636		Albemarle Corp	10,963,069
196,303		Avery Dennison Corp	10,912,484
354,619	*	Berry Plastics Group, Inc	12,135,062
143,710		FMC Corp	8,523,440
180,000		RPM International, Inc	8,557,200
184,476		Valspar Corp	14,961,004
135,956	*	WR Grace & Co	13,149,664
		TOTAL MATERIALS	79,201,923

MEDIA - 1.8%
40,032	*	Charter Communications, Inc	7,488,386
381,570	*	Eros International plc	6,749,973
628,084		Interpublic Group of Cos, Inc	13,089,271
134,627	*,e	Rentrak Corp	6,381,320
		TOTAL MEDIA	33,708,950

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
44,963	*	Alnylam Pharmaceuticals, Inc	4,580,381
149,550	*	BioMarin Pharmaceuticals, Inc	16,757,078
119,609	*	Coherus Biosciences, Inc	2,603,888
146,591	*	Endo International plc	12,323,172
64,520	*	Illumina, Inc	11,887,810
83,477	*	Incyte Corp	8,110,625
99,817	*,e	Insys Therapeutics, Inc	5,247,380
91,710	*	Jazz Pharmaceuticals plc	16,388,577
73,952	*	Mallinckrodt plc	8,369,887
675,000	*,e	Merrimack Pharmaceuticals, Inc	7,492,500
298,582	*	Mylan NV	21,575,535
50,500	*	United Therapeutics Corp	8,064,345
113,823	*	Vertex Pharmaceuticals, Inc	14,032,100
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	137,433,278

REAL ESTATE - 1.9%
460,714	*	CBRE Group, Inc	17,663,775
213,569		Crown Castle International Corp	17,839,418
		TOTAL REAL ESTATE	35,503,193

RETAILING - 10.8%
106,840		Advance Auto Parts, Inc	15,278,120
16,428	*	AutoZone, Inc	11,050,459
210,338	*	Carmax, Inc	14,326,121
248,965		Dollar General Corp	18,102,245
167,500	*	Dollar Tree, Inc	12,798,675
122,312	p	Expedia, Inc	11,525,460
1,019,683	*	Groupon, Inc	7,056,206
276,591		Macy’s, Inc	17,876,076
27,823	*	NetFlix, Inc	15,483,500
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

54,925	*	O’Reilly Automotive, Inc	$11,964,313
189,265	*	Restoration Hardware Holdings, Inc	16,308,965
113,779		Signet Jewelers Ltd	15,261,177
201,073		Tractor Supply Co	17,304,342
36,299	*	Ulta Salon Cosmetics & Fragrance, Inc	5,484,416
389,225	*,e	Vipshop Holdings Ltd (ADR)	11,011,175
		TOTAL RETAILING	200,831,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
759,967		Applied Materials, Inc	15,039,747
166,333		Avago Technologies Ltd	19,441,001
404,188		ChipMOS TECHNOLOGIES Bermuda Ltd	9,336,743
195,959		Lam Research Corp	14,810,581
266,425	*	Mellanox Technologies Ltd	12,386,098
102,180	*	NXP Semiconductors NV	9,821,542
127,895		Skyworks Solutions, Inc	11,798,314
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	92,634,026

SOFTWARE & SERVICES - 12.8%
162,109		Activision Blizzard, Inc	3,698,517
104,814	*	Akamai Technologies, Inc	7,733,177
66,192	*	Alliance Data Systems Corp	19,679,544
232,283	*	Autodesk, Inc	13,200,643
324,441	*	Blackhawk Network Holdings, Inc (B Shares)	11,910,229
148,118	*	comScore, Inc	7,755,458
200,000	*,e	Endurance International Group Holdings, Inc	3,668,000
114,368	*	FleetCor Technologies, Inc	18,400,668
338,554	*	Fortinet, Inc	12,777,028
14,938	*,e	GoDaddy, Inc	374,496
122,399	*	GrubHub, Inc	5,039,167
227,881	*	Guidewire Software, Inc	11,382,656
137,397		Intuit, Inc	13,785,041
406,245	*,e	LendingClub Corp	7,088,975
82,410	*	LinkedIn Corp	20,778,033
700,515	*,e	MobileIron, Inc	4,217,100
465,109	*	QLIK Technologies, Inc	16,181,142
95,776	*	Red Hat, Inc	7,208,102
169,384	*	ServiceNow, Inc	12,680,086
264,284	*	Twitter, Inc	10,296,505
386,370	*	Vantiv, Inc	15,107,067
415,342	*	VeriFone Systems, Inc	14,856,783
		TOTAL SOFTWARE & SERVICES	237,818,417

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
189,000		Amphenol Corp (Class A)	10,464,930
54,973	*	F5 Networks, Inc	6,707,806
42,674	*	Palo Alto Networks, Inc	6,303,803
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	23,476,539

TELECOMMUNICATION SERVICES - 2.6%
284,345	*	Level 3 Communications, Inc	15,906,259
865,248	*,e	RingCentral, Inc	14,908,223
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

146,773	*	SBA Communications Corp (Class A)			$16,999,249
		TOTAL TELECOMMUNICATION SERVICES			47,813,731

TRANSPORTATION - 3.3%
169,475		Ryder System, Inc			16,161,136
515,815		Southwest Airlines Co			20,921,457
188,771	*	Spirit Airlines, Inc			12,925,151
199,170	*	UAL Corp			11,898,416
		TOTAL TRANSPORTATION			61,906,160

		TOTAL COMMON STOCKS			1,841,889,932
		(Cost $1,519,387,602)

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
70,000		Expedia, Inc			386,400
		TOTAL RETAILING			386,400

		TOTAL PURCHASED OPTIONS			386,400
		(Cost $201,936)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.1%
GOVERNMENT AGENCY DEBT - 0.5%
$10,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/01/15	10,000,000
		TOTAL GOVERNMENT AGENCY DEBT			10,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
103,286,019	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			103,286,019
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			103,286,019
		TOTAL SHORT-TERM INVESTMENTS			113,286,019
		(Cost $113,286,020)

		TOTAL INVESTMENTS - 105.4%			1,955,562,351
		(Cost $1,632,875,558)
		OTHER ASSETS & LIABILITIES, NET - (5.4)%			(100,455,493)
		NET ASSETS - 100.0%			$1,855,106,858
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,386,279.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.2%
152,160	e	Autoliv, Inc	$18,064,436
196,335		Lear Corp	21,799,075
261,126		Magna International, Inc (Class A) (NY)	13,168,584
98,168	*	Visteon Corp	9,954,235
		TOTAL AUTOMOBILES & COMPONENTS	62,986,330

BANKS - 7.3%
647,542		BankUnited	21,278,230
161,977		Cullen/Frost Bankers, Inc	11,814,602
687,175		East West Bancorp, Inc	27,892,433
2,362,706		Fifth Third Bancorp	47,254,120
1,229,571	*	Hilltop Holdings, Inc	24,726,673
1,579,533		Hudson City Bancorp, Inc	14,689,657
3,327,075		Huntington Bancshares, Inc	36,132,034
1,298,503		Investors Bancorp, Inc	15,374,276
3,163,132		Keycorp	45,707,257
222,944		M&T Bank Corp	26,679,709
187,898		Opus Bank	5,881,208
1,963,357		Regions Financial Corp	19,299,799
858,289		SunTrust Banks, Inc	35,618,994
76,571	*	SVB Financial Group	10,165,566
661,282		Synovus Financial Corp	18,291,060
964,370		TCF Financial Corp	15,102,034
520,290		Zions Bancorporation	14,742,417
		TOTAL BANKS	390,650,069

CAPITAL GOODS - 6.0%
575,743	*,e	AerCap Holdings NV	26,875,683
88,316	*	Armstrong World Industries, Inc	4,834,418
260,380		Crane Co	15,911,822
282,908		Fluor Corp	17,014,087
235,618		Fortune Brands Home & Security, Inc	10,508,563
338,679		Hubbell, Inc (Class B)	36,858,436
409,360		Ingersoll-Rand plc	26,952,262
516,183		ITT Corp	20,466,656
238,913		KBR, Inc	4,173,810
122,710		Lennox International, Inc	13,002,352
500,689		Masco Corp	13,263,252
260,353		Paccar, Inc	17,014,069
144,656		Rockwell Collins, Inc	14,079,368
358,312		SPX Corp	27,590,024
265,070		Terex Corp	7,278,822
638,091		Textron, Inc	28,063,242
204,189	*	WABCO Holdings, Inc	25,411,321
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

119,581		Westinghouse Air Brake Technologies Corp	$11,246,593
		TOTAL CAPITAL GOODS	320,544,780

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
443,610		Republic Services, Inc	18,023,874
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,023,874

CONSUMER DURABLES & APPAREL - 2.4%
381,008		Coach, Inc	14,558,316
687,175		DR Horton, Inc	17,454,245
650,950	*	Jarden Corp	33,315,621
417,213		Mattel, Inc	11,748,718
800,089		Newell Rubbermaid, Inc	30,507,393
6,381	*	NVR, Inc	8,464,333
392,671	*	Steven Madden Ltd	15,322,022
		TOTAL CONSUMER DURABLES & APPAREL	131,370,648

CONSUMER SERVICES - 1.7%
189,044		ARAMARK Holdings Corp	5,809,322
289,596		Darden Restaurants, Inc	18,467,537
1,325,351	*	Denny’s Corp	13,796,904
447,259		Extended Stay America, Inc	9,061,467
314,159		Interval Leisure Group, Inc	7,788,002
289,311		Marriott International, Inc (Class A)	23,159,346
347,431	e	Restaurant Brands International, Inc	14,168,236
		TOTAL CONSUMER SERVICES	92,250,814

DIVERSIFIED FINANCIALS - 4.2%
1,055,305	*	Ally Financial, Inc	23,100,626
471,577		Ameriprise Financial, Inc	59,079,167
471,206		Blackstone Group LP	19,300,598
243,021		Discover Financial Services	14,087,927
1,205,462	*	E*Trade Financial Corp	34,705,251
703,990		Invesco Ltd	29,159,266
276,258		Lazard Ltd (Class A)	14,649,962
436,874		Raymond James Financial, Inc	24,696,487
228,312	*	Synchrony Financial	7,111,919
		TOTAL DIVERSIFIED FINANCIALS	225,891,203

ENERGY - 10.1%
469,745		Anadarko Petroleum Corp	44,203,005
346,128		Apache Corp	23,675,155
626,617		Baker Hughes, Inc	42,898,200
2,050,000		Capital Product Partners LP	18,634,500
87,500		Cimarex Energy Co	10,885,000
969,159	*	Columbia Pipeline Partners LP	26,215,751
143,396	*	Concho Resources, Inc	18,162,537
440,077		Consol Energy, Inc	14,293,701
301,626	*,e	Continental Resources, Inc	15,874,576
150,000	*	Diamondback Energy, Inc	12,385,500
128,534	*	Dresser-Rand Group, Inc	10,625,906

41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

143,396	*	Dril-Quip, Inc	$11,431,529
325,000		Energen Corp	23,130,250
291,450		EQT Corp	26,213,013
791,150		Gibson Energy, Inc	18,242,680
200,000	*,e	Laredo Petroleum Holdings, Inc	3,160,000
345,435	*	Matador Resources Co	9,575,458
1,087,831		Nabors Industries Ltd	18,166,778
178,009		Noble Energy, Inc	9,028,616
126,294		Oceaneering International, Inc	6,960,062
160,370		Oneok, Inc	7,713,797
692,256		Patterson-UTI Energy, Inc	15,471,922
30,000		Pioneer Natural Resources Co	5,183,400
718,910		Rowan Cos plc	15,233,703
490,000	*	RSP Permian, Inc	14,219,800
197,787		SemGroup Corp	16,651,688
692,256		Superior Energy Services	17,652,528
217,566		Targa Resources Investments, Inc	22,837,903
364,313		Tesco Corp	4,685,065
315,000		Tesoro Corp	27,036,450
547,611		Williams Cos, Inc	28,032,207
		TOTAL ENERGY	538,480,680

FOOD, BEVERAGE & TOBACCO - 2.9%
406,991		Bunge Ltd	35,151,813
186,519		Lorillard, Inc	13,030,217
255,237		Molson Coors Brewing Co (Class B)	18,762,472
567,785		Pinnacle Foods, Inc	23,023,682
186,519		Reynolds American, Inc	13,671,843
1,321,187		Tyson Foods, Inc (Class A)	52,186,886
		TOTAL FOOD, BEVERAGE & TOBACCO	155,826,913

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
618,458	*	Allscripts Healthcare Solutions, Inc	8,225,491
2,110,609	*	Boston Scientific Corp	37,611,052
883,511		Cardinal Health, Inc	74,515,318
443,610		Cigna Corp	55,291,551
176,702		Healthsouth Corp	7,990,464
677,358	*	Hologic, Inc	22,854,059
353,404		Humana, Inc	58,523,702
642,999		Omnicare, Inc	56,571,052
279,667	*	Tenet Healthcare Corp	13,384,863
250,736		Universal Health Services, Inc (Class B)	29,323,575
191,465		Zimmer Holdings, Inc	21,030,516
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	385,321,643

INSURANCE - 6.7%
313,420		ACE Ltd	33,532,806
323,954		Aon plc	31,174,093
274,886	*	Arch Capital Group Ltd	16,680,083
1,236,915		Conseco, Inc	21,027,555
119,764		Everest Re Group Ltd	21,426,977
330,000		FNF Group	11,876,700
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,301,899		Hartford Financial Services Group, Inc	$53,078,422
216,983		Intact Financial Corp	16,712,996
607,553		Marsh & McLennan Cos, Inc	34,120,177
481,022		Principal Financial Group	24,589,845
152,160		RenaissanceRe Holdings Ltd	15,594,878
376,300		UnumProvident Corp	12,854,408
392,671		Validus Holdings Ltd	16,425,428
1,285,999		XL Capital Ltd	47,684,843
		TOTAL INSURANCE	356,779,211

MATERIALS - 5.2%
422,122		Albemarle Corp	25,200,684
212,161		Ashland, Inc	26,808,664
343,587		Axiall Corp	14,018,350
749,946	*	Berry Plastics Group, Inc	25,663,152
208,459	*	Clearwater Paper Corp	13,335,122
412,305	*	Crown Holdings, Inc	22,371,669
461,417		Cytec Industries, Inc	25,511,746
771,496	*	Ferro Corp	10,407,481
524,267		Freeport-McMoRan Copper & Gold, Inc (Class B)	12,199,693
863,877	*	Louisiana-Pacific Corp	13,165,486
157,795		MeadWestvaco Corp	7,700,396
702,882		Nucor Corp	34,342,814
149,478		Schweitzer-Mauduit International, Inc	6,608,422
405,036	*	WR Grace & Co	39,175,082
		TOTAL MATERIALS	276,508,761

MEDIA - 2.0%
520,074	*	DISH Network Corp (Class A)	35,188,207
417,213		EW Scripps Co (Class A)	9,716,891
1,398,336		Interpublic Group of Cos, Inc	29,141,322
104,303	*	Journal Media Group, Inc	968,975
147,252	*	Madison Square Garden, Inc	11,824,336
480,000		MDC Partners, Inc	10,051,200
152,160	*	Tribune Co	8,531,611
		TOTAL MEDIA	105,422,542

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
168,848	*	Actavis plc	47,760,345
549,691		Agilent Technologies, Inc	22,740,717
603,055	*	Biovitrum AB	9,692,140
700,000		H Lundbeck AS	13,615,695
160,507		Lonza Group AG.	22,694,088
274,216	*	Mallinckrodt plc	31,035,767
376,104	*	Mylan NV	27,177,275
323,973	*	PerkinElmer, Inc	16,606,856
158,000		Perrigo Co plc	28,958,240
225,334	*	United Therapeutics Corp	35,983,587
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	256,264,710

REAL ESTATE - 11.3%
387,137		American Assets Trust,Inc	15,408,052

43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

276,833		AvalonBay Communities, Inc	$45,494,735
504,516		Blackstone Mortgage Trust, Inc	15,503,777
236,585		Boston Properties, Inc	31,302,561
932,595		Brixmor Property Group, Inc	21,869,353
638,091		DDR Corp	10,879,451
967,843		DiamondRock Hospitality Co	13,123,951
421,880	*	Equity Commonwealth	10,635,595
69,486		Essex Property Trust, Inc	15,422,418
375,653		Gaming and Leisure Properties, Inc	13,410,812
1,060,010		General Growth Properties, Inc	29,044,274
750,984		HCP, Inc	30,257,145
170,000		Home Properties, Inc	12,505,200
873,694		Host Marriott Corp	17,596,197
109,193	*	Howard Hughes Corp	16,211,885
735,000		Kennedy-Wilson Holdings, Inc	18,213,300
150,000		Kilroy Realty Corp	10,648,500
672,450		Kimco Realty Corp	16,206,045
231,450		Macerich Co	18,923,352
559,334		Mack-Cali Realty Corp	10,040,045
2,314,488		MFA Mortgage Investments, Inc	17,983,572
677,358		Parkway Properties, Inc	11,020,615
491,829		Pennsylvania REIT	11,120,254
140,000		Post Properties, Inc	8,003,800
809,884		Prologis, Inc	32,557,337
174,739		SL Green Realty Corp	21,381,064
1,433,251		Starwood Property Trust, Inc	34,412,357
88,351		Taubman Centers, Inc	6,362,155
1,282,612		Two Harbors Investment Corp	13,467,426
348,496		Vornado Realty Trust	36,065,851
481,022		Weingarten Realty Investors	15,758,281
1,538,623		WP GLIMCHER, Inc	23,079,345
		TOTAL REAL ESTATE	603,908,705

RETAILING - 3.1%
103,076		Advance Auto Parts, Inc	14,739,868
487,007	*	Ann Taylor Stores Corp	18,438,085
883,511		Best Buy Co, Inc	30,613,656
500,656		DSW, Inc (Class A)	18,158,793
1,128,930	*	Liberty Interactive Corp	32,468,027
142,343	*	Liberty Ventures	5,932,856
467,718		Macy’s, Inc	30,228,614
908,052		Staples, Inc	14,819,409
		TOTAL RETAILING	165,399,308

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
1,168,198		Applied Materials, Inc	23,118,638
173,586		Avago Technologies Ltd	20,288,731
883,511		Broadcom Corp (Class A)	39,055,604
366,460		Lam Research Corp	27,697,047
530,000		Maxim Integrated Products, Inc	17,399,900
385,748	*	NXP Semiconductors NV	37,078,098
568,979		Teradyne, Inc	10,383,867
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	175,021,885
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 1.6%
1,030,762		CA, Inc	$32,747,309
107,985	*	Citrix Systems, Inc	7,252,272
3,808,912		Xerox Corp	43,802,488
		TOTAL SOFTWARE & SERVICES	83,802,069

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
426,844	*	Arrow Electronics, Inc	25,486,855
426,844		Avnet, Inc	18,196,360
2,094,512		Brocade Communications Systems, Inc	23,667,986
462,897	*	Ciena Corp	9,859,706
1,567,100	*	JDS Uniphase Corp	19,839,486
482,186		Juniper Networks, Inc	12,744,176
274,846	*	Keysight Technologies, Inc	9,196,347
330,826		NetApp, Inc	11,992,442
592,876	e	Seagate Technology, Inc	34,813,679
771,496		TE Connectivity Ltd	51,343,059
405,036		Western Digital Corp	39,588,219
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	256,728,315

TELECOMMUNICATION SERVICES - 1.1%
626,840	*	Level 3 Communications, Inc	35,065,429
462,897		Telephone & Data Systems, Inc	12,363,979
331,171	*	T-Mobile US, Inc	11,273,061
		TOTAL TELECOMMUNICATION SERVICES	58,702,469

TRANSPORTATION - 2.3%
157,069		Alaska Air Group, Inc	10,061,840
343,587		American Airlines Group, Inc	16,590,098
225,786	*	Avis Budget Group, Inc	12,224,054
231,132		Costamare, Inc	4,675,800
677,358		CSX Corp	24,445,850
166,885		Delta Air Lines, Inc	7,449,747
284,687		Ryder System, Inc	27,147,752
1,842,337		Safe Bulkers, Inc	6,595,567
231,450	*	UAL Corp	13,826,823
		TOTAL TRANSPORTATION	123,017,531

UTILITIES - 9.8%
436,847		American Water Works Co, Inc	23,816,898
790,784	*	Calpine Corp	17,246,999
1,276,182		Centerpoint Energy, Inc	26,761,537
804,977		CMS Energy Corp	27,312,870
441,755		DTE Energy Co	35,176,951
736,259		Edison International	44,867,623
274,869		Eversource Energy	13,402,612
476,114		FirstEnergy Corp	17,097,254
143,396		National Fuel Gas Co	9,241,872
760,801		NiSource, Inc	33,033,979

45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

323,954		NorthWestern Corp	$16,874,764
752,209		NRG Energy, Inc	18,985,755
579,190		OGE Energy Corp	18,927,929
225,786		PG&E Corp	11,948,595
1,109,296		PPL Corp	37,749,343
854,061		Public Service Enterprise Group, Inc	35,477,694
294,503		Questar Corp	6,903,150
631,662		Sempra Energy	67,063,555
402,488		Southwest Gas Corp	22,136,840
154,615		UIL Holdings Corp	7,712,196
893,327		Xcel Energy, Inc	30,292,719
		TOTAL UTILITIES	522,031,135

		TOTAL COMMON STOCKS	5,304,933,595
		(Cost $3,863,341,066)

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
86,135,331	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	86,135,331
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	86,135,331
		TOTAL SHORT-TERM INVESTMENTS	86,135,331
		(Cost $86,135,331)

		TOTAL INVESTMENTS - 100.9%	5,391,068,926
		(Cost $3,949,476,397)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(48,551,950)
		NET ASSETS - 100.0%	$5,342,516,976

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,401,605.
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.6%
531,100	*	American Axle & Manufacturing Holdings, Inc	$13,240,323
209,000	*	Gentherm, Inc	11,020,570
357,074	*	Tenneco, Inc	20,870,975
		TOTAL AUTOMOBILES & COMPONENTS	45,131,868

BANKS - 9.3%
237,583		Banner Corp	10,743,503
797,071		Brookline Bancorp, Inc	8,584,455
1,060,232		Capitol Federal Financial	12,722,784
774,185		Cathay General Bancorp	22,126,207
330,500		Columbia Banking System, Inc	9,815,850
627,200		First Commonwealth Financial Corp	5,657,344
729,811		FirstMerit Corp	14,136,439
428,700	*	Hilltop Holdings, Inc	8,621,157
1,492,605		Investors Bancorp, Inc	17,672,443
2,375,398	*	MGIC Investment Corp	24,751,647
1,343,747		National Penn Bancshares, Inc	13,974,969
492,621		Oritani Financial Corp	7,340,053
571,657		PrivateBancorp, Inc	21,191,325
314,075		Prosperity Bancshares, Inc	16,752,761
780,850		Provident Financial Services, Inc	14,055,300
412,718		Sterling Bancorp/DE	5,357,080
972,700		Umpqua Holdings Corp	16,545,627
442,275		Webster Financial Corp	15,846,713
593,800	*	Western Alliance Bancorp	18,360,296
		TOTAL BANKS	264,255,953

CAPITAL GOODS - 7.9%
120,530		Acuity Brands, Inc	20,122,483
220,975	*	Aerovironment, Inc	5,656,960
238,077	*	American Woodmark Corp	12,070,504
153,200		Apogee Enterprises, Inc	8,061,384
204,105		Applied Industrial Technologies, Inc	8,525,466
152,600		Clarcor, Inc	9,919,000
347,770		Comfort Systems USA, Inc	7,195,361
110,900		Cubic Corp	5,498,422
130,189		Curtiss-Wright Corp	9,511,608
143,073	*	DXP Enterprises, Inc	6,445,439
347,986		EMCOR Group, Inc	15,530,615
98,200		Encore Wire Corp	4,419,982
157,018		Hexcel Corp	7,874,453
451,450	*	II-VI, Inc	8,031,296
239,011		John Bean Technologies Corp	9,223,434
283,970		Mueller Industries, Inc	9,950,309
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

302,365	*,e	Taser International, Inc	$9,128,399
137,600	*	Teledyne Technologies, Inc	14,443,872
148,394		Tennant Co	9,540,250
404,136	*	Thermon Group Holdings	9,404,245
124,900		Toro Co	8,373,296
176,050		Universal Forest Products, Inc	9,739,086
130,970	*	WABCO Holdings, Inc	16,299,217
		TOTAL CAPITAL GOODS	224,965,081

COMMERCIAL & PROFESSIONAL SERVICES - 4.6%
438,716		ABM Industries, Inc	14,060,848
199,700		Administaff, Inc	9,617,552
108,689		Exponent, Inc	9,630,932
184,400		HNI Corp	8,600,416
77,190	*	Huron Consulting Group, Inc	4,679,258
389,586		Korn/Ferry International	12,283,647
161,869		Mobile Mini, Inc	6,238,431
359,319		Resources Connection, Inc	5,662,867
720,931		Rollins, Inc	17,879,089
584,405	*	RPX Corp	9,093,342
574,727	*	TrueBlue, Inc	16,540,643
199,647		Viad Corp	5,304,621
241,675	*	WageWorks, Inc	12,180,420
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	131,772,066

CONSUMER DURABLES & APPAREL - 2.2%
469,550		Brunswick Corp	23,496,282
137,100		Columbia Sportswear Co	8,596,170
80,300	*	G-III Apparel Group Ltd	8,927,754
280,000		La-Z-Boy, Inc	7,338,800
100,411		Oxford Industries, Inc	7,977,654
179,305	*	Steven Madden Ltd	6,996,481
		TOTAL CONSUMER DURABLES & APPAREL	63,333,141

CONSUMER SERVICES - 4.8%
719,225	*	Belmond Ltd.	8,860,852
65,000	*	Buffalo Wild Wings, Inc	10,354,500
55,040		DineEquity, Inc	5,307,507
93,565		Domino’s Pizza, Inc	10,090,985
332,551	*	Grand Canyon Education, Inc	15,057,909
220,649	*	Hyatt Hotels Corp	12,808,675
180,100		Jack in the Box, Inc	15,627,277
368,735	*	K12, Inc	5,962,445
166,041		Marriott Vacations Worldwide Corp	13,650,231
651,049		Service Corp International	18,021,036
217,000		Vail Resorts, Inc	21,528,570
		TOTAL CONSUMER SERVICES	137,269,987

DIVERSIFIED FINANCIALS - 1.2%
685,890		BGC Partners, Inc (Class A)	6,882,906
277,896	*	Enova International, Inc	5,143,855
331,442		Evercore Partners, Inc (Class A)	15,988,762
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

402,100	e	WisdomTree Investments, Inc	$7,655,984
		TOTAL DIVERSIFIED FINANCIALS	35,671,507

ENERGY - 5.1%
236,400		Atwood Oceanics, Inc	7,891,032
561,900	*	C&J Energy Services Ltd	9,805,155
296,300	*	Cobalt International Energy, Inc	3,170,410
225,302		Delek US Holdings, Inc	8,318,150
117,000	*	Diamondback Energy, Inc	9,660,690
387,500		Green Plains Renewable Energy, Inc	12,066,750
88,700	*	Gulfport Energy Corp	4,340,978
795,260	*	Kosmos Energy LLC	7,777,643
422,562	*	Matrix Service Co	9,283,687
1,022,500	*,e	McDermott International, Inc	5,368,125
163,200	*	Memorial Resource Development Corp	3,295,008
732,696	*	Newpark Resources, Inc	7,517,461
1,050,974	*	Pioneer Energy Services Corp	7,829,756
637,298	*	Renewable Energy Group, Inc	5,869,515
75,652	*	Rex Stores Corp	4,782,719
117,800		St. Mary Land & Exploration Co	6,828,866
75,962		Targa Resources Investments, Inc	7,973,731
193,600	e	US Silica Holdings Inc	7,230,960
919,931	*	Vaalco Energy, Inc	2,272,230
181,900		Western Refining, Inc	8,012,695
481,100	*	WPX Energy, Inc	6,615,125
		TOTAL ENERGY	145,910,686

FOOD & STAPLES RETAILING - 0.5%
1,395,000	*	Supervalu, Inc	12,262,050
49,632		Weis Markets, Inc	2,201,179
		TOTAL FOOD & STAPLES RETAILING	14,463,229

FOOD, BEVERAGE & TOBACCO - 1.3%
64,272		J&J Snack Foods Corp	6,705,498
126,400		Lancaster Colony Corp	11,333,024
113,565	e	Sanderson Farms, Inc	8,531,003
23,577	*	TreeHouse Foods, Inc	1,915,867
331,100	e	Vector Group Ltd	7,333,865
		TOTAL FOOD, BEVERAGE & TOBACCO	35,819,257

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
134,900	*	Abiomed, Inc	8,528,378
198,270	*	Align Technology, Inc	11,666,207
514,024	*	AMN Healthcare Services, Inc	11,724,887
209,900	*	Angiodynamics, Inc	3,503,231
129,677	*	Anika Therapeutics, Inc	4,424,579
411,331	*	Cynosure, Inc (Class A)	13,746,682
969,192	*	Five Star Quality Care, Inc	4,119,066
311,658	*	Globus Medical, Inc	7,445,510
352,470	*	HealthStream, Inc	10,200,482
226,200		Hill-Rom Holdings, Inc	11,296,428
143,643	*	ICU Medical, Inc	12,119,160
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

401,830		Kindred Healthcare, Inc	$9,221,998
536,426	*	MedAssets, Inc	10,857,262
279,239	*	Natus Medical, Inc	10,530,103
223,490	*	NuVasive, Inc	9,996,708
239,841	*	Omnicell, Inc	8,521,551
729,995	*	OraSure Technologies, Inc	4,598,968
286,643	*	PharMerica Corp	8,215,188
254,230	*	Premier, Inc	9,635,317
667,638		Quality Systems, Inc	10,411,815
182,974	*	Thoratec Corp	7,339,087
82,918	*	WellCare Health Plans, Inc	6,420,341
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	194,522,948

INSURANCE - 3.0%
296,137		Aspen Insurance Holdings Ltd	13,838,482
220,500		Assured Guaranty Ltd	5,730,795
305,729		HCI Group, Inc	13,323,670
883,910		Maiden Holdings Ltd	12,843,212
1,021,492	*	MBIA, Inc	8,938,055
68,731		Montpelier Re Holdings Ltd	2,619,338
291,200		Selective Insurance Group, Inc	7,844,928
524,304	*	Third Point Reinsurance Ltd	7,067,618
289,607		Validus Holdings Ltd	12,114,261
		TOTAL INSURANCE	84,320,359

MATERIALS - 4.5%
260,890		A. Schulman, Inc	11,074,780
534,500	*	Berry Plastics Group, Inc	18,290,590
1,591,936	*,e	Coeur d’Alene Mines Corp	8,309,906
827,099		Commercial Metals Co	13,729,843
285,419	*,e	Horsehead Holding Corp	4,267,014
252,436		Innospec, Inc	11,031,453
268,740		Minerals Technologies, Inc	18,201,760
301,795		OM Group, Inc	9,065,922
128,300		Reliance Steel & Aluminum Co	8,303,576
653,835	*	Resolute Forest Products	10,082,136
343,914		Schnitzer Steel Industries, Inc (Class A)	5,990,982
149,799		Sensient Technologies Corp	9,790,863
		TOTAL MATERIALS	128,138,825

MEDIA - 1.0%
290,198		EW Scripps Co (Class A)	6,758,711
586,280	*	Live Nation, Inc	14,692,177
344,100		Time, Inc	7,855,803
		TOTAL MEDIA	29,306,691

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
229,800	*,e	Acadia Pharmaceuticals, Inc	7,852,266
45,685	*,e	Acceleron Pharma, Inc	1,263,190
313,100	*	Achillion Pharmaceuticals, Inc	2,739,625
208,100	*	Acorda Therapeutics, Inc	6,257,567
135,900	*,e	Aegerion Pharmaceuticals, Inc	3,161,034
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

344,348	*,e	Affymetrix, Inc	$4,176,941
139,520	*	Alder Biopharmaceuticals, Inc	3,557,760
62,550	*,e	ANI Pharmaceuticals, Inc	3,814,299
575,300	*,e	Arena Pharmaceuticals, Inc	2,508,308
180,000	*,e	Arrowhead Research Corp	1,242,000
60,700	*	Bluebird Bio, Inc	8,084,633
240,096	*	Cambrex Corp	9,241,295
107,296	*,e	Cara Therapeutics Inc	1,153,432
398,858	*	Catalent, Inc	11,475,145
201,400	*,e	Celldex Therapeutics, Inc	4,833,600
228,904	*	Cepheid, Inc	12,841,514
801,896	*,e	CTI BioPharma Corp	1,427,375
505,576	*,e	Cytokinetics, Inc	3,180,073
346,652	*,e	Depomed, Inc	8,063,126
145,007	*	Dyax Corp	3,467,117
109,489	*	Genomic Health, Inc	2,963,867
215,200	*	Horizon Pharma plc	6,051,424
180,083	*	Impax Laboratories, Inc	8,150,557
268,163	*	INC Research Holdings, Inc	8,994,187
431,900	*	Infinity Pharmaceuticals, Inc	5,472,173
209,600	*	Insmed, Inc	4,200,384
226,470	*,e	Isis Pharmaceuticals, Inc	12,845,378
51,600	*,e	Karyopharm Therapeutics, Inc	1,401,456
70,000	*	KYTHERA Biopharmaceuticals, Inc	3,058,300
160,100	*	Lannett Co, Inc	9,205,750
117,938	*	MacroGenics, Inc	3,374,206
311,470	*	Medicines Co	7,976,747
300,000	*,e	Merrimack Pharmaceuticals, Inc	3,330,000
191,082	*	Momenta Pharmaceuticals, Inc	3,334,381
195,500	*	Neurocrine Biosciences, Inc	6,664,595
180,400	*	Parexel International Corp	11,468,930
336,210	*	PRA Health Sciences, Inc	9,575,261
258,601	*	Prestige Brands Holdings, Inc	10,150,089
154,121	*	Prothena Corp plc	4,995,062
43,451	*,e	Puma Biotechnology, Inc	7,846,382
48,100	*	Receptos, Inc	7,087,054
118,300	*,e	Retrophin, Inc	2,548,182
177,581	*	Sagent Pharmaceuticals	4,139,413
252,441	*	Sangamo Biosciences, Inc	3,122,695
40,411	*,e	Spark Therapeutics, Inc	2,314,338
547,600	*,e	Spectrum Pharmaceuticals, Inc	3,093,940
93,300	*,e	TESARO, Inc	5,082,051
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	258,787,102

REAL ESTATE - 7.5%
170,800		American Assets Trust,Inc	6,797,840
1,595,252		Cousins Properties, Inc	15,537,755
727,644		CubeSmart	16,786,747
1,424,922		DiamondRock Hospitality Co	19,321,942
508,170		DuPont Fabros Technology, Inc	15,829,496
149,310		EastGroup Properties, Inc	8,540,532
331,700		Entertainment Properties Trust	19,129,139
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

101,142		Extra Space Storage, Inc	$6,668,292
1,131,932		FelCor Lodging Trust, Inc	12,575,765
349,500		LaSalle Hotel Properties	12,823,155
8,291		LTC Properties, Inc	360,327
129,678		PS Business Parks, Inc	9,900,915
594,410		Retail Opportunities Investment Corp	9,974,200
139,700		Ryman Hospitality Properties	8,052,308
104,529		Saul Centers, Inc	5,259,899
219,354		Sovran Self Storage, Inc	19,158,378
801,410		Summit Hotel Properties, Inc	10,554,570
575,983		Sunstone Hotel Investors, Inc	8,973,815
122,278		Universal Health Realty Income Trust	6,072,325
		TOTAL REAL ESTATE	212,317,400

RETAILING - 3.6%
651,800		American Eagle Outfitters, Inc	10,370,138
95,704	*	America’s Car-Mart, Inc	4,913,443
135,100	*	Asbury Automotive Group, Inc	11,352,453
202,800		DSW, Inc (Class A)	7,355,556
832,400	*	Express Parent LLC	13,568,120
442,080	*	Francesca’s Holdings Corp	7,484,414
108,900		Group 1 Automotive, Inc	8,600,922
259,700	*	MarineMax, Inc	5,734,176
773,600	*	Office Depot, Inc	7,132,592
97,208		Penske Auto Group, Inc	4,744,723
368,050	*	Select Comfort Corp	11,343,301
269,120		Stage Stores, Inc	5,196,707
145,357	*	Zumiez, Inc	4,609,271
		TOTAL RETAILING	102,405,816

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
370,800	*	Advanced Energy Industries, Inc	9,069,768
436,600	*	Amkor Technology, Inc	3,069,298
148,189	*	Cabot Microelectronics Corp	7,009,340
371,200	*	Cirrus Logic, Inc	12,539,136
419,600	*	Inphi Corp	9,000,420
399,673	*	Integrated Device Technology, Inc	7,270,052
578,781		Intersil Corp (Class A)	7,726,726
1,086,911	*	Lattice Semiconductor Corp	6,445,382
165,643		Monolithic Power Systems, Inc	8,585,277
306,393	*	Photronics, Inc	2,687,067
1,028,234	*	PMC - Sierra, Inc	8,668,013
293,700	*	Qorvo, Inc	19,357,767
486,050	*	Rudolph Technologies, Inc	6,236,021
161,500	*	Silicon Laboratories, Inc	8,344,705
322,700		Tessera Technologies, Inc	11,652,697
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	127,661,669

SOFTWARE & SERVICES - 9.7%
398,955	*	Aspen Technology, Inc	17,709,612
237,800	*	BroadSoft, Inc	7,523,992
343,331	*	Constant Contact, Inc	11,965,085
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

244,414	*	EPAM Systems, Inc	$15,816,030
415,956	*	Everyday Health, Inc	5,099,620
288,151	*	ExlService Holdings, Inc	9,921,039
186,200	*	GrubHub, Inc	7,665,854
368,914	*	Infoblox, Inc	8,691,614
836,317	*	Liveperson, Inc	7,861,380
168,970	*	LogMeIn, Inc	10,844,495
171,255	*	Luxoft Holding, Inc	8,876,147
306,942	*	Manhattan Associates, Inc	16,132,872
231,831		MAXIMUS, Inc	14,839,502
80,132	*	MicroStrategy, Inc (Class A)	14,593,640
503,791		NIC, Inc	8,564,447
287,972		Pegasystems, Inc	6,202,917
578,879	*	Progress Software Corp	15,282,406
279,900	*	QLIK Technologies, Inc	9,737,721
170,700	*	SolarWinds, Inc	8,326,746
213,608		Solera Holdings, Inc	10,364,260
102,554	*	SPS Commerce, Inc	6,692,674
194,695		SS&C Technologies Holdings, Inc	11,714,798
216,300	*	Synchronoss Technologies, Inc	9,923,844
812,465	*	TA Indigo Holding Corp	7,962,157
54,900	*	Tableau Software, Inc	5,371,416
149,901	*	Tyler Technologies, Inc	18,280,427
		TOTAL SOFTWARE & SERVICES	275,964,695

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
298,352	e	Alliance Fiber Optic Products, Inc	5,477,743
420,229	*	Benchmark Electronics, Inc	9,887,988
490,300	*	Ciena Corp	10,443,390
135,694	*	Coherent, Inc	8,141,640
500,334	*	Immersion Corp	5,418,617
222,200		InterDigital, Inc	12,158,784
582,658	*	Ixia	6,980,243
296,753	*	Plexus Corp	12,775,217
1,135,237	*	QLogic Corp	16,687,984
896,800	*	Ruckus Wireless, Inc	10,474,624
782,480	*	Sanmina Corp	15,907,818
357,680	*	Super Micro Computer, Inc	10,290,454
119,429		SYNNEX Corp	9,136,318
137,800	*,e	Universal Display Corp	6,072,846
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	139,853,666

TELECOMMUNICATION SERVICES - 1.9%
1,906,631	*	8x8, Inc	16,644,889
829,436		Inteliquent, Inc	15,767,578
602,116	*	Premiere Global Services, Inc	6,147,604
3,106,309	*	Vonage Holdings Corp	14,382,211
		TOTAL TELECOMMUNICATION SERVICES	52,942,282

TRANSPORTATION - 1.6%
193,579	*	Echo Global Logistics, Inc	5,594,433
456,303		Matson, Inc	18,480,271
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

615,491		Skywest, Inc			$8,401,452
598,500	e	UTI Worldwide, Inc			5,404,455
519,514	*	YRC Worldwide, Inc			8,104,419
		TOTAL TRANSPORTATION			45,985,030

UTILITIES - 3.1%
215,650		Allete, Inc			10,847,195
392,073		American States Water Co			15,051,682
463,603		Avista Corp			15,122,730
308,155		Black Hills Corp			15,188,960
397,930		California Water Service Group			9,498,589
301,395		New Jersey Resources Corp			9,195,562
227,000		Southwest Gas Corp			12,485,000
		TOTAL UTILITIES			87,389,718

		TOTAL COMMON STOCKS			2,838,188,976
		(Cost $2,475,848,417)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.3%
GOVERNMENT AGENCY DEBT - 0.5%
$15,000,000		Federal Home Loan Bank (FHLB)	0.067%	06/03/15	14,999,355
		TOTAL GOVERNMENT AGENCY DEBT			14,999,355

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.8%
135,241,278	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			135,241,278
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			135,241,278
		TOTAL SHORT-TERM INVESTMENTS			150,240,633
		(Cost $150,240,357)

		TOTAL INVESTMENTS - 105.0%			2,988,429,609
		(Cost $2,626,088,774)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%			(141,719,574)
		NET ASSETS - 100.0%			$2,846,710,035

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,798,578.
54

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.9%
130	e	Autoliv, Inc	$15,434
13,314		BorgWarner, Inc	788,189
7,000		Delphi Automotive plc	581,000
1,288,424		Ford Motor Co	20,357,099
92,177		Harley-Davidson, Inc	5,181,269
303,890		Johnson Controls, Inc	15,309,978
22,556	*	Modine Manufacturing Co	277,213
38,837	*,e	Tesla Motors, Inc	8,779,104
		TOTAL AUTOMOBILES & COMPONENTS	51,289,286

BANKS - 3.6%
65,882		Apollo Residential Mortgage	1,044,889
20,257		Associated Banc-Corp	381,034
4,424		Astoria Financial Corp	58,264
11,989		Bank Mutual Corp	86,201
6,214		Bank of Hawaii Corp	375,263
420,085		BB&T Corp	16,085,055
2,381		BBCN Bancorp, Inc	33,786
5,200		Boston Private Financial Holdings, Inc	68,380
816		Camden National Corp	31,269
1,209	*	Capital Bank Financial Corp	32,788
1,470		Capitol Federal Financial	17,640
1,120		Cardinal Financial Corp	23,106
690		Cathay General Bancorp	19,720
3,446		Centerstate Banks of Florida, Inc	41,903
46,146		CIT Group, Inc	2,077,954
440		Columbia Banking System, Inc	13,068
65,875		Comerica, Inc	3,123,134
266		Commerce Bancshares, Inc	11,361
797		Community Bank System, Inc	27,855
3,270		Cullen/Frost Bankers, Inc	238,514
3,717		East West Bancorp, Inc	150,873
17,279		Federal Agricultural Mortgage Corp (Class C)	543,252
2,660		First Bancorp (NC)	43,172
7,757		First Commonwealth Financial Corp	69,968
5,287		First Community Bancshares, Inc	88,610
6,758		First Interstate Bancsystem, Inc	182,871
910		First Merchants Corp	20,539
574		First Niagara Financial Group, Inc	5,221
201		Flushing Financial Corp	3,851
1,130		FNB Corp	14,995
540		Glacier Bancorp, Inc	14,224
1,279		Hancock Holding Co	37,232
9,186		HomeStreet, Inc	189,966
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,901	*	HomeTrust Bancshares, Inc	$92,292
2,618		IBERIABANK Corp	163,128
5,708		Investors Bancorp, Inc	67,583
653,676		Keycorp	9,445,618
4,095		Lakeland Bancorp, Inc	46,478
111,679		M&T Bank Corp	13,364,626
17,553	*	MGIC Investment Corp	182,902
1,360		National Penn Bancshares, Inc	14,144
310		NBT Bancorp, Inc	7,486
60,219	e	New York Community Bancorp, Inc	1,035,165
2,082		Northfield Bancorp, Inc	30,043
11,696		OFG Bancorp	164,797
7,838		Old National Bancorp	107,067
8,836		PacWest Bancorp	398,504
2,510		Peoples Bancorp, Inc	58,207
982	e	People’s United Financial, Inc	14,838
510		Pinnacle Financial Partners, Inc	24,301
210,785		PNC Financial Services Group, Inc	19,335,308
48,562	*	Popular, Inc	1,574,866
6,279		PrivateBancorp, Inc	232,763
21,071		Provident Financial Services, Inc	379,278
187,368	e	Radian Group, Inc	3,346,392
1,229		Republic Bancorp, Inc (Class A)	29,226
1,440	*	Signature Bank	193,090
5,007		Susquehanna Bancshares, Inc	67,294
11,029	*	SVB Financial Group	1,464,210
429		TCF Financial Corp	6,718
870	*	Texas Capital Bancshares, Inc	45,814
17,614	*	The Bancorp, Inc	171,560
350		Trustmark Corp	8,330
2,167		UMB Financial Corp	107,895
650		Umpqua Holdings Corp	11,056
1,980		United Bankshares, Inc	74,408
2,000		United Financial Bancorp, Inc (New)	25,500
510,757		US Bancorp	21,896,153
3,318	*	Walker & Dunlop, Inc	63,507
3,230		Webster Financial Corp	115,731
1,553	e	Westamerica Bancorporation	67,633
1,160	*	Western Alliance Bancorp	35,867
5,660		Wilshire Bancorp, Inc	59,713
230		Wintrust Financial Corp	11,210
14,360		Zions Bancorporation	406,891
		TOTAL BANKS	100,103,550

CAPITAL GOODS - 6.3%
158,515		3M Co	24,790,161
5,778		A.O. Smith Corp	369,214
1,643		Acuity Brands, Inc	274,299
6,159	*	Aerovironment, Inc	157,670
180,779		Ametek, Inc	9,476,435
286		Applied Industrial Technologies, Inc	11,946
21,542	*	ArvinMeritor, Inc	282,631
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

46,198		Barnes Group, Inc	$1,852,540
419	*	Beacon Roofing Supply, Inc	12,453
9,760		Briggs & Stratton Corp	190,808
46,759	*	Builders FirstSource, Inc	596,645
3,206	*	CAI International, Inc	76,367
43,240		Caterpillar, Inc	3,756,691
4,135	*,e	Colfax Corp	205,055
84,493		Cummins, Inc	11,682,002
222,459		Danaher Corp	18,214,943
144,633		Deere & Co	13,092,179
27,134		Dover Corp	2,054,586
137,592		Eaton Corp	9,456,698
1,365		EMCOR Group, Inc	60,920
7,087	*,e	Enphase Energy, Inc	89,084
6,232	*	Esterline Technologies Corp	693,559
59,517	e	Fastenal Co	2,536,615
5,388		Fluor Corp	324,034
3,293		Fortune Brands Home & Security, Inc	146,868
23,628	*	Furmanite Corp	172,484
300		GATX Corp	16,320
7,479		Graco, Inc	535,646
245		Granite Construction, Inc	8,504
1,410		H&E Equipment Services, Inc	34,855
4,430		Hexcel Corp	222,164
175,383		Illinois Tool Works, Inc	16,412,341
53,624		Ingersoll-Rand plc	3,530,604
500	*	Jacobs Engineering Group, Inc	21,430
7,720		Lincoln Electric Holdings, Inc	516,159
185,696		Masco Corp	4,919,087
447	*	Middleby Corp	45,299
2,279		MSC Industrial Direct Co (Class A)	161,946
415	*	MYR Group, Inc	12,168
31,675		Nordson Corp	2,522,914
66,007		Owens Corning, Inc	2,551,831
115,342		Paccar, Inc	7,537,600
11,893		Pall Corp	1,157,427
13,733		Parker Hannifin Corp	1,639,171
41,937		Pentair plc	2,606,385
16,692	*	Polypore International, Inc	977,484
65,992		Precision Castparts Corp	13,639,886
44,063	*	Quanta Services, Inc	1,273,861
37,955		Rockwell Automation, Inc	4,501,463
8,094		Rockwell Collins, Inc	787,789
14,759		Roper Industries, Inc	2,482,021
2,611	*	Rush Enterprises, Inc (Class A)	68,252
2,702		TAL International Group, Inc	104,135
19,212		Tennant Co	1,235,139
8,612	*,e	The ExOne Company	118,071
6,850		Timken Co	269,136
15,096	*	United Rentals, Inc	1,457,972
1,480		W.W. Grainger, Inc	367,676
10,000	*	Wabash National Corp	140,200
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,542	*	WABCO Holdings, Inc	$689,702
1,355	*,e	WESCO International, Inc	97,750
6,028		Woodward Governor Co	283,617
4,656		Xylem, Inc	172,365
		TOTAL CAPITAL GOODS	173,695,257

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	17,307
31,088	e	Acacia Research (Acacia Technologies)	342,590
149,459	*	ACCO Brands Corp	1,176,242
305		Brink’s Co	8,073
7,099	*,e	CBIZ, Inc	64,175
970		CDI Corp	13,231
1,690	*	Copart, Inc	60,113
3,343		Corporate Executive Board Co	280,244
650		Covanta Holding Corp	13,189
7,924		Deluxe Corp	513,079
32,884		Dun & Bradstreet Corp	4,198,300
8,668		Equifax, Inc	840,189
4,282		Heidrick & Struggles International, Inc	103,025
5,092		HNI Corp	237,491
3,579	*	IHS, Inc (Class A)	449,057
6,488	*	Innerworkings, Inc	41,069
5,010		Interface, Inc	108,867
1,760		Kelly Services, Inc (Class A)	28,899
590		Knoll, Inc	13,434
690		Korn/Ferry International	21,756
10,228		Manpower, Inc	872,755
3,562	*	Mistras Group, Inc	63,974
430		Mobile Mini, Inc	16,572
3,470	*	Navigant Consulting, Inc	50,176
970	*	On Assignment, Inc	32,641
45,468		R.R. Donnelley & Sons Co	846,614
2,311		Resources Connection, Inc	36,421
61,470		Robert Half International, Inc	3,408,512
4,160	*	RPX Corp	64,730
1,210		Steelcase, Inc (Class A)	21,260
10,180		Tetra Tech, Inc	275,980
290		United Stationers, Inc	11,777
457		Viad Corp	12,142
40,482		Waste Management, Inc	2,005,073
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,248,957

CONSUMER DURABLES & APPAREL - 1.2%
8,825	*	Black Diamond, Inc	79,513
8,230		Callaway Golf Co	79,666
396		Columbia Sportswear Co	24,829
490	e	Ethan Allen Interiors, Inc	11,868
258		Hasbro, Inc	18,264
549	*	Iconix Brand Group, Inc	14,444
696	*	Kate Spade & Co	22,759
202,478		Mattel, Inc	5,701,781
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,300	*	Meritage Homes Corp	$98,371
595	*	Michael Kors Holdings Ltd	36,807
3,220	*	Mohawk Industries, Inc	558,670
6,980		Movado Group, Inc	204,374
5,166		Newell Rubbermaid, Inc	196,980
210,883		Nike, Inc (Class B)	20,843,676
5,260		Oxford Industries, Inc	417,907
1,614		Phillips-Van Heusen Corp	166,807
1,356		Polaris Industries, Inc	185,718
397		Pool Corp	25,761
118,076	*,e	Quiksilver, Inc	196,006
10,960		Ryland Group, Inc	451,771
399	*	Tempur-Pedic International, Inc	24,303
13,152	*	Under Armour, Inc (Class A)	1,019,938
4,706	*	Unifi, Inc	166,075
13,575		VF Corp	983,237
3,389		Whirlpool Corp	595,108
		TOTAL CONSUMER DURABLES & APPAREL	32,124,633

CONSUMER SERVICES - 2.8%
1,289		Bob Evans Farms, Inc	55,453
7,805		Brinker International, Inc	432,163
2,979	*	Chipotle Mexican Grill, Inc (Class A)	1,850,972
38,390		Choice Hotels International, Inc	2,298,409
33,819		Darden Restaurants, Inc	2,156,638
320		DineEquity, Inc	30,858
5,070		Domino’s Pizza, Inc	546,799
1,850	e	Dunkin Brands Group, Inc	96,404
359		Jack in the Box, Inc	31,150
149,371		Marriott International, Inc (Class A)	11,957,149
246,533		McDonald’s Corp	23,802,761
178,343	*	MGM Mirage	3,771,954
9,927	*	Popeyes Louisiana Kitchen, Inc	552,735
15,819		Royal Caribbean Cruises Ltd	1,076,641
39,632	*	Ruby Tuesday, Inc	288,521
7,739		Sonic Corp	221,722
459,856		Starbucks Corp	22,799,661
55,313		Starwood Hotels & Resorts Worldwide, Inc	4,754,152
190		Vail Resorts, Inc	18,850
2,545	*,e	Weight Watchers International, Inc	21,760
		TOTAL CONSUMER SERVICES	76,764,752

DIVERSIFIED FINANCIALS - 6.3%
270,048		American Express Co	20,915,218
1,075		Ameriprise Financial, Inc	134,676
450,091		Bank of New York Mellon Corp	19,056,853
49,451		BlackRock, Inc	17,997,197
430		CBOE Holdings, Inc	24,196
560,637		Charles Schwab Corp	17,099,428
124,077		CME Group, Inc	11,279,840
280		Cohen & Steers, Inc	10,601
1,343	*	Credit Acceptance Corp	317,217
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

241,166		Discover Financial Services	$13,980,393
235,285		Franklin Resources, Inc	12,131,295
9,333	*	Green Dot Corp	150,261
53,137		IntercontinentalExchange Group, Inc	11,930,851
203,789		Invesco Ltd	8,440,940
23,497	e	Janus Capital Group, Inc	420,596
24,238		Legg Mason, Inc	1,276,131
29,667		NASDAQ OMX Group, Inc	1,442,706
3,942		Nelnet, Inc (Class A)	176,483
202,190		Northern Trust Corp	14,790,198
7,580	*,e	PHH Corp	190,410
1,500	*	Pico Holdings, Inc	27,015
3,216	*	Safeguard Scientifics, Inc	57,856
185,701		State Street Corp	14,321,261
113,676		T Rowe Price Group, Inc	9,228,218
3,000		TD Ameritrade Holding Corp	108,750
10,000		WisdomTree Investments, Inc	190,400
		TOTAL DIVERSIFIED FINANCIALS	175,698,990

ENERGY - 7.8%
130,417		Apache Corp	8,920,523
6,796		Atwood Oceanics, Inc	226,850
40,388		Baker Hughes, Inc	2,764,962
186,320	*	Callon Petroleum Co	1,665,701
71,294	*	Cameron International Corp	3,908,337
2,638	e	CARBO Ceramics, Inc	116,679
5,698	*	Carrizo Oil & Gas, Inc	317,550
78,257	*	Cheniere Energy, Inc	5,985,878
37,587		Cimarex Energy Co	4,675,823
461	*,e	Clayton Williams Energy, Inc	25,664
97,571	*,e	Clean Energy Fuels Corp	963,026
10,655	*	Concho Resources, Inc	1,349,562
13,967	*	Contango Oil & Gas Co	350,153
112,934	*,e	Continental Resources, Inc	5,943,716
100	e	Core Laboratories NV	13,128
2,470		Delek US Holdings, Inc	91,192
187,726	*	Devon Energy Corp	12,804,790
1,150		Energen Corp	81,845
194,192		EOG Resources, Inc	19,215,298
60,549		EQT Corp	5,445,777
1,665		Exterran Holdings, Inc	61,722
3,777	*	FMC Technologies, Inc	166,566
3,180	*,e	Geospace Technologies Corp	68,688
145,886		Hess Corp	11,218,633
78,319	*	ION Geophysical Corp	178,567
399,559	*	Key Energy Services, Inc	974,924
234,465		Marathon Oil Corp	7,291,862
151,349		Marathon Petroleum Corp	14,918,471
5,304	*	Matrix Service Co	116,529
184,819		National Oilwell Varco, Inc	10,056,002
1,625	*	Natural Gas Services Group, Inc	41,194
83,959	e	Noble Corp plc	1,453,330
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

125,112		Noble Energy, Inc	$6,345,681
11,580	*,e	Northern Oil And Gas, Inc	102,367
3,520	*,e	Oasis Petroleum, Inc	63,149
208,138		Occidental Petroleum Corp	16,671,854
458		Oceaneering International, Inc	25,240
422	*	Oil States International, Inc	20,083
58,312		Oneok, Inc	2,804,807
8,658	*	PDC Energy, Inc	491,255
130,057	*	Petroquest Energy, Inc	348,553
180,309		Phillips 66	14,300,307
65,995		Pioneer Natural Resources Co	11,402,616
21,303		Questar Market Resources, Inc	479,318
1,928		Range Resources Corp	122,544
11,132	*,e	Rex Energy Corp	55,660
79	*	SEACOR Holdings, Inc	5,740
64,409	*	Southwestern Energy Co	1,805,384
362,558		Spectra Energy Corp	13,505,286
26,088		St. Mary Land & Exploration Co	1,512,321
31,883		Superior Energy Services	813,017
520		Tesco Corp	6,687
2,784		Tesoro Corp	238,951
30,215	*,e	Ultra Petroleum Corp	514,561
13,893	*	Unit Corp	484,032
2,713	e	US Silica Holdings Inc	101,331
394,624	*	Weatherford International Ltd	5,741,779
123,832		Western Refining, Inc	5,454,800
64,074	*	Whiting Petroleum Corp	2,429,045
183,839		Williams Cos, Inc	9,410,718
		TOTAL ENERGY	216,670,028

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	280,891
165,603		Kroger Co	11,411,703
970		Pricesmart, Inc	78,046
4,686		Spartan Stores, Inc	141,376
312,462		Sysco Corp	11,570,468
580		Weis Markets, Inc	25,723
71,214		Whole Foods Market, Inc	3,401,181
		TOTAL FOOD & STAPLES RETAILING	26,909,388

FOOD, BEVERAGE & TOBACCO - 3.7%
8,587		Bunge Ltd	741,659
95,721		Campbell Soup Co	4,279,686
46,939		ConAgra Foods, Inc	1,696,845
5,840	*	Darling International, Inc	79,775
201	*	Diamond Foods, Inc	5,636
8,100		Dr Pepper Snapple Group, Inc	604,098
4,635		Flowers Foods, Inc	103,546
300,703		General Mills, Inc	16,640,904
3,800	*	Hain Celestial Group, Inc	228,912
5,246		Hormel Foods Corp	285,120
11,509		J.M. Smucker Co	1,334,123
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

197,913		Kellogg Co	$12,533,830
33,101		Keurig Green Mountain, Inc	3,851,963
84,229		Kraft Foods Group, Inc	7,138,408
1,240	*	Landec Corp	17,620
6,572		McCormick & Co, Inc	494,872
27,407		Mead Johnson Nutrition Co	2,628,880
482,870		Mondelez International, Inc	18,527,722
317,153		PepsiCo, Inc	30,167,593
674	*	TreeHouse Foods, Inc	54,769
		TOTAL FOOD, BEVERAGE & TOBACCO	101,415,961

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
462,114		Abbott Laboratories	21,451,332
14,457	*	Acadia Healthcare Co, Inc	990,304
589		Aceto Corp	11,415
172,566		Aetna, Inc	18,442,128
35,952	*	Amedisys, Inc	999,825
86,325		AmerisourceBergen Corp	9,866,947
2,141	*	Amsurg Corp	134,284
5,451	*,e	Athenahealth, Inc	668,620
115,667		Becton Dickinson & Co	16,294,010
2,754	*,e	Bio-Reference Labs, Inc	91,212
120,822	*,e	BioScrip, Inc	567,863
14,245	*	Brookdale Senior Living, Inc	516,096
13,370	*	Capital Senior Living Corp	349,893
43,393		Cardinal Health, Inc	3,659,766
42,468	*	Centene Corp	2,632,591
10,101	*	Cerner Corp	725,353
14,031	*,e	Cerus Corp	62,298
1,320	e	Chemed Corp	152,130
76,831		Cigna Corp	9,576,216
1,249	e	Computer Programs & Systems, Inc	65,360
6,000	*	DaVita, Inc	486,600
184		Dentsply International, Inc	9,384
5,908	*	Edwards Lifesciences Corp	748,248
16,337	*	ExamWorks Group, Inc	669,000
1,539	*	Greatbatch, Inc	82,983
300	*	Haemonetics Corp	12,159
20,417	*	Healthways, Inc	355,256
2,117	*	Henry Schein, Inc	290,241
2,640	*	HMS Holdings Corp	44,906
5,166	*	Hologic, Inc	174,301
51,511		Humana, Inc	8,530,222
1,185	*	ICU Medical, Inc	99,978
12,311	*	Idexx Laboratories, Inc	1,543,430
240	*	Integra LifeSciences Holdings Corp	14,107
22,387	*	Inverness Medical Innovations, Inc	1,062,935
760	*	IPC The Hospitalist Co, Inc	37,179
500	*	Laboratory Corp of America Holdings	59,780
743		Landauer, Inc	23,969
950	*	LHC Group, Inc	30,457
21,680	*	LifePoint Hospitals, Inc	1,623,398
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

343	*	MedAssets, Inc	$6,942
546	*	Medidata Solutions, Inc	29,173
331,628		Medtronic plc	24,689,705
2,450	*	Merit Medical Systems, Inc	47,555
20,380	*	Molina Healthcare, Inc	1,207,107
2,820	*	Natus Medical, Inc	106,342
620	*	Omnicell, Inc	22,029
10,653	*	OraSure Technologies, Inc	67,114
10,906		Patterson Cos, Inc	512,091
6,729	*	PharMerica Corp	192,853
6,534	*	Providence Service Corp	277,826
1,816		Quality Systems, Inc	28,321
485	*	Sirona Dental Systems, Inc	44,984
9,466	*,e	Staar Surgical Co	83,774
1,640	*	Tornier BV	42,427
6,093	*	Triple-S Management Corp (Class B)	114,061
17,940		Universal American Corp	179,221
1,452		US Physical Therapy, Inc	68,476
500	*	Varian Medical Systems, Inc	44,425
13,104	*	Vocera Communications, Inc	149,255
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	131,069,857

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
4		Clorox Co	424
263,164		Colgate-Palmolive Co	17,705,674
51,678		Estee Lauder Cos (Class A)	4,200,905
34,240		Kimberly-Clark Corp	3,755,786
11,539	*	Medifast, Inc	346,170
481,088		Procter & Gamble Co	38,251,307
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	64,260,266

INSURANCE - 5.1%
138,351		ACE Ltd	14,802,174
252,885		Aflac, Inc	15,941,871
5,145		Arthur J. Gallagher & Co	246,085
32,636		Aspen Insurance Holdings Ltd	1,525,080
8,868		Axis Capital Holdings Ltd	461,668
306,912	*	Berkshire Hathaway, Inc (Class B)	43,339,043
113,846		Chubb Corp	11,196,754
476		Employers Holdings, Inc	11,619
290	*	Enstar Group Ltd	41,192
3,280		First American Financial Corp	114,111
111,278		Hartford Financial Services Group, Inc	4,536,804
400		Kemper Corp	15,068
60,932		Marsh & McLennan Cos, Inc	3,421,941
4,654		PartnerRe Ltd	595,712
117,053		Principal Financial Group	5,983,749
273,774		Progressive Corp	7,298,815
192,025		Prudential Financial, Inc	15,669,240
200		Reinsurance Group of America, Inc (Class A)	18,324
674		RenaissanceRe Holdings Ltd	69,078
2,787		Stewart Information Services Corp	101,726
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

164,433		Travelers Cos, Inc	$16,625,821
3,894		Willis Group Holdings plc	189,365
		TOTAL INSURANCE	142,205,240

MATERIALS - 4.5%
113,747		Air Products & Chemicals, Inc	16,314,732
3,402		Albemarle Corp	203,099
7,701		Aptargroup, Inc	478,001
66,813		Avery Dennison Corp	3,714,135
23,667		Ball Corp	1,737,394
791		Bemis Co, Inc	35,595
2,310		Carpenter Technology Corp	99,907
17,130		Celanese Corp (Series A)	1,136,747
31,721	*	Century Aluminum Co	408,884
1,826	*	Clearwater Paper Corp	116,809
46,693		Commercial Metals Co	775,104
4,705		Compass Minerals International, Inc	415,593
14,217		Eastman Chemical Co	1,083,620
134,228		Ecolab, Inc	15,030,851
2,950	*	Ferro Corp	39,796
12,034	*,e	Flotek Industries, Inc	171,966
530		Globe Specialty Metals, Inc	10,558
26,314		H.B. Fuller Co	1,099,136
7,648		Innophos Holdings, Inc	404,120
3,111		International Flavors & Fragrances, Inc	356,987
99,782		International Paper Co	5,360,289
510	*	Kraton Polymers LLC	11,495
63,130	*	Louisiana-Pacific Corp	962,101
154,323		LyondellBasell Industries AF S.C.A	15,975,517
80,535		MeadWestvaco Corp	3,930,108
14,012		Minerals Technologies, Inc	949,033
45,313		Mosaic Co	1,993,772
420		Neenah Paper, Inc	25,397
214,304		Nucor Corp	10,470,893
280		OM Group, Inc	8,411
25,813	*	Owens-Illinois, Inc	617,189
3,500		PolyOne Corp	136,675
126,084		Praxair, Inc	15,373,422
274		Quaker Chemical Corp	22,802
2,337		Reliance Steel & Aluminum Co	151,251
34,168	*	Resolute Forest Products	526,871
4,365		Rock-Tenn Co (Class A)	274,908
55,648		Royal Gold, Inc	3,590,965
786	*	RTI International Metals, Inc	29,593
4,126		Schnitzer Steel Industries, Inc (Class A)	71,875
6,530		Sealed Air Corp	297,768
15,560		Sherwin-Williams Co	4,325,680
82,784		Sigma-Aldrich Corp	11,500,353
840		Stepan Co	42,781
28,446	*	Stillwater Mining Co	382,030
22,021		Valspar Corp	1,785,903
1,674		Wausau Paper Corp	15,602
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

45,328	*	Worthington Industries, Inc	$1,225,216
1,279		Zep, Inc	25,427
		TOTAL MATERIALS	123,716,361

MEDIA - 3.3%
63,288		AMC Entertainment Holdings, Inc	1,902,437
74,053	e	Cablevision Systems Corp (Class A)	1,479,579
9,141	*	Charter Communications, Inc	1,709,915
8,053		Cinemark Holdings, Inc	343,299
54,300		Clear Channel Outdoor Holdings, Inc (Class A)	617,934
105,089	*	DIRECTV	9,532,098
146,657	*	Discovery Communications, Inc (Class A)	4,745,820
197,556	*	Discovery Communications, Inc (Class C)	5,972,118
19,509	*,e	DreamWorks Animation SKG, Inc (Class A)	508,405
12,529	*	Entercom Communications Corp (Class A)	148,845
51,238		Entravision Communications Corp (Class A)	335,096
2,205		John Wiley & Sons, Inc (Class A)	125,420
214,946	*	Liberty Global plc	10,844,026
180,116	*	Liberty Global plc (Class A)	9,391,248
2,550	*	Madison Square Garden, Inc	204,765
266,726	*	McClatchy Co (Class A)	370,749
85,700		New York Times Co (Class A)	1,147,523
320		Scholastic Corp	13,005
5,846		Scripps Networks Interactive (Class A)	408,402
23,476	e	Sinclair Broadcast Group, Inc (Class A)	719,305
115,204		Time Warner Cable, Inc	17,916,526
259,678		Time Warner, Inc	21,919,420
10,000	e	World Wrestling Entertainment, Inc (Class A)	134,200
		TOTAL MEDIA	90,490,135

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
24,648	*,e	Affymetrix, Inc	298,980
150,551		Agilent Technologies, Inc	6,228,295
82,270	*	Akorn, Inc	3,425,723
66,260	*	Alexion Pharmaceuticals, Inc	11,213,180
175,172		Amgen, Inc	27,661,410
32,135	*	Aratana Therapeutics, Inc	414,863
57,812	*	Biogen Idec, Inc	21,617,641
340	*	BioMarin Pharmaceuticals, Inc	38,097
12,740	*	Bluebird Bio, Inc	1,696,841
408,567		Bristol-Myers Squibb Co	26,037,975
26,442	*	Cambrex Corp	1,017,753
21,898	*	Cepheid, Inc	1,228,478
91,018	*,e	Depomed, Inc	2,117,079
109,391	*	Endo International plc	9,195,954
1,672	*,e	Fluidigm Corp	62,633
308,398	*	Gilead Sciences, Inc	30,997,083
909	*	Hyperion Therapeutics, Inc	41,778
870	*,e	Immunogen, Inc	7,195
17,165	*,e	Immunomedics, Inc	61,794
13,244	*	Ironwood Pharmaceuticals, Inc	180,913
469,514		Johnson & Johnson	46,575,789
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

239,846	*,e	MannKind Corp	$1,028,939
580,752		Merck & Co, Inc	34,589,589
870	*	Mettler-Toledo International, Inc	275,799
9,062	*,e	MiMedx Group, Inc	85,183
91,708	*	Nektar Therapeutics	873,060
77,327	*,e	Opko Health, Inc	1,064,019
321,030	*,e	Orexigen Therapeutics, Inc	2,109,167
4,875	*	PerkinElmer, Inc	249,892
3,398	*	Prestige Brands Holdings, Inc	133,371
47,907	*	Sangamo Biosciences, Inc	592,610
46,751	*,e	Sarepta Therapeutics, Inc	570,362
92,961		Thermo Electron Corp	11,683,338
5,578	*	United Therapeutics Corp	890,751
69,864	*	Vertex Pharmaceuticals, Inc	8,612,834
257,787	*,e	Vivus, Inc	574,865
23,584	*	Waters Corp	2,952,481
89,929	*	Xenoport, Inc	533,279
158,447		Zoetis Inc	7,038,216
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	263,977,209

REAL ESTATE - 4.2%
8,135		American Campus Communities, Inc	326,539
172,248		American Tower Corp	16,282,603
616,689		Annaly Capital Management, Inc	6,210,058
1,000		AvalonBay Communities, Inc	164,340
48,024		Boston Properties, Inc	6,354,055
78,489	*	CBRE Group, Inc	3,009,268
138,457		Crown Castle International Corp	11,565,313
2,518		Digital Realty Trust, Inc	159,666
8,358		Douglas Emmett, Inc	238,203
58,576		Duke Realty Corp	1,160,391
515		Equity One, Inc	12,685
61,812		Equity Residential	4,565,434
3,961		Federal Realty Investment Trust	529,467
113,183		First Industrial Realty Trust, Inc	2,233,101
1,693	*	Forest City Enterprises, Inc (Class A)	40,226
540		Franklin Street Properties Corp	6,377
219,210		HCP, Inc	8,831,971
74,116		Health Care REIT, Inc	5,337,834
4,940		Healthcare Realty Trust, Inc	126,464
290,281		Host Marriott Corp	5,846,259
4,700		Invesco Mortgage Capital, Inc	72,380
50,982		Iron Mountain, Inc	1,758,369
6,452	*	iStar Financial, Inc	87,360
8		Jones Lang LaSalle, Inc	1,329
266		Kilroy Realty Corp	18,883
15,135		Liberty Property Trust	527,303
20,078		Macerich Co	1,641,577
9,974		Mid-America Apartment Communities, Inc	744,160
540		Piedmont Office Realty Trust, Inc	9,439
2,000		Plum Creek Timber Co, Inc	84,400
3,580		Post Properties, Inc	204,669
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

211,234		Prologis, Inc	$8,491,607
140		PS Business Parks, Inc	10,689
34,457		Ryman Hospitality Properties	1,986,102
104,519		Simon Property Group, Inc	18,969,153
500		UDR, Inc	16,385
39,642		Ventas, Inc	2,731,334
55,605		Vornado Realty Trust	5,754,562
297		Washington REIT	7,342
11,648		Weyerhaeuser Co	367,029
		TOTAL REAL ESTATE	116,484,326

RETAILING - 4.3%
39,746	*	1-800-FLOWERS.COM, Inc (Class A)	420,115
2,432		Aaron’s, Inc	82,688
50,729		American Eagle Outfitters, Inc	807,098
11,783	*	Ann Taylor Stores Corp	446,104
15,901	*	AutoZone, Inc	10,695,967
7,222	*	Barnes & Noble, Inc	158,162
79,998	*	Bed Bath & Beyond, Inc	5,636,659
53,182		Best Buy Co, Inc	1,842,756
820		Big 5 Sporting Goods Corp	11,185
160	*	Blue Nile, Inc	4,354
250	e	Buckle, Inc	11,200
2,688	*,e	Cabela’s, Inc	141,765
31,819	*	Carmax, Inc	2,167,192
9		Chico’s FAS, Inc	152
550	*	Express Parent LLC	8,965
1,820		Finish Line, Inc (Class A)	44,645
2	e	GameStop Corp (Class A)	77
204,445		Gap, Inc	8,104,200
95,600		Genuine Parts Co	8,589,660
8,830		GNC Holdings, Inc	380,131
11,044		HSN, Inc	689,366
93,965		Kohl’s Corp	6,732,592
295,690	*	Liberty Interactive Corp	8,504,044
7,610	*	LKQ Corp	206,003
310,406		Lowe’s Companies, Inc	21,374,557
79,083		Macy’s, Inc	5,111,134
300		Men’s Wearhouse, Inc	16,977
11,468	*	NetFlix, Inc	6,381,942
26,766		Nordstrom, Inc	2,022,439
2,593		Nutri/System, Inc	49,397
83,928	*	Office Depot, Inc	773,816
68,088	*	Orbitz Worldwide, Inc	797,991
2,957	e	Outerwall, Inc	196,433
12,005		Pier 1 Imports, Inc	151,863
4,920		Ross Stores, Inc	486,490
5,448	*	Sally Beauty Holdings, Inc	170,032
555		Shoe Carnival, Inc	14,491
19,331	*	Shutterfly, Inc	865,256
226,633		Staples, Inc	3,698,651
2,017		Stein Mart, Inc	23,861
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,435		Tiffany & Co	$562,934
276,662		TJX Companies, Inc	17,855,766
41,177	*	TripAdvisor, Inc	3,314,337
5		Williams-Sonoma, Inc	368
		TOTAL RETAILING	119,553,815

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
25,961	*,e	Advanced Micro Devices, Inc	58,672
689,292		Applied Materials, Inc	13,641,089
5,850	*	Cirrus Logic, Inc	197,613
2,000	*	Freescale Semiconductor Holdings Ltd	78,180
1,000,262		Intel Corp	32,558,528
8,578		Lam Research Corp	648,325
2,391		Nvidia Corp	53,068
217,373	*	ON Semiconductor Corp	2,504,137
35,399	*,e	SunPower Corp	1,139,494
15,470		Teradyne, Inc	282,327
357,818		Texas Instruments, Inc	19,397,314
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,558,747

SOFTWARE & SERVICES - 11.0%
221,788		Accenture plc	20,548,658
9,535	*	Actua Corp	137,971
211,821	*	Adobe Systems, Inc	16,111,105
328		Advent Software, Inc	14,238
79,278	*,e	Angie’s List, Inc	465,362
91,098	*	AOL, Inc	3,634,810
687	*	Aspen Technology, Inc	30,496
78,354	*	Autodesk, Inc	4,452,858
49,794		Broadridge Financial Solutions, Inc	2,684,892
194,356		CA, Inc	6,174,690
9,420	*	Cadence Design Systems, Inc	175,683
295,494	*	Cognizant Technology Solutions Corp (Class A)	17,298,219
15,889	*	comScore, Inc	831,948
5,337		Convergys Corp	121,043
3,218		Equinix, Inc	823,583
2,390		Factset Research Systems, Inc	376,162
1,736		Fair Isaac Corp	153,567
1,614	*	FleetCor Technologies, Inc	259,676
11,678	*	Fortinet, Inc	440,728
228,323	*,e	Glu Mobile, Inc	1,543,463
58,297	*	Google, Inc	31,325,088
57,568	*	Google, Inc (Class A)	31,591,591
19,718	*	HomeAway, Inc	551,118
35,510	*	Informatica Corp	1,706,966
13,275	*	Internap Network Services Corp	124,785
189,266		International Business Machines Corp	32,419,373
162,957		Intuit, Inc	16,349,476
6,235		j2 Global, Inc	432,522
32,415	*,e	Liquidity Services, Inc	303,404
605	*	LogMeIn, Inc	38,829
6,407	*,e	Marketo, Inc	182,279
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

171,032		Mastercard, Inc (Class A)	$15,428,797
1,000		MAXIMUS, Inc	64,010
15,342	e	Mercadolibre, Inc	2,183,627
319,146	*,e	Monster Worldwide, Inc	1,879,770
1,364	*	NetSuite, Inc	130,357
6,989	*,e	NeuStar, Inc (Class A)	209,670
699,419		Oracle Corp	30,508,657
43,224	*	Rackspace Hosting, Inc	2,329,774
47,132	*	Rally Software Development Corp	681,529
2,916	*	Rovi Corp	53,975
256,955	*	Salesforce.com, Inc	18,711,463
2,065	*	Seachange International, Inc	13,856
96,222	*	ServiceSource International LLC	343,513
2,310	*	SolarWinds, Inc	112,682
1,976	*	SPS Commerce, Inc	128,954
12,852	*	Stamps.com, Inc	795,410
538	*	Sykes Enterprises, Inc	13,466
391,408		Symantec Corp	9,755,844
3,876	*	Syntel, Inc	174,498
4,529	*	Tangoe, Inc	61,957
8,168	*	Teradata Corp	359,310
2,810	*	Ultimate Software Group, Inc	467,078
4,890	*	Unisys Corp	106,455
1,938	*,e	Vasco Data Security International	49,264
9,407	*	Website Pros, Inc	172,807
15,442	*	Workday, Inc	1,408,465
1,051,874		Xerox Corp	12,096,551
378,470	*	Yahoo!, Inc	16,109,576
		TOTAL SOFTWARE & SERVICES	305,655,898

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
1,610		Adtran, Inc	26,742
44,188	*	Aruba Networks, Inc	1,087,467
1,070		Belden CDT, Inc	89,826
1,524	*	Benchmark Electronics, Inc	35,860
14,456		Black Box Corp	287,674
690	*	Calix Networks, Inc	5,099
16,320		Checkpoint Systems, Inc	169,075
1,080,108		Cisco Systems, Inc	31,139,513
3,629	*	Cognex Corp	162,906
180	*	Coherent, Inc	10,800
141,705		Corning, Inc	2,965,886
87,173	*	Cray, Inc	2,448,690
1,190	*	DTS, Inc	42,661
657,757		EMC Corp	17,700,241
1,110		FEI Co	83,761
40,091	*	Finisar Corp	815,050
34,891	*	Flextronics International Ltd	402,119
622,078		Hewlett-Packard Co	20,509,912
64,574	*	Ingram Micro, Inc (Class A)	1,624,682
2,970	*	Insight Enterprises, Inc	85,001
5,777		InterDigital, Inc	316,117
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,081	*,e	InvenSense, Inc	$16,129
11,694	*,e	IPG Photonics Corp	1,035,855
350	*	Itron, Inc	12,551
16,051		Jabil Circuit, Inc	361,469
20,384		Lexmark International, Inc (Class A)	904,846
212		Littelfuse, Inc	20,774
78,575		Motorola, Inc	4,694,856
417		National Instruments Corp	11,926
1,478	*	Netgear, Inc	44,739
500	*	OSI Systems, Inc	33,605
281	*	Plexus Corp	12,097
21,488	*	QLogic Corp	315,874
370,613		Qualcomm, Inc	25,201,684
5,980	*	RealD, Inc	73,434
610	*	Rofin-Sinar Technologies, Inc	14,433
4,724		SanDisk Corp	316,225
270	*	Scansource, Inc	10,759
118,927		Seagate Technology, Inc	6,983,393
40,613	*,e	Silicon Graphics International Corp	329,371
22,364	*	Super Micro Computer, Inc	643,412
502		SYNNEX Corp	38,403
1,993	*	Tech Data Corp	112,345
3,218	*	TTM Technologies, Inc	30,088
4,124	*,e	Universal Display Corp	181,745
3,451	*	Vishay Precision Group, Inc	49,246
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	121,458,341

TELECOMMUNICATION SERVICES - 2.2%
50,707	*	Boingo Wireless, Inc	418,840
373,371		CenturyTel, Inc	13,426,421
58,198	*	Cincinnati Bell, Inc	199,619
2,650	e	Consolidated Communications Holdings, Inc	55,836
1,797		IDT Corp (Class B)	30,603
67,259	*,e	Iridium Communications, Inc	684,024
29,783	*	Level 3 Communications, Inc	1,666,061
835,162	*,e	Sprint Corp	4,284,381
771,108		Verizon Communications, Inc	38,894,687
100,781	*	Vonage Holdings Corp	466,616
		TOTAL TELECOMMUNICATION SERVICES	60,127,088

TRANSPORTATION - 2.9%
158		Allegiant Travel Co	24,294
387		Amerco, Inc	124,630
310		Arkansas Best Corp	11,067
42,330	*	Avis Budget Group, Inc	2,291,746
490		CH Robinson Worldwide, Inc	31,551
405,893		CSX Corp	14,648,678
2,060	*	Echo Global Logistics, Inc	59,534
8		Expeditors International of Washington, Inc	367
1,000	*	Hertz Global Holdings, Inc	20,840
180		Landstar System, Inc	11,216
103,126		Norfolk Southern Corp	10,400,257
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

9		Ryder System, Inc			$858
387,754		Southwest Airlines Co			15,727,302
156,425		Union Pacific Corp			16,617,028
216,265		United Parcel Service, Inc (Class B)			21,741,121
		TOTAL TRANSPORTATION			81,710,489

UTILITIES - 3.6%
7,880		American States Water Co			302,513
5,465		American Water Works Co, Inc			297,952
76,142	*	Calpine Corp			1,660,657
91,114		Centerpoint Energy, Inc			1,910,661
2,551		Chesapeake Utilities Corp			121,887
84,194		Cleco Corp			4,575,944
180,018		Consolidated Edison, Inc			11,080,108
212,848		Duke Energy Corp			16,510,619
136,459		Eversource Energy			6,653,741
2,130		Integrys Energy Group, Inc			155,703
10,413		ITC Holdings Corp			374,868
5,397		MDU Resources Group, Inc			120,299
34,882		MGE Energy, Inc			1,446,905
13,718		New Jersey Resources Corp			418,536
169,886		NextEra Energy, Inc			17,146,594
237,723		NiSource, Inc			10,321,933
2,044	e	Northwest Natural Gas Co			95,455
290	e	Ormat Technologies, Inc			10,611
331,013		Pepco Holdings, Inc			8,599,718
67,209		Piedmont Natural Gas Co, Inc			2,516,305
8,480		Pinnacle West Capital Corp			518,976
12,539		Public Service Enterprise Group, Inc			520,870
103,815		Sempra Energy			11,022,039
6,188		SJW Corp			180,999
18,724		South Jersey Industries, Inc			987,691
26,660		TECO Energy, Inc			505,207
1,494		Unitil Corp			51,095
1,260		Vectren Corp			54,394
14,518		WGL Holdings, Inc			798,635
12,284		Wisconsin Energy Corp			603,390
38,029		Xcel Energy, Inc			1,289,563
		TOTAL UTILITIES			100,853,868

		TOTAL COMMON STOCKS			2,763,042,442
		(Cost $2,023,838,069)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$4,950,000		Federal Home Loan Bank (FHLB)	0.060%	5/8/15	4,949,942
		TOTAL GOVERNMENT AGENCY DEBT			4,949,942

TREASURY DEBT - 1.0%
9,000,000		United States Treasury Bill	0.075	5/28/15	8,999,494
20,000,000		United States Treasury Bill	0.083- 0.103	8/20/15	19,985,152
		TOTAL TREASURY DEBT			28,984,646

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			33,934,588
71

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$33,934,588
	(Cost $33,944,033)

	TOTAL INVESTMENTS - 100.9%	2,796,977,030
	(Cost $2,057,782,102)
	OTHER ASSETS & LIABILITIES, NET - (0.9)%	(25,111,304)
	NET ASSETS - 100.0%	$2,771,865,726

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $45,822,276.
72

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	m	Asia Pacific Investment Partners	8.000%	04/29/16	$507,540
		TOTAL HONG KONG			507,540

		TOTAL CORPORATE BONDS			507,540
		(Cost $534,000)

		TOTAL BONDS			507,540
		(Cost $534,000)

EQUITY-LINKED NOTES - 0.7%

GERMANY - 0.3%
11,959,150	*,g,j	Deutsche Bank, Fondul Proprietatea S.A.	0.000	10/24/22	2,720,707
		TOTAL GERMANY			2,720,707

UNITED KINGDOM - 0.4%
480	*,j	HSBC Bank plc, Kingdom of Saudi Arabia	0.000	08/07/17	4,423,796
		TOTAL UNITED KINGDOM			4,423,796

		TOTAL EQUITY-LINKED NOTES			7,144,503
		(Cost $8,075,417)

SHARES		COMPANY

COMMON STOCKS - 98.6%

ARGENTINA - 0.4%
27,100	e	Mercadolibre, Inc			3,857,143
		TOTAL ARGENTINA			3,857,143

AUSTRALIA - 0.3%
522,461		Oil Search Ltd			3,316,881
		TOTAL AUSTRALIA			3,316,881

BRAZIL - 6.9%
825,200		AMBEV S.A.			5,187,371
773,300		Banco Bradesco S.A. (Preference)			8,254,146
991,609		Banco Itau Holding Financeira S.A.			12,680,826
1,294,800		BM&F Bovespa S.A.			5,333,135
166,100		BRF S.A.			3,550,288
639,444		Cielo S.A.			8,901,004
2,211,000	*	Cosan Logistica S.A.			1,761,198
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

181,000		Linx S.A.	$2,667,286
212,700	*	Ouro Fino Saude Animal Participacoes S.A.	2,020,436
710,845	*	Petroleo Brasileiro S.A.	3,362,001
1,003,000	*	Petroleo Brasileiro S.A. (Preference)	4,344,297
258,800		Smiles S.A.	4,372,100
209,900		Ultrapar Participacoes S.A.	4,830,636
901,200		Vale S.A. (Preference)	5,428,826
		TOTAL BRAZIL	72,693,550

CHILE - 0.7%
1,842,132		Parque Arauco S.A.	3,758,654
157,584		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,455,692
		TOTAL CHILE	7,214,346

CHINA - 24.4%
5,610,000		Agricultural Bank of China	3,158,317
17,177	*	Baidu, Inc (ADR)	3,440,210
5,934,000		Bank of China Ltd	4,065,994
4,138,000		Beijing Enterprises Water Group Ltd	3,568,778
7,550,000	*,e,g	CGN Power Co Ltd	4,224,740
2,150,000	*,e	China Aircraft Leasing Group Holdings Ltd	3,754,031
8,978,000	e,m	China Animal Healthcare Ltd	6,023,521
13,522,760	*,e	China Cinda Asset Management Co Ltd	8,024,915
18,013,000		China Construction Bank	17,485,840
8,620,000	*	China Eastern Airlines Corp Ltd (H Shares)	6,656,190
3,053,000		China Life Insurance Co Ltd	14,817,072
2,911,000		China Machinery Engineering Corp	3,864,406
601,000		China Mengniu Dairy Co Ltd	3,043,558
1,522,000		China Mobile Hong Kong Ltd	21,739,161
952,000	e	China Oilfield Services Ltd	1,954,648
2,474,000		China Overseas Land & Investment Ltd	10,305,150
1,384,000		China Unicom Ltd	2,599,331
2,996,800	*,e	China Vanke Co Ltd	7,935,981
4,821,000		CNOOC Ltd	8,220,826
551,200	*,g	Dalian Wanda Commercial Properties Co Ltd	4,519,701
1,326,400	*,g	Fuyao Glass Industry Group Co Ltd	3,326,889
774,500		Great Wall Motor Co Ltd	5,876,576
96,877	*	Homeinns Hotel Group (ADR)	2,709,650
8,482,000		Huadian Fuxin Energy Corp Ltd	4,562,155
9,934,000		Huaneng Renewables Corp Ltd	4,337,177
24,449,834		Industrial & Commercial Bank of China	21,209,272
4,455,500	*,e	Intime Retail Group Co Ltd	4,981,863
155,129	*	JD.com, Inc (ADR)	5,206,129
3,286,000	e	Lenovo Group Ltd	5,650,507
1,053,000		Ping An Insurance Group Co of China Ltd	15,059,201
975,000		Shanghai Industrial Holdings Ltd	3,887,306
1,696,800		Tencent Holdings Ltd	35,020,035
140,631	*	Vipshop Holdings Ltd (ADR)	3,978,451
		TOTAL CHINA	255,207,581
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.4%
18,272		Komercni Banka AS	$4,074,780
		TOTAL CZECH REPUBLIC	4,074,780

EGYPT - 0.6%
810,659		Commercial International Bank	5,867,137
		TOTAL EGYPT	5,867,137

GREECE - 1.0%
367,100		Aegean Airlines S.A.	3,091,486
236,954		Eurobank Properties Real Estate Investment Co	1,883,265
231,402	*	Hellenic Telecommunications Organization S.A.	2,103,427
141,528		JUMBO S.A.	1,460,426
217,667		OPAP S.A.	1,947,352
		TOTAL GREECE	10,485,956

HONG KONG - 3.8%
1,091,400		AIA Group Ltd	7,258,327
22,290	*,m	Asia Pacific Investment Partners Limited	152,763
3,562,000		China Gas Holdings Ltd	6,293,504
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	2,120
163,900		Hong Kong Exchanges and Clearing Ltd	6,247,906
49,875,941		Lai Fung Holdings Ltd	1,229,113
71,072,000		Lai Sun Development Co Ltd	1,907,345
22,290	*,m	Mongolian Metals Corporation	0
3,899,000	*	PAX Global Technology Ltd	5,664,455
603,200	e	Sands China Ltd	2,458,879
4,172,254	*,e	Summit Ascent Holdings Ltd	2,432,546
1,165,500		Techtronic Industries Co	4,124,584
340,000		Wharf Holdings Ltd	2,449,738
		TOTAL HONG KONG	40,221,280

HUNGARY - 0.5%
236,522		OTP Bank	5,230,023
		TOTAL HUNGARY	5,230,023

INDIA - 10.3%
176,849		Apollo Hospitals Enterprise Ltd	3,160,447
466,995		Axis Bank Ltd	4,168,759
377,307		Bharat Forge Ltd	7,438,054
415,000		Bharat Petroleum Corp Ltd	4,990,026
416,493		Bharti Infratel Ltd	2,631,483
163,634	*	Eros International Media Ltd	1,060,873
315,477		HDFC Bank Ltd	4,914,040
25,890		HDFC Bank Ltd (ADR)	1,471,588
217,735		Housing Development Finance Corp	4,004,822
1,099,730		ICICI Bank Ltd	5,745,368
304,071		IndusInd Bank Ltd	3,940,246
201,665		Infosys Technologies Ltd	6,155,767
876,461		IRB Infrastructure Developers Ltd	3,213,365
260,385		Larsen & Toubro Ltd	6,669,278
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

236,841		Lupin Ltd	$6,600,227
426,934		Motherson Sumi Systems Ltd	3,379,339
1,054,777		Mundra Port and Special Economic Zone Ltd	5,264,489
516,106		Oberoi Realty Ltd	2,178,721
650,627		Phoenix Mills Ltd	3,731,259
1,548,432		Power Grid Corp of India Ltd	3,464,048
18,958	*	Shree Cement Ltd	3,035,359
867,578		Sun Pharmaceutical Industries Ltd	12,805,166
638,573		Tata Motors Ltd	5,119,227
35,150	*,m	Tata Motors Ltd (Temp)	281,786
10,771,685	*	Unitech Ltd	2,600,827
		TOTAL INDIA	108,024,564

INDONESIA - 0.5%
2,518,900		Bank Rakyat Indonesia	2,248,874
2,296,200		PT Bank Mandiri Persero Tbk	1,888,718
10,248,800		PT Cardig Aero Services Tbk	951,673
		TOTAL INDONESIA	5,089,265

KOREA, REPUBLIC OF - 11.4%
46,163		Cosmax, Inc	6,232,280
30,244		Eo Technics Co Ltd	3,114,268
83,366		Hanjin Transportation Co Ltd	4,720,628
37,225		Hanssem Co Ltd	6,869,150
125,645		Hynix Semiconductor, Inc	5,375,728
45,015		Hyundai Motor Co	7,064,703
56,285		Kia Motors Corp	2,593,713
173,310		Korea Electric Power Corp	7,536,199
89,314	*	Korean Air Lines Co Ltd	3,811,659
31,761		LG Chem Ltd	8,023,091
63,448		LG Corp	3,936,900
22,783		LG Hausys Ltd	3,541,257
10,661		LG Household & Health Care Ltd	7,836,631
36,430		Samsung Electronics Co Ltd	47,790,832
15,015		Woongjin Coway Co Ltd	1,261,000
		TOTAL KOREA, REPUBLIC OF	119,708,039

MALAYSIA - 0.7%
4,606,950		Karex BHD	3,906,497
3,464,400		Silverlake Axis Ltd	3,325,112
		TOTAL MALAYSIA	7,231,609

MEXICO - 6.2%
1,855,900		Alfa S.A. de C.V. (Class A)	3,768,171
7,973,800		America Movil S.A. de C.V. (Series L)	8,372,958
703,500	*	Banregio Grupo Financiero SAB de C.V.	4,034,281
6,506,036	*,e	Cemex S.A. de C.V.	6,276,192
1,146,000		Concentradora Fibra Danhos S.A. de C.V.	2,839,230
879,100	*	Fomento Economico Mexicano S.A. de C.V.	7,969,315
280,400		Gruma SAB de C.V.	3,380,993
818,700		Grupo Aeroportuario del Centro Norte Sab de C.V.	4,088,697
1,037,480		Grupo Financiero Banorte S.A. de C.V.	5,915,705
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

2,005,100		Grupo Mexico S.A. de C.V. (Series B)	$6,189,645
1,282,900	*	Grupo Televisa S.A.	9,337,023
1,477,700		PLA Administradora Industrial S de RL de C.V.	2,918,414
		TOTAL MEXICO	65,090,624

PAKISTAN - 0.4%
957,200		Engro Chemical Pakistan Ltd	2,979,713
2,641,500		Maple Leaf Cement Factory Ltd	1,664,105
		TOTAL PAKISTAN	4,643,818

PERU - 0.4%
376,349		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,207,582
		TOTAL PERU	4,207,582

PHILIPPINES - 3.9%
11,839,500	*	Bloomberry Resorts Corp	2,970,660
2,818,200	*	Century Pacific Food, Inc	1,208,795
1,257,900	*	Concepcion Industrial Corp	1,788,122
4,091,100		D&L Industries Inc	1,833,000
212,305		GT Capital Holdings, Inc	5,981,894
1,607,240		International Container Term Services, Inc	3,964,349
31,740,800		Megaworld Corp	3,763,016
2,321,500		Metropolitan Bank & Trust	4,839,402
112,242		Philippine Stock Exchange, Inc	796,507
4,249,800		Robinsons Land Corp	2,853,624
938,520		Robinsons Retail Holdings, Inc	1,833,623
7,804,075		SM Prime Holdings	3,263,349
1,167,677		Universal Robina	5,694,285
		TOTAL PHILIPPINES	40,790,626

POLAND - 0.2%
1,288,109	*	Globe Trade Centre S.A.	2,214,924
		TOTAL POLAND	2,214,924

PORTUGAL - 0.3%
862,639	e	Mota Engil SGPS S.A.	2,975,678
		TOTAL PORTUGAL	2,975,678

QATAR - 0.5%
87,563	*	Qatar National Bank	4,750,190
		TOTAL QATAR	4,750,190

ROMANIA - 0.3%
232,806	*	Fondul Proprietatea S.A. (ADR)	2,665,629
		TOTAL ROMANIA	2,665,629

RUSSIA - 4.5%
1,467,041		Gazprom OAO (ADR)	8,595,317
191,944		LUKOIL (ADR)	9,818,992
318,291		MMC Norilsk Nickel (ADR)	5,995,820
39,429		NovaTek OAO (GDR)	3,817,728
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

96,412	e	QIWI plc (ADR)	$2,616,622
1,211,828		Sberbank of Russian Federation (ADR)	7,192,525
73,186		Tatneft (GDR)	2,510,435
680,483		TCS Group Holding plc (ADR)	2,313,642
232,802	*	X 5 Retail Group NV (GDR)	4,713,234
		TOTAL RUSSIA	47,574,315

SINGAPORE - 0.9%
1,263,100		Petra Foods Ltd	3,694,536
1,424,000		Singapore Post Ltd	2,053,153
1,211,500		Singapore Telecommunications Ltd	4,048,344
		TOTAL SINGAPORE	9,796,033

SOUTH AFRICA - 4.7%
320,802		AVI Ltd	2,198,345
388,949		Barclays Africa Group Ltd	6,230,208
259,949		Foschini Ltd	3,848,928
172,691	*	Mota-Engil Africa NV	1,353,975
285,942		MTN Group Ltd	5,741,404
142,742		Naspers Ltd (N Shares)	22,394,190
81,356		Sasol Ltd	3,275,675
294,461		Shoprite Holdings Ltd	4,213,127
		TOTAL SOUTH AFRICA	49,255,852

SRI LANKA - 0.3%
730,425		Commercial Bank of Ceylon plc	941,936
1,251,720		John Keells Holdings plc	1,933,287
		TOTAL SRI LANKA	2,875,223

TAIWAN - 7.5%
4,368,000		Advanced Semiconductor Engineering, Inc	6,194,369
796,000		Catcher Technology Co Ltd	9,314,669
2,125,000		Cathay Financial Holding Co Ltd	3,712,427
136,321		ChipMOS TECHNOLOGIES Bermuda Ltd	3,149,015
452,000		Eclat Textile Co Ltd	6,051,520
2,219,000		Hon Hai Precision Industry Co, Ltd	6,649,115
2,370,636		Hota Industrial Manufacturing Co Ltd	5,968,952
65,000		Largan Precision Co Ltd	6,513,390
1,329,000		Pegatron Technology Corp	3,937,096
5,534,000		Taiwan Semiconductor Manufacturing Co Ltd	26,642,179
		TOTAL TAIWAN	78,132,732

THAILAND - 1.8%
22,352,300	*	Asia Aviation PCL (ADR)	3,254,695
2,346,773		Beauty Community PCL (ADR)	2,965,527
4,226,700		MC Group PCL (ADR)	1,780,139
5,067,931		Minor International PCL (Foreign)	5,048,655
531,700		PTT PCL (ADR)	5,732,818
		TOTAL THAILAND	18,781,834
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TURKEY - 1.0%
403,706		Aselsan Elektronik Sanayi Ve Ticaret AS	$2,105,131
166,547		Coca-Cola Icecek AS	2,821,169
1,533,652		Enka Insaat ve Sanayi AS	3,296,283
719,257	*	Turk Hava Yollari	2,385,937
		TOTAL TURKEY	10,608,520

UNITED ARAB EMIRATES - 2.6%
7,793,362	*	Air Arabia PJSC	3,459,059
302,151		Al Noor Hospitals Group plc	4,164,939
200,070		DP World Ltd	4,617,616
3,391,178	*	Emaar Malls Group PJSC	2,961,423
2,623,523		Emaar Properties PJSC	5,817,617
1,484,551		First Gulf Bank PJSC	6,139,602
		TOTAL UNITED ARAB EMIRATES	27,160,256

UNITED KINGDOM - 0.5%
95,378		SABMiller plc (Johannesburg)	5,087,229
		TOTAL UNITED KINGDOM	5,087,229

UNITED STATES - 0.4%
208,736	*	Eros International plc	3,692,540
		TOTAL UNITED STATES	3,692,540

VIETNAM - 0.3%
585,556	*	Mobile World Investment Corp	2,956,258
		TOTAL VIETNAM	2,956,258

		TOTAL COMMON STOCKS	1,031,482,017
		(Cost $889,653,124)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,867
		TOTAL PHILIPPINES	3,867

		TOTAL PREFERRED STOCKS	3,867
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%
THAILAND - 0.0%
214,931		Minor International PCL	29,209
		TOTAL THAILAND	29,209

		TOTAL RIGHTS / WARRANTS	29,209
		(Cost $0)
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
45,222,204	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$45,222,204
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	45,222,204
		TOTAL SHORT-TERM INVESTMENTS	45,222,204
		(Cost $45,222,204)

		TOTAL INVESTMENTS - 103.6%	1,084,389,340
		(Cost $943,488,802)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%	(37,817,545)
		NET ASSETS - 100.0%	$1,046,571,795

Abbreviation(s):
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,421,474.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of these securities was $14,792,037, or 1.4% of net assets.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
80

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$299,603,278	28.6%
INFORMATION TECHNOLOGY	195,978,802	18.7
CONSUMER DISCRETIONARY	144,986,889	13.9
INDUSTRIALS	96,168,020	9.2
CONSUMER STAPLES	72,571,274	6.9
ENERGY	64,770,283	6.2
MATERIALS	49,091,145	4.7
TELECOMMUNICATION SERVICES	47,236,108	4.5
HEALTH CARE	34,774,737	3.3
UTILITIES	33,986,600	3.3
SHORT-TERM INVESTMENTS	45,222,204	4.3
OTHER ASSETS & LIABILITIES, NET	(37,817,545)	(3.6)

NET ASSETS	$1,046,571,795	100.0%
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 7.9%
81,306		Amcor Ltd	$865,591
224,216		APA Group	1,695,745
27,101		Australia & New Zealand Banking Group Ltd	725,165
191,514		BHP Billiton Ltd	4,890,572
622,861		BHP Billiton plc	14,971,374
611,816		Boral Ltd	3,047,697
672,545		Brambles Ltd	5,732,537
73,503		Commonwealth Bank of Australia	5,144,987
63,415		CSL Ltd	4,545,795
91,371	e	Flight Centre Ltd	3,124,750
491,377		Harvey Norman Holdings Ltd	1,704,109
163,610		Lend Lease Corp Ltd	2,067,258
1,073,275		Macquarie Goodman Group	5,266,448
6,495		National Australia Bank Ltd	188,065
42,638	e	REA Group Ltd	1,585,939
2,953,234		Scentre Group	8,699,255
8,482		Sonic Healthcare Ltd	132,929
1,204,742		Telstra Corp Ltd	5,922,151
86,211		Wesfarmers Ltd	2,971,633
594,564		Westpac Banking Corp	17,082,221
162,779		Woodside Petroleum Ltd	4,488,989
209,123	e	Woolworths Ltd	4,855,341
		TOTAL AUSTRALIA	99,708,551

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
		TOTAL AUSTRIA	0

BELGIUM - 1.5%
23,328		Anheuser-Busch InBev NV	2,840,144
176,686	e	Belgacom S.A.	6,580,641
89,450		Delhaize Group	7,200,753
37,519	*	KBC Groep NV	2,468,498
		TOTAL BELGIUM	19,090,036

CHINA - 0.1%
880,300		Yangzijiang Shipbuilding	972,121
		TOTAL CHINA	972,121

DENMARK - 2.0%
1,831		AP Moller - Maersk AS (Class A)	3,529,976
5,264		AP Moller - Maersk AS (Class B)	10,446,852
74,343		Novo Nordisk AS	4,173,666
151,489		Vestas Wind Systems AS	6,871,154
		TOTAL DENMARK	25,021,648
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 0.8%
15,000		Elisa Oyj (Series A)	$459,529
181,999		Nokia Oyj	1,228,026
455,265		UPM-Kymmene Oyj	8,237,817
		TOTAL FINLAND	9,925,372

FRANCE - 8.9%
528,034	e	AXA S.A.	13,351,781
124,738	e	Cap Gemini S.A.	11,113,598
647,552		Credit Agricole S.A.	10,074,838
130,555		Edenred	3,500,095
132,571		Electricite de France	3,373,251
377,094		France Telecom S.A.	6,211,233
194,861		Groupe Eurotunnel S.A.	3,124,119
17,078	e	Imerys S.A.	1,299,853
133,325		Klepierre	6,467,013
6,940		L’Oreal S.A.	1,324,436
280,984		Natixis	2,325,834
98,913	*	Peugeot S.A.	1,870,011
159,872		Sanofi-Aventis	16,273,436
52,661		SCOR	1,895,361
8,641		Societe BIC S.A.	1,480,124
140,258	e	Technip S.A.	9,561,747
187,272		Total S.A.	10,140,769
63,285		Valeo S.A.	10,145,830
		TOTAL FRANCE	113,533,329

GERMANY - 8.6%
95,521	e	Allianz AG.	16,259,072
173,132	e	BASF SE	17,200,321
36,467	*	Bayer AG.	5,248,789
21,214	*,e	Continental AG.	4,971,599
190,052		Daimler AG. (Registered)	18,272,867
377,568		Deutsche Post AG.	12,432,650
148,209		Deutsche Telekom AG.	2,724,178
156,999		Infineon Technologies AG.	1,845,796
188,384		K&S AG.	6,141,209
1,322	*	Kabel Deutschland Holding AG.	177,170
30,626		Merck KGaA	3,301,639
15,792	e	Muenchener Rueckver AG.	3,082,559
113,703		ProSiebenSat. Media AG.	5,813,312
24,895		RWE AG.	618,626
1,500		SAP AG.	113,348
22,119		Siemens AG.	2,406,147
8,225		TUI AG. (DI)	153,369
34,941		Volkswagen AG.	8,851,033
		TOTAL GERMANY	109,613,684

HONG KONG - 3.5%
186,600		AIA Group Ltd	1,240,978
49,700	e	ASM Pacific Technology	554,715
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,944,000		BOC Hong Kong Holdings Ltd	$7,540,229
219,500		CK Hutchison Holdings Ltd	4,761,432
1,229,000		Hang Lung Properties Ltd	4,154,713
596,600	e	Henderson Land Development Co Ltd	4,783,009
537,500		Hong Kong Electric Holdings Ltd	5,425,186
80,700		Hong Kong Exchanges and Clearing Ltd	3,076,302
385,000		Hutchison Whampoa Ltd	5,672,759
367,000		Kerry Properties Ltd	1,497,831
1,837,900		Noble Group Ltd	1,196,871
138,000		Sun Hung Kai Properties Ltd	2,291,974
332,000		Wheelock & Co Ltd	1,869,469
		TOTAL HONG KONG	44,065,468

IRELAND - 0.6%
3,320,054	*	Bank of Ireland	1,283,446
31,500		Ryanair Holdings plc (ADR)	2,042,775
47,303		Shire Ltd	3,844,009
		TOTAL IRELAND	7,170,230

ISRAEL - 0.6%
95,968		Bank Hapoalim Ltd	480,028
161,043	*	Bank Leumi Le-Israel	625,916
464,921		Bezeq Israeli Telecommunication Corp Ltd	880,580
44,222		Israel Chemicals Ltd	309,409
359		Israel Corp Ltd	132,237
77,762		Teva Pharmaceutical Industries Ltd	4,725,155
		TOTAL ISRAEL	7,153,325

ITALY - 1.7%
540,521	e	Assicurazioni Generali S.p.A.	10,561,332
1,153,917		Banca Intesa S.p.A. RSP	3,512,144
208,067		ENI S.p.A.	3,991,942
65,669		Exor S.p.A.	3,029,579
		TOTAL ITALY	21,094,997

JAPAN - 21.8%
117,800		Alfresa Holdings Corp	1,765,433
1,166,000		Aozora Bank Ltd	4,361,353
1,213,000		Asahi Glass Co Ltd	8,163,439
886,000		Asahi Kasei Corp	8,343,133
93,000		Bridgestone Corp	3,895,182
183,300		Brother Industries Ltd	2,916,383
310,700		Canon, Inc	11,077,921
1,000		Central Japan Railway Co	178,606
68,600		Chugoku Electric Power Co, Inc	1,007,139
105,700	e	Citizen Watch Co Ltd	836,477
62,000		Dai Nippon Printing Co Ltd	640,497
2,200		Daikin Industries Ltd	148,212
477,500	e	Daiwa House Industry Co Ltd	10,660,192
41,500		FamilyMart Co Ltd	1,787,115
11,400		Fanuc Ltd	2,507,574
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

285,000		Fuji Electric Holdings Co Ltd	$1,344,031
78,700		Fujifilm Holdings Corp	2,964,394
125,000		Fujitsu Ltd	828,544
23,600		Hisamitsu Pharmaceutical Co, Inc	1,017,017
597,000		Hitachi Ltd	4,073,273
66,600		Hoya Corp	2,566,821
178,600		Inpex Holdings, Inc	2,241,488
169,500		Isuzu Motors Ltd	2,246,521
16,000		Japan Airlines Co Ltd	533,475
117,800	*	Japan Display, Inc	483,916
178,600		Japan Tobacco, Inc	6,236,866
19,000		JFE Holdings, Inc	428,922
22,000		Kawasaki Heavy Industries Ltd	113,385
256,200		KDDI Corp	6,062,291
4,071,000		Kobe Steel Ltd	7,399,404
383,000		Kubota Corp	5,994,339
55,400		Lawson, Inc	3,983,810
55,000		Mediceo Paltac Holdings Co Ltd	750,337
792,000		Mitsubishi Electric Corp	10,343,284
305,000		Mitsubishi Heavy Industries Ltd	1,689,919
313,200		Mitsubishi UFJ Financial Group, Inc	2,225,082
51,600		Mitsui Sumitomo Insurance Group Holdings, Inc	1,476,639
5,900	e	Mixi Inc	231,524
8,500		Murata Manufacturing Co Ltd	1,197,769
301,000		Nippon Electric Glass Co Ltd	1,711,687
245,000		Nippon Meat Packers, Inc	5,352,890
126,700		Nippon Telegraph & Telephone Corp	8,555,413
221,000		Nippon Yusen Kabushiki Kaisha	694,714
671,100		Nissan Motor Co Ltd	6,966,482
109,400		Nisshin Seifun Group, Inc	1,275,840
227,300		NSK Ltd	3,549,930
147,000		Obayashi Corp	981,882
478,000		ORIX Corp	7,350,869
369,000		Osaka Gas Co Ltd	1,566,097
311,400		Otsuka Holdings KK	9,829,193
344,100		Resona Holdings, Inc	1,834,763
62,500		SBI Holdings, Inc	829,100
124,000		Seiko Epson Corp	2,166,820
222,000		Sekisui Chemical Co Ltd	2,960,133
689,800		Sekisui House Ltd	10,692,353
10,700		Shionogi & Co Ltd	352,722
256,000		Sumitomo Heavy Industries Ltd	1,590,529
277,200		Sumitomo Mitsui Financial Group, Inc	12,103,824
37,700		Sumitomo Rubber Industries, Inc	699,008
8,300		Suzuken Co Ltd	259,727
69,200		Sysmex Corp	3,828,955
105,000		THK Co Ltd	2,637,704
341,800		Tohoku Electric Power Co, Inc	4,299,759
285,800		Tokio Marine Holdings, Inc	11,650,834
140,000		Tokyo Tatemono Co Ltd	1,015,091
49,600		Toyota Industries Corp	2,809,063
364,600		Toyota Motor Corp	25,379,485
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

92,400		Toyota Tsusho Corp	$2,375,759
5,800		Trend Micro, Inc	196,223
174,500		West Japan Railway Co	9,664,410
100,000		Yamaha Corp	1,817,217
180,400		Yamaha Motor Co Ltd	4,245,205
29,000		Yokohama Rubber Co Ltd	312,057
		TOTAL JAPAN	276,277,445

LUXEMBOURG - 0.4%
162,089	e	SES Global S.A.	5,680,606
		TOTAL LUXEMBOURG	5,680,606

NETHERLANDS - 3.1%
32,798		Heineken Holding NV	2,286,328
551,985		Koninklijke Ahold NV	10,694,222
344,092		Royal Dutch Shell plc (A Shares)	10,849,302
469,095		Royal Dutch Shell plc (B Shares)	15,018,446
		TOTAL NETHERLANDS	38,848,298

NEW ZEALAND - 0.1%
256,119		Fletcher Building Ltd	1,621,262
66,965		Ryman Healthcare Ltd	415,880
		TOTAL NEW ZEALAND	2,037,142

NORWAY - 1.0%
600,330		Norsk Hydro ASA	2,843,042
308,824		Telenor ASA	6,974,842
48,869	e	Yara International ASA	2,503,923
		TOTAL NORWAY	12,321,807

PORTUGAL - 0.4%
1,413,393		Energias de Portugal S.A.	5,651,307
		TOTAL PORTUGAL	5,651,307

SINGAPORE - 1.3%
1,313,800		CapitaLand Ltd	3,656,088
252,624		DBS Group Holdings Ltd	4,014,289
19,000		Jardine Cycle & Carriage Ltd	578,953
1,028,169		Oversea-Chinese Banking Corp	8,279,716
		TOTAL SINGAPORE	16,529,046

SPAIN - 2.4%
100,800		Abertis Infraestructuras S.A. (Continuous)	1,857,442
1,938,322		Banco Santander Central Hispano S.A.	14,654,816
452,262		Endesa S.A.	8,960,801
125,373		Gas Natural SDG S.A.	3,082,681
122,885		Telefonica S.A.	1,870,364
		TOTAL SPAIN	30,426,104
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.2%
921,360		Ericsson (LM) (B Shares)	$10,076,708
52,577	e	ICA Gruppen AB	1,953,968
82,383		Industrivarden AB	1,716,515
268,071		Investor AB (B Shares)	10,923,277
353,057		Nordea Bank AB	4,485,640
319,085		Skandinaviska Enskilda Banken AB (Class A)	4,032,172
300,671		Skanska AB (B Shares)	6,690,884
19,491	e	Swedish Match AB	600,012
		TOTAL SWEDEN	40,479,176

SWITZERLAND - 8.7%
129,985	*	Adecco S.A.	10,593,346
437		Geberit AG.	154,774
191		Givaudan S.A.	357,394
222,449		Glencore Xstrata plc	1,056,759
3,270		Kuehne & Nagel International AG.	490,449
261		Lindt & Spruengli AG.	1,426,241
287,105		Nestle S.A.	22,274,815
305,513		Novartis AG.	31,184,358
90,774		Roche Holding AG.	25,975,443
76		Sika AG.	260,858
133,543		Swiss Re Ltd	11,846,248
28,435		UBS AG.	568,056
14,306		Zurich Financial Services AG.	4,415,592
		TOTAL SWITZERLAND	110,604,333

UNITED KINGDOM - 19.5%
298,103		3i Group plc	2,309,325
10,000		ARM Holdings plc	169,914
93,980		Ashtead Group plc	1,611,528
30,756		AstraZeneca plc (ADR)	2,106,171
327,380		BAE Systems plc	2,536,280
273,311	e	BP plc (ADR)	11,796,103
221,483		British American Tobacco plc	12,169,068
531,832		British Land Co plc	6,773,581
1,756,912		BT Group plc	12,253,729
5,752		Croda International plc	249,618
10,055		Diageo plc	279,151
1,062,340		Direct Line Insurance Group plc	5,186,394
342,018		easyJet plc	9,457,021
587,698	*	Fiat DaimlerChrysler Automobiles NV	8,751,661
801,493		GlaxoSmithKline plc	18,511,818
1,100,085		HSBC Holdings plc	10,989,296
286,325		Imperial Tobacco Group plc	13,981,392
1,039,541	*	International Consolidated Airlines Group S.A.	8,671,009
91,698		J Sainsbury plc	381,287
67,672		Johnson Matthey plc	3,459,988
2,700,955		Legal & General Group plc	10,736,498
52,945		Marks & Spencer Group plc	448,365
673,723		National Grid plc	9,063,825
2,042,575		Old Mutual plc	7,326,959
230,172		Pearson plc	4,651,515
620,828		Prudential plc	15,457,077
87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

123,036		Reckitt Benckiser Group plc			$10,950,742
162,966	e	Reed Elsevier NV			3,930,318
552,750		Reed Elsevier plc			9,148,195
91,035		Rio Tinto Ltd			4,103,610
59,859		Rio Tinto plc			2,678,753
363,860		Sage Group plc			2,705,373
18,000		Segro plc			118,250
17,263		Severn Trent plc			562,150
519,882		Sky plc			8,571,781
426,598		Tate & Lyle plc			3,906,047
355,870	e	Unilever NV			15,523,262
10,712		Unilever plc			469,555
54,112		United Utilities Group plc			804,981
68,623		Vodafone Group plc (ADR)			2,415,530
31,905		Wolseley plc			1,887,001
		TOTAL UNITED KINGDOM			247,104,121

UNITED STATES - 0.4%
14,051		Carnival plc			639,281
60,000		iShares MSCI EAFE Index Fund			3,990,600
		TOTAL UNITED STATES			4,629,881

		TOTAL COMMON STOCKS			1,247,938,027
		(Cost $1,127,082,088)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
1,938,322	m	Banco Santander S.A.			318,581
		TOTAL SPAIN			318,581

		TOTAL RIGHTS / WARRANTS			318,581
		(Cost $309,648)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.8%
GOVERNMENT AGENCY DEBT - 0.5%
$2,200,000	d	Federal Home Loan Bank (FHLB)	0.057%	05/08/15	2,199,987
3,500,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.050	05/12/15	3,499,968
		TOTAL GOVERNMENT AGENCY DEBT			5,699,955

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.3%
92,874,865	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			92,874,865
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			92,874,865
		TOTAL SHORT-TERM INVESTMENTS			98,574,820
		(Cost $98,574,787)

		TOTAL INVESTMENTS - 106.3%			1,346,831,428
		(Cost $1,225,966,523)
		OTHER ASSETS & LIABILITIES, NET - (6.3)%			(79,857,824)
		NET ASSETS - 100.0%			$1,266,973,604

88

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $90,766,456.
m	Indicates a security that has been deemed illiquid.
89

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$331,113,455	26.1%
CONSUMER DISCRETIONARY	161,093,369	12.7
INDUSTRIALS	156,509,602	12.4
HEALTH CARE	138,242,472	10.9
CONSUMER STAPLES	134,724,918	10.6
MATERIALS	92,402,747	7.3
ENERGY	68,088,787	5.4
TELECOMMUNICATION SERVICES	60,910,480	4.8
INFORMATION TECHNOLOGY	59,059,230	4.7
UTILITIES	46,111,548	3.6
SHORT-TERM INVESTMENTS	98,574,820	7.8
OTHER ASSETS & LIABILITIES, NET	(79,857,824)	(6.3)

NET ASSETS	$1,266,973,604	100.0%
90

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 8.7%
305,767		Alumina Ltd	$371,033
265,475		Amcor Ltd	2,826,271
201,068		BHP Billiton Ltd	5,134,547
538,476		BHP Billiton plc	12,943,057
320,434	e	Fortescue Metals Group Ltd	541,314
151,431	*	Newcrest Mining Ltd	1,697,462
206,262		Oil Search Ltd	1,309,469
		TOTAL AUSTRALIA	24,823,153

BRAZIL - 0.2%
140,000		Suzano Papel e Celulose S.A.	701,638
		TOTAL BRAZIL	701,638

CANADA - 10.0%
37,105		Agrium, Inc	3,844,281
87,148		Alimentation Couche Tard, Inc	3,335,677
24,970		Cameco Corp (Toronto)	439,174
130,941		Canadian Natural Resources Ltd (Canada)	4,350,953
75,000		First Quantum Minerals Ltd	1,148,778
20,988		Franco-Nevada Corp	1,089,671
66,814		Imperial Oil Ltd	2,945,021
189,341	*	MEG Energy Corp	3,651,857
146,626	e	Parkland Fuel Corp	3,201,101
134,290		Potash Corp of Saskatchewan	4,385,434
		TOTAL CANADA	28,391,947

CHILE - 0.4%
48,053		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,053,764
		TOTAL CHILE	1,053,764

CHINA - 1.8%
1,154,000	*	Aluminum Corp of China Ltd	744,566
2,514,000		CNOOC Ltd	4,286,903
		TOTAL CHINA	5,031,469

DENMARK - 0.9%
57,268		Novozymes AS	2,642,146
		TOTAL DENMARK	2,642,146

FINLAND - 1.5%
178,321	e	Stora Enso Oyj (R Shares)	1,876,520
138,812		UPM-Kymmene Oyj	2,511,741
		TOTAL FINLAND	4,388,261
91

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

FRANCE - 3.0%
157,018		Total S.A.	$8,502,517
		TOTAL FRANCE	8,502,517

GERMANY - 0.9%
35,315		K&S AG.	1,151,249
56,728		ThyssenKrupp AG.	1,507,230
		TOTAL GERMANY	2,658,479

INDIA - 2.2%
75,063		Britannia Industries Ltd	2,593,821
139,025		PI Industries Ltd	1,440,813
285,937		United Phosphorus Ltd	2,206,692
		TOTAL INDIA	6,241,326

IRELAND - 0.8%
74,949		Smurfit Kappa Group plc	2,294,674
		TOTAL IRELAND	2,294,674

JAPAN - 2.0%
40,500		Hitachi Metals Ltd	633,389
124,200		JFE Holdings, Inc	2,803,796
146,000		Sumitomo Metal Mining Co Ltd	2,139,950
		TOTAL JAPAN	5,577,135

JERSEY, C.I. - 0.7%
27,472		Randgold Resources Ltd	2,090,636
		TOTAL JERSEY, C.I.	2,090,636

KOREA, REPUBLIC OF - 1.2%
7,882		Korea Zinc Co Ltd	3,510,279
		TOTAL KOREA, REPUBLIC OF	3,510,279

MEXICO - 2.5%
217,578	e	Southern Copper Corp (NY)	7,088,691
		TOTAL MEXICO	7,088,691

NORWAY - 2.5%
214,174	e	Statoil ASA	4,540,566
49,149	e	Yara International ASA	2,518,269
		TOTAL NORWAY	7,058,835

POLAND - 0.5%
37,336		KGHM Polska Miedz S.A.	1,309,093
		TOTAL POLAND	1,309,093

PORTUGAL - 0.4%
77,700		Galp Energia SGPS S.A.	1,061,357
		TOTAL PORTUGAL	1,061,357
92

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

RUSSIA - 2.9%
57,349		LUKOIL (ADR)	$2,933,717
173,895		MMC Norilsk Nickel (ADR)	3,275,754
27,496		Tatneft (GDR)	943,171
79,146		Uralkali (GDR)	1,164,071
		TOTAL RUSSIA	8,316,713

SOUTH AFRICA - 1.0%
38,813		Sasol Ltd	1,562,746
127,014		Sibanye Gold Ltd (ADR)	1,200,282
		TOTAL SOUTH AFRICA	2,763,028

SWEDEN - 2.5%
131,941		Billerud AB	2,283,911
219,740		Boliden AB	4,773,999
		TOTAL SWEDEN	7,057,910

SWITZERLAND - 2.4%
20,866		Syngenta AG.	6,982,379
		TOTAL SWITZERLAND	6,982,379

THAILAND - 1.0%
258,100		PTT PCL (Foreign)	2,782,851
		TOTAL THAILAND	2,782,851

UNITED ARAB EMIRATES - 1.1%
340,886		Dragon Oil plc	3,240,184
		TOTAL UNITED ARAB EMIRATES	3,240,184

UNITED KINGDOM - 4.0%
296,209		Anglo American plc (London)	5,018,524
151,117		Antofagasta plc	1,808,762
257,426		BG Group plc	4,662,896
		TOTAL UNITED KINGDOM	11,490,182

UNITED STATES - 43.4%
45,011		Anadarko Petroleum Corp	4,235,535
145,767		Archer Daniels Midland Co	7,125,091
39,805		Bunge Ltd	3,437,958
224,958	*	Callon Petroleum Co	2,011,125
54,770	*	Carrizo Oil & Gas, Inc	3,052,332
20,735		CF Industries Holdings, Inc	5,960,690
17,700		Chevron Corp	1,965,762
33,890		Cimarex Energy Co	4,215,916
19,854		Compass Minerals International, Inc	1,753,704
18,948	*	Concho Resources, Inc	2,399,954
57,219		ConocoPhillips	3,886,315
86,056	*,e	Continental Resources, Inc	4,529,127
21,650	e	Core Laboratories NV	2,842,212
48,834	*	Diamondback Energy, Inc	4,032,223
42,899		Energen Corp	3,053,122
93

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

49,479		EOG Resources, Inc	$4,895,947
92,785		Exxon Mobil Corp	8,106,625
94,775		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,205,414
205,781		Graphic Packaging Holding Co	2,901,512
48,022		International Paper Co	2,579,742
101,747	*	Matador Resources Co	2,820,427
116,148		Monsanto Co	13,236,226
84,303		Mosaic Co	3,709,332
93,549	*	Newfield Exploration Co	3,670,863
11,262		NewMarket Corp	5,032,988
114,737		Newmont Mining Corp	3,039,383
31,217		Packaging Corp of America	2,159,904
29,119		Pioneer Natural Resources Co	5,031,181
135,599	*	RSP Permian, Inc	3,935,083
129,324		Steel Dynamics, Inc	2,861,940
26,500		Tractor Supply Co	2,280,590
29,269	e	United States Steel Corp	703,041
		TOTAL UNITED STATES	123,671,264

		TOTAL COMMON STOCKS	280,729,911
		(Cost $259,116,061)

SHORT-TERM INVESTMENTS - 7.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.2%
20,429,816	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	20,429,816
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,429,816
		TOTAL SHORT-TERM INVESTMENTS	20,429,816
		(Cost $20,429,816)

		TOTAL INVESTMENTS - 105.7%	301,159,727
		(Cost $279,545,877)
		OTHER ASSETS & LIABILITIES, NET - (5.7)%	(16,170,347)
		NET ASSETS - 100.0%	$284,989,380

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,480,030.

94

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$146,858,542	51.5%
ENERGY	115,098,231	40.4
CONSUMER STAPLES	16,492,548	5.8
CONSUMER DISCRETIONARY	2,280,590	0.8
SHORT-TERM INVESTMENTS	20,429,816	7.2
OTHER ASSETS & LIABILITIES, NET	(16,170,347)	(5.7)

NET ASSETS	$284,989,380	100.0%

95

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUSTRALIA - 0.5%
899,370	e	BHP Billiton Ltd	$22,966,646
		TOTAL AUSTRALIA	22,966,646

BELGIUM - 0.3%
275,167		Fagron NV	12,162,358
		TOTAL BELGIUM	12,162,358

CHINA - 0.7%
26,421,000	*,e	Intime Retail Group Co Ltd	29,542,319
		TOTAL CHINA	29,542,319

FRANCE - 21.4%
4,694,746	e	Accor S.A.	257,435,498
211,712		Aeroports de Paris	26,098,065
353,459		BNP Paribas	22,321,384
666,015		Compagnie de Saint-Gobain	30,268,441
91,626		Eiffage S.A.	5,587,568
1,794,853	e	Essilor International S.A.	218,667,029
55,684		Nexity	2,445,441
1,959,423	e	Renault S.A.	206,165,921
4,731,566		Rexel S.A.	89,174,095
794,866	e	Vinci S.A.	48,752,864
		TOTAL FRANCE	906,916,306

GERMANY - 14.1%
2,795,896	e	Adidas-Salomon AG.	229,084,114
7,965,614	*	Commerzbank AG.	107,463,229
630,479		Henkel KGaA (Preference)	73,234,789
960,223		Linde AG.	187,636,765
		TOTAL GERMANY	597,418,897

HONG KONG - 0.0%
18,265		Hong Kong Exchanges and Clearing Ltd	696,266
		TOTAL HONG KONG	696,266

INDIA - 8.3%
2,160,298	a	Ceat Ltd	25,856,433
355,901		Eicher Motors Ltd	84,990,876
5,850,561		HDFC Bank Ltd	91,131,488
5,511,180		IndusInd Bank Ltd	71,415,578
3,056,333		Larsen & Toubro Ltd	78,282,296
		TOTAL INDIA	351,676,671
96

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.5%
36,788,000		PT Indofood Sukses Makmur Tbk	$19,094,040
		TOTAL INDONESIA	19,094,040

JAPAN - 15.2%
59,300		Daikin Industries Ltd	3,994,982
672,000		Don Quijote Co Ltd	51,269,821
4,750		Fanuc Ltd	1,044,823
169,000	e	Fast Retailing Co Ltd	66,565,688
1,380,700		Hoya Corp	53,213,368
34,697		Kao Corp	1,661,604
25,830		Komatsu Ltd	519,677
1,319,700		Mazda Motor Corp	25,868,752
32,057		Mitsubishi Corp	691,684
241,984		Mitsubishi Electric Corp	3,160,239
363,000		Mitsubishi Heavy Industries Ltd	2,011,281
1,240,147		Mitsubishi UFJ Financial Group, Inc	8,810,438
24,000		Mitsui Trust Holdings, Inc	105,647
378,900		Murata Manufacturing Co Ltd	53,392,300
1,234,000		NGK Insulators Ltd	27,720,256
656,600		NKSJ Holdings, Inc	21,451,004
58,647		Nomura Holdings, Inc	380,467
3,298,275	*	Olympus Corp	118,770,779
5,607,800	*	Pioneer Corp	10,750,294
4,942,550		Sony Corp	149,421,877
73,250		Sumitomo Corp	864,915
16,000		Sumitomo Metal Mining Co Ltd	234,515
13,000		Suruga Bank Ltd	286,564
504,100		Toyota Motor Corp	35,089,957
1,039,700	e	Yumeshin Holdings Co Ltd	7,074,619
		TOTAL JAPAN	644,355,551

NETHERLANDS - 6.0%
68,880	e	ASML Holding NV	7,412,380
1,193,773	*,g	GrandVision NV	30,910,267
1,337,349		Heineken NV	105,353,684
7,060,552	*	ING Groep NV	108,319,738
3,427		Royal Dutch Shell plc (A Shares)	108,054
		TOTAL NETHERLANDS	252,104,123

NORWAY - 0.7%
1,460,515	e	Statoil ASA	30,963,442
		TOTAL NORWAY	30,963,442

SPAIN - 0.6%
1,324,999		Endesa S.A.	26,252,599
		TOTAL SPAIN	26,252,599

SWEDEN - 5.9%
3,358,116		SKF AB (B Shares)	82,022,126
97

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

12,095,716		Volvo AB (B Shares)			$167,104,646
		TOTAL SWEDEN			249,126,772

SWITZERLAND - 7.7%
986,061	*	Adecco S.A.			80,360,696
134,003	e	Burckhardt Compression Holding AG.			58,348,563
95,798		Geberit AG.			33,929,091
481,555		Holcim Ltd			38,683,544
615,489		Swatch Group AG. (Registered)			54,535,468
384,983		UBS AG.			7,690,931
170,147		Zurich Financial Services AG.			52,516,410
		TOTAL SWITZERLAND			326,064,703

UNITED KINGDOM - 16.8%
345,790		ARM Holdings plc			5,875,448
1,067,406		Associated British Foods plc			46,601,026
114,143		Barclays plc			446,579
4,086,325		Essentra plc			59,984,385
42,391,943		Group 4 Securicor plc			190,149,598
450,116	*	Indivior plc			1,378,401
32,197,328		Man Group plc			94,934,143
214,956		Reckitt Benckiser Group plc			19,132,024
194,066		Rio Tinto plc			8,684,658
17,409,789		Sky plc			287,051,495
		TOTAL UNITED KINGDOM			714,237,757

		TOTAL COMMON STOCKS			4,183,578,450
		(Cost $3,700,156,157)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 10.4
GOVERNMENT AGENCY DEBT - 0.3%
$15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050%	05/12/15	14,999,865
		TOTAL GOVERNMENT AGENCY DEBT			14,999,865

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10.1%
427,095,997	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			427,095,997
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			427,095,997
		TOTAL SHORT-TERM INVESTMENTS			442,095,862
		(Cost $442,095,768)

		TOTAL INVESTMENTS - 109.1%			4,625,674,312
		(Cost $4,142,251,925)
		OTHER ASSETS & LIABILITIES, NET - (9.1)%			(389,499,613)
		NET ASSETS - 100.0%			$4,236,174,699
98

TIAA-CREF FUNDS - International Equity Fund

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $415,907,214.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of this security was $30,910,267, or 0.7% of net assets.
99

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,459,547,901	34.5%
INDUSTRIALS	1,022,151,401	24.1
FINANCIALS	590,415,307	13.9
HEALTH CARE	350,978,567	8.3
MATERIALS	318,190,514	7.5
CONSUMER STAPLES	265,077,168	6.3
INFORMATION TECHNOLOGY	119,893,497	2.8
ENERGY	31,071,496	0.7
UTILITIES	26,252,599	0.6
SHORT-TERM INVESTMENTS	442,095,862	10.4
OTHER ASSETS & LIABILITIES, NET	(389,499,613)	(9.1)

NET ASSETS	$4,236,174,699	100.0%

100

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUSTRALIA - 2.5%
545,239		Australia & New Zealand Banking Group Ltd	$14,589,427
615,211		BHP Billiton Ltd	15,710,256
		TOTAL AUSTRALIA	30,299,683

BELGIUM - 0.6%
170,753	e	Fagron NV	7,547,268
		TOTAL BELGIUM	7,547,268

BRAZIL - 0.9%
849,180		Banco Itau Holding Financeira S.A.	10,859,425
		TOTAL BRAZIL	10,859,425

CANADA - 7.6%
362,972		Alimentation Couche Tard, Inc	13,893,118
271,532		Dollarama, Inc	15,591,991
384,300		Gildan Activewear, Inc	12,180,383
497,400	*	MEG Energy Corp	9,593,450
440,839		Suncor Energy, Inc	14,356,041
344,115		Toronto-Dominion Bank	15,886,619
408,112		TransForce, Inc	9,217,615
		TOTAL CANADA	90,719,217

CHINA - 6.9%
219,069	*	Bitauto Holdings Ltd (ADR)	13,030,224
14,247,400	e,m	China Animal Healthcare Ltd	9,558,867
7,728,600	e	China Everbright International Ltd	14,411,943
3,585,200	e	Haitong Securities Co Ltd	11,709,598
15,315,000	e,m	Sihuan Pharmaceutical Holdings	8,714,111
923,200		Tencent Holdings Ltd	19,053,805
12,349,600	*	Xinchen China Power Holdings Ltd	5,949,261
		TOTAL CHINA	82,427,809

FINLAND - 1.7%
239,900		Huhtamaki Oyj	7,669,060
255,600		Sampo Oyj (A Shares)	12,384,904
		TOTAL FINLAND	20,053,964

FRANCE - 5.7%
167,385		BNP Paribas	10,570,575
76,594		L'Oreal S.A.	14,617,265
179,532		Teleperformance	13,496,282
329,725		Total S.A.	17,854,593
76,200		Valeo S.A.	12,216,358
		TOTAL FRANCE	68,755,073

101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 2.8%
108,200		Bayerische Motoren Werke AG.	$12,763,769
102,705		Beiersdorf AG.	8,933,859
269,573		Wirecard AG.	11,839,414
		TOTAL GERMANY	33,537,042

HONG KONG - 2.2%
2,434,200		AIA Group Ltd	16,188,584
7,146,300	*	PAX Global Technology Ltd	10,382,123
		TOTAL HONG KONG	26,570,707

INDIA - 0.5%
250,160		Container Corp Of India Ltd	6,451,623
		TOTAL INDIA	6,451,623

INDONESIA - 1.7%
12,089,500		PT Bank Mandiri Persero Tbk	9,944,105
36,099,300		PT Express Transindo Utama Tbk	3,063,393
77,055,300		PT Lippo Karawaci Tbk	7,030,210
		TOTAL INDONESIA	20,037,708

IRELAND - 3.6%
552,035		CRH plc	15,510,881
183,188		Shire Ltd	14,886,505
417,403		Smurfit Kappa Group plc	12,779,406
		TOTAL IRELAND	43,176,792

ITALY - 0.7%
285,302	*,e	Yoox S.p.A	8,987,021
		TOTAL ITALY	8,987,021

JAPAN - 14.6%
128,700	*,e	CYBERDYNE, Inc	3,460,998
373,900		Fuji Heavy Industries Ltd	12,503,212
230,300	e	GMO Payment Gateway, Inc	5,915,682
394,800		Hoya Corp	15,215,932
818,800		Infomart Corp	8,091,994
663,900		Kubota Corp	10,390,709
1,057,000	e	Matsui Securities Co Ltd	9,820,871
1,624,000	e	Mitsui OSK Lines Ltd	5,733,869
361,300	e	MonotaRO Co Ltd	12,431,567
112,000		Murata Manufacturing Co Ltd	15,782,364
176,700		Nitto Denko Corp	11,323,911
245,200	e	Oriental Land Co Ltd	16,600,132
695,600		ORIX Corp	10,697,206
168,000	e	Seria Co Ltd	5,366,855
1,458,700		Shimizu Corp	10,490,723
177,400		Sumitomo Mitsui Financial Group, Inc	7,746,098
244,900		Sysmex Corp	13,550,738
		TOTAL JAPAN	175,122,861

102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 2.3%
107,760		Cosmax, Inc	$14,548,242
70,287		Hanssem Co Ltd	12,970,100
		TOTAL KOREA, REPUBLIC OF	27,518,342

MALAYSIA - 1.5%
5,326,700		IHH Healthcare BHD	8,854,152
10,299,900		Karex BHD	8,733,876
		TOTAL MALAYSIA	17,588,028

NETHERLANDS - 3.2%
130,390	e	ASML Holding NV	14,031,653
1,221,117	*	ING Groep NV	18,733,815
690,400	*	TomTom NV	6,127,137
		TOTAL NETHERLANDS	38,892,605

NORWAY - 2.6%
595,304		DNB NOR Holding ASA	10,575,690
943,888	e	Statoil ASA	20,010,765
		TOTAL NORWAY	30,586,455

PHILIPPINES - 3.8%
3,951,980		Banco de Oro Universal Bank	9,664,420
33,435,800	*	Bloomberry Resorts Corp	8,389,408
90,393,800		Megaworld Corp	10,716,596
9,768,450		Nickel Asia Corp	4,970,381
5,878,560		Robinsons Retail Holdings, Inc	11,485,172
		TOTAL PHILIPPINES	45,225,977

SINGAPORE - 0.6%
5,147,100		Singapore Post Ltd	7,421,199
		TOTAL SINGAPORE	7,421,199

SPAIN - 2.5%
557,531		Acerinox S.A.	8,135,577
278,060		Amadeus IT Holding S.A.	12,674,513
142,139	*,e,m	Let's GOWEX S.A.	1,596
195,020	e	Tecnicas Reunidas S.A.	9,071,074
		TOTAL SPAIN	29,882,760

SWEDEN - 3.8%
550,500		Boliden AB	11,959,981
355,100		Hexagon AB (B Shares)	13,152,974
322,640		Intrum Justitia AB	10,160,641
292,584		Kinnevik Investment AB (Series B)	10,083,289
		TOTAL SWEDEN	45,356,885

SWITZERLAND - 3.2%
105,877		Lonza Group AG.	14,969,951

103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

235,180		Novartis AG.			$24,005,320
		TOTAL SWITZERLAND			38,975,271

TAIWAN - 4.1%
998,897		Eclat Textile Co Ltd			13,373,551
5,929,407		Hota Industrial Manufacturing Co Ltd			14,929,472
1,827,000		Hu Lane Associate, Inc			9,259,856
713,000		King Slide Works Co Ltd			11,213,990
		TOTAL TAIWAN			48,776,869

UNITED ARAB EMIRATES - 0.4%
306,808		Al Noor Hospitals Group plc			4,229,132
		TOTAL UNITED ARAB EMIRATES			4,229,132

UNITED KINGDOM - 15.6%
1,465,762		Ashtead Group plc			25,134,252
135,100	*,e	ASOS plc			7,761,110
2,077,138	*,g	Auto Trader Group plc			8,672,464
603,613	*	BTG plc			6,660,305
235,141		Consort Medical plc			3,392,849
1,059,028		Countrywide plc			8,500,625
1,529,698	*	International Consolidated Airlines Group S.A. (London)			12,686,794
1,978,712	*	Just Eat plc			13,875,644
4,330,944		Man Group plc			12,769,832
1,481,886		Poundland Group plc			7,124,343
274,888		Rightmove plc			13,307,161
4,919,185		Taylor Wimpey plc			12,490,700
379,159		Travis Perkins plc			12,051,633
1,130,500		Vesuvius plc			7,862,081
1,747,186	*	Virgin Money Holdings UK plc			10,565,494
184,281		Whitbread plc			14,797,635
406,297		WPP plc			9,475,443
		TOTAL UNITED KINGDOM			187,128,365

UNITED STATES - 2.4%
189,273	*	Lululemon Athletica, Inc			12,045,334
76,505	*	Valeant Pharmaceuticals International, Inc			16,590,139
		TOTAL UNITED STATES			28,635,473

		TOTAL COMMON STOCKS			1,174,763,554
		(Cost $999,550,148)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.1%
GOVERNMENT AGENCY DEBT - 1.5%
$18,300,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050%	05/12/15	18,299,835
		TOTAL GOVERNMENT AGENCY DEBT			18,299,835
104

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
67,390,040	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$67,390,040
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	67,390,040
		TOTAL SHORT-TERM INVESTMENTS	85,689,875
		(Cost $85,689,760)

		TOTAL INVESTMENTS - 105.1%	1,260,453,429
		(Cost $1,085,239,908)
		OTHER ASSETS & LIABILITIES, NET - (5.1)%	(61,417,027)
		NET ASSETS - 100.0%	$1,199,036,402

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,043,991.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of this security was $8,672,464, or 0.7% of net assets.
m	Indicates a security that has been deemed illiquid.
105

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$244,210,232	20.4%
FINANCIALS	229,037,382	19.1
INDUSTRIALS	172,218,312	14.4
INFORMATION TECHNOLOGY	161,718,786	13.5
HEALTH CARE	136,420,337	11.4
MATERIALS	88,059,455	7.3
CONSUMER STAPLES	72,211,531	6.0
ENERGY	70,885,923	5.9
TELECOMMUNICATION SERVICES	1,596	0.0
SHORT-TERM INVESTMENTS	85,689,875	7.1
OTHER ASSETS & LIABILITIES, NET	(61,417,027)	(5.1)

NET ASSETS	$1,199,036,402	100.0%
106

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
26,759	*	American Axle & Manufacturing Holdings, Inc	$667,102
95,463		BorgWarner, Inc	5,651,410
25,308		Cooper Tire & Rubber Co	1,075,337
5,446	*	Cooper-Standard Holding, Inc	332,315
68,250		Dana Holding Corp	1,472,152
11,325	*,e	Dorman Products, Inc	530,350
13,087		Drew Industries, Inc	741,640
12,398	*	Federal Mogul Corp (Class A)	159,934
1,624,954		Ford Motor Co	25,674,273
5,704	*	Fox Factory Holding Corp	86,815
6,354	*	Fuel Systems Solutions, Inc	70,529
686,785		General Motors Co	24,078,682
131,830		Gentex Corp	2,287,250
14,737	*	Gentherm, Inc	777,082
118,029		Goodyear Tire & Rubber Co	3,347,893
89,306		Harley-Davidson, Inc	5,019,890
270,804		Johnson Controls, Inc	13,643,105
35,272		Lear Corp	3,916,250
6,662	*	Metaldyne Performance Group, Inc	120,316
21,146	*	Modine Manufacturing Co	259,884
7,659	*	Motorcar Parts of America, Inc	223,873
12,315		Remy International, Inc	274,009
3,214	*	Shiloh Industries, Inc	37,379
13,757		Spartan Motors, Inc	64,795
12,692		Standard Motor Products, Inc	479,758
12,077	*	Stoneridge, Inc	145,407
1,415		Strattec Security Corp	106,224
9,325		Superior Industries International, Inc	173,445
24,233	*	Tenneco, Inc	1,416,419
40,933	*,e	Tesla Motors, Inc	9,252,905
18,249		Thor Industries, Inc	1,098,042
8,089	*	Tower International, Inc	209,182
46,095	*	TRW Automotive Holdings Corp	4,842,741
19,258	*	Visteon Corp	1,952,761
11,180	e	Winnebago Industries, Inc	231,538
		TOTAL AUTOMOBILES & COMPONENTS	110,420,687

BANKS - 5.9%
5,849		1st Source Corp	182,021
3,144		American National Bankshares, Inc	70,771
9,012		Ameris Bancorp	225,210
3,475	e	Ames National Corp	86,666
12,788		Apollo Residential Mortgage	202,818
4,470		Arrow Financial Corp	116,488
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,196,090
43,500		Astoria Financial Corp	572,895
11,158	e	Banc of California, Inc	138,359
2,807		Bancfirst Corp	162,020
11,115		Banco Latinoamericano de Exportaciones S.A. (Class E)	353,124
38,151		Bancorpsouth, Inc	923,636
19,189		Bank Mutual Corp	137,969
4,424,187		Bank of America Corp	70,477,299
26,524	e	Bank of Hawaii Corp	1,601,784
2,455		Bank of Kentucky Financial Corp	117,570
2,316		Bank of Marin Bancorp	116,773
37,793		Bank of the Ozarks, Inc	1,464,857
7,344		BankFinancial Corp	94,003
41,337		BankUnited	1,358,334
8,283		Banner Corp	374,557
299,302		BB&T Corp	11,460,274
31,029		BBCN Bancorp, Inc	440,301
2,587	*,e	BBX Capital Corp	47,420
25,651	*	Beneficial Bancorp, Inc	297,552
9,956		Berkshire Hills Bancorp, Inc	278,868
11,500	*	Blue Hills Bancorp, Inc	154,330
7,943		BNC Bancorp	144,960
6,438	*,e	BofI Holding, Inc	591,073
11,776	e	BOK Financial Corp	767,677
31,753		Boston Private Financial Holdings, Inc	417,552
4,660		Bridge Bancorp, Inc	117,758
3,968	*	Bridge Capital Holdings	107,334
27,051		Brookline Bancorp, Inc	291,339
5,252		Bryn Mawr Bank Corp	158,033
2,827		Camden National Corp	108,331
9,174	*	Capital Bank Financial Corp	248,799
4,271		Capital City Bank Group, Inc	60,093
72,810		Capitol Federal Financial	873,720
12,761		Cardinal Financial Corp	263,259
11,872	*	Cascade Bancorp	57,223
31,797		Cathay General Bancorp	908,758
13,964		Centerstate Banks of Florida, Inc	169,802
7,908		Central Pacific Financial Corp	181,093
710		Century Bancorp, Inc	27,427
8,748		Charter Financial Corp	104,714
12,251		Chemical Financial Corp	378,556
77,265		CIT Group, Inc	3,479,243
1,293,308		Citigroup, Inc	68,959,182
5,032		Citizens & Northern Corp	99,835
74,116		Citizens Financial Group, Inc	1,930,722
6,773	e	City Holding Co	311,355
19,417		City National Corp	1,809,664
10,322		Clifton Bancorp, Inc	140,895
5,791		CNB Financial Corp	99,489
14,484		CoBiz, Inc	173,953
20,938		Columbia Banking System, Inc	621,859
79,076		Comerica, Inc	3,748,993
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,739		Commerce Bancshares, Inc	$1,654,543
22,271		Community Bank System, Inc	778,371
6,977		Community Trust Bancorp, Inc	223,822
4,655	*	CommunityOne Bancorp	45,852
8,773		ConnectOne Bancorp, Inc	168,617
3,920	*	CU Bancorp	81,222
29,203		Cullen/Frost Bankers, Inc	2,130,067
8,947	*	Customers Bancorp, Inc	225,554
48,312		CVB Financial Corp	756,083
9,848		Dime Community Bancshares	156,780
11,629	*	Eagle Bancorp, Inc	428,645
60,089		East West Bancorp, Inc	2,439,012
3,026		Enterprise Bancorp, Inc	64,938
7,766		Enterprise Financial Services Corp	159,436
16,579	*	Essent Group Ltd	413,646
38,938		EverBank Financial Corp	723,079
4,261		Federal Agricultural Mortgage Corp (Class C)	133,966
6,593		Fidelity Southern Corp	110,762
350,662		Fifth Third Bancorp	7,013,240
5,686		Financial Institutions, Inc	133,905
7,695		First Bancorp (NC)	124,890
73,562	*	First Bancorp (Puerto Rico)	442,108
3,643		First Bancorp, Inc	60,765
28,287		First Busey Corp	176,511
1,622		First Business Financial Services, Inc	73,671
4,576		First Citizens Bancshares, Inc (Class A)	1,099,796
37,222		First Commonwealth Financial Corp	335,742
6,839		First Community Bancshares, Inc	114,622
6,203		First Connecticut Bancorp	91,680
3,699		First Defiance Financial Corp	129,465
23,087		First Financial Bancorp	398,482
35,524	e	First Financial Bankshares, Inc	1,028,775
4,551		First Financial Corp	154,506
5,550		First Financial Northwest, Inc	66,045
95,427		First Horizon National Corp	1,359,835
6,709		First Interstate Bancsystem, Inc	181,546
14,242		First Merchants Corp	321,442
30,162		First Midwest Bancorp, Inc	515,770
11,324	*	First NBC Bank Holding Co	398,378
167,681		First Niagara Financial Group, Inc	1,525,059
4,731		First of Long Island Corp	118,370
59,700		First Republic Bank	3,479,913
66,882		FirstMerit Corp	1,295,504
8,294	*	Flagstar Bancorp, Inc	142,491
11,966		Flushing Financial Corp	229,269
70,680		FNB Corp	937,924
4,715		Fox Chase Bancorp, Inc	78,410
75,235		Fulton Financial Corp	914,858
5,141		German American Bancorp, Inc	147,084
29,731		Glacier Bancorp, Inc	783,115
4,253		Great Southern Bancorp, Inc	167,653
7,731		Great Western Bancorp, Inc	169,077
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,658		Guaranty Bancorp	$89,057
15,264	*	Hampton Roads Bankshares, Inc	27,170
32,474		Hancock Holding Co	945,318
12,696		Hanmi Financial Corp	270,171
6,260		Heartland Financial USA, Inc	215,407
8,704		Heritage Commerce Corp	77,553
11,879		Heritage Financial Corp	200,755
9,193		Heritage Oaks Bancorp	73,268
31,405	*	Hilltop Holdings, Inc	631,555
21,505		Home Bancshares, Inc	707,084
8,420	*	HomeTrust Bancshares, Inc	131,689
3,681		Horizon Bancorp	85,951
226,820		Hudson City Bancorp, Inc	2,109,426
6,296		Hudson Valley Holding Corp	155,763
337,292		Huntington Bancshares, Inc	3,662,991
12,449		IBERIABANK Corp	775,697
9,542		Independent Bank Corp (MA)	398,092
9,223		Independent Bank Corp (MI)	122,112
3,656		Independent Bank Group, Inc	140,756
21,517		International Bancshares Corp	559,012
157,685		Investors Bancorp, Inc	1,866,990
1,607,658		JPMorgan Chase & Co	101,700,445
5,755	*	Kearny Financial Corp	76,772
404,588		Keycorp	5,846,297
5,950		Ladder Capital Corp	104,363
14,928		Lakeland Bancorp, Inc	169,433
6,729		Lakeland Financial Corp	262,767
15,780		LegacyTexas Financial Group, Inc	401,601
3,655	*	LendingTree, Inc	201,135
53,507		M&T Bank Corp	6,403,183
9,756		Macatawa Bank Corp	51,219
7,844		MainSource Financial Group, Inc	150,997
26,238		MB Financial, Inc	790,551
6,528		Mercantile Bank Corp	129,385
1,972		Merchants Bancshares, Inc	58,095
7,947	*	Meridian Bancorp, Inc	102,119
2,375		Meta Financial Group, Inc	97,161
139,849	*	MGIC Investment Corp	1,457,227
3,121		Midsouth Bancorp, Inc	40,479
2,881		MidWestOne Financial Group, Inc	84,269
16,489		National Bank Holdings Corp	313,291
2,810		National Bankshares, Inc	81,518
47,673		National Penn Bancshares, Inc	495,799
8,294	*,e	Nationstar Mortgage Holdings, Inc	208,179
17,248		NBT Bancorp, Inc	416,539
214,238	e	New York Community Bancorp, Inc	3,682,751
13,260		NewBridge Bancorp	106,743
20,415	*	NMI Holdings, Inc	162,912
23,793		Northfield Bancorp, Inc	343,333
2,785		Northrim BanCorp, Inc	69,402
37,412		Northwest Bancshares, Inc	460,542
5,353		OceanFirst Financial Corp	89,823
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,157	*,e	Ocwen Financial Corp	$374,893
17,355		OFG Bancorp	244,532
3,089	e	Old Line Bancshares, Inc	49,609
46,194		Old National Bancorp	631,010
1,536		Opus Bank	48,077
18,115		Oritani Financial Corp	269,913
6,850		Pacific Continental Corp	88,365
6,816	*	Pacific Premier Bancorp, Inc	106,739
41,297		PacWest Bancorp	1,862,495
1,937	e	Palmetto Bancshares, Inc	35,157
5,514	e	Park National Corp	455,236
16,587		Park Sterling Bank	111,133
4,691		Peapack Gladstone Financial Corp	98,183
1,915		Penns Woods Bancorp, Inc	83,475
5,701		Pennsylvania Commerce Bancorp, Inc	146,174
5,122	*	PennyMac Financial Services, Inc	96,703
4,317		Peoples Bancorp, Inc	100,111
3,001		Peoples Financial Services Corp	117,909
137,110	e	People’s United Financial, Inc	2,071,732
14,040		Pinnacle Financial Partners, Inc	669,006
223,309		PNC Financial Services Group, Inc	20,484,135
39,909	*	Popular, Inc	1,294,249
4,781		Preferred Bank	134,729
28,438		PrivateBancorp, Inc	1,054,197
32,606		Prosperity Bancshares, Inc	1,739,204
22,929		Provident Financial Services, Inc	412,722
76,247	e	Radian Group, Inc	1,361,771
633,830		Regions Financial Corp	6,230,549
12,480	e	Renasant Corp	370,781
4,212		Republic Bancorp, Inc (Class A)	100,161
13,106	*	Republic First Bancorp, Inc	47,182
11,689		S&T Bancorp, Inc	314,434
9,942		Sandy Spring Bancorp, Inc	259,088
7,351	*	Seacoast Banking Corp of Florida	102,620
5,350		ServisFirst Bancshares, Inc	186,501
5,108		Sierra Bancorp	83,669
22,268	*	Signature Bank	2,985,916
6,570		Simmons First National Corp (Class A)	287,437
11,640		South State Corp	788,261
9,423	e	Southside Bancshares, Inc	257,428
7,722		Southwest Bancorp, Inc	133,050
2,184	*	Square Financial, Inc	56,478
11,877		State Bank & Trust Co	237,659
40,695		Sterling Bancorp/DE	528,221
5,933		Stock Yards Bancorp, Inc	206,468
3,414		Stonegate Bank	97,777
5,417	*,e	Stonegate Mortgage Corp	58,179
4,609		Suffolk Bancorp	110,432
3,512	*	Sun Bancorp, Inc	66,482
210,798		SunTrust Banks, Inc	8,748,117
74,408		Susquehanna Bancshares, Inc	1,000,043
20,412	*	SVB Financial Group	2,709,897
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

68,491		Synovus Financial Corp	$1,894,461
17,340		Talmer Bancorp Inc	266,689
64,421		TCF Financial Corp	1,008,833
3,666		Territorial Bancorp, Inc	84,685
21,468	*	Texas Capital Bancshares, Inc	1,130,505
36,746		TFS Financial Corp	537,227
12,064	*	The Bancorp, Inc	117,503
5,756		Tompkins Trustco, Inc	300,175
17,601	e	TowneBank	291,297
9,011		Trico Bancshares	210,137
8,498	*	Tristate Capital Holdings, Inc	106,225
37,033		Trustco Bank Corp NY	247,010
36,220		Trustmark Corp	862,036
15,425		UMB Financial Corp	768,011
80,068		Umpqua Holdings Corp	1,361,957
18,425		Union Bankshares Corp	400,928
27,752	e	United Bankshares, Inc	1,042,920
20,030		United Community Banks, Inc	372,758
19,365		United Community Financial Corp	104,377
19,970		United Financial Bancorp, Inc (New)	254,617
6,493		Univest Corp of Pennsylvania	126,678
734,354		US Bancorp	31,481,756
111,029	e	Valley National Bancorp	1,047,003
7,203	*	Walker & Dunlop, Inc	137,865
40,232		Washington Federal, Inc	869,011
5,936		Washington Trust Bancorp, Inc	219,751
13,586		Waterstone Financial, Inc	173,086
36,708		Webster Financial Corp	1,315,248
2,027,818		Wells Fargo & Co	111,732,772
12,811		WesBanco, Inc	403,675
6,091		West Bancorporation, Inc	115,485
18,436	e	Westamerica Bancorporation	802,888
33,915	*	Western Alliance Bancorp	1,048,652
27,707		Wilshire Bancorp, Inc	292,309
18,363		Wintrust Financial Corp	895,013
4,275		WSFS Financial Corp	304,252
7,746	*	Yadkin Financial Corp	152,441
90,889		Zions Bancorporation	2,575,340
		TOTAL BANKS	577,876,988

CAPITAL GOODS - 7.7%
276,738		3M Co	43,279,056
30,970		A.O. Smith Corp	1,978,983
28,290		Aaon, Inc	678,111
14,774		AAR Corp	446,766
18,679	*	Accuride Corp	76,210
28,226		Actuant Corp (Class A)	672,343
17,348		Acuity Brands, Inc	2,896,249
4,218		Advanced Drainage Systems, Inc	118,104
66,619	*	Aecom Technology Corp	2,102,496
15,083	*	Aegion Corp	277,829
23,952	*	Aerojet Rocketdyne Holdings, Inc	470,896
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,674	*	Aerovironment, Inc	$196,454
38,949	e	AGCO Corp	2,006,263
41,807		Air Lease Corp	1,615,004
25,644		Aircastle Ltd	614,943
3,979		Alamo Group, Inc	245,823
12,060		Albany International Corp (Class A)	472,752
37,976		Allegion plc	2,322,232
53,691		Allison Transmission Holdings, Inc	1,647,240
10,776		Altra Holdings, Inc	284,163
7,666	*	Ameresco, Inc	51,516
3,814	e	American Railcar Industries, Inc	202,295
3,837		American Science & Engineering, Inc	143,581
4,635	*	American Woodmark Corp	234,994
96,533		Ametek, Inc	5,060,260
16,241		Apogee Enterprises, Inc	854,601
16,844		Applied Industrial Technologies, Inc	703,574
2,734	*,e	ARC Group Worldwide, Inc	19,001
4,920		Argan, Inc	158,965
18,894	*	Armstrong World Industries, Inc	1,034,258
44,191	*	ArvinMeritor, Inc	579,786
9,345		Astec Industries, Inc	393,238
7,720	*	Astronics Corp	519,633
9,722		AZZ, Inc	451,004
43,964		Babcock & Wilcox Co	1,420,916
19,950		Barnes Group, Inc	799,995
45,634		BE Aerospace, Inc	2,728,457
19,308	*	Beacon Roofing Supply, Inc	573,834
19,690	*	Blount International, Inc	261,089
311,515		Boeing Co	44,652,560
17,803		Briggs & Stratton Corp	348,049
18,279	*	Builders FirstSource, Inc	233,240
6,887	*	CAI International, Inc	164,048
154,005	*,e	Capstone Turbine Corp	96,746
25,615		Carlisle Cos, Inc	2,471,847
269,736		Caterpillar, Inc	23,434,664
12,653	*	Chart Industries, Inc	513,079
44,894	e	Chicago Bridge & Iron Co NV	2,139,199
6,858		CIRCOR International, Inc	374,721
21,011		Clarcor, Inc	1,365,715
50,401	*,e	Colfax Corp	2,499,386
7,576		Columbus McKinnon Corp	192,127
19,700		Comfort Systems USA, Inc	407,593
11,607	*	Commercial Vehicle Group, Inc	66,856
11,802	*	Continental Building Products Inc	259,762
18,711		Crane Co	1,143,429
8,646		Cubic Corp	428,669
76,891		Cummins, Inc	10,630,950
19,643		Curtiss-Wright Corp	1,435,118
254,763		Danaher Corp	20,859,994
138,511		Deere & Co	12,538,016
29,960	*	DigitalGlobe, Inc	963,813
64,568		Donaldson Co, Inc	2,412,906
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,957		Douglas Dynamics, Inc	$368,815
66,262		Dover Corp	5,017,359
4,457	*	Ducommun, Inc	135,493
5,115	*	DXP Enterprises, Inc	230,431
14,017	*	Dycom Industries, Inc	644,502
6,057		Dynamic Materials Corp	81,103
195,811		Eaton Corp	13,458,090
26,817		EMCOR Group, Inc	1,196,843
293,463		Emerson Electric Co	17,264,428
8,337		Encore Wire Corp	375,248
17,096	*,e	Energy Recovery, Inc	50,775
18,470		EnerSys	1,254,113
6,890		Engility Holdings, Inc	192,024
7,225	*,e	Enphase Energy, Inc	90,818
12,367		EnPro Industries, Inc	791,612
2,200	*,e	Erickson Air-Crane, Inc	7,810
10,586		ESCO Technologies, Inc	388,506
12,425	*	Esterline Technologies Corp	1,382,778
83,109		Exelis, Inc	2,037,833
123,316	e	Fastenal Co	5,255,728
23,562		Federal Signal Corp	370,395
55,718		Flowserve Corp	3,261,175
63,306		Fluor Corp	3,807,223
69,805		Fortune Brands Home & Security, Inc	3,113,303
19,035		Franklin Electric Co, Inc	688,306
6,771		Freightcar America, Inc	176,655
105,235	*,e	FuelCell Energy, Inc	129,439
16,219	*	Furmanite Corp	118,399
18,353		GATX Corp	998,403
26,763	e	Generac Holdings, Inc	1,115,749
22,518		General Cable Corp	367,269
128,047		General Dynamics Corp	17,583,414
4,257,159		General Electric Co	115,283,865
3,009	*,e	General Finance Corp	23,350
13,826	*	Gibraltar Industries, Inc	228,959
7,887		Global Brass & Copper Holdings, Inc	120,198
6,758		Global Power Equipment Group, Inc	82,110
9,996		Gorman-Rupp Co	270,992
24,145		Graco, Inc	1,729,265
55,840	*	GrafTech International Ltd	270,266
4,428		Graham Corp	103,615
15,221		Granite Construction, Inc	528,321
23,276	*	Great Lakes Dredge & Dock Corp	135,001
11,454	e	Greenbrier Cos, Inc	660,781
17,223		Griffon Corp	289,519
12,157		H&E Equipment Services, Inc	300,521
32,060		Harsco Corp	515,525
44,955	*	HD Supply Holdings, Inc	1,483,515
26,414		Heico Corp	1,474,958
40,313		Hexcel Corp	2,021,697
25,350		Hillenbrand, Inc	745,036
326,184		Honeywell International, Inc	32,918,489
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,143		Houston Wire & Cable Co	$67,430
24,152		Hubbell, Inc (Class B)	2,628,462
19,852		Huntington Ingalls	2,612,325
2,730		Hurco Cos, Inc	88,343
4,045		Hyster-Yale Materials Handling, Inc	296,660
32,033		IDEX Corp	2,402,795
20,932	*	II-VI, Inc	372,380
132,406		Illinois Tool Works, Inc	12,390,553
108,619		Ingersoll-Rand plc	7,151,475
7,047		Insteel Industries, Inc	142,772
50,668		ITT Corp	2,008,986
52,136	*	Jacobs Engineering Group, Inc	2,234,549
11,643		John Bean Technologies Corp	449,303
40,850		Joy Global, Inc	1,741,844
4,553		Kadant, Inc	232,021
10,788		Kaman Corp	449,967
57,613		KBR, Inc	1,006,499
30,835		Kennametal, Inc	1,091,867
14,738	*,e	KEYW Holding Corp	142,222
21,521	*	KLX, Inc	901,945
18,068	*	Kratos Defense & Security Solutions, Inc	98,832
39,234		L-3 Communications Holdings, Inc	4,508,379
8,028	*,e	Layne Christensen Co	53,948
4,086		LB Foster Co (Class A)	174,595
20,258		Lennox International, Inc	2,146,538
32,107		Lincoln Electric Holdings, Inc	2,146,674
5,108	e	Lindsay Manufacturing Co	404,503
4,505	*	LMI Aerospace, Inc	50,861
113,171		Lockheed Martin Corp	21,117,709
8,117		LSI Industries, Inc	72,728
7,012	*	Lydall, Inc	188,202
4,394	*,e	Manitex International, Inc	43,545
55,014		Manitowoc Co, Inc	1,085,426
142,037		Masco Corp	3,762,560
15,013	*	Masonite International Corp	993,861
27,378	*	Mastec, Inc	491,161
25,153	*	Middleby Corp	2,549,005
5,071		Miller Industries, Inc	113,489
17,441	*	Moog, Inc (Class A)	1,218,777
45,192	*	MRC Global, Inc	659,803
19,094		MSC Industrial Direct Co (Class A)	1,356,820
22,475		Mueller Industries, Inc	787,524
75,066		Mueller Water Products, Inc (Class A)	702,618
8,496	*	MYR Group, Inc	249,103
1,821	e	National Presto Industries, Inc	113,958
21,878	*,e	Navistar International Corp	655,465
16,004	*	NCI Building Systems, Inc	247,742
9,468		NN, Inc	238,215
5,130	*	Norcraft Cos, Inc	132,457
25,670		Nordson Corp	2,044,615
3,666	*	Nortek, Inc	310,217
84,374		Northrop Grumman Corp	12,996,971
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,916	*	Northwest Pipe Co	$94,924
44,610	*,e	NOW, Inc	1,066,179
1,327		Omega Flex, Inc	39,531
30,794		Orbital ATK, Inc	2,252,889
11,009	*	Orion Marine Group, Inc	92,696
34,026		Oshkosh Truck Corp	1,831,960
46,798		Owens Corning, Inc	1,809,211
141,231		Paccar, Inc	9,229,446
43,677		Pall Corp	4,250,646
59,325		Parker Hannifin Corp	7,081,032
3,044	*	Patrick Industries, Inc	182,823
80,584		Pentair plc	5,008,296
20,728	*	Perini Corp	439,434
19,110	*	Pgt, Inc	216,325
79,073	*,e	Plug Power, Inc	200,845
10,543	*	Ply Gem Holdings, Inc	143,174
27,291	*	Polypore International, Inc	1,598,161
5,338		Powell Industries, Inc	177,168
1,741	*,e	Power Solutions International, Inc	111,076
24,701	*	PowerSecure International, Inc	323,830
60,638		Precision Castparts Corp	12,533,268
1,112		Preformed Line Products Co	46,648
14,897		Primoris Services Corp	286,469
16,167	*,e	Proto Labs, Inc	1,131,690
13,625		Quanex Building Products Corp	262,963
85,925	*	Quanta Services, Inc	2,484,092
14,555		Raven Industries, Inc	290,227
136,786		Raytheon Co	14,225,744
11,826		RBC Bearings, Inc	863,180
17,932		Regal-Beloit Corp	1,402,282
28,397	*,e	Revolution Lighting Technologies, Inc	33,224
29,102	*	Rexnord Corp	770,912
54,850		Rockwell Automation, Inc	6,505,210
58,019		Rockwell Collins, Inc	5,646,989
40,491		Roper Industries, Inc	6,809,371
15,653	*	Rush Enterprises, Inc (Class A)	409,169
982		SIFCO Industries, Inc	14,308
16,416		Simpson Manufacturing Co, Inc	538,116
23,767		Snap-On, Inc	3,554,355
19,823	*,e	SolarCity Corp	1,190,371
5,902	*	Sparton Corp	152,095
60,096	*	Spirit Aerosystems Holdings, Inc (Class A)	3,058,285
17,452		SPX Corp	1,343,804
7,838		Standex International Corp	633,859
66,090		Stanley Works	6,523,083
7,275	*	Sterling Construction Co, Inc	31,937
5,645	*	Stock Building Supply Holdings, Inc	103,699
10,632		Sun Hydraulics Corp	413,691
15,546		TAL International Group, Inc	599,143
21,254	*,e	Taser International, Inc	641,658
15,081	*	Teledyne Technologies, Inc	1,583,053
8,345		Tennant Co	536,500
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,989		Terex Corp	$1,235,398
8,149		Textainer Group Holdings Ltd	246,915
110,798		Textron, Inc	4,872,896
5,099	*,e	The ExOne Company	69,907
16,966	*	Thermon Group Holdings	394,799
32,498		Timken Co	1,276,846
18,588	e	Titan International, Inc	193,129
6,762	*,e	Titan Machinery, Inc	99,063
23,635		Toro Co	1,584,490
23,627		TransDigm Group, Inc	5,011,996
15,941	*	Trex Co, Inc	747,952
18,016	*	Trimas Corp	507,511
68,527		Trinity Industries, Inc	1,856,396
24,190		Triumph Group, Inc	1,433,016
3,684		Twin Disc, Inc	66,275
41,131	*	United Rentals, Inc	3,972,432
382,604		United Technologies Corp	43,521,205
7,981		Universal Forest Products, Inc	441,509
37,173	*,e	USG Corp	986,571
11,154	e	Valmont Industries, Inc	1,405,627
4,334	*	Vectrus, Inc	110,777
3,293	*	Veritiv Corp	130,864
6,360	*	Vicor Corp	96,990
26,682		W.W. Grainger, Inc	6,628,609
30,017	*	Wabash National Corp	420,838
22,514	*	WABCO Holdings, Inc	2,801,867
10,538		Watsco, Inc	1,267,616
11,307		Watts Water Technologies, Inc (Class A)	616,797
17,226	*,e	WESCO International, Inc	1,242,684
39,789		Westinghouse Air Brake Technologies Corp	3,742,155
26,362		Woodward Governor Co	1,240,332
4,252	*	Xerium Technologies, Inc	75,601
91,462		Xylem, Inc	3,385,923
		TOTAL CAPITAL GOODS	751,948,149

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	726,413
20,178	e	Acacia Research (Acacia Technologies)	222,362
45,827	*	ACCO Brands Corp	360,658
8,969		Administaff, Inc	431,947
76,910	e	ADT Corp	2,891,816
14,523	*	Advisory Board Co	753,598
8,552		American Ecology Corp	401,174
17,200	*	ARC Document Solutions, Inc	146,888
2,966		Barrett Business Services, Inc	131,898
19,063		Brady Corp (Class A)	507,648
20,984		Brink’s Co	555,446
14,744	*	Casella Waste Systems, Inc (Class A)	80,797
14,475	*,e	CBIZ, Inc	130,854
5,378		CDI Corp	73,356
9,740	e	Ceco Environmental Corp	114,835
33,571	*,e	Cenveo, Inc	66,471
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,366		Cintas Corp	$3,866,862
40,609		Civeo Corp	189,644
24,625	*	Clean Harbors, Inc	1,360,531
48,705	*	Copart, Inc	1,732,437
13,462		Corporate Executive Board Co	1,128,519
61,224		Corrections Corp of America	2,252,431
44,777		Covanta Holding Corp	908,525
4,164	*	CRA International, Inc	121,589
19,870		Deluxe Corp	1,286,582
16,827		Dun & Bradstreet Corp	2,148,303
10,065		Ennis, Inc	154,800
49,652		Equifax, Inc	4,812,768
5,153		Exponent, Inc	456,607
4,553	*	Franklin Covey Co	84,868
16,226	*	FTI Consulting, Inc	667,051
7,814		G & K Services, Inc (Class A)	551,668
5,783	*	GP Strategies Corp	188,468
28,782		Healthcare Services Group	871,231
7,483		Heidrick & Struggles International, Inc	180,041
3,404	*	Heritage-Crystal Clean, Inc	39,895
25,719		Herman Miller, Inc	704,958
20,425		HNI Corp	952,622
9,425	*	Huron Consulting Group, Inc	571,344
7,835	*	ICF International, Inc	301,648
50,177	*	ICO Global Communications Holdings Ltd	54,693
28,986	*	IHS, Inc (Class A)	3,636,873
14,361	*	Innerworkings, Inc	90,905
25,594		Interface, Inc	556,158
55,363		KAR Auction Services, Inc	2,060,057
10,763		Kelly Services, Inc (Class A)	176,728
10,767		Kforce, Inc	244,842
13,713		Kimball International, Inc (Class B)	138,776
18,644		Knoll, Inc	424,524
23,490		Korn/Ferry International	740,640
32,432		Manpower, Inc	2,767,423
11,535		Matthews International Corp (Class A)	559,794
10,372		McGrath RentCorp	343,417
6,545	*	Mistras Group, Inc	117,548
18,581		Mobile Mini, Inc	716,112
11,856		MSA Safety, Inc	542,293
5,048		Multi-Color Corp	316,913
19,412	*	Navigant Consulting, Inc	280,698
120,011		Nielsen Holdings NV	5,393,294
3,010		NL Industries, Inc	22,184
22,397	*	On Assignment, Inc	753,659
3,209	*,e	Paylocity Holding Corp	90,333
11,609	*	Performant Financial Corp	34,479
91,844		Pitney Bowes, Inc	2,054,550
9,506		Quad	204,759
4,529	*,e	Quest Resource Holding Corp	5,480
81,273		R.R. Donnelley & Sons Co	1,513,303
105,577		Republic Services, Inc	4,289,594
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,702		Resources Connection, Inc	$247,464
58,784		Robert Half International, Inc	3,259,573
55,875		Rollins, Inc	1,385,700
20,697	*	RPX Corp	322,045
5,881	*	SP Plus Corp	133,852
32,910		Steelcase, Inc (Class A)	578,229
39,306	*	Stericycle, Inc	5,244,600
7,886	*	Team, Inc	308,185
25,530		Tetra Tech, Inc	692,118
25,789		Towers Watson & Co	3,272,753
20,119	*	TriNet Group, Inc	704,567
16,456	*	TrueBlue, Inc	473,604
187,375		Tyco International plc	7,378,827
5,936		Unifirst Corp	672,133
15,568		United Stationers, Inc	632,216
77,131	*	Verisk Analytics, Inc	5,787,910
8,044		Viad Corp	213,729
1,597		VSE Corp	113,611
15,815	*	WageWorks, Inc	797,076
49,376		Waste Connections, Inc	2,340,916
205,864		Waste Management, Inc	10,196,444
21,258		West Corp	657,935
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	106,673,069

CONSUMER DURABLES & APPAREL - 1.6%
5,230		Arctic Cat, Inc	185,613
14,583	*	Beazer Homes USA, Inc	255,348
9,316	*	Black Diamond, Inc	83,937
37,422		Brunswick Corp	1,872,597
78,125		Callaway Golf Co	756,250
22,250		Carter’s, Inc	2,221,885
3,477	*	Cavco Industries, Inc	227,987
115,804		Coach, Inc	4,424,871
14,257		Columbia Sportswear Co	893,914
38,595	*	CROCS, Inc	509,454
3,648		CSS Industries, Inc	103,384
3,421		Culp, Inc	88,433
14,574	*	Deckers Outdoor Corp	1,078,476
8,740	*,e	Dixie Group, Inc	85,914
138,576		DR Horton, Inc	3,519,830
2,210		Escalade, Inc	39,758
10,103	e	Ethan Allen Interiors, Inc	244,695
1,619		Flexsteel Industries, Inc	58,300
18,580	*	Fossil Group, Inc	1,560,348
54,026	*,e	Garmin Ltd	2,441,435
8,051	*	G-III Apparel Group Ltd	895,110
7,757	*,e	GoPro, Inc	388,471
168,760		Hanesbrands, Inc	5,245,061
28,270		Harman International Industries, Inc	3,685,843
47,153	e	Hasbro, Inc	3,337,961
15,619	*	Helen of Troy Ltd	1,368,381
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	184,963
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,068	*	Iconix Brand Group, Inc	$527,989
3,619	*	Installed Building Products Inc	75,311
12,744	*,e	iRobot Corp	413,160
6,899	*,e	Jakks Pacific, Inc	46,016
78,016	*	Jarden Corp	3,992,859
1,650		Johnson Outdoors, Inc	51,975
51,100	*	Kate Spade & Co	1,670,970
35,932	e	KB Home	520,655
22,054		La-Z-Boy, Inc	578,035
26,386	*,e	Leapfrog Enterprises, Inc	59,632
56,812		Leggett & Platt, Inc	2,412,806
73,885	e	Lennar Corp (Class A)	3,383,933
5,530	*,e	LGI Homes, Inc	91,079
11,112		Libbey, Inc	437,257
3,046		Lifetime Brands, Inc	44,319
9,586	*	M/I Homes, Inc	216,260
4,990	*	Malibu Boats Inc	105,638
3,595		Marine Products Corp	25,524
162,941		Mattel, Inc	4,588,419
16,143	e	MDC Holdings, Inc	433,278
15,476	*	Meritage Homes Corp	661,909
85,009	*	Michael Kors Holdings Ltd	5,258,657
24,783	*	Mohawk Industries, Inc	4,299,851
6,272		Movado Group, Inc	183,644
1,709		Nacco Industries, Inc (Class A)	83,707
12,058	*	Nautilus, Inc	202,695
3,416	*	New Home Co Inc	50,693
110,079		Newell Rubbermaid, Inc	4,197,312
296,772		Nike, Inc (Class B)	29,332,944
1,763	*	NVR, Inc	2,338,602
5,764		Oxford Industries, Inc	457,950
5,118	*	Perry Ellis International, Inc	122,423
32,767		Phillips-Van Heusen Corp	3,386,469
26,239		Polaris Industries, Inc	3,593,693
17,908		Pool Corp	1,162,050
151,015		Pulte Homes, Inc	2,914,590
67,804	*,e	Quiksilver, Inc	112,555
24,534		Ralph Lauren Corp	3,273,081
18,616		Ryland Group, Inc	767,352
10,117	*,e	Sequential Brands Group, Inc	125,451
16,565	*	Skechers U.S.A., Inc (Class A)	1,489,525
10,162	*	Skullcandy, Inc	109,851
22,075	*,e	Smith & Wesson Holding Corp	328,145
66,176	*	Standard-Pacific Corp	536,026
23,069	*	Steven Madden Ltd	900,152
7,676	e	Sturm Ruger & Co, Inc	420,722
15,358	*	Taylor Morrison Home Corp	284,430
24,666	*	Tempur-Pedic International, Inc	1,502,406
74,047	*	Toll Brothers, Inc	2,631,630
65,017	*	TRI Pointe Homes, Inc	928,443
20,015	*	Tumi Holdings, Inc	468,151
23,265	e	Tupperware Corp	1,555,498
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,656	*,e	Turtle Beach Corp	$5,843
4,000	*	UCP, Inc (Class A)	34,640
74,579	*	Under Armour, Inc (Class A)	5,783,601
8,535	*	Unifi, Inc	301,200
6,130	*	Universal Electronics, Inc	330,652
13,234	*	Vera Bradley, Inc	188,452
144,939		VF Corp	10,497,932
4,400	*	Vince Holding Corp	81,092
26,202	*	Vista Outdoor, Inc	1,146,600
4,466	*	WCI Communities, Inc	103,835
2,514		Weyco Group, Inc	71,649
32,771		Whirlpool Corp	5,754,588
9,873	*	William Lyon Homes, Inc	213,750
40,429		Wolverine World Wide, Inc	1,242,383
		TOTAL CONSUMER DURABLES & APPAREL	154,870,158

CONSUMER SERVICES - 2.1%
4,093	*	2U, Inc	108,915
6,940	*	American Public Education, Inc	193,557
39,587	*	Apollo Group, Inc (Class A)	664,468
16,000		ARAMARK Holdings Corp	491,680
5,410	*	Ascent Media Corp (Series A)	216,616
51,229	*	Belmond Ltd.	631,141
10,874	*	BJ’s Restaurants, Inc	508,903
29,563		Bloomin’ Brands, Inc	669,898
9,783		Bob Evans Farms, Inc	420,865
32,562	*	Boyd Gaming Corp	429,818
7,860	*	Bravo Brio Restaurant Group, Inc	115,778
6,509	*	Bridgepoint Education, Inc	57,084
12,149	*	Bright Horizons Family Solutions	610,852
27,782		Brinker International, Inc	1,538,289
7,819	*	Buffalo Wild Wings, Inc	1,245,567
17,857	*	Caesars Acquisition Co	112,142
29,598	*,e	Caesars Entertainment Corp	280,885
4,576		Capella Education Co	247,241
25,023	*	Career Education Corp	105,097
177,669		Carnival Corp	7,812,106
6,526		Carriage Services, Inc	154,275
12,543	*	Carrols Restaurant Group, Inc	113,389
19,861		Cheesecake Factory	995,632
28,796	*,e	Chegg, Inc	213,954
13,741	*	Chipotle Mexican Grill, Inc (Class A)	8,537,833
13,880		Choice Hotels International, Inc	830,996
6,490		Churchill Downs, Inc	773,413
6,557	*,e	Chuy’s Holdings, Inc	148,319
8,860		ClubCorp Holdings, Inc	193,945
2,954		Collectors Universe	68,031
9,370	e	Cracker Barrel Old Country Store, Inc	1,241,338
55,073		Darden Restaurants, Inc	3,512,005
1,744	*	Dave & Buster’s Entertainment, Inc	54,971
8,591	*	Del Frisco’s Restaurant Group, Inc	173,280
42,793	*	Denny’s Corp	445,475
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,963		DeVry, Inc	$785,121
14,105	*	Diamond Resorts International, Inc	451,501
6,308		DineEquity, Inc	608,280
23,246		Domino’s Pizza, Inc	2,507,081
40,819	e	Dunkin Brands Group, Inc	2,127,078
3,287	*,e	El Pollo Loco Holdings, Inc	86,054
6,588	*,e	Empire Resorts, Inc	35,707
1,724	*,e	Famous Dave’s of America, Inc	48,617
10,752	*	Fiesta Restaurant Group, Inc	543,514
1,608		Graham Holdings Co	1,644,871
18,644	*	Grand Canyon Education, Inc	844,200
118,449		H&R Block, Inc	3,581,898
58,998	*	Hilton Worldwide Holdings, Inc	1,708,582
52,514	*	Houghton Mifflin Harcourt Co	1,200,470
18,694	*	Hyatt Hotels Corp	1,085,187
2,975	*,e	Ignite Restaurant Group, Inc	10,472
11,010		International Speedway Corp (Class A)	400,324
14,936		Interval Leisure Group, Inc	370,263
19,144	*	Intrawest Resorts Holdings Inc	192,971
9,057	*	Isle of Capri Casinos, Inc	128,790
15,909		Jack in the Box, Inc	1,380,424
6,376	*,e	Jamba, Inc	100,486
15,763	*	K12, Inc	254,888
25,885	*	Krispy Kreme Doughnuts, Inc	460,753
17,755	*	La Quinta Holdings, Inc	427,540
156,288		Las Vegas Sands Corp	8,264,509
1,654		Liberty Tax, Inc	45,816
16,324	*	Life Time Fitness, Inc	1,167,166
37,153	*	LifeLock, Inc	542,805
8,153		Marcus Corp	157,924
88,799		Marriott International, Inc (Class A)	7,108,360
11,656		Marriott Vacations Worldwide Corp	958,240
421,177		McDonald’s Corp	40,664,639
156,035	*	MGM Mirage	3,300,140
4,064	*	Monarch Casino & Resort, Inc	74,371
11,090	*	Morgans Hotel Group Co	75,966
1,269		Nathan’s Famous, Inc	52,207
4,250	*,e	Noodles & Co	85,085
41,467	*	Norwegian Cruise Line Holdings Ltd	2,011,564
10,958	*,e	Panera Bread Co (Class A)	1,999,616
12,134		Papa John’s International, Inc	744,664
1,899	*	Papa Murphy’s Holdings, Inc	32,340
31,601	*	Penn National Gaming, Inc	508,144
27,833	*	Pinnacle Entertainment, Inc	1,023,141
13,000	*	Popeyes Louisiana Kitchen, Inc	723,840
6,084	*,e	Potbelly Corp	91,321
6,436	*	Red Robin Gourmet Burgers, Inc	483,279
17,984	*	Regis Corp	297,096
90,150		Restaurant Brands International, Inc	3,676,317
67,679		Royal Caribbean Cruises Ltd	4,606,233
23,208	*	Ruby Tuesday, Inc	168,954
14,638		Ruth’s Chris Steak House, Inc	212,983
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,870	*,e	Scientific Games Corp (Class A)	$277,093
30,915		SeaWorld Entertainment, Inc	655,398
84,904		Service Corp International	2,350,143
21,590	*	ServiceMaster Global Holdings, Inc	746,150
2,178	*,e	Shake Shack, Inc	149,737
29,843		Six Flags Entertainment Corp	1,403,218
21,460		Sonic Corp	614,829
24,308	e	Sotheby’s (Class A)	1,038,195
3,564		Speedway Motorsports, Inc	81,616
625,804		Starbucks Corp	31,027,362
74,332		Starwood Hotels & Resorts Worldwide, Inc	6,388,835
648	*	Steak N Shake Co	236,850
5,765	*	Steiner Leisure Ltd	278,104
4,283	*	Strayer Education, Inc	217,234
28,365		Texas Roadhouse, Inc (Class A)	953,064
10,044		Universal Technical Institute, Inc	84,872
14,713		Vail Resorts, Inc	1,459,677
14,058	*,e	Weight Watchers International, Inc	120,196
109,382		Wendy’s	1,106,946
51,316		Wyndham Worldwide Corp	4,382,386
33,029		Wynn Resorts Ltd	3,668,531
181,157		Yum! Brands, Inc	15,572,256
2,397	*,e	Zoe’s Kitchen, Inc	73,420
		TOTAL CONSUMER SERVICES	206,865,662

DIVERSIFIED FINANCIALS - 3.9%
23,447	*	Affiliated Managers Group, Inc	5,302,070
107,509	*	Ally Financial, Inc	2,353,372
388,106		American Express Co	30,058,810
77,350		Ameriprise Financial, Inc	9,690,408
15,413		Artisan Partners Asset Management, Inc	690,348
312	*	Ashford, Inc	31,122
481,340		Bank of New York Mellon Corp	20,379,936
69,107		BGC Partners, Inc (Class A)	693,489
54,671		BlackRock, Inc	19,896,964
6,593		Calamos Asset Management, Inc (Class A)	81,555
241,223		Capital One Financial Corp	19,502,880
11,259		Cash America International, Inc	291,833
44,675		CBOE Holdings, Inc	2,513,862
468,111		Charles Schwab Corp	14,277,385
1,901	e	CIFC Corp	14,257
138,477		CME Group, Inc	12,588,944
10,482	e	Cohen & Steers, Inc	396,849
7,999	*	Consumer Portfolio Services, Inc	51,114
46,375	*	Cowen Group, Inc	259,236
2,836	*	Credit Acceptance Corp	669,863
1,157		Diamond Hill Investment Group, Inc	210,805
192,852		Discover Financial Services	11,179,630
114,917	*	E*Trade Financial Corp	3,308,460
49,178		Eaton Vance Corp	2,020,232
10,156	*,e	Encore Capital Group, Inc	410,709
10,301	*	Enova International, Inc	190,672
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,692		Evercore Partners, Inc (Class A)	$660,502
20,397	*,e	Ezcorp, Inc (Class A)	187,652
3,862	*	FBR & Co	82,879
44,178		Federated Investors, Inc (Class B)	1,519,723
20,516	e	Financial Engines, Inc	865,160
11,533	*	First Cash Financial Services, Inc	557,505
36,692	*	FNFV Group	548,545
167,638		Franklin Resources, Inc	8,643,415
9,623		Gain Capital Holdings, Inc	95,075
2,529		GAMCO Investors, Inc (Class A)	195,517
191,501		Goldman Sachs Group, Inc	37,614,626
12,168	*	Green Dot Corp	195,905
18,031		Greenhill & Co, Inc	713,126
13,088		HFF, Inc (Class A)	512,919
21,905		Interactive Brokers Group, Inc (Class A)	743,675
50,262		IntercontinentalExchange Group, Inc	11,285,327
6,188	*	INTL FCStone, Inc	198,635
176,958		Invesco Ltd	7,329,600
14,488	*	Investment Technology Group, Inc	412,763
78,500	e	iShares Russell 2000 Index Fund	9,511,060
67,268	e	Janus Capital Group, Inc	1,204,097
4,735	*,e	JG Wentworth Co	47,634
26,962	*	KCG Holdings, Inc	346,192
38,510	*,e	Ladenburg Thalmann Financial Services, Inc	129,779
48,866		Lazard Ltd (Class A)	2,591,364
45,704		Legg Mason, Inc	2,406,316
146,519		Leucadia National Corp	3,482,757
35,525	e	LPL Financial Holdings, Inc	1,437,697
5,874		Manning & Napier, Inc	62,441
19,307		MarketAxess Holdings, Inc	1,657,506
3,292		Marlin Business Services Corp	65,741
119,243		McGraw-Hill Financial, Inc	12,437,045
2,967		Moelis & Co	80,257
75,216		Moody’s Corp	8,087,224
641,887		Morgan Stanley	23,948,804
46,336		MSCI, Inc (Class A)	2,835,300
47,079		NASDAQ OMX Group, Inc	2,289,452
170,901		Navient Corp	3,339,406
8,392		Nelnet, Inc (Class A)	375,710
10,526	*	NewStar Financial, Inc	121,049
4,205		Nicholas Financial, Inc	53,109
105,793		Northern Trust Corp	7,738,758
88,030		NorthStar Asset Management Group, Inc	1,851,271
4,811	*,e	On Deck Capital, Inc	92,612
3,966		Oppenheimer Holdings, Inc	94,748
22,644	*,e	PHH Corp	568,817
9,210	*	Pico Holdings, Inc	165,872
6,514	*	Piper Jaffray Cos	328,631
19,859	*,e	PRA Group, Inc	1,087,777
4,748		Pzena Investment Management, Inc (Class A)	43,682
50,474		Raymond James Financial, Inc	2,853,295
4,505	*	Regional Management Corp	72,756
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,457		Resource America, Inc (Class A)	$46,603
8,217	*	Safeguard Scientifics, Inc	147,824
46,260		Santander Consumer USA Holdings, Inc	1,142,159
59,238		SEI Investments Co	2,704,807
2,020		Silvercrest Asset Management Group, Inc	31,492
207,484		SLM Corp	2,114,262
35,300	e	SPDR S&P MidCap 400 ETF Trust	9,642,195
54,101	e	SPDR Trust Series 1	11,281,141
9,622	*,e	Springleaf Holdings, Inc	481,100
179,989		State Street Corp	13,880,752
26,675	*	Stifel Financial Corp	1,409,507
52,988	*	Synchrony Financial	1,650,576
116,424		T Rowe Price Group, Inc	9,451,300
116,970		TD Ameritrade Holding Corp	4,240,163
2,871		Virtus Investment Partners, Inc	383,623
55,547		Voya Financial, Inc	2,351,860
45,495		Waddell & Reed Financial, Inc (Class A)	2,243,813
16,330	*,e	Walter Investment Management Corp	287,571
2,714		Westwood Holdings Group, Inc	159,013
43,364	e	WisdomTree Investments, Inc	825,651
3,115	*,e	World Acceptance Corp	263,591
		TOTAL DIVERSIFIED FINANCIALS	385,574,516

ENERGY - 7.7%
47,732	*	Abraxas Petroleum Corp	181,382
1,000		Adams Resources & Energy, Inc	46,600
11,811		Alon USA Energy, Inc	190,039
11,848	*,e	Amyris Biotechnologies, Inc	26,776
211,769		Anadarko Petroleum Corp	19,927,463
24,842	*,e	Antero Resources Corp	1,100,749
160,774		Apache Corp	10,996,942
19,347	*,e	Approach Resources, Inc	169,673
10,604	e	Ardmore Shipping Corp	127,566
4,154	*	Aspen Aerogels, Inc	27,167
26,954		Atwood Oceanics, Inc	899,725
184,252		Baker Hughes, Inc	12,613,892
24,364	*	Basic Energy Services, Inc	248,269
22,543	*,e	Bill Barrett Corp	261,499
17,595	*	Bonanza Creek Energy, Inc	484,918
15,099		Bristow Group, Inc	938,101
22,836	*	C&J Energy Services Ltd	398,488
171,639		Cabot Oil & Gas Corp	5,804,831
132,959		California Resources Corp	1,236,519
28,847	*	Callon Petroleum Co	257,892
81,190	*	Cameron International Corp	4,450,836
8,536	e	CARBO Ceramics, Inc	377,547
22,762	*	Carrizo Oil & Gas, Inc	1,268,526
106,895	*	Cheniere Energy, Inc	8,176,399
226,386	e	Chesapeake Energy Corp	3,570,107
804,691		Chevron Corp	89,368,982
35,706		Cimarex Energy Co	4,441,826
3,238	*,e	Clayton Williams Energy, Inc	180,259
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,055	*,e	Clean Energy Fuels Corp	$395,343
26,393	*,e	Cloud Peak Energy, Inc	171,291
153,773	*	Cobalt International Energy, Inc	1,645,371
29,971	e	Comstock Resources, Inc	160,944
49,517	*	Concho Resources, Inc	6,271,823
513,494		ConocoPhillips	34,876,512
94,909		Consol Energy, Inc	3,082,644
7,333	*	Contango Oil & Gas Co	183,838
37,518	*,e	Continental Resources, Inc	1,974,572
10,239	e	CVR Energy, Inc	409,970
23,765		Delek US Holdings, Inc	877,404
156,538	e	Denbury Resources, Inc	1,379,100
171,738	*	Devon Energy Corp	11,714,249
37,030		DHT Holdings, Inc	296,240
27,669	e	Diamond Offshore Drilling, Inc	926,081
18,647	*	Diamondback Energy, Inc	1,539,683
6,830	*	Dorian LPG Ltd	90,566
38,309	*	Dresser-Rand Group, Inc	3,167,005
16,208	*	Dril-Quip, Inc	1,292,102
13,964	*,e	Eclipse Resources Corp	88,392
45,095	*,e	Emerald Oil, Inc	28,861
28,992		Energen Corp	2,063,361
232,933		EOG Resources, Inc	23,048,720
17,451	*,e	EP Energy Corp	257,751
62,744		EQT Corp	5,643,195
14,154	*	Era Group, Inc	313,936
8,771		Evolution Petroleum Corp	60,344
73,911	e	EXCO Resources, Inc	152,257
23,373		Exterran Holdings, Inc	866,437
1,821,000	d	Exxon Mobil Corp	159,100,770
97,397	*	FMC Technologies, Inc	4,295,208
14,323	*,e	FMSA Holdings, Inc	125,899
24,789	*	Forum Energy Technologies, Inc	576,592
39,850		Frank’s International NV	828,880
31,598	*,e	Frontline Ltd	80,891
30,697	*,e	FX Energy, Inc	41,441
18,454	e	GasLog Ltd	411,340
69,707	*	Gastar Exploration, Inc	253,036
5,250	*,e	Geospace Technologies Corp	113,400
4,676	*,e	Glori Energy, Inc	7,762
25,643	e	Golar LNG Ltd	923,020
15,395		Green Plains Renewable Energy, Inc	479,400
12,581	e	Gulfmark Offshore, Inc	188,841
37,053	*	Gulfport Energy Corp	1,813,374
114,674	*,e	Halcon Resources Corp	170,864
4,519		Hallador Petroleum Co	51,923
354,101		Halliburton Co	17,333,244
17,510	*	Harvest Natural Resources, Inc	11,210
44,702	*	Helix Energy Solutions Group, Inc	736,689
39,829	e	Helmerich & Payne, Inc	3,105,467
107,851		Hess Corp	8,293,742
84,081		HollyFrontier Corp	3,260,661
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,139	*,e	Hornbeck Offshore Services, Inc	$368,776
9,110	*,e	Independence Contract Drilling, Inc	69,783
52,583	*	ION Geophysical Corp	119,889
341	*	Isramco, Inc	42,131
14,213	*	Jones Energy, Inc (Class A)	145,825
64,602	*	Key Energy Services, Inc	157,629
572,779		Kinder Morgan, Inc	24,600,858
89,671	*	Kosmos Energy LLC	876,982
51,192	*,e	Laredo Petroleum Holdings, Inc	808,834
131,533	*,e	Magnum Hunter Resources Corp	288,057
280,020		Marathon Oil Corp	8,708,622
100,123		Marathon Petroleum Corp	9,869,124
31,972	*	Matador Resources Co	886,264
10,361	*	Matrix Service Co	227,631
104,046	*,e	McDermott International, Inc	546,241
21,271	*	Memorial Resource Development Corp	429,461
12,913	*,e	Miller Petroleum, Inc	9,363
5,541	*	Mitcham Industries, Inc	27,151
74,316		Murphy Oil Corp	3,538,185
130,228		Nabors Industries Ltd	2,174,808
178,487		National Oilwell Varco, Inc	9,711,478
5,354	*	Natural Gas Services Group, Inc	135,724
39,611		Navios Maritime Acq Corp	150,918
69,666	*	Newfield Exploration Co	2,733,694
39,786	*	Newpark Resources, Inc	408,204
162,423		Noble Energy, Inc	8,238,095
9,719	e	Nordic American Offshore Ltd	91,650
35,382	e	Nordic American Tanker Shipping	432,722
41,720	e	North Atlantic Drilling Ltd	64,249
27,104	*,e	Northern Oil And Gas, Inc	239,599
60,708	*,e	Oasis Petroleum, Inc	1,089,102
329,355		Occidental Petroleum Corp	26,381,335
43,005		Oceaneering International, Inc	2,370,006
19,212	*	Oil States International, Inc	914,299
83,789		Oneok, Inc	4,030,251
13,238	*,e	Pacific Ethanol, Inc	158,326
6,895		Panhandle Oil and Gas, Inc (Class A)	157,206
56,086	*	Parker Drilling Co	210,322
23,692	*	Parsley Energy, Inc	410,819
61,210		Patterson-UTI Energy, Inc	1,368,043
28,291		PBF Energy, Inc	802,899
16,696	*	PDC Energy, Inc	947,331
118,464	e	Peabody Energy Corp	560,335
30,972	*,e	Penn Virginia Corp	206,893
75,031	*	Petroquest Energy, Inc	201,083
5,035	*	PHI, Inc	157,747
237,458		Phillips 66	18,832,794
30,293	*	Pioneer Energy Services Corp	225,683
59,578		Pioneer Natural Resources Co	10,293,887
15,342	*,e	Profire Energy, Inc	25,314
73,724		Questar Market Resources, Inc	1,658,790
69,319		Range Resources Corp	4,405,916
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,755	*	Renewable Energy Group, Inc	$163,524
22,629	*,e	Rex Energy Corp	113,145
4,513	*	Rex Stores Corp	285,312
22,531	*,e	Rice Energy, Inc	554,939
6,371	*,e	RigNet, Inc	238,658
11,927	*	Ring Energy, Inc	144,794
35,398	*	Rosetta Resources, Inc	808,136
59,260		Rowan Cos plc	1,255,719
26,301	e	RPC, Inc	418,449
10,558	*	RSP Permian, Inc	306,393
21,960	*,e	Sanchez Energy Corp	322,592
256,935	*,e	SandRidge Energy, Inc	485,607
550,574		Schlumberger Ltd	52,089,806
75,986		Scorpio Tankers, Inc	709,709
7,758	*	SEACOR Holdings, Inc	563,696
160,769	e	Seadrill Ltd	2,104,466
19,973		SemGroup Corp	1,681,527
18,211	*	Seventy Seven Energy, Inc	92,330
29,283	e	Ship Finance International Ltd	461,500
161,878	*	Southwestern Energy Co	4,537,440
281,915		Spectra Energy Corp	10,501,334
28,476		St. Mary Land & Exploration Co	1,650,754
24,572	*	Stone Energy Corp	419,444
63,455		Superior Energy Services	1,618,103
21,626	*,e	Swift Energy Co	65,311
40,775	*	Synergy Resources Corp	488,485
20,438		Targa Resources Investments, Inc	2,145,377
18,644		Teekay Corp	926,793
24,539	e	Teekay Tankers Ltd (Class A)	154,596
16,145		Tesco Corp	207,625
56,565		Tesoro Corp	4,854,974
35,635	*	Tetra Technologies, Inc	257,285
21,367	e	Tidewater, Inc	591,652
9,385	*,e	TransAtlantic Petroleum Ltd	54,433
36,373	*,e	Triangle Petroleum Corp	217,147
66,399	*,e	Ultra Petroleum Corp	1,130,775
20,367	*	Unit Corp	709,586
23,072	e	US Silica Holdings Inc	861,739
21,644	*	Vaalco Energy, Inc	53,461
227,977		Valero Energy Corp	12,971,891
82,233	*,e	Vantage Drilling Co	32,770
11,267	*,e	Vertex Energy, Inc	24,337
18,970	e	W&T Offshore, Inc	121,977
32,776	*	Warren Resources, Inc	35,398
21,682		Western Refining, Inc	955,092
9,494	*	Westmoreland Coal Co	269,819
72,109	*	Whiting Petroleum Corp	2,733,652
312,099		Williams Cos, Inc	15,976,348
30,959		World Fuel Services Corp	1,718,225
86,488	*	WPX Energy, Inc	1,189,210
		TOTAL ENERGY	754,740,282
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.1%
11,257		Andersons, Inc	$480,561
16,330		Casey’s General Stores, Inc	1,341,999
9,311	*,e	Chefs’ Warehouse Holdings, Inc	169,553
181,791		Costco Wholesale Corp	26,005,203
487,825		CVS Corp	48,436,144
7,774	*	Diplomat Pharmacy, Inc	278,465
12,595	*,e	Fairway Group Holdings Corp	66,879
18,168	*,e	Fresh Market, Inc	638,423
5,387		Ingles Markets, Inc (Class A)	225,500
209,438		Kroger Co	14,432,373
12,815	e	Liberator Medical Holdings, Inc	36,138
5,677	*,e	Natural Grocers by Vitamin C	149,419
8,315	e	Pricesmart, Inc	669,025
406,225	*	Rite Aid Corp	3,131,995
22,524	*,e	Roundy’s, Inc	113,521
5,486	*	Smart & Final Stores, Inc	95,018
17,713		Spartan Stores, Inc	534,401
41,832	*	Sprouts Farmers Market, Inc	1,337,997
79,233	*	Supervalu, Inc	696,458
240,683		Sysco Corp	8,912,491
19,794	*	United Natural Foods, Inc	1,335,303
2,431		Village Super Market (Class A)	77,622
402,444		Walgreens Boots Alliance, Inc	33,374,681
679,735		Wal-Mart Stores, Inc	53,053,317
4,144		Weis Markets, Inc	183,786
149,926		Whole Foods Market, Inc	7,160,466
		TOTAL FOOD & STAPLES RETAILING	202,936,738

FOOD, BEVERAGE & TOBACCO - 4.5%
27,657	*,e	22nd Century Group, Inc	27,934
1,131		Alico, Inc	52,897
847,143		Altria Group, Inc	42,399,507
278,035		Archer Daniels Midland Co	13,590,351
21,735		B&G Foods, Inc (Class A)	660,744
3,908	*,e	Boston Beer Co, Inc (Class A)	968,402
23,969	*	Boulder Brands, Inc	228,664
62,301		Brown-Forman Corp (Class B)	5,621,419
70,430		Bunge Ltd	6,083,039
7,873		Calavo Growers, Inc	398,767
12,806	e	Cal-Maine Foods, Inc	572,556
69,755		Campbell Soup Co	3,118,746
2,067		Coca-Cola Bottling Co Consolidated	233,571
1,681,566		Coca-Cola Co	68,204,317
100,466		Coca-Cola Enterprises, Inc	4,461,695
170,480		ConAgra Foods, Inc	6,162,852
69,509	*	Constellation Brands, Inc (Class A)	8,058,873
3,993	*	Craft Brewers Alliance, Inc	52,508
65,306	*	Darling International, Inc	892,080
36,347		Dean Foods Co	590,639
8,644	*	Diamond Foods, Inc	242,378
80,141		Dr Pepper Snapple Group, Inc	5,976,916
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,496	*	Farmer Bros Co	$87,155
72,150		Flowers Foods, Inc	1,611,831
31,395	e	Fresh Del Monte Produce, Inc	1,159,417
3,247	*,e	Freshpet, Inc	70,395
250,175		General Mills, Inc	13,844,684
41,150	*	Hain Celestial Group, Inc	2,478,876
61,108		Hershey Co	5,617,047
56,129		Hormel Foods Corp	3,050,611
29,916		Ingredion, Inc	2,375,330
5,854	*	Inventure Foods, Inc	57,077
7,842		J&J Snack Foods Corp	818,156
42,184		J.M. Smucker Co	4,889,969
3,701		John B. Sanfilippo & Son, Inc	192,489
103,212		Kellogg Co	6,536,416
59,442		Keurig Green Mountain, Inc	6,917,266
255,000		Kraft Foods Group, Inc	21,611,250
11,600		Lancaster Colony Corp	1,040,056
20,510		Lance, Inc	605,660
10,324	*	Landec Corp	146,704
1,889	*,e	Lifeway Foods, Inc	38,177
4,613	e	Limoneira Co	105,822
150,689		Lorillard, Inc	10,527,134
53,223		McCormick & Co, Inc	4,007,692
81,877		Mead Johnson Nutrition Co	7,853,642
54,469		Molson Coors Brewing Co (Class B)	4,004,016
708,375		Mondelez International, Inc	27,180,349
63,255	*	Monster Beverage Corp	8,672,893
4,631	*	National Beverage Corp	103,503
8,734	*	Omega Protein Corp	111,621
643,527		PepsiCo, Inc	61,212,288
664,742		Philip Morris International, Inc	55,486,015
31,888	e	Pilgrim’s Pride Corp	787,634
21,519		Pinnacle Foods, Inc	872,595
21,459	*,e	Post Holdings, Inc	1,007,285
127,560		Reynolds American, Inc	9,350,148
9,235	e	Sanderson Farms, Inc	693,733
149	*	Seaboard Corp	536,400
7,341	*,e	Synutra International, Inc	53,296
8,007	e	Tootsie Roll Industries, Inc	248,057
16,845	*	TreeHouse Foods, Inc	1,368,825
122,929		Tyson Foods, Inc (Class A)	4,855,696
9,195	e	Universal Corp	432,441
29,446	e	Vector Group Ltd	652,229
71,164	*	WhiteWave Foods Co (Class A)	3,129,081
		TOTAL FOOD, BEVERAGE & TOBACCO	444,999,816

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
2,406	*,e	AAC Holdings, Inc	83,392
8,485	e	Abaxis, Inc	543,040
645,527		Abbott Laboratories	29,965,363
15,929	*	Abiomed, Inc	1,007,031
19,724	*	Acadia Healthcare Co, Inc	1,351,094
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,619	*,e	Accuray, Inc	$248,932
11,368		Aceto Corp	220,312
3,135	*	Addus HomeCare Corp	84,143
2,300	*,e	Adeptus Health, Inc	145,981
149,965		Aetna, Inc	16,026,760
15,861	*,e	Air Methods Corp	724,848
33,174	*	Align Technology, Inc	1,951,958
2,068	*	Alliance HealthCare Services, Inc	43,986
71,047	*	Allscripts Healthcare Solutions, Inc	944,925
3,624	*	Almost Family, Inc	156,847
11,133	*	Amedisys, Inc	309,609
96,692		AmerisourceBergen Corp	11,051,896
18,333	*	AMN Healthcare Services, Inc	418,176
17,061	*	Amsurg Corp	1,070,066
4,677		Analogic Corp	395,206
9,696	*	Angiodynamics, Inc	161,826
5,745	*	Anika Therapeutics, Inc	196,019
47,096	*,e	Antares Pharma, Inc	115,385
120,937		Anthem, Inc	18,253,021
16,427	*,e	athenahealth, Inc	2,014,936
11,078	*	AtriCure, Inc	243,827
618		Atrion Corp	200,757
32,629		Bard (C.R.), Inc	5,435,339
236,410		Baxter International, Inc	16,250,823
87,648		Becton Dickinson & Co	12,346,974
9,673	*,e	Bio-Reference Labs, Inc	320,370
27,103	*,e	BioScrip, Inc	127,384
10,352	*	BioTelemetry, Inc	82,920
578,187	*	Boston Scientific Corp	10,303,292
75,683	*	Brookdale Senior Living, Inc	2,741,995
13,669		Cantel Medical Corp	612,235
11,455	*	Capital Senior Living Corp	299,777
142,933		Cardinal Health, Inc	12,054,969
11,141	*	Cardiovascular Systems, Inc	348,713
5,132	*,e	Castlight Health, Inc	38,644
88,647	*	Catamaran Corp	5,261,199
47,798	*	Centene Corp	2,962,998
132,007	*	Cerner Corp	9,479,423
29,608	*,e	Cerus Corp	131,460
8,370	e	Chemed Corp	964,642
108,926		Cigna Corp	13,576,537
50,157	*	Community Health Systems, Inc	2,692,428
4,462	e	Computer Programs & Systems, Inc	233,496
10,837		Conmed Corp	544,343
21,645		Cooper Cos, Inc	3,854,325
4,880	*	Corvel Corp	174,411
11,894	*	Cross Country Healthcare, Inc	132,023
12,510		CryoLife, Inc	127,602
10,693	*	Cyberonics, Inc	651,311
8,831	*	Cynosure, Inc (Class A)	295,132
70,760	*	DaVita, Inc	5,738,636
57,481		Dentsply International, Inc	2,931,531
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,395	*	Derma Sciences, Inc	$66,320
29,725	*	DexCom, Inc	2,008,518
45,062	*	Edwards Lifesciences Corp	5,707,102
25,511	*,e	Endologix, Inc	396,951
8,148		Ensign Group, Inc	343,112
38,483	*	Envision Healthcare Holdings, Inc	1,460,815
3,811	*	Exactech, Inc	83,270
17,896	*	ExamWorks Group, Inc	732,841
314,553	*	Express Scripts Holding Co	27,177,379
17,289	*	Five Star Quality Care, Inc	73,478
8,440	*	Genesis Health Care, Inc	58,320
19,474	*,e	GenMark Diagnostics, Inc	186,950
34,689	*	Globus Medical, Inc	828,720
9,896	*	Greatbatch, Inc	533,592
20,613	*	Haemonetics Corp	835,445
21,862	*,e	Halyard Health, Inc	1,059,870
17,947	*	Hanger Orthopedic Group, Inc	400,936
143,113	*	HCA Holdings, Inc	10,591,793
31,924	*	Health Net, Inc	1,680,799
4,198	*	HealthEquity, Inc	110,030
35,158		Healthsouth Corp	1,589,845
8,271	*	HealthStream, Inc	239,363
12,854	*	Healthways, Inc	223,660
8,860	*,e	HeartWare International, Inc	670,791
36,553	*	Henry Schein, Inc	5,011,416
22,802		Hill-Rom Holdings, Inc	1,138,732
34,672	*	HMS Holdings Corp	589,771
102,415	*	Hologic, Inc	3,455,482
67,509		Humana, Inc	11,179,490
6,479	*	ICU Medical, Inc	546,633
20,405	*	Idexx Laboratories, Inc	2,558,175
40,416	*	IMS Health Holdings, Inc	1,115,077
2,170	*	Inogen Inc	79,726
8,565	*	Inovalon Holdings, Inc	216,266
22,560	*	Insulet Corp	673,416
13,015	*	Integra LifeSciences Holdings Corp	765,022
14,628	*	Intuitive Surgical, Inc	7,255,195
12,342		Invacare Corp	247,704
32,915	*	Inverness Medical Innovations, Inc	1,562,804
6,956	*	IPC The Hospitalist Co, Inc	340,288
3,439	*	K2M Group Holdings, Inc	72,253
36,267		Kindred Healthcare, Inc	832,328
43,919	*	Laboratory Corp of America Holdings	5,250,956
3,821		Landauer, Inc	123,265
6,575	*	LDR Holding Corp	222,564
5,627	*	LHC Group, Inc	180,402
17,661	*	LifePoint Hospitals, Inc	1,322,456
14,315	*	Magellan Health Services, Inc	906,140
21,844	*	Masimo Corp	737,453
96,680		McKesson Corp	21,598,312
23,789	*	MedAssets, Inc	481,489
21,429	*	Medidata Solutions, Inc	1,144,951
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

610,931		Medtronic plc	$45,483,813
27,937	*	Merge Healthcare, Inc	138,847
17,521		Meridian Bioscience, Inc	310,472
17,287	*	Merit Medical Systems, Inc	335,541
20,066	*	Molina Healthcare, Inc	1,188,509
4,200		National Healthcare Corp	265,860
3,676		National Research Corp	53,008
12,901	*	Natus Medical, Inc	486,497
17,711	*	Neogen Corp	788,848
3,273	*,e	Nevro Corp	147,350
20,656	*	NuVasive, Inc	923,943
24,566	*	NxStage Medical, Inc	450,295
2,948	*,e	Ocular Therapeutix, Inc	64,709
40,916		Omnicare, Inc	3,599,790
14,598	*	Omnicell, Inc	518,667
21,728	*	OraSure Technologies, Inc	136,886
7,325	*	Orthofix International NV	236,671
31,193		Owens & Minor, Inc	1,051,828
5,336	*,e	Oxford Immunotec Global plc	70,809
34,882		Patterson Cos, Inc	1,637,884
40,195	*	Pediatrix Medical Group, Inc	2,845,002
12,030	*	PharMerica Corp	344,780
4,996	*,e	PhotoMedex, Inc	10,292
18,618	*	Premier, Inc	705,622
4,577	*	Providence Service Corp	194,614
36,975		Quality Systems, Inc	576,625
61,330		Quest Diagnostics, Inc	4,380,189
11,443	*	Quidel Corp	266,622
12,387	*	RadNet, Inc	103,803
57,420	e	Resmed, Inc	3,671,435
15,744	*,e	Rockwell Medical Technologies, Inc	152,874
22,692	*	RTI Biologics, Inc	127,075
31,111		Select Medical Holdings Corp	452,665
25,590	*	Sirona Dental Systems, Inc	2,373,473
15,763	*,e	Spectranetics Corp	404,321
114,221		St. Jude Medical, Inc	8,001,181
14,817	*,e	Staar Surgical Co	131,130
23,100	e	STERIS Corp	1,536,150
140,449		Stryker Corp	12,955,016
4,961	*	Surgical Care Affiliates, Inc	187,030
5,430	*	SurModics, Inc	136,945
3,531	*	Symmetry Surgical, Inc	27,295
3,142	*	Tandem Diabetes Care, Inc	41,946
27,841	*	Team Health Holdings, Inc	1,658,488
16,833		Teleflex, Inc	2,069,786
42,487	*	Tenet Healthcare Corp	2,033,428
22,510	*	Thoratec Corp	902,876
13,231	*	Tornier BV	342,286
10,717	*,e	TransEnterix, Inc	40,296
10,733	*	Triple-S Management Corp (Class B)	200,922
2,959	*	TriVascular Technologies, Inc	21,601
40,501	*,e	Unilife Corp	135,678
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

416,654		UnitedHealth Group, Inc	$46,415,256
16,919		Universal American Corp	169,021
35,375		Universal Health Services, Inc (Class B)	4,137,106
4,758		US Physical Therapy, Inc	224,387
1,453		Utah Medical Products, Inc	78,331
48,949	*	Varian Medical Systems, Inc	4,349,119
6,979	*	Vascular Solutions, Inc	223,747
35,160	*	VCA Antech, Inc	1,792,105
30,571	*,e	Veeva Systems, Inc	811,660
2,579	*,e	Veracyte, Inc	23,598
9,105	*	Vocera Communications, Inc	103,706
17,333	*	WellCare Health Plans, Inc	1,342,094
28,762		West Pharmaceutical Services, Inc	1,532,439
39,240	*,e	Wright Medical Group, Inc	995,519
11,805	*,e	Zeltiq Aesthetics, Inc	362,414
68,668		Zimmer Holdings, Inc	7,542,493
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	500,336,602

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
172,010	e	Avon Products, Inc	1,405,322
15,669	*	Central Garden and Pet Co (Class A)	153,556
55,332		Church & Dwight Co, Inc	4,491,298
52,654		Clorox Co	5,586,589
378,352		Colgate-Palmolive Co	25,455,523
24,390		Coty, Inc	583,165
10,401	*,e	Elizabeth Arden, Inc	146,342
24,505		Energizer Holdings, Inc	3,347,873
93,060		Estee Lauder Cos (Class A)	7,564,847
9,176	e	Female Health Co	26,794
31,565	*,e	Herbalife Ltd	1,310,579
30,245	*	HRG Group, Inc	378,970
6,703		Inter Parfums, Inc	202,297
162,154		Kimberly-Clark Corp	17,786,672
5,231	*	Medifast, Inc	156,930
3,786		Nature’s Sunshine Products, Inc	49,256
23,790	e	Nu Skin Enterprises, Inc (Class A)	1,345,325
2,747	*	Nutraceutical International Corp	53,567
1,470		Oil-Dri Corp of America	48,245
3,285		Orchids Paper Products Co	70,595
1,149,953		Procter & Gamble Co	91,432,763
4,568	*	Revlon, Inc (Class A)	178,654
9,038		Spectrum Brands, Inc	826,344
2,534	*,e	USANA Health Sciences, Inc	288,217
7,604		WD-40 Co	615,620
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	163,505,343

INSURANCE - 4.0%
140,053		ACE Ltd	14,984,270
199,636		Aflac, Inc	12,585,053
7,226	*	Alleghany Corp	3,421,656
39,203		Allied World Assurance Co Holdings Ltd	1,612,811
178,145		Allstate Corp	12,409,581
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,834	*	AMBAC Financial Group, Inc	$502,400
33,415		American Equity Investment Life Holding Co	900,534
32,922		American Financial Group, Inc	2,080,670
577,809		American International Group, Inc	32,524,869
2,872		American National Insurance Co	287,372
6,505		Amerisafe, Inc	293,961
13,768	e	Amtrust Financial Services, Inc	818,783
117,734		Aon plc	11,329,543
53,365	*	Arch Capital Group Ltd	3,238,188
11,484		Argo Group International Holdings Ltd	562,601
68,927		Arthur J. Gallagher & Co	3,296,778
25,295		Aspen Insurance Holdings Ltd	1,182,035
32,390		Assurant, Inc	1,990,689
71,608		Assured Guaranty Ltd	1,861,092
4,444	*	Atlas Financial Holdings, Inc	81,992
42,929		Axis Capital Holdings Ltd	2,234,884
3,677		Baldwin & Lyons, Inc (Class B)	83,431
777,165	*	Berkshire Hathaway, Inc (Class B)	109,743,469
65,478		Brown & Brown, Inc	2,092,022
95,833		Chubb Corp	9,425,176
70,482		Cincinnati Financial Corp	3,569,208
25,301	*,e	Citizens, Inc (Class A)	142,698
10,018		CNA Financial Corp	403,725
88,249		Conseco, Inc	1,500,233
11,500		Crawford & Co (Class B)	93,955
3,405		Donegal Group, Inc (Class A)	51,450
1,918		EMC Insurance Group, Inc	66,440
11,158		Employers Holdings, Inc	272,367
17,691		Endurance Specialty Holdings Ltd	1,068,183
3,656	*	Enstar Group Ltd	519,298
11,765		Erie Indemnity Co (Class A)	973,554
18,372		Everest Re Group Ltd	3,286,935
10,416		FBL Financial Group, Inc (Class A)	606,940
4,374		Federated National Holding Co	125,971
7,474		Fidelity & Guaranty Life	167,268
43,516		First American Financial Corp	1,513,922
117,261		FNF Group	4,220,223
225,812	*	Genworth Financial, Inc (Class A)	1,984,887
12,261	*	Greenlight Capital Re Ltd (Class A)	372,612
5,627	*	Hallmark Financial Services	62,347
17,950		Hanover Insurance Group, Inc	1,230,832
179,715		Hartford Financial Services Group, Inc	7,326,981
42,450		HCC Insurance Holdings, Inc	2,417,952
3,640		HCI Group, Inc	158,631
2,883	*	Heritage Insurance Holdings, Inc	57,804
15,137		Horace Mann Educators Corp	514,204
3,159		Independence Holding Co	39,298
4,201		Infinity Property & Casualty Corp	311,504
1,519		Kansas City Life Insurance Co	68,173
24,924		Kemper Corp	938,887
107,133		Lincoln National Corp	6,051,943
127,557		Loews Corp	5,311,473
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,988		Maiden Holdings Ltd	$275,896
6,375	*	Markel Corp	4,721,580
230,073		Marsh & McLennan Cos, Inc	12,920,900
51,271	*	MBIA, Inc	448,621
20,353		Meadowbrook Insurance Group, Inc	173,815
13,144		Mercury General Corp	722,131
386,972		Metlife, Inc	19,847,794
17,905		Montpelier Re Holdings Ltd	682,360
14,334		National General Holdings Corp	277,220
1,981		National Interstate Corp	55,508
1,147	e	National Western Life Insurance Co (Class A)	274,833
4,225	*	Navigators Group, Inc	329,761
114,477		Old Republic International Corp	1,750,353
7,800		OneBeacon Insurance Group Ltd (Class A)	117,624
21,119		PartnerRe Ltd	2,703,232
2,237	*	Phoenix Cos, Inc	76,304
32,021		Primerica, Inc	1,480,011
119,700		Principal Financial Group	6,119,064
34,379		ProAssurance Corp	1,545,336
259,853		Progressive Corp	6,927,681
186,384		Prudential Financial, Inc	15,208,934
30,636		Reinsurance Group of America, Inc (Class A)	2,806,870
20,478		RenaissanceRe Holdings Ltd	2,098,790
19,595		RLI Corp	973,088
5,226		Safety Insurance Group, Inc	303,892
22,692		Selective Insurance Group, Inc	611,322
17,340		Stancorp Financial Group, Inc	1,249,867
6,046		State Auto Financial Corp	142,807
8,607		Stewart Information Services Corp	314,156
32,198		Symetra Financial Corp	764,703
22,453	*	Third Point Reinsurance Ltd	302,666
55,989		Torchmark Corp	3,141,543
139,235		Travelers Cos, Inc	14,078,051
3,342	*	United America Indemnity Ltd	91,738
7,816		United Fire & Casualty Co	233,464
2,557		United Insurance Holdings Corp	42,523
12,469		Universal Insurance Holdings, Inc	299,505
109,926		UnumProvident Corp	3,755,072
36,138		Validus Holdings Ltd	1,511,653
40,861		W.R. Berkley Corp	2,001,780
2,450		White Mountains Insurance Group Ltd	1,656,126
119,986		XL Capital Ltd	4,449,081
		TOTAL INSURANCE	392,461,413

MATERIALS - 3.6%
15,782		A. Schulman, Inc	669,946
1,694	*	AEP Industries, Inc	84,869
87,765		Air Products & Chemicals, Inc	12,588,134
30,268		Airgas, Inc	3,065,543
75,129	*,e	AK Steel Holding Corp	381,655
48,120		Albemarle Corp	2,872,764
494,621		Alcoa, Inc	6,637,814
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,970		Allegheny Technologies, Inc	$1,494,540
11,715	e	American Vanguard Corp	127,811
3,985		Ampco-Pittsburgh Corp	63,720
26,457		Aptargroup, Inc	1,642,186
29,470		Ashland, Inc	3,723,829
39,151		Avery Dennison Corp	2,176,404
46,420	*	Axalta Coating Systems Ltd	1,424,166
29,567		Axiall Corp	1,206,334
12,490		Balchem Corp	654,726
59,343		Ball Corp	4,356,370
40,024		Bemis Co, Inc	1,801,080
44,008	*	Berry Plastics Group, Inc	1,505,954
15,190	*	Boise Cascade Co	527,093
8,509		Brush Engineered Materials, Inc	340,275
25,614		Cabot Corp	1,094,742
21,261		Calgon Carbon Corp	471,782
21,158		Carpenter Technology Corp	915,084
14,973	*,e	Castle (A.M.) & Co	58,694
62,096		Celanese Corp (Series A)	4,120,691
21,260	*	Century Aluminum Co	274,041
20,563		CF Industries Holdings, Inc	5,911,246
2,772		Chase Corp	99,265
37,974	*	Chemtura	1,144,157
8,163	*	Clearwater Paper Corp	522,187
30,545	e	Cliffs Natural Resources, Inc	181,437
47,970	*,e	Coeur d’Alene Mines Corp	250,403
46,809		Commercial Metals Co	777,029
13,355		Compass Minerals International, Inc	1,179,647
55,239	*	Crown Holdings, Inc	2,997,268
28,088		Cytec Industries, Inc	1,552,986
4,672		Deltic Timber Corp	299,008
25,526		Domtar Corp	1,103,234
503,921		Dow Chemical Co	25,699,971
388,827		Du Pont (E.I.) de Nemours & Co	28,462,136
19,530		Eagle Materials, Inc	1,628,607
61,457		Eastman Chemical Co	4,684,253
112,395		Ecolab, Inc	12,585,992
36,010	*	Ferro Corp	485,775
22,515	*,e	Flotek Industries, Inc	321,739
53,127		FMC Corp	3,150,962
438,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,214,855
8,437		FutureFuel Corp	91,710
16,545		Glatfelter	410,316
25,489		Globe Specialty Metals, Inc	507,741
20,733	*,e	Gold Resource Corp	69,870
136,939		Graphic Packaging Holding Co	1,930,840
13,180		Greif, Inc (Class A)	537,217
19,859		H.B. Fuller Co	829,510
4,200		Hawkins, Inc	165,690
4,940		Haynes International, Inc	219,682
35,974	*	Headwaters, Inc	632,423
159,105	e	Hecla Mining Co	480,497
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,868	*,e	Horsehead Holding Corp	$326,927
81,266		Huntsman Corp	1,873,181
12,087		Innophos Holdings, Inc	638,677
12,068		Innospec, Inc	527,372
32,390		International Flavors & Fragrances, Inc	3,716,753
176,903		International Paper Co	9,503,229
27,550	*,e	Intrepid Potash, Inc	345,202
7,211		Kaiser Aluminum Corp	579,548
36,287		Kapstone Paper and Packaging Corp	1,014,222
3,950		KMG Chemicals, Inc	115,656
9,009		Koppers Holdings, Inc	202,522
12,330	*	Kraton Polymers LLC	277,918
8,381		Kronos Worldwide, Inc	112,724
56,976	*	Louisiana-Pacific Corp	868,314
8,100	*	LSB Industries, Inc	343,521
177,377		LyondellBasell Industries AF S.C.A	18,362,067
12,517	*,e	Marrone Bio Innovations, Inc	41,807
26,584		Martin Marietta Materials, Inc	3,792,208
69,362		MeadWestvaco Corp	3,384,866
13,780		Minerals Technologies, Inc	933,319
201,810		Monsanto Co	22,998,268
138,673		Mosaic Co	6,101,612
10,894		Myers Industries, Inc	176,156
6,475		Neenah Paper, Inc	391,543
3,613		NewMarket Corp	1,614,650
213,643		Newmont Mining Corp	5,659,403
19,907		Noranda Aluminium Holding Corp	66,489
132,107		Nucor Corp	6,454,748
32,025	e	Olin Corp	945,698
3,926		Olympic Steel, Inc	42,990
13,725		OM Group, Inc	412,299
25,194	*	Omnova Solutions, Inc	201,300
67,194	*	Owens-Illinois, Inc	1,606,609
40,044		Packaging Corp of America	2,770,644
42,904	*	Platform Specialty Products Corp	1,155,834
37,351		PolyOne Corp	1,458,557
57,940		PPG Industries, Inc	12,837,186
119,297		Praxair, Inc	14,545,883
6,731		Quaker Chemical Corp	560,154
16,877	e	Rayonier Advanced Materials, Inc	282,015
32,155		Reliance Steel & Aluminum Co	2,081,072
92,557	*	Rentech, Inc	111,068
41,510	*	Resolute Forest Products	640,084
65,886		Rock-Tenn Co (Class A)	4,149,500
27,995		Royal Gold, Inc	1,806,517
53,026		RPM International, Inc	2,520,856
15,407	*,e	RTI International Metals, Inc	580,074
6,509	*,e	Ryerson Holding Corp	36,060
10,080		Schnitzer Steel Industries, Inc (Class A)	175,594
11,733		Schweitzer-Mauduit International, Inc	518,716
18,348		Scotts Miracle-Gro Co (Class A)	1,183,629
88,030		Sealed Air Corp	4,014,168
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,710	*,e	Senomyx, Inc	$96,751
19,703		Sensient Technologies Corp	1,287,788
38,550		Sherwin-Williams Co	10,716,900
53,188		Sigma-Aldrich Corp	7,388,877
18,128		Silgan Holdings, Inc	976,555
41,681		Sonoco Products Co	1,862,724
66,035	e	Southern Copper Corp (NY)	2,151,420
101,093		Steel Dynamics, Inc	2,237,188
7,636		Stepan Co	388,901
49,644	*	Stillwater Mining Co	666,719
27,754		SunCoke Energy, Inc	486,528
67,008		Tahoe Resources, Inc	945,483
16,249		TimkenSteel Corp	474,308
7,438	*	Trecora Resources	89,256
10,895		Tredegar Corp	223,021
6,253	*,e	Trinseo S.A.	142,381
28,982		Tronox Ltd	607,173
2,376	*	UFP Technologies, Inc	48,209
790		United States Lime & Minerals, Inc	52,140
59,183	e	United States Steel Corp	1,421,576
2,856	*	Universal Stainless & Alloy	59,976
5,448	*	US Concrete, Inc	197,762
33,782		Valspar Corp	2,739,720
52,749		Vulcan Materials Co	4,511,094
21,822		Wausau Paper Corp	203,381
17,789		Westlake Chemical Corp	1,387,186
20,425	*	Worthington Industries, Inc	552,088
30,356	*	WR Grace & Co	2,936,032
9,183		Zep, Inc	182,558
		TOTAL MATERIALS	353,501,004

MEDIA - 3.5%
7,528		AH Belo Corp (Class A)	50,362
11,208		AMC Entertainment Holdings, Inc	336,912
24,486	*	AMC Networks, Inc	1,847,224
90,534	e	Cablevision Systems Corp (Class A)	1,808,869
9,072	*	Carmike Cinemas, Inc	273,793
208,823		CBS Corp (Class B)	12,974,173
29,048	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	79,882
33,137	*	Charter Communications, Inc	6,198,607
29,725	*	Cinedigm Corp	24,672
45,849		Cinemark Holdings, Inc	1,954,543
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	186,825
1,080,944		Comcast Corp (Class A)	62,435,325
10,034	*	Crown Media Holdings, Inc (Class A)	37,627
61,904	*	Cumulus Media, Inc (Class A)	141,141
411	*,e	Daily Journal Corp	82,615
6,234	*,e	Dex Media, Inc	16,395
195,310	*	DIRECTV	17,715,594
91,394	*,e	Discovery Communications, Inc (Class A)	2,957,510
100,747	*	Discovery Communications, Inc (Class C)	3,045,582
86,830	*	DISH Network Corp (Class A)	5,874,918
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,511	*,e	DreamWorks Animation SKG, Inc (Class A)	$795,117
10,087	*	Entercom Communications Corp (Class A)	119,834
27,822		Entravision Communications Corp (Class A)	181,956
13,291	*	Eros International plc	235,118
21,415		EW Scripps Co (Class A)	498,755
87,353		Gannett Co, Inc	2,997,955
14,926	*,e	Global Eagle Entertainment, Inc	190,605
22,434	*	Gray Television, Inc	297,475
19,411		Harte-Hanks, Inc	131,801
2,790	*,e	Hemisphere Media Group, Inc	35,266
176,027		Interpublic Group of Cos, Inc	3,668,403
17,384		John Wiley & Sons, Inc (Class A)	988,802
6,504	*	Journal Media Group, Inc	60,422
54,492	*,e	Lee Enterprises, Inc	163,476
9,979	*	Liberty Broadband Corp (Class A)	541,261
28,680	*	Liberty Broadband Corp (Class C)	1,556,177
55,951	*	Liberty Media Corp	2,147,399
96,433	*	Liberty Media Corp (Class C)	3,659,632
38,533	e	Lions Gate Entertainment Corp	1,194,908
57,519	*	Live Nation, Inc	1,441,426
6,029	*	Loral Space & Communications, Inc	416,001
25,182	*	Madison Square Garden, Inc	2,022,115
11,381	*	Martha Stewart Living Omnimedia, Inc (Class A)	62,596
24,667	*	McClatchy Co (Class A)	34,287
16,747		MDC Partners, Inc	350,682
32,694	*	Media General, Inc	552,202
14,365		Meredith Corp	747,555
12,030		Morningstar, Inc	912,957
23,428		National CineMedia, Inc	357,043
14,717		New Media Investment Group, Inc	340,404
53,842		New York Times Co (Class A)	720,944
199,771	*	News Corp	3,152,386
12,268		Nexstar Broadcasting Group, Inc (Class A)	717,187
109,483		Omnicom Group, Inc	8,294,432
7,127	*,e	Radio One, Inc	25,443
5,007	*,e	ReachLocal, Inc	14,020
4,992	*	Reading International, Inc	66,493
39,657	e	Regal Entertainment Group (Class A)	872,454
5,152	*,e	Rentrak Corp	244,205
1,443		Saga Communications, Inc	57,706
2,491		Salem Communications	12,156
10,478		Scholastic Corp	425,826
42,095		Scripps Networks Interactive (Class A)	2,940,757
23,531	*,e	SFX Entertainment, Inc	102,830
27,216	e	Sinclair Broadcast Group, Inc (Class A)	833,898
1,097,365	*	Sirius XM Holdings, Inc	4,334,592
9,582	*	Sizmek, Inc	66,691
38,507	*	Starz-Liberty Capital	1,514,480
142,731		Thomson Corp	5,860,535
113,534		Time Warner Cable, Inc	17,656,808
357,546		Time Warner, Inc	30,180,458
44,147		Time, Inc	1,007,876
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,579	*	Townsquare Media, Inc	$48,889
792,517		Twenty-First Century Fox, Inc	27,008,979
178,489		Viacom, Inc (Class B)	12,396,061
736,673		Walt Disney Co	80,091,089
17,269	e	World Wrestling Entertainment, Inc (Class A)	231,750
		TOTAL MEDIA	343,623,144

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
668,431		AbbVie, Inc	43,220,749
31,286	*,e	Acadia Pharmaceuticals, Inc	1,069,043
10,244	*,e	Accelerate Diagnostics, Inc	233,563
6,455	*,e	Acceleron Pharma, Inc	178,481
9,217	*,e	AcelRx Pharmaceuticals, Inc	36,776
2,818	*,e	Achaogen, Inc	15,753
47,464	*	Achillion Pharmaceuticals, Inc	415,310
18,623	*	Acorda Therapeutics, Inc	559,994
155,248	*	Actavis plc	43,913,449
7,908	*,e	Actinium Pharmaceuticals, Inc	19,928
1,336	*	Adamas Pharmaceuticals, Inc	23,073
16,283	*,e	Aegerion Pharmaceuticals, Inc	378,743
4,740	*	Aerie Pharmaceuticals, Inc	45,694
28,957	*,e	Affymetrix, Inc	351,248
25,516	*,e	Agenus, Inc	168,661
132,637		Agilent Technologies, Inc	5,487,193
7,453	*,e	Agios Pharmaceuticals, Inc	688,210
3,159	*,e	Akebia Therapeutics, Inc	24,230
24,866	*	Akorn, Inc	1,035,420
9,258	*,e	Albany Molecular Research, Inc	167,199
3,305	*	Alder Biopharmaceuticals, Inc	84,278
86,293	*	Alexion Pharmaceuticals, Inc	14,603,364
10,350	*,e	Alimera Sciences, Inc	45,126
59,199	*	Alkermes plc	3,277,849
30,524	*	Alnylam Pharmaceuticals, Inc	3,109,480
10,347	*,e	AMAG Pharmaceuticals, Inc	527,387
322,976		Amgen, Inc	51,001,140
14,591	*,e	Ampio Pharmaceuticals, Inc	35,164
13,268	*	Anacor Pharmaceuticals, Inc	699,091
2,629	*,e	ANI Pharmaceuticals, Inc	160,316
1,946	*	Applied Genetic Technologies Corp	37,246
9,955	*	Aratana Therapeutics, Inc	128,519
87,816	*,e	Arena Pharmaceuticals, Inc	382,878
65,799	*,e	Ariad Pharmaceuticals, Inc	570,477
58,445	*,e	Array Biopharma, Inc	365,281
26,110	*,e	Arrowhead Research Corp	180,159
2,730	*,e	Atara Biotherapeutics, Inc	113,159
5,040	*	Auspex Pharmaceuticals Inc	508,486
2,761	*	Avalanche Biotechnologies, Inc	87,965
27,687	*,e	BioCryst Pharmaceuticals, Inc	257,212
20,345	*,e	BioDelivery Sciences International, Inc	163,981
101,424	*	Biogen Idec, Inc	37,925,476
64,637	*	BioMarin Pharmaceuticals, Inc	7,242,576
27,963	*,e	Bio-Path Holdings, Inc	43,482
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,280	*	Bio-Rad Laboratories, Inc (Class A)	$1,651,046
1,559	*	Biospecifics Technologies Corp	59,725
20,459		Bio-Techne Corp	1,963,246
19,659	*,e	BioTime, Inc	100,851
9,957	*	Bluebird Bio, Inc	1,326,173
708,293		Bristol-Myers Squibb Co	45,139,513
54,610	*	Bruker BioSciences Corp	1,035,406
12,351	*	Cambrex Corp	475,390
2,312	*	Cara Therapeutics Inc	24,854
23,045	*	Catalent, Inc	663,005
342,780	*	Celgene Corp	37,040,807
40,305	*,e	Celldex Therapeutics, Inc	967,320
12,449	*	Cempra, Inc	392,019
28,362	*	Cepheid, Inc	1,591,108
22,348	*	Charles River Laboratories International, Inc	1,545,588
9,194	*,e	ChemoCentryx, Inc	61,508
10,808	*	Chimerix, Inc	367,472
9,865	*,e	Clovis Oncology, Inc	792,751
2,846	*	Coherus Biosciences, Inc	61,957
22,589	*,e	Corcept Therapeutics, Inc	130,339
54,062	*,e	CTI BioPharma Corp	96,230
14,477	*,e	Cytokinetics, Inc	91,060
25,229	*,e	Cytori Therapeutics, Inc	22,075
37,590	*,e	CytRx Corp	165,020
26,759	*,e	Depomed, Inc	622,414
1,446	*,e	Dicerna Pharmaceuticals Inc	29,021
54,178	*	Dyax Corp	1,295,396
9,195	*	Dynavax Technologies Corp	184,957
802	*,e	Egalet Corp	7,346
1,511	*,e	Eleven Biotheraputics Inc	17,890
420,872		Eli Lilly & Co	30,248,071
11,534	*	Emergent Biosolutions, Inc	342,444
3,808	*,e	Enanta Pharmaceuticals, Inc	130,386
72,244	*	Endo International plc	6,073,192
14,308	*,e	Endocyte, Inc	82,986
13,923	*	Enzo Biochem, Inc	38,984
5,213	*,e	Epizyme, Inc	85,024
2,523	*,e	Esperion Thereapeutics, Inc	240,013
34,281	*,e	Exact Sciences Corp	716,473
104,055	*,e	Exelixis, Inc	267,421
3,793	*	FibroGen, Inc	88,187
6,594	*	Five Prime Therapeutics, Inc	132,276
1,915	*	Flexion Therapeutics Inc	30,678
11,238	*	Fluidigm Corp	420,975
5,913	*,e	Foundation Medicine, Inc	269,101
7,325	*,e	Galectin Therapeutics, Inc	21,902
77,129	*,e	Galena Biopharma, Inc	104,124
1,666	*,e	Genocea Biosciences Inc	17,060
7,321	*	Genomic Health, Inc	198,179
62,189	*,e	Geron Corp	225,124
653,960	*	Gilead Sciences, Inc	65,729,520
41,532	*,e	Halozyme Therapeutics, Inc	617,581
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,023	*	Heron Therapeutics, Inc	$140,648
28,583	*	Horizon Pharma plc	803,754
68,232	*	Hospira, Inc	5,955,971
5,485	*	Hyperion Therapeutics, Inc	252,091
35,999	*,e	Idera Pharmaceuticals, Inc	101,157
12,014	*,e	IGI Laboratories, Inc	61,031
57,274	*	Illumina, Inc	10,552,735
48,191	*,e	Immunogen, Inc	398,540
35,440	*,e	Immunomedics, Inc	127,584
27,831	*	Impax Laboratories, Inc	1,259,631
60,866	*	Incyte Corp	5,913,741
19,642	*	Infinity Pharmaceuticals, Inc	248,864
24,252	*,e	Inovio Pharmaceuticals, Inc	197,896
20,107	*	Insmed, Inc	402,944
3,990	*,e	Insys Therapeutics, Inc	209,754
7,307	*,e	Intercept Pharmaceuticals, Inc	1,847,283
6,807	*	Intra-Cellular Therapies, Inc	139,203
14,341	*,e	Intrexon Corp	556,861
48,025	*	Ironwood Pharmaceuticals, Inc	656,022
52,790	*,e	Isis Pharmaceuticals, Inc	2,994,249
24,552	*	Jazz Pharmaceuticals plc	4,387,442
1,200,900		Johnson & Johnson	119,129,280
3,972	*,e	Juno Therapeutics, Inc	169,763
6,345	*,e	Karyopharm Therapeutics, Inc	172,330
42,315	*,e	Keryx Biopharmaceuticals, Inc	451,078
4,496	*,e	Kindred Biosciences Inc	30,663
3,452	*,e	Kite Pharma, Inc	173,912
6,699	*	KYTHERA Biopharmaceuticals, Inc	292,679
10,246	*	Lannett Co, Inc	589,145
87,144	*,e	Lexicon Pharmaceuticals, Inc	87,144
8,270	*,e	Ligand Pharmaceuticals, Inc (Class B)	642,083
15,732	*	Luminex Corp	244,161
8,023	*	MacroGenics, Inc	229,538
46,261	*	Mallinckrodt plc	5,235,820
90,579	*,e	MannKind Corp	388,584
24,938	*	Medicines Co	638,662
31,513	*	Medivation, Inc	3,804,880
1,243,890		Merck & Co, Inc	74,086,088
38,997	*,e	Merrimack Pharmaceuticals, Inc	432,867
13,794	*	Mettler-Toledo International, Inc	4,372,836
47,130	*,e	MiMedx Group, Inc	443,022
2,993	*	Mirati Therapeutics, Inc	83,175
18,851	*	Momenta Pharmaceuticals, Inc	328,950
153,333	*	Mylan NV	11,079,843
32,431	*,e	Myriad Genetics, Inc	1,071,196
3,381	*	NanoString Technologies, Inc	40,369
15,109	*,e	NanoViricides, Inc	25,987
57,284	*,e	Navidea Biopharmceuticals, Inc	77,333
56,385	*	Nektar Therapeutics	536,785
9,051	*,e	NeoStem, Inc	26,067
27,511	*,e	Neuralstem, Inc	46,494
34,058	*	Neurocrine Biosciences, Inc	1,161,037
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,810	*,e	NewLink Genetics Corp	$348,326
14,396	*,e	Northwest Biotherapeutics, Inc	113,153
95,539	*,e	Novavax, Inc	738,516
7,823	*,e	Ohr Pharmaceutical, Inc	21,983
13,482	*,e	Omeros Corp	271,258
4,885	*,e	OncoMed Pharmaceuticals, Inc	117,142
27,185	*	Oncothyreon, Inc	40,778
9,349	*	Ophthotech Corp	423,323
78,548	*,e	Opko Health, Inc	1,080,820
51,651	*,e	Orexigen Therapeutics, Inc	339,347
25,020	*,e	Organovo Holdings, Inc	113,591
7,783	*,e	Osiris Therapeutics, Inc	118,068
2,877	*	Otonomy, Inc	75,492
6,916	*,e	OvaScience, Inc	171,136
25,430	*	Pacific Biosciences of California, Inc	131,219
14,220	*,e	Pacira Pharmaceuticals, Inc	973,786
14,233	*	Pain Therapeutics, Inc	29,035
22,595	*	Parexel International Corp	1,436,477
75,724	e	PDL BioPharma, Inc	505,079
68,417	*,e	Peregrine Pharmaceuticals, Inc	89,626
43,144	*	PerkinElmer, Inc	2,211,561
12,851	*,e	Pernix Therapeutics Holdings, Inc	81,989
59,250		Perrigo Co plc	10,859,340
2,710,519		Pfizer, Inc	91,967,910
25,192	*	Pharmacyclics, Inc	6,454,190
5,447		Phibro Animal Health Corp	172,997
17,236	*	Portola Pharmaceuticals, Inc	615,153
11,983		Pozen, Inc	93,707
5,648	*	PRA Health Sciences, Inc	160,855
22,326	*	Prestige Brands Holdings, Inc	876,296
30,473	*,e	Progenics Pharmaceuticals, Inc	150,841
10,667	*	Prothena Corp plc	345,717
12,309	*	PTC Therapeutics, Inc	723,154
10,334	*,e	Puma Biotechnology, Inc	1,866,114
92,805	*	Qiagen NV (NASDAQ)	2,209,687
22,483	*	Quintiles Transnational Holdings, Inc	1,481,180
2,813	*,e	Radius Health, Inc	100,818
24,544	*,e	Raptor Pharmaceutical Corp	248,385
9,030	*	Receptos, Inc	1,330,480
6,117	*,e	Regado Biosciences, Inc	7,218
32,972	*	Regeneron Pharmaceuticals, Inc	15,083,371
5,559	*,e	Regulus Therapeutics, Inc	69,765
8,635	*,e	Relypsa, Inc	249,811
13,091	*	Repligen Corp	386,315
9,071	*,e	Repros Therapeutics, Inc	69,756
11,484	*,e	Retrophin, Inc	247,365
3,290	*,e	Revance Therapeutics, Inc	64,731
33,185	*	Rigel Pharmaceuticals, Inc	141,368
2,321	*	Sage Therapeutics, Inc	123,013
8,812	*	Sagent Pharmaceuticals	205,408
27,083	*	Sangamo Biosciences, Inc	335,017
22,894	*,e	Sarepta Therapeutics, Inc	279,307
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,166	*	Sciclone Pharmaceuticals, Inc	$181,096
43,165	*,e	Seattle Genetics, Inc	1,482,286
45,275	*,e	Sequenom, Inc	201,021
3,203	*,e	Spark Therapeutics, Inc	183,436
26,219	*,e	Spectrum Pharmaceuticals, Inc	148,137
4,616	*,e	Stemline Therapeutics, Inc	64,116
5,921	*	Sucampo Pharmaceuticals, Inc (Class A)	105,157
19,689	*	Sunesis Pharmaceuticals, Inc	46,072
20,591	*	Supernus Pharmaceuticals, Inc	263,565
8,554	*,e	Synageva BioPharma Corp	786,626
37,579	*,e	Synergy Pharmaceuticals, Inc	131,527
22,494	*,e	Synta Pharmaceuticals Corp	50,612
2,393	*	T2 Biosystems, Inc	37,020
7,755	*,e	TESARO, Inc	422,415
12,827	*	Tetraphase Pharmaceuticals, Inc	452,537
12,152	*,e	TG Therapeutics, Inc	169,642
49,685	*,e	TherapeuticsMD, Inc	321,959
9,312	*,e	Theravance Biopharma, Inc	148,992
42,338	e	Theravance, Inc	687,993
171,650		Thermo Electron Corp	21,572,972
19,914	*,e	Threshold Pharmaceuticals, Inc	70,496
2,590	*	Ultragenyx Pharmaceutical, Inc	146,154
20,872	*	United Therapeutics Corp	3,333,050
13,695	*,e	Vanda Pharmaceuticals, Inc	125,309
8,443	*,e	Verastem, Inc	70,077
2,749	*,e	Versartis, Inc	46,953
99,389	*	Vertex Pharmaceuticals, Inc	12,252,676
2,146	*,e	Vital Therapies, Inc	52,169
28,968	*,e	Vivus, Inc	64,599
7,659	*,e	VWR Corp	203,270
34,397	*	Waters Corp	4,306,160
6,202	*	Xencor Inc	88,192
22,097	*	Xenoport, Inc	131,035
33,340	*,e	XOMA Corp	100,020
1,273	*	Zafgen, Inc	39,616
40,772	*,e	ZIOPHARM Oncology, Inc	359,201
211,900		Zoetis Inc	9,412,598
51,247	*,e	Zogenix, Inc	71,233
2,337	*,e	ZS Pharma, Inc	88,970
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	891,653,102

REAL ESTATE - 3.9%
22,590		Acadia Realty Trust	698,031
11,101		AG Mortgage Investment Trust	213,361
6,410		Agree Realty Corp	197,300
19,412		Alexander & Baldwin, Inc	785,798
1,248		Alexander’s, Inc	538,163
29,256		Alexandria Real Estate Equities, Inc	2,702,669
557	*	Altisource Asset Management Corp	124,768
5,825	*,e	Altisource Portfolio Solutions S.A.	141,256
29,480		Altisource Residential Corp	564,542
20,556		American Assets Trust, Inc	818,129
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,985		American Campus Communities, Inc	$1,725,418
171,910		American Capital Agency Corp	3,547,363
22,418		American Capital Mortgage, Inc	393,212
88,420		American Homes 4 Rent	1,493,414
301,539	*	American Realty Capital Properties, Inc	2,722,897
23,776	*	American Residential Properties, Inc	446,038
180,722		American Tower Corp	17,083,651
446,153		Annaly Capital Management, Inc	4,492,761
50,785		Anworth Mortgage Asset Corp	257,988
59,823		Apartment Investment & Management Co (Class A)	2,257,122
18,249		Apollo Commercial Real Estate Finance, Inc	311,875
11,615		Ares Commercial Real Estate Corp	131,830
13,249		Armada Hoffler Properties, Inc	136,067
141,470	*	ARMOUR Residential REIT, Inc	424,410
10,029		Ashford Hospitality Prime, Inc	157,054
27,183		Ashford Hospitality Trust, Inc	246,278
20,730		Associated Estates Realty Corp	590,805
4,648	*	AV Homes, Inc	73,346
55,016		AvalonBay Communities, Inc	9,041,330
79,041		BioMed Realty Trust, Inc	1,640,101
67,579		Boston Properties, Inc	8,941,378
86,690		Brandywine Realty Trust	1,263,940
19,145		Brixmor Property Group, Inc	448,950
34,005		Camden Property Trust	2,553,095
25,940		Campus Crest Communities, Inc	164,200
53,268		Capstead Mortgage Corp	620,572
10,519		CareTrust REIT, Inc	131,382
5,253		CatchMark Timber Trust Inc	60,935
77,914		CBL & Associates Properties, Inc	1,403,231
121,601	*	CBRE Group, Inc	4,662,182
31,506		Cedar Shopping Centers, Inc	220,227
132,802		Chambers Street Properties	996,015
15,896		Chatham Lodging Trust	439,365
19,826		Chesapeake Lodging Trust	629,476
86,265		Chimera Investment Corp	1,310,365
44,674		Colony Financial, Inc	1,157,503
59,519		Columbia Property Trust, Inc	1,561,183
51,186	*,e	Communications Sales & Leasing, Inc	1,539,681
1,735	e	Consolidated-Tomoka Land Co	94,974
12,438		CorEnergy Infrastructure Trust, Inc	84,454
8,139		Coresite Realty	391,323
44,313		Corporate Office Properties Trust	1,169,420
90,162		Cousins Properties, Inc	878,178
138,595		Crown Castle International Corp	11,576,840
62,198		CubeSmart	1,434,908
13,162		CyrusOne, Inc	427,502
80,916		CYS Investments, Inc	721,771
48,203		DCT Industrial Trust, Inc	1,592,627
151,858		DDR Corp	2,589,179
77,180		DiamondRock Hospitality Co	1,046,561
55,543		Digital Realty Trust, Inc	3,521,982
57,202		Douglas Emmett, Inc	1,630,257
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

131,000		Duke Realty Corp	$2,595,110
26,219		DuPont Fabros Technology, Inc	816,722
21,154		Dynex Capital, Inc	169,232
21,371		EastGroup Properties, Inc	1,222,421
19,077		Education Realty Trust, Inc	641,369
48,939		Empire State Realty Trust, Inc	880,902
23,334		Entertainment Properties Trust	1,345,672
59,768	*	Equity Commonwealth	1,506,751
33,388		Equity Lifestyle Properties, Inc	1,763,554
24,495		Equity One, Inc	603,312
149,165		Equity Residential	11,017,327
26,711		Essex Property Trust, Inc	5,928,507
19,599		Excel Trust, Inc	310,644
46,182		Extra Space Storage, Inc	3,044,779
29,222		Federal Realty Investment Trust	3,906,105
64,539		FelCor Lodging Trust, Inc	717,028
43,668		First Industrial Realty Trust, Inc	861,570
23,269		First Potomac Realty Trust	249,444
63,074	*	Forest City Enterprises, Inc (Class A)	1,498,638
16,040	*	Forestar Real Estate Group, Inc	236,750
36,242		Franklin Street Properties Corp	428,018
2,632	*	FRP Holdings, Inc	91,383
39,976		Gaming and Leisure Properties, Inc	1,427,143
241,475		General Growth Properties, Inc	6,616,415
28,661		Geo Group, Inc	1,117,779
11,101		Getty Realty Corp	192,824
18,235		Gladstone Commercial Corp	324,765
27,818		Government Properties Income Trust	579,727
19,399		Gramercy Property Trust, Inc	530,369
8,462		Hannon Armstrong Sustainable Infrastructure Capital, Inc	160,778
39,591		Hatteras Financial Corp	715,014
187,013		HCP, Inc	7,534,754
140,204		Health Care REIT, Inc	10,097,492
38,926		Healthcare Realty Trust, Inc	996,506
56,087		Healthcare Trust of America, Inc	1,452,092
79,845		Hersha Hospitality Trust	513,403
36,946		Highwoods Properties, Inc	1,590,156
22,770		Home Properties, Inc	1,674,961
61,066		Hospitality Properties Trust	1,836,865
322,127		Host Marriott Corp	6,487,638
16,263	*	Howard Hughes Corp	2,414,568
24,437		Hudson Pacific Properties	737,020
34,121		Inland Real Estate Corp	351,105
53,272		Invesco Mortgage Capital, Inc	820,389
42,506		Investors Real Estate Trust	304,768
91,794		Iron Mountain, Inc	3,165,975
33,522	*	iStar Financial, Inc	453,888
21,537		Jones Lang LaSalle, Inc	3,576,434
27,458	e	Kennedy-Wilson Holdings, Inc	680,409
32,374		Kilroy Realty Corp	2,298,230
168,262		Kimco Realty Corp	4,055,114
14,190		Kite Realty Group Trust	371,778
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,478		Lamar Advertising Co	$1,882,425
41,363		LaSalle Hotel Properties	1,517,609
80,750		Lexington Realty Trust	748,553
60,547		Liberty Property Trust	2,109,458
14,173		LTC Properties, Inc	615,959
67,289		Macerich Co	5,501,549
45,234		Mack-Cali Realty Corp	811,950
3,240	*	Marcus & Millichap, Inc	114,631
74,781		Medical Properties Trust, Inc	1,045,438
176,434		MFA Mortgage Investments, Inc	1,370,892
29,938		Mid-America Apartment Communities, Inc	2,233,674
21,852		Monmouth Real Estate Investment Corp (Class A)	225,731
13,217		National Health Investors, Inc	881,838
59,605		National Retail Properties, Inc	2,288,832
72,088		New Residential Investment Corp	1,228,380
47,943		New York Mortgage Trust, Inc	374,435
33,407	*	New York REIT, Inc	330,061
90,888		NorthStar Realty Finance Corp	1,705,059
59,974		Omega Healthcare Investors, Inc	2,164,462
4,657		One Liberty Properties, Inc	104,689
55,121		Outfront Media, Inc	1,583,075
4,380		Owens Realty Mortgage, Inc	59,042
58,312		Paramount Group, Inc	1,068,276
31,908		Parkway Properties, Inc	519,143
27,744		Pebblebrook Hotel Trust	1,191,327
49,277		Pennsylvania REIT	1,114,153
36,240		Pennymac Mortgage Investment Trust	759,228
29,160		Physicians Realty Trust	484,056
72,058		Piedmont Office Realty Trust, Inc	1,259,574
75,813		Plum Creek Timber Co, Inc	3,199,309
21,589		Post Properties, Inc	1,234,243
20,750		Potlatch Corp	765,883
202,659		Prologis, Inc	8,146,892
10,048		PS Business Parks, Inc	767,165
62,540		Public Storage, Inc	11,751,891
9,627		QTS Realty Trust, Inc	349,171
56,941		RAIT Investment Trust	368,978
26,250		Ramco-Gershenson Properties	458,850
72,182		Rayonier, Inc	1,847,137
4,400		Re/Max Holdings, Inc	148,676
67,695	*	Realogy Holdings Corp	3,209,420
90,917		Realty Income Corp	4,270,372
33,082		Redwood Trust, Inc	568,680
37,687		Regency Centers Corp	2,365,990
45,907		Resource Capital Corp	202,450
55,430		Retail Opportunities Investment Corp	930,115
96,240		Retail Properties of America, Inc	1,454,186
18,500		Rexford Industrial Realty, Inc	274,910
52,337		RLJ Lodging Trust	1,552,839
14,383		Rouse Properties, Inc	251,271
16,871		Ryman Hospitality Properties	972,444
25,906		Sabra Healthcare REIT, Inc	774,071
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,154		Saul Centers, Inc	$359,989
14,541		Select Income REIT	337,206
90,920		Senior Housing Properties Trust	1,861,132
14,331		Silver Bay Realty Trust Corp	221,701
133,367		Simon Property Group, Inc	24,204,777
39,143		SL Green Realty Corp	4,789,538
13,682		Sovran Self Storage, Inc	1,194,986
177,015		Spirit Realty Capital, Inc	1,998,499
25,316	*,e	St. Joe Co	441,764
19,054		STAG Industrial, Inc	414,043
96,498		Starwood Property Trust, Inc	2,316,917
14,914		Starwood Waypoint Residential Trust	383,886
4,794		STORE Capital Corp	100,674
101,176	*	Strategic Hotels & Resorts, Inc	1,183,759
44,170		Summit Hotel Properties, Inc	581,719
19,286		Sun Communities, Inc	1,196,889
83,007		Sunstone Hotel Investors, Inc	1,293,249
51,630		Tanger Factory Outlet Centers, Inc	1,733,735
29,997		Taubman Centers, Inc	2,160,084
5,192	*	Tejon Ranch Co	128,242
18,048		Terreno Realty Corp	384,061
30,088		Trade Street Residential, Inc	209,713
145,259		Two Harbors Investment Corp	1,525,220
102,113		UDR, Inc	3,346,243
7,871		UMH Properties, Inc	79,261
4,803		Universal Health Realty Income Trust	238,517
38,734		Urban Edge Properties	876,550
11,670		Urstadt Biddle Properties, Inc (Class A)	242,153
136,341		Ventas, Inc	9,393,895
78,359		Vornado Realty Trust	8,109,373
24,682		Washington REIT	610,139
49,812		Weingarten Realty Investors	1,631,841
17,334		Western Asset Mortgage Capital Corp	253,250
215,850		Weyerhaeuser Co	6,801,434
9,142		Whitestone REIT	134,387
40,380		WP Carey, Inc	2,563,322
73,891		WP GLIMCHER, Inc	1,108,365
		TOTAL REAL ESTATE	377,703,185

RETAILING - 4.6%
9,268	*	1-800-FLOWERS.COM, Inc (Class A)	97,963
25,910		Aaron’s, Inc	880,940
29,830	e	Abercrombie & Fitch Co (Class A)	670,578
29,702		Advance Auto Parts, Inc	4,247,386
38,105	*,e	Aeropostale, Inc	117,744
160,095	*	Amazon.com, Inc	67,524,869
82,186		American Eagle Outfitters, Inc	1,307,579
3,169	*	America’s Car-Mart, Inc	162,696
18,654	*	Ann Taylor Stores Corp	706,240
12,502	*	Asbury Automotive Group, Inc	1,050,543
50,758	*	Ascena Retail Group, Inc	760,862
28,569	*	Autonation, Inc	1,758,422
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,797	*	AutoZone, Inc	$9,280,690
20,000	*	Barnes & Noble, Inc	438,000
13,146		Bebe Stores, Inc	43,513
77,187	*	Bed Bath & Beyond, Inc	5,438,596
121,571		Best Buy Co, Inc	4,212,435
7,055		Big 5 Sporting Goods Corp	96,230
24,679		Big Lots, Inc	1,124,622
5,139	*	Blue Nile, Inc	139,832
12,823	e	Bon-Ton Stores, Inc	91,941
3,628	*	Boot Barn Holdings, Inc	90,047
21,778		Brown Shoe Co, Inc	646,807
12,554	e	Buckle, Inc	562,419
8,963	*	Build-A-Bear Workshop, Inc	165,188
20,448	*	Burlington Stores, Inc	1,054,503
19,837	*,e	Cabela’s, Inc	1,046,203
92,077	*	Carmax, Inc	6,271,365
10,463		Cato Corp (Class A)	411,614
60,996		Chico’s FAS, Inc	1,028,393
8,856		Children’s Place Retail Stores, Inc	537,205
14,714	*	Christopher & Banks Corp	87,401
6,249	*	Citi Trends, Inc	142,352
12,696	*,e	Conn’s, Inc	355,107
8,181	*,e	Container Store Group, Inc	149,385
9,586		Core-Mark Holding Co, Inc	505,278
30,070		CST Brands, Inc	1,254,220
5,544		Destination Maternity Corp	65,364
14,776	*	Destination XL Group, Inc	71,959
38,461		Dick’s Sporting Goods, Inc	2,086,894
10,839		Dillard’s, Inc (Class A)	1,426,304
137,578		Dollar General Corp	10,003,296
84,959	*	Dollar Tree, Inc	6,491,717
32,017		DSW, Inc (Class A)	1,161,257
17,334	*	EVINE Live, Inc	103,311
43,304		Expedia, Inc	4,080,536
37,955	*	Express Parent LLC	618,667
44,260		Family Dollar Stores, Inc	3,458,476
21,663		Finish Line, Inc (Class A)	531,393
21,612	*	Five Below, Inc	728,757
58,051		Foot Locker, Inc	3,451,132
21,219	*	Francesca’s Holdings Corp	359,238
15,555		Fred’s, Inc (Class A)	262,413
7,507	*	FTD Cos, Inc	214,250
6,156	*	Gaiam, Inc (Class A)	40,383
45,571	e	GameStop Corp (Class A)	1,756,306
105,187		Gap, Inc	4,169,613
9,519	*	Genesco, Inc	643,389
65,123		Genuine Parts Co	5,851,302
36,262		GNC Holdings, Inc	1,561,079
9,395		Group 1 Automotive, Inc	742,017
191,369	*	Groupon, Inc	1,324,274
24,348		Guess?, Inc	445,812
7,966		Haverty Furniture Cos, Inc	170,950
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,857	*,e	HHgregg, Inc	$27,782
10,580	*,e	Hibbett Sports, Inc	495,144
582,308		Home Depot, Inc	62,295,310
13,393		HSN, Inc	835,991
124,310	*,e	JC Penney Co, Inc	1,031,773
5,901	*	Kirkland’s, Inc	140,090
93,597		Kohl’s Corp	6,706,225
103,985		L Brands, Inc	9,292,100
6,611	*,e	Lands’ End, Inc	194,231
197,536	*	Liberty Interactive Corp	5,681,135
29,909	*	Liberty TripAdvisor Holdings, Inc	888,596
57,992	*	Liberty Ventures	2,417,107
9,392		Lithia Motors, Inc (Class A)	936,664
125,722	*	LKQ Corp	3,403,295
432,642		Lowe’s Companies, Inc	29,791,728
10,988	*,e	Lumber Liquidators, Inc	302,060
142,163		Macy’s, Inc	9,187,995
9,957	*	MarineMax, Inc	219,851
7,087	*,e	Mattress Firm Holding Corp	418,700
19,844		Men’s Wearhouse, Inc	1,122,972
11,145	*	Michaels Cos, Inc	288,210
12,627		Monro Muffler, Inc	756,231
18,657	*	Murphy USA, Inc	1,218,862
25,359	*	NetFlix, Inc	14,112,284
19,919	*	New York & Co, Inc	50,395
55,201		Nordstrom, Inc	4,170,988
11,300		Nutri/System, Inc	215,265
227,860	*	Office Depot, Inc	2,100,869
20,186	*	Orbitz Worldwide, Inc	236,580
43,976	*	O’Reilly Automotive, Inc	9,579,292
8,166	e	Outerwall, Inc	542,467
4,892	*,e	Overstock.com, Inc	105,031
17,800	*	Pacific Sunwear Of California, Inc	37,380
18,385		Penske Auto Group, Inc	897,372
20,968	*	PEP Boys - Manny Moe & Jack	192,067
8,830	e	PetMed Express, Inc	139,779
37,408	e	Pier 1 Imports, Inc	473,211
22,125	*	Priceline.com, Inc	27,386,546
21,148		Rent-A-Center, Inc	625,981
12,363	*	Restoration Hardware Holdings, Inc	1,065,320
89,180		Ross Stores, Inc	8,818,118
64,473	*	Sally Beauty Holdings, Inc	2,012,202
17,931	*	Sears Holdings Corp	716,164
4,623	*,e	Sears Hometown and Outlet Stores, Inc	32,037
25,253	*	Select Comfort Corp	778,297
5,922		Shoe Carnival, Inc	154,623
15,240	*	Shutterfly, Inc	682,142
38,073		Signet Jewelers Ltd	5,106,732
19,516		Sonic Automotive, Inc (Class A)	455,699
3,417	*,e	Sportsman’s Warehouse Holdings, Inc	32,906
16,827		Stage Stores, Inc	324,929
275,664		Staples, Inc	4,498,837
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,342		Stein Mart, Inc	$193,326
4,288	*	Systemax, Inc	44,810
263,308		Target Corp	20,756,570
45,919		Tiffany & Co	4,016,994
13,801	*,e	Tile Shop Holdings, Inc	178,999
9,030	*	Tilly’s, Inc	120,460
293,591		TJX Companies, Inc	18,948,363
57,925		Tractor Supply Co	4,985,026
12,116	e	Travelport Worldwide Ltd	191,796
47,327	*	TripAdvisor, Inc	3,809,350
17,397	*	Tuesday Morning Corp	275,221
26,434	*	Ulta Salon Cosmetics & Fragrance, Inc	3,993,913
42,110	*	Urban Outfitters, Inc	1,686,084
12,917	*	Vitamin Shoppe, Inc	540,964
10,713	*	VOXX International Corp (Class A)	102,095
4,934	*,e	Wayfair, Inc	158,480
6,804	*	West Marine, Inc	68,380
38,985		Williams-Sonoma, Inc	2,866,567
892		Winmark Corp	80,289
5,208	*,e	zulily, Inc	64,918
18,794	*	Zumiez, Inc	595,958
		TOTAL RETAILING	453,153,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
15,709	*	Advanced Energy Industries, Inc	384,242
292,256	*,e	Advanced Micro Devices, Inc	660,499
7,533	*	Alpha & Omega Semiconductor Ltd	61,695
124,674		Altera Corp	5,196,412
11,835	*,e	Ambarella, Inc	865,730
39,862	*	Amkor Technology, Inc	280,230
133,184		Analog Devices, Inc	8,236,099
502,448		Applied Materials, Inc	9,943,446
31,397	*	Applied Micro Circuits Corp	168,602
181,202		Atmel Corp	1,373,511
5,463	*,e	Audience, Inc	26,004
109,087		Avago Technologies Ltd	12,750,089
44,358	*	Axcelis Technologies, Inc	111,782
217,400		Broadcom Corp (Class A)	9,610,167
26,047		Brooks Automation, Inc	280,266
9,662	*	Cabot Microelectronics Corp	457,013
4,818	*	Cascade Microtech, Inc	63,887
21,203	*	Cavium Networks, Inc	1,373,742
8,650	*	Ceva, Inc	179,055
29,742	*	Cirrus Logic, Inc	1,004,685
9,419		Cohu, Inc	98,617
52,974	*,e	Cree, Inc	1,678,216
136,209		Cypress Semiconductor Corp	1,814,304
14,527	*	Diodes, Inc	388,161
9,301	*	DSP Group, Inc	105,845
55,661	*	Entegris, Inc	740,848
36,366	*	Entropic Communications, Inc	109,825
15,727	*	Exar Corp	155,226
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,686	*	Fairchild Semiconductor International, Inc	$884,381
31,568	*	First Solar, Inc	1,883,663
21,843	*	Formfactor, Inc	174,089
44,114	*	Freescale Semiconductor Holdings Ltd	1,724,416
12,340	*	Inphi Corp	264,693
59,569	*	Integrated Device Technology, Inc	1,083,560
11,931		Integrated Silicon Solution, Inc	221,320
2,119,380		Intel Corp	68,985,819
72,873		Intersil Corp (Class A)	972,855
9,988		IXYS Corp	112,964
67,485		Kla-Tencor Corp	3,968,118
26,291	*	Kopin Corp	87,286
64,111		Lam Research Corp	4,845,509
46,871	*	Lattice Semiconductor Corp	277,945
101,837		Linear Technology Corp	4,697,741
4,644	*,e	MA-COM Technology Solutions	141,503
159,968		Marvell Technology Group Ltd	2,241,152
114,926		Maxim Integrated Products, Inc	3,773,021
11,428	*,e	MaxLinear, Inc	97,481
17,514		Micrel, Inc	238,190
81,451	e	Microchip Technology, Inc	3,881,547
448,672	*	Micron Technology, Inc	12,621,143
37,763	*	Microsemi Corp	1,259,774
21,340		MKS Instruments, Inc	742,845
15,405		Monolithic Power Systems, Inc	798,441
9,714	*	Nanometrics, Inc	150,178
1,929		NVE Corp	130,902
222,117		Nvidia Corp	4,929,887
26,637	*	Omnivision Technologies, Inc	743,039
175,897	*	ON Semiconductor Corp	2,026,333
12,269	*	PDF Solutions, Inc	221,701
9,022		Pericom Semiconductor Corp	112,955
23,544	*	Photronics, Inc	206,481
77,701	*	PMC - Sierra, Inc	655,019
12,028		Power Integrations, Inc	595,266
61,147	*	Qorvo, Inc	4,030,199
21,183	*,e	QuickLogic Corp	37,282
59,173	*	Rambus, Inc	818,954
16,189	*,e	Rubicon Technology, Inc	62,166
12,643	*	Rudolph Technologies, Inc	162,210
34,252	*	Semtech Corp	797,729
18,199	*	Silicon Laboratories, Inc	940,342
85,304		Skyworks Solutions, Inc	7,869,294
117,635	*,e	SunEdison, Inc	2,978,518
18,113	*,e	SunPower Corp	583,058
79,878		Teradyne, Inc	1,457,774
26,733		Tessera Technologies, Inc	965,329
462,991		Texas Instruments, Inc	25,098,742
11,782	*	Ultra Clean Holdings	70,810
11,090	*	Ultratech, Inc	221,356
18,734	*	Veeco Instruments, Inc	552,840
19,456	*	Xcerra Corp	191,253
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

123,714		Xilinx, Inc	$5,364,239
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	236,071,510

SOFTWARE & SERVICES - 10.4%
4,685	*	A10 Networks, Inc	21,317
271,566		Accenture plc	25,160,590
45,090	*	ACI Worldwide, Inc	1,038,423
197,091		Activision Blizzard, Inc	4,496,631
16,360	*	Actua Corp	236,729
30,778	*	Acxiom Corp	537,384
216,973	*	Adobe Systems, Inc	16,502,966
22,621		Advent Software, Inc	981,978
82,055	*	Akamai Technologies, Inc	6,054,018
25,612	*	Alliance Data Systems Corp	7,614,704
3,462	*,e	Amber Road, Inc	30,327
63,707		Amdocs Ltd	3,508,344
9,809	*	American Software, Inc (Class A)	95,245
34,827	*,e	Angie’s List, Inc	204,434
44,598	*	Ansys, Inc	3,828,292
31,853	*	AOL, Inc	1,270,935
36,651	*	Aspen Technology, Inc	1,626,938
92,829	*	Autodesk, Inc	5,275,472
209,581		Automatic Data Processing, Inc	17,717,978
12,884	*	AVG Technologies NV	308,185
26,722	*	Bankrate, Inc	331,353
3,114	*	Barracuda Networks, Inc	126,210
19,910	*,e	Bazaarvoice, Inc	107,116
1,900	*,e	Benefitfocus, Inc	65,645
18,275		Blackbaud, Inc	923,436
20,985	*,e	Blackhawk Network Holdings, Inc	771,618
16,823	*	Blucora, Inc	229,970
29,189		Booz Allen Hamilton Holding Co	802,697
2,523	*	Borderfree, Inc	15,945
15,474	*	Bottomline Technologies, Inc	414,084
5,229	*,e	Box, Inc	89,468
12,621	*	Brightcove, Inc	87,337
49,717		Broadridge Financial Solutions, Inc	2,680,741
11,032	*	BroadSoft, Inc	349,052
137,801		CA, Inc	4,377,938
11,889	*	CACI International, Inc (Class A)	1,049,085
115,130	*	Cadence Design Systems, Inc	2,147,175
18,327	*	Callidus Software, Inc	226,338
7,045	*	Carbonite, Inc	72,141
17,521	*	Cardtronics, Inc	661,067
3,739	*,e	Care.com, Inc	24,004
4,627		Cass Information Systems, Inc	241,853
64,580		CDK Global, Inc	3,094,674
8,307	*,e	ChannelAdvisor Corp	84,981
30,571	*	Ciber, Inc	107,916
15,319	*,e	Cimpress NV	1,285,877
70,585	*	Citrix Systems, Inc	4,740,489
255,996	*	Cognizant Technology Solutions Corp (Class A)	14,986,006
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,720	*	Commvault Systems, Inc	$856,440
57,639		Computer Sciences Corp	3,714,834
6,003		Computer Task Group, Inc	49,405
13,742	*	comScore, Inc	719,531
9,182	*	Comverse, Inc	224,959
12,466	*	Constant Contact, Inc	434,440
40,661		Convergys Corp	922,191
21,121	*	Cornerstone OnDemand, Inc	604,694
13,131	*	CoStar Group, Inc	2,684,370
4,670	*,e	Coupons.com, Inc	58,515
15,767	*,e	Covisint Corp	30,903
13,500	e	CSG Systems International, Inc	393,120
7,221	*,e	Cvent, Inc	194,100
10,812	*,e	Cyan, Inc	40,329
7,890	*	Datalink Corp	91,208
21,240	*	DealerTrack Holdings, Inc	834,944
3,291	*	Demand Media, Inc	21,095
11,992	*	Demandware, Inc	738,707
15,774	*	DHI Group, Inc	119,882
2,622	e	Digimarc Corp	61,355
12,426		DST Systems, Inc	1,429,984
40,115		EarthLink Holdings Corp	189,744
530,040	*	eBay, Inc	30,880,130
11,888	e	Ebix, Inc	324,424
133,434	*	Electronic Arts, Inc	7,751,181
10,641	*	Ellie Mae, Inc	585,255
12,110	*,e	Endurance International Group Holdings, Inc	222,097
10,543	*	EnerNOC, Inc	116,500
13,583	*	Envestnet, Inc	696,265
15,985	*	EPAM Systems, Inc	1,034,389
12,174		EPIQ Systems, Inc	218,036
1,860	*	ePlus, Inc	154,306
22,527		Equinix, Inc	5,765,335
20,267	*	Euronet Worldwide, Inc	1,185,214
26,096		EVERTEC, Inc	540,970
2,787	*	Everyday Health, Inc	34,169
12,942	*	ExlService Holdings, Inc	445,593
840,680	*	Facebook, Inc	66,220,364
18,740		Factset Research Systems, Inc	2,949,489
13,745		Fair Isaac Corp	1,215,883
120,169		Fidelity National Information Services, Inc	7,509,361
41,133	*,e	FireEye, Inc	1,698,793
43,154	*	First American Corp	1,687,753
104,783	*	Fiserv, Inc	8,131,161
5,007	*,e	Five9, Inc	27,188
35,542	*	FleetCor Technologies, Inc	5,718,352
14,959	*,e	FleetMatics Group plc	681,831
5,122		Forrester Research, Inc	178,194
61,569	*	Fortinet, Inc	2,323,614
36,599	*	Gartner, Inc	3,036,985
63,720	*	Genpact Ltd	1,392,919
9,789	*	Gigamon, Inc	288,090
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,600	*	Global Cash Access, Inc	$196,840
30,345		Global Payments, Inc	3,042,997
6,645	*	Global Sources Ltd	36,813
36,613	*,e	Glu Mobile, Inc	247,504
22,346	*,e	Gogo, Inc	472,394
121,317	*	Google, Inc	65,188,533
119,564	*	Google, Inc (Class A)	65,613,136
3,664	*	GrubHub, Inc	150,847
9,284	*	GTT Communications, Inc	169,526
7,393	*,e	Guidance Software, Inc	43,175
26,956	*	Guidewire Software, Inc	1,346,452
10,211		Hackett Group, Inc	98,026
18,608		Heartland Payment Systems, Inc	947,147
28,527	*	Higher One Holdings, Inc	80,161
37,245	*	HomeAway, Inc	1,040,998
30,346		IAC/InterActiveCorp	2,118,758
14,665	*	iGate Corp	697,467
9,015	*	Imperva, Inc	411,264
26,301	*	Infoblox, Inc	619,652
44,879	*	Informatica Corp	2,157,334
13,542		Information Services Group, Inc	53,220
6,621	*,e	Interactive Intelligence, Inc	291,192
22,093	*	Internap Network Services Corp	207,674
402,914		International Business Machines Corp	69,015,139
118,301		Intuit, Inc	11,869,139
18,949		j2 Global, Inc	1,314,492
34,284		Jack Henry & Associates, Inc	2,280,229
27,375	*	Jive Software, Inc	147,278
9,164	*	Knot, Inc	149,007
29,597	*	Kofax Ltd	326,455
26,348		Leidos Holdings, Inc	1,097,131
28,206	*,e	LendingClub Corp	492,195
31,019	*	Limelight Networks, Inc	114,770
43,726	*	LinkedIn Corp	11,024,636
25,980	*	Lionbridge Technologies	144,189
10,535	*,e	Liquidity Services, Inc	98,608
21,292	*	Liveperson, Inc	200,145
9,652	*	LogMeIn, Inc	619,465
3,064	*	Luxoft Holding, Inc	158,807
6,820	*,e	magicJack VocalTec Ltd	44,330
30,535	*	Manhattan Associates, Inc	1,604,920
9,410		Mantech International Corp (Class A)	275,054
13,195		Marchex, Inc (Class B)	56,079
10,794	*	Marin Software, Inc	65,196
10,225	*,e	Marketo, Inc	290,901
428,823		Mastercard, Inc (Class A)	38,684,123
4,099	*,m	Mavenir Systems, Inc	71,733
27,274		MAXIMUS, Inc	1,745,809
38,559		Mentor Graphics Corp	922,717
3,503,657		Microsoft Corp	170,417,876
3,605	*	MicroStrategy, Inc (Class A)	656,543
29,421	*,e	Millennial Media, Inc	45,603
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,608	*	Model N, Inc	$89,394
14,497	*	ModusLink Global Solutions, Inc	50,740
16,461	*	MoneyGram International, Inc	127,573
15,829		Monotype Imaging Holdings, Inc	513,018
38,282	*	Monster Worldwide, Inc	225,481
14,753	*,e	Netscout Systems, Inc	606,348
16,471	*,e	NetSuite, Inc	1,574,133
24,084	*,e	NeuStar, Inc (Class A)	722,520
26,129		NIC, Inc	444,193
104,441	*	Nuance Communications, Inc	1,601,081
3,016	*,e	OPOWER, Inc	30,160
1,399,825		Oracle Corp	61,060,367
86,197	*,e	Pandora Media, Inc	1,537,754
3,781	*,e	Park City Group, Inc	41,024
145,879		Paychex, Inc	7,059,085
2,354	*,e	Paycom Software, Inc	74,410
14,018		Pegasystems, Inc	301,948
13,586	*	Perficient, Inc	280,279
12,240	*	PRGX Global, Inc	51,898
26,252	*	Progress Software Corp	693,053
14,689	*	Proofpoint, Inc	792,912
9,486	*	PROS Holdings, Inc	210,874
47,152	*	PTC, Inc	1,807,808
3,963	*	Q2 Holdings, Inc	80,647
2,489		QAD, Inc (Class A)	60,682
35,476	*	QLIK Technologies, Inc	1,234,210
8,045	*	Qualys, Inc	398,388
13,828	*	QuinStreet, Inc	75,086
51,869	*	Rackspace Hosting, Inc	2,795,739
10,019	*	Rally Software Development Corp	144,875
9,129	*	RealNetworks, Inc	59,978
20,747	*,e	RealPage, Inc	411,620
86,234	*	Red Hat, Inc	6,489,971
3,209		Reis, Inc	72,941
12,399	*,e	RetailMeNot, Inc	227,894
3,291	*,e	Rightside Group Ltd	26,789
17,243	*,e	Rocket Fuel, Inc	138,116
8,026	*	Rosetta Stone, Inc	67,097
37,512	*	Rovi Corp	694,347
3,008	*	Rubicon Project, Inc	52,550
17,425		Sabre Corp	433,708
256,964	*	Salesforce.com, Inc	18,712,118
9,731	*	Sapiens International Corp NV	84,952
23,978		Science Applications International Corp	1,201,298
11,070	*	Sciquest, Inc	170,146
13,463	*	Seachange International, Inc	90,337
59,365	*	ServiceNow, Inc	4,444,064
26,981	*,e	ServiceSource International LLC	96,322
5,973	*,e	Shutterstock, Inc	403,118
17,227	*,e	Silver Spring Networks, Inc	167,446
27,039	*	SolarWinds, Inc	1,318,962
38,125		Solera Holdings, Inc	1,849,825
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,747	*	Splunk, Inc	$3,300,465
6,421	*	SPS Commerce, Inc	419,034
36,548		SS&C Technologies Holdings, Inc	2,199,093
5,602	*	Stamps.com, Inc	346,708
15,251	*	Sykes Enterprises, Inc	381,733
292,854		Symantec Corp	7,299,386
13,984	*	Synchronoss Technologies, Inc	641,586
73,433	*	Synopsys, Inc	3,442,539
12,660	*	Syntel, Inc	569,953
15,391	*	TA Indigo Holding Corp	150,832
17,511	*	Tableau Software, Inc	1,713,276
38,339	*	Take-Two Interactive Software, Inc	908,634
15,467	*	Tangoe, Inc	211,589
16,987	*	TeleCommunication Systems, Inc (Class A)	52,999
10,125	*	TeleNav, Inc	84,645
7,285		TeleTech Holdings, Inc	188,973
69,834	*	Teradata Corp	3,071,998
7,569	*,e	Textura Corp	198,081
45,995	*	TiVo, Inc	508,245
66,358		Total System Services, Inc	2,625,122
4,367	*	Travelzoo, Inc	57,382
13,220	*	Tremor Video, Inc	33,050
3,307	*,e	TrueCar, Inc	50,994
218,172	*	Twitter, Inc	8,499,981
13,428	*	Tyler Technologies, Inc	1,637,545
11,501	*	Ultimate Software Group, Inc	1,911,696
20,494	*	Unisys Corp	446,154
38,963	*	Unwired Planet, Inc	23,000
50,985	*	Vantiv, Inc	1,993,514
2,125	*,e	Varonis Systems, Inc	61,094
11,802	*,e	Vasco Data Security International	300,007
50,124	*	VeriFone Systems, Inc	1,792,935
24,061	*	Verint Systems, Inc	1,478,067
49,074	*,e	VeriSign, Inc	3,116,690
21,463	*,e	VirnetX Holding Corp	138,651
10,239	*	Virtusa Corp	407,512
854,965		Visa, Inc (Class A)	56,470,438
42,772	*	VMware, Inc (Class A)	3,768,213
27,962	*,e	Vringo, Inc	17,336
15,179	*	WebMD Health Corp (Class A)	670,153
20,610	*	Website Pros, Inc	378,606
250,745	e	Western Union Co	5,085,109
15,788	*	WEX, Inc	1,779,465
5,611	*,e	Wix.com Ltd	109,246
37,773	*	Workday, Inc	3,445,275
464,311		Xerox Corp	5,339,577
12,453	*,e	Xoom Corp	220,045
396,706	*	Yahoo!, Inc	16,885,791
20,190	*,e	Yelp, Inc	795,284
7,470	*,e	YuMe, Inc	38,321
4,002	*,e	Zendesk, Inc	92,286
19,866	*,e	Zillow Group, Inc	1,939,716
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,238	*	Zix Corp	$98,994
288,329	*	Zynga, Inc	706,406
		TOTAL SOFTWARE & SERVICES	1,033,200,079

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
49,002	*,e	3D Systems Corp	1,229,460
31,223		Adtran, Inc	518,614
3,991	*,e	Aerohive Networks, Inc	24,305
5,601	*	Agilysys, Inc	52,705
5,160	e	Alliance Fiber Optic Products, Inc	94,738
127,850		Amphenol Corp (Class A)	7,079,054
13,557		Anixter International, Inc	957,124
2,552,852		Apple, Inc	319,489,428
8,334	*,e	Applied Optoelectronics, Inc	119,009
1,971	*,e	Arista Networks, Inc	126,164
50,088	*	ARRIS Group, Inc	1,686,713
39,589	*	Arrow Electronics, Inc	2,363,859
44,947	*	Aruba Networks, Inc	1,106,146
60,787		Avnet, Inc	2,591,350
21,648		AVX Corp	298,093
5,631		Badger Meter, Inc	350,361
4,074		Bel Fuse, Inc (Class B)	83,639
16,843		Belden CDT, Inc	1,413,970
21,281	*	Benchmark Electronics, Inc	500,742
6,118		Black Box Corp	121,748
173,985		Brocade Communications Systems, Inc	1,966,030
14,389	*	CalAmp Corp	283,607
16,699	*	Calix Networks, Inc	123,406
34,589		CDW Corp	1,325,450
16,366		Checkpoint Systems, Inc	169,552
48,179	*	Ciena Corp	1,026,213
2,182,787		Cisco Systems, Inc	62,929,749
4,709	*,e	Clearfield, Inc	63,807
35,298	*	Cognex Corp	1,584,527
9,960	*	Coherent, Inc	597,600
32,039	*	CommScope Holding Co, Inc	945,471
6,617		Comtech Telecommunications Corp	191,231
4,850	*,e	Control4 Corp	56,842
533,887		Corning, Inc	11,174,255
16,155	*	Cray, Inc	453,794
13,448		CTS Corp	241,257
8,443	*,e	CUI Global, Inc	46,521
15,342		Daktronics, Inc	164,620
39,355		Diebold, Inc	1,368,373
10,399	*	Digi International, Inc	105,030
33,157		Dolby Laboratories, Inc (Class A)	1,334,901
21,804	*	Dot Hill Systems Corp	136,929
7,017	*	DTS, Inc	251,559
7,109	*,e	Eastman Kodak Co	137,701
20,185	*	EchoStar Corp (Class A)	1,009,250
7,109		Electro Rent Corp	77,062
10,102		Electro Scientific Industries, Inc	57,581
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,628	*	Electronics for Imaging, Inc	$777,346
854,590		EMC Corp	22,997,017
30,938	*	Emulex Corp	248,123
42,439	*	Extreme Networks, Inc	106,946
32,658	*	F5 Networks, Inc	3,984,929
13,918	*	Fabrinet	252,055
6,814	*	FARO Technologies, Inc	271,402
16,823		FEI Co	1,269,464
38,470	*	Finisar Corp	782,095
57,308		Flir Systems, Inc	1,770,244
12,192	*	GSI Group, Inc	161,910
39,552	*	Harmonic, Inc	277,260
46,400		Harris Corp	3,723,136
802,337		Hewlett-Packard Co	26,453,051
11,513	*	Immersion Corp	124,686
48,653	*	Infinera Corp	914,676
62,956	*	Ingram Micro, Inc (Class A)	1,583,973
20,418	*	Insight Enterprises, Inc	584,363
16,183		InterDigital, Inc	885,534
9,257	*	Intevac, Inc	44,804
38,296	*,e	InvenSense, Inc	571,376
14,995	*,e	IPG Photonics Corp	1,328,257
19,972	*	Itron, Inc	716,196
22,924	*	Ixia	274,630
92,629		Jabil Circuit, Inc	2,086,005
92,020	*	JDS Uniphase Corp	1,164,973
174,035		Juniper Networks, Inc	4,599,745
18,784	*	Kemet Corp	81,147
66,318	*	Keysight Technologies, Inc	2,219,000
10,284	*	Kimball Electronics, Inc	131,532
41,917	*,e	Knowles Corp	803,549
5,979	*	KVH Industries, Inc	80,657
29,605		Lexmark International, Inc (Class A)	1,314,166
8,981		Littelfuse, Inc	880,048
11,856	*,e	Maxwell Technologies, Inc	66,394
13,539	*	Mercury Computer Systems, Inc	186,974
1,138		Mesa Laboratories, Inc	96,605
15,098		Methode Electronics, Inc	641,061
91,871		Motorola, Inc	5,489,292
6,091		MTS Systems Corp	429,903
3,946	*	Multi-Fineline Electronix, Inc	92,257
39,442		National Instruments Corp	1,128,041
75,273	*	NCR Corp	2,065,491
133,747		NetApp, Inc	4,848,329
14,600	*	Netgear, Inc	441,942
15,808	*	Newport Corp	301,459
10,099	*,e	Nimble Storage, Inc	247,022
5,940	*	Numerex Corp	65,281
38,274	*,e	Oclaro, Inc	73,486
7,973	*	OSI Systems, Inc	535,865
23,721	*	Palo Alto Networks, Inc	3,504,066
8,151		Park Electrochemical Corp	177,040
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,779	*,e	Parkervision, Inc	$26,370
3,831		PC Connection, Inc	93,055
16,902		Plantronics, Inc	900,370
13,431	*	Plexus Corp	578,205
55,882	*	Polycom, Inc	729,260
8,174	*,e	Procera Networks, Inc	94,083
34,549	*	QLogic Corp	507,870
720,788		Qualcomm, Inc	49,013,584
89,500	*	Quantum Corp	179,895
16,011	*	RealD, Inc	196,615
12,287	*	Rofin-Sinar Technologies, Inc	290,710
7,159	*	Rogers Corp	520,531
25,574	*	Ruckus Wireless, Inc	298,704
91,378		SanDisk Corp	6,116,843
32,670	*	Sanmina Corp	664,181
11,360	*	Scansource, Inc	452,696
24,252	*	ShoreTel, Inc	168,794
13,572	*,e	Silicon Graphics International Corp	110,069
19,702	*	Sonus Networks, Inc	156,040
19,936	*,e	Stratasys Ltd	746,603
19,766	*	Super Micro Computer, Inc	568,668
14,300	*	Synaptics, Inc	1,211,496
11,305		SYNNEX Corp	864,832
15,974	*	Tech Data Corp	900,454
2,797		Tessco Technologies, Inc	70,680
114,271	*	Trimble Navigation Ltd	2,905,912
21,256	*	TTM Technologies, Inc	198,744
16,212		Ubiquiti Networks, Inc	463,177
18,788	*,e	Universal Display Corp	827,987
16,534	*	Viasat, Inc	994,024
2,233	*	Viasystems Group, Inc	39,703
31,816	*,e	Violin Memory, Inc	108,493
55,691		Vishay Intertechnology, Inc	706,162
5,516	*	Vishay Precision Group, Inc	78,713
90,654		Western Digital Corp	8,860,522
22,735	*	Zebra Technologies Corp (Class A)	2,093,439
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	614,621,827

TELECOMMUNICATION SERVICES - 2.1%
34,713	*	8x8, Inc	303,044
2,207,746		AT&T, Inc	76,476,321
3,536		Atlantic Tele-Network, Inc	233,447
9,315	*,e	Boingo Wireless, Inc	76,942
253,851		CenturyTel, Inc	9,128,482
80,190	*	Cincinnati Bell, Inc	275,052
32,727		Cogent Communications Group, Inc	1,145,118
21,043	e	Consolidated Communications Holdings, Inc	443,376
8,375	*	Fairpoint Communications, Inc	165,155
428,764	e	Frontier Communications Corp	2,941,321
13,712	*	General Communication, Inc (Class A)	217,472
129,796	*,e	Globalstar, Inc	336,172
3,994	*	Hawaiian Telcom Holdco, Inc	105,202
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,744		IDT Corp (Class B)	$131,880
28,720	*	inContact, Inc	297,252
23,263		Inteliquent, Inc	442,230
10,667	*,e	Intelsat S.A.	134,297
31,918	*,e	Iridium Communications, Inc	324,606
120,601	*	Level 3 Communications, Inc	6,746,420
7,188		Lumos Networks Corp	101,638
21,201	*,e	NTELOS Holdings Corp	123,178
18,108	*	Orbcomm, Inc	109,010
19,090	*	Premiere Global Services, Inc	194,909
29,303	*,e	RingCentral, Inc	504,891
53,331	*	SBA Communications Corp (Class A)	6,176,796
9,480		Shenandoah Telecom Co	326,681
11,864		Spok Holdings, Inc	223,340
317,843	*,e	Sprint Corp	1,630,534
37,784		Telephone & Data Systems, Inc	1,009,211
117,344	*	T-Mobile US, Inc	3,994,390
5,233		US Cellular Corp	193,255
1,753,597		Verizon Communications, Inc	88,451,433
67,718	*	Vonage Holdings Corp	313,534
42,655	e	Windstream Holdings, Inc	498,212
9,725	*	Zayo Group Holdings, Inc	258,199
		TOTAL TELECOMMUNICATION SERVICES	204,033,000

TRANSPORTATION - 2.3%
22,768	*	Air Transport Services Group, Inc	212,198
54,256		Alaska Air Group, Inc	3,475,639
5,558		Allegiant Travel Co	854,598
3,092		Amerco, Inc	995,748
313,506		American Airlines Group, Inc	15,137,637
10,986		Arkansas Best Corp	392,200
12,986	*	Atlas Air Worldwide Holdings, Inc	632,938
45,316	*	Avis Budget Group, Inc	2,453,408
24,190	e	Baltic Trading Ltd	34,350
8,394		Celadon Group, Inc	216,901
59,076	e	CH Robinson Worldwide, Inc	3,803,904
35,657		Con-Way, Inc	1,465,503
13,260	e	Copa Holdings S.A. (Class A)	1,470,401
420,737		CSX Corp	15,184,398
358,560		Delta Air Lines, Inc	16,006,118
9,173	*	Echo Global Logistics, Inc	265,100
85,834		Expeditors International of Washington, Inc	3,933,772
124,771		FedEx Corp	21,157,418
12,492		Forward Air Corp	629,222
20,993	*	Genesee & Wyoming, Inc (Class A)	1,951,299
16,334	*,e	Golden Ocean Group Ltd (Oslo)	81,343
18,112	*	Hawaiian Holdings, Inc	418,025
21,551		Heartland Express, Inc	450,847
184,974	*	Hertz Global Holdings, Inc	3,854,858
20,380	*	Hub Group, Inc (Class A)	813,162
1,603		International Shipholding Corp	17,601
37,356		J.B. Hunt Transport Services, Inc	3,257,443
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,880	*,e	JetBlue Airways Corp	$2,030,006
46,764		Kansas City Southern Industries, Inc	4,792,842
22,870	*	Kirby Corp	1,795,981
24,695		Knight Transportation, Inc	713,686
20,321		Landstar System, Inc	1,266,202
9,209		Marten Transport Ltd	204,992
17,042		Matson, Inc	690,201
35,711		Navios Maritime Holdings, Inc	135,345
135,033		Norfolk Southern Corp	13,618,078
24,980	*	Old Dominion Freight Line	1,776,827
1,099	*	PAM Transportation Services, Inc	64,390
3,699		Park-Ohio Holdings Corp	171,375
877	*	Patriot Transportation Holding, Inc	22,635
10,927	*	Quality Distribution, Inc	108,396
18,858	*	Republic Airways Holdings, Inc	230,822
19,283	*	Roadrunner Transportation Services Holdings, Inc	471,855
21,193		Ryder System, Inc	2,020,965
19,150		Safe Bulkers, Inc	68,557
9,670	*	Saia, Inc	394,053
59,846	*,e	Scorpio Bulkers, Inc	144,229
27,835		Skywest, Inc	379,948
290,486		Southwest Airlines Co	11,782,112
29,515	*	Spirit Airlines, Inc	2,020,892
38,046	*	Swift Transportation Co, Inc	920,713
162,475	*	UAL Corp	9,706,257
6,896	*	Ultrapetrol Bahamas Ltd	8,551
387,476		Union Pacific Corp	41,161,575
303,111		United Parcel Service, Inc (Class B)	30,471,749
2,557		Universal Truckload Services, Inc	54,311
2,325	*	USA Truck, Inc	57,102
36,586	e	UTI Worldwide, Inc	330,372
6,205	*,e	Virgin America, Inc	178,332
17,944		Werner Enterprises, Inc	482,155
34,561	*	Wesco Aircraft Holdings, Inc	541,917
26,346	*,e	XPO Logistics, Inc	1,277,781
14,424	*	YRC Worldwide, Inc	225,014
		TOTAL TRANSPORTATION	229,486,249

UTILITIES - 3.0%
17,065		Abengoa Yield plc	578,674
316,610		AES Corp	4,195,082
48,609		AGL Resources, Inc	2,443,574
17,560		Allete, Inc	883,268
44,601		Alliant Energy Corp	2,697,022
96,164		Ameren Corp	3,936,954
205,477		American Electric Power Co, Inc	11,685,477
18,348		American States Water Co	704,380
77,603		American Water Works Co, Inc	4,230,916
93,312		Aqua America, Inc	2,502,628
3,086		Artesian Resources Corp	66,472
64,659		Atlantic Power Corp	210,142
40,888		Atmos Energy Corp	2,207,952
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,991		Avista Corp	$782,586
17,912		Black Hills Corp	882,882
24,995		California Water Service Group	596,631
168,334	*	Calpine Corp	3,671,365
186,975		Centerpoint Energy, Inc	3,920,866
5,793		Chesapeake Utilities Corp	276,790
28,650		Cleco Corp	1,557,128
106,091		CMS Energy Corp	3,599,668
4,434		Connecticut Water Service, Inc	159,624
124,853		Consolidated Edison, Inc	7,684,702
251,755		Dominion Resources, Inc	18,045,798
70,459		DTE Energy Co	5,610,650
305,356		Duke Energy Corp	23,686,465
50,622	*	Dynegy, Inc	1,684,194
132,483		Edison International	8,073,514
17,179		El Paso Electric Co	639,231
32,229		Empire District Electric Co	759,638
71,392		Entergy Corp	5,510,035
133,192		Eversource Energy	6,494,442
358,163		Exelon Corp	12,184,705
177,203		FirstEnergy Corp	6,363,360
61,218		Great Plains Energy, Inc	1,602,687
41,611		Hawaiian Electric Industries, Inc	1,302,424
20,674		Idacorp, Inc	1,247,262
32,018		Integrys Energy Group, Inc	2,340,516
63,862		ITC Holdings Corp	2,299,032
17,510		Laclede Group, Inc	909,294
74,813		MDU Resources Group, Inc	1,667,582
15,712		MGE Energy, Inc	651,734
6,217		Middlesex Water Co	141,561
33,648		National Fuel Gas Co	2,168,614
34,398		New Jersey Resources Corp	1,049,483
189,118		NextEra Energy, Inc	19,087,680
125,364		NiSource, Inc	5,443,305
18,304	e	Northwest Natural Gas Co	854,797
15,496		NorthWestern Corp	807,187
141,121		NRG Energy, Inc	3,561,894
14,538	e	NRG Yield, Inc	715,270
82,512		OGE Energy Corp	2,696,492
22,000		ONE Gas, Inc	923,340
11,299	e	Ormat Technologies, Inc	413,430
16,775		Otter Tail Corp	501,740
35,022		Pattern Energy Group, Inc	1,014,938
111,110		Pepco Holdings, Inc	2,886,638
196,762		PG&E Corp	10,412,645
31,809		Piedmont Natural Gas Co, Inc	1,190,929
48,556		Pinnacle West Capital Corp	2,971,627
31,726		PNM Resources, Inc	881,348
31,029		Portland General Electric Co	1,090,980
271,591		PPL Corp	9,242,242
215,532		Public Service Enterprise Group, Inc	8,953,199
80,665		Questar Corp	1,890,788
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

56,043		SCANA Corp			$2,969,158
97,160		Sempra Energy			10,315,477
6,388		SJW Corp			186,849
13,180		South Jersey Industries, Inc			695,245
386,405		Southern Co			17,117,742
18,509		Southwest Gas Corp			1,017,995
95,137		TECO Energy, Inc			1,802,846
8,882		TerraForm Power, Inc			351,105
69,568		UGI Corp			2,421,662
23,623		UIL Holdings Corp			1,178,315
8,987		Unitil Corp			307,355
33,919		Vectren Corp			1,464,283
22,678	*,e	Vivint Solar, Inc			320,213
51,005		Westar Energy, Inc			1,920,338
20,634		WGL Holdings, Inc			1,135,076
89,684		Wisconsin Energy Corp			4,405,278
211,279		Xcel Energy, Inc			7,164,471
4,886		York Water Co			122,932
		TOTAL UTILITIES			294,343,813

		TOTAL COMMON STOCKS			9,784,599,721
		(Cost $6,442,800,207)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
7,432	e,m	Magnum Hunter Resources Corp			0
		TOTAL ENERGY			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR			1,231
2,832	m	Furiex Pharmaceuticals, Inc			27,669
1,988	m	Omthera Pharmaceuticals, Inc			1,193
12,340	e,m	Trius Therapeutics, Inc			1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,697

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc			49,856
		TOTAL TELECOMMUNICATION SERVICES			49,856

		TOTAL RIGHTS / WARRANTS			81,553
		(Cost $77,613)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.1%
$7,800,000	d	Federal Home Loan Bank (FHLB)	0.070%	05/04/15	7,799,977
		TOTAL GOVERNMENT AGENCY DEBT			7,799,977
165

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.0%
$3,600,000	d	United States Treasury Bill	0.080%	10/01/15	$3,599,618
		TOTAL TREASURY DEBT			3,599,618

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
254,567,867	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			254,567,867
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			254,567,867
		TOTAL SHORT-TERM INVESTMENTS			265,967,462
		(Cost $265,966,597)

		TOTAL INVESTMENTS - 102.4% (Cost $6,708,844,417)			10,050,648,736
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(240,820,241)
		NET ASSETS - 100.0%			$9,809,828,495

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $243,578,273.
m	Indicates a security that has been deemed illiquid.
166

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
49,378		BorgWarner, Inc	$2,923,178
38,814		Gentex Corp	673,423
60,834		Goodyear Tire & Rubber Co	1,725,556
47,270		Harley-Davidson, Inc	2,657,047
37,786		Johnson Controls, Inc	1,903,659
14,296		Lear Corp	1,587,285
20,666	*,e	Tesla Motors, Inc	4,671,549
9,648		Thor Industries, Inc	580,520
		TOTAL AUTOMOBILES & COMPONENTS	16,722,217

BANKS - 0.1%
5,175	*,e	Nationstar Mortgage Holdings, Inc	129,892
23,096	*,e	Ocwen Financial Corp	196,085
10,551	*	Signature Bank	1,414,784
957	*	SVB Financial Group	127,051
		TOTAL BANKS	1,867,812

CAPITAL GOODS - 7.3%
142,877		3M Co	22,344,534
7,021		A.O. Smith Corp	448,642
9,146		Acuity Brands, Inc	1,526,925
1,129		Air Lease Corp	43,613
20,462		Allegion plc	1,251,251
29,325		Allison Transmission Holdings, Inc	899,691
52,311		Ametek, Inc	2,742,143
10,293	*	Armstrong World Industries, Inc	563,439
22,795		BE Aerospace, Inc	1,362,913
158,087		Boeing Co	22,660,191
28,606		Caterpillar, Inc	2,485,289
21,533	e	Chicago Bridge & Iron Co NV	1,026,047
20,666	*,e	Colfax Corp	1,024,827
3,389		Crane Co	207,102
39,653		Cummins, Inc	5,482,424
32,452		Danaher Corp	2,657,170
16,131		Deere & Co	1,460,178
28,447		Donaldson Co, Inc	1,063,064
26,589		Dover Corp	2,013,319
113,764		Emerson Electric Co	6,692,736
64,456	e	Fastenal Co	2,747,115
30,680		Flowserve Corp	1,795,700
20,573		Fluor Corp	1,237,260
13,855		Fortune Brands Home & Security, Inc	617,933
12,210		Graco, Inc	874,480
22,685	*	HD Supply Holdings, Inc	748,605
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,249		Hexcel Corp	$1,015,487
169,140		Honeywell International, Inc	17,069,609
2,361		Hubbell, Inc (Class B)	256,948
8,765		Huntington Ingalls	1,153,386
15,405		IDEX Corp	1,155,529
70,173		Illinois Tool Works, Inc	6,566,789
5,360		Ingersoll-Rand plc	352,902
5,107		ITT Corp	202,493
10,978	*	KLX, Inc	460,088
10,469		Lennox International, Inc	1,109,295
5,912		Lincoln Electric Holdings, Inc	395,276
58,819		Lockheed Martin Corp	10,975,625
29,084		Manitowoc Co, Inc	573,827
77,177		Masco Corp	2,044,419
12,700	*	Middleby Corp	1,287,018
11,243	*	MRC Global, Inc	164,148
10,267		MSC Industrial Direct Co (Class A)	729,573
2,974	*,e	Navistar International Corp	89,101
13,633		Nordson Corp	1,085,868
1,656	*,e	NOW, Inc	39,578
69,800		Paccar, Inc	4,561,430
23,340		Pall Corp	2,271,449
17,135		Parker Hannifin Corp	2,045,234
2,890		Pentair plc	179,614
31,920		Precision Castparts Corp	6,597,545
10,594	*	Quanta Services, Inc	306,273
29,726		Rockwell Automation, Inc	3,525,504
26,724		Rockwell Collins, Inc	2,601,047
9,558		Roper Industries, Inc	1,607,369
1,590		Snap-On, Inc	237,785
9,063	*,e	SolarCity Corp	544,233
23,589	*	Spirit Aerosystems Holdings, Inc (Class A)	1,200,444
3,496		Stanley Works	345,055
1,017		Timken Co	39,958
12,404		Toro Co	831,564
11,755		TransDigm Group, Inc	2,493,588
25,882		Trinity Industries, Inc	701,143
2,769		Triumph Group, Inc	164,036
20,799	*	United Rentals, Inc	2,008,767
23,341		United Technologies Corp	2,655,039
19,631	*	USG Corp	521,007
535	e	Valmont Industries, Inc	67,421
228	*	Veritiv Corp	9,061
13,160	e	W.W. Grainger, Inc	3,269,339
12,120	*	WABCO Holdings, Inc	1,508,334
20,711		Westinghouse Air Brake Technologies Corp	1,947,870
30,522		Xylem, Inc	1,129,924
		TOTAL CAPITAL GOODS	176,073,583

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
17,121		Cintas Corp	1,368,824
9,925	*	Clean Harbors, Inc	548,356
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,580	*	Copart, Inc	$874,311
12,366		Covanta Holding Corp	250,906
3,791		Dun & Bradstreet Corp	483,997
14,348		Equifax, Inc	1,390,752
14,556	*	IHS, Inc (Class A)	1,826,341
11,972		KAR Auction Services, Inc	445,478
45,275		Nielsen Holdings NV	2,034,658
20,078		Pitney Bowes, Inc	449,145
3,632		R.R. Donnelley & Sons Co	67,628
29,550		Robert Half International, Inc	1,638,548
23,341		Rollins, Inc	578,857
18,294	*	Stericycle, Inc	2,440,968
82,534		Tyco International plc	3,250,189
36,076	*	Verisk Analytics, Inc	2,707,143
15,562		Waste Connections, Inc	737,794
10,250		Waste Management, Inc	507,683
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,601,578

CONSUMER DURABLES & APPAREL - 2.1%
11,660		Carter’s, Inc	1,164,368
59,276		Coach, Inc	2,264,936
7,359	*	Deckers Outdoor Corp	544,566
7,336		DR Horton, Inc	186,334
9,538	*	Fossil Group, Inc	801,001
2,852	*,e	GoPro, Inc	142,828
86,035		Hanesbrands, Inc	2,673,968
14,786		Harman International Industries, Inc	1,927,799
21,786	e	Hasbro, Inc	1,542,231
12,613	*	Jarden Corp	645,533
27,665	*	Kate Spade & Co	904,646
13,742		Leggett & Platt, Inc	583,623
2,732		Lennar Corp (Class A)	125,126
25,377		Mattel, Inc	714,616
44,631	*	Michael Kors Holdings Ltd	2,760,874
35,636		Newell Rubbermaid, Inc	1,358,801
151,752		Nike, Inc (Class B)	14,999,167
954	*	NVR, Inc	1,265,471
15,414		Phillips-Van Heusen Corp	1,593,037
14,639		Polaris Industries, Inc	2,004,957
9,767		Ralph Lauren Corp	1,303,015
13,097	*	Tempur-Pedic International, Inc	797,738
10,435		Tupperware Corp	697,684
37,872	*	Under Armour, Inc (Class A)	2,936,974
74,917		VF Corp	5,426,238
1,646		Whirlpool Corp	289,038
		TOTAL CONSUMER DURABLES & APPAREL	49,654,569

CONSUMER SERVICES - 3.1%
9,394		ARAMARK Holdings Corp	288,678
14,574		Brinker International, Inc	806,962
6,743	*	Chipotle Mexican Grill, Inc (Class A)	4,189,696
1,683		Choice Hotels International, Inc	100,761
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,045		Domino’s Pizza, Inc	$1,299,053
21,496	e	Dunkin Brands Group, Inc	1,120,157
58,148		H&R Block, Inc	1,758,395
29,026	*	Hilton Worldwide Holdings, Inc	840,593
1,171	*	Hyatt Hotels Corp	67,976
81,244		Las Vegas Sands Corp	4,296,183
39,253		Marriott International, Inc (Class A)	3,142,203
215,948		McDonald’s Corp	20,849,779
6,519	*	MGM Mirage	137,877
18,718	*	Norwegian Cruise Line Holdings Ltd	908,010
5,278	*	Panera Bread Co (Class A)	963,129
43,362		Restaurant Brands International, Inc	1,768,302
15,936		SeaWorld Entertainment, Inc	337,843
34,872		Service Corp International	965,257
7,078	*	ServiceMaster Global Holdings, Inc	244,616
15,448		Six Flags Entertainment Corp	726,365
326,270		Starbucks Corp	16,176,467
18,243		Starwood Hotels & Resorts Worldwide, Inc	1,567,986
25,603		Wyndham Worldwide Corp	2,186,496
17,594		Wynn Resorts Ltd	1,954,166
95,003		Yum! Brands, Inc	8,166,458
		TOTAL CONSUMER SERVICES	74,863,408

DIVERSIFIED FINANCIALS - 2.7%
11,958	*	Affiliated Managers Group, Inc	2,704,063
51,218	*	Ally Financial, Inc	1,121,162
195,893		American Express Co	15,171,913
14,158		Ameriprise Financial, Inc	1,773,714
5,757		Artisan Partners Asset Management, Inc	257,856
10,386		BlackRock, Inc	3,779,881
18,644		CBOE Holdings, Inc	1,049,098
41,030		Charles Schwab Corp	1,251,415
26,294		Eaton Vance Corp	1,080,157
15,329		Federated Investors, Inc (Class B)	527,318
68,757		Franklin Resources, Inc	3,545,111
10,525		IntercontinentalExchange Group, Inc	2,363,178
13,315		Invesco Ltd	551,507
71,015		iShares Russell 1000 Growth Index Fund	7,063,152
26,341		Lazard Ltd (Class A)	1,396,863
8,689		Legg Mason, Inc	457,476
12,525		Leucadia National Corp	297,719
18,931	e	LPL Financial Holdings, Inc	766,138
58,709		McGraw-Hill Financial, Inc	6,123,349
38,771		Moody’s Corp	4,168,658
11,193		MSCI, Inc (Class A)	684,900
10,022		NorthStar Asset Management Group, Inc	210,763
1,027		Santander Consumer USA Holdings, Inc	25,357
27,922		SEI Investments Co	1,274,918
38,349		SLM Corp	390,776
20,167	*	Synchrony Financial	628,202
57,096		T Rowe Price Group, Inc	4,635,053
52,401		TD Ameritrade Holding Corp	1,899,536
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,736		Waddell & Reed Financial, Inc (Class A)	$973,379
		TOTAL DIVERSIFIED FINANCIALS	66,172,612

ENERGY - 4.9%
7,908		Anadarko Petroleum Corp	744,143
12,584	*,e	Antero Resources Corp	557,597
2,983		Atwood Oceanics, Inc	99,573
7,538		Baker Hughes, Inc	516,052
90,319		Cabot Oil & Gas Corp	3,054,589
27,282	*	Cameron International Corp	1,495,599
51,851	*	Cheniere Energy, Inc	3,966,083
27,533	e	Chesapeake Energy Corp	434,195
2,098		Cimarex Energy Co	260,991
70,792	*	Cobalt International Energy, Inc	757,474
25,954	*	Concho Resources, Inc	3,287,334
18,626	*,e	Continental Resources, Inc	980,286
1,452	e	CVR Energy, Inc	58,138
16,805	*	Dresser-Rand Group, Inc	1,389,269
8,617	*	Dril-Quip, Inc	686,947
118,541		EOG Resources, Inc	11,729,632
29,409		EQT Corp	2,645,046
50,339	*	FMC Technologies, Inc	2,219,950
834		Frank’s International NV	17,347
15,326	*	Gulfport Energy Corp	750,054
183,352		Halliburton Co	8,975,080
14,204	e	Helmerich & Payne, Inc	1,107,486
7,295		HollyFrontier Corp	282,900
81,706		Kinder Morgan, Inc	3,509,273
26,700	*	Kosmos Energy LLC	261,126
23,442	*,e	Laredo Petroleum Holdings, Inc	370,384
38,511		Marathon Petroleum Corp	3,796,029
6,131	*	Memorial Resource Development Corp	123,785
7,723		Nabors Industries Ltd	128,974
7,851		National Oilwell Varco, Inc	427,173
59,599		Noble Energy, Inc	3,022,861
31,313	*,e	Oasis Petroleum, Inc	561,755
21,918		Oceaneering International, Inc	1,207,901
23,858		Oneok, Inc	1,147,570
16,423		Patterson-UTI Energy, Inc	367,054
5,037		PBF Energy, Inc	142,950
50,356		Phillips 66	3,993,734
30,989		Pioneer Natural Resources Co	5,354,279
5,360		Questar Market Resources, Inc	120,600
35,572		Range Resources Corp	2,260,956
11,384	*,e	Rice Energy, Inc	280,388
13,838	e	RPC, Inc	220,163
282,122		Schlumberger Ltd	26,691,563
24,460	e	Seadrill Ltd	320,181
2,926	*	Seventy Seven Energy, Inc	14,835
83,214	*	Southwestern Energy Co	2,332,488
14,768		St. Mary Land & Exploration Co	856,101
2,947		Superior Energy Services	75,149
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,376		Targa Resources Investments, Inc	$1,089,169
4,151		Teekay Corp	206,346
12,055		Tesoro Corp	1,034,681
10,353	*,e	Ultra Petroleum Corp	176,312
1,447	*	Unit Corp	50,414
27,536		Valero Energy Corp	1,566,798
13,122	*	Whiting Petroleum Corp	497,455
161,894		Williams Cos, Inc	8,287,354
4,000		World Fuel Services Corp	222,000
		TOTAL ENERGY	116,733,566

FOOD & STAPLES RETAILING - 1.9%
89,730		Costco Wholesale Corp	12,835,877
36,226		CVS Corp	3,596,880
110,424		Kroger Co	7,609,318
140,854	*	Rite Aid Corp	1,085,984
20,610	*	Sprouts Farmers Market, Inc	659,211
47,212		Sysco Corp	1,748,260
155,838		Walgreens Boots Alliance, Inc	12,923,645
35,610		Wal-Mart Stores, Inc	2,779,361
34,615		Whole Foods Market, Inc	1,653,212
		TOTAL FOOD & STAPLES RETAILING	44,891,748

FOOD, BEVERAGE & TOBACCO - 7.1%
407,907		Altria Group, Inc	20,415,745
14,137		Archer Daniels Midland Co	691,017
33,149		Brown-Forman Corp (Class B)	2,991,034
24,488		Campbell Soup Co	1,094,858
861,086		Coca-Cola Co	34,925,648
50,887		Coca-Cola Enterprises, Inc	2,259,892
32,377	*	Constellation Brands, Inc (Class A)	3,753,789
42,918		Dr Pepper Snapple Group, Inc	3,200,824
37,457		Flowers Foods, Inc	836,789
132,844		General Mills, Inc	7,351,587
19,883	*	Hain Celestial Group, Inc	1,197,752
33,008		Hershey Co	3,034,095
28,725		Hormel Foods Corp	1,561,204
2,421		Ingredion, Inc	192,227
50,127		Kellogg Co	3,174,543
30,812		Keurig Green Mountain, Inc	3,585,592
129,354		Kraft Foods Group, Inc	10,962,752
78,844		Lorillard, Inc	5,508,042
27,726		McCormick & Co, Inc	2,087,768
43,700		Mead Johnson Nutrition Co	4,191,704
31,300	*	Monster Beverage Corp	4,291,543
329,228		PepsiCo, Inc	31,316,168
200,532		Philip Morris International, Inc	16,738,406
2,393	e	Pilgrim’s Pride Corp	59,107
50,696		Reynolds American, Inc	3,716,017
3,529		Tyson Foods, Inc (Class A)	139,396
37,644	*	WhiteWave Foods Co (Class A)	1,655,207
		TOTAL FOOD, BEVERAGE & TOBACCO	170,932,706
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
22,952		Aetna, Inc	$2,452,880
17,677	*	Align Technology, Inc	1,040,115
14,324	*	Allscripts Healthcare Solutions, Inc	190,509
48,901		AmerisourceBergen Corp	5,589,384
8,059	*,e	athenahealth, Inc	988,517
17,255		Bard (C.R.), Inc	2,874,338
117,230		Baxter International, Inc	8,058,390
41,578		Becton Dickinson & Co	5,857,093
28,719	*	Boston Scientific Corp	511,773
37,183	*	Brookdale Senior Living, Inc	1,347,140
5,397		Cardinal Health, Inc	455,183
45,348	*	Catamaran Corp	2,691,404
24,978	*	Centene Corp	1,548,386
64,341	*	Cerner Corp	4,620,327
4,583		Cigna Corp	571,225
7,917		Cooper Cos, Inc	1,409,780
13,167	*	DaVita, Inc	1,067,844
8,458		Dentsply International, Inc	431,358
22,809	*	Edwards Lifesciences Corp	2,888,760
16,398	*	Envision Healthcare Holdings, Inc	622,468
137,608	*	Express Scripts Holding Co	11,889,331
8,702	*	Halyard Health, Inc	421,873
7,142	*	HCA Holdings, Inc	528,579
18,822	*	Henry Schein, Inc	2,580,496
665		Hill-Rom Holdings, Inc	33,210
15,606	*	Hologic, Inc	526,547
10,155	*	Idexx Laboratories, Inc	1,273,132
16,246	*	IMS Health Holdings, Inc	448,227
3,176	*	Inovalon Holdings, Inc	80,194
7,183	*	Intuitive Surgical, Inc	3,562,624
11,200	*	Laboratory Corp of America Holdings	1,339,072
49,858		McKesson Corp	11,138,277
2,383		Patterson Cos, Inc	111,894
14,211	*	Pediatrix Medical Group, Inc	1,005,855
7,274	*	Premier, Inc	275,685
30,255	e	Resmed, Inc	1,934,505
7,883	*	Sirona Dental Systems, Inc	731,148
39,300		St. Jude Medical, Inc	2,752,965
42,992		Stryker Corp	3,965,582
21,143	*	Tenet Healthcare Corp	1,011,904
4,102		Universal Health Services, Inc (Class B)	479,729
22,724	*	Varian Medical Systems, Inc	2,019,027
8,965	*,e	Veeva Systems, Inc	238,021
2,866		Zimmer Holdings, Inc	314,802
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	93,879,553

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
36,878	e	Avon Products, Inc	301,293
29,343		Church & Dwight Co, Inc	2,381,771
23,027		Clorox Co	2,443,165
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

177,696		Colgate-Palmolive Co	$11,955,387
9,897		Coty, Inc	236,637
49,811		Estee Lauder Cos (Class A)	4,049,136
16,828	*,e	Herbalife Ltd	698,699
67,496		Kimberly-Clark Corp	7,403,636
12,796	e	Nu Skin Enterprises, Inc (Class A)	723,614
35,008		Procter & Gamble Co	2,783,486
4,261		Spectrum Brands, Inc	389,583
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	33,366,407

INSURANCE - 0.5%
3,124		American Financial Group, Inc	197,437
46,354		Aon plc	4,460,645
31,155		Arthur J. Gallagher & Co	1,490,144
2,245		Brown & Brown, Inc	71,728
5,532		Erie Indemnity Co (Class A)	457,773
79,307		Marsh & McLennan Cos, Inc	4,453,881
4,471		Reinsurance Group of America, Inc (Class A)	409,633
		TOTAL INSURANCE	11,541,241

MATERIALS - 4.0%
15,919		Airgas, Inc	1,612,276
7,503		Albemarle Corp	447,929
3,283		Aptargroup, Inc	203,776
7,653		Avery Dennison Corp	425,430
7,642	*	Axalta Coating Systems Ltd	234,457
30,246		Ball Corp	2,220,359
731		Cabot Corp	31,243
570		Carpenter Technology Corp	24,652
2,633		Celanese Corp (Series A)	174,726
7,260		Compass Minerals International, Inc	641,276
29,557	*	Crown Holdings, Inc	1,603,763
1,530		Cytec Industries, Inc	84,594
41,632		Dow Chemical Co	2,123,232
187,759		Du Pont (E.I.) de Nemours & Co	13,743,959
10,426		Eagle Materials, Inc	869,424
29,684		Eastman Chemical Co	2,262,514
57,998		Ecolab, Inc	6,494,616
28,460		FMC Corp	1,687,963
29,841		Huntsman Corp	687,835
17,423		International Flavors & Fragrances, Inc	1,999,289
14,814		International Paper Co	795,808
90,848		LyondellBasell Industries AF S.C.A	9,404,585
13,426		Martin Marietta Materials, Inc	1,915,219
104,633		Monsanto Co	11,923,977
1,971		NewMarket Corp	880,840
21,214	*	Owens-Illinois, Inc	507,227
21,004		Packaging Corp of America	1,453,267
20,635	*	Platform Specialty Products Corp	555,907
30,001		PPG Industries, Inc	6,647,022
63,374		Praxair, Inc	7,727,192
895	e	Rayonier Advanced Materials, Inc	14,955
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,386		RPM International, Inc	$1,254,390
9,169		Scotts Miracle-Gro Co (Class A)	591,492
46,754		Sealed Air Corp	2,131,982
18,158		Sherwin-Williams Co	5,047,924
12,229		Sigma-Aldrich Corp	1,698,853
9,741		Silgan Holdings, Inc	524,748
32,010	e	Southern Copper Corp (NY)	1,042,886
2,484		Tahoe Resources, Inc	35,049
464		TimkenSteel Corp	13,544
17,961		Valspar Corp	1,456,637
7,774		Westlake Chemical Corp	606,216
14,008	*	WR Grace & Co	1,354,854
		TOTAL MATERIALS	95,157,887

MEDIA - 5.3%
12,706	*	AMC Networks, Inc	958,541
45,859	e	Cablevision Systems Corp (Class A)	916,263
97,037		CBS Corp (Class B)	6,028,909
17,350	*	Charter Communications, Inc	3,245,491
24,985		Cinemark Holdings, Inc	1,065,110
3,828		Clear Channel Outdoor Holdings, Inc (Class A)	43,563
514,447		Comcast Corp (Class A)	29,714,459
101,214	*	DIRECTV	9,180,616
48,868	*	Discovery Communications, Inc (Class A)	1,581,368
49,151	*	Discovery Communications, Inc (Class C)	1,485,835
33,569	*	DISH Network Corp (Class A)	2,271,278
90,646		Interpublic Group of Cos, Inc	1,889,063
17,582		Lions Gate Entertainment Corp	545,218
15,939	*	Live Nation, Inc	399,431
5,121		Morningstar, Inc	388,633
55,447		Omnicom Group, Inc	4,200,665
9,316	e	Regal Entertainment Group (Class A)	204,952
21,449		Scripps Networks Interactive (Class A)	1,498,427
559,438	*	Sirius XM Holdings, Inc	2,209,780
18,472	*	Starz-Liberty Capital	726,504
60,432		Time Warner Cable, Inc	9,398,385
304,745		Twenty-First Century Fox, Inc	10,385,709
87,510		Viacom, Inc (Class B)	6,077,569
314,780		Walt Disney Co	34,222,881
		TOTAL MEDIA	128,638,650

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
345,074		AbbVie, Inc	22,312,485
79,005	*	Actavis plc	22,347,354
10,998		Agilent Technologies, Inc	454,987
42,848	*	Alexion Pharmaceuticals, Inc	7,251,167
26,793	*	Alkermes plc	1,483,528
13,134	*	Alnylam Pharmaceuticals, Inc	1,337,961
156,601		Amgen, Inc	24,728,864
51,692	*	Biogen Idec, Inc	19,329,189
33,962	*	BioMarin Pharmaceuticals, Inc	3,805,442
5,092		Bio-Techne Corp	488,628
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

130,349		Bristol-Myers Squibb Co	$8,307,142
24,816	*	Bruker BioSciences Corp	470,511
173,928	*	Celgene Corp	18,794,660
5,187	*	Charles River Laboratories International, Inc	358,733
38,511	*	Endo International plc	3,237,427
333,425	*	Gilead Sciences, Inc	33,512,547
30,209	*	Illumina, Inc	5,566,008
31,279	*	Incyte Corp	3,039,068
2,886	*,e	Intercept Pharmaceuticals, Inc	729,610
13,071	*	Jazz Pharmaceuticals plc	2,335,788
97,690		Johnson & Johnson	9,690,848
1,842	*,e	Juno Therapeutics, Inc	78,727
17,904	*	Mallinckrodt plc	2,026,375
16,677	*	Medivation, Inc	2,013,581
89,000		Merck & Co, Inc	5,300,840
6,488	*	Mettler-Toledo International, Inc	2,056,761
80,800	*	Mylan NV	5,838,608
14,207	*,e	Myriad Genetics, Inc	469,257
3,789	*	PerkinElmer, Inc	194,224
6,888		Perrigo Co plc	1,262,433
13,212	*	Pharmacyclics, Inc	3,384,914
5,757	*	Quintiles Transnational Holdings, Inc	379,271
17,106	*	Regeneron Pharmaceuticals, Inc	7,825,311
21,722	*,e	Seattle Genetics, Inc	745,933
34,772		Thermo Electron Corp	4,370,145
10,213	*	United Therapeutics Corp	1,630,914
51,045	*	Vertex Pharmaceuticals, Inc	6,292,828
2,941	*,e	VWR Corp	78,054
18,326	*	Waters Corp	2,294,232
108,507		Zoetis Inc	4,819,881
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	240,644,236

REAL ESTATE - 2.1%
91,248		American Tower Corp	8,625,673
20,675		Apartment Investment & Management Co (Class A)	780,068
4,001		Boston Properties, Inc	529,372
64,040	*	CBRE Group, Inc	2,455,294
3,598		Columbia Property Trust, Inc	94,376
25,909	*,e	Communications Sales & Leasing, Inc	779,349
72,433		Crown Castle International Corp	6,050,329
11,950		Equity Lifestyle Properties, Inc	631,199
24,145		Extra Space Storage, Inc	1,591,880
9,607		Federal Realty Investment Trust	1,284,168
3,502		Gaming and Leisure Properties, Inc	125,021
40,622		Health Care REIT, Inc	2,925,596
4,843		Healthcare Trust of America, Inc	125,385
3,862	*	Howard Hughes Corp	573,391
35,305		Iron Mountain, Inc	1,217,669
3,318		Jones Lang LaSalle, Inc	550,987
16,756		Lamar Advertising Co	971,178
9,588		NorthStar Realty Finance Corp	179,871
9,395		Omega Healthcare Investors, Inc	339,066
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,725		Outfront Media, Inc	$49,542
3,466		Paramount Group, Inc	63,497
18,421		Plum Creek Timber Co, Inc	777,366
28,808		Public Storage, Inc	5,413,311
5,947		Rayonier, Inc	152,184
12,142	*	Realogy Holdings Corp	575,652
50,089		Simon Property Group, Inc	9,090,653
12,712		Tanger Factory Outlet Centers, Inc	426,869
12,082		Taubman Centers, Inc	870,025
4,254		Urban Edge Properties	96,268
29,827		Ventas, Inc	2,055,080
9,251		Vornado Realty Trust	957,386
10,916		Weyerhaeuser Co	343,963
4,400		WP GLIMCHER, Inc	66,000
		TOTAL REAL ESTATE	50,767,668

RETAILING - 7.4%
2,081		Aaron’s, Inc	70,754
3,457	e	Abercrombie & Fitch Co (Class A)	77,713
15,747		Advance Auto Parts, Inc	2,251,821
81,779	*	Amazon.com, Inc	34,492,747
14,925	*	Autonation, Inc	918,634
7,085	*	AutoZone, Inc	4,765,796
16,999	*	Bed Bath & Beyond, Inc	1,197,750
18,100		Best Buy Co, Inc	627,165
4,229		Big Lots, Inc	192,716
1,044	*,e	Cabela’s, Inc	55,061
32,966	*	Carmax, Inc	2,245,314
16,015		Chico’s FAS, Inc	270,013
13,796		CST Brands, Inc	575,431
4,164		Dick’s Sporting Goods, Inc	225,939
3,344		Dillard’s, Inc (Class A)	440,037
51,086		Dollar General Corp	3,714,463
44,718	*	Dollar Tree, Inc	3,416,902
21,604		Expedia, Inc	2,035,745
20,254		Family Dollar Stores, Inc	1,582,648
4,094		Foot Locker, Inc	243,388
1,063	e	GameStop Corp (Class A)	40,968
53,642		Gap, Inc	2,126,369
30,973		Genuine Parts Co	2,782,924
19,013		GNC Holdings, Inc	818,510
102,409	*	Groupon, Inc	708,670
283,105		Home Depot, Inc	30,286,573
2,291		Kohl’s Corp	164,150
18,695		L Brands, Inc	1,670,585
53,654	*	Liberty Interactive Corp	1,543,089
16,025	*	Liberty TripAdvisor Holdings, Inc	476,103
30,914	*	Liberty Ventures	1,288,495
64,560	*	LKQ Corp	1,747,639
208,064		Lowe’s Companies, Inc	14,327,287
57,094		Macy’s, Inc	3,689,985
5,224	*	Michaels Cos, Inc	135,093
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,969	*	Murphy USA, Inc	$324,625
13,029	*	NetFlix, Inc	7,250,638
29,716		Nordstrom, Inc	2,245,341
22,991	*	O’Reilly Automotive, Inc	5,008,130
3,503		Penske Auto Group, Inc	170,981
11,203	*	Priceline.com, Inc	13,867,185
46,290		Ross Stores, Inc	4,577,155
26,054	*	Sally Beauty Holdings, Inc	813,145
5,320	*,e	Sears Holdings Corp	212,481
12,167		Signet Jewelers Ltd	1,631,960
14,354		Target Corp	1,131,526
24,341		Tiffany & Co	2,129,351
151,327		TJX Companies, Inc	9,766,645
29,851		Tractor Supply Co	2,568,977
24,503	*	TripAdvisor, Inc	1,972,246
14,004	*	Ulta Salon Cosmetics & Fragrance, Inc	2,115,864
16,525	*	Urban Outfitters, Inc	661,661
21,044		Williams-Sonoma, Inc	1,547,365
3,437	*,e	zulily, Inc	42,842
		TOTAL RETAILING	179,244,595

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
136,326	*,e	Advanced Micro Devices, Inc	308,097
25,039		Altera Corp	1,043,625
30,732		Analog Devices, Inc	1,900,467
175,489		Applied Materials, Inc	3,472,927
89,610		Atmel Corp	679,244
54,277		Avago Technologies Ltd	6,343,896
15,138	*,e	Cree, Inc	479,572
20,982	*	Freescale Semiconductor Holdings Ltd	820,186
92,802		Intel Corp	3,020,705
32,056		Kla-Tencor Corp	1,884,893
9,471		Lam Research Corp	715,818
52,152		Linear Technology Corp	2,405,772
55,457		Maxim Integrated Products, Inc	1,820,653
42,281	e	Microchip Technology, Inc	2,014,901
203,123	*	Micron Technology, Inc	5,713,850
19,578		Nvidia Corp	434,534
49,129	*	ON Semiconductor Corp	565,966
42,175		Skyworks Solutions, Inc	3,890,644
19,231	*,e	SunEdison, Inc	486,929
1,615	*,e	SunPower Corp	51,987
4,481		Teradyne, Inc	81,778
233,536		Texas Instruments, Inc	12,659,987
59,168		Xilinx, Inc	2,565,524
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	53,361,955

SOFTWARE & SERVICES - 17.6%
137,099		Accenture plc	12,702,222
69,350		Activision Blizzard, Inc	1,582,220
109,337	*	Adobe Systems, Inc	8,316,172
38,547	*	Akamai Technologies, Inc	2,843,998
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,729	*	Alliance Data Systems Corp	$3,784,459
5,072	*	Ansys, Inc	435,381
38,618	*	Autodesk, Inc	2,194,661
104,434		Automatic Data Processing, Inc	8,828,850
15,312		Booz Allen Hamilton Holding Co	421,080
26,465		Broadridge Financial Solutions, Inc	1,426,993
60,463	*	Cadence Design Systems, Inc	1,127,635
34,223		CDK Global, Inc	1,639,966
31,988	*	Citrix Systems, Inc	2,148,314
132,465	*	Cognizant Technology Solutions Corp (Class A)	7,754,501
2,984		Computer Sciences Corp	192,319
6,891	*	CoStar Group, Inc	1,408,727
6,041		DST Systems, Inc	695,198
274,233	*	eBay, Inc	15,976,815
52,318	*	Electronic Arts, Inc	3,039,153
12,083		Equinix, Inc	3,092,402
428,804	*	Facebook, Inc	33,776,891
9,535		Factset Research Systems, Inc	1,500,714
8,029		Fidelity National Information Services, Inc	501,732
16,545	*,e	FireEye, Inc	683,309
54,210	*	Fiserv, Inc	4,206,696
18,045	*	FleetCor Technologies, Inc	2,903,260
30,019	*	Fortinet, Inc	1,132,917
19,462	*	Gartner, Inc	1,614,957
3,102	*	Genpact Ltd	67,810
14,790		Global Payments, Inc	1,483,141
62,082	*	Google, Inc	33,359,114
60,968	*	Google, Inc (Class A)	33,457,409
18,727	*	HomeAway, Inc	523,420
6,898		IAC/InterActiveCorp	481,618
21,143	*	Informatica Corp	1,016,344
206,115		International Business Machines Corp	35,305,438
61,514		Intuit, Inc	6,171,700
18,259		Jack Henry & Associates, Inc	1,214,406
10,052	*,e	LendingClub Corp	175,407
22,538	*	LinkedIn Corp	5,682,506
219,707		Mastercard, Inc (Class A)	19,819,769
1,163,270		Microsoft Corp	56,581,453
8,885	*	NetSuite, Inc	849,139
711,908		Oracle Corp	31,053,427
44,301	*,e	Pandora Media, Inc	790,330
65,456		Paychex, Inc	3,167,416
25,444	*	PTC, Inc	975,523
25,459	*	Rackspace Hosting, Inc	1,372,240
40,659	*	Red Hat, Inc	3,059,996
9,159		Sabre Corp	227,968
133,205	*	Salesforce.com, Inc	9,699,988
31,291	*	ServiceNow, Inc	2,342,444
13,857	*	SolarWinds, Inc	675,944
14,655		Solera Holdings, Inc	711,061
25,627	*	Splunk, Inc	1,700,223
8,840	*	Tableau Software, Inc	864,906
179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,452	*	Teradata Corp	$1,075,643
26,808		Total System Services, Inc	1,060,524
112,038	*	Twitter, Inc	4,365,000
26,902	*	Vantiv, Inc	1,051,868
23,437	*	VeriFone Systems, Inc	838,342
25,754	*,e	VeriSign, Inc	1,635,637
436,036		Visa, Inc (Class A)	28,800,178
18,518	*	VMware, Inc (Class A)	1,631,436
119,059		Western Union Co	2,414,517
20,273	*	Workday, Inc	1,849,100
10,750	*,e	Yelp, Inc	423,443
10,171	*,e	Zillow Group, Inc	993,096
		TOTAL SOFTWARE & SERVICES	424,900,466

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
24,035	*,e	3D Systems Corp	603,038
68,054		Amphenol Corp (Class A)	3,768,150
1,309,620	d	Apple, Inc	163,898,943
1,036	*,e	Arista Networks, Inc	66,314
27,313	*	ARRIS Group, Inc	919,765
4,979		Avnet, Inc	212,255
18,809		CDW Corp	720,761
13,585	*	CommScope Holding Co, Inc	400,893
64,757		Corning, Inc	1,355,364
14,400		Diebold, Inc	500,688
1,869	*	EchoStar Corp (Class A)	93,450
43,172		EMC Corp	1,161,759
16,400	*	F5 Networks, Inc	2,001,128
23,605		Flir Systems, Inc	729,158
5,008		Harris Corp	401,842
6,987	*,e	IPG Photonics Corp	618,908
20,228		Juniper Networks, Inc	534,626
6,149	*	Keysight Technologies, Inc	205,746
10,786		Motorola, Inc	644,464
22,215		National Instruments Corp	635,349
3,978	*	NCR Corp	109,156
24,630		NetApp, Inc	892,838
11,895	*	Palo Alto Networks, Inc	1,757,129
366,562		Qualcomm, Inc	24,926,216
22,709		SanDisk Corp	1,520,140
6,079	*,e	Stratasys Ltd	227,659
56,683	*	Trimble Navigation Ltd	1,441,449
10,932	*	Zebra Technologies Corp (Class A)	1,006,619
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	211,353,807

TELECOMMUNICATION SERVICES - 2.2%
8,158		CenturyTel, Inc	293,362
59,537	*	Level 3 Communications, Inc	3,330,500
28,234	*	SBA Communications Corp (Class A)	3,270,062
897,798		Verizon Communications, Inc	45,284,931
21,591	e	Windstream Holdings, Inc	252,183
1,579	*	Zayo Group Holdings, Inc	41,922
		TOTAL TELECOMMUNICATION SERVICES	52,472,960
180

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 3.3%
26,772		Alaska Air Group, Inc	$1,715,014
755		Amerco, Inc	243,140
156,359		American Airlines Group, Inc	7,549,794
22,336	*	Avis Budget Group, Inc	1,209,271
32,214	e	CH Robinson Worldwide, Inc	2,074,259
5,457	e	Copa Holdings S.A. (Class A)	605,127
11,051		Delta Air Lines, Inc	493,317
43,883		Expeditors International of Washington, Inc	2,011,158
27,374		FedEx Corp	4,641,809
5,477	*	Genesee & Wyoming, Inc (Class A)	509,087
96,897	*	Hertz Global Holdings, Inc	2,019,334
19,615		J.B. Hunt Transport Services, Inc	1,710,428
18,326		Kansas City Southern Industries, Inc	1,878,232
12,335	*	Kirby Corp	968,668
10,358		Landstar System, Inc	645,407
14,726		Norfolk Southern Corp	1,485,117
13,669	*	Old Dominion Freight Line	972,276
133,705		Southwest Airlines Co	5,423,075
15,988	*	Spirit Airlines, Inc	1,094,698
80,776	*	UAL Corp	4,825,558
196,544		Union Pacific Corp	20,878,869
154,530		United Parcel Service, Inc (Class B)	15,534,901
		TOTAL TRANSPORTATION	78,488,539

UTILITIES - 0.1%
10,662	*	Calpine Corp	232,538
7,903		Dominion Resources, Inc	566,487
31,791		ITC Holdings Corp	1,144,476
		TOTAL UTILITIES	1,943,501

		TOTAL COMMON STOCKS	2,395,275,264
		(Cost $1,760,604,047)

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
39,961,341	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	39,961,341
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	39,961,341
		TOTAL SHORT-TERM INVESTMENTS	39,961,341
		(Cost $39,961,341)

		TOTAL INVESTMENTS - 101.3%	2,435,236,605
		(Cost $1,800,565,388)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(29,731,157)
		NET ASSETS - 100.0%	$2,405,505,448
181

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,371,759.
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
1,186,210		Ford Motor Co	$18,742,118
491,596		General Motors Co	17,235,355
38,763		Gentex Corp	672,538
149,285		Johnson Controls, Inc	7,520,978
5,056		Lear Corp	561,368
33,636	*	TRW Automotive Holdings Corp	3,533,798
13,884	*	Visteon Corp	1,407,838
		TOTAL AUTOMOBILES & COMPONENTS	49,673,993

BANKS - 11.4%
46,670		Associated Banc-Corp	877,863
3,223,639		Bank of America Corp	51,352,569
13,502		Bank of Hawaii Corp	815,386
31,349		BankUnited	1,030,128
218,274		BB&T Corp	8,357,711
8,108	e	BOK Financial Corp	528,561
56,034		CIT Group, Inc	2,523,211
931,679		Citigroup, Inc	49,677,124
49,980		Citizens Financial Group, Inc	1,301,979
14,981		City National Corp	1,396,229
54,516		Comerica, Inc	2,584,604
26,678		Commerce Bancshares, Inc	1,139,417
15,987		Cullen/Frost Bankers, Inc	1,166,092
43,564		East West Bancorp, Inc	1,768,263
262,548		Fifth Third Bancorp	5,250,960
73,082		First Horizon National Corp	1,041,418
105,624		First Niagara Financial Group, Inc	960,650
41,823		First Republic Bank	2,437,863
53,467		Fulton Financial Corp	650,159
160,063		Hudson City Bancorp, Inc	1,488,586
254,944		Huntington Bancshares, Inc	2,768,692
1,161,643		JPMorgan Chase & Co	73,485,536
270,717		Keycorp	3,911,861
40,431		M&T Bank Corp	4,838,378
897	*,e	Nationstar Mortgage Holdings, Inc	22,515
135,852	e	New York Community Bancorp, Inc	2,335,296
30,923		PacWest Bancorp	1,394,627
94,002	e	People’s United Financial, Inc	1,420,370
163,416		PNC Financial Services Group, Inc	14,990,150
29,833	*	Popular, Inc	967,484
421,931		Regions Financial Corp	4,147,582
1,447	*	Signature Bank	194,028
163,511		SunTrust Banks, Inc	6,785,706
14,318	*	SVB Financial Group	1,900,858

183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,828		Synovus Financial Corp	$1,101,642
48,755		TCF Financial Corp	763,503
24,619		TFS Financial Corp	359,930
527,764		US Bancorp	22,625,243
1,465,723		Wells Fargo & Co	80,761,337
61,666		Zions Bancorporation	1,747,306
		TOTAL BANKS	362,870,817

CAPITAL GOODS - 8.1%
12,103		A.O. Smith Corp	773,382
43,878	*	Aecom Technology Corp	1,384,790
27,871	e	AGCO Corp	1,435,635
28,126		Air Lease Corp	1,086,507
33,422		Babcock & Wilcox Co	1,080,199
19,543		Carlisle Cos, Inc	1,885,899
151,287		Caterpillar, Inc	13,143,814
9,713		Crane Co	593,561
142,357		Danaher Corp	11,656,191
82,304		Deere & Co	7,450,158
4,642		Donaldson Co, Inc	173,472
13,762		Dover Corp	1,042,059
146,077		Eaton Corp	10,039,872
54,776		Emerson Electric Co	3,222,472
58,237		Exelis, Inc	1,427,971
18,089		Fluor Corp	1,087,872
29,618		Fortune Brands Home & Security, Inc	1,320,963
14,596		GATX Corp	794,022
93,659		General Dynamics Corp	12,861,254
3,077,666		General Electric Co	83,343,195
15,131		Hubbell, Inc (Class B)	1,646,707
2,208		Huntington Ingalls	290,551
2,080		IDEX Corp	156,021
76,039		Ingersoll-Rand plc	5,006,408
22,918		ITT Corp	908,699
41,072	*	Jacobs Engineering Group, Inc	1,760,346
31,750		Joy Global, Inc	1,353,820
50,274		KBR, Inc	878,287
23,878		Kennametal, Inc	845,520
26,123		L-3 Communications Holdings, Inc	3,001,794
16,676		Lincoln Electric Holdings, Inc	1,114,957
18,831	*	MRC Global, Inc	274,933
13,604	*,e	Navistar International Corp	407,576
61,901		Northrop Grumman Corp	9,535,230
31,075	*,e	NOW, Inc	742,693
18,117		Orbital ATK, Inc	1,325,440
24,113		Oshkosh Truck Corp	1,298,244
36,705		Owens Corning, Inc	1,419,015
9,760		Paccar, Inc	637,816
21,505		Parker Hannifin Corp	2,566,837
53,780		Pentair plc	3,342,427
49,684	*	Quanta Services, Inc	1,436,364
95,861		Raytheon Co	9,969,544
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,256		Regal-Beloit Corp	$1,114,819
5,004		Rockwell Collins, Inc	487,039
16,861		Roper Industries, Inc	2,835,514
15,328		Snap-On, Inc	2,292,302
2,452	*	Spirit Aerosystems Holdings, Inc (Class A)	124,782
12,131		SPX Corp	934,087
41,858		Stanley Works	4,131,385
33,841		Terex Corp	929,274
85,976		Textron, Inc	3,781,224
21,815		Timken Co	857,111
12,340		Trinity Industries, Inc	334,291
11,604		Triumph Group, Inc	687,421
250,021		United Technologies Corp	28,439,889
7,294	e	Valmont Industries, Inc	919,190
3,543	*	Vectrus, Inc	90,559
1,978	*	Veritiv Corp	78,606
14,084	*,e	WESCO International, Inc	1,016,020
14,942		Xylem, Inc	553,153
		TOTAL CAPITAL GOODS	255,329,183

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
52,240	e	ADT Corp	1,964,224
5,716		Cintas Corp	456,994
5,406	*	Clean Harbors, Inc	298,681
36,616		Corrections Corp of America	1,347,103
19,094		Covanta Holding Corp	387,417
7,592		Dun & Bradstreet Corp	969,271
17,667		Equifax, Inc	1,712,462
26,668		KAR Auction Services, Inc	992,316
23,783		Manpower, Inc	2,029,403
20,697		Nielsen Holdings NV	930,123
33,807		Pitney Bowes, Inc	756,263
54,924		R.R. Donnelley & Sons Co	1,022,685
81,901		Republic Services, Inc	3,327,638
19,684		Towers Watson & Co	2,497,998
14,768		Tyco International plc	581,564
14,411		Waste Connections, Inc	683,226
127,960		Waste Management, Inc	6,337,859
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	26,295,227

CONSUMER DURABLES & APPAREL - 0.8%
90,139		DR Horton, Inc	2,289,531
37,622	*,e	Garmin Ltd	1,700,138
2,142	*,e	GoPro, Inc	107,271
5,978		Hasbro, Inc	423,183
41,022	*	Jarden Corp	2,099,506
21,232		Leggett & Platt, Inc	901,723
50,305		Lennar Corp (Class A)	2,303,969
67,664		Mattel, Inc	1,905,418
18,549	*	Mohawk Industries, Inc	3,218,252
34,824		Newell Rubbermaid, Inc	1,327,839
3,028		Phillips-Van Heusen Corp	312,944
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

116,037		Pulte Homes, Inc	$2,239,514
4,770		Ralph Lauren Corp	636,366
10,388	*	Taylor Morrison Home Corp	192,386
55,398	*	Toll Brothers, Inc	1,968,845
18,432	*	Vista Outdoor, Inc	806,584
21,454		Whirlpool Corp	3,767,322
		TOTAL CONSUMER DURABLES & APPAREL	26,200,791

CONSUMER SERVICES - 0.7%
33,894	*	Apollo Group, Inc (Class A)	568,911
1,983		ARAMARK Holdings Corp	60,938
130,467		Carnival Corp	5,736,634
9,827		Choice Hotels International, Inc	588,342
37,742		Darden Restaurants, Inc	2,406,807
19,622		DeVry, Inc	593,369
1,068		Graham Holdings Co	1,092,489
12,553	*	Hyatt Hotels Corp	728,702
7,856		Marriott International, Inc (Class A)	628,873
105,292	*	MGM Mirage	2,226,926
2,516	*	Norwegian Cruise Line Holdings Ltd	122,051
51,157		Royal Caribbean Cruises Ltd	3,481,745
14,739		Service Corp International	407,976
3,815	*	ServiceMaster Global Holdings, Inc	131,846
30,434		Starwood Hotels & Resorts Worldwide, Inc	2,615,802
79,523		Wendy’s	804,773
		TOTAL CONSUMER SERVICES	22,196,184

DIVERSIFIED FINANCIALS - 5.1%
8,515	*	Ally Financial, Inc	186,393
37,945		Ameriprise Financial, Inc	4,753,750
350,609		Bank of New York Mellon Corp	14,844,785
24,258		BlackRock, Inc	8,828,457
174,889		Capital One Financial Corp	14,139,776
289,022		Charles Schwab Corp	8,815,171
97,740		CME Group, Inc	8,885,543
142,975		Discover Financial Services	8,288,261
88,168	*	E*Trade Financial Corp	2,538,357
7,190		Federated Investors, Inc (Class B)	247,336
26,611	*	FNFV Group	397,834
22,496		Franklin Resources, Inc	1,159,894
137,352		Goldman Sachs Group, Inc	26,978,680
16,078		Interactive Brokers Group, Inc (Class A)	545,848
20,363		IntercontinentalExchange Group, Inc	4,572,104
112,255		Invesco Ltd	4,649,602
64,500	e	iShares Russell 1000 Value Index Fund	6,707,355
20,069		Legg Mason, Inc	1,056,633
94,367		Leucadia National Corp	2,243,104
469,173		Morgan Stanley	17,504,844
19,060		MSCI, Inc (Class A)	1,166,281
36,335		NASDAQ OMX Group, Inc	1,766,971
119,514		Navient Corp	2,335,304
72,678		Northern Trust Corp	5,316,396
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

42,560		NorthStar Asset Management Group, Inc	$895,037
37,794		Raymond James Financial, Inc	2,136,495
23,090		Santander Consumer USA Holdings, Inc	570,092
3,877		SEI Investments Co	177,024
85,127		SLM Corp	867,444
132,459		State Street Corp	10,215,238
11,827	*	Synchrony Financial	368,411
11,757		TD Ameritrade Holding Corp	426,191
39,501		Voya Financial, Inc	1,672,472
		TOTAL DIVERSIFIED FINANCIALS	165,257,083

ENERGY - 11.3%
143,539		Anadarko Petroleum Corp	13,507,020
117,846		Apache Corp	8,060,666
15,065		Atwood Oceanics, Inc	502,870
122,885		Baker Hughes, Inc	8,412,707
99,266		California Resources Corp	923,174
21,224	*	Cameron International Corp	1,163,500
125,014	e	Chesapeake Energy Corp	1,971,471
584,326		Chevron Corp	64,895,245
23,183		Cimarex Energy Co	2,883,965
9,669	*	Cobalt International Energy, Inc	103,458
377,121		ConocoPhillips	25,614,058
70,225		Consol Energy, Inc	2,280,908
3,587	e	CVR Energy, Inc	143,623
110,838	e	Denbury Resources, Inc	976,483
125,011	*	Devon Energy Corp	8,527,000
19,660	e	Diamond Offshore Drilling, Inc	658,020
22,690		Energen Corp	1,614,847
10,367	*,e	EP Energy Corp	153,121
4,290		EQT Corp	385,843
1,317,862	d	Exxon Mobil Corp	115,141,603
10,786		Frank’s International NV	224,349
15,250	e	Golar LNG Ltd	548,924
4,887	*	Gulfport Energy Corp	239,170
9,204	e	Helmerich & Payne, Inc	717,636
77,040		Hess Corp	5,924,376
49,840		HollyFrontier Corp	1,932,795
302,201		Kinder Morgan, Inc	12,979,533
5,224	*,e	Laredo Petroleum Holdings, Inc	82,539
206,375		Marathon Oil Corp	6,418,262
18,978		Marathon Petroleum Corp	1,870,661
7,021	*	Memorial Resource Development Corp	141,754
55,032		Murphy Oil Corp	2,620,074
81,823		Nabors Industries Ltd	1,366,444
110,413		National Oilwell Varco, Inc	6,007,571
49,688	*	Newfield Exploration Co	1,949,757
33,241		Noble Energy, Inc	1,685,984
241,421		Occidental Petroleum Corp	19,337,822
13,905	*	Oil States International, Inc	661,739
30,718		Oneok, Inc	1,477,536
20,272		Patterson-UTI Energy, Inc	453,079
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,461		PBF Energy, Inc	$438,783
85,335	e	Peabody Energy Corp	403,635
102,083		Phillips 66	8,096,203
47,127		Questar Market Resources, Inc	1,060,358
2,386	*,e	Rice Energy, Inc	58,767
37,947		Rowan Cos plc	804,097
162,062	*,e	SandRidge Energy, Inc	306,297
76,157	e	Seadrill Ltd	996,895
19,524	*	Seventy Seven Energy, Inc	98,987
205,720		Spectra Energy Corp	7,663,070
44,574		Superior Energy Services	1,136,637
7,137		Teekay Corp	354,780
22,885		Tesoro Corp	1,964,220
14,463	e	Tidewater, Inc	400,480
32,628	*,e	Ultra Petroleum Corp	555,655
13,881	*	Unit Corp	483,614
124,256		Valero Energy Corp	7,070,166
40,610	*	Whiting Petroleum Corp	1,539,525
16,713		World Fuel Services Corp	927,572
62,255	*	WPX Energy, Inc	856,006
		TOTAL ENERGY	359,775,334

FOOD & STAPLES RETAILING - 2.5%
7,918		Costco Wholesale Corp	1,132,670
308,093		CVS Corp	30,590,554
103,197	*	Rite Aid Corp	795,649
112,446		Sysco Corp	4,163,876
72,338		Walgreens Boots Alliance, Inc	5,998,990
439,339		Wal-Mart Stores, Inc	34,290,409
63,874		Whole Foods Market, Inc	3,050,622
		TOTAL FOOD & STAPLES RETAILING	80,022,770

FOOD, BEVERAGE & TOBACCO - 2.3%
32,901		Altria Group, Inc	1,646,695
181,076		Archer Daniels Midland Co	8,850,995
44,566		Bunge Ltd	3,849,165
18,119		Campbell Soup Co	810,101
128,674		ConAgra Foods, Inc	4,651,565
3,209	*	Constellation Brands, Inc (Class A)	372,051
2,383	*	Hain Celestial Group, Inc	143,552
19,837		Ingredion, Inc	1,575,058
31,943		J.M. Smucker Co	3,702,833
7,786		Kellogg Co	493,087
41,937		Molson Coors Brewing Co (Class B)	3,082,789
519,799		Mondelez International, Inc	19,944,688
199,675		Philip Morris International, Inc	16,666,872
16,376	e	Pilgrim’s Pride Corp	404,487
16,858		Pinnacle Foods, Inc	683,592
23,366		Reynolds American, Inc	1,712,728
82,388		Tyson Foods, Inc (Class A)	3,254,326
		TOTAL FOOD, BEVERAGE & TOBACCO	71,844,584
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
461,445		Abbott Laboratories	$21,420,277
76,947		Aetna, Inc	8,223,326
33,514	*	Allscripts Healthcare Solutions, Inc	445,736
85,346		Anthem, Inc	12,881,272
5,139		Becton Dickinson & Co	723,931
366,758	*	Boston Scientific Corp	6,535,627
95,512		Cardinal Health, Inc	8,055,482
75,906		Cigna Corp	9,460,924
35,217	*	Community Health Systems, Inc	1,890,449
4,033		Cooper Cos, Inc	718,156
35,456	*	DaVita, Inc	2,875,482
30,451		Dentsply International, Inc	1,553,001
30,407	*	Express Scripts Holding Co	2,627,165
3,101	*,e	Halyard Health, Inc	150,336
90,573	*	HCA Holdings, Inc	6,703,308
25,000	*	Health Net, Inc	1,316,250
15,508		Hill-Rom Holdings, Inc	774,469
47,700	*	Hologic, Inc	1,609,398
47,355		Humana, Inc	7,841,988
3,448	*	Inovalon Holdings, Inc	87,062
870	*	Intuitive Surgical, Inc	431,503
24,767	*	Inverness Medical Innovations, Inc	1,175,937
16,176	*	Laboratory Corp of America Holdings	1,934,003
13,156	*	LifePoint Hospitals, Inc	985,121
439,135		Medtronic plc	32,693,601
30,589		Omnicare, Inc	2,691,220
24,573		Patterson Cos, Inc	1,153,825
10,992	*	Pediatrix Medical Group, Inc	778,014
44,550		Quest Diagnostics, Inc	3,181,761
7,128	*	Sirona Dental Systems, Inc	661,122
31,091		St. Jude Medical, Inc	2,177,924
41,820		Stryker Corp	3,857,477
12,782		Teleflex, Inc	1,571,675
300,331		UnitedHealth Group, Inc	33,456,873
21,008		Universal Health Services, Inc (Class B)	2,456,886
26,920	*	VCA Antech, Inc	1,372,112
47,689		Zimmer Holdings, Inc	5,238,160
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	191,710,853

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
75,617	e	Avon Products, Inc	617,791
6,856		Clorox Co	727,421
29,613		Colgate-Palmolive Co	1,992,363
4,613		Coty, Inc	110,297
18,690		Energizer Holdings, Inc	2,553,428
19,595		Kimberly-Clark Corp	2,149,375
783,252		Procter & Gamble Co	62,276,367
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	70,427,042
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 8.0%
103,392		ACE Ltd	$11,061,910
139,825		Aflac, Inc	8,814,568
5,139	*	Alleghany Corp	2,433,419
28,114		Allied World Assurance Co Holdings Ltd	1,156,610
124,770		Allstate Corp	8,691,478
18,976		American Financial Group, Inc	1,199,283
421,618		American International Group, Inc	23,732,877
2,728		American National Insurance Co	272,964
19,815		Aon plc	1,906,797
39,595	*	Arch Capital Group Ltd	2,402,625
3,675		Arthur J. Gallagher & Co	175,775
18,392		Aspen Insurance Holdings Ltd	859,458
21,308		Assurant, Inc	1,309,590
48,874		Assured Guaranty Ltd	1,270,235
30,481		Axis Capital Holdings Ltd	1,586,841
561,726	*	Berkshire Hathaway, Inc (Class B)	79,321,329
34,388		Brown & Brown, Inc	1,098,697
70,430		Chubb Corp	6,926,790
50,604		Cincinnati Financial Corp	2,562,587
8,656		CNA Financial Corp	348,837
12,747		Endurance Specialty Holdings Ltd	769,664
13,618		Everest Re Group Ltd	2,436,396
83,436		FNF Group	3,002,862
162,181	*	Genworth Financial, Inc (Class A)	1,425,571
13,967		Hanover Insurance Group, Inc	957,717
130,406		Hartford Financial Services Group, Inc	5,316,653
31,068		HCC Insurance Holdings, Inc	1,769,633
81,117		Lincoln National Corp	4,582,299
99,645		Loews Corp	4,149,218
4,309	*	Markel Corp	3,191,418
55,289		Marsh & McLennan Cos, Inc	3,105,030
42,261	*	MBIA, Inc	369,784
7,974		Mercury General Corp	438,092
287,672		Metlife, Inc	14,754,697
82,608		Old Republic International Corp	1,263,076
15,701		PartnerRe Ltd	2,009,728
90,351		Principal Financial Group	4,618,743
17,084		ProAssurance Corp	767,926
180,643		Progressive Corp	4,815,942
140,633		Prudential Financial, Inc	11,475,653
14,916		Reinsurance Group of America, Inc (Class A)	1,366,604
14,262		RenaissanceRe Holdings Ltd	1,461,712
13,774		Stancorp Financial Group, Inc	992,830
40,976		Torchmark Corp	2,299,163
98,267		Travelers Cos, Inc	9,935,776
79,916		UnumProvident Corp	2,729,931
26,336		Validus Holdings Ltd	1,101,635
31,429		W.R. Berkley Corp	1,539,707
1,951		White Mountains Insurance Group Ltd	1,318,817
92,024		XL Capital Ltd	3,412,250
		TOTAL INSURANCE	254,511,197
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.1%
65,053		Air Products & Chemicals, Inc	$9,330,552
24,833		Albemarle Corp	1,482,530
357,400		Alcoa, Inc	4,796,308
33,170		Allegheny Technologies, Inc	1,127,448
15,958		Aptargroup, Inc	990,513
20,916		Ashland, Inc	2,642,946
19,427		Avery Dennison Corp	1,079,947
9,061	*	Axalta Coating Systems Ltd	277,991
31,102		Bemis Co, Inc	1,399,590
17,822		Cabot Corp	761,712
16,003		Carpenter Technology Corp	692,130
43,720		Celanese Corp (Series A)	2,901,259
14,679		CF Industries Holdings, Inc	4,219,772
28,023	e	Cliffs Natural Resources, Inc	166,457
19,833		Cytec Industries, Inc	1,096,567
20,028		Domtar Corp	865,610
310,115		Dow Chemical Co	15,815,865
16,309		Du Pont (E.I.) de Nemours & Co	1,193,819
3,729		Eastman Chemical Co	284,224
319,330		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,430,809
10,829		Greif, Inc (Class A)	441,390
18,057		Huntsman Corp	416,214
112,131		International Paper Co	6,023,677
50,525		MeadWestvaco Corp	2,465,620
101,346		Mosaic Co	4,459,224
152,493		Newmont Mining Corp	4,039,540
96,532		Nucor Corp	4,716,554
21,431	*	Owens-Illinois, Inc	512,415
10,855	e	Rayonier Advanced Materials, Inc	181,387
24,042		Reliance Steel & Aluminum Co	1,555,998
44,025		Rock-Tenn Co (Class A)	2,772,694
19,683		Royal Gold, Inc	1,270,144
2,847		RPM International, Inc	135,346
19,403		Sigma-Aldrich Corp	2,695,465
31,886		Sonoco Products Co	1,424,985
72,258		Steel Dynamics, Inc	1,599,070
46,924		Tahoe Resources, Inc	662,098
11,384		TimkenSteel Corp	332,299
44,463	e	United States Steel Corp	1,068,001
39,958		Vulcan Materials Co	3,417,208
1,572		Westlake Chemical Corp	122,585
2,968	*	WR Grace & Co	287,065
		TOTAL MATERIALS	99,155,028

MEDIA - 1.9%
14,661		CBS Corp (Class B)	910,888
13,697		Clear Channel Outdoor Holdings, Inc (Class A)	155,872
66,092		Comcast Corp (Class A)	3,817,474
17,855	*	DISH Network Corp (Class A)	1,208,069
24,012	*,e	DreamWorks Animation SKG, Inc (Class A)	625,753
68,879		Gannett Co, Inc	2,363,927
14,277		John Wiley & Sons, Inc (Class A)	812,076
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,442	*	Liberty Broadband Corp (Class A)	$457,894
19,197	*	Liberty Broadband Corp (Class C)	1,041,629
29,046	*	Liberty Media Corp	1,114,786
58,787	*	Liberty Media Corp (Class C)	2,230,967
21,254	*	Live Nation, Inc	532,625
19,075	*	Madison Square Garden, Inc	1,531,723
150,320	*	News Corp	2,372,050
17,826	e	Regal Entertainment Group (Class A)	392,172
3,801	*	Starz-Liberty Capital	149,493
108,123		Thomson Corp	4,439,530
255,247		Time Warner, Inc	21,545,399
153,627		Twenty-First Century Fox, Inc	5,235,608
86,038		Walt Disney Co	9,354,051
		TOTAL MEDIA	60,291,986

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
85,982		Agilent Technologies, Inc	3,557,075
6,242	*	Alkermes plc	345,620
3,276	*	Alnylam Pharmaceuticals, Inc	333,726
11,918		Amgen, Inc	1,881,971
6,480	*	Bio-Rad Laboratories, Inc (Class A)	871,236
5,625		Bio-Techne Corp	539,775
327,393		Bristol-Myers Squibb Co	20,864,756
7,598	*	Charles River Laboratories International, Inc	525,478
302,271		Eli Lilly & Co	21,724,217
51,267	*	Hospira, Inc	4,475,096
732,005		Johnson & Johnson	72,614,896
1,681	*,e	Juno Therapeutics, Inc	71,846
9,559	*	Mallinckrodt plc	1,081,888
771,607		Merck & Co, Inc	45,956,913
2,827	*,e	Myriad Genetics, Inc	93,376
28,166	*	PerkinElmer, Inc	1,443,789
33,409		Perrigo Co plc	6,123,201
1,957,867		Pfizer, Inc	66,430,427
72,326	*	Qiagen NV (NASDAQ)	1,722,082
8,525	*	Quintiles Transnational Holdings, Inc	561,627
72,745		Thermo Electron Corp	9,142,592
5,314	*,e	VWR Corp	141,034
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	260,502,621

REAL ESTATE - 4.8%
22,223		Alexandria Real Estate Equities, Inc	2,052,961
33,603		American Campus Communities, Inc	1,348,824
108,851		American Capital Agency Corp	2,246,140
49,511		American Homes 4 Rent	836,241
229,310	*	American Realty Capital Properties, Inc	2,070,669
292,515		Annaly Capital Management, Inc	2,945,626
19,388		Apartment Investment & Management Co (Class A)	731,509
39,712		AvalonBay Communities, Inc	6,526,270
62,121		BioMed Realty Trust, Inc	1,289,011
41,371		Boston Properties, Inc	5,473,797
56,794		Brandywine Realty Trust	828,057
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,072		Brixmor Property Group, Inc	$423,788
26,040		Camden Property Trust	1,955,083
52,214		CBL & Associates Properties, Inc	940,374
63,966		Chimera Investment Corp	971,644
33,105		Columbia Property Trust, Inc	868,344
4,000	*,e	Communications Sales & Leasing, Inc	120,332
30,090		Corporate Office Properties Trust	794,075
93,836		DDR Corp	1,599,904
41,711		Digital Realty Trust, Inc	2,644,895
44,970		Douglas Emmett, Inc	1,281,645
99,528		Duke Realty Corp	1,971,650
37,899	*	Equity Commonwealth	955,434
6,278		Equity Lifestyle Properties, Inc	331,604
110,658		Equity Residential	8,173,200
19,113		Essex Property Trust, Inc	4,242,130
7,129		Federal Realty Investment Trust	952,933
48,092	*	Forest City Enterprises, Inc (Class A)	1,142,666
21,320		Gaming and Leisure Properties, Inc	761,124
174,080		General Growth Properties, Inc	4,769,792
140,705		HCP, Inc	5,669,005
50,103		Health Care REIT, Inc	3,608,418
34,160		Healthcare Trust of America, Inc	884,402
18,229		Home Properties, Inc	1,340,925
46,732		Hospitality Properties Trust	1,405,699
232,763		Host Marriott Corp	4,687,847
6,025	*	Howard Hughes Corp	894,532
5,237		Iron Mountain, Inc	180,624
10,145		Jones Lang LaSalle, Inc	1,684,679
26,456		Kilroy Realty Corp	1,878,111
126,642		Kimco Realty Corp	3,052,072
45,989		Liberty Property Trust	1,602,257
47,813		Macerich Co	3,909,191
114,620		MFA Mortgage Investments, Inc	890,597
23,361		Mid-America Apartment Communities, Inc	1,742,964
41,761		National Retail Properties, Inc	1,603,622
67,155		NorthStar Realty Finance Corp	1,259,828
32,947		Omega Healthcare Investors, Inc	1,189,057
39,177		Outfront Media, Inc	1,125,163
42,766		Paramount Group, Inc	783,473
48,849		Piedmont Office Realty Trust, Inc	853,881
28,756		Plum Creek Timber Co, Inc	1,213,503
16,057		Post Properties, Inc	917,979
153,166		Prologis, Inc	6,157,273
3,466		Public Storage, Inc	651,296
34,869		Rayonier, Inc	892,298
24,813	*	Realogy Holdings Corp	1,176,384
67,895		Realty Income Corp	3,189,028
28,687		Regency Centers Corp	1,800,970
74,822		Retail Properties of America, Inc	1,130,560
73,644		Senior Housing Properties Trust	1,507,493
24,271		Simon Property Group, Inc	4,404,944
29,281		SL Green Realty Corp	3,582,823
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

137,234		Spirit Realty Capital, Inc	$1,549,372
74,507		Starwood Property Trust, Inc	1,788,913
9,498		Tanger Factory Outlet Centers, Inc	318,943
1,300		Taubman Centers, Inc	93,613
117,415		Two Harbors Investment Corp	1,232,858
77,640		UDR, Inc	2,544,263
21,889		Urban Edge Properties	495,348
56,561		Ventas, Inc	3,897,053
44,334		Vornado Realty Trust	4,588,126
38,240		Weingarten Realty Investors	1,252,742
144,860		Weyerhaeuser Co	4,564,539
30,861		WP Carey, Inc	1,959,056
46,547		WP GLIMCHER, Inc	698,205
		TOTAL REAL ESTATE	153,103,651

RETAILING - 1.6%
15,549		Aaron’s, Inc	528,666
18,332	e	Abercrombie & Fitch Co (Class A)	412,103
38,506	*	Ascena Retail Group, Inc	577,205
33,085	*	Bed Bath & Beyond, Inc	2,331,169
61,939		Best Buy Co, Inc	2,146,186
11,761		Big Lots, Inc	535,949
12,940	*,e	Cabela’s, Inc	682,456
19,818	*	Carmax, Inc	1,349,804
25,595		Chico’s FAS, Inc	431,532
3,146		CST Brands, Inc	131,220
23,796		Dick’s Sporting Goods, Inc	1,291,171
2,575		Dillard’s, Inc (Class A)	338,844
22,729		Dollar General Corp	1,652,626
23,611		DSW, Inc (Class A)	856,371
1,850		Family Dollar Stores, Inc	144,559
37,899		Foot Locker, Inc	2,253,096
30,595	e	GameStop Corp (Class A)	1,179,131
3,523		Genuine Parts Co	316,542
98,305	*,e	JC Penney Co, Inc	815,931
60,282		Kohl’s Corp	4,319,205
47,759		L Brands, Inc	4,267,744
73,312	*	Liberty Interactive Corp	2,108,453
23,630		Macy’s, Inc	1,527,207
3,866	*	Michaels Cos, Inc	99,975
7,289	*	Murphy USA, Inc	476,190
6,860		Penske Auto Group, Inc	334,837
12,325	*	Sally Beauty Holdings, Inc	384,663
1,747	*,e	Sears Holdings Corp	69,775
7,707		Signet Jewelers Ltd	1,033,740
199,485		Staples, Inc	3,255,595
174,420		Target Corp	13,749,528
8,893	*	Urban Outfitters, Inc	356,076
		TOTAL RETAILING	49,957,549
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
59,711		Altera Corp	$2,488,754
52,694		Analog Devices, Inc	3,258,597
122,789		Applied Materials, Inc	2,429,994
163,423		Broadcom Corp (Class A)	7,224,114
15,094	*,e	Cree, Inc	478,178
22,118	*	First Solar, Inc	1,319,781
4,922	*	Freescale Semiconductor Holdings Ltd	192,401
1,397,383		Intel Corp	45,484,817
4,767		Kla-Tencor Corp	280,300
35,846		Lam Research Corp	2,709,241
126,085		Marvell Technology Group Ltd	1,766,451
6,877		Maxim Integrated Products, Inc	225,772
40,887	*	Micron Technology, Inc	1,150,151
142,977		Nvidia Corp	3,173,374
64,454	*	ON Semiconductor Corp	742,510
57,192	*,e	SunEdison, Inc	1,448,101
15,468	*,e	SunPower Corp	497,915
57,959		Teradyne, Inc	1,057,752
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,928,203

SOFTWARE & SERVICES - 3.0%
49,692		Activision Blizzard, Inc	1,133,723
48,469		Amdocs Ltd	2,669,188
22,170	*	Ansys, Inc	1,903,073
24,420	*	AOL, Inc	974,358
15,193	*	Autodesk, Inc	863,418
1,578		Booz Allen Hamilton Holding Co	43,395
98,720		CA, Inc	3,136,334
4,578	*	Citrix Systems, Inc	307,458
41,943		Computer Sciences Corp	2,703,226
1,655		DST Systems, Inc	190,457
22,742	*	Electronic Arts, Inc	1,321,083
77,506		Fidelity National Information Services, Inc	4,843,350
7,413	*,e	FireEye, Inc	306,157
28,987	*	First American Corp	1,133,682
41,456	*	Genpact Ltd	906,228
2,320	*	HomeAway, Inc	64,844
13,486		IAC/InterActiveCorp	941,593
3,315	*	Informatica Corp	159,352
19,055		Leidos Holdings, Inc	793,450
5,940	*,e	LendingClub Corp	103,653
895,329		Microsoft Corp	43,548,803
78,984	*	Nuance Communications, Inc	1,210,825
11,875		Paychex, Inc	574,631
28,170	*	Rovi Corp	521,427
209,104		Symantec Corp	5,211,917
47,581	*	Synopsys, Inc	2,230,597
10,848	*	Teradata Corp	477,204
10,971		Total System Services, Inc	434,013
352,985		Xerox Corp	4,059,327
290,234	*	Yahoo!, Inc	12,353,810
222,273	*	Zynga, Inc	544,569
		TOTAL SOFTWARE & SERVICES	95,665,145
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
585	*,e	Arista Networks, Inc	$37,446
30,363	*	Arrow Electronics, Inc	1,812,975
31,998		Avnet, Inc	1,364,075
15,013		AVX Corp	206,729
127,526		Brocade Communications Systems, Inc	1,441,044
1,570,567		Cisco Systems, Inc	45,279,447
308,373		Corning, Inc	6,454,247
13,495		Dolby Laboratories, Inc (Class A)	543,309
9,504	*	EchoStar Corp (Class A)	475,200
567,118		EMC Corp	15,261,145
12,994		Flir Systems, Inc	401,385
26,248		Harris Corp	2,106,140
582,368		Hewlett-Packard Co	19,200,673
48,669	*	Ingram Micro, Inc (Class A)	1,224,512
62,824		Jabil Circuit, Inc	1,414,796
71,058	*	JDS Uniphase Corp	899,594
98,650		Juniper Networks, Inc	2,607,320
42,624	*	Keysight Technologies, Inc	1,426,199
24,825	*,e	Knowles Corp	475,895
18,880		Lexmark International, Inc (Class A)	838,083
47,359		Motorola, Inc	2,829,700
45,333	*	NCR Corp	1,243,938
61,717		NetApp, Inc	2,237,241
34,626		SanDisk Corp	2,317,864
7,274	*,e	Stratasys Ltd	272,411
12,248	*	Tech Data Corp	690,420
40,018		Vishay Intertechnology, Inc	507,428
67,991		Western Digital Corp	6,645,440
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	120,214,656

TELECOMMUNICATION SERVICES - 2.2%
1,593,359		AT&T, Inc	55,193,956
164,962		CenturyTel, Inc	5,932,034
302,924		Frontier Communications Corp	2,078,059
222,494	*,e	Sprint Corp	1,141,394
27,774		Telephone & Data Systems, Inc	741,844
82,071	*	T-Mobile US, Inc	2,793,697
3,981		US Cellular Corp	147,018
3,334	e	Windstream Holdings, Inc	38,937
5,210	*	Zayo Group Holdings, Inc	138,325
		TOTAL TELECOMMUNICATION SERVICES	68,205,264

TRANSPORTATION - 1.4%
3,717		Alaska Air Group, Inc	238,111
849		Amerco, Inc	273,412
17,828		Con-Way, Inc	732,731
2,251	e	Copa Holdings S.A. (Class A)	249,613
306,319		CSX Corp	11,055,053
246,615		Delta Air Lines, Inc	11,008,893
51,642		FedEx Corp	8,756,934
196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,262	*	Genesee & Wyoming, Inc (Class A)	$767,953
7,655		Kansas City Southern Industries, Inc	784,561
74,846		Norfolk Southern Corp	7,548,219
16,388		Ryder System, Inc	1,562,760
24,939		Southwest Airlines Co	1,011,526
		TOTAL TRANSPORTATION	43,989,766

UTILITIES - 6.1%
223,535		AES Corp	2,961,839
35,528		AGL Resources, Inc	1,785,993
34,392		Alliant Energy Corp	2,079,684
74,878		Ameren Corp	3,065,505
148,449		American Electric Power Co, Inc	8,442,295
55,287		American Water Works Co, Inc	3,014,247
55,453		Aqua America, Inc	1,487,249
31,180		Atmos Energy Corp	1,683,720
102,585	*	Calpine Corp	2,237,379
128,527		Centerpoint Energy, Inc	2,695,211
83,587		CMS Energy Corp	2,836,107
89,986		Consolidated Edison, Inc	5,538,638
167,270		Dominion Resources, Inc	11,989,914
54,314		DTE Energy Co	4,325,024
217,086		Duke Energy Corp	16,839,361
99,930		Edison International	6,089,734
55,201		Entergy Corp	4,260,413
94,478		Eversource Energy	4,606,747
263,275		Exelon Corp	8,956,615
128,693		FirstEnergy Corp	4,621,366
48,794		Great Plains Energy, Inc	1,277,427
31,835		Hawaiian Electric Industries, Inc	996,435
24,858		Integrys Energy Group, Inc	1,817,120
2,018		ITC Holdings Corp	72,648
59,946		MDU Resources Group, Inc	1,336,196
26,325		National Fuel Gas Co	1,696,646
133,531		NextEra Energy, Inc	13,477,284
96,484		NiSource, Inc	4,189,335
103,407		NRG Energy, Inc	2,609,993
61,804		OGE Energy Corp	2,019,755
77,692		Pepco Holdings, Inc	2,018,438
142,480		PG&E Corp	7,540,042
33,916		Pinnacle West Capital Corp	2,075,659
203,725		PPL Corp	6,932,762
155,316		Public Service Enterprise Group, Inc	6,451,827
54,049		Questar Corp	1,266,909
43,832		SCANA Corp	2,322,219
75,589		Sempra Energy	8,025,284
273,040		Southern Co	12,095,672
72,889		TECO Energy, Inc	1,381,247
52,086		UGI Corp	1,813,114
23,776		Vectren Corp	1,026,410
37,836		Westar Energy, Inc	1,424,525
69,519		Wisconsin Energy Corp	3,414,773
197

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

154,261		Xcel Energy, Inc			$5,230,991
		TOTAL UTILITIES			192,029,752

		TOTAL COMMON STOCKS			3,155,158,679
		(Cost $2,720,861,568)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.3%
$7,800,000	d	Federal National Mortgage Association (FNMA)	0.045%	05/01/15	7,800,000
		TOTAL GOVERNMENT AGENCY DEBT			7,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
32,536,246	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			32,536,246
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			32,536,246
		TOTAL SHORT-TERM INVESTMENTS			40,336,246
		(Cost $40,336,246)

		TOTAL INVESTMENTS - 100.7%			3,195,494,925
		(Cost $2,761,197,814)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(22,676,012)
		NET ASSETS - 100.0%			$3,172,818,913

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,721,556.
198

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
34,381		BorgWarner, Inc	$2,035,355
44,343		Delphi Automotive plc	3,680,469
596,962		Ford Motor Co	9,431,999
204,504		General Motors Co	7,169,910
40,414		Goodyear Tire & Rubber Co	1,146,343
32,003		Harley-Davidson, Inc	1,798,889
99,302		Johnson Controls, Inc	5,002,835
		TOTAL AUTOMOBILES & COMPONENTS	30,265,800

BANKS - 5.9%
1,590,191		Bank of America Corp	25,331,743
108,543		BB&T Corp	4,156,111
459,218		Citigroup, Inc	24,485,504
27,489		Comerica, Inc	1,303,253
122,241		Fifth Third Bancorp	2,444,820
74,092		Hudson City Bancorp, Inc	689,056
123,287		Huntington Bancshares, Inc	1,338,897
563,856		JPMorgan Chase & Co	35,669,531
131,595		Keycorp	1,901,548
20,049		M&T Bank Corp	2,399,264
44,890	e	People’s United Financial, Inc	678,288
78,544		PNC Financial Services Group, Inc	7,204,841
203,312		Regions Financial Corp	1,998,557
78,918		SunTrust Banks, Inc	3,275,097
269,500		US Bancorp	11,553,465
711,235		Wells Fargo & Co	39,189,048
30,111		Zions Bancorporation	853,195
		TOTAL BANKS	164,472,218

CAPITAL GOODS - 7.5%
96,311		3M Co	15,062,077
14,931		Allegion plc	913,031
36,244		Ametek, Inc	1,899,911
99,178		Boeing Co	14,216,175
91,773		Caterpillar, Inc	7,973,238
25,104		Cummins, Inc	3,470,879
93,126		Danaher Corp	7,625,157
51,083		Deere & Co	4,624,033
24,279		Dover Corp	1,838,406
71,387		Eaton Corp	4,906,429
103,047		Emerson Electric Co	6,062,255
41,068	e	Fastenal Co	1,750,318
20,376		Flowserve Corp	1,192,607
22,359		Fluor Corp	1,344,670
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

47,551		General Dynamics Corp	$6,529,703
1,523,524		General Electric Co	41,257,030
118,561		Honeywell International, Inc	11,965,176
52,835		Illinois Tool Works, Inc	4,944,299
40,024		Ingersoll-Rand plc	2,635,180
19,915	*	Jacobs Engineering Group, Inc	853,557
15,896		Joy Global, Inc	677,806
12,831		L-3 Communications Holdings, Inc	1,474,410
40,430		Lockheed Martin Corp	7,544,238
53,187		Masco Corp	1,408,924
29,979		Northrop Grumman Corp	4,617,965
53,769		Paccar, Inc	3,513,804
16,171		Pall Corp	1,573,762
21,509		Parker Hannifin Corp	2,567,314
28,288		Pentair plc	1,758,099
21,547		Precision Castparts Corp	4,453,550
32,707	*	Quanta Services, Inc	945,559
47,164		Raytheon Co	4,905,056
20,498		Rockwell Automation, Inc	2,431,063
20,014		Rockwell Collins, Inc	1,947,963
15,112		Roper Industries, Inc	2,541,385
8,802		Snap-On, Inc	1,316,339
23,732		Stanley Works	2,342,348
41,814		Textron, Inc	1,838,980
14,604	*	United Rentals, Inc	1,410,454
125,105		United Technologies Corp	14,230,694
9,172	e	W.W. Grainger, Inc	2,278,600
27,916		Xylem, Inc	1,033,450
		TOTAL CAPITAL GOODS	207,875,894

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
26,347	e	ADT Corp	990,647
15,134		Cintas Corp	1,209,963
5,572		Dun & Bradstreet Corp	711,377
18,294		Equifax, Inc	1,773,237
47,681		Nielsen Holdings NV	2,142,784
30,436		Pitney Bowes, Inc	680,853
37,379		Republic Services, Inc	1,518,709
20,848		Robert Half International, Inc	1,156,022
12,879	*	Stericycle, Inc	1,718,445
63,533		Tyco International plc	2,501,930
64,748		Waste Management, Inc	3,206,969
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,610,936

CONSUMER DURABLES & APPAREL - 1.4%
42,014		Coach, Inc	1,605,355
49,020		DR Horton, Inc	1,245,108
6,784	*	Fossil Group, Inc	569,720
18,318	*,e	Garmin Ltd	827,790
60,566		Hanesbrands, Inc	1,882,391
10,393		Harman International Industries, Inc	1,355,039
16,924	e	Hasbro, Inc	1,198,050
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

20,800		Leggett & Platt, Inc	$883,376
26,702		Lennar Corp (Class A)	1,222,952
51,880		Mattel, Inc	1,460,941
30,422	*	Michael Kors Holdings Ltd	1,881,905
9,122	*	Mohawk Industries, Inc	1,582,667
39,974		Newell Rubbermaid, Inc	1,524,209
105,664		Nike, Inc (Class B)	10,443,830
12,499		Phillips-Van Heusen Corp	1,291,772
50,370		Pulte Homes, Inc	972,141
9,171		Ralph Lauren Corp	1,223,503
25,239	*	Under Armour, Inc (Class A)	1,957,284
51,899		VF Corp	3,759,045
11,887		Whirlpool Corp	2,087,357
		TOTAL CONSUMER DURABLES & APPAREL	38,974,435

CONSUMER SERVICES - 1.7%
68,010		Carnival Corp	2,990,400
4,703	*	Chipotle Mexican Grill, Inc (Class A)	2,922,162
20,035		Darden Restaurants, Inc	1,277,632
42,121		H&R Block, Inc	1,273,739
31,408		Marriott International, Inc (Class A)	2,514,210
145,422		McDonald’s Corp	14,040,494
25,211		Royal Caribbean Cruises Ltd	1,715,861
225,960		Starbucks Corp	11,203,097
25,972		Starwood Hotels & Resorts Worldwide, Inc	2,232,293
18,104		Wyndham Worldwide Corp	1,546,082
12,355		Wynn Resorts Ltd	1,372,270
65,637		Yum! Brands, Inc	5,642,156
		TOTAL CONSUMER SERVICES	48,730,396

DIVERSIFIED FINANCIALS - 3.7%
8,378	*	Affiliated Managers Group, Inc	1,894,517
133,311		American Express Co	10,324,937
27,743		Ameriprise Financial, Inc	3,475,643
168,681		Bank of New York Mellon Corp	7,141,953
19,257		BlackRock, Inc	7,008,393
83,001		Capital One Financial Corp	6,710,631
173,943		Charles Schwab Corp	5,305,261
47,965		CME Group, Inc	4,360,498
67,368		Discover Financial Services	3,905,323
43,872	*	E*Trade Financial Corp	1,263,075
59,814		Franklin Resources, Inc	3,084,010
61,236		Goldman Sachs Group, Inc	12,027,975
17,030		IntercontinentalExchange Group, Inc	3,823,746
65,331		Invesco Ltd	2,706,010
15,345		Legg Mason, Inc	807,914
48,406		Leucadia National Corp	1,150,611
41,530		McGraw-Hill Financial, Inc	4,331,579
26,890		Moody’s Corp	2,891,213
232,873		Morgan Stanley	8,688,492
18,113		NASDAQ OMX Group, Inc	880,835
59,887		Navient Corp	1,170,192
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,405		Northern Trust Corp	$2,443,576
4,600	e	SPDR Trust Series 1	959,192
62,662		State Street Corp	4,832,493
39,256		T Rowe Price Group, Inc	3,186,802
		TOTAL DIVERSIFIED FINANCIALS	104,374,871

ENERGY - 8.5%
77,031		Anadarko Petroleum Corp	7,248,617
57,191		Apache Corp	3,911,864
65,897		Baker Hughes, Inc	4,511,309
63,157		Cabot Oil & Gas Corp	2,135,970
28,968	*	Cameron International Corp	1,588,026
78,969	e	Chesapeake Energy Corp	1,245,341
285,050		Chevron Corp	31,657,653
13,263		Cimarex Energy Co	1,649,917
186,472		ConocoPhillips	12,665,178
34,815		Consol Energy, Inc	1,130,791
58,508	*	Devon Energy Corp	3,990,831
10,159	e	Diamond Offshore Drilling, Inc	340,022
35,424		Ensco plc	966,367
83,100		EOG Resources, Inc	8,222,745
22,943		EQT Corp	2,063,493
634,692		Exxon Mobil Corp	55,453,040
34,463	*	FMC Technologies, Inc	1,519,818
128,310		Halliburton Co	6,280,775
16,116	e	Helmerich & Payne, Inc	1,256,565
36,818		Hess Corp	2,831,304
257,990		Kinder Morgan, Inc	11,080,671
101,671		Marathon Oil Corp	3,161,968
41,625		Marathon Petroleum Corp	4,102,976
24,717		Murphy Oil Corp	1,176,776
61,833		National Oilwell Varco, Inc	3,364,334
24,558	*	Newfield Exploration Co	963,656
36,611	e	Noble Corp plc	633,736
58,740		Noble Energy, Inc	2,979,293
116,698		Occidental Petroleum Corp	9,347,510
31,278		Oneok, Inc	1,504,472
82,291		Phillips 66	6,526,499
22,485		Pioneer Natural Resources Co	3,884,958
23,627		Questar Market Resources, Inc	531,608
25,011		Range Resources Corp	1,589,699
193,197		Schlumberger Ltd	18,278,368
58,101	*	Southwestern Energy Co	1,628,571
100,649		Spectra Energy Corp	3,749,175
19,089		Tesoro Corp	1,638,409
51,543	e	Transocean Ltd (NYSE)	970,039
78,316		Valero Energy Corp	4,456,180
101,569		Williams Cos, Inc	5,199,317
		TOTAL ENERGY	237,437,841
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.4%
66,674		Costco Wholesale Corp	$9,537,716
170,317		CVS Corp	16,910,775
74,704		Kroger Co	5,147,853
89,241		Sysco Corp	3,304,594
131,843		Walgreens Boots Alliance, Inc	10,933,740
238,868		Wal-Mart Stores, Inc	18,643,647
54,479		Whole Foods Market, Inc	2,601,917
		TOTAL FOOD & STAPLES RETAILING	67,080,242

FOOD, BEVERAGE & TOBACCO - 5.2%
297,886		Altria Group, Inc	14,909,194
95,437		Archer Daniels Midland Co	4,664,960
23,783		Brown-Forman Corp (Class B)	2,145,940
27,326		Campbell Soup Co	1,221,745
594,777		Coca-Cola Co	24,124,155
32,878		Coca-Cola Enterprises, Inc	1,460,112
64,198		ConAgra Foods, Inc	2,320,758
25,524	*	Constellation Brands, Inc (Class A)	2,959,253
29,412		Dr Pepper Snapple Group, Inc	2,193,547
90,614		General Mills, Inc	5,014,579
22,350		Hershey Co	2,054,412
19,895		Hormel Foods Corp	1,081,293
14,952		J.M. Smucker Co	1,733,236
38,046		Kellogg Co	2,409,453
18,402		Keurig Green Mountain, Inc	2,141,441
88,829		Kraft Foods Group, Inc	7,528,258
54,182		Lorillard, Inc	3,785,154
19,510		McCormick & Co, Inc	1,469,103
30,634		Mead Johnson Nutrition Co	2,938,413
24,025		Molson Coors Brewing Co (Class B)	1,766,078
250,016		Mondelez International, Inc	9,593,114
22,188	*	Monster Beverage Corp	3,042,197
224,488		PepsiCo, Inc	21,353,299
233,830		Philip Morris International, Inc	19,517,790
46,157		Reynolds American, Inc	3,383,308
43,122		Tyson Foods, Inc (Class A)	1,703,319
		TOTAL FOOD, BEVERAGE & TOBACCO	146,514,111

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
228,437		Abbott Laboratories	10,604,046
52,816		Aetna, Inc	5,644,446
31,612		AmerisourceBergen Corp	3,613,252
40,257		Anthem, Inc	6,075,989
11,404		Bard (C.R.), Inc	1,899,678
82,171		Baxter International, Inc	5,648,435
31,236		Becton Dickinson & Co	4,400,215
200,077	*	Boston Scientific Corp	3,565,372
49,733		Cardinal Health, Inc	4,194,481
46,397	*	Cerner Corp	3,331,769
39,264		Cigna Corp	4,893,865
25,903	*	DaVita, Inc	2,100,733
21,155		Dentsply International, Inc	1,078,905
16,366	*	Edwards Lifesciences Corp	2,072,754
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

109,794	*	Express Scripts Holding Co	$9,486,202
44,612	*	HCA Holdings, Inc	3,301,734
12,683	*	Henry Schein, Inc	1,738,839
22,579		Humana, Inc	3,739,082
5,537	*	Intuitive Surgical, Inc	2,746,241
15,173	*	Laboratory Corp of America Holdings	1,814,084
35,250		McKesson Corp	7,874,850
215,836		Medtronic plc	16,068,990
12,651		Patterson Cos, Inc	594,028
22,018		Quest Diagnostics, Inc	1,572,526
42,539		St. Jude Medical, Inc	2,979,857
45,002		Stryker Corp	4,150,984
15,019	*	Tenet Healthcare Corp	718,809
144,334		UnitedHealth Group, Inc	16,078,808
13,781		Universal Health Services, Inc (Class B)	1,611,688
15,218	*	Varian Medical Systems, Inc	1,352,119
25,134		Zimmer Holdings, Inc	2,760,719
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	137,713,500

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
19,669		Clorox Co	2,086,881
129,562		Colgate-Palmolive Co	8,716,931
33,763		Estee Lauder Cos (Class A)	2,744,594
55,143		Kimberly-Clark Corp	6,048,636
409,740		Procter & Gamble Co	32,578,428
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,175,470

INSURANCE - 4.1%
49,357		ACE Ltd	5,280,705
66,436		Aflac, Inc	4,188,125
62,981		Allstate Corp	4,387,256
207,744		American International Group, Inc	11,693,910
42,556		Aon plc	4,095,164
10,764		Assurant, Inc	661,555
275,772	*	Berkshire Hathaway, Inc (Class B)	38,941,764
34,813		Chubb Corp	3,423,859
22,674		Cincinnati Financial Corp	1,148,211
75,202	*	Genworth Financial, Inc (Class A)	661,026
63,728		Hartford Financial Services Group, Inc	2,598,191
39,125		Lincoln National Corp	2,210,171
45,334		Loews Corp	1,887,708
81,943		Marsh & McLennan Cos, Inc	4,601,919
169,023		Metlife, Inc	8,669,190
41,319		Principal Financial Group	2,112,227
80,871		Progressive Corp	2,156,021
68,689		Prudential Financial, Inc	5,605,022
19,163		Torchmark Corp	1,075,236
48,860		Travelers Cos, Inc	4,940,235
38,147		UnumProvident Corp	1,303,102
46,973		XL Capital Ltd	1,741,759
		TOTAL INSURANCE	113,382,356
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.2%
28,901		Air Products & Chemicals, Inc	$4,145,270
10,271		Airgas, Inc	1,040,247
184,651		Alcoa, Inc	2,478,016
16,829		Allegheny Technologies, Inc	572,018
13,734		Avery Dennison Corp	763,473
20,708		Ball Corp	1,520,174
7,184		CF Industries Holdings, Inc	2,065,184
164,801		Dow Chemical Co	8,404,851
137,193		Du Pont (E.I.) de Nemours & Co	10,042,528
21,809		Eastman Chemical Co	1,662,282
40,569		Ecolab, Inc	4,542,917
20,321		FMC Corp	1,205,239
157,517		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,665,421
12,312		International Flavors & Fragrances, Inc	1,412,802
63,959		International Paper Co	3,435,877
59,691		LyondellBasell Industries AF S.C.A	6,179,212
9,376		Martin Marietta Materials, Inc	1,337,486
24,644		MeadWestvaco Corp	1,202,627
73,336		Monsanto Co	8,357,371
46,339		Mosaic Co	2,038,916
75,874		Newmont Mining Corp	2,009,902
47,138		Nucor Corp	2,303,163
24,844	*	Owens-Illinois, Inc	594,020
20,566		PPG Industries, Inc	4,556,603
43,935		Praxair, Inc	5,356,995
32,097		Sealed Air Corp	1,463,623
12,200		Sherwin-Williams Co	3,391,600
17,974		Sigma-Aldrich Corp	2,496,948
19,992		Vulcan Materials Co	1,709,716
		TOTAL MATERIALS	89,954,481

MEDIA - 3.5%
35,022	e	Cablevision Systems Corp (Class A)	699,740
69,071		CBS Corp (Class B)	4,291,381
384,588		Comcast Corp (Class A)	22,213,803
76,050	*	DIRECTV	6,898,115
21,594	*	Discovery Communications, Inc (Class A)	698,782
40,892	*	Discovery Communications, Inc (Class C)	1,236,165
33,367		Gannett Co, Inc	1,145,155
62,202		Interpublic Group of Cos, Inc	1,296,290
75,677	*	News Corp	1,194,183
37,458		Omnicom Group, Inc	2,837,818
14,739		Scripps Networks Interactive (Class A)	1,029,667
42,531		Time Warner Cable, Inc	6,614,421
125,380		Time Warner, Inc	10,583,326
277,256		Twenty-First Century Fox, Inc	9,448,884
55,040		Viacom, Inc (Class B)	3,822,528
236,682		Walt Disney Co	25,732,067
		TOTAL MEDIA	99,742,325
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
241,060		AbbVie, Inc	$15,586,940
59,096	*	Actavis plc	16,715,895
50,430		Agilent Technologies, Inc	2,086,289
30,521	*	Alexion Pharmaceuticals, Inc	5,165,069
115,243		Amgen, Inc	18,198,022
35,579	*	Biogen Idec, Inc	13,304,055
251,104		Bristol-Myers Squibb Co	16,002,858
120,972	*	Celgene Corp	13,072,234
147,987		Eli Lilly & Co	10,635,826
26,806	*	Endo International plc	2,253,446
225,077	*	Gilead Sciences, Inc	22,622,489
25,924	*	Hospira, Inc	2,262,906
421,974		Johnson & Johnson	41,859,821
17,633	*	Mallinckrodt plc	1,995,703
429,232		Merck & Co, Inc	25,565,058
61,668	*	Mylan NV	4,456,130
17,444	*	PerkinElmer, Inc	894,180
21,237		Perrigo Co plc	3,892,317
927,269		Pfizer, Inc	31,462,237
11,145	*	Regeneron Pharmaceuticals, Inc	5,098,392
60,102		Thermo Electron Corp	7,553,619
36,575	*	Vertex Pharmaceuticals, Inc	4,508,966
12,658	*	Waters Corp	1,584,655
75,758		Zoetis Inc	3,365,170
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	270,142,277

REAL ESTATE - 2.5%
63,712		American Tower Corp	6,022,695
23,899		Apartment Investment & Management Co (Class A)	901,709
20,095		AvalonBay Communities, Inc	3,302,412
23,105		Boston Properties, Inc	3,057,023
42,641	*	CBRE Group, Inc	1,634,856
50,599		Crown Castle International Corp	4,226,535
54,828		Equity Residential	4,049,596
10,217		Essex Property Trust, Inc	2,267,663
95,681		General Growth Properties, Inc	2,621,659
69,574		HCP, Inc	2,803,137
52,314		Health Care REIT, Inc	3,767,654
114,960		Host Marriott Corp	2,315,294
28,891		Iron Mountain, Inc	996,451
62,885		Kimco Realty Corp	1,515,529
21,158		Macerich Co	1,729,878
26,710		Plum Creek Timber Co, Inc	1,127,162
77,209		Prologis, Inc	3,103,802
22,277		Public Storage, Inc	4,186,071
32,700		Realty Income Corp	1,535,919
47,080		Simon Property Group, Inc	8,544,549
14,770		SL Green Realty Corp	1,807,257
52,111		Ventas, Inc	3,590,448
26,229		Vornado Realty Trust	2,714,439
79,188		Weyerhaeuser Co	2,495,214
		TOTAL REAL ESTATE	70,316,952
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.7%
57,592	*	Amazon.com, Inc	$24,291,154
11,283	*	Autonation, Inc	694,469
4,857	*	AutoZone, Inc	3,267,110
28,074	*	Bed Bath & Beyond, Inc	1,978,094
43,850		Best Buy Co, Inc	1,519,402
31,733	*	Carmax, Inc	2,161,335
45,663		Dollar General Corp	3,320,157
31,041	*	Dollar Tree, Inc	2,371,843
15,120		Expedia, Inc	1,424,758
15,289		Family Dollar Stores, Inc	1,194,682
16,168	e	GameStop Corp (Class A)	623,115
39,472		Gap, Inc	1,564,670
23,231		Genuine Parts Co	2,087,305
199,118		Home Depot, Inc	21,301,644
30,411		Kohl’s Corp	2,178,948
37,167		L Brands, Inc	3,321,243
147,168		Lowe’s Companies, Inc	10,133,988
51,704		Macy’s, Inc	3,341,630
9,160	*	NetFlix, Inc	5,097,540
21,352		Nordstrom, Inc	1,613,357
15,355	*	O’Reilly Automotive, Inc	3,344,780
7,856	*	Priceline.com, Inc	9,724,235
31,313		Ross Stores, Inc	3,096,229
96,446		Staples, Inc	1,573,999
95,926		Target Corp	7,561,847
17,267		Tiffany & Co	1,510,517
102,979		TJX Companies, Inc	6,646,265
20,724		Tractor Supply Co	1,783,507
16,792	*	TripAdvisor, Inc	1,351,588
15,137	*	Urban Outfitters, Inc	606,085
		TOTAL RETAILING	130,685,496

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
45,349		Altera Corp	1,890,146
47,170		Analog Devices, Inc	2,916,993
185,411		Applied Materials, Inc	3,669,284
38,750		Avago Technologies Ltd	4,529,100
82,183		Broadcom Corp (Class A)	3,632,900
11,399	*	First Solar, Inc	680,178
716,099		Intel Corp	23,309,022
24,632		Kla-Tencor Corp	1,448,362
24,104		Lam Research Corp	1,821,780
36,424		Linear Technology Corp	1,680,239
30,327	e	Microchip Technology, Inc	1,445,233
163,441	*	Micron Technology, Inc	4,597,595
78,315		Nvidia Corp	1,738,202
28,882		Skyworks Solutions, Inc	2,664,365
158,540		Texas Instruments, Inc	8,594,453
39,861		Xilinx, Inc	1,728,373
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,346,225
207

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.6%
94,808		Accenture plc	$8,783,961
71,447	*	Adobe Systems, Inc	5,434,259
27,065	*	Akamai Technologies, Inc	1,996,856
9,526	*	Alliance Data Systems Corp	2,832,175
34,538	*	Autodesk, Inc	1,962,795
72,337		Automatic Data Processing, Inc	6,115,370
48,936		CA, Inc	1,554,697
24,534	*	Citrix Systems, Inc	1,647,703
92,186	*	Cognizant Technology Solutions Corp (Class A)	5,396,568
21,361		Computer Sciences Corp	1,376,716
166,635	*	eBay, Inc	9,708,155
47,086	*	Electronic Arts, Inc	2,735,226
8,513		Equinix, Inc	2,178,732
317,312	*	Facebook, Inc	24,994,666
42,376		Fidelity National Information Services, Inc	2,648,076
36,315	*	Fiserv, Inc	2,818,044
43,439	*	Google, Inc	23,341,413
43,237	*	Google, Inc (Class A)	23,727,168
139,014		International Business Machines Corp	23,811,708
42,041		Intuit, Inc	4,217,974
147,375		Mastercard, Inc (Class A)	13,294,699
1,242,360		Microsoft Corp	60,428,390
484,793		Oracle Corp	21,146,671
49,724		Paychex, Inc	2,406,144
27,592	*	Red Hat, Inc	2,076,574
91,322	*	Salesforce.com, Inc	6,650,068
103,903		Symantec Corp	2,589,782
21,877	*	Teradata Corp	962,369
25,556		Total System Services, Inc	1,010,995
16,017	*,e	VeriSign, Inc	1,017,240
293,652		Visa, Inc (Class A)	19,395,715
79,834		Western Union Co	1,619,034
157,508		Xerox Corp	1,811,342
131,541	*	Yahoo!, Inc	5,599,043
		TOTAL SOFTWARE & SERVICES	297,290,328

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
46,358		Amphenol Corp (Class A)	2,566,842
882,078		Apple, Inc	110,392,062
772,104		Cisco Systems, Inc	22,259,758
191,265		Corning, Inc	4,003,176
299,864		EMC Corp	8,069,340
10,825	*	F5 Networks, Inc	1,320,866
21,581		Flir Systems, Inc	666,637
16,132		Harris Corp	1,294,432
274,969		Hewlett-Packard Co	9,065,728
54,634		Juniper Networks, Inc	1,443,977
28,646		Motorola, Inc	1,711,598
46,926		NetApp, Inc	1,701,068
250,376		Qualcomm, Inc	17,025,568
208

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,178		SanDisk Corp	$2,153,995
49,718		Seagate Technology, Inc	2,919,441
61,361		TE Connectivity Ltd	4,083,575
32,932		Western Digital Corp	3,218,774
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	193,896,837

TELECOMMUNICATION SERVICES - 2.3%
785,108		AT&T, Inc	27,196,141
85,914		CenturyTel, Inc	3,089,467
151,668		Frontier Communications Corp	1,040,443
43,404	*	Level 3 Communications, Inc	2,428,020
629,325		Verizon Communications, Inc	31,743,153
		TOTAL TELECOMMUNICATION SERVICES	65,497,224

TRANSPORTATION - 2.2%
108,267		American Airlines Group, Inc	5,227,672
22,325	e	CH Robinson Worldwide, Inc	1,437,507
150,433		CSX Corp	5,429,127
124,624		Delta Air Lines, Inc	5,563,215
29,543		Expeditors International of Washington, Inc	1,353,956
39,742		FedEx Corp	6,739,051
16,704		Kansas City Southern Industries, Inc	1,711,993
46,851		Norfolk Southern Corp	4,724,923
7,693		Ryder System, Inc	733,605
102,434		Southwest Airlines Co	4,154,723
133,028		Union Pacific Corp	14,131,564
105,365		United Parcel Service, Inc (Class B)	10,592,343
		TOTAL TRANSPORTATION	61,799,679

UTILITIES - 3.0%
97,766		AES Corp	1,295,400
18,276		AGL Resources, Inc	918,735
36,796		Ameren Corp	1,506,428
73,637		American Electric Power Co, Inc	4,187,736
65,431		Centerpoint Energy, Inc	1,372,088
40,619		CMS Energy Corp	1,378,203
44,395		Consolidated Edison, Inc	2,732,512
88,559		Dominion Resources, Inc	6,347,909
26,749		DTE Energy Co	2,130,023
107,176		Duke Energy Corp	8,313,642
49,051		Edison International	2,989,168
27,284		Entergy Corp	2,105,779
47,805		Eversource Energy	2,330,972
129,095		Exelon Corp	4,391,812
63,112		FirstEnergy Corp	2,266,352
12,363		Integrys Energy Group, Inc	903,735
67,352		NextEra Energy, Inc	6,797,837
47,684		NiSource, Inc	2,070,439
51,117		NRG Energy, Inc	1,290,193
38,015		Pepco Holdings, Inc	987,630
72,074		PG&E Corp	3,814,156
16,957		Pinnacle West Capital Corp	1,037,768
209

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

101,015		PPL Corp	$3,437,540
76,175		Public Service Enterprise Group, Inc	3,164,310
21,604		SCANA Corp	1,144,580
34,987		Sempra Energy	3,714,570
137,026		Southern Co	6,070,252
38,650		TECO Energy, Inc	732,418
34,194		Wisconsin Energy Corp	1,679,609
76,084		Xcel Energy, Inc	2,580,008
		TOTAL UTILITIES	83,691,804

		TOTAL COMMON STOCKS	2,795,971,698
		(Cost $1,967,439,984)

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
12,366,861	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	12,366,861
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,366,861

		TOTAL SHORT-TERM INVESTMENTS	12,366,861
		(Cost $12,366,861)

		TOTAL INVESTMENTS - 100.2%	2,808,338,559
		(Cost $1,979,806,845)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(7,366,399)
		NET ASSETS - 100.0%	$2,800,972,160

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,185,152.
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.3%
65,820	*	American Axle & Manufacturing Holdings, Inc	$1,640,893
57,803		Cooper Tire & Rubber Co	2,456,049
14,024	*	Cooper-Standard Holding, Inc	855,744
168,475		Dana Holding Corp	3,634,006
26,267	*,e	Dorman Products, Inc	1,230,084
23,056		Drew Industries, Inc	1,306,583
29,030	*	Federal Mogul Corp (Class A)	374,487
12,228	*	Fox Factory Holding Corp	186,110
18,451	*	Fuel Systems Solutions, Inc	204,806
34,645	*	Gentherm, Inc	1,826,831
11,086	*	Metaldyne Performance Group, Inc	200,213
46,498	*	Modine Manufacturing Co	571,460
17,371	*	Motorcar Parts of America, Inc	507,754
29,983		Remy International, Inc	667,122
8,250	*	Shiloh Industries, Inc	95,947
32,064		Spartan Motors, Inc	151,021
20,057		Standard Motor Products, Inc	758,155
26,814	*	Stoneridge, Inc	322,841
3,596		Strattec Security Corp	269,952
22,475		Superior Industries International, Inc	418,035
60,253	*	Tenneco, Inc	3,521,788
21,538	*	Tower International, Inc	556,973
27,008	e	Winnebago Industries, Inc	559,336
		TOTAL AUTOMOBILES & COMPONENTS	22,316,190

BANKS - 9.6%
15,252		1st Source Corp	474,642
8,079		American National Bankshares, Inc	181,858
29,634		Ameris Bancorp	740,554
8,247	e	Ames National Corp	205,680
6,206	*,e	Anchor BanCorp Wisconsin, Inc	224,409
33,173		Apollo Residential Mortgage	526,124
11,202		Arrow Financial Corp	291,924
87,186		Astoria Financial Corp	1,148,240
32,741	e	Banc of California, Inc	405,988
7,212		Bancfirst Corp	416,277
28,954		Banco Latinoamericano de Exportaciones S.A. (Class E)	919,869
95,041		Bancorpsouth, Inc	2,300,943
47,368		Bank Mutual Corp	340,576
5,980		Bank of Kentucky Financial Corp	286,382
5,477		Bank of Marin Bancorp	276,150
84,218		Bank of the Ozarks, Inc	3,264,290
18,547		BankFinancial Corp	237,402
20,822		Banner Corp	941,571
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,813		BBCN Bancorp, Inc	$1,104,166
6,187	*,e	BBX Capital Corp	113,408
31,447	*	Beneficial Bancorp, Inc	364,785
28,671		Berkshire Hills Bancorp, Inc	803,075
30,335	*	Blue Hills Bancorp, Inc	407,096
19,705		BNC Bancorp	359,616
14,905	*,e	BofI Holding, Inc	1,368,428
80,206		Boston Private Financial Holdings, Inc	1,054,709
12,449		Bridge Bancorp, Inc	314,586
9,355	*	Bridge Capital Holdings	253,053
70,638		Brookline Bancorp, Inc	760,771
15,540		Bryn Mawr Bank Corp	467,599
3,033	*,e	C1 Financial, Inc	56,778
7,900		Camden National Corp	302,728
23,528	*	Capital Bank Financial Corp	638,079
10,709		Capital City Bank Group, Inc	150,676
142,434		Capitol Federal Financial	1,709,208
30,398		Cardinal Financial Corp	627,111
25,451	*	Cascade Bancorp	122,674
78,609		Cathay General Bancorp	2,246,645
33,816		Centerstate Banks of Florida, Inc	411,203
16,070		Central Pacific Financial Corp	368,003
3,258		Century Bancorp, Inc	125,857
19,133		Charter Financial Corp	229,022
32,131		Chemical Financial Corp	992,848
11,842		Citizens & Northern Corp	234,945
15,291	e	City Holding Co	702,927
31,880		Clifton Bancorp, Inc	435,162
13,729		CNB Financial Corp	235,864
35,823		CoBiz, Inc	430,234
56,207		Columbia Banking System, Inc	1,669,348
40,243		Community Bank System, Inc	1,406,493
15,334		Community Trust Bancorp, Inc	491,915
10,837	*	CommunityOne Bancorp	106,744
22,155		ConnectOne Bancorp, Inc	425,819
8,295	*	CU Bancorp	171,872
24,904	*	Customers Bancorp, Inc	627,830
105,756		CVB Financial Corp	1,655,081
30,663		Dime Community Bancshares	488,155
28,778	*	Eagle Bancorp, Inc	1,060,757
7,076		Enterprise Bancorp, Inc	151,851
19,421		Enterprise Financial Services Corp	398,713
43,287	*	Essent Group Ltd	1,080,011
88,347		EverBank Financial Corp	1,640,604
7,680	*,e	FCB Financial Holdings, Inc	205,517
11,461		Federal Agricultural Mortgage Corp (Class C)	360,334
16,594		Fidelity Southern Corp	278,779
13,204		Financial Institutions, Inc	310,954
18,733		First Bancorp (NC)	304,037
103,129	*	First Bancorp (Puerto Rico)	619,805
8,470		First Bancorp, Inc	141,280
77,929		First Busey Corp	486,277
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,202		First Business Financial Services, Inc	$145,435
9,643		First Citizens Bancshares, Inc (Class A)	2,317,599
94,953		First Commonwealth Financial Corp	856,476
15,815		First Community Bancshares, Inc	265,059
16,091		First Connecticut Bancorp	237,825
8,839		First Defiance Financial Corp	309,365
57,231		First Financial Bancorp	987,807
63,006	e	First Financial Bankshares, Inc	1,824,654
11,276		First Financial Corp	382,820
17,840		First Financial Northwest, Inc	212,296
19,038		First Interstate Bancsystem, Inc	515,168
34,674		First Merchants Corp	782,592
74,544		First Midwest Bancorp, Inc	1,274,702
14,562	*	First NBC Bank Holding Co	512,291
12,507		First of Long Island Corp	312,925
162,910		FirstMerit Corp	3,155,567
22,345	*	Flagstar Bancorp, Inc	383,887
28,546		Flushing Financial Corp	546,941
169,909		FNB Corp	2,254,692
13,243		Fox Chase Bancorp, Inc	220,231
12,538		German American Bancorp, Inc	358,712
73,931		Glacier Bancorp, Inc	1,947,343
9,949		Great Southern Bancorp, Inc	392,190
19,846		Great Western Bancorp, Inc	434,032
4,370	*	Green Bancorp, Inc	52,221
14,000		Guaranty Bancorp	220,360
29,360	*,e	Hampton Roads Bankshares, Inc	52,261
81,507		Hancock Holding Co	2,372,669
30,248		Hanmi Financial Corp	643,677
15,956		Heartland Financial USA, Inc	549,046
18,150		Heritage Commerce Corp	161,716
28,675		Heritage Financial Corp	484,607
21,368		Heritage Oaks Bancorp	170,303
73,900	*	Hilltop Holdings, Inc	1,486,129
53,867		Home Bancshares, Inc	1,771,147
22,469		HomeStreet, Inc	464,659
19,007	*	HomeTrust Bancshares, Inc	297,269
8,976		Horizon Bancorp	209,590
16,433		Hudson Valley Holding Corp	406,552
31,275		IBERIABANK Corp	1,948,745
24,828		Independent Bank Corp (MA)	1,035,824
21,819		Independent Bank Corp (MI)	288,884
9,079		Independent Bank Group, Inc	349,541
53,248		International Bancshares Corp	1,383,383
353,031		Investors Bancorp, Inc	4,179,887
12,681	*	Kearny Financial Corp	169,165
14,591		Ladder Capital Corp	255,926
35,992		Lakeland Bancorp, Inc	408,509
16,828		Lakeland Financial Corp	657,133
42,377		LegacyTexas Financial Group, Inc	1,078,495
6,616	*	LendingTree, Inc	364,078
24,759		Macatawa Bank Corp	129,985
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,388		MainSource Financial Group, Inc	$373,219
65,455		MB Financial, Inc	1,972,159
16,108		Mercantile Bank Corp	319,261
4,111		Merchants Bancshares, Inc	121,110
18,081	*	Meridian Bancorp, Inc	232,341
6,689		Meta Financial Group, Inc	273,647
335,978	*	MGIC Investment Corp	3,500,891
7,893		Midsouth Bancorp, Inc	102,372
6,649		MidWestOne Financial Group, Inc	194,483
33,585		National Bank Holdings Corp	638,115
6,624	e	National Bankshares, Inc	192,162
122,474		National Penn Bancshares, Inc	1,273,730
43,738		NBT Bancorp, Inc	1,056,273
32,037		NewBridge Bancorp	257,898
48,071	*	NMI Holdings, Inc	383,607
49,271		Northfield Bancorp, Inc	710,981
7,714		Northrim BanCorp, Inc	192,233
93,270		Northwest Bancshares, Inc	1,148,154
12,082		OceanFirst Financial Corp	202,736
43,893		OFG Bancorp	618,452
7,938		Old Line Bancshares, Inc	127,484
117,704		Old National Bancorp	1,607,837
4,994		Opus Bank	156,312
44,556		Oritani Financial Corp	663,884
17,062		Pacific Continental Corp	220,100
19,103	*	Pacific Premier Bancorp, Inc	299,153
3,918	e	Palmetto Bancshares, Inc	71,112
12,704	e	Park National Corp	1,048,842
41,895		Park Sterling Bank	280,696
14,505		Peapack Gladstone Financial Corp	303,590
4,955		Penns Woods Bancorp, Inc	215,988
13,626		Pennsylvania Commerce Bancorp, Inc	349,371
12,393	*	PennyMac Financial Services, Inc	233,980
15,612		Peoples Bancorp, Inc	362,042
7,171	e	Peoples Financial Services Corp	281,749
34,638		Pinnacle Financial Partners, Inc	1,650,501
11,131		Preferred Bank	313,672
69,969		PrivateBancorp, Inc	2,593,751
69,532		Prosperity Bancshares, Inc	3,708,837
57,548		Provident Financial Services, Inc	1,035,864
189,860	e	Radian Group, Inc	3,390,900
31,552	e	Renasant Corp	937,410
10,205		Republic Bancorp, Inc (Class A)	242,675
29,313	*,e	Republic First Bancorp, Inc	105,527
31,669		S&T Bancorp, Inc	851,896
24,229		Sandy Spring Bancorp, Inc	631,408
21,918	*	Seacoast Banking Corp of Florida	305,975
2,641		ServisFirst Bancshares, Inc	92,065
10,766		Sierra Bancorp	176,347
22,886		Simmons First National Corp (Class A)	1,001,262
23,801		South State Corp	1,611,804
25,796	e	Southside Bancshares, Inc	704,751
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,465		Southwest Bancorp, Inc	$387,072
7,283	*	Square Financial, Inc	188,338
35,757		State Bank & Trust Co	715,498
90,448		Sterling Bancorp/DE	1,174,015
13,947		Stock Yards Bancorp, Inc	485,356
10,170		Stonegate Bank	291,269
13,635	*,e	Stonegate Mortgage Corp	146,440
11,040		Suffolk Bancorp	264,518
8,107	*	Sun Bancorp, Inc	153,466
187,312		Susquehanna Bancshares, Inc	2,517,473
21,809		Talmer Bancorp Inc	335,422
9,250		Territorial Bancorp, Inc	213,675
44,879	*	Texas Capital Bancshares, Inc	2,363,328
33,148	*	The Bancorp, Inc	322,862
14,829		Tompkins Trustco, Inc	773,332
43,486	e	TowneBank	719,693
23,222		Trico Bancshares	541,537
26,204	*	Tristate Capital Holdings, Inc	327,550
7,158	*	Triumph Bancorp, Inc	96,060
90,945		Trustco Bank Corp NY	606,603
66,548		Trustmark Corp	1,583,842
37,722		UMB Financial Corp	1,878,178
166,023		Umpqua Holdings Corp	2,824,051
46,003		Union Bankshares Corp	1,001,025
67,854	e	United Bankshares, Inc	2,549,953
49,794		United Community Banks, Inc	926,666
57,876		United Community Financial Corp	311,952
51,046		United Financial Bancorp, Inc (New)	650,837
15,335		Univest Corp of Pennsylvania	299,186
222,285	e	Valley National Bancorp	2,096,148
18,509	*	Walker & Dunlop, Inc	354,262
93,410		Washington Federal, Inc	2,017,656
14,276		Washington Trust Bancorp, Inc	528,498
32,757		Waterstone Financial, Inc	417,324
89,030		Webster Financial Corp	3,189,945
32,519		WesBanco, Inc	1,024,674
15,179		West Bancorporation, Inc	287,794
26,335	e	Westamerica Bancorporation	1,146,889
74,789	*	Western Alliance Bancorp	2,312,476
66,847		Wilshire Bancorp, Inc	705,236
45,860		Wintrust Financial Corp	2,235,216
8,471		WSFS Financial Corp	602,881
22,881	*	Yadkin Financial Corp	450,298
		TOTAL BANKS	168,237,784

CAPITAL GOODS - 8.0%
41,301		Aaon, Inc	989,985
38,846		AAR Corp	1,174,703
36,473	*	Accuride Corp	148,810
60,867		Actuant Corp (Class A)	1,449,852
15,958		Advanced Drainage Systems, Inc	446,824
39,385	*	Aegion Corp	725,472
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,707	*	Aerojet Rocketdyne Holdings, Inc	$1,193,500
18,090	*	Aerovironment, Inc	463,104
64,801		Aircastle Ltd	1,553,928
6,782		Alamo Group, Inc	418,992
28,040		Albany International Corp (Class A)	1,099,168
26,030		Altra Holdings, Inc	686,411
18,971	*	Ameresco, Inc	127,485
9,912	e	American Railcar Industries, Inc	525,732
7,186		American Science & Engineering, Inc	268,900
11,716	*	American Woodmark Corp	594,001
28,828		Apogee Enterprises, Inc	1,516,929
40,497		Applied Industrial Technologies, Inc	1,691,560
5,187	*,e	ARC Group Worldwide, Inc	36,050
11,894		Argan, Inc	384,295
95,515	*	ArvinMeritor, Inc	1,253,157
19,124		Astec Industries, Inc	804,738
18,940	*	Astronics Corp	1,274,851
24,833		AZZ, Inc	1,152,003
52,891		Barnes Group, Inc	2,120,929
48,098	*	Beacon Roofing Supply, Inc	1,429,473
50,891	*	Blount International, Inc	674,815
44,643		Briggs & Stratton Corp	872,771
47,220	*	Builders FirstSource, Inc	602,527
16,619	*	CAI International, Inc	395,865
311,743	*,e	Capstone Turbine Corp	195,837
30,383	*	Chart Industries, Inc	1,232,031
17,212		CIRCOR International, Inc	940,464
49,695		Clarcor, Inc	3,230,175
18,886		Columbus McKinnon Corp	478,949
37,152		Comfort Systems USA, Inc	768,675
25,195	*	Commercial Vehicle Group, Inc	145,123
11,477	*	Continental Building Products Inc	252,609
19,945		Cubic Corp	988,873
47,488		Curtiss-Wright Corp	3,469,473
75,051	*	DigitalGlobe, Inc	2,414,391
21,162		Douglas Dynamics, Inc	460,273
10,402	*	Ducommun, Inc	316,221
13,010	*	DXP Enterprises, Inc	586,100
33,212	*	Dycom Industries, Inc	1,527,088
13,747		Dynamic Materials Corp	184,072
61,763		EMCOR Group, Inc	2,756,483
20,011		Encore Wire Corp	900,695
39,009	*,e	Energy Recovery, Inc	115,857
44,391		EnerSys	3,014,149
16,746		Engility Holdings, Inc	466,711
17,290	*,e	Enphase Energy, Inc	217,335
22,132		EnPro Industries, Inc	1,416,669
5,371	*,e	Erickson Air-Crane, Inc	19,067
25,891		ESCO Technologies, Inc	950,200
31,192	*	Esterline Technologies Corp	3,471,358
62,885		Federal Signal Corp	988,552
47,046		Franklin Electric Co, Inc	1,701,183
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,886		Freightcar America, Inc	$310,106
247,020	*,e	FuelCell Energy, Inc	303,835
36,582	*	Furmanite Corp	267,049
68,404	e	Generac Holdings, Inc	2,851,763
49,320		General Cable Corp	804,409
6,178	*	General Finance Corp	47,941
32,285	*	Gibraltar Industries, Inc	534,640
22,092		Global Brass & Copper Holdings, Inc	336,682
16,227		Global Power Equipment Group, Inc	197,158
17,604		Gorman-Rupp Co	477,244
124,144	*	GrafTech International Ltd	600,857
9,437		Graham Corp	220,826
39,188		Granite Construction, Inc	1,360,215
65,499	*	Great Lakes Dredge & Dock Corp	379,894
27,761	e	Greenbrier Cos, Inc	1,601,532
39,023		Griffon Corp	655,977
30,850		H&E Equipment Services, Inc	762,612
78,437		Harsco Corp	1,261,267
65,442		Heico Corp	3,654,281
61,202		Hillenbrand, Inc	1,798,727
17,906		Houston Wire & Cable Co	169,033
6,745		Hurco Cos, Inc	218,268
10,460		Hyster-Yale Materials Handling, Inc	767,136
52,086	*	II-VI, Inc	926,610
17,354		Insteel Industries, Inc	351,592
28,334		John Bean Technologies Corp	1,093,409
10,616		Kadant, Inc	540,991
27,464		Kaman Corp	1,145,523
35,722	*,e	KEYW Holding Corp	344,717
43,981	*	Kratos Defense & Security Solutions, Inc	240,576
30,032	*,e	Layne Christensen Co	201,815
10,521		LB Foster Co (Class A)	449,562
12,258	e	Lindsay Manufacturing Co	970,711
12,945	*	LMI Aerospace, Inc	146,149
20,502		LSI Industries, Inc	183,698
16,573	*	Lydall, Inc	444,819
13,621	*,e	Manitex International, Inc	134,984
29,218	*	Masonite International Corp	1,934,232
66,434	*	Mastec, Inc	1,191,826
10,709		Miller Industries, Inc	239,667
40,812	*	Moog, Inc (Class A)	2,851,943
55,244		Mueller Industries, Inc	1,935,750
159,949		Mueller Water Products, Inc (Class A)	1,497,123
21,490	*	MYR Group, Inc	630,087
4,433	e	National Presto Industries, Inc	277,417
26,685	*	NCI Building Systems, Inc	413,084
10,582	*	Neff Corp	124,868
17,098		NN, Inc	430,186
7,280	*	Norcraft Cos, Inc	187,970
9,217	*	Nortek, Inc	779,943
9,053	*	Northwest Pipe Co	219,445
2,779		Omega Flex, Inc	82,786
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,555	*	Orion Marine Group, Inc	$240,433
8,078	*	Patrick Industries, Inc	485,165
36,912	*	Perini Corp	782,534
44,991	*	Pgt, Inc	509,298
169,331	*,e	Plug Power, Inc	430,101
20,317	*	Ply Gem Holdings, Inc	275,905
44,774	*	Polypore International, Inc	2,621,965
9,152		Powell Industries, Inc	303,755
4,499	*,e	Power Solutions International, Inc	287,036
22,262	*	PowerSecure International, Inc	291,855
2,540		Preformed Line Products Co	106,553
37,650		Primoris Services Corp	724,009
22,016	*,e	Proto Labs, Inc	1,541,120
36,048		Quanex Building Products Corp	695,726
36,039		Raven Industries, Inc	718,618
23,153		RBC Bearings, Inc	1,689,937
33,114	*,e	Revolution Lighting Technologies, Inc	38,743
74,948	*	Rexnord Corp	1,985,373
34,203	*	Rush Enterprises, Inc (Class A)	894,066
2,429		SIFCO Industries, Inc	35,391
40,422		Simpson Manufacturing Co, Inc	1,325,033
9,657	*	Sparton Corp	248,861
12,752		Standex International Corp	1,031,254
22,924	*	Sterling Construction Co, Inc	100,636
13,886	*	Stock Building Supply Holdings, Inc	255,086
22,053		Sun Hydraulics Corp	858,082
33,149		TAL International Group, Inc	1,277,562
54,322	*,e	Taser International, Inc	1,639,981
35,029	*	Teledyne Technologies, Inc	3,676,994
18,295		Tennant Co	1,176,186
22,141		Textainer Group Holdings Ltd	670,872
10,497	*,e	The ExOne Company	143,914
31,116	*	Thermon Group Holdings	724,069
43,384	e	Titan International, Inc	450,760
19,472	*,e	Titan Machinery, Inc	285,265
33,558	*	Trex Co, Inc	1,574,541
44,414	*	Trimas Corp	1,251,142
7,836		Twin Disc, Inc	140,970
20,010		Universal Forest Products, Inc	1,106,953
15,512	*	Vicor Corp	236,558
67,427	*	Wabash National Corp	945,327
25,466		Watsco, Inc	3,063,305
28,376		Watts Water Technologies, Inc (Class A)	1,547,911
65,827		Woodward Governor Co	3,097,160
10,800	*	Xerium Technologies, Inc	192,024
		TOTAL CAPITAL GOODS	140,516,407

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
54,846		ABM Industries, Inc	1,757,814
48,933	e	Acacia Research (Acacia Technologies)	539,242
112,995	*	ACCO Brands Corp	889,271
22,091		Administaff, Inc	1,063,903
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,787	*	Advisory Board Co	$2,168,327
21,529		American Ecology Corp	1,009,925
40,180	*	ARC Document Solutions, Inc	343,137
7,870		Barrett Business Services, Inc	349,979
46,786		Brady Corp (Class A)	1,245,911
47,544		Brink’s Co	1,258,490
42,937	*	Casella Waste Systems, Inc (Class A)	235,295
39,049	*,e	CBIZ, Inc	353,003
14,084		CDI Corp	192,106
19,543	e	Ceco Environmental Corp	230,412
59,494	*,e	Cenveo, Inc	117,798
99,870		Civeo Corp	466,393
33,513		Corporate Executive Board Co	2,809,395
9,692	*	CRA International, Inc	283,006
48,994		Deluxe Corp	3,172,362
24,851		Ennis, Inc	382,208
13,371		Exponent, Inc	1,184,804
9,815	*	Franklin Covey Co	182,952
40,223	*	FTI Consulting, Inc	1,653,568
19,319		G & K Services, Inc (Class A)	1,363,921
12,393	*	GP Strategies Corp	403,888
70,810		Healthcare Services Group	2,143,419
17,322		Heidrick & Struggles International, Inc	416,767
11,339	*	Heritage-Crystal Clean, Inc	132,893
58,654		Herman Miller, Inc	1,607,706
35,918	*	Hill International, Inc	138,284
45,143		HNI Corp	2,105,470
23,393	*	Huron Consulting Group, Inc	1,418,084
19,583	*	ICF International, Inc	753,946
149,056	*	ICO Global Communications Holdings Ltd	162,471
38,880	*	Innerworkings, Inc	246,110
64,795		Interface, Inc	1,407,995
25,983		Kelly Services, Inc (Class A)	426,641
26,077		Kforce, Inc	592,991
37,035		Kimball International, Inc (Class B)	374,794
46,944		Knoll, Inc	1,068,915
49,521		Korn/Ferry International	1,561,397
29,445		Matthews International Corp (Class A)	1,428,966
25,519		McGrath RentCorp	844,934
15,787	*	Mistras Group, Inc	283,535
46,711		Mobile Mini, Inc	1,800,242
28,801		MSA Safety, Inc	1,317,358
12,530		Multi-Color Corp	786,633
50,242	*	Navigant Consulting, Inc	726,499
5,347		NL Industries, Inc	39,407
51,616	*	On Assignment, Inc	1,736,878
9,323	*,e	Paylocity Holding Corp	262,442
31,791	*	Performant Financial Corp	94,419
26,949		Quad	580,481
12,069	*,e	Quest Resource Holding Corp	14,603
36,183		Resources Connection, Inc	570,244
51,621	*	RPX Corp	803,223
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,599	*	SP Plus Corp	$332,273
79,752		Steelcase, Inc (Class A)	1,401,243
20,674	*	Team, Inc	807,940
62,555		Tetra Tech, Inc	1,695,866
15,813	*	TriNet Group, Inc	553,771
40,265	*	TrueBlue, Inc	1,158,827
15,116		Unifirst Corp	1,711,585
38,873		United Stationers, Inc	1,578,633
19,566		Viad Corp	519,869
3,953		VSE Corp	281,216
35,094	*	WageWorks, Inc	1,768,738
38,189		West Corp	1,181,950
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	62,496,768

CONSUMER DURABLES & APPAREL - 3.0%
12,479		Arctic Cat, Inc	442,880
26,763	*	Beazer Homes USA, Inc	468,620
21,600	*	Black Diamond, Inc	194,616
91,319		Brunswick Corp	4,569,603
78,534		Callaway Golf Co	760,209
8,403	*	Cavco Industries, Inc	550,985
3,728	*	Century Communities, Inc	71,279
26,828		Columbia Sportswear Co	1,682,116
77,253	*	CROCS, Inc	1,019,740
8,427		CSS Industries, Inc	238,821
8,520		Culp, Inc	220,242
17,765	*,e	Dixie Group, Inc	174,630
8,006		Escalade, Inc	144,028
24,448	e	Ethan Allen Interiors, Inc	592,131
5,153		Flexsteel Industries, Inc	185,560
18,740	*	G-III Apparel Group Ltd	2,083,513
28,526	*	Helen of Troy Ltd	2,499,163
115,775	*,e	Hovnanian Enterprises, Inc (Class A)	361,218
47,043	*	Iconix Brand Group, Inc	1,237,701
8,700	*	Installed Building Products Inc	181,047
28,722	*,e	iRobot Corp	931,167
18,424	*,e	Jakks Pacific, Inc	122,888
5,339		Johnson Outdoors, Inc	168,179
84,386	e	KB Home	1,222,753
52,487		La-Z-Boy, Inc	1,375,684
68,962	*,e	Leapfrog Enterprises, Inc	155,854
13,572	*,e	LGI Homes, Inc	223,531
21,709		Libbey, Inc	854,249
9,065		Lifetime Brands, Inc	131,896
23,658	*	M/I Homes, Inc	533,724
9,484	*	Malibu Boats Inc	200,776
7,584		Marine Products Corp	53,846
38,095	e	MDC Holdings, Inc	1,022,470
38,416	*	Meritage Homes Corp	1,643,052
17,994		Movado Group, Inc	526,864
4,790		Nacco Industries, Inc (Class A)	234,614
30,213	*	Nautilus, Inc	507,881
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,913	*	New Home Co Inc	$132,269
14,665		Oxford Industries, Inc	1,165,134
12,107	*	Perry Ellis International, Inc	289,599
44,959		Pool Corp	2,917,390
138,686	*,e	Quiksilver, Inc	230,219
45,949		Ryland Group, Inc	1,894,018
16,098	*,e	Sequential Brands Group, Inc	199,615
38,808	*	Skechers U.S.A., Inc (Class A)	3,489,615
19,941	*	Skullcandy, Inc	215,562
56,150	*,e	Smith & Wesson Holding Corp	834,670
144,587	*	Standard-Pacific Corp	1,171,155
57,724	*	Steven Madden Ltd	2,252,390
19,778	e	Sturm Ruger & Co, Inc	1,084,032
144,477	*	TRI Pointe Homes, Inc	2,063,132
49,385	*	Tumi Holdings, Inc	1,155,115
13,263	*,e	Turtle Beach Corp	29,179
7,320	*	UCP, Inc (Class A)	63,391
13,854	*	Unifi, Inc	488,908
16,047	*	Universal Electronics, Inc	865,575
24,126	*	Vera Bradley, Inc	343,554
11,887	*	Vince Holding Corp	219,077
11,715	*	WCI Communities, Inc	272,374
6,119		Weyco Group, Inc	174,392
18,161	*	William Lyon Homes, Inc	393,186
100,603		Wolverine World Wide, Inc	3,091,530
		TOTAL CONSUMER DURABLES & APPAREL	52,622,611

CONSUMER SERVICES - 4.1%
9,571	*	2U, Inc	254,684
18,129	*	American Public Education, Inc	505,618
13,385	*	Ascent Media Corp (Series A)	535,935
96,017	*	Belmond Ltd.	1,182,929
21,288	*	BJ’s Restaurants, Inc	996,278
77,436		Bloomin’ Brands, Inc	1,754,700
24,571		Bob Evans Farms, Inc	1,057,044
75,745	*	Boyd Gaming Corp	999,834
17,188	*	Bravo Brio Restaurant Group, Inc	253,179
15,511	*	Bridgepoint Education, Inc	136,031
27,884	*	Bright Horizons Family Solutions	1,402,008
18,544	*	Buffalo Wild Wings, Inc	2,954,059
48,434	*,e	Caesars Acquisition Co	304,166
53,991	*,e	Caesars Entertainment Corp	512,375
11,285		Capella Education Co	609,729
64,069	*	Career Education Corp	269,090
15,391		Carriage Services, Inc	363,843
35,305	*	Carrols Restaurant Group, Inc	319,157
49,413		Cheesecake Factory	2,477,074
69,992	*	Chegg, Inc	520,041
13,375		Churchill Downs, Inc	1,593,899
15,964	*,e	Chuy’s Holdings, Inc	361,106
20,480		ClubCorp Holdings, Inc	448,307
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,913		Collectors Universe	$159,206
18,878	e	Cracker Barrel Old Country Store, Inc	2,500,957
6,733	*	Dave & Buster’s Entertainment, Inc	212,224
22,449	*	Del Frisco’s Restaurant Group, Inc	452,796
84,278	*	Denny’s Corp	877,334
34,811	*	Diamond Resorts International, Inc	1,114,300
16,316		DineEquity, Inc	1,573,352
7,656	*,e	El Pollo Loco Holdings, Inc	200,434
14,356	*,e	Empire Resorts, Inc	77,810
4,431	*,e	Famous Dave’s of America, Inc	124,954
26,123	*	Fiesta Restaurant Group, Inc	1,320,518
46,358	*	Grand Canyon Education, Inc	2,099,090
6,288	*	Habit Restaurants, Inc	208,259
109,020	*	Houghton Mifflin Harcourt Co	2,492,197
6,775	*,e	Ignite Restaurant Group, Inc	23,848
27,751		International Speedway Corp (Class A)	1,009,026
39,031		Interval Leisure Group, Inc	967,578
12,931	*	Intrawest Resorts Holdings Inc	130,344
22,962	*	Isle of Capri Casinos, Inc	326,520
10,234	*,e	ITT Educational Services, Inc	54,036
39,652		Jack in the Box, Inc	3,440,604
17,185	*,e	Jamba, Inc	270,836
33,475	*	K12, Inc	541,291
63,457	*	Krispy Kreme Doughnuts, Inc	1,129,535
44,132	*	La Quinta Holdings, Inc	1,062,699
3,888		Liberty Tax, Inc	107,698
40,506	*	Life Time Fitness, Inc	2,896,179
79,103	*	LifeLock, Inc	1,155,695
18,723		Marcus Corp	362,664
26,160		Marriott Vacations Worldwide Corp	2,150,614
9,363	*	Monarch Casino & Resort, Inc	171,343
28,585	*	Morgans Hotel Group Co	195,807
2,830		Nathan’s Famous, Inc	116,426
10,177	*,e	Noodles & Co	203,744
30,650		Papa John’s International, Inc	1,880,990
5,603	*	Papa Murphy’s Holdings, Inc	95,419
77,927	*,e	Penn National Gaming, Inc	1,253,066
58,580	*	Pinnacle Entertainment, Inc	2,153,401
23,852	*	Popeyes Louisiana Kitchen, Inc	1,328,079
14,212	*,e	Potbelly Corp	213,322
14,195	*	Red Robin Gourmet Burgers, Inc	1,065,903
41,491	*	Regis Corp	685,431
65,316	*	Ruby Tuesday, Inc	475,500
34,557		Ruth’s Chris Steak House, Inc	502,804
49,443	*,e	Scientific Games Corp (Class A)	626,443
5,644	*,e	Shake Shack, Inc	388,025
53,240		Sonic Corp	1,525,326
60,426		Sotheby’s (Class A)	2,580,794
11,757		Speedway Motorsports, Inc	269,235
1,754	*	Steak N Shake Co	641,105
13,339	*	Steiner Leisure Ltd	643,473
11,176	*	Strayer Education, Inc	566,847
69,078		Texas Roadhouse, Inc (Class A)	2,321,021
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,600		Universal Technical Institute, Inc	$174,070
35,794		Vail Resorts, Inc	3,551,123
27,494	*,e	Weight Watchers International, Inc	235,074
5,525	*,e	Zoe’s Kitchen, Inc	169,231
		TOTAL CONSUMER SERVICES	72,886,686

DIVERSIFIED FINANCIALS - 2.8%
21,807	e	Arlington Asset Investment Corp (Class A)	472,776
763	*	Ashford, Inc	76,109
174,406		BGC Partners, Inc (Class A)	1,750,164
16,189		Calamos Asset Management, Inc (Class A)	200,258
27,469		Cash America International, Inc	711,997
5,349	e	CIFC Corp	40,118
20,830		Cohen & Steers, Inc	788,624
20,785	*	Consumer Portfolio Services, Inc	132,816
119,345	*	Cowen Group, Inc	667,139
6,319	*	Credit Acceptance Corp	1,492,548
2,795		Diamond Hill Investment Group, Inc	509,249
25,234	*,e	Encore Capital Group, Inc	1,020,463
26,067	*	Enova International, Inc	482,500
32,240		Evercore Partners, Inc (Class A)	1,555,258
51,255	*,e	Ezcorp, Inc (Class A)	471,546
8,882	*	FBR Capital Markets Corp	190,608
5,303		Fifth Street Asset Management, Inc	58,492
51,314	e	Financial Engines, Inc	2,163,911
28,359	*	First Cash Financial Services, Inc	1,370,874
21,980		Gain Capital Holdings, Inc	217,162
6,098		GAMCO Investors, Inc (Class A)	471,436
30,531	*	Green Dot Corp	491,549
28,435		Greenhill & Co, Inc	1,124,604
32,787		HFF, Inc (Class A)	1,284,923
14,984	*	INTL FCStone, Inc	480,986
34,903	*	Investment Technology Group, Inc	994,386
38,080	e	iShares Russell 2000 Index Fund	4,613,773
146,200	e	Janus Capital Group, Inc	2,616,980
12,000	*,e	JG Wentworth Co	120,720
44,270	*	KCG Holdings, Inc	568,427
101,693	*,e	Ladenburg Thalmann Financial Services, Inc	342,705
12,965		Manning & Napier, Inc	137,818
37,953		MarketAxess Holdings, Inc	3,258,265
8,576		Marlin Business Services Corp	171,263
9,259	e	Medley Management, Inc	106,108
7,011		Moelis & Co	189,648
20,720		Nelnet, Inc (Class A)	927,634
25,910	*	NewStar Financial, Inc	297,965
10,213		Nicholas Financial, Inc	128,990
22,563		OM Asset Management plc	436,820
11,319	*,e	On Deck Capital, Inc	217,891
10,059		Oppenheimer Holdings, Inc	240,310
49,605	*,e	PHH Corp	1,246,078
22,542	*	Pico Holdings, Inc	405,981
16,414	*	Piper Jaffray Cos	828,086
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,563	*,e	PRA Group, Inc	$2,714,813
12,342		Pzena Investment Management, Inc (Class A)	113,546
12,746	*	Regional Management Corp	205,848
12,812		Resource America, Inc (Class A)	109,414
21,943	*	Safeguard Scientifics, Inc	394,755
5,170		Silvercrest Asset Management Group, Inc	80,600
24,376	*,e	Springleaf Holdings, Inc	1,218,800
64,720	*	Stifel Financial Corp	3,419,805
7,383	e	Tiptree Financial, Inc	49,761
6,932		Virtus Investment Partners, Inc	926,254
39,104	*,e	Walter Investment Management Corp	688,621
7,310		Westwood Holdings Group, Inc	428,293
107,144		WisdomTree Investments, Inc	2,040,022
8,098	*,e	World Acceptance Corp	685,253
		TOTAL DIVERSIFIED FINANCIALS	49,151,743

ENERGY - 3.9%
95,186	*	Abraxas Petroleum Corp	361,707
2,024		Adams Resources & Energy, Inc	94,318
24,904		Alon USA Energy, Inc	400,705
169,435	*,e	Alpha Natural Resources, Inc	137,242
31,234	*,e	Amyris, Inc	70,589
39,760	*,e	Approach Resources, Inc	348,695
123,737	e	Arch Coal, Inc	120,545
17,109	e	Ardmore Shipping Corp	205,821
5,247	*	Aspen Aerogels, Inc	34,315
32,399	*	Basic Energy Services, Inc	330,146
49,617	*,e	Bill Barrett Corp	575,557
38,774	*	Bonanza Creek Energy, Inc	1,068,611
35,050		Bristow Group, Inc	2,177,657
46,546	*	C&J Energy Services Ltd	812,228
66,243	*	Callon Petroleum Co	592,212
19,371	e	CARBO Ceramics, Inc	856,779
51,269	*	Carrizo Oil & Gas, Inc	2,857,221
6,066	*,e	Clayton Williams Energy, Inc	337,694
73,408	*,e	Clean Energy Fuels Corp	724,537
67,899	*,e	Cloud Peak Energy, Inc	440,665
54,739	e	Comstock Resources, Inc	293,948
17,490	*	Contango Oil & Gas Co	438,474
58,223		Delek US Holdings, Inc	2,149,593
93,426		DHT Holdings, Inc	747,408
43,584	*	Diamondback Energy, Inc	3,598,731
9,858	*	Dorian LPG Ltd	130,717
28,243	*,e	Eclipse Resources Corp	178,778
78,943	*,e	Emerald Oil, Inc	50,524
57,422	e	Energy XXI Bermuda Ltd	250,934
21,550	*	Era Group, Inc	477,979
23,010		Evolution Petroleum Corp	158,309
156,704	e	EXCO Resources, Inc	322,810
57,873		Exterran Holdings, Inc	2,145,352
30,037	*,e	FMSA Holdings, Inc	264,025
60,200	*	Forum Energy Technologies, Inc	1,400,252
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,449	*,e	Frontline Ltd	$177,789
52,509	*,e	FX Energy, Inc	70,887
42,777	e	GasLog Ltd	953,499
70,372	*	Gastar Exploration, Inc	255,450
13,377	*,e	Geospace Technologies Corp	288,943
10,925	*,e	Glori Energy, Inc	18,136
37,048		Green Plains Renewable Energy, Inc	1,153,675
14,310		Gulf Island Fabrication, Inc	188,749
25,631	e	Gulfmark Offshore, Inc	384,721
256,851	*,e	Halcon Resources Corp	382,708
11,677		Hallador Petroleum Co	134,169
37,109	*,e	Harvest Natural Resources, Inc	23,757
106,068	*	Helix Energy Solutions Group, Inc	1,748,001
36,222	*,e	Hornbeck Offshore Services, Inc	827,673
12,284	*,e	Independence Contract Drilling, Inc	94,095
129,657	*	ION Geophysical Corp	295,618
753	*	Isramco, Inc	93,033
17,024	*	Jones Energy, Inc (Class A)	174,666
149,973	*	Key Energy Services, Inc	365,934
195,471	*,e	Magnum Hunter Resources Corp	428,082
78,318	*	Matador Resources Co	2,170,975
27,745	*	Matrix Service Co	609,558
243,355	*,e	McDermott International, Inc	1,277,614
30,208	*,e	Miller Petroleum, Inc	21,904
12,734	*	Mitcham Industries, Inc	62,397
11,827	*	Natural Gas Services Group, Inc	299,815
78,971		Navios Maritime Acq Corp	300,880
82,641	*	Newpark Resources, Inc	847,897
17,004	e	Nordic American Offshore Ltd	160,348
89,814	e	Nordic American Tanker Shipping	1,098,425
87,619	e	North Atlantic Drilling Ltd	134,933
60,131	*,e	Northern Oil And Gas, Inc	531,558
25,577	*,e	Pacific Ethanol, Inc	305,901
13,798		Panhandle Oil and Gas, Inc (Class A)	314,594
132,680	*	Parker Drilling Co	497,550
54,357	*	Parsley Energy, Inc	942,550
39,999	*	PDC Energy, Inc	2,269,543
68,681	*,e	Penn Virginia Corp	458,789
61,165	*	Petroquest Energy, Inc	163,922
11,994	*	PHI, Inc	375,772
63,337	*	Pioneer Energy Services Corp	471,861
20,486	*,e	Profire Energy, Inc	33,802
37,297	*	Renewable Energy Group, Inc	343,505
82,888	*	Resolute Energy Corp	102,781
49,368	*,e	Rex Energy Corp	246,840
6,234	*	Rex Stores Corp	394,114
11,727	*,e	RigNet, Inc	439,293
21,136	*,e	Ring Energy, Inc	256,591
72,952	*	Rosetta Resources, Inc	1,665,494
24,682	*	RSP Permian, Inc	716,272
51,502	*,e	Sanchez Energy Corp	756,564
159,894		Scorpio Tankers, Inc	1,493,410
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,613	*	SEACOR Holdings, Inc	$1,352,421
42,294		SemGroup Corp	3,560,732
58,217	e	Ship Finance International Ltd	917,500
36,202	*,e	Solazyme, Inc	139,378
55,461	*	Stone Energy Corp	946,719
47,908	*,e	Swift Energy Co	144,682
79,320	*	Synergy Resources Corp	950,254
78,193	e	Teekay Tankers Ltd (Class A)	492,616
33,825		Tesco Corp	434,990
83,012	*	Tetra Technologies, Inc	599,347
23,821	*	TransAtlantic Petroleum Ltd	138,162
71,879	*,e	Triangle Petroleum Corp	429,118
53,799	e	US Silica Holdings Inc	2,009,393
50,573	*	Vaalco Energy, Inc	124,915
195,521	*,e	Vantage Drilling Co	77,915
15,863	*,e	Vertex Energy, Inc	34,264
39,113	e	W&T Offshore, Inc	251,497
81,783	*	Warren Resources, Inc	88,326
48,608		Western Refining, Inc	2,141,182
15,698	*	Westmoreland Coal Co	446,137
		TOTAL ENERGY	68,259,663

FOOD & STAPLES RETAILING - 0.9%
28,476		Andersons, Inc	1,215,640
38,219		Casey’s General Stores, Inc	3,140,837
17,635	*	Chefs’ Warehouse Holdings, Inc	321,133
15,030	*	Diplomat Pharmacy, Inc	538,375
17,507	*,e	Fairway Group Holdings Corp	92,962
41,907	*,e	Fresh Market, Inc	1,472,612
12,046		Ingles Markets, Inc (Class A)	504,246
30,084	e	Liberator Medical Holdings, Inc	84,837
9,375	*,e	Natural Grocers by Vitamin C	246,750
18,238	e	Pricesmart, Inc	1,467,430
46,451	*,e	Roundy’s, Inc	234,113
13,604	*	Smart & Final Stores, Inc	235,621
36,670		Spartan Stores, Inc	1,106,334
201,990	*	Supervalu, Inc	1,775,492
49,256	*	United Natural Foods, Inc	3,322,810
6,310		Village Super Market (Class A)	201,478
11,031		Weis Markets, Inc	489,225
		TOTAL FOOD & STAPLES RETAILING	16,449,895

FOOD, BEVERAGE & TOBACCO - 1.9%
73,111	*,e	22nd Century Group, Inc	73,842
3,101		Alico, Inc	145,034
52,290		B&G Foods, Inc (Class A)	1,589,616
8,203	*,e	Boston Beer Co, Inc (Class A)	2,032,703
63,247	*	Boulder Brands, Inc	603,376
14,508		Calavo Growers, Inc	734,830
30,329	e	Cal-Maine Foods, Inc	1,356,010
4,798		Coca-Cola Bottling Co Consolidated	542,174
10,510	*	Craft Brewers Alliance, Inc	138,206
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

162,972	*	Darling International, Inc	$2,226,198
94,011		Dean Foods Co	1,527,679
21,041	*	Diamond Foods, Inc	589,990
6,962	*	Farmer Bros Co	173,563
34,467	e	Fresh Del Monte Produce, Inc	1,272,866
13,184	*,e	Freshpet, Inc	285,829
14,550	*	Inventure Foods, Inc	141,862
15,360		J&J Snack Foods Corp	1,602,509
7,686		John B. Sanfilippo & Son, Inc	399,749
18,042		Lancaster Colony Corp	1,617,646
46,929		Lance, Inc	1,385,813
25,406	*	Landec Corp	361,019
3,949	*,e	Lifeway Foods, Inc	79,809
10,684	e	Limoneira Co	245,091
12,291	*	National Beverage Corp	274,704
20,184	*	Omega Protein Corp	257,952
51,669	*,e	Post Holdings, Inc	2,425,343
22,941	e	Sanderson Farms, Inc	1,723,328
275	*	Seaboard Corp	990,000
7,216	*	Seneca Foods Corp	207,965
16,840	*	Synutra International, Inc	122,258
21,375	e	Tootsie Roll Industries, Inc	662,198
41,239	*	TreeHouse Foods, Inc	3,351,081
22,905	e	Universal Corp	1,077,222
75,847	e	Vector Group Ltd	1,680,011
		TOTAL FOOD, BEVERAGE & TOBACCO	31,897,476

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
5,702	*,e	AAC Holdings, Inc	197,631
22,733	e	Abaxis, Inc	1,454,912
39,590	*	Abiomed, Inc	2,502,880
42,535	*	Acadia Healthcare Co, Inc	2,913,648
78,459	*,e	Accuray, Inc	637,872
28,024		Aceto Corp	543,105
7,117	*	Addus HomeCare Corp	191,020
5,612	*,e	Adeptus Health, Inc	356,194
38,938	*,e	Air Methods Corp	1,779,467
5,173	*	Alliance HealthCare Services, Inc	110,030
8,866	*	Almost Family, Inc	383,721
26,451	*	Amedisys, Inc	735,602
45,353	*	AMN Healthcare Services, Inc	1,034,502
41,584	*	Amsurg Corp	2,608,149
12,351		Analogic Corp	1,043,660
23,661	*	Angiodynamics, Inc	394,902
13,660	*	Anika Therapeutics, Inc	466,079
111,067	*,e	Antares Pharma, Inc	272,114
26,002	*	AtriCure, Inc	572,304
1,613		Atrion Corp	523,983
24,176	*,e	Bio-Reference Labs, Inc	800,709
75,293	*,e	BioScrip, Inc	353,877
25,179	*	BioTelemetry, Inc	201,684
32,487		Cantel Medical Corp	1,455,093
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,761	*	Capital Senior Living Corp	$726,505
27,760	*	Cardiovascular Systems, Inc	868,888
12,265	*,e	Castlight Health, Inc	92,355
98,078	*,e	Cerus Corp	435,466
17,345	e	Chemed Corp	1,999,011
11,534	*	Civitas Solutions, Inc	216,263
11,167	e	Computer Programs & Systems, Inc	584,369
26,887		Conmed Corp	1,350,534
6,408	*,e	Connecture, Inc	71,257
11,260	*	Corvel Corp	402,432
32,667	*	Cross Country Healthcare, Inc	362,604
29,674		CryoLife, Inc	302,675
26,152	*	Cyberonics, Inc	1,592,918
21,212	*	Cynosure, Inc (Class A)	708,905
21,568	*	Derma Sciences, Inc	170,387
74,288	*	DexCom, Inc	5,019,640
62,369	*	Endologix, Inc	970,462
22,683		Ensign Group, Inc	955,181
5,023	*,e	Entellus Medical, Inc	138,233
9,159	*	Exactech, Inc	200,124
36,237	*	ExamWorks Group, Inc	1,483,905
52,156	*	Five Star Quality Care, Inc	221,663
22,197	*	Genesis Health Care, Inc	153,381
39,471	*,e	GenMark Diagnostics, Inc	378,922
67,271	*	Globus Medical, Inc	1,607,104
24,018	*	Greatbatch, Inc	1,295,051
50,800	*	Haemonetics Corp	2,058,924
35,819	*	Hanger Orthopedic Group, Inc	800,196
9,755	*	HealthEquity, Inc	255,679
86,905		Healthsouth Corp	3,929,844
21,757	*	HealthStream, Inc	629,648
32,778	*	Healthways, Inc	570,337
16,975	*,e	HeartWare International, Inc	1,285,177
87,865	*	HMS Holdings Corp	1,494,584
13,775	*	ICU Medical, Inc	1,162,197
5,535	*	Imprivata, Inc	82,638
5,150	*	Inogen Inc	189,211
55,061	*	Insulet Corp	1,643,571
24,886	*	Integra LifeSciences Holdings Corp	1,462,799
33,135		Invacare Corp	665,019
16,962	*	IPC The Hospitalist Co, Inc	829,781
8,290	*	K2M Group Holdings, Inc	174,173
78,394		Kindred Healthcare, Inc	1,799,142
9,201		Landauer, Inc	296,824
17,077	*	LDR Holding Corp	578,056
13,019	*	LHC Group, Inc	417,389
27,050	*	Magellan Health Services, Inc	1,712,265
44,508	*	Masimo Corp	1,502,590
59,431	*	MedAssets, Inc	1,202,883
53,405	*	Medidata Solutions, Inc	2,853,429
68,095	*	Merge Healthcare, Inc	338,432
41,011		Meridian Bioscience, Inc	726,715
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,904	*	Merit Medical Systems, Inc	$813,357
29,403	*	Molina Healthcare, Inc	1,741,540
10,269		National Healthcare Corp	650,028
8,654		National Research Corp	124,791
32,785	*	Natus Medical, Inc	1,236,322
36,624	*	Neogen Corp	1,631,233
7,948	*,e	Nevro Corp	357,819
46,038	*	NuVasive, Inc	2,059,280
61,029	*	NxStage Medical, Inc	1,118,662
5,359	*,e	Ocular Therapeutix, Inc	117,630
35,683	*	Omnicell, Inc	1,267,817
53,551	*	OraSure Technologies, Inc	337,371
17,561	*	Orthofix International NV	567,396
61,627		Owens & Minor, Inc	2,078,062
15,981	*,e	Oxford Immunotec Global plc	212,068
29,209	*	PharMerica Corp	837,130
13,494	*,e	PhotoMedex, Inc	27,798
11,991	*	Providence Service Corp	509,857
47,363		Quality Systems, Inc	738,626
29,169	*	Quidel Corp	679,638
31,093	*	RadNet, Inc	260,559
46,435	*,e	Rockwell Medical Technologies, Inc	450,884
4,681	*,e	Roka Bioscience, Inc	13,715
56,330	*	RTI Biologics, Inc	315,448
5,986	*,e	Second Sight Medical Products, Inc	69,557
77,479		Select Medical Holdings Corp	1,127,319
6,804	*	Sientra, Inc	118,934
41,973	*,e	Spectranetics Corp	1,076,607
36,151	*,e	Staar Surgical Co	319,936
58,038	e	STERIS Corp	3,859,527
11,943	*	Surgical Care Affiliates, Inc	450,251
13,101	*	SurModics, Inc	330,407
9,152	*	Symmetry Surgical, Inc	70,745
11,992	*	Tandem Diabetes Care, Inc	160,093
69,280	*	Team Health Holdings, Inc	4,127,010
54,546	*	Thoratec Corp	2,187,840
35,512	*	Tornier BV	918,695
27,393	*,e	TransEnterix, Inc	102,998
24,511	*	Triple-S Management Corp (Class B)	458,846
7,040	*	TriVascular Technologies, Inc	51,392
7,787	*,e	Trupanion, Inc	57,702
119,480	*,e	Unilife Corp	400,258
40,257		Universal American Corp	402,167
12,108		US Physical Therapy, Inc	571,013
4,015		Utah Medical Products, Inc	216,449
17,217	*	Vascular Solutions, Inc	551,977
6,185	*,e	Veracyte, Inc	56,593
21,417	*	Vocera Communications, Inc	243,940
43,417	*	WellCare Health Plans, Inc	3,361,778
69,775		West Pharmaceutical Services, Inc	3,717,612
49,750	*,e	Wright Medical Group, Inc	1,262,158
29,198	*,e	Zeltiq Aesthetics, Inc	896,379
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	117,818,090
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
41,133	*	Central Garden and Pet Co (Class A)	$403,103
26,107	*,e	Elizabeth Arden, Inc	367,326
21,799	e	Female Health Co	63,653
80,599	*	HRG Group, Inc	1,009,905
17,107		Inter Parfums, Inc	516,289
12,901	*	Medifast, Inc	387,030
9,628		Nature’s Sunshine Products, Inc	125,260
7,732	*	Nutraceutical International Corp	150,774
4,674		Oil-Dri Corp of America	153,401
7,169		Orchids Paper Products Co	154,062
12,652	*	Revlon, Inc (Class A)	494,820
5,666	*,e	USANA Health Sciences, Inc	644,451
15,040		WD-40 Co	1,217,638
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,687,712

INSURANCE - 2.4%
44,522	*	AMBAC Financial Group, Inc	1,024,451
72,414		American Equity Investment Life Holding Co	1,951,557
18,284		Amerisafe, Inc	826,254
29,382	e	Amtrust Financial Services, Inc	1,747,348
28,478		Argo Group International Holdings Ltd	1,395,137
10,892	*	Atlas Financial Holdings, Inc	200,957
8,176		Baldwin & Lyons, Inc (Class B)	185,514
44,930	*,e	Citizens, Inc (Class A)	253,405
203,307		Conseco, Inc	3,456,219
27,319		Crawford & Co (Class B)	223,196
5,771		Donegal Group, Inc (Class A)	87,200
8,756	*	eHealth, Inc	107,349
4,459		EMC Insurance Group, Inc	154,460
31,893		Employers Holdings, Inc	778,508
8,471	*	Enstar Group Ltd	1,203,221
9,999		FBL Financial Group, Inc (Class A)	582,642
14,667		Federated National Holding Co	422,410
10,718		Fidelity & Guaranty Life	239,869
105,275		First American Financial Corp	3,662,517
28,047	*	Greenlight Capital Re Ltd (Class A)	852,348
13,466	*	Hallmark Financial Services	149,203
8,885		HCI Group, Inc	387,208
6,586	*	Heritage Insurance Holdings, Inc	132,049
40,030		Horace Mann Educators Corp	1,359,819
6,381		Independence Holding Co	79,380
11,814		Infinity Property & Casualty Corp	876,008
11,302		James River Group Holdings Ltd	267,179
4,178		Kansas City Life Insurance Co	187,509
42,105		Kemper Corp	1,586,095
49,356		Maiden Holdings Ltd	717,143
48,884		Meadowbrook Insurance Group, Inc	417,469
36,394		Montpelier Re Holdings Ltd	1,386,975
33,430		National General Holdings Corp	646,536
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,376		National Interstate Corp	$178,656
2,322	e	National Western Life Insurance Co (Class A)	556,374
10,294	*	Navigators Group, Inc	803,447
21,885		OneBeacon Insurance Group Ltd (Class A)	330,026
8,254	*	Patriot National, Inc	111,181
5,642	*	Phoenix Cos, Inc	192,449
51,142		Primerica, Inc	2,363,783
42,102		RLI Corp	2,090,785
12,993		Safety Insurance Group, Inc	755,543
55,474		Selective Insurance Group, Inc	1,494,470
14,386		State Auto Financial Corp	339,797
24,651	e	State National Cos, Inc	235,171
20,610		Stewart Information Services Corp	752,265
74,976		Symetra Financial Corp	1,780,680
57,537	*	Third Point Reinsurance Ltd	775,599
7,823	*	United America Indemnity Ltd	214,741
19,634		United Fire & Casualty Co	586,468
15,802		United Insurance Holdings Corp	262,787
30,386		Universal Insurance Holdings, Inc	729,872
		TOTAL INSURANCE	42,101,229

MATERIALS - 4.4%
28,468		A. Schulman, Inc	1,208,467
3,977	*	AEP Industries, Inc	199,248
176,742	*,e	AK Steel Holding Corp	897,849
27,380	e	American Vanguard Corp	298,716
7,893		Ampco-Pittsburgh Corp	126,209
69,793		Axiall Corp	2,847,554
30,143		Balchem Corp	1,580,096
89,475	*	Berry Plastics Group, Inc	3,061,835
38,408	*	Boise Cascade Co	1,332,758
20,915		Brush Engineered Materials, Inc	836,391
51,778		Calgon Carbon Corp	1,148,954
22,674	*,e	Castle (A.M.) & Co	88,882
51,493	*	Century Aluminum Co	663,745
6,705		Chase Corp	240,106
66,500	*	Chemtura	2,003,645
19,897	*	Clearwater Paper Corp	1,272,811
134,831	*,e	Coeur Mining, Inc	703,818
115,941		Commercial Metals Co	1,924,621
11,985		Deltic Timber Corp	767,040
69,275	*	Ferro Corp	934,520
52,351	*,e	Flotek Industries, Inc	748,096
20,681		FutureFuel Corp	224,802
42,824		Glatfelter	1,062,035
62,547		Globe Specialty Metals, Inc	1,245,936
45,080	*,e	Gold Resource Corp	151,920
321,460		Graphic Packaging Holding Co	4,532,586
49,293		H.B. Fuller Co	2,058,969
10,180		Hawkins, Inc	401,601
11,800		Haynes International, Inc	524,746
73,971	*	Headwaters, Inc	1,300,410
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

361,594		Hecla Mining Co	$1,092,014
54,667	*,e	Horsehead Holding Corp	817,272
21,734		Innophos Holdings, Inc	1,148,425
23,756		Innospec, Inc	1,038,137
54,111	*,e	Intrepid Potash, Inc	678,011
17,813		Kaiser Aluminum Corp	1,431,631
82,962		Kapstone Paper and Packaging Corp	2,318,788
9,955		KMG Chemicals, Inc	291,482
20,005		Koppers Holdings, Inc	449,712
33,686	*	Kraton Polymers LLC	759,282
21,711		Kronos Worldwide, Inc	292,013
137,101	*	Louisiana-Pacific Corp	2,089,419
19,097	*	LSB Industries, Inc	809,904
13,531	*,e	Marrone Bio Innovations, Inc	45,194
34,226		Minerals Technologies, Inc	2,318,127
83,177	*,e	Molycorp, Inc	76,756
26,294		Myers Industries, Inc	425,174
15,835		Neenah Paper, Inc	957,542
52,376		Noranda Aluminium Holding Corp	174,936
78,348	e	Olin Corp	2,313,616
9,700		Olympic Steel, Inc	106,215
31,462		OM Group, Inc	945,118
45,890	*	Omnova Solutions, Inc	366,661
87,702		PolyOne Corp	3,424,763
13,198		Quaker Chemical Corp	1,098,338
231,100	*	Rentech, Inc	277,320
63,528	*	Resolute Forest Products	979,602
30,150	*,e	RTI International Metals, Inc	1,135,148
12,709	*,e	Ryerson Holding Corp	70,408
25,927		Schnitzer Steel Industries, Inc (Class A)	451,648
30,534		Schweitzer-Mauduit International, Inc	1,349,908
40,414	*,e	Senomyx, Inc	233,997
48,517		Sensient Technologies Corp	3,171,071
19,596		Stepan Co	998,024
120,849	*	Stillwater Mining Co	1,623,002
66,216		SunCoke Energy, Inc	1,160,766
20,093	*	Trecora Resources	241,116
23,822		Tredegar Corp	487,636
10,719	*,e	Trinseo S.A.	244,072
61,259		Tronox Ltd	1,283,376
4,397	*	UFP Technologies, Inc	89,215
1,928		United States Lime & Minerals, Inc	127,248
6,753	*	Universal Stainless & Alloy	141,813
13,498	*	US Concrete, Inc	489,977
45,234		Wausau Paper Corp	421,581
3,744	*	WHX Corp	132,650
50,611	*	Worthington Industries, Inc	1,368,015
21,838		Zep, Inc	434,139
		TOTAL MATERIALS	76,768,628
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.4%
18,709		AH Belo Corp (Class A)	$125,163
20,668		AMC Entertainment Holdings, Inc	621,280
23,893	*	Carmike Cinemas, Inc	721,091
68,366	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	188,006
72,989	*	Cinedigm Corp	60,581
32,930	*	Crown Media Holdings, Inc (Class A)	123,487
142,359	*	Cumulus Media, Inc (Class A)	324,579
850	*,e	Daily Journal Corp	170,858
14,460	*,e	Dex Media, Inc	38,030
23,521	*	Entercom Communications Corp (Class A)	279,429
57,011		Entravision Communications Corp (Class A)	372,852
21,791	*	Eros International plc	385,483
53,167		EW Scripps Co (Class A)	1,238,259
39,322	*,e	Global Eagle Entertainment, Inc	502,142
48,230	*	Gray Television, Inc	639,530
46,878		Harte-Hanks, Inc	318,302
7,622	*,e	Hemisphere Media Group, Inc	96,342
16,196	*	Journal Media Group, Inc	150,461
50,963	*,e	Lee Enterprises, Inc	152,889
13,730	*	Loral Space & Communications, Inc	947,370
34,035	*	Martha Stewart Living Omnimedia, Inc (Class A)	187,192
92,364	*	McClatchy Co (Class A)	128,386
42,088		MDC Partners, Inc	881,323
77,669	*	Media General, Inc	1,311,829
34,996		Meredith Corp	1,821,192
61,875		National CineMedia, Inc	942,975
43,473		New Media Investment Group, Inc	1,005,530
137,314		New York Times Co (Class A)	1,838,634
30,644		Nexstar Broadcasting Group, Inc (Class A)	1,791,448
28,189	*,e	Radio One, Inc	100,635
17,596	*,e	ReachLocal, Inc	49,269
18,306	*	Reading International, Inc	243,836
9,668	*,e	Rentrak Corp	458,263
3,448		Saga Communications, Inc	137,886
10,350		Salem Communications	50,508
26,323		Scholastic Corp	1,069,767
45,345	*,e	SFX Entertainment, Inc	198,158
67,166	e	Sinclair Broadcast Group, Inc (Class A)	2,057,966
20,885	*	Sizmek, Inc	145,360
110,007		Time, Inc	2,511,460
8,318	*	Townsquare Media, Inc	113,624
28,948	e	World Wrestling Entertainment, Inc (Class A)	388,482
		TOTAL MEDIA	24,889,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
78,238	*,e	Acadia Pharmaceuticals, Inc	2,673,392
22,278	*,e	Accelerate Diagnostics, Inc	507,938
15,629	*,e	Acceleron Pharma, Inc	432,142
23,522	*,e	AcelRx Pharmaceuticals, Inc	93,853
6,543	*,e	Achaogen, Inc	36,575
111,706	*	Achillion Pharmaceuticals, Inc	977,428
40,567	*	Acorda Therapeutics, Inc	1,219,850
35,484	*,e	Actinium Pharmaceuticals, Inc	89,420
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,798	*	Adamas Pharmaceuticals, Inc	$48,321
28,694	*,e	Aegerion Pharmaceuticals, Inc	667,422
10,021	*	Aerie Pharmaceuticals, Inc	96,602
70,207	*,e	Affymetrix, Inc	851,611
59,254	*,e	Agenus, Inc	391,669
14,439	*,e	Agios Pharmaceuticals, Inc	1,333,297
7,445	*,e	Akebia Therapeutics, Inc	57,103
61,706	*	Akorn, Inc	2,569,438
22,624	*,e	Albany Molecular Research, Inc	408,589
9,343	*	Alder Biopharmaceuticals, Inc	238,247
25,049	*,e	Alimera Sciences, Inc	109,214
25,465	*	AMAG Pharmaceuticals, Inc	1,297,951
8,611	*	Amphastar Pharmaceuticals, Inc	124,515
38,949	*,e	Ampio Pharmaceuticals, Inc	93,867
32,892	*	Anacor Pharmaceuticals, Inc	1,733,080
6,551	*,e	ANI Pharmaceuticals, Inc	399,480
4,603	*	Applied Genetic Technologies Corp	88,101
29,409	*	Aratana Therapeutics, Inc	379,670
4,599	*	Ardelyx, Inc	48,290
234,905	*,e	Arena Pharmaceuticals, Inc	1,024,186
166,075	*,e	Ariad Pharmaceuticals, Inc	1,439,870
135,974	*,e	Array Biopharma, Inc	849,838
57,226	*,e	Arrowhead Research Corp	394,859
7,292	*,e	Atara Biotherapeutics, Inc	302,253
10,137	*	Auspex Pharmaceuticals Inc	1,022,722
7,541	*	Avalanche Biotechnologies, Inc	240,256
8,254	*,e	Bellicum Pharmaceuticals, Inc	197,931
68,340	*,e	BioCryst Pharmaceuticals, Inc	634,879
40,780	*,e	BioDelivery Sciences International, Inc	328,687
69,898	*,e	Bio-Path Holdings, Inc	108,691
3,441	*	Biospecifics Technologies Corp	131,825
49,716	*,e	BioTime, Inc	255,043
24,509	*	Bluebird Bio, Inc	3,264,354
10,409	*,e	Calithera Biosciences, Inc	104,194
29,833	*	Cambrex Corp	1,148,272
5,470	*	Cara Therapeutics Inc	58,803
47,869	*	Catalent, Inc	1,377,191
97,441	*,e	Celldex Therapeutics, Inc	2,338,584
30,464	*	Cempra, Inc	959,311
68,967	*	Cepheid, Inc	3,869,049
29,904	*,e	ChemoCentryx, Inc	200,058
29,860	*	Chimerix, Inc	1,015,240
24,654	*,e	Clovis Oncology, Inc	1,981,195
6,275	*	Coherus Biosciences, Inc	136,607
51,527	*,e	Corcept Therapeutics, Inc	297,311
139,185	*,e	CTI BioPharma Corp	247,749
33,068	*	Cytokinetics, Inc	207,998
107,834	*,e	Cytori Therapeutics, Inc	94,355
53,235	*,e	CytRx Corp	233,702
56,670	*,e	Depomed, Inc	1,318,144
7,446	*,e	Dermira, Inc	109,829
3,560	*,e	Dicerna Pharmaceuticals Inc	71,449
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

143,109	*	Dyax Corp	$3,421,736
28,346	*,e	Dynavax Technologies Corp	570,180
3,420	*,e	Egalet Corp	31,327
4,620	*,e	Eleven Biotheraputics Inc	54,701
27,802	*	Emergent Biosolutions, Inc	825,441
10,171	*,e	Enanta Pharmaceuticals, Inc	348,255
37,543	*,e	Endocyte, Inc	217,749
32,466	*	Enzo Biochem, Inc	90,905
15,115	*,e	Epizyme, Inc	246,526
6,671	*,e	Esperion Thereapeutics, Inc	634,612
88,384	*,e	Exact Sciences Corp	1,847,226
190,124	*,e	Exelixis, Inc	488,619
8,858	*,e	FibroGen, Inc	205,949
19,899	*	Five Prime Therapeutics, Inc	399,174
5,228	*	Flex Pharma, Inc	87,412
6,779	*	Flexion Therapeutics Inc	108,600
27,691	*,e	Fluidigm Corp	1,037,305
13,741	*,e	Foundation Medicine, Inc	625,353
21,519	*,e	Galectin Therapeutics, Inc	64,342
156,696	*,e	Galena Biopharma, Inc	211,540
7,940	*,e	Genocea Biosciences Inc	81,306
16,880	*	Genomic Health, Inc	456,942
152,701	*,e	Geron Corp	552,778
103,483	*,e	Halozyme Therapeutics, Inc	1,538,792
22,935	*	Heron Therapeutics, Inc	247,698
73,287	*	Horizon Pharma plc	2,060,830
14,011	*	Hyperion Therapeutics, Inc	643,946
84,930	*,e	Idera Pharmaceuticals, Inc	238,653
32,706	*,e	IGI Laboratories, Inc	166,147
5,679	*,e	Immune Design Corp	127,380
83,789	*,e	Immunogen, Inc	692,935
78,786	*,e	Immunomedics, Inc	283,630
68,917	*	Impax Laboratories, Inc	3,119,183
9,819	*	INC Research Holdings, Inc	329,329
46,433	*	Infinity Pharmaceuticals, Inc	588,306
59,069	*,e	Inovio Pharmaceuticals, Inc	482,003
60,734	*	Insmed, Inc	1,217,109
10,374	*,e	Insys Therapeutics, Inc	545,361
5,466	*	Intersect ENT, Inc	137,169
19,531	*	Intra-Cellular Therapies, Inc	399,409
37,776	*,e	Intrexon Corp	1,466,842
7,081	*,e	Invitae Corp	77,537
118,994	*	Ironwood Pharmaceuticals, Inc	1,625,458
116,535	*,e	Isis Pharmaceuticals, Inc	6,609,865
15,352	*,e	Karyopharm Therapeutics, Inc	416,960
99,509	*,e	Keryx Biopharmaceuticals, Inc	1,060,766
12,152	*,e	Kindred Biosciences Inc	82,877
9,132	*,e	Kite Pharma, Inc	460,070
19,346	*,e	KYTHERA Biopharmaceuticals, Inc	845,227
25,836	*	Lannett Co, Inc	1,485,570
266,574	*,e	Lexicon Pharmaceuticals, Inc	266,574
19,692	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,528,887
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,373	*	Loxo Oncology, Inc	$38,317
35,752	*	Luminex Corp	554,871
19,901	*	MacroGenics, Inc	569,368
222,236	*,e	MannKind Corp	953,392
65,161	*	Medicines Co	1,668,773
98,934	*,e	Merrimack Pharmaceuticals, Inc	1,098,167
90,935	*,e	MiMedx Group, Inc	854,789
8,018	*	Mirati Therapeutics, Inc	222,820
49,901	*	Momenta Pharmaceuticals, Inc	870,772
9,579	*	NanoString Technologies, Inc	114,373
38,107	*,e	NanoViricides, Inc	65,544
142,842	*,e	Navidea Biopharmceuticals, Inc	192,837
125,270	*	Nektar Therapeutics	1,192,570
38,630	*,e	NeoStem, Inc	111,254
64,960	*,e	Neuralstem, Inc	109,782
82,994	*	Neurocrine Biosciences, Inc	2,829,265
19,272	*,e	NewLink Genetics Corp	859,531
41,648	*,e	Northwest Biotherapeutics, Inc	327,353
264,259	*,e	Novavax, Inc	2,042,722
19,996	*,e	Ohr Pharmaceutical, Inc	56,189
38,160	*,e	Omeros Corp	767,779
12,016	*,e	OncoMed Pharmaceuticals, Inc	288,144
99,271	*	Oncothyreon, Inc	148,907
13,877	*	Ophthotech Corp	628,351
195,572	*,e	Opko Health, Inc	2,691,071
119,712	*,e	Orexigen Therapeutics, Inc	786,508
62,467	*,e	Organovo Holdings, Inc	283,600
19,620	*,e	Osiris Therapeutics, Inc	297,635
8,260	*	Otonomy, Inc	216,742
17,252	*,e	OvaScience, Inc	426,901
63,317	*	Pacific Biosciences of California, Inc	326,716
35,315	*	Pacira Pharmaceuticals, Inc	2,418,371
36,298	*	Pain Therapeutics, Inc	74,048
56,202	*	Parexel International Corp	3,573,042
157,246	e	PDL BioPharma, Inc	1,048,831
201,529	*,e	Peregrine Pharmaceuticals, Inc	264,003
32,904	*,e	Pernix Therapeutics Holdings, Inc	209,928
14,794		Phibro Animal Health Corp	469,857
44,895	*	Portola Pharmaceuticals, Inc	1,602,303
27,367		Pozen, Inc	214,010
19,597	*	PRA Health Sciences, Inc	558,123
51,723	*	Prestige Brands Holdings, Inc	2,030,128
67,891	*,e	Progenics Pharmaceuticals, Inc	336,060
30,354	*	Prothena Corp plc	983,773
24,454	*	PTC Therapeutics, Inc	1,436,673
24,257	*,e	Puma Biotechnology, Inc	4,380,329
8,771	*	Radius Health, Inc	314,353
78,465	*,e	Raptor Pharmaceutical Corp	794,066
21,752	*	Receptos, Inc	3,204,940
14,672	*,e	Regado Biosciences, Inc	17,313
16,108	*,e	Regulus Therapeutics, Inc	202,155
20,160	*,e	Relypsa, Inc	583,229
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,261	*	Repligen Corp	$952,022
27,403	*,e	Repros Therapeutics, Inc	210,729
26,818	*,e	Retrophin, Inc	577,660
8,232	*,e	Revance Therapeutics, Inc	161,965
98,005	*	Rigel Pharmaceuticals, Inc	417,501
5,360	*	Sage Therapeutics, Inc	284,080
22,753	*	Sagent Pharmaceuticals	530,372
66,329	*	Sangamo Biosciences, Inc	820,490
39,608	*,e	Sarepta Therapeutics, Inc	483,218
51,157	*	Sciclone Pharmaceuticals, Inc	417,953
111,304	*,e	Sequenom, Inc	494,190
7,857	*,e	Spark Therapeutics, Inc	449,970
62,594	*,e	Spectrum Pharmaceuticals, Inc	353,656
16,806	*,e	Stemline Therapeutics, Inc	233,435
18,737	*	Sucampo Pharmaceuticals, Inc (Class A)	332,769
53,852	*	Sunesis Pharmaceuticals, Inc	126,014
27,806	*	Supernus Pharmaceuticals, Inc	355,917
23,092	*,e	Synageva BioPharma Corp	2,123,540
92,284	*,e	Synergy Pharmaceuticals, Inc	322,994
72,629	*,e	Synta Pharmaceuticals Corp	163,415
5,574	*	T2 Biosystems, Inc	86,230
20,842	*,e	TESARO, Inc	1,135,264
29,991	*	Tetraphase Pharmaceuticals, Inc	1,058,082
28,021	*,e	TG Therapeutics, Inc	391,173
116,009	*,e	TherapeuticsMD, Inc	751,738
25,064	*,e	Theravance Biopharma, Inc	401,024
80,851	e	Theravance, Inc	1,313,829
58,637	*,e	Threshold Pharmaceuticals, Inc	207,575
6,036	*,e	Tokai Pharmaceuticals, Inc	60,360
7,268	*	Ultragenyx Pharmaceutical, Inc	410,133
37,243	*,e	Vanda Pharmaceuticals, Inc	340,773
26,098	*,e	Verastem, Inc	216,613
9,359	*,e	Versartis, Inc	159,852
8,546	*	Vitae Pharmaceuticals, Inc	113,918
6,824	*,e	Vital Therapies, Inc	165,891
86,112	*,e	Vivus, Inc	192,030
18,354	*	Xencor Inc	260,994
55,437	*	Xenoport, Inc	328,741
93,531	*,e	XOMA Corp	280,593
7,336	*,e	Zafgen, Inc	228,296
88,783	*,e	ZIOPHARM Oncology, Inc	782,178
116,627	*,e	Zogenix, Inc	162,112
6,372	*,e	ZS Pharma, Inc	242,582
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149,696,440

REAL ESTATE - 9.0%
67,210		Acadia Realty Trust	2,076,789
29,585		AG Mortgage Investment Trust	568,624
18,443		Agree Realty Corp	567,676
47,709		Alexander & Baldwin, Inc	1,931,260
2,073		Alexander’s, Inc	893,919
1,578	*,e	Altisource Asset Management Corp	353,472
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,131	*,e	Altisource Portfolio Solutions S.A.	$366,927
56,070		Altisource Residential Corp	1,073,740
34,733		American Assets Trust,Inc	1,382,373
50,772		American Capital Mortgage, Inc	890,541
33,275	*	American Residential Properties, Inc	624,239
104,621		Anworth Mortgage Asset Corp	531,475
57,904		Apollo Commercial Real Estate Finance, Inc	989,579
31,132		Ares Commercial Real Estate Corp	353,348
23,663		Armada Hoffler Properties, Inc	243,019
348,411	*	ARMOUR Residential REIT, Inc	1,045,233
23,965		Ashford Hospitality Prime, Inc	375,292
76,518		Ashford Hospitality Trust, Inc	693,253
57,100		Associated Estates Realty Corp	1,627,350
10,063	*	AV Homes, Inc	158,794
69,129		Campus Crest Communities, Inc	437,587
93,711		Capstead Mortgage Corp	1,091,733
26,466		CareTrust REIT, Inc	330,560
20,288		CatchMark Timber Trust Inc	235,341
79,870		Cedar Shopping Centers, Inc	558,291
233,908		Chambers Street Properties	1,754,310
37,379		Chatham Lodging Trust	1,033,156
58,725		Chesapeake Lodging Trust	1,864,519
105,715		Colony Financial, Inc	2,739,076
4,072	e	Consolidated-Tomoka Land Co	222,901
43,771		CorEnergy Infrastructure Trust, Inc	297,205
20,034		Coresite Realty	963,235
215,739		Cousins Properties, Inc	2,101,298
160,820		CubeSmart	3,710,117
44,562		CyrusOne, Inc	1,447,374
163,465		CYS Investments, Inc	1,458,108
81,457		DCT Industrial Trust, Inc	2,691,339
192,459		DiamondRock Hospitality Co	2,609,744
63,357		DuPont Fabros Technology, Inc	1,973,571
52,075		Dynex Capital, Inc	416,600
13,241	*	Easterly Government Properties, Inc	208,546
30,998		EastGroup Properties, Inc	1,773,086
45,969		Education Realty Trust, Inc	1,545,478
88,351		Empire State Realty Trust, Inc	1,590,318
56,329		Entertainment Properties Trust	3,248,493
63,731		Equity One, Inc	1,569,694
57,658		Excel Trust, Inc	913,879
143,039		FelCor Lodging Trust, Inc	1,589,163
108,738		First Industrial Realty Trust, Inc	2,145,401
56,834		First Potomac Realty Trust	609,260
33,242	*	Forestar Real Estate Group, Inc	490,652
87,318		Franklin Street Properties Corp	1,031,226
5,252	*	FRP Holdings, Inc	182,349
71,068		Geo Group, Inc	2,771,652
24,140		Getty Realty Corp	419,312
20,614		Gladstone Commercial Corp	367,135
67,484		Government Properties Income Trust	1,406,367
56,947		Gramercy Property Trust, Inc	1,556,931
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,038	*	Great Ajax Corp	$57,259
26,407		Hannon Armstrong Sustainable Infrastructure Capital, Inc	501,733
96,041		Hatteras Financial Corp	1,734,500
94,232		Healthcare Realty Trust, Inc	2,412,339
198,871		Hersha Hospitality Trust	1,278,740
88,782		Highwoods Properties, Inc	3,821,177
71,017		Hudson Pacific Properties	2,141,873
87,915		Inland Real Estate Corp	904,645
123,182		Invesco Mortgage Capital, Inc	1,897,003
122,236		Investors Real Estate Trust	876,432
83,325	*	iStar Financial, Inc	1,128,220
77,427	e	Kennedy-Wilson Holdings, Inc	1,918,641
31,358		Kite Realty Group Trust	821,580
110,118		LaSalle Hotel Properties	4,040,230
202,675		Lexington Realty Trust	1,878,797
34,419		LTC Properties, Inc	1,495,850
88,659		Mack-Cali Realty Corp	1,591,429
7,606	*	Marcus & Millichap, Inc	269,100
202,747		Medical Properties Trust, Inc	2,834,403
53,196		Monmouth Real Estate Investment Corp (Class A)	549,515
37,243		National Health Investors, Inc	2,484,853
196,319		New Residential Investment Corp	3,345,276
108,928		New York Mortgage Trust, Inc	850,728
145,924	*	New York REIT, Inc	1,441,729
12,738		One Liberty Properties, Inc	286,350
10,254		Owens Realty Mortgage, Inc	138,224
77,640		Parkway Properties, Inc	1,263,203
69,897		Pebblebrook Hotel Trust	3,001,377
70,690		Pennsylvania REIT	1,598,301
74,456		Pennymac Mortgage Investment Trust	1,559,853
69,500		Physicians Realty Trust	1,153,700
42,088		Potlatch Corp	1,553,468
19,292		PS Business Parks, Inc	1,472,944
13,874		QTS Realty Trust, Inc	503,210
79,319		RAIT Investment Trust	513,987
76,267		Ramco-Gershenson Properties	1,333,147
10,771		Re/Max Holdings, Inc	363,952
81,422		Redwood Trust, Inc	1,399,644
134,877		Resource Capital Corp	594,808
88,052		Retail Opportunities Investment Corp	1,477,513
60,909		Rexford Industrial Realty, Inc	905,108
128,480		RLJ Lodging Trust	3,812,002
34,959		Rouse Properties, Inc	610,734
43,074		Ryman Hospitality Properties	2,482,785
58,451		Sabra Healthcare REIT, Inc	1,746,516
10,952		Saul Centers, Inc	551,105
35,031		Select Income REIT	812,369
40,649		Silver Bay Realty Trust Corp	628,840
35,046		Sovran Self Storage, Inc	3,060,918
61,568	*,e	St. Joe Co	1,074,362
54,987		STAG Industrial, Inc	1,194,867
38,389		Starwood Waypoint Residential Trust	988,133
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,938		STORE Capital Corp	$649,698
265,466	*	Strategic Hotels & Resorts, Inc	3,105,952
83,908		Summit Hotel Properties, Inc	1,105,068
47,330		Sun Communities, Inc	2,937,300
201,924		Sunstone Hotel Investors, Inc	3,145,976
12,641	*	Tejon Ranch Co	312,233
42,020		Terreno Realty Corp	894,186
17,695		Trade Street Residential, Inc	123,334
24,673		UMH Properties, Inc	248,457
11,579		Universal Health Realty Income Trust	575,013
25,327		Urstadt Biddle Properties, Inc (Class A)	525,535
67,968		Washington REIT	1,680,169
40,699		Western Asset Mortgage Capital Corp	594,612
22,229		Whitestone REIT	326,766
		TOTAL REAL ESTATE	160,683,681

RETAILING - 3.9%
26,154	*	1-800-FLOWERS.COM, Inc (Class A)	276,448
79,965	*,e	Aeropostale, Inc	247,092
193,229		American Eagle Outfitters, Inc	3,074,273
7,459	*	America’s Car-Mart, Inc	382,945
46,632	*	Ann Taylor Stores Corp	1,765,487
27,286	*	Asbury Automotive Group, Inc	2,292,843
40,571	*	Barnes & Noble, Inc	888,505
30,027		Bebe Stores, Inc	99,389
17,760		Big 5 Sporting Goods Corp	242,246
12,605	*	Blue Nile, Inc	342,982
13,377	e	Bon-Ton Stores, Inc	95,913
6,826	*	Boot Barn Holdings, Inc	169,421
42,571		Brown Shoe Co, Inc	1,264,359
27,240	e	Buckle, Inc	1,220,352
11,671	*	Build-A-Bear Workshop, Inc	215,097
27,789	*	Burlington Stores, Inc	1,433,079
27,385		Cato Corp (Class A)	1,077,326
21,788		Children’s Place Retail Stores, Inc	1,321,660
35,263	*	Christopher & Banks Corp	209,462
15,428	*	Citi Trends, Inc	351,450
27,473	*,e	Conn’s, Inc	768,420
19,087	*,e	Container Store Group, Inc	348,529
23,394		Core-Mark Holding Co, Inc	1,233,098
13,003		Destination Maternity Corp	153,305
33,183	*	Destination XL Group, Inc	161,601
41,615	*	EVINE Live, Inc	248,025
82,644	*	Express Parent LLC	1,347,097
48,865		Finish Line, Inc (Class A)	1,198,658
54,293	*	Five Below, Inc	1,830,760
41,359	*	Francesca’s Holdings Corp	700,208
35,725		Fred’s, Inc (Class A)	602,681
19,123	*	FTD Cos, Inc	545,770
10,715	*	Gaiam, Inc (Class A)	70,290
23,955	*	Genesco, Inc	1,619,118
24,156		Group 1 Automotive, Inc	1,907,841
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,981		Guess?, Inc	$1,116,562
19,812		Haverty Furniture Cos, Inc	425,166
14,924	*,e	HHgregg, Inc	85,365
25,236	*,e	Hibbett Sports, Inc	1,181,045
33,557		HSN, Inc	2,094,628
13,690	*	Kirkland’s, Inc	325,001
16,071	*,e	Lands’ End, Inc	472,166
22,756		Lithia Motors, Inc (Class A)	2,269,456
26,939	*,e	Lumber Liquidators, Inc	740,553
23,694	*	MarineMax, Inc	523,164
15,262	*,e	Mattress Firm Holding Corp	901,679
47,548		Men’s Wearhouse, Inc	2,690,741
31,961	e	Monro Muffler, Inc	1,914,144
28,143	*	New York & Co, Inc	71,202
27,716		Nutri/System, Inc	527,990
527,861	*	Office Depot, Inc	4,866,879
48,991	*	Orbitz Worldwide, Inc	574,175
18,823	e	Outerwall, Inc	1,250,412
10,900	*,e	Overstock.com, Inc	234,023
45,694	*	Pacific Sunwear Of California, Inc	95,957
51,102	*	PEP Boys - Manny Moe & Jack	468,094
21,120	e	PetMed Express, Inc	334,330
93,861	e	Pier 1 Imports, Inc	1,187,342
51,505		Rent-A-Center, Inc	1,524,548
31,072	*	Restoration Hardware Holdings, Inc	2,677,474
13,174	*,e	Sears Hometown and Outlet Stores, Inc	91,296
52,966	*	Select Comfort Corp	1,632,412
14,422		Shoe Carnival, Inc	376,558
37,542	*	Shutterfly, Inc	1,680,380
40,179		Sonic Automotive, Inc (Class A)	938,180
9,320	*,e	Sportsman’s Warehouse Holdings, Inc	89,752
30,921		Stage Stores, Inc	597,084
26,421		Stein Mart, Inc	312,560
10,728	*	Systemax, Inc	112,108
30,977	*,e	Tile Shop Holdings, Inc	401,772
12,511	*	Tilly’s, Inc	166,897
29,207	e	Travelport Worldwide Ltd	462,347
44,683	*	Tuesday Morning Corp	706,885
29,986	*	Vitamin Shoppe, Inc	1,255,814
18,328	*	VOXX International Corp (Class A)	174,666
12,360	*,e	Wayfair, Inc	397,003
16,223	*	West Marine, Inc	163,041
2,346		Winmark Corp	211,163
19,848	*	Zumiez, Inc	629,380
		TOTAL RETAILING	68,657,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
40,026	*	Advanced Energy Industries, Inc	979,036
19,863	*	Alpha & Omega Semiconductor Ltd	162,678
28,802	*,e	Ambarella, Inc	2,106,866
84,473	*	Amkor Technology, Inc	593,845
74,107	*	Applied Micro Circuits Corp	397,955
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,295	*,e	Audience, Inc	$77,564
104,971	*	Axcelis Technologies, Inc	264,527
66,758		Brooks Automation, Inc	718,316
24,534	*	Cabot Microelectronics Corp	1,160,458
11,630	*	Cascade Microtech, Inc	154,214
51,972	*	Cavium Networks, Inc	3,367,266
19,975	*	Ceva, Inc	413,483
16	*,m	China Energy Savings Technology, Inc	0
62,065	*	Cirrus Logic, Inc	2,096,556
24,765		Cohu, Inc	259,290
326,300		Cypress Semiconductor Corp	4,346,316
34,681	*	Diodes, Inc	926,676
20,670	*	DSP Group, Inc	235,225
137,429	*	Entegris, Inc	1,829,180
86,938	*	Entropic Communications, Inc	262,553
37,871	*	Exar Corp	373,787
114,232	*	Fairchild Semiconductor International, Inc	2,075,024
53,538	*	Formfactor, Inc	426,698
32,507	*	Inphi Corp	697,275
130,180	*	Integrated Device Technology, Inc	2,367,974
29,492		Integrated Silicon Solution, Inc	547,077
126,327		Intersil Corp (Class A)	1,686,465
24,815		IXYS Corp	280,658
61,244	*	Kopin Corp	203,330
120,236	*	Lattice Semiconductor Corp	712,999
12,623	*,e	MA-COM Technology Solutions	384,623
25,932	*	MaxLinear, Inc	221,200
47,205		Micrel, Inc	641,988
93,334	*	Microsemi Corp	3,113,622
52,653		MKS Instruments, Inc	1,832,851
39,212		Monolithic Power Systems, Inc	2,032,358
23,076	*	Nanometrics, Inc	356,755
4,531		NVE Corp	307,474
55,861	*	Omnivision Technologies, Inc	1,558,243
31,895	*	PDF Solutions, Inc	576,343
21,035		Pericom Semiconductor Corp	263,358
68,210	*	Photronics, Inc	598,202
172,622	*	PMC - Sierra, Inc	1,455,203
30,787		Power Integrations, Inc	1,523,649
141,973	*	Qorvo, Inc	9,357,440
60,484	*,e	QuickLogic Corp	106,452
110,967	*	Rambus, Inc	1,535,783
36,073	*,e	Rubicon Technology, Inc	138,520
32,070	*	Rudolph Technologies, Inc	411,458
65,545	*	Semtech Corp	1,526,543
43,841	*	Silicon Laboratories, Inc	2,265,264
53,585		Tessera Technologies, Inc	1,934,954
32,683	*	Ultra Clean Holdings	196,425
29,317	*	Ultratech, Inc	585,167
38,992	*	Veeco Instruments, Inc	1,150,654
52,215	*	Xcerra Corp	513,273
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,311,093
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 9.5%
11,671	*	A10 Networks, Inc	$53,103
112,236	*	ACI Worldwide, Inc	2,584,795
42,516	*	Actua Corp	615,207
74,986	*	Acxiom Corp	1,309,256
51,434		Advent Software, Inc	2,232,750
8,473	*,e	Amber Road, Inc	74,223
23,424	*	American Software, Inc (Class A)	227,447
48,238	*,e	Angie’s List, Inc	283,157
90,687	*	Aspen Technology, Inc	4,025,596
33,944	*	AVG Technologies NV	811,940
65,292	*	Bankrate, Inc	809,621
7,540	*	Barracuda Networks, Inc	305,596
50,262	*,e	Bazaarvoice, Inc	270,410
5,089	*,e	Benefitfocus, Inc	175,825
46,717		Blackbaud, Inc	2,360,610
52,640	*,e	Blackhawk Network Holdings, Inc	1,935,573
41,259	*	Blucora, Inc	564,011
7,793	*	Borderfree, Inc	49,252
38,328	*	Bottomline Technologies, Inc	1,025,657
12,187	*,e	Box, Inc	208,520
32,471	*	Brightcove, Inc	224,699
27,978	*	BroadSoft, Inc	885,224
23,235	*	CACI International, Inc (Class A)	2,050,256
53,177	*	Callidus Software, Inc	656,736
16,837	*	Carbonite, Inc	172,411
44,272	*	Cardtronics, Inc	1,670,383
6,670	*,e	Care.com, Inc	42,821
11,890		Cass Information Systems, Inc	621,490
21,208	*,e	ChannelAdvisor Corp	216,958
74,565	*	Ciber, Inc	263,214
33,039	*,e	Cimpress NV	2,773,294
46,686	*	Commvault Systems, Inc	2,135,885
15,125		Computer Task Group, Inc	124,479
34,435	*	comScore, Inc	1,803,017
23,213	*	Comverse, Inc	568,719
30,564	*	Constant Contact, Inc	1,065,155
99,891		Convergys Corp	2,265,528
53,433	*	Cornerstone OnDemand, Inc	1,529,787
12,993	*,e	Coupons.com, Inc	162,802
43,064	*,e	Covisint Corp	84,405
33,157	e	CSG Systems International, Inc	965,532
18,044	*,e	Cvent, Inc	485,023
28,193	*,e	Cyan, Inc	105,160
19,214	*	Datalink Corp	222,114
52,396	*	DealerTrack Holdings, Inc	2,059,687
10,727	*	Demand Media, Inc	68,760
30,009	*	Demandware, Inc	1,848,554
38,516	*	DHI Group, Inc	292,722
8,556	e	Digimarc Corp	200,210
99,706		EarthLink Holdings Corp	471,609
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,913	e	Ebix, Inc	$816,326
28,119	*	Ellie Mae, Inc	1,546,545
31,420	*,e	Endurance International Group Holdings, Inc	576,243
25,781	*	EnerNOC, Inc	284,880
33,918	*	Envestnet, Inc	1,738,637
34,824	*	EPAM Systems, Inc	2,253,461
31,782		EPIQ Systems, Inc	569,216
5,165	*	ePlus, Inc	428,488
50,509	*	Euronet Worldwide, Inc	2,953,766
64,967		EVERTEC, Inc	1,346,766
7,163	*	Everyday Health, Inc	87,818
31,762	*	ExlService Holdings, Inc	1,093,566
32,153		Fair Isaac Corp	2,844,254
11,676	*,e	Five9, Inc	63,401
37,387	*,e	FleetMatics Group plc	1,704,099
11,545		Forrester Research, Inc	401,651
23,613	*	Gigamon, Inc	694,931
63,277	*	Global Cash Access, Inc	468,250
16,865	*	Global Sources Ltd	93,432
6,271	*	Globant S.A.	131,754
98,154	*,e	Glu Mobile, Inc	663,521
54,846	*,e	Gogo, Inc	1,159,444
9,690	*	GrubHub, Inc	398,937
17,483	*	GTT Communications, Inc	319,240
16,887	*,e	Guidance Software, Inc	98,620
67,132	*	Guidewire Software, Inc	3,353,243
23,878		Hackett Group, Inc	229,229
34,967		Heartland Payment Systems, Inc	1,779,820
37,165	*	Higher One Holdings, Inc	104,434
7,285	*,e	Hortonworks, Inc	146,938
5,832	*	HubSpot, Inc	225,757
36,858	*	iGate Corp	1,752,966
25,287	*	Imperva, Inc	1,153,593
55,582	*	Infoblox, Inc	1,309,512
30,932		Information Services Group, Inc	121,563
16,937	*,e	Interactive Intelligence, Inc	744,889
51,996	*	Internap Network Services Corp	488,762
46,937		j2 Global, Inc	3,256,020
40,687	*	Jive Software, Inc	218,896
26,309	*	Knot, Inc	427,784
74,916	*	Kofax Ltd	826,323
66,483	*	Limelight Networks, Inc	245,987
61,565	*	Lionbridge Technologies	341,686
24,779	*,e	Liquidity Services, Inc	231,931
51,950	*	Liveperson, Inc	488,330
23,684	*	LogMeIn, Inc	1,520,039
7,445	*	Luxoft Holding, Inc	385,874
19,001	*,e	magicJack VocalTec Ltd	123,506
74,598	*	Manhattan Associates, Inc	3,920,871
23,335		Mantech International Corp (Class A)	682,082
31,255		Marchex, Inc (Class B)	132,834
25,067	*	Marin Software, Inc	151,405
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,318	*,e	Marketo, Inc	$748,747
12,652	*,m	Mavenir Systems, Inc	221,410
66,713		MAXIMUS, Inc	4,270,299
96,235		Mentor Graphics Corp	2,302,904
9,210	*	MicroStrategy, Inc (Class A)	1,677,325
101,610	*,e	Millennial Media, Inc	157,496
11,493	*,e	MobileIron, Inc	69,188
20,384	*	Model N, Inc	239,512
35,712	*	ModusLink Global Solutions, Inc	124,992
27,759	*	MoneyGram International, Inc	215,132
40,796		Monotype Imaging Holdings, Inc	1,322,198
90,465	*,e	Monster Worldwide, Inc	532,839
35,552	*,e	Netscout Systems, Inc	1,461,187
54,830	*,e	NeuStar, Inc (Class A)	1,644,900
5,567	*,e	New Relic, Inc	180,872
62,661		NIC, Inc	1,065,237
7,344	*,e	OPOWER, Inc	73,440
9,067	*,e	Park City Group, Inc	98,377
6,053	*,e	Paycom Software, Inc	191,335
33,774		Pegasystems, Inc	727,492
33,657	*	Perficient, Inc	694,344
29,102	*	PRGX Global, Inc	123,392
53,421	*	Progress Software Corp	1,410,314
38,080	*,e	Proofpoint, Inc	2,055,558
22,922	*	PROS Holdings, Inc	509,556
9,375	*	Q2 Holdings, Inc	190,781
8,197		QAD, Inc (Class A)	199,843
88,747	*	QLIK Technologies, Inc	3,087,508
19,611	*	Qualys, Inc	971,137
38,585	*	QuinStreet, Inc	209,517
26,416	*	Rally Software Development Corp	381,975
20,099	*	RealNetworks, Inc	132,050
51,669	*	RealPage, Inc	1,025,113
7,367		Reis, Inc	167,452
30,130	*,e	RetailMeNot, Inc	553,789
8,284	*,e	Rightside Group Ltd	67,432
17,457	*,e	Rocket Fuel, Inc	139,831
20,199	*	Rosetta Stone, Inc	168,864
7,442	*	Rubicon Project, Inc	130,012
23,257	*	Sapiens International Corp NV	203,034
39,099		Science Applications International Corp	1,958,860
26,053	*	Sciquest, Inc	400,435
32,419	*	Seachange International, Inc	217,531
69,084	*	ServiceSource International LLC	246,630
14,918	*,e	Shutterstock, Inc	1,006,816
37,515	*,e	Silver Spring Networks, Inc	364,646
16,135	*	SPS Commerce, Inc	1,052,970
66,956		SS&C Technologies Holdings, Inc	4,028,743
13,831	*	Stamps.com, Inc	856,001
38,564	*	Sykes Enterprises, Inc	965,257
34,429	*	Synchronoss Technologies, Inc	1,579,603
30,825	*	Syntel, Inc	1,387,742
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,998	*	TA Indigo Holding Corp	$372,380
83,101	*	Take-Two Interactive Software, Inc	1,969,494
36,746	*	Tangoe, Inc	502,685
18,841	*	TechTarget, Inc	203,860
45,793	*	TeleCommunication Systems, Inc (Class A)	142,874
25,881	*	TeleNav, Inc	216,365
16,690		TeleTech Holdings, Inc	432,939
17,700	*,e	Textura Corp	463,209
100,277	*	TiVo, Inc	1,108,061
7,507	*	Travelzoo, Inc	98,642
40,123	*,e	Tremor Video, Inc	100,308
7,343	*,e	TrueCar, Inc	113,229
3,292	*,e	TubeMogul, Inc	47,405
32,746	*	Tyler Technologies, Inc	3,993,375
28,046	*	Ultimate Software Group, Inc	4,661,806
49,772	*	Unisys Corp	1,083,536
91,628	*	Unwired Planet, Inc	54,088
5,380	*,e	Varonis Systems, Inc	154,675
28,658	*,e	Vasco Data Security International	728,486
59,093	*	Verint Systems, Inc	3,630,083
42,874	*,e	VirnetX Holding Corp	276,966
25,839	*	Virtusa Corp	1,028,392
67,169	*,e	Vringo, Inc	41,645
38,636	*	WebMD Health Corp (Class A)	1,705,779
51,083	*	Website Pros, Inc	938,395
38,424	*	WEX, Inc	4,330,769
13,190	*,e	Wix.com Ltd	256,809
7,011	*,e	Workiva, Inc	101,449
30,341	*,e	Xoom Corp	536,125
6,592	*,e	Yodlee, Inc	83,982
17,346	*,e	YuMe, Inc	88,985
12,591	*,e	Zendesk, Inc	290,348
58,694	*	Zix Corp	250,036
		TOTAL SOFTWARE & SERVICES	166,879,501

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
54,656		Adtran, Inc	907,836
11,916	*,e	Aerohive Networks, Inc	72,568
13,220	*	Agilysys, Inc	124,400
11,654		Alliance Fiber Optic Products, Inc	213,967
26,496		Anixter International, Inc	1,870,618
15,253	*,e	Applied Optoelectronics, Inc	217,813
106,252	*	Aruba Networks, Inc	2,614,862
14,225		Badger Meter, Inc	885,079
9,564		Bel Fuse, Inc (Class B)	196,349
43,038		Belden CDT, Inc	3,613,040
51,939	*	Benchmark Electronics, Inc	1,222,125
15,579		Black Box Corp	310,022
36,439	*	CalAmp Corp	718,213
45,439	*	Calix Networks, Inc	335,794
40,327		Checkpoint Systems, Inc	417,788
103,064	*	Ciena Corp	2,195,263
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,845	*,e	Clearfield, Inc	$146,950
85,491	*	Cognex Corp	3,837,691
24,829	*	Coherent, Inc	1,489,740
14,632		Comtech Telecommunications Corp	422,865
10,726	*,e	Control4 Corp	125,709
41,307	*	Cray, Inc	1,160,314
32,197		CTS Corp	577,614
19,644	*,e	CUI Global, Inc	108,238
36,739		Daktronics, Inc	394,209
24,046	*	Digi International, Inc	242,865
57,035	*	Dot Hill Systems Corp	358,180
16,388	*	DTS, Inc	587,510
16,791	*,e	Eastman Kodak Co	325,242
15,053		Electro Rent Corp	163,174
27,624		Electro Scientific Industries, Inc	157,457
45,967	*	Electronics for Imaging, Inc	1,918,203
69,060	*	Emulex Corp	553,861
92,444	*	Extreme Networks, Inc	232,959
34,183	*	Fabrinet	619,054
16,816	*	FARO Technologies, Inc	669,781
41,707		FEI Co	3,147,210
101,593	*	Finisar Corp	2,065,386
29,697	*	GSI Group, Inc	394,376
90,247	*	Harmonic, Inc	632,631
26,845	*	Immersion Corp	290,731
127,222	*	Infinera Corp	2,391,774
39,889	*	Insight Enterprises, Inc	1,141,623
36,271		InterDigital, Inc	1,984,749
22,710	*	Intevac, Inc	109,916
70,030	*,e	InvenSense, Inc	1,044,848
38,167	*	Itron, Inc	1,368,669
59,314	*	Ixia	710,582
43,373	*	Kemet Corp	187,371
25,215	*	Kimball Electronics, Inc	322,500
17,343	*	KVH Industries, Inc	233,957
22,379		Littelfuse, Inc	2,192,918
28,731	*,e	Maxwell Technologies, Inc	160,894
32,452	*	Mercury Computer Systems, Inc	448,162
2,489		Mesa Laboratories, Inc	211,291
37,136		Methode Electronics, Inc	1,576,795
15,852		MTS Systems Corp	1,118,834
8,095	*	Multi-Fineline Electronix, Inc	189,261
33,715	*	Netgear, Inc	1,020,553
40,389	*	Newport Corp	770,218
8,786	*,e	Nimble Storage, Inc	214,906
13,850	*	Numerex Corp	152,211
98,029	*,e	Oclaro, Inc	188,216
19,723	*	OSI Systems, Inc	1,325,583
22,162		Park Electrochemical Corp	481,359
92,494	*,e	Parkervision, Inc	62,896
9,596		PC Connection, Inc	233,087
41,862		Plantronics, Inc	2,229,989
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,089	*	Plexus Corp	$1,424,481
134,991	*	Polycom, Inc	1,761,633
19,855	*,e	Procera Networks, Inc	228,531
87,901	*	QLogic Corp	1,292,145
213,454	*	Quantum Corp	429,042
38,816	*	RealD, Inc	476,660
27,721	*	Rofin-Sinar Technologies, Inc	655,879
18,217	*	Rogers Corp	1,324,558
64,660	*	Ruckus Wireless, Inc	755,229
80,824	*	Sanmina Corp	1,643,152
27,823	*	Scansource, Inc	1,108,747
59,499	*	ShoreTel, Inc	414,113
34,136	*,e	Silicon Graphics International Corp	276,843
53,141	*	Sonus Networks, Inc	420,877
33,750	*	Super Micro Computer, Inc	970,987
35,638	*,e	Synaptics, Inc	3,019,251
28,122		SYNNEX Corp	2,151,333
5,443		Tessco Technologies, Inc	137,545
52,184	*	TTM Technologies, Inc	487,920
29,581		Ubiquiti Networks, Inc	845,129
40,723	*,e	Universal Display Corp	1,794,663
41,022	*	Viasat, Inc	2,466,243
4,709	*	Viasystems Group, Inc	83,726
76,079	*,e	Violin Memory, Inc	259,429
12,081	*	Vishay Precision Group, Inc	172,396
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,211,361

TELECOMMUNICATION SERVICES - 0.8%
86,308	*	8x8, Inc	753,469
9,069		Atlantic Tele-Network, Inc	598,735
22,038	*,e	Boingo Wireless, Inc	182,034
212,879	*	Cincinnati Bell, Inc	730,175
46,398		Cogent Communications Group, Inc	1,623,466
49,383	e	Consolidated Communications Holdings, Inc	1,040,500
20,380	*	Fairpoint Communications, Inc	401,894
37,465	*	General Communication, Inc (Class A)	594,195
283,437	*,e	Globalstar, Inc	734,102
9,958	*	Hawaiian Telcom Holdco, Inc	262,294
15,970		IDT Corp (Class B)	271,969
62,613	*	inContact, Inc	648,045
31,588		Inteliquent, Inc	600,488
27,375	*,e	Intelsat S.A.	344,651
80,350	*,e	Iridium Communications, Inc	817,159
19,561		Lumos Networks Corp	276,592
16,952	*,e	NTELOS Holdings Corp	98,491
57,661	*	Orbcomm, Inc	347,119
45,901	*	Premiere Global Services, Inc	468,649
29,578	*,e	RingCentral, Inc	509,629
23,477		Shenandoah Telecom Co	809,017
20,651		Spok Holdings, Inc	388,755
68	*,m	Touch America Holdings, Inc	0
169,744	*	Vonage Holdings Corp	785,915
		TOTAL TELECOMMUNICATION SERVICES	13,287,343
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.9%
51,328	*	Air Transport Services Group, Inc	$478,377
13,768		Allegiant Travel Co	2,116,968
26,113		Arkansas Best Corp	932,234
25,548	*	Atlas Air Worldwide Holdings, Inc	1,245,210
57,796	e	Baltic Trading Ltd	82,070
20,769		Celadon Group, Inc	536,671
24,209	*	Echo Global Logistics, Inc	699,640
31,297		Forward Air Corp	1,576,430
68,059	*,e	Golden Ocean Group Ltd (Oslo)	338,934
46,240	*	Hawaiian Holdings, Inc	1,067,219
54,662		Heartland Express, Inc	1,143,529
35,832	*	Hub Group, Inc (Class A)	1,429,697
5,342		International Shipholding Corp	58,655
258,612	*	JetBlue Airways Corp	5,309,304
59,646		Knight Transportation, Inc	1,723,769
24,395		Marten Transport Ltd	543,033
42,577		Matson, Inc	1,724,368
77,391		Navios Maritime Holdings, Inc	293,312
3,157	*	PAM Transportation Services, Inc	184,969
8,489		Park-Ohio Holdings Corp	393,295
1,750	*	Patriot Transportation Holding, Inc	45,167
26,055	*	Quality Distribution, Inc	258,466
48,693	*	Republic Airways Holdings, Inc	596,002
26,511	*	Roadrunner Transportation Services Holdings, Inc	648,724
41,578		Safe Bulkers, Inc	148,849
24,223	*	Saia, Inc	987,087
136,599	*,e	Scorpio Bulkers, Inc	329,204
51,020		Skywest, Inc	696,423
84,935	*	Swift Transportation Co, Inc	2,055,427
18,824	*,e	Ultrapetrol Bahamas Ltd	23,342
6,258		Universal Truckload Services, Inc	132,920
5,931	*	USA Truck, Inc	145,665
89,334	e	UTI Worldwide, Inc	806,686
14,749	*,e	Virgin America, Inc	423,886
45,450		Werner Enterprises, Inc	1,221,241
51,564	*	Wesco Aircraft Holdings, Inc	808,524
52,161	*,e	XPO Logistics, Inc	2,529,809
32,486	*	YRC Worldwide, Inc	506,782
		TOTAL TRANSPORTATION	34,241,888

UTILITIES - 3.5%
28,832		Abengoa Yield plc	977,693
48,148		Allete, Inc	2,421,844
39,905		American States Water Co	1,531,953
8,678		Artesian Resources Corp	186,924
116,253		Atlantic Power Corp	377,822
59,033		Avista Corp	1,925,656
43,722		Black Hills Corp	2,155,057
45,450		California Water Service Group	1,084,892
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,150		Chesapeake Utilities Corp	$723,867
59,089		Cleco Corp	3,211,487
12,080		Connecticut Water Service, Inc	434,880
120,991	*	Dynegy, Inc	4,025,371
40,169		El Paso Electric Co	1,494,689
43,198		Empire District Electric Co	1,018,177
49,465		Idacorp, Inc	2,984,223
42,497		Laclede Group, Inc	2,206,869
34,199		MGE Energy, Inc	1,418,575
18,020		Middlesex Water Co	410,315
83,018		New Jersey Resources Corp	2,532,879
27,302	e	Northwest Natural Gas Co	1,275,003
46,282		NorthWestern Corp	2,410,829
23,218	e	NRG Yield, Inc	1,142,326
51,216		ONE Gas, Inc	2,149,536
32,971	e	Ormat Technologies, Inc	1,206,409
35,243		Otter Tail Corp	1,054,118
43,581		Pattern Energy Group, Inc	1,262,977
77,474		Piedmont Natural Gas Co, Inc	2,900,627
78,606		PNM Resources, Inc	2,183,675
77,095		Portland General Electric Co	2,710,660
14,301		SJW Corp	418,304
32,820		South Jersey Industries, Inc	1,731,255
45,864		Southwest Gas Corp	2,522,520
2,797	e	Spark Energy, Inc	34,963
27,557		TerraForm Power, Inc	1,089,328
55,676		UIL Holdings Corp	2,777,119
13,231		Unitil Corp	452,500
20,056	*,e	Vivint Solar, Inc	283,191
51,178		WGL Holdings, Inc	2,815,302
11,986		York Water Co	301,568
		TOTAL UTILITIES	61,845,383

		TOTAL COMMON STOCKS	1,754,914,553
		(Cost $1,301,617,061)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
16,387	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR	7,909
6,861	m	Furiex Pharmaceuticals, Inc	67,032
5,149	m	Omthera Pharmaceuticals, Inc	3,089
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,553

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	$139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	222,509
		(Cost $207,423)

SHORT-TERM INVESTMENTS - 14.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.8%
259,505,426	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	259,505,426
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	259,505,426

		TOTAL SHORT-TERM INVESTMENTS	259,505,426
		(Cost $259,505,426)

		TOTAL INVESTMENTS - 114.6%	2,014,642,488
		(Cost $1,561,329,910)
		OTHER ASSETS & LIABILITIES, NET - (14.6)%	(256,120,012)
		NET ASSETS - 100.0%	$1,758,522,476

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $245,445,863.
m	Indicates a security that has been deemed illiquid.
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	5,540,150		NTPC Ltd	8.490%	03/25/25	$89,110
			TOTAL INDIA			89,110

			TOTAL CORPORATE BONDS			89,110
			(Cost $90,412)

SHARES			COMPANY

COMMON STOCKS - 99.5%

BRAZIL - 7.5%
	25,358		AES Tiete S.A.			145,603
	1,320,651		AMBEV S.A.			8,301,874
	30,400	*	B2W Companhia Global Do Varejo			276,157
	206,396		Banco Bradesco S.A.			2,057,829
	707,297		Banco Bradesco S.A. (Preference)			7,549,633
	239,786		Banco do Brasil S.A.			2,118,556
	44,068		Banco do Estado do Rio Grande do Sul			170,980
	775,181		Banco Itau Holding Financeira S.A.			9,913,116
	102,739		Banco Santander Brasil S.A.			554,793
	191,900		BB Seguridade Participacoes S.A.			2,245,134
	516,474		BM&F Bovespa S.A.			2,127,298
	114,800		BR Malls Participacoes S.A.			624,876
	71,965		Bradespar S.A.			287,817
	40,115		Braskem S.A.			167,759
	181,056		BRF S.A.			3,869,963
	78,076		Centrais Eletricas Brasileiras S.A.			189,168
	73,992	*	Centrais Eletricas Brasileiras S.A. (Preference)			217,338
	51,218		CETIP S.A.-Balcao Organizado de Ativos e Derivativos			587,325
	39,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar			1,352,699
	244,556		Cia de Concessoes Rodoviarias			1,347,394
	94,800	*	Cia de Saneamento Basico do Estado de Sao Paulo			560,062
	212,491		Cia Energetica de Minas Gerais			1,026,152
	55,720		Cia Energetica de Sao Paulo (Class B)			351,377
	25,195		Cia Paranaense de Energia			283,563
	172,530		Cia Siderurgica Nacional S.A.			462,111
	232,466		Cielo S.A.			3,235,906
	59,836		Cosan SA Industria e Comercio			585,858
	57,685		CPFL Energia S.A.			380,425
	68,905		Cyrela Brazil Realty S.A.			268,261
	47,328		EcoRodovias Infraestrutura e Logistica S.A.			139,332
	59,900		EDP - Energias do Brasil S.A.			227,636
	180,079	*	Empresa Brasileira de Aeronautica S.A.			1,404,556
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

83,500		Estacio Participacoes S.A.	$504,389
67,263	*	Fibria Celulose S.A.	943,216
239,575		Gerdau S.A. (Preference)	799,127
90,682	*	Hypermarcas S.A.	598,337
200,664		JBS S.A.	1,034,972
111,120		Klabin S.A.	681,557
391,896		Kroton Educacional S.A.	1,430,776
35,391		Localiza Rent A Car	412,530
38,175		Lojas Americanas S.A.	167,248
122,321		Lojas Americanas S.A.(Preference)	680,835
34,530		Lojas Renner S.A.	1,203,929
8,300		M Dias Branco S.A.	238,398
58,617		Metalurgica Gerdau S.A.	191,437
20,400	*	Multiplan Empreendimentos Imobiliarios S.A.	358,851
48,192		Natura Cosmeticos S.A.	460,655
56,653		Odontoprev S.A.	197,433
69,547	*	Oi S.A. (Preference)	130,416
885,472	*	Petroleo Brasileiro S.A.	4,187,914
1,228,646	*	Petroleo Brasileiro S.A. (Preference)	5,321,638
23,781		Porto Seguro S.A.	297,485
55,900	*	Qualicorp S.A.	460,120
56,500	*	Raia Drogasil S.A.	641,332
78,720		Satipel Industrial S.A.	221,820
103,045		Souza Cruz S.A.	940,519
38,405		Sul America SA	181,002
90,000		Suzano Papel e Celulose S.A.	451,053
81,121	*	Telefonica Brasil S.A.	1,346,206
229,966		Tim Participacoes S.A.	736,545
27,300		Totvus S.A.	315,409
42,300		Tractebel Energia S.A.	501,206
19,800		Transmissora Alianca de Energia Eletrica S.A.	130,315
118,980		Ultrapar Participacoes S.A.	2,738,205
127,217	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	252,074
360,800		Vale S.A.	2,712,332
545,673		Vale S.A. (Preference)	3,287,132
31,600	*	Via Varejo S.A.	198,224
137,240		Weg S.A.	731,078
		TOTAL BRAZIL	88,716,266

CHILE - 1.3%
491,917		AES Gener S.A.	283,400
697,164		Aguas Andinas S.A.	412,861
5,865,399		Banco de Chile	674,140
7,019		Banco de Credito e Inversiones	349,934
17,385,114		Banco Santander Chile S.A.	935,979
363,220		Centros Comerciales Sudamericanos S.A.	941,112
36,698		Cia Cervecerias Unidas S.A.	399,427
1,840,066		Colbun S.A.	556,698
31,697,711		CorpBanca S.A.	359,032
67,886		Embotelladora Andina S.A.	215,362
952,256		Empresa Nacional de Electricidad S.A.	1,467,033
35,162		Empresa Nacional de Telecomunicaciones S.A.	397,673
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

308,595		Empresas CMPC S.A.	$865,822
176,710		Empresas COPEC S.A.	2,028,445
5,556,103		Enersis S.A.	1,940,844
87,032	*	Lan Airlines S.A.	832,883
276,960		SACI Falabella	2,160,437
26,182		Sociedad Quimica y Minera de Chile S.A. (Class B)	574,151
131,913		Sonda S.A.	310,792
84,413		Vina Concha y Toro S.A.	172,138
		TOTAL CHILE	15,878,163

CHINA - 23.6%
211,500	e	AAC Technologies Holdings, Inc	1,116,446
6,725,000		Agricultural Bank of China	3,786,040
526,000		Air China Ltd	634,418
698,000	*	Alibaba Health Information Technology Ltd	1,077,460
1,242,000	*,e	Aluminum Corp of China Ltd	801,344
387,500	e	Anhui Conch Cement Co Ltd	1,566,762
294,000		Anta Sports Products Ltd	647,892
660,000		AviChina Industry & Technology Co	747,747
22,701,000		Bank of China Ltd	15,554,793
2,580,500		Bank of Communications Co Ltd	2,645,168
453,500		BBMG Corp	561,266
446,000		Beijing Capital International Airport Co Ltd	474,043
155,500		Beijing Enterprises Holdings Ltd	1,421,069
1,272,000		Beijing Enterprises Water Group Ltd	1,097,024
862,000		Brilliance China Automotive Holdings Ltd	1,617,741
189,000	e	Byd Co Ltd	1,141,818
1,858,000	*,g	CGN Power Co Ltd	1,039,678
783,700	e	China Agri-Industries Holdings Ltd	447,533
1,626,000	*	China Cinda Asset Management Co Ltd	964,930
2,486,600		China Citic Bank	2,254,976
545,500	*,g	China CNR Corp Ltd	1,114,191
1,882,000	e	China Coal Energy Co	1,237,104
1,277,000		China Communications Construction Co Ltd	2,322,676
808,400		China Communications Services Corp Ltd	455,570
20,524,350		China Construction Bank	19,923,694
1,019,000		China Everbright Bank Co Ltd	690,417
692,000		China Everbright International Ltd	1,290,410
260,000		China Everbright Ltd	859,519
512,000	e	China Galaxy Securities Co Ltd	837,384
1,829,000	e	China Huishan Dairy Holdings Co Ltd	389,909
343,824	*	China Insurance International Holdings Co Ltd	1,277,342
165,900		China International Marine Containers Group Co Ltd	447,033
2,117,000		China Life Insurance Co Ltd	10,274,399
926,000		China Longyuan Power Group Corp	1,147,585
314,000		China Medical System Holdings Ltd	554,132
401,000		China Mengniu Dairy Co Ltd	2,030,727
1,355,500		China Merchants Bank Co Ltd	4,068,724
343,268		China Merchants Holdings International Co Ltd	1,557,293
1,861,300		China Minsheng Banking Corp Ltd	2,717,802
1,721,500		China Mobile Hong Kong Ltd	24,588,677
888,000	e	China National Building Material Co Ltd	1,077,090
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

586,000	e	China Oilfield Services Ltd	$1,203,176
1,170,000		China Overseas Land & Investment Ltd	4,873,494
760,200		China Pacific Insurance Group Co Ltd	4,120,481
619,000		China Railway Construction Corp	1,235,976
1,162,000		China Railway Group Ltd	1,630,698
388,000		China Resources Enterprise	1,188,583
272,000		China Resources Gas Group Ltd	944,615
661,555		China Resources Land Ltd	2,400,260
564,000		China Resources Power Holdings Co	1,701,391
1,168,000		China Shenhua Energy Co Ltd	3,033,360
1,285,000	*	China Shipping Container Lines Co Ltd	724,675
702,000	e	China South City Holdings Ltd	309,387
506,000	e	China State Construction International Holdings Ltd	975,227
4,066,000		China Telecom Corp Ltd	3,012,125
1,722,000		China Unicom Ltd	3,234,138
400,500	*,e	China Vanke Co Ltd	1,060,585
261,500		Chongqing Changan Automobile Co Ltd	858,020
744,000		Chongqing Rural Commercial Bank	663,657
691,000		Citic Pacific Ltd	1,382,338
334,000		CITIC Securities Co Ltd	1,479,586
5,333,000		CNOOC Ltd	9,093,895
932,000	*,e	COSCO Holdings	856,885
567,158		COSCO Pacific Ltd	889,399
1,514,675	e	Country Garden Holdings Co Ltd	817,750
870,000	e	CSPC Pharmaceutical Group Ltd	904,736
609,000	e	CSR Corp Ltd	1,174,021
768,000		Datang International Power Generation Co Ltd	449,253
844,000		Dongfeng Motor Group Co Ltd	1,402,185
222,000		ENN Energy Holdings Ltd	1,597,819
1,557,000	e	Evergrande Real Estate Group	1,472,283
314,000		Far East Horizon Ltd	331,607
480,000	e	Fosun International	1,196,386
844,000	e	Franshion Properties China Ltd	340,993
1,530,000	e	Geely Automobile Holdings Ltd	860,716
3,159,668	e	GOME Electrical Appliances Holdings Ltd	809,415
296,000		Great Wall Motor Co Ltd	2,245,922
744,000		Guangdong Investments Ltd	1,109,426
664,000		Guangzhou Automobile Group Co Ltd	720,861
311,600	e	Guangzhou R&F Properties Co Ltd	397,430
208,000		Haitian International Holdings Ltd	517,325
420,000	e	Haitong Securities Co Ltd	1,371,759
217,500		Hengan International Group Co Ltd	2,683,282
484,000		Huadian Power International Co	535,868
1,042,000		Huaneng Power International, Inc	1,477,782
21,122,000		Industrial & Commercial Bank of China	18,322,506
461,017		Inner Mongolia Yitai Coal Co	701,668
444,000		Jiangsu Express	609,624
450,000	e	Jiangxi Copper Co Ltd	928,660
184,000	e	Kingsoft Corp Ltd	719,319
1,908,000	e	Lenovo Group Ltd	3,280,940
412,000	e	Longfor Properties Co Ltd	715,086
235,400		New China Life insurance Co Ltd	1,456,684
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,067,000		People’s Insurance Co Group of China Ltd	$1,431,226
1,011,055		PICC Property & Casualty Co Ltd	2,240,022
740,000		Ping An Insurance Group Co of China Ltd	10,582,915
6,873,000	*	Semiconductor Manufacturing International	757,448
564,000		Shandong Weigao Group Medical Polymer Co Ltd	521,228
904,000	e	Shanghai Electric Group Co Ltd	921,813
129,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	490,959
143,000		Shanghai Industrial Holdings Ltd	570,138
213,400		Shanghai Pharmaceuticals Holding Co Ltd	664,241
163,000	e	Shenzhou International Group Holdings Ltd	766,625
1,135,149	e	Shui On Land Ltd	366,864
1,172,000	e,m	Sihuan Pharmaceutical Holdings	666,858
885,471		Sino-Ocean Land Holdings Ltd	736,620
403,000		Sinopec Engineering Group Co Ltd	434,999
1,190,000	e	Sinopec Shanghai Petrochemical Co Ltd	718,939
351,200		Sinopharm Group Co	1,668,129
516,000		Sinotrans Ltd	394,902
622,000		Soho China Ltd	471,861
781,500	e	Sun Art Retail Group Ltd	805,644
1,441,400		Tencent Holdings Ltd	29,748,868
600,000		Tingyi Cayman Islands Holding Corp	1,267,061
130,000	e	Tsingtao Brewery Co Ltd	825,914
413,200	e	Uni-President China Holdings Ltd	334,268
1,780,000	e	Want Want China Holdings Ltd	1,952,514
163,200		Weichai Power Co Ltd	646,622
952,000	e	Yanzhou Coal Mining Co Ltd	951,948
2,062,160	e	Yuexiul Property Co Ltd	504,242
476,000		Zhejiang Expressway Co Ltd	755,980
153,500		Zhuzhou CSR Times Electric Co Ltd	1,305,225
1,884,000	e,m	Zijin Mining Group Co Ltd	726,808
188,720		ZTE Corp	635,042
		TOTAL CHINA	279,349,006

COLOMBIA - 0.7%
48,754		Almacenes Exito S.A.	523,154
23,978		Banco Davivienda S.A.	278,837
115,984		BanColombia S.A. (Preference)	1,268,910
87,140		Cementos Argos S.A.	370,217
37,548	*	Cemex Latam Holdings S.A.	209,651
14,439		Corp Financiera Colombiana S.A.	232,164
2,060,473	*	Ecopetrol S.A.	1,755,987
81,217		Grupo Argos S.A.	637,598
35,394		Grupo Argos S.A.(Preference)	269,244
678,658		Grupo Aval Acciones y Valores	344,742
67,379		Grupo de Inversiones Suramericana S.A.	1,107,143
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	521,054
77,656		Interconexion Electrica S.A.	260,809
112,498		Isagen S.A. ESP	150,422
		TOTAL COLOMBIA	7,929,932
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.2%
45,007		CEZ AS	$1,169,290
4,472		Komercni Banka AS	997,286
12,258	e	Telefonica O2 Czech Republic AS	100,649
		TOTAL CZECH REPUBLIC	2,267,225

EGYPT - 0.2%
243,020		Commercial International Bank	1,758,855
684,365	*	Orascom Telecom Holding SAE	290,744
270,573		Talaat Moustafa Group	356,207
65,419		Telecom Egypt	84,582
		TOTAL EGYPT	2,490,388

GREECE - 0.3%
1,068,112	*	Alpha Bank S.A.	374,272
2,570,981	*	Eurobank Ergasias SA	391,382
8,857	*	Folli Follie S.A.	267,071
68,592	*	Hellenic Telecommunications Organization S.A.	623,496
24,254		JUMBO S.A.	250,277
487,228	*	National Bank of Greece S.A.	683,159
66,649		OPAP S.A.	596,274
33,915	*	Public Power Corp	228,126
12,195		Titan Cement Co S.A.	307,574
		TOTAL GREECE	3,721,631

HONG KONG - 1.1%
1,650,000	*,e	Alibaba Pictures Group Ltd	811,626
1,390,000		Belle International Holdings Ltd	1,784,025
594,000		China Gas Holdings Ltd	1,049,506
637,007		China Resources Cement Holdings Ltd	404,847
3,018,000	*,e	GCL Poly Energy Holdings Ltd	912,740
321,000		Haier Electronics Group Co Ltd	923,397
3,502,000	e	Hanergy Thin Film Power Group Ltd	3,262,277
176,000		Kingboard Chemical Holdings Ltd	320,321
517,000	e	Lee & Man Paper Manufacturing Ltd	292,900
658,000	e	New World China Land Ltd	446,266
530,000		Nine Dragons Paper Holdings Ltd	432,701
403,000		Shimao Property Holdings Ltd	948,785
864,000		Sino Biopharmaceutical	986,409
		TOTAL HONG KONG	12,575,800

HUNGARY - 0.2%
21,535		MOL Hungarian Oil and Gas plc	1,197,930
46,303	e	OTP Bank	1,023,861
26,552		Richter Gedeon Rt	445,769
		TOTAL HUNGARY	2,667,560

INDIA - 6.4%
34,082		Adani Enterprises Ltd	360,830
8,625		Aditya Birla Nuvo Ltd	212,670
185,343		Ambuja Cements Ltd	677,223
20,374		Apollo Hospitals Enterprise Ltd	364,101
77,157		Asian Paints Ltd	925,388
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,757		Associated Cement Co Ltd	$287,475
34,452		Aurobindo Pharma Ltd	696,406
23,404		Bajaj Holdings and Investment Ltd	717,289
163,170		Bharat Heavy Electricals	610,627
61,895		Bharat Petroleum Corp Ltd	744,235
169,509		Bharti Airtel Ltd	1,015,007
1,952		Bosch Ltd	691,607
202,580		Cairn India Ltd	680,845
95,247		Cipla Ltd	951,963
253,155		Coal India Ltd	1,441,744
135,656		Dabur India Ltd	537,131
9,032		Divi S Laboratories Ltd	244,701
127,097		DLF Ltd	271,298
32,840		Dr Reddy’s Laboratories Ltd	1,709,358
88,429		GAIL India Ltd	501,317
1,505		GlaxoSmithKline Consumer Healthcare Ltd	148,540
28,022		Godrej Consumer Products Ltd	463,738
137,022		HCL Technologies Ltd	1,899,626
13,051		Hero Honda Motors Ltd	478,042
319,143		Hindalco Industries Ltd	644,218
213,253		Hindustan Lever Ltd	2,853,416
417,860		Housing Development Finance Corp	7,685,742
312,109		ICICI Bank Ltd	1,630,565
300,526		Idea Cellular Ltd	826,234
257,538		Infosys Technologies Ltd	7,861,274
635,677		ITC Ltd	3,226,175
98,614		Jindal Steel & Power Ltd	215,164
20,436		JSW Steel Ltd	299,445
88,931		Larsen & Toubro Ltd	2,277,802
74,966		LIC Housing Finance Ltd	506,422
72,896		Mahindra & Mahindra Financial Services Ltd	306,873
94,822		Mahindra & Mahindra Ltd	1,707,037
49,107		Motherson Sumi Systems Ltd	388,700
142,681		Mundra Port and Special Economic Zone Ltd	712,134
6,163		Nestle India Ltd	637,754
469,498		NTPC Ltd	1,109,251
62,761		Oil India Ltd	451,536
13,054		Piramal Healthcare Ltd	192,804
72,973		Power Finance Corp Ltd	304,612
215,079	*	Reliance Communication Ventures Ltd	204,431
33,403	*	Reliance Energy Ltd	217,595
399,378		Reliance Industries Ltd	5,416,645
81,835		Rural Electrification Corp Ltd	401,006
322,899	*	Sesa Sterlite Ltd	1,062,036
39,327		Shriram Transport Finance Co Ltd	600,508
17,390		Siemens India Ltd	371,859
414,692		State Bank of India	1,757,730
236,518		Sun Pharmaceutical Industries Ltd	3,490,928
132,490		Tata Consultancy Services Ltd	5,139,189
222,118		Tata Motors Ltd	1,780,646
11,253	*,m	Tata Motors Ltd (Temp)	90,212
310,368		Tata Power Co Ltd	369,854
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

81,452		Tata Steel Ltd	$461,134
61,404		Tech Mahindra Ltd	600,699
10,322		Ultra Tech Cement Ltd	433,758
16,680		United Breweries Ltd	244,304
14,068	*	United Spirits Ltd	737,598
172,649		Wipro Ltd	1,458,539
122,873		ZEE Telefilms Ltd	601,933
		TOTAL INDIA	75,908,923

INDONESIA - 2.2%
6,031,600		Adaro Energy Tbk	406,108
3,104,700		Bank Rakyat Indonesia	2,771,876
278,000		Indofood CBP Sukses Makmur Tbk	282,133
98,700		PT Astra Agro Lestari Tbk	154,358
5,673,400		PT Astra International Tbk	2,985,523
3,433,000		PT Bank Central Asia Tbk	3,554,552
800,866		PT Bank Danamon Indonesia Tbk	244,968
2,616,871		PT Bank Mandiri Persero Tbk	2,152,483
1,974,093		PT Bank Negara Indonesia	974,248
1,643,000		PT Bumi Serpong Damai	235,420
1,987,800		PT Charoen Pokphand Indonesia Tbk	433,448
671,400		PT Excelcomindo Pratama	208,374
1,700,500		PT Global MediaCom Tbk	202,991
126,200		PT Gudang Garam Tbk	485,034
244,100		PT Indo Tambangraya Megah	237,015
394,300		PT Indocement Tunggal Prakarsa Tbk	636,763
1,150,500		PT Indofood Sukses Makmur Tbk	597,143
391,400		PT Jasa Marga Tbk	186,471
5,632,100		PT Kalbe Farma Tbk	778,621
4,956,200		PT Lippo Karawaci Tbk	452,183
521,400		PT Matahari Department Store Tbk	701,235
1,139,700		PT Media Nusantara Citra Tbk	193,409
3,067,500		PT Perusahaan Gas Negara Persero Tbk	966,870
854,900		PT Semen Gresik Persero Tbk	822,093
1,357,600		PT Surya Citra Media Tbk	302,689
451,900		PT Tambang Batubara Bukit Asam Tbk	324,909
14,024,300		PT Telekomunikasi Indonesia Persero Tbk	2,820,585
418,500		PT Unilever Indonesia Tbk	1,372,381
451,500		PT United Tractors Tbk	742,393
445,000		Tower Bersama Infrastructure	290,945
		TOTAL INDONESIA	26,517,221

KOREA, REPUBLIC OF - 14.6%
854	m	Amorepacific Corp	3,094,157
761	m	AMOREPACIFIC Group	1,157,118
50,881		BS Financial Group, Inc	760,652
18,320	*,e	Celltrion, Inc	1,458,557
24,009	*	Cheil Communications, Inc	512,893
4,745	*	Cheil Industries, Inc	698,375
2,083		CJ CheilJedang Corp	810,072
3,528		CJ Corp	627,221
7,888		Daelim Industrial Co	607,478
27,043	*	Daewoo Engineering & Construction Co Ltd	179,041
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

11,433		Daewoo International Corp	$333,533
57,459		Daewoo Securities Co Ltd	896,817
30,343		Daewoo Shipbuilding & Marine Engineering Co Ltd	510,048
7,220		Daum Communications	723,465
5,264		DC Chemical Co Ltd	485,166
41,172		DGB Financial Group Co Ltd	464,759
10,025		Dongbu Insurance Co Ltd	509,486
1,617		Doosan Corp	187,291
14,646		Doosan Heavy Industries and Construction Co Ltd	415,535
34,747	*	Doosan Infracore Co Ltd	384,019
5,848		E-Mart Co Ltd	1,204,776
5,311		GLOVIS Co Ltd	1,165,001
13,677	*	GS Engineering & Construction Corp	408,551
21,860		GS Holdings Corp	1,019,730
9,067		Halla Climate Control Corp	340,172
80,749		Hana Financial Group, Inc	2,376,917
20,253		Hankook Tire Co Ltd	851,135
2,776		Hanssem Co Ltd	512,257
29,619		Hanwha Chemical Corp	472,281
11,305		Hanwha Corp	443,938
4,300		Honam Petrochemical Corp	997,574
8,985		Hotel Shilla Co Ltd	894,470
5,850		Hyosung Corp	647,058
4,418		Hyundai Department Store Co Ltd	599,715
15,220		Hyundai Development Co	810,160
20,427		Hyundai Engineering & Construction Co Ltd	982,770
11,894	*	Hyundai Heavy Industries	1,545,377
11,800		Hyundai Marine & Fire Insurance Co Ltd	314,528
24,158	*	Hyundai Merchant Marine Co Ltd	214,988
3,599	*	Hyundai Mipo Dockyard	299,203
19,162		Hyundai Mobis	4,213,301
43,312		Hyundai Motor Co	6,797,433
10,264		Hyundai Motor Co Ltd (2nd Preference)	1,163,830
6,852		Hyundai Motor Co Ltd (Preference)	757,394
19,137		Hyundai Steel Co	1,398,757
4,488		Hyundai Wia Corp	635,944
75,791		Industrial Bank of Korea	1,041,361
5,780		Jinro Ltd	122,363
31,799		Kangwon Land, Inc	1,083,975
106,969		KB Financial Group, Inc	4,079,188
1,606		KCC Corp	823,166
5,188		KEPCO Plant Service & Engineering Co Ltd	470,888
73,922		Kia Motors Corp	3,406,457
10,553		Korea Aerospace Industries Ltd	644,654
70,667		Korea Electric Power Corp	3,072,878
1,592	*	Korea Express Co Ltd	303,693
6,951		Korea Gas Corp	299,799
10,376		Korea Investment Holdings Co Ltd	664,346
3,879		Korea Kumho Petrochemical	310,702
45,181		Korea Life Insurance Co Ltd	334,221
2,272		Korea Zinc Co Ltd	1,011,844
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

10,203	*	Korean Air Lines Co Ltd	$435,434
15,402	*	KT Corp	455,282
30,909		KT&G Corp	2,742,020
13,111		LG Chem Ltd	3,311,947
2,611		LG Chem Ltd (Preference)	445,541
26,327		LG Corp	1,633,570
29,439		LG Electronics, Inc	1,655,439
2,627		LG Household & Health Care Ltd	1,931,041
3,273		LG Innotek Co Ltd	303,868
54,508		LG Telecom Ltd	545,305
63,689		LG.Philips LCD Co Ltd	1,763,745
169		Lotte Confectionery Co Ltd	293,972
3,115		Lotte Shopping Co Ltd	751,238
3,131		LS Cable Ltd	157,403
2,364		LS Industrial Systems Co Ltd	130,276
6,108		Mirae Asset Securities Co Ltd	336,890
7,800		Naver Corp	4,716,490
4,136		NCsoft	787,872
990		Orion Corp	1,156,282
12,697		Paradise Co Ltd	294,569
18,256		POSCO	4,300,449
4,505		S1 Corp (Korea)	335,825
8,399		Samsung Card Co	321,389
35,387		Samsung Corp	1,879,292
16,896		Samsung Electro-Mechanics Co Ltd	1,060,322
30,877		Samsung Electronics Co Ltd	40,506,108
5,758		Samsung Electronics Co Ltd (Preference)	5,842,593
9,195		Samsung Fire & Marine Insurance Co Ltd	2,423,123
47,334		Samsung Heavy Industries Co Ltd	797,278
16,822		Samsung Life Insurance Co Ltd	1,645,399
15,422		Samsung SDI Co Ltd	1,716,955
7,761		Samsung SDS Co Ltd	1,846,562
17,549		Samsung Securities Co Ltd	1,066,355
118,764		Shinhan Financial Group Co Ltd	4,915,422
1,831		Shinsegae Co Ltd	343,547
5,445		SK C&C Co Ltd	1,288,658
6,348		SK Corp	1,093,052
19,127	*	SK Energy Co Ltd	2,093,544
162,894		SK Hynix Inc	6,969,428
27,882		SK Networks Co Ltd	206,082
2,813		SK Telecom Co Ltd	753,808
17,112		S-Oil Corp	1,165,912
14,763		Woongjin Coway Co Ltd	1,239,837
85,368		Woori Bank	852,798
39,265		Woori Investment & Securities Co Ltd	543,606
2,000		Yuhan Corp	430,890
		TOTAL KOREA, REPUBLIC OF	173,038,896

MALAYSIA - 3.4%
250,700		AirAsia BHD	159,789
212,700		Alliance Financial Group BHD	282,326
459,500		AMMB Holdings BHD	834,536
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

468,600		Astro Malaysia Holdings BHD	$412,574
129,391		Berjaya Sports Toto BHD	118,437
35,600		British American Tobacco Malaysia BHD	668,281
565,200		Bumi Armada BHD	188,345
1,467,235		Bumiputra-Commerce Holdings BHD	2,427,236
956,896		Dialog Group BHD	434,068
981,200		Digi.Com BHD	1,654,157
318,400		Felda Global Ventures Holdings BHD	184,721
456,200		Gamuda BHD	669,547
602,375		Genting BHD	1,478,685
41,000		Genting Plantations BHD	114,084
107,820		Hong Leong Bank BHD	425,570
31,000		Hong Leong Credit BHD	140,588
683,400		IHH Healthcare BHD	1,135,962
377,900		IJM Corp BHD	778,167
777,300		IOI Corp BHD	947,208
352,333		IOI Properties Group Sdn BHD	211,153
133,600		Kuala Lumpur Kepong BHD	831,159
110,200		Lafarge Malayan Cement BHD	298,591
1,376,555		Malayan Banking BHD	3,557,161
203,754		Malaysia Airports Holdings BHD	368,486
507,900		Maxis BHD	987,690
287,000		MISC BHD	734,383
814,300		Petronas Chemicals Group BHD	1,338,955
132,300		Petronas Dagangan BHD	795,219
206,000		Petronas Gas BHD	1,314,143
124,700		PPB Group BHD	536,415
796,140		Public Bank BHD	4,354,571
857,600		Resorts World BHD	1,033,698
98,101		RHB Capital BHD	217,197
1,107,100		Sapurakencana Petroleum BHD	824,386
892,528		Sime Darby BHD	2,267,766
370,257		Telekom Malaysia BHD	768,825
957,650		Tenaga Nasional BHD	3,854,291
735,000		TM International BHD	1,388,928
450,400		UEM Land Holdings BHD	162,596
144,600		UMW Holdings BHD	431,556
975,000		YTL Corp BHD	457,181
233,969		YTL Power International BHD	105,110
		TOTAL MALAYSIA	39,893,741

MEXICO - 4.5%
793,550		Alfa S.A. de C.V. (Class A)	1,611,203
9,288,370		America Movil S.A. de C.V. (Series L)	9,753,333
3,641,134	*,e	Cemex S.A. de C.V.	3,512,501
129,860		Coca-Cola Femsa S.A. de C.V.	1,038,829
134,000		Controladora Comercial Mexicana S.A. de C.V.	431,469
54,900	*	El Puerto de Liverpool SAB de C.V.	603,070
106,025		Embotelladoras Arca SAB de C.V.	651,340
648,600		Fibra Uno Administracion S.A. de C.V.	1,618,329
551,837	*	Fomento Economico Mexicano S.A. de C.V.	5,002,574
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

214,600	*,e	Genomma Lab Internacional S.A. de C.V.	$253,178
255,286	*,e	Gentera SAB de C.V.	435,793
48,500		Gruma SAB de C.V.	584,801
87,328		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	621,747
50,200	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	710,529
422,220	*,e	Grupo Bimbo S.A. de C.V. (Series A)	1,133,846
136,498		Grupo Carso S.A. de C.V. (Series A1)	562,647
87,300	e	Grupo Comercial Chedraui S.a. DE C.V.	261,980
715,087		Grupo Financiero Banorte S.A. de C.V.	4,077,422
621,832		Grupo Financiero Inbursa S.A.	1,484,663
516,600	e	Grupo Financiero Santander Mexico SAB de C.V.	1,052,595
151,300		Grupo Lala SAB de C.V.	306,407
1,064,756		Grupo Mexico S.A. de C.V. (Series B)	3,286,849
709,126	*	Grupo Televisa S.A.	5,161,062
38,467	e	Industrias Penoles S.A. de C.V.	652,425
434,542		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	963,855
258,696		Mexichem SAB de C.V.	740,914
127,240	*,e	Minera Frisco SAB de C.V.	105,660
210,700	*	OHL Mexico SAB de CV	424,504
64,700	*	Promotora y Operadora de Infraestructura SAB de C.V.	743,869
45,196	e	Southern Copper Corp (NY)	1,472,486
1,509,689	e	Wal-Mart de Mexico SAB de C.V.	3,566,101
		TOTAL MEXICO	52,825,981

PERU - 0.3%
57,222		Cia de Minas Buenaventura S.A. (ADR) (Series B)	639,742
18,372		Credicorp Ltd (NY)	2,802,649
		TOTAL PERU	3,442,391

PHILIPPINES - 1.2%
484,880		Aboitiz Equity Ventures, Inc	615,850
365,900		Aboitiz Power Corp	352,270
546,300		Alliance Global Group, Inc	310,464
59,768		Ayala Corp	1,045,121
2,004,600		Ayala Land, Inc	1,734,258
461,876		Banco de Oro Universal Bank	1,129,500
221,300		Bank of the Philippine Islands	502,631
912,800		DMCI Holdings, Inc	307,163
8,530		Globe Telecom, Inc	417,040
127,780		International Container Term Services, Inc	315,177
659,830		JG Summit Holdings (Series B)	1,059,462
114,520		Jollibee Foods Corp	511,041
3,090,000		Megaworld Corp	366,333
3,115,600		Metro Pacific Investments Corp	316,364
163,472		Metropolitan Bank & Trust	340,774
28,940		Philippine Long Distance Telephone Co	1,815,932
2,420,400		PNOC Energy Development Corp	438,972
43,380		SM Investments Corp	876,391
2,286,375		SM Prime Holdings	956,070
243,170		Universal Robina	1,185,841
		TOTAL PHILIPPINES	14,596,654
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

POLAND - 1.5%
9,757	*	Alior Bank S.A.	$238,093
5,795		Bank Handlowy w Warszawie S.A.	183,516
73,388		Bank Millennium S.A.	149,039
37,396		Bank Pekao S.A.	1,943,797
8,895		Bank Zachodni WBK S.A.	918,487
2,875		BRE Bank S.A.	371,831
4,636		CCC S.A.	244,880
45,713		Cyfrowy Polsat S.A.	318,686
55,446		Enea S.A.	251,058
45,941		Energa S.A.	318,481
21,701		Eurocash S.A.	220,111
254,984	*	Get Bank S.A.	126,596
49,843	*	Grupa Lotos S.A.	426,314
37,893		KGHM Polska Miedz S.A.	1,328,623
241		LPP S.A.	512,146
718,324		Polish Oil & Gas Co	1,295,646
239,239		Polska Grupa Energetyczna S.A.	1,376,616
105,361		Polski Koncern Naftowy Orlen S.A.	2,000,971
251,872		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,518,830
15,537		Powszechny Zaklad Ubezpieczen S.A.	2,026,410
95,708		Synthos S.A.	125,350
231,926		Tauron Polska Energia S.A.	310,198
169,868		Telekomunikacja Polska S.A.	481,168
11,390		Zaklady Azotowe w Tarnowie-Moscicach S.A.	259,450
		TOTAL POLAND	17,946,297

QATAR - 0.7%
34,886	*	Barwa Real Estate Co	477,102
16,091	*	Commercial Bank of Qatar QSC	249,326
14,135	*	Doha Bank QSC	211,496
11,780	*	Gulf International Services OSC	287,507
44,712	*	Industries Qatar QSC	1,774,187
103,020	*	Masraf Al Rayan	1,362,055
19,761	*	Ooredoo QSC	536,931
7,075	*	Qatar Electricity & Water Co	410,292
19,449	*	Qatar Islamic Bank SAQ	532,777
49,129	*	Qatar National Bank	2,665,191
94,296	*	Vodafone Qatar	434,373
		TOTAL QATAR	8,941,237

RUSSIA - 3.9%
44,386		AFK Sistema (GDR)	335,114
1,731,936		Gazprom OAO (ADR)	10,147,323
148,569		LUKOIL (ADR)	7,600,122
72,109		Magnit OAO (GDR)	3,956,084
149,269		MMC Norilsk Nickel (ADR)	2,811,861
142,349		Mobile TeleSystems (ADR)	1,719,576
27,625		NovaTek OAO (GDR)	2,674,802
413,995		Rosneft Oil Co (GDR)	2,042,738
32,551		Rostelecom (ADR)	306,305
347,233		RusHydro (ADR)	420,152
807,748		Sberbank of Russian Federation (ADR)	4,794,202
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

48,279		Severstal (GDR)	$535,196
484,241		Surgutneftegaz (ADR)	3,507,261
68,980		Tatneft (GDR)	2,366,160
71,265		Uralkali (GDR)	1,048,157
723,348		VTB Bank OJSC (GDR)	1,789,077
		TOTAL RUSSIA	46,054,130

SOUTH AFRICA - 7.7%
331,683	*,e,m	African Bank Investments Ltd	279
29,596		African Rainbow Minerals Ltd	270,030
14,655	*	Anglo Platinum Ltd	404,768
109,738	*	AngloGold Ashanti Ltd	1,246,232
95,374		Aspen Pharmacare Holdings Ltd	2,900,281
8,896	e	Assore Ltd	86,047
88,375		Barclays Africa Group Ltd	1,415,596
55,931		Barloworld Ltd	446,189
89,340		Bidvest Group Ltd	2,421,477
90,185	*	Brait S.A.	686,456
56,058		Coronation Fund Managers Ltd	428,312
97,690		Discovery Holdings Ltd	1,084,118
81,015	e	Exxaro Resources Ltd	663,197
954,191	e	FirstRand Ltd	4,558,259
53,071		Foschini Ltd	785,794
204,143		Gold Fields Ltd	942,511
120,662		Gold Reef Resorts Ltd	280,957
636,856		Growthpoint Properties Ltd	1,493,795
148,465	*	Impala Platinum Holdings Ltd	826,281
51,422		Imperial Holdings Ltd	861,130
54,289		Investec Ltd	516,210
22,315	e	Kumba Iron Ore Ltd	300,981
25,215		Liberty Holdings Ltd	351,426
248,707		Life Healthcare Group Holdings Pte Ltd	854,172
28,630		Massmart Holdings Ltd	360,006
100,208		Mediclinic International Ltd	1,061,140
258,531		Metropolitan Holdings Ltd	735,633
66,930		Mr Price Group Ltd	1,428,963
469,880		MTN Group Ltd	9,434,680
160,071		Nampak Ltd	573,270
110,717		Naspers Ltd (N Shares)	17,369,922
52,775	e	Nedbank Group Ltd	1,139,907
243,599		Network Healthcare Holdings Ltd	852,162
63,787	e	Pick’n Pay Stores Ltd	305,408
148,251	e	PPC Ltd	212,103
936,580		Redefine Properties Ltd	948,771
135,115		Remgro Ltd	3,001,134
60,111		Resilient Property Income Fund Ltd	502,970
179,661		RMB Holdings Ltd	1,081,155
151,608		RMI Holdings	596,216
515,805		Sanlam Ltd	3,336,028
123,781	*	Sappi Ltd	507,766
167,827		Sasol Ltd	6,757,298
132,351		Shoprite Holdings Ltd	1,893,669
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

43,927		Spar Group Ltd	$703,583
346,332		Standard Bank Group Ltd	5,076,511
598,730	e	Steinhoff International Holdings Ltd	3,799,107
61,196	*	Telkom S.A. Ltd	420,676
46,501		Tiger Brands Ltd	1,210,291
112,671		Truworths International Ltd	821,192
103,208	e	Vodacom Group Pty Ltd	1,286,742
261,784		Woolworths Holdings Ltd	1,969,336
		TOTAL SOUTH AFRICA	91,210,137

TAIWAN - 12.3%
891,912	*	Acer, Inc	583,231
1,751,372		Advanced Semiconductor Engineering, Inc	2,483,664
89,850		Advantech Co Ltd	740,162
591,512		Asia Holdings Co Ltd	747,967
492,000		Asia Pacific Telecom Co Ltd	211,849
203,500		Asustek Computer, Inc	2,155,951
2,266,000		AU Optronics Corp	1,137,184
182,000		Catcher Technology Co Ltd	2,129,736
2,362,270		Cathay Financial Holding Co Ltd	4,126,944
231,960		Chailease Holding Co Ltd	635,752
1,104,413		Chang Hwa Commercial Bank	674,805
451,490		Cheng Shin Rubber Industry Co Ltd	1,080,522
111,453		Chicony Electronics Co Ltd	320,481
704,000	*	China Airlines	374,688
3,916,754		China Development Financial Holding Corp	1,631,840
841,807		China Life Insurance Co Ltd (Taiwan)	891,098
60,000		China Motor Corp	50,887
3,303,850		China Steel Corp	2,775,093
3,956,633		Chinatrust Financial Holding Co	3,079,737
1,129,600		Chunghwa Telecom Co Ltd	3,645,545
87,497		Clevo Co	137,921
1,129,000		Compal Electronics, Inc	1,027,868
150,000		CTCI Corp	263,740
520,000		Delta Electronics, Inc	3,129,082
1,589,237		E.Sun Financial Holding Co Ltd	1,088,201
45,400		Eclat Textile Co Ltd	607,830
283,000		Epistar Corp	442,056
527,967	*	Eva Airways Corp	416,193
519,299	*	Evergreen Marine Corp Tawain Ltd	353,255
165,985		Far Eastern Department Stores Co Ltd	133,401
766,522		Far Eastern Textile Co Ltd	841,956
447,000		Far EasTone Telecommunications Co Ltd	1,065,761
91,256		Farglory Land Development Co Ltd	108,953
1,991,501		First Financial Holding Co Ltd	1,252,020
951,270		Formosa Chemicals & Fibre Corp	2,423,990
7,635		Formosa International Hotels Corp	81,514
558,000		Formosa Petrochemical Corp	1,438,558
1,218,600		Formosa Plastics Corp	3,132,527
125,000		Formosa Taffeta Co Ltd	148,701
256,240		Foxconn Technology Co Ltd	730,294
1,920,812		Fubon Financial Holding Co Ltd	4,130,812
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,591,970		Fuhwa Financial Holdings Co Ltd	$1,506,534
82,000		Giant Manufacturing Co Ltd	707,260
10,000		Hermes Microvision, Inc	703,177
211,500	*	High Tech Computer Corp	870,795
150,300		Highwealth Construction Corp	392,071
52,709		Hiwin Technologies Corp	401,891
3,553,153		Hon Hai Precision Industry Co, Ltd	10,646,833
69,000		Hotai Motor Co Ltd	1,195,519
1,412,167		Hua Nan Financial Holdings Co Ltd	867,456
2,135,061		InnoLux Display Corp	1,101,343
633,000	*	Inotera Memories, Inc	726,931
613,060		Inventec Co Ltd	432,637
67,000		Kinsus Interconnect Technology Corp	204,358
28,000		Largan Precision Co Ltd	2,805,768
589,946		Lite-On Technology Corp	745,386
403,961		MediaTek, Inc	5,192,591
2,877,655		Mega Financial Holding Co Ltd	2,559,561
60,000		Merida Industry Co Ltd	449,552
1,358,860		Nan Ya Plastics Corp	3,339,803
157,000		Novatek Microelectronics Corp Ltd	820,581
448,000		Pegatron Technology Corp	1,327,178
39,000		Phison Electronics Corp	359,681
541,000		Pou Chen Corp	758,132
154,000		Powertech Technology, Inc	284,318
166,000		President Chain Store Corp	1,228,428
774,000		Quanta Computer, Inc	1,941,901
117,814		Radiant Opto-Electronics Corp	387,416
127,085		Realtek Semiconductor Corp	395,791
181,735		Ruentex Development Co Ltd	322,972
148,730		Ruentex Industries Ltd	365,175
63,604		Scinopharm Taiwan Ltd	106,502
1,697,474		Shin Kong Financial Holding Co Ltd	550,527
796,000		Siliconware Precision Industries Co	1,307,673
67,490		Simplo Technology Co Ltd	334,027
1,957,323		SinoPac Financial Holdings Co Ltd	887,172
99,851		Standard Foods Corp	247,487
304,000		Synnex Technology International Corp	430,739
2,143,266		Taishin Financial Holdings Co Ltd	981,146
355,156	*	Taiwan Business Bank	116,938
979,914		Taiwan Cement Corp	1,391,639
1,657,162		Taiwan Cooperative Financial Holding	894,093
184,000		Taiwan Fertilizer Co Ltd	338,410
242,129		Taiwan Glass Industrial Corp	173,549
485,200		Taiwan Mobile Co Ltd	1,709,383
6,878,000		Taiwan Semiconductor Manufacturing Co Ltd	33,112,560
532,000		Teco Electric and Machinery Co Ltd	516,524
82,626		TPK Holding Co Ltd	513,267
47,000		Transcend Information, Inc	180,584
73,000		U-Ming Marine Transport Corp	109,523
274,000		Unimicron Technology Corp	163,097
1,335,548		Uni-President Enterprises Corp	2,185,698
3,276,000		United Microelectronics Corp	1,569,592
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

213,000		Vanguard International Semiconductor Corp	$327,110
749,000	*	Walsin Lihwa Corp	220,980
145,000		Wan Hai Lines Ltd	160,771
594,538		Wistron Corp	505,782
296,500		WPG Holdings Co Ltd	370,946
427,700	*	Yang Ming Marine Transport	223,901
211,000		Yulon Motor Co Ltd	275,338
62,127		Zhen Ding Technology Holding Ltd	216,287
		TOTAL TAIWAN	145,594,053

THAILAND - 2.2%
272,200		Advanced Info Service PCL (Foreign)	1,975,680
97,900		Airports of Thailand PCL (Foreign)	858,367
153,800		Bangkok Bank PCL (Foreign)	863,300
1,167,400		Bangkok Dusit Medical Services PCL	713,227
862,600		Banpu PCL (Foreign)	758,159
257,700		BEC World PCL (Foreign)	314,441
970,600		BTS Group Holdings PCL (Foreign)	271,593
96,000		Bumrungrad Hospital PCL (Foreign)	466,355
245,600		Central Pattana PCL (Foreign)	311,919
551,900		Charoen Pokphand Foods PCL	373,149
1,089,300		CP Seven Eleven PCL (Foreign)	1,385,693
59,000		Delta Electronics Thai PCL	148,991
372,900		Energy Absolute PCL (Foreign)	296,394
154,700		Glow Energy PCL (Foreign)	399,891
578,925		Home Product Center PCL (Foreign)	126,232
435,278		Indorama Ventures PCL (Foreign)	324,884
4,354,300		IRPC PCL (Foreign)	606,285
477,100		Kasikornbank PCL (Foreign)	3,028,929
1,010,050		Krung Thai Bank PCL (Foreign)	611,159
340,870		Minor International PCL (Foreign)	339,574
466,084		PTT Exploration & Production PCL (Foreign)	1,651,000
471,441		PTT Global Chemical PCL (Foreign)	911,705
312,700		PTT PCL (Foreign)	3,371,551
109,900		Siam Cement PCL (Foreign)	1,776,282
395,800		Siam Commercial Bank PCL (Foreign)	1,904,464
484,900		Thai Oil PCL (Foreign)	858,762
296,000		Thai Union Frozen Products PCL	183,162
3,120,700		TMB Bank PCL (Foreign)	244,241
2,298,746	*	True Corp PCL (Foreign)	846,789
		TOTAL THAILAND	25,922,178

TURKEY - 1.4%
623,384		Akbank TAS	1,816,255
62,877	*	Anadolu Efes Biracilik Ve Malt Sanayii AS	529,330
53,085		Arcelik AS	285,946
60,230		BIM Birlesik Magazalar AS	1,115,074
17,406		Coca-Cola Icecek AS	294,843
490,102		Emlak Konut Gayrimenkul Yatiri	566,118
140,385		Enka Insaat ve Sanayi AS	301,730
359,668		Eregli Demir ve Celik Fabrikalari TAS	606,945
11,768		Ford Otomotiv Sanayi AS	145,423
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

274,235		Haci Omer Sabanci Holding AS	$1,002,521
166,185		KOC Holding AS	785,994
23,794		Petkim Petrokimya Holding	33,437
38,412	*	TAV Havalimanlari Holding AS	337,713
25,177		Tofas Turk Otomobil Fabrik	154,296
50,018	*	Tupras Turkiye Petrol Rafine	1,214,918
143,666	*	Turk Hava Yollari	476,572
142,252		Turk Sise ve Cam Fabrikalari AS	181,784
114,226		Turk Telekomunikasyon AS	315,718
256,721		Turkcell Iletisim Hizmet AS	1,143,066
665,635		Turkiye Garanti Bankasi AS	2,117,885
176,665		Turkiye Halk Bankasi AS	894,954
443,403		Turkiye Is Bankasi (Series C)	997,025
227,268		Turkiye Vakiflar Bankasi Tao	403,223
31,753		Ulker Biskuvi Sanayi AS	242,633
238,577		Yapi ve Kredi Bankasi	373,558
		TOTAL TURKEY	16,336,961

UNITED ARAB EMIRATES - 0.6%
293,773	*	Abu Dhabi Commercial Bank PJSC	592,478
877,914	*	Aldar Properties PJSC	651,947
591,913	*	Arabtec Holding Co	457,617
45,208		DP World Ltd	1,043,401
557,713	*	Dubai Financial Market	327,533
264,904	*	Dubai Islamic Bank PJSC	497,134
988,880		Emaar Properties PJSC	2,192,825
252,582		First Gulf Bank PJSC	1,044,594
183,600	*	National Bank of Abu Dhabi PJSC	553,368
		TOTAL UNITED ARAB EMIRATES	7,360,897

UNITED STATES - 1.5%
277,000	e	iShares Core MSCI Emerging Markets ETF	14,359,680
76,000		iShares MSCI Emerging Markets	3,258,880
		TOTAL UNITED STATES	17,618,560

		TOTAL COMMON STOCKS	1,178,804,228
		(Cost $1,103,825,159)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
901,849		ITAUSA Investimentos Itau PR	3,175,830
		TOTAL BRAZIL	3,175,830

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	691
		TOTAL PHILIPPINES	691

		TOTAL PREFERRED STOCKS	3,176,521
		(Cost $3,558,632)
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.8%
45,062,427	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$45,062,427
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	45,062,427

		TOTAL SHORT-TERM INVESTMENTS	45,062,427
		(Cost $45,062,427)

		TOTAL INVESTMENTS - 103.6%	1,227,132,286
		(Cost $1,152,536,630)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%	(43,179,496)
		NET ASSETS - 100.0%	$1,183,952,790

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
INR	Indian Rupee

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,114,529.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of these securities amounted to $2,153,869 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2015

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$343,674,620	29.0%
INFORMATION TECHNOLOGY	212,245,874	17.9
CONSUMER DISCRETIONARY	104,851,015	8.9
ENERGY	99,792,267	8.4
CONSUMER STAPLES	91,143,889	7.7
TELECOMMUNICATION SERVICES	85,853,513	7.3
MATERIALS	84,018,779	7.1
INDUSTRIALS	80,641,293	6.8
UTILITIES	53,627,284	4.5
HEALTH CARE	26,221,325	2.2
SHORT-TERM INVESTMENTS	45,062,427	3.8
OTHER ASSETS & LIABILITIES, NET	(43,179,496)	(3.6)

NET ASSETS	$1,183,952,790	100.0%
271

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 7.3%
326,455		AGL Energy Ltd	$3,916,359
186,040	e	ALS Ltd	768,433
1,268,409		Alumina Ltd	1,539,149
577,864		Amcor Ltd	6,151,991
1,400,487		AMP Ltd	7,094,128
534,943		APA Group	4,045,772
462,504		Asciano Group	2,403,131
773,933		AusNet Services	899,939
1,321,236		Australia & New Zealand Banking Group Ltd	35,353,442
95,411		Australian Stock Exchange Ltd	3,169,221
165,534		Bank of Queensland Ltd	1,699,858
223,472		Bendigo Bank Ltd	2,127,241
1,538,181		BHP Billiton Ltd	39,279,560
1,014,207		BHP Billiton plc	24,377,947
370,746		Boral Ltd	1,846,832
751,561		Brambles Ltd	6,406,042
130,760		Caltex Australia Ltd	3,646,879
53,846		CIMIC Group Ltd	891,678
280,442	e	Coca-Cola Amatil Ltd	2,270,390
27,289	e	Cochlear Ltd	1,796,904
778,498		Commonwealth Bank of Australia	54,492,499
226,993		Computershare Ltd	2,201,923
171,305	e	Crown Ltd	1,754,127
227,630		CSL Ltd	16,317,265
426,927		Dexus Property Group	2,480,683
725,956		Federation Centres	1,686,624
30,577	e	Flight Centre Ltd	1,045,687
755,585	e	Fortescue Metals Group Ltd	1,276,421
829,621		GPT Group (ASE)	2,923,824
248,939		Harvey Norman Holdings Ltd	863,327
597,247		Healthscope Ltd	1,338,469
206,428	e	Iluka Resources Ltd	1,315,431
783,423		Incitec Pivot Ltd	2,460,354
1,123,223		Insurance Australia Group Ltd	5,147,762
261,000		Lend Lease Corp Ltd	3,297,807
828,691		Macquarie Goodman Group	4,066,300
138,855		Macquarie Group Ltd	8,507,994
1,414,464	*	Medibank Pvt Ltd	2,469,572
1,770,140		Mirvac Group	2,804,318
1,136,377		National Australia Bank Ltd	32,904,214
369,658	*	Newcrest Mining Ltd	4,143,673
959,898		Novion Property Group	1,866,964
178,238	e	Orica Ltd	2,824,655
524,466		Origin Energy Ltd	5,242,396
272

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

131,300		Platinum Asset Mangement Ltd	$781,403
259,599	*	Qantas Airways Ltd	693,892
655,023		QBE Insurance Group Ltd	7,064,907
1,028,945		QR National Ltd	3,928,147
62,613		Ramsay Health Care Ltd	3,086,585
27,283	e	REA Group Ltd	1,014,803
473,372		Santos Ltd	3,082,758
2,598,771		Scentre Group	7,655,123
153,102		Seek Ltd	1,958,277
188,379	e	Sonic Healthcare Ltd	2,952,267
1,155,693		Stockland Trust Group	4,039,156
613,959		Suncorp-Metway Ltd	6,349,178
510,002		Sydney Airport	2,166,519
382,960	e	Tabcorp Holdings Ltd	1,471,207
672,126		Tattersall’s Ltd	2,141,017
2,047,554		Telstra Corp Ltd	10,065,163
322,636		Toll Holdings Ltd	2,283,528
134,221	e	TPG Telecom Ltd	941,665
865,902		Transurban Group	6,769,697
308,424		Treasury Wine Estates Ltd	1,352,675
537,769		Wesfarmers Ltd	18,536,523
945,027		Westfield Corp	7,026,062
1,490,136		Westpac Banking Corp	42,812,604
354,018		Woodside Petroleum Ltd	9,762,825
606,974	e	Woolworths Ltd	14,092,499
99,090		WorleyParsons Ltd	890,295
		TOTAL AUSTRALIA	476,035,960

AUSTRIA - 0.2%
35,209		Andritz AG.	2,061,371
133,974		Erste Bank der Oesterreichischen Sparkassen AG.	3,782,570
69,565	*,e,m	Immoeast AG.	0
500,160	*,e	Immofinanz Immobilien Anlagen AG.	1,504,605
69,454		OMV AG.	2,311,683
54,831	e	Raiffeisen International Bank Holding AG.	910,214
53,058		Voestalpine AG.	2,221,433
18,807		Wiener Staedtische Allgemeine Versicherung AG.	748,422
		TOTAL AUSTRIA	13,540,298

BELGIUM - 1.3%
107,049		Ageas	4,022,068
384,984	e	Anheuser-Busch InBev NV	46,871,138
71,069	e	Belgacom S.A.	2,646,953
34,830		Colruyt S.A.	1,646,155
49,523		Delhaize Group	3,986,617
39,075	e	Groupe Bruxelles Lambert S.A.	3,430,077
119,680	*	KBC Groep NV	7,874,140
28,504		Solvay S.A.	4,197,071
24,836	*	Telenet Group Holding NV	1,492,527
59,871	e	UCB S.A.	4,312,679
48,969		Umicore	2,434,084
		TOTAL BELGIUM	82,913,509
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
943,000	e	Yangzijiang Shipbuilding	$1,041,361
		TOTAL CHINA	1,041,361

DENMARK - 1.7%
1,917		AP Moller - Maersk AS (Class A)	3,695,775
3,452		AP Moller - Maersk AS (Class B)	6,850,785
50,219	e	Carlsberg AS (Class B)	4,578,393
51,748		Coloplast AS	4,223,884
313,017		Danske Bank AS	8,877,373
80,467		DSV AS	2,791,373
57,142		ISS A.S.	1,930,195
963,439		Novo Nordisk AS	54,088,113
114,924		Novozymes AS	5,302,192
56,356		Pandora AS	5,825,040
384,437		TDC AS	2,926,875
11,224		TrygVesta AS	1,218,864
108,006		Vestas Wind Systems AS	4,898,876
11,285	*,e	William Demant Holding	928,346
		TOTAL DENMARK	108,136,084

FINLAND - 0.8%
65,333		Elisa Oyj (Series A)	2,001,495
213,720		Fortum Oyj	4,220,415
150,084	e	Kone Oyj (Class B)	6,456,855
53,382	e	Metso Oyj	1,517,457
60,710	e	Neste Oil Oyj	1,651,193
1,806,276	e	Nokia Oyj	12,187,722
57,229	e	Nokian Renkaat Oyj	1,859,715
45,809	e	Orion Oyj (Class B)	1,497,911
212,502		Sampo Oyj (A Shares)	10,296,623
269,972	e	Stora Enso Oyj (R Shares)	2,840,988
259,224		UPM-Kymmene Oyj	4,690,543
69,953		Wartsila Oyj (B Shares)	3,209,443
		TOTAL FINLAND	52,430,360

FRANCE - 9.5%
99,897		Accor S.A.	5,477,833
14,119		Aeroports de Paris	1,740,471
165,135		Air Liquide	21,596,411
1,350,636	*	Alcatel S.A.	4,689,419
109,161	*	Alstom RGPT	3,429,218
31,883		Arkema	2,565,727
38,675		Atos Origin S.A.	3,022,884
875,436		AXA S.A.	22,136,131
509,489		BNP Paribas	32,174,877
404,200		Bollore	2,310,021
81,208	e	Bouygues S.A.	3,352,647
126,936		Bureau Veritas S.A.	2,989,035
68,693		Cap Gemini S.A.	6,120,239
264,446		Carrefour S.A.	9,117,805
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

27,154		Casino Guichard Perrachon S.A.	$2,401,160
26,982		Christian Dior S.A.	5,275,006
92,500		CNP Assurances	1,662,545
215,294		Compagnie de Saint-Gobain	9,784,485
494,479		Credit Agricole S.A.	7,693,275
61,476		Dassault Systemes S.A.	4,737,114
95,347		Edenred	2,556,192
115,895		Electricite de France	2,948,933
97,374		Essilor International S.A.	11,863,079
17,921		Eurazeo	1,282,779
282,921		European Aeronautic Defence and Space Co	19,607,018
68,743		Eutelsat Communications	2,396,685
15,334		Fonciere Des Regions	1,451,646
890,405		France Telecom S.A.	14,666,139
696,145	e	Gaz de France	14,164,036
12,832		Gecina S.A.	1,759,815
277,788		Groupe Danone	20,101,324
230,061		Groupe Eurotunnel S.A.	3,688,465
13,140		Hermes International	4,955,474
18,625		Icade	1,619,923
12,294		Iliad S.A.	2,903,738
16,084		Imerys S.A.	1,224,197
36,206		JC Decaux S.A.	1,430,283
80,775		Klepierre	3,918,042
88,375		Lafarge S.A.	6,448,270
53,686	e	Lagardere S.C.A.	1,723,367
126,396		Legrand S.A.	7,308,560
120,435	e	L’Oreal S.A.	22,983,919
133,569	e	LVMH Moet Hennessy Louis Vuitton S.A.	23,356,711
88,054		Michelin (C.G.D.E.) (Class B)	9,819,413
471,367		Natixis	3,901,722
49,439	*	Numericable SAS	2,748,150
101,203		Pernod-Ricard S.A.	12,577,900
197,971	*	Peugeot S.A.	3,742,762
35,733		PPR	6,608,341
89,610		Publicis Groupe S.A.	7,515,638
13,584	e	Remy Cointreau S.A.	1,021,991
92,361	e	Renault S.A.	9,718,009
131,351		Rexel S.A.	2,475,524
139,833		Safran S.A.	10,217,224
573,540		Sanofi-Aventis	58,380,870
251,372		Schneider Electric S.A.	18,789,649
77,281		SCOR	2,781,477
14,926		Societe BIC S.A.	2,556,686
349,089		Societe Generale	17,452,586
44,634		Sodexho Alliance S.A.	4,516,521
138,774		Suez Environnement S.A.	2,830,341
48,674		Technip S.A.	3,318,231
42,748		Thales S.A.	2,602,318
1,027,998		Total S.A.	55,666,041
46,828		Unibail-Rodamco	12,929,701
35,671		Valeo S.A.	5,718,763
275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

52,521		Vallourec	$1,238,488
203,865	e	Veolia Environnement	4,313,784
226,702	e	Vinci S.A.	13,904,698
585,932		Vivendi Universal S.A.	14,688,545
14,463		Wendel	1,776,391
87,070		Zodiac S.A.	3,197,495
		TOTAL FRANCE	623,644,157

GERMANY - 9.0%
99,983	e	Adidas-Salomon AG.	8,192,192
219,519	e	Allianz AG.	37,365,346
17,508		Axel Springer AG.	976,739
440,925	e	BASF SE	43,805,024
396,743	*	Bayer AG.	57,104,243
157,999		Bayerische Motoren Werke AG.	18,638,288
27,233		Bayerische Motoren Werke AG. (Preference)	2,488,517
49,052		Beiersdorf AG.	4,266,819
74,185		Brenntag AG.	4,451,150
30,554		Celesio AG.	906,673
466,542	*	Commerzbank AG.	6,294,067
52,244	*,e	Continental AG.	12,243,623
461,779		Daimler AG. (Registered)	44,398,514
165,933		Deutsche Annington Immobilien SE	5,569,560
662,037		Deutsche Bank AG.	21,173,157
91,585		Deutsche Boerse AG.	7,589,084
115,885	*,e	Deutsche Lufthansa AG.	1,598,244
463,606		Deutsche Post AG.	15,265,729
1,522,183		Deutsche Telekom AG.	27,978,714
138,194		Deutsche Wohnen AG.	3,624,783
959,017	e	E.ON AG.	14,929,979
16,303		Fraport AG. Frankfurt Airport Services Worldwide	1,031,150
103,429		Fresenius Medical Care AG.	8,692,340
180,138		Fresenius SE	10,716,936
36,436	e	Fuchs Petrolub AG. (Preference)	1,534,807
84,525		GEA Group AG.	4,059,390
26,746	e	Hannover Rueckversicherung AG.	2,718,749
66,970	e	HeidelbergCement AG.	5,140,644
57,529		Henkel KGaA	5,827,424
85,041		Henkel KGaA (Preference)	9,878,140
32,107		Hugo Boss AG.	3,950,781
540,969		Infineon Technologies AG.	6,360,030
86,253		K&S AG.	2,811,798
11,982	*	Kabel Deutschland Holding AG.	1,605,789
42,489		Lanxess AG.	2,267,834
88,569		Linde AG.	17,307,230
18,601	e	MAN AG.	2,018,084
61,821		Merck KGaA	6,664,620
81,322	e	Metro AG.	2,947,505
82,790	e	Muenchener Rueckver AG.	16,160,403
45,166		Osram Licht AG.	2,379,519
74,961		Porsche AG.	7,112,545
103,594		ProSiebenSat. Media AG.	5,296,467
276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

20,404	e	RTL Group	$1,912,891
240,524		RWE AG.	5,976,882
441,638		SAP AG.	33,372,373
380,481		Siemens AG.	41,389,446
60,223		Symrise AG.	3,651,524
309,984		Telefonica Deutschland Holding AG.	1,921,162
222,819		ThyssenKrupp AG.	5,920,171
215,042		TUI AG. (DI)	4,009,816
57,251		United Internet AG.	2,559,635
14,801		Volkswagen AG.	3,749,296
78,302	e	Volkswagen AG. (Preference)	20,158,508
		TOTAL GERMANY	589,964,334

HONG KONG - 3.3%
5,785,400		AIA Group Ltd	38,475,654
115,700	e	ASM Pacific Technology	1,291,358
574,675		Bank of East Asia Ltd	2,493,237
1,753,500		BOC Hong Kong Holdings Ltd	6,801,333
549,000		Cathay Pacific Airways Ltd	1,413,701
305,000		Cheung Kong Infrastructure Holdings Ltd	2,583,772
668,000		CK Hutchison Holdings Ltd	14,490,371
897,500		CLP Holdings Ltd	7,856,459
1,103,750		First Pacific Co	1,070,918
1,138,000		Galaxy Entertainment Group Ltd	5,469,088
1,088,000		Hang Lung Properties Ltd	3,678,053
366,300		Hang Seng Bank Ltd	7,136,198
490,283		Henderson Land Development Co Ltd	3,930,653
1,237,640		HKT Trust and HKT Ltd	1,654,596
2,982,292		Hong Kong & China Gas Ltd	7,103,836
661,500		Hong Kong Electric Holdings Ltd	6,676,764
537,002		Hong Kong Exchanges and Clearing Ltd	20,470,640
1,025,000		Hutchison Whampoa Ltd	15,102,799
304,792		Hysan Development Co Ltd	1,408,339
338,123		Kerry Properties Ltd	1,379,976
2,772,600		Li & Fung Ltd	2,823,805
1,092,491		Link REIT	6,776,695
720,178		MTR Corp	3,539,469
2,432,770		New World Development Co Ltd	3,226,731
2,045,199		Noble Group Ltd	1,331,868
794,840		NWS Holdings Ltd	1,348,896
2,153,937	e	PCCW Ltd	1,434,005
1,158,000		Sands China Ltd	4,720,460
530,192		Shangri-La Asia Ltd	804,127
1,399,546		Sino Land Co	2,462,305
1,008,000	e	SJM Holdings Ltd	1,277,995
819,186		Sun Hung Kai Properties Ltd	13,605,459
298,500		Swire Pacific Ltd (Class A)	4,025,939
590,600		Swire Properties Ltd	2,029,036
659,000		Techtronic Industries Co	2,332,133
1,733,000	*,g	WH Group Ltd	1,209,613
720,762		Wharf Holdings Ltd	5,193,170
439,000		Wheelock & Co Ltd	2,471,978
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

356,000		Yue Yuen Industrial Holdings	$1,352,692
		TOTAL HONG KONG	212,454,121

IRELAND - 0.7%
13,225,314	*	Bank of Ireland	5,112,558
394,857		CRH plc	11,094,550
67,097	*,m	Irish Bank Resolution Corp Ltd	0
221,670		James Hardie Industries NV	2,546,015
74,468		Kerry Group plc (Class A)	5,477,299
41,178		Ryanair Holdings plc	482,980
7,728		Ryanair Holdings plc (ADR)	501,161
283,437		Shire Ltd	23,033,093
		TOTAL IRELAND	48,247,656

ISRAEL - 0.6%
486,386		Bank Hapoalim Ltd	2,432,882
634,061	*	Bank Leumi Le-Israel	2,464,368
906,126		Bezeq Israeli Telecommunication Corp Ltd	1,716,241
2,524		Delek Group Ltd	704,147
231,931		Israel Chemicals Ltd	1,622,755
1,371		Israel Corp Ltd	505,005
67,023	*	Mizrahi Tefahot Bank Ltd	749,652
27,493		Nice Systems Ltd	1,652,620
411,870		Teva Pharmaceutical Industries Ltd	25,026,999
		TOTAL ISRAEL	36,874,669

ITALY - 2.1%
555,932	e	Assicurazioni Generali S.p.A.	10,862,450
198,185		Autostrade S.p.A.	5,573,945
6,095,441	e	Banca Intesa S.p.A.	20,477,638
483,085	e	Banca Intesa S.p.A. RSP	1,470,352
2,095,655	*,e	Banca Monte dei Paschi di Siena S.p.A	1,291,570
408,155		Banche Popolari Unite Scpa	3,239,678
176,786	*	Banco Popolare SC	2,794,892
932,989		Enel Green Power S.p.A	1,811,711
3,155,087		Enel S.p.A.	14,954,920
1,223,068		ENI S.p.A.	23,465,600
50,800		Exor S.p.A.	2,343,611
194,253	*	Finmeccanica S.p.A.	2,478,456
480,337		Fondiaria-Sai S.p.A	1,344,158
83,275		Luxottica Group S.p.A.	5,484,232
285,495		Mediobanca S.p.A.	2,771,461
112,263		Pirelli & C S.p.A.	1,942,361
95,911		Prysmian S.p.A.	1,955,916
126,033	*,e	Saipem S.p.A.	1,670,975
973,370		Snam Rete Gas S.p.A.	5,070,423
2,849,147	*	Telecom Italia RSP	2,742,001
4,826,653	*,e	Telecom Italia S.p.A.	5,696,738
687,844		Terna Rete Elettrica Nazionale S.p.A.	3,242,732
2,109,493		UniCredit S.p.A	15,142,208
		TOTAL ITALY	137,828,028
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 21.9%
12,700	e	ABC-Mart, Inc	$722,617
190,400	*,e	Acom Co Ltd	632,194
82,800		Advantest Corp	976,162
309,900		Aeon Co Ltd	3,855,426
53,800	e	AEON Financial Service Co Ltd	1,371,498
53,500		Aeon Mall Co Ltd	997,984
65,000		Air Water, Inc	1,154,423
88,000		Aisin Seiki Co Ltd	4,024,058
267,000		Ajinomoto Co, Inc	5,920,100
77,600		Alfresa Holdings Corp	1,162,967
557,000		All Nippon Airways Co Ltd	1,539,961
164,500	e	Amada Co Ltd	1,660,010
552,000		Aozora Bank Ltd	2,064,723
183,900		Asahi Breweries Ltd	5,913,678
480,000		Asahi Glass Co Ltd	3,230,380
604,000		Asahi Kasei Corp	5,687,643
75,700		Asics Corp	1,942,484
1,030,700		Astellas Pharma, Inc	16,048,716
175,000		Bank of Kyoto Ltd	1,907,761
544,000		Bank of Yokohama Ltd	3,452,531
29,400	e	Benesse Corp	921,419
311,700		Bridgestone Corp	13,055,142
109,900		Brother Industries Ltd	1,748,557
34,300		Calbee, Inc	1,396,511
545,700		Canon, Inc	19,456,780
100,400	e	Casio Computer Co Ltd	2,029,920
69,700		Central Japan Railway Co	12,448,866
343,000		Chiba Bank Ltd	2,818,916
89,000	e	Chiyoda Corp	807,661
303,000	*	Chubu Electric Power Co, Inc	4,016,143
107,058		Chugai Pharmaceutical Co Ltd	3,255,820
81,600		Chugoku Bank Ltd	1,310,997
148,100		Chugoku Electric Power Co, Inc	2,174,306
125,100		Citizen Watch Co Ltd	990,003
25,400	e	COLOPL, Inc	520,126
68,100		Credit Saison Co Ltd	1,287,762
259,000		Dai Nippon Printing Co Ltd	2,675,625
129,000		Daicel Chemical Industries Ltd	1,555,239
85,000	e	Daihatsu Motor Co Ltd	1,231,261
514,000		Dai-ichi Mutual Life Insurance Co	8,448,051
301,800		Daiichi Sankyo Co Ltd	5,241,870
112,500		Daikin Industries Ltd	7,579,014
75,400		Dainippon Sumitomo Pharma Co Ltd	851,942
34,000		Daito Trust Construction Co Ltd	3,959,321
281,900		Daiwa House Industry Co Ltd	6,293,420
791,000		Daiwa Securities Group, Inc	6,561,988
235,700		Denso Corp	11,701,504
103,900		Dentsu, Inc	4,843,266
27,700		Don Quijote Co Ltd	2,113,354
159,800		East Japan Railway Co	14,124,238
122,000		Eisai Co Ltd	8,132,202
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

70,900		Electric Power Development Co	$2,380,065
28,100		FamilyMart Co Ltd	1,210,071
92,200		Fanuc Ltd	20,280,558
25,800		Fast Retailing Co Ltd	10,162,099
257,000		Fuji Electric Holdings Co Ltd	1,211,986
282,300		Fuji Heavy Industries Ltd	9,440,109
222,500		Fujifilm Holdings Corp	8,380,910
895,000		Fujitsu Ltd	5,932,378
360,000		Fukuoka Financial Group, Inc	2,068,288
197,000	e	GungHo Online Entertainment Inc	808,715
170,000		Gunma Bank Ltd	1,203,816
211,000		Hachijuni Bank Ltd	1,644,897
110,200	e	Hakuhodo DY Holdings, Inc	1,179,323
67,400		Hamamatsu Photonics KK	1,965,952
542,000		Hankyu Hanshin Holdings, Inc	3,271,552
7,300		Hikari Tsushin, Inc	487,221
121,000		Hino Motors Ltd	1,578,539
14,900		Hirose Electric Co Ltd	2,097,970
242,000		Hiroshima Bank Ltd	1,413,479
27,300		Hisamitsu Pharmaceutical Co, Inc	1,176,465
46,700		Hitachi Chemical Co Ltd	903,922
50,900	e	Hitachi Construction Machinery Co Ltd	903,659
27,500		Hitachi High-Technologies Corp	796,940
2,322,000		Hitachi Ltd	15,842,780
102,000		Hitachi Metals Ltd	1,595,201
541,000		Hokuhoku Financial Group, Inc	1,293,764
92,200		Hokuriku Electric Power Co	1,363,055
782,500		Honda Motor Co Ltd	26,233,594
203,200		Hoya Corp	7,831,503
56,100		Ibiden Co Ltd	981,168
41,700		Idemitsu Kosan Co Ltd	807,804
74,400		Iida Group Holdings Co Ltd	998,574
416,500		Inpex Holdings, Inc	5,227,211
157,780		Isetan Mitsukoshi Holdings Ltd	2,552,840
656,000		Ishikawajima-Harima Heavy Industries Co Ltd	3,007,516
280,200		Isuzu Motors Ltd	3,713,717
764,600		Itochu Corp	9,414,571
21,000		Itochu Techno-Science Corp	478,253
128,800		Iyo Bank Ltd	1,604,458
111,900		J Front Retailing Co Ltd	1,864,667
59,100		Japan Airlines Co Ltd	1,970,523
178,500	*	Japan Display, Inc	733,268
370		Japan Prime Realty Investment Corp	1,327,524
629		Japan Real Estate Investment Corp	2,970,162
1,115		Japan Retail Fund Investment Corp	2,373,683
530,300		Japan Tobacco, Inc	18,518,534
235,400		JFE Holdings, Inc	5,314,118
98,000		JGC Corp	2,039,464
344,000	e	Joyo Bank Ltd	1,881,660
82,600		JSR Corp	1,408,944
97,900		JTEKT Corp	1,667,402
1,080,000		JX Holdings, Inc	4,703,057
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

394,000		Kajima Corp	$1,882,069
71,000	e	Kakaku.com, Inc	1,101,066
103,000		Kamigumi Co Ltd	1,031,252
130,000		Kaneka Corp	906,346
334,000	*	Kansai Electric Power Co, Inc	3,356,661
110,000		Kansai Paint Co Ltd	1,960,802
247,800		Kao Corp	11,866,889
690,000		Kawasaki Heavy Industries Ltd	3,556,161
840,700		KDDI Corp	19,892,927
241,000		Keihan Electric Railway Co Ltd	1,397,764
242,000		Keihin Electric Express Railway Co Ltd	1,923,709
272,000		Keio Corp	2,100,823
127,000		Keisei Electric Railway Co Ltd	1,505,412
22,100		Keyence Corp	11,798,055
69,000		Kikkoman Corp	1,967,800
911,000		Kintetsu Corp	3,226,471
396,900		Kirin Brewery Co Ltd	5,253,450
1,457,000		Kobe Steel Ltd	2,648,227
48,400		Koito Manufacturing Co Ltd	1,693,628
448,000		Komatsu Ltd	9,013,365
46,000		Konami Corp	844,198
216,300		Konica Minolta Holdings, Inc	2,388,406
539,000		Kubota Corp	8,435,898
160,900		Kuraray Co Ltd	2,175,806
45,300		Kurita Water Industries Ltd	1,177,094
153,000		Kyocera Corp	7,986,822
117,000		Kyowa Hakko Kogyo Co Ltd	1,712,733
204,800	*	Kyushu Electric Power Co, Inc	2,184,221
31,300		Lawson, Inc	2,250,781
125,900		LIXIL Group Corp	2,624,201
25,400		Mabuchi Motor Co Ltd	1,520,896
56,200		Makita Corp	2,804,619
800,800		Marubeni Corp	4,958,597
113,400		Marui Co Ltd	1,237,943
19,900	e	Maruichi Steel Tube Ltd	502,625
1,057,100		Matsushita Electric Industrial Co Ltd	15,141,763
259,100		Mazda Motor Corp	5,078,877
38,300	e	McDonald’s Holdings Co Japan Ltd	831,520
75,900		Mediceo Paltac Holdings Co Ltd	1,035,465
30,600		MEIJI Holdings Co Ltd	3,515,344
163,000		Minebea Co Ltd	2,499,301
26,500		Miraca Holdings, Inc	1,333,200
651,600		Mitsubishi Chemical Holdings Corp	4,057,011
664,500		Mitsubishi Corp	14,337,714
927,000		Mitsubishi Electric Corp	12,106,343
604,000		Mitsubishi Estate Co Ltd	14,216,512
183,000		Mitsubishi Gas Chemical Co, Inc	1,022,564
1,453,000		Mitsubishi Heavy Industries Ltd	8,050,665
55,000		Mitsubishi Logistics Corp	850,781
520,000		Mitsubishi Materials Corp	1,871,987
300,299		Mitsubishi Motors Corp	2,763,103
6,134,880		Mitsubishi UFJ Financial Group, Inc	43,584,334
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

233,300		Mitsubishi UFJ Lease & Finance Co Ltd	$1,251,486
823,600		Mitsui & Co Ltd	11,518,971
378,000		Mitsui Chemicals, Inc	1,249,664
455,000		Mitsui Fudosan Co Ltd	13,488,155
545,000		Mitsui OSK Lines Ltd	1,924,235
240,500		Mitsui Sumitomo Insurance Group Holdings, Inc	6,882,397
1,586,000		Mitsui Trust Holdings, Inc	6,981,475
18,800	e	Mixi Inc	737,736
11,209,307		Mizuho Financial Group, Inc	21,368,074
97,900		Murata Manufacturing Co Ltd	13,795,477
53,000		Nabtesco Corp	1,457,713
428,000	e	Nagoya Railroad Co Ltd	1,690,590
84,100		Namco Bandai Holdings, Inc	1,727,697
1,241,000		NEC Corp	4,128,821
62,200		Nexon Co Ltd	793,366
124,000		NGK Insulators Ltd	2,785,504
84,688		NGK Spark Plug Co Ltd	2,371,545
77,800		NHK Spring Co Ltd	890,697
104,500		Nidec Corp	7,817,096
163,500	e	Nikon Corp	2,324,720
51,900		Nintendo Co Ltd	8,714,012
704		Nippon Building Fund, Inc	3,503,016
220,000		Nippon Electric Glass Co Ltd	1,251,067
397,000		Nippon Express Co Ltd	2,278,958
82,000		Nippon Meat Packers, Inc	1,791,579
74,000	e	Nippon Paint Co Ltd	2,478,830
686		Nippon ProLogis REIT, Inc	1,486,392
3,635,000		Nippon Steel Corp	9,455,421
180,300		Nippon Telegraph & Telephone Corp	12,174,751
785,000		Nippon Yusen Kabushiki Kaisha	2,467,650
1,191,700		Nissan Motor Co Ltd	12,370,670
95,900		Nisshin Seifun Group, Inc	1,118,401
27,800		Nissin Food Products Co Ltd	1,332,902
32,300		Nitori Co Ltd	2,484,161
75,300		Nitto Denko Corp	4,825,640
158,800		NKSJ Holdings, Inc	5,187,967
50,600		NOK Corp	1,590,122
1,740,700		Nomura Holdings, Inc	11,292,641
59,600		Nomura Real Estate Holdings, Inc	1,211,490
52,900		Nomura Research Institute Ltd	2,087,566
224,100		NSK Ltd	3,499,953
59,100		NTT Data Corp	2,644,359
738,400		NTT DoCoMo, Inc	13,078,895
54,600		NTT Urban Development Corp	568,449
307,000		Obayashi Corp	2,050,596
296,000	e	Odakyu Electric Railway Co Ltd	2,978,502
371,000		OJI Paper Co Ltd	1,649,996
112,900	*	Olympus Corp	4,065,525
96,600		Omron Corp	4,435,682
39,600		Ono Pharmaceutical Co Ltd	4,291,813
22,000		Oracle Corp Japan	1,004,332
98,000		Oriental Land Co Ltd	6,634,637
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

635,100		ORIX Corp	$9,766,814
877,000		Osaka Gas Co Ltd	3,722,133
125,200		Osaka Securities Exchange Co Ltd	3,617,296
21,300		Otsuka Corp	981,056
189,700		Otsuka Holdings KK	5,987,790
42,900		Park24 Co Ltd	856,819
382,300		Rakuten, Inc	6,678,952
72,700	*	Recruit Holdings Co Ltd	2,447,463
1,053,200		Resona Holdings, Inc	5,615,731
338,100		Ricoh Co Ltd	3,494,171
17,300		Rinnai Corp	1,312,604
46,300		Rohm Co Ltd	3,211,589
28,000		Sankyo Co Ltd	1,060,544
22,100	e	Sanrio Co Ltd	591,982
176,000		Santen Pharmaceutical Co Ltd	2,329,727
95,940		SBI Holdings, Inc	1,272,702
100,000		Secom Co Ltd	7,087,136
96,100		Sega Sammy Holdings, Inc	1,341,592
63,300		Seibu Holdings, Inc	1,833,228
129,800		Seiko Epson Corp	2,268,171
202,000		Sekisui Chemical Co Ltd	2,693,455
263,900		Sekisui House Ltd	4,090,623
360,900		Seven & I Holdings Co Ltd	15,513,038
263,300		Seven Bank Ltd	1,418,626
778,000	*,e	Sharp Corp	1,676,484
88,600	*	Shikoku Electric Power Co, Inc	1,199,820
112,000		Shimadzu Corp	1,310,044
10,500		Shimamura Co Ltd	1,046,586
38,200		Shimano, Inc	5,472,187
297,000		Shimizu Corp	2,135,974
196,500		Shin-Etsu Chemical Co Ltd	12,011,809
781,000		Shinsei Bank Ltd	1,598,170
142,100		Shionogi & Co Ltd	4,684,280
169,400		Shiseido Co Ltd	3,051,407
245,000		Shizuoka Bank Ltd	2,697,244
119,400		Shoei Co Ltd	1,278,022
88,600		Showa Shell Sekiyu KK	854,660
25,600		SMC Corp	7,701,039
461,500		Softbank Corp	28,848,504
99,500		So-net M3, Inc	1,880,100
554,500		Sony Corp	16,763,499
82,900		Sony Financial Holdings, Inc	1,488,265
65,600		Stanley Electric Co Ltd	1,471,908
718,009		Sumitomo Chemical Co Ltd	4,038,046
535,700		Sumitomo Corp	6,325,394
356,200		Sumitomo Electric Industries Ltd	5,032,449
266,000		Sumitomo Heavy Industries Ltd	1,652,659
251,000		Sumitomo Metal Mining Co Ltd	3,678,956
613,200		Sumitomo Mitsui Financial Group, Inc	26,775,124
170,000		Sumitomo Realty & Development Co Ltd	6,561,289
80,900		Sumitomo Rubber Industries, Inc	1,499,994
66,700		Suntory Beverage & Food Ltd	2,836,766
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

82,600		Suruga Bank Ltd	$1,820,783
41,900		Suzuken Co Ltd	1,311,151
175,000		Suzuki Motor Corp	5,656,368
68,900		Sysmex Corp	3,812,356
272,200		T&D Holdings, Inc	3,927,785
548,000		Taiheiyo Cement Corp	1,726,885
489,000		Taisei Corp	2,832,700
16,900		Taisho Pharmaceutical Holdings Co Ltd	1,187,639
72,800	e	Taiyo Nippon Sanso Corp	944,829
128,000		Takashimaya Co Ltd	1,194,554
379,900		Takeda Pharmaceutical Co Ltd	19,504,456
114,900		Tanabe Seiyaku Co Ltd	1,955,036
60,400		TDK Corp	4,350,744
437,000		Teijin Ltd	1,484,473
145,900		Terumo Corp	3,747,418
54,600		THK Co Ltd	1,371,606
526,000		Tobu Railway Co Ltd	2,507,499
54,400		Toho Co Ltd	1,352,155
194,000		Toho Gas Co Ltd	1,174,682
215,900		Tohoku Electric Power Co, Inc	2,715,968
331,700		Tokio Marine Holdings, Inc	13,521,979
687,100	*	Tokyo Electric Power Co, Inc	2,805,892
82,000		Tokyo Electron Ltd	4,494,612
1,105,000		Tokyo Gas Co Ltd	6,376,732
210,000		Tokyo Tatemono Co Ltd	1,522,637
564,000		Tokyu Corp	3,749,805
227,500		Tokyu Fudosan Holdings Corp	1,690,539
125,000		TonenGeneral Sekiyu KK	1,199,663
269,000		Toppan Printing Co Ltd	2,255,387
704,000		Toray Industries, Inc	6,119,621
1,934,000		Toshiba Corp	7,748,684
148,000		Toto Ltd	2,093,792
81,800		Toyo Seikan Kaisha Ltd	1,293,485
45,400		Toyo Suisan Kaisha Ltd	1,588,559
27,400		Toyoda Gosei Co Ltd	633,941
80,900		Toyota Industries Corp	4,581,717
1,312,700		Toyota Motor Corp	91,375,892
100,500		Toyota Tsusho Corp	2,584,023
49,500		Trend Micro, Inc	1,674,659
176,300		Uni-Charm Corp	4,437,500
1,288		United Urban Investment Corp	2,044,407
99,900		USS Co Ltd	1,759,019
78,300		West Japan Railway Co	4,336,523
703,200		Yahoo! Japan Corp	2,872,732
42,900	e	Yakult Honsha Co Ltd	2,697,968
411,600	e	Yamada Denki Co Ltd	1,684,707
94,000	e	Yamaguchi Financial Group, Inc	1,178,272
76,800		Yamaha Corp	1,395,622
126,800		Yamaha Motor Co Ltd	2,983,880
24,000		Yamato Kogyo Co Ltd	564,670
170,100		Yamato Transport Co Ltd	3,806,992
57,000		Yamazaki Baking Co Ltd	1,008,933
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

107,400		Yaskawa Electric Corp	$1,475,623
99,900		Yokogawa Electric Corp	1,170,022
99,000		Yokohama Rubber Co Ltd	1,065,297
		TOTAL JAPAN	1,433,546,858

JERSEY, C.I. - 0.1%
42,735		Randgold Resources Ltd	3,252,159
		TOTAL JERSEY, C.I.	3,252,159

LUXEMBOURG - 0.3%
42,961	*	Altice S.A.	4,552,773
479,720	e	ArcelorMittal	5,104,917
31,319	e	Millicom International Cellular S.A.	2,443,408
142,621		SES Global S.A.	4,998,326
230,723		Tenaris S.A.	3,542,570
		TOTAL LUXEMBOURG	20,641,994

MACAU - 0.0%
434,000		MGM China Holdings Ltd	819,245
738,000	e	Wynn Macau Ltd	1,493,830
		TOTAL MACAU	2,313,075

MEXICO - 0.0%
106,116		Fresnillo plc	1,176,938
		TOTAL MEXICO	1,176,938

NETHERLANDS - 3.5%
862,345	e	Aegon NV	6,803,814
116,474		Akzo Nobel NV	8,911,858
167,983	e	ASML Holding NV	18,077,146
39,861		Boskalis Westminster	2,071,201
110,251		Delta Lloyd NV	2,087,808
82,273		DSM NV	4,692,078
38,596	e	Gemalto NV	3,585,732
50,737		Heineken Holding NV	3,536,844
110,617	e	Heineken NV	8,714,186
1,853,093	*	ING Groep NV	28,429,299
426,309		Koninklijke Ahold NV	8,259,360
447,368		Koninklijke Philips Electronics NV	12,814,518
32,850	e	Koninklijke Vopak NV	1,724,225
81,702	*	NN Group NV	2,381,836
40,024	*,e	OCI NV	1,193,247
59,987		Randstad Holdings NV	3,577,671
1,879,202		Royal Dutch Shell plc (A Shares)	59,251,681
1,174,314		Royal Dutch Shell plc (B Shares)	37,596,589
1,582,348		Royal KPN NV	5,866,960
228,938		TNT Express NV	1,954,231
141,309	e	Wolters Kluwer NV	4,578,065
		TOTAL NETHERLANDS	226,108,349
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
471,268		Auckland International Airport Ltd	$1,653,774
190,812		Contact Energy Ltd	826,315
326,257		Fletcher Building Ltd	2,065,243
594,440		Meridian Energy Ltd	1,138,802
310,109		Mighty River Power Ltd	712,439
165,795		Ryman Healthcare Ltd	1,029,656
906,150		Telecom Corp of New Zealand Ltd	2,050,386
		TOTAL NEW ZEALAND	9,476,615

NORWAY - 0.7%
466,800		DNB NOR Holding ASA	8,292,792
88,713	e	Gjensidige Forsikring BA	1,543,306
648,852		Norsk Hydro ASA	3,072,833
384,890	e	Orkla ASA	3,022,417
191,485	e	Seadrill Ltd (Oslo Exchange)	2,440,561
542,393		Statoil ASA	11,498,926
357,951		Telenor ASA	8,084,383
86,993	e	Yara International ASA	4,457,300
		TOTAL NORWAY	42,412,518

PORTUGAL - 0.2%
17,194,289	*,e	Banco Comercial Portugues S.A.	1,712,226
1,112,487		Energias de Portugal S.A.	4,448,166
185,035		Galp Energia SGPS S.A.	2,527,517
120,809	e	Jeronimo Martins SGPS S.A.	1,762,289
		TOTAL PORTUGAL	10,450,198

SINGAPORE - 1.4%
1,035,960		Ascendas REIT	1,930,589
1,058,000		CapitaCommercial Trust	1,352,746
1,190,900		CapitaLand Ltd	3,314,078
1,170,330		CapitaMall Trust	1,932,377
199,400	e	City Developments Ltd	1,604,362
959,900		ComfortDelgro Corp Ltd	2,223,748
834,350		DBS Group Holdings Ltd	13,258,131
2,979,100	e	Genting International plc	2,301,684
1,534,000		Global Logistic Properties	3,181,578
3,391,247	e	Golden Agri-Resources Ltd	1,072,828
2,474,300		Hutchison Port Holdings Trust	1,667,084
48,009		Jardine Cycle & Carriage Ltd	1,462,891
716,100	e	Keppel Corp Ltd	4,703,506
1,424,644		Oversea-Chinese Banking Corp	11,472,480
429,460		SembCorp Industries Ltd	1,463,556
437,600	e	SembCorp Marine Ltd	978,771
255,633		Singapore Airlines Ltd	2,355,449
415,500		Singapore Exchange Ltd	2,670,765
773,000	e	Singapore Press Holdings Ltd	2,446,213
798,500		Singapore Technologies Engineering Ltd	2,179,883
3,811,703		Singapore Telecommunications Ltd	12,737,172
305,000		StarHub Ltd	973,938
1,181,000		Suntec Real Estate Investment Trust	1,576,603
613,958		United Overseas Bank Ltd	11,336,723
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

218,402	e	United Overseas Land Ltd	$1,313,249
902,000	e	Wilmar International Ltd	2,215,423
		TOTAL SINGAPORE	93,725,827

SOUTH AFRICA - 0.0%
254,173		Investec plc	2,427,072
		TOTAL SOUTH AFRICA	2,427,072

SPAIN - 3.4%
191,952		Abertis Infraestructuras S.A. (Continuous)	3,537,101
83,775		ACS Actividades Construccion y Servicios S.A.	2,951,872
28,865	*,g	Aena S.A.	2,719,612
213,672		Amadeus IT Holding S.A.	9,739,583
3,041,432		Banco Bilbao Vizcaya Argentaria S.A.	30,560,542
2,047,879	*,e	Banco de Sabadell S.A.	5,476,954
844,484	e	Banco Popular Espanol S.A.	4,393,895
6,768,508		Banco Santander Central Hispano S.A.	51,173,767
2,211,510	*	Bankia S.A.	3,088,395
326,483		Bankinter S.A.	2,469,118
492,813		Corp Mapfre S.A.	1,831,341
1,080,624		Criteria CaixaBank S.A.	5,419,924
292,793		Distribuidora Internacional de Alimentacion S.A.	2,344,941
95,818		Enagas	2,950,975
147,223		Endesa S.A.	2,916,973
200,115		Ferrovial S.A.	4,538,192
161,934		Gas Natural SDG S.A.	3,981,645
72,878		Grifols S.A.	3,092,329
2,486,385		Iberdrola S.A.	16,642,088
525,587	e	Inditex S.A.	16,865,589
50,894		Red Electrica de Espana	4,271,268
497,806		Repsol YPF S.A.	10,261,746
2,147,102		Telefonica S.A.	32,679,835
96,601	e	Zardoya Otis S.A.	1,245,403
		TOTAL SPAIN	225,153,088

SWEDEN - 2.9%
149,953	e	Alfa Laval AB	2,799,008
158,971		Assa Abloy AB (Class B)	9,222,509
321,087	e	Atlas Copco AB (A Shares)	10,022,084
184,559	e	Atlas Copco AB (B Shares)	5,138,947
131,621		Boliden AB	2,859,554
115,015		Electrolux AB (Series B)	3,443,850
188,087	e	Elekta AB (B Shares)	1,760,491
1,459,396		Ericsson (LM) (B Shares)	15,961,087
94,211		Getinge AB (B Shares)	2,289,786
457,123	e	Hennes & Mauritz AB (B Shares)	18,173,716
122,647		Hexagon AB (B Shares)	4,542,869
193,419	e	Husqvarna AB (B Shares)	1,430,655
42,612	e	ICA Gruppen AB	1,583,629
86,332	e	Industrivarden AB	1,798,795
221,734		Investor AB (B Shares)	9,035,151
111,767		Kinnevik Investment AB (Series B)	3,851,813
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

115,990	*,e	Lundin Petroleum AB	$1,877,505
1,456,819		Nordea Bank AB	18,509,095
510,730		Sandvik AB	6,455,154
149,527		Securitas AB (B Shares)	2,236,114
723,219		Skandinaviska Enskilda Banken AB (Class A)	9,139,081
179,789		Skanska AB (B Shares)	4,000,876
192,232		SKF AB (B Shares)	4,695,275
282,263	e	Svenska Cellulosa AB (B Shares)	7,139,833
236,502		Svenska Handelsbanken (A Shares)	10,916,678
433,010		Swedbank AB (A Shares)	10,068,640
94,442	e	Swedish Match AB	2,907,310
145,839		Tele2 AB	1,945,168
1,240,842		TeliaSonera AB	7,714,477
741,918		Volvo AB (B Shares)	10,249,740
		TOTAL SWEDEN	191,768,890

SWITZERLAND - 9.5%
1,053,642		ABB Ltd	23,087,859
49,269		Actelion Ltd	6,482,852
81,638	*	Adecco S.A.	6,653,226
41,307		Aryzta AG.	2,787,275
21,765		Baloise Holding AG.	2,832,413
1,240	e	Barry Callebaut AG.	1,504,268
249,219		Cie Financiere Richemont S.A.	22,213,615
94,836		Coca-Cola HBC AG.	2,000,728
732,471	e	Credit Suisse Group	19,386,353
4,349		EMS-Chemie Holding AG.	1,825,233
17,812		Geberit AG.	6,308,534
4,387		Givaudan S.A.	8,208,842
5,333,482		Glencore Xstrata plc	25,337,065
109,772		Holcim Ltd	8,818,037
107,440		Julius Baer Group Ltd	5,623,489
25,525	e	Kuehne & Nagel International AG.	3,828,351
436		Lindt & Spruengli AG.	2,382,533
52		Lindt & Spruengli AG. (Registered)	3,344,850
26,036		Lonza Group AG.	3,681,231
1,548,569		Nestle S.A.	120,144,506
1,104,884		Novartis AG.	112,777,848
17,272	e	Pargesa Holding S.A.	1,258,046
8,019		Partners Group	2,513,442
24,843		Phonak Holding AG.	3,432,176
337,237		Roche Holding AG.	96,502,086
20,559		Schindler Holding AG.	3,477,922
10,669		Schindler Holding AG. (Registered)	1,777,306
2,561		SGS S.A.	4,962,184
1,012		Sika AG.	3,473,532
299,803		STMicroelectronics NV	2,391,102
13,091	e	Sulzer AG.	1,460,800
14,715		Swatch Group AG.	6,578,417
25,845		Swatch Group AG. (Registered)	2,289,999
15,752	*	Swiss Life Holding	3,737,963
28,715		Swiss Prime Site AG.	2,517,656
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

169,163		Swiss Re Ltd	$15,006,005
11,030		Swisscom AG.	6,557,402
44,316		Syngenta AG.	14,829,441
1,753,370		UBS AG.	35,027,647
71,806		Zurich Financial Services AG.	22,163,149
		TOTAL SWITZERLAND	619,185,383

UNITED KINGDOM - 18.2%
464,832		3i Group plc	3,600,931
439,454		Aberdeen Asset Management plc	3,191,081
98,682		Admiral Group plc	2,353,137
122,256		Aggreko plc	3,083,926
179,156		AMEC plc	2,508,395
671,651		Anglo American plc (London)	11,379,454
185,491		Antofagasta plc	2,220,194
674,031		ARM Holdings plc	11,452,715
244,640		Ashtead Group plc	4,194,981
174,157		Associated British Foods plc	7,603,381
606,632		AstraZeneca plc	41,631,086
1,922,950		Aviva plc	15,471,013
118,275		Babcock International Group	1,824,500
1,513,595		BAE Systems plc	11,726,129
7,910,744		Barclays plc	30,950,389
1,637,589		BG Group plc	29,662,535
8,755,163		BP plc	63,145,692
894,313		British American Tobacco plc	49,136,756
460,824		British Land Co plc	5,869,200
3,910,448		BT Group plc	27,273,746
154,891		Bunzl plc	4,355,109
211,107		Burberry Group plc	5,627,901
316,858		Capita Group plc	5,546,023
2,378,579		Centrica plc	9,287,129
445,568	e	CNH Industrial NV	3,914,838
546,533		Cobham plc	2,479,289
798,285		Compass Group plc	14,111,854
67,306		Croda International plc	2,920,858
1,205,298		Diageo plc	33,461,916
725,111		Direct Line Insurance Group plc	3,540,026
76,518		easyJet plc	2,115,773
474,318		Experian Group Ltd	8,471,448
439,933	*	Fiat DaimlerChrysler Automobiles NV	6,551,230
770,702		GKN plc	4,133,727
2,333,253		GlaxoSmithKline plc	53,890,367
754,160		Group 4 Securicor plc	3,382,794
364,762		Hammerson plc	3,737,186
114,412		Hargreaves Lansdown plc	2,149,205
9,223,245		HSBC Holdings plc	92,135,583
264,604		ICAP plc	2,249,592
128,690		IMI plc	2,466,032
459,878		Imperial Tobacco Group plc	22,456,071
211,516		Inmarsat plc	3,257,042
113,022		InterContinental Hotels Group plc	4,833,441
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

394,540	*	International Consolidated Airlines Group S.A.	$3,290,933
79,631		Intertek Group plc	3,182,495
1,840,679		ITV plc	7,146,460
620,148	e	J Sainsbury plc	2,578,622
97,650		Johnson Matthey plc	4,992,727
1,135,304		Kingfisher plc	6,099,452
376,102		Land Securities Group plc	7,197,284
2,837,230		Legal & General Group plc	11,278,201
424,146		Liberty International plc	2,225,081
27,473,509	*	Lloyds TSB Group plc	32,536,236
147,386		London Stock Exchange Group plc	5,737,059
787,824		Marks & Spencer Group plc	6,671,687
381,059		Meggitt plc	3,079,479
454,958		Melrose Industries plc	1,846,214
322,908	g	Merlin Entertainments plc	2,157,515
1,812,486		National Grid plc	24,383,992
472,280		New Carphone Warehouse plc	3,065,017
73,665		Next plc	8,282,186
2,330,624		Old Mutual plc	8,360,225
394,113		Pearson plc	7,964,577
147,839		Persimmon plc	3,838,541
125,174	e	Petrofac Ltd	1,670,731
1,229,071		Prudential plc	30,600,818
310,310		Reckitt Benckiser Group plc	27,618,947
329,431	e	Reed Elsevier NV	7,945,023
546,101		Reed Elsevier plc	9,038,152
331,099		Rexam plc	2,938,761
209,261		Rio Tinto Ltd	9,432,917
612,164		Rio Tinto plc	27,394,984
907,301		Rolls-Royce Group plc	14,465,009
127,929,441	*,a,m	Rolls-Royce Holdings plc	196,372
1,246,128	*	Royal Bank of Scotland Group plc	6,456,219
314,450		Royal Mail plc	2,246,600
483,765	*	RSA Insurance Group plc	3,164,671
464,447		SABMiller plc	24,584,513
514,097		Sage Group plc	3,822,416
58,833		Schroders plc	2,918,017
476,021		Scottish & Southern Energy plc	11,278,700
340,869		Segro plc	2,239,321
120,316		Severn Trent plc	3,917,951
494,017		Sky plc	8,145,321
429,809		Smith & Nephew plc	7,315,094
186,091		Smiths Group plc	3,257,788
138,179	*	Sports Direct International plc	1,306,126
1,189,600		Standard Chartered plc	19,476,368
925,864		Standard Life plc	6,618,265
138,668	e	Subsea 7 S.A.	1,540,300
244,091		Tate & Lyle plc	2,234,964
3,893,688		Tesco plc	13,124,326
118,204		Travis Perkins plc	3,757,134
434,013		Tullow Oil plc	2,755,575
780,908		Unilever NV	34,063,673
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

616,471		Unilever plc			$27,022,666
338,377		United Utilities Group plc			5,033,763
12,727,231		Vodafone Group plc			44,840,658
102,445		Weir Group plc			2,945,341
86,812		Whitbread plc			6,970,943
418,065		William Hill plc			2,309,858
1,034,732		WM Morrison Supermarkets plc			2,950,309
125,170		Wolseley plc			7,403,100
632,795		WPP plc			14,757,710
		TOTAL UNITED KINGDOM			1,191,027,062

UNITED STATES - 0.5%
89,104		Carnival plc			4,053,979
357,901	d	iShares MSCI EAFE Index Fund			23,803,995
107,677	*	Qiagen NV			2,589,138
174,827	e	Transocean Ltd			3,131,820
		TOTAL UNITED STATES			33,578,932

		TOTAL COMMON STOCKS			6,489,355,495
		(Cost $5,544,936,692)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

ITALY - 0.0%
480,337	m	UnipolSai S.p.A			0
480,337	m	UnipolSai S.p.A			0
		TOTAL ITALY			0

SPAIN - 0.0%
844,484	e	Banco Popular Espanol S.A.			16,120
6,713,839	m	Banco Santander S.A.			1,103,482
		TOTAL SPAIN			1,119,602

		TOTAL RIGHTS / WARRANTS			1,119,602
		(Cost $1,088,803)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.4%

GOVERNMENT AGENCY DEBT - 0.3%
$15,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	05/01/15	15,000,000
1,200,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.050	05/12/15	1,199,990
		TOTAL GOVERNMENT AGENCY DEBT			16,199,990

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.1%
397,809,821	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			397,809,821
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			397,809,821
291

TIAA-CREF FUNDS - International Equity Index Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$414,009,811
(Cost $414,009,803)

TOTAL INVESTMENTS - 105.6%	6,904,484,908
(Cost $5,960,035,298)
OTHER ASSETS & LIABILITIES, NET - (5.6)%	(364,210,643)
NET ASSETS - 100.0%	$6,540,274,265

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $377,979,628.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of these securities amounted to $6,086,740 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.
292

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,710,252,905	26.0%
CONSUMER DISCRETIONARY	832,501,190	12.7
INDUSTRIALS	821,879,304	12.6
HEALTH CARE	724,114,086	11.1
CONSUMER STAPLES	709,750,289	10.9
MATERIALS	481,789,641	7.4
ENERGY	359,341,786	5.5
TELECOMMUNICATION SERVICES	309,715,137	4.7
INFORMATION TECHNOLOGY	308,323,820	4.7
UTILITIES	232,806,939	3.6
SHORT-TERM INVESTMENTS	414,009,811	6.4
OTHER ASSETS & LIABILITIES, NET	(364,210,643)	(5.6)

NET ASSETS	$6,540,274,265	100.0%
293

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2015

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.2%

CORPORATE BONDS - 48.0%

BRAZIL - 3.5%
	$1,800,000	g	Klabin Finance S.A.	5.250%	07/16/24	$1,779,750
	189,800	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	162,279
	837,090	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	722,241
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	696,178
	$1,100,000	g	Oi S.A.	5.750	02/10/22	926,750
	860,000		Petrobras Global Finance BV	6.250	03/17/24	858,452
	900,000	g	QGOG Constellation S.A.	6.250	11/09/19	650,250
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	1,061,500
	1,000,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,006,250
			TOTAL BRAZIL			7,863,650

CHILE - 1.6%
	1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,045,320
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,314,625
	1,100,000	g	Inversiones CMPC S.A.	4.375	05/15/23	1,127,894
			TOTAL CHILE			3,487,839

CHINA - 3.0%
	2,200,000	g	CAR, Inc	6.125	02/04/20	2,288,000
	2,100,000		ENN Energy Holdings Ltd	3.250	10/23/19	2,098,001
	1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,263,308
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,109,504
			TOTAL CHINA			6,758,813

COLOMBIA - 2.1%
	940,000		Ecopetrol S.A.	4.125	01/16/25	904,468
	800,000		Ecopetrol S.A.	5.875	05/28/45	767,000
COP	2,368,000,000	g	Empresa de Telecomunicaciones de Bogota	7.000	01/17/23	946,405
	$300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	234,810
	1,000,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	700,000
	1,200,000	g	SUAM Finance BV	4.875	04/17/24	1,258,800
			TOTAL COLOMBIA			4,811,483

GUATEMALA - 0.6%
	1,300,000	g	Comcel Trust	6.875	02/06/24	1,394,250
			TOTAL GUATEMALA			1,394,250

INDIA - 3.3%
	1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,083,034
	1,200,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	1,247,965
294

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$800,000		NTPC Ltd	5.625%	07/14/21	$904,059
	1,550,000		NTPC Ltd	4.750	10/03/22	1,663,268
	1,300,000	g	Reliance Holdings USA	5.400	02/14/22	1,433,702
	1,350,000	g	Reliance Industries Ltd	4.125	01/28/25	1,370,991
			TOTAL INDIA			7,703,019

INDONESIA - 3.6%
	2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,375,500
	2,250,000	g	Pertamina Persero PT	4.300	05/20/23	2,233,125
	1,000,000	g	Pertamina Persero PT	6.500	05/27/41	1,070,000
	1,000,000	g	Pertamina Persero PT	5.625	05/20/43	966,300
	1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,046,690
	1,450,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,370,250
			TOTAL INDONESIA			8,061,865

ISRAEL - 1.6%
	1,350,000	g	Israel Chemicals Ltd	4.500	12/02/24	1,400,760
	2,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	2,122,500
			TOTAL ISRAEL			3,523,260

KAZAKHSTAN - 1.5%
	400,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	422,480
	750,000	g	KazMunayGas National Co JSC	4.875	05/07/25	708,375
	800,000	g	KazMunayGas National Co JSC	5.750	04/30/43	725,119
	1,700,000	g	KazMunayGas National Co JSC	6.000	11/07/44	1,555,500
			TOTAL KAZAKHSTAN			3,411,474

KOREA, REPUBLIC OF - 0.5%
	1,100,000	g	Hana Bank	4.375	09/30/24	1,172,718
			TOTAL KOREA, REPUBLIC OF			1,172,718

LUXEMBOURG - 0.5%
	1,150,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,164,375
			TOTAL LUXEMBOURG			1,164,375

MALAYSIA - 1.2%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,695,188
			TOTAL MALAYSIA			2,695,188

MEXICO - 5.2%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,608,084
	$600,000	g	BBVA Bancomer S.A.	6.750	09/30/22	681,750
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,296,880
	1,400,000	g	Cemex Finance LLC	6.000	04/01/24	1,435,840
	400,000	g	Cemex SAB de C.V.	5.700	01/11/25	400,880
	575,000	g	Cemex SAB de C.V.	6.125	05/05/25	590,065
	400,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	453,762
	1,050,000	g	Gruma SAB de C.V.	4.875	12/01/24	1,116,150
	775,000	g	Mexichem SAB de C.V.	5.875	09/17/44	763,375
	750,000		Pemex Project Funding Master Trust	6.625	06/15/35	845,250
295

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000	g	Petroleos Mexicanos	4.250%	01/15/25	$402,400
1,125,000	g	Petroleos Mexicanos	4.500	01/23/26	1,141,875
1,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,055,000
		TOTAL MEXICO			11,791,311

MOROCCO - 1.6%
1,100,000	g	OCP S.A.	5.625	04/25/24	1,174,470
1,100,000	g	OCP S.A.	4.500	10/22/25	1,062,875
1,200,000	g	OCP S.A.	6.875	04/25/44	1,317,300
		TOTAL MOROCCO			3,554,645

NIGERIA - 0.5%
1,200,000	g	Zenith Bank plc	6.250	04/22/19	1,152,000
		TOTAL NIGERIA			1,152,000

OMAN - 0.6%
1,300,000	g	Lamar Funding Ltd	3.958	05/07/25	1,322,100
		TOTAL OMAN			1,322,100

PERU - 2.6%
1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,284,375
1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,032,500
1,500,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,521,750
1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,780,625
		TOTAL PERU			5,619,250

POLAND - 0.6%
1,300,000	g	PKO Finance AB	4.630	09/26/22	1,387,750
		TOTAL POLAND			1,387,750

RUSSIA - 1.7%
1,700,000	g	EDC Finance Ltd	4.875	04/17/20	1,513,000
1,450,000	g	Lukoil International Finance BV	6.125	11/09/20	1,455,800
600,000	g	Vimpelcom Holdings	7.504	03/01/22	594,000
400,000	g	VimpelCom Holdings BV	5.950	02/13/23	364,000
		TOTAL RUSSIA			3,926,800

SINGAPORE - 0.8%
1,800,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,869,327
		TOTAL SINGAPORE			1,869,327

SOUTH AFRICA - 3.6%
1,025,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	988,256
2,100,000	g	Eskom Holdings Ltd	5.750	01/26/21	2,091,600
1,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,035,080
1,750,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,824,725
1,100,000	g	Sappi Papier Holding AG.	6.625	04/15/21	1,149,500
1,000,000	g	Transnet SOC Ltd	4.000	07/26/22	964,080
		TOTAL SOUTH AFRICA			8,053,241
296

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SRI LANKA - 0.8%
$1,800,000	g	National Savings Bank	5.150%	09/10/19	$1,732,500
		TOTAL SRI LANKA			1,732,500

TRINIDAD AND TOBAGO - 0.5%
953,125	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	1,016,270
		TOTAL TRINIDAD AND TOBAGO			1,016,270

TURKEY - 5.1%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,458,360
1,500,000	g	Akbank TAS	5.125	03/31/25	1,466,250
2,400,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	2,118,000
1,200,000	g	Arcelik AS.	5.000	04/03/23	1,147,440
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	1,007,520
500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	500,060
800,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	806,848
1,000,000	g	Turkiye Is Bankasi	5.000	04/30/20	1,005,040
1,100,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,078,000
1,200,000	g,i	Turkiye Vakiflar Bankasi Tao	6.875	02/03/25	1,188,000
		TOTAL TURKEY			11,775,518

UNITED STATES - 0.4%
900,000		Freeport-McMoRan, Inc	4.550	11/14/24	867,575
		TOTAL UNITED STATES			867,575

VENEZUELA - 1.0%
300,000		Petroleos de Venezuela S.A.	5.250	04/12/17	175,470
1,170,000	g	Petroleos de Venezuela S.A.	8.500	11/02/17	904,995
3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,293,495
		TOTAL VENEZUELA			2,373,960

		TOTAL CORPORATE BONDS (Cost $108,715,525)			108,490,181

GOVERNMENT BONDS - 49.2%

ANGOLA - 0.7%
1,500,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,547,430
		TOTAL ANGOLA			1,547,430

AZERBAIJAN - 0.9%
1,940,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	2,022,450
		TOTAL AZERBAIJAN			2,022,450

BARBADOS - 0.6%
450,000	g	Barbados Government International Bond	6.625	12/05/35	391,500
968,000		Barbados Government International Bond	6.625	12/05/35	842,160
		TOTAL BARBADOS			1,233,660
297

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BRAZIL - 2.4%
	$1,812,639	g	Brazil Loan Trust	5.477%	07/24/23	$1,803,576
	1,400,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,372,000
	1,100,000		Brazilian Government International Bond	4.250	01/07/25	1,085,070
	1,175,000		Brazilian Government International Bond	5.000	01/27/45	1,101,562
			TOTAL BRAZIL			5,362,208

COLOMBIA - 0.5%
	365,000		Colombia Government International Bond	4.000	02/26/24	375,037
	670,000		Colombia Government International Bond	5.000	06/15/45	676,700
			TOTAL COLOMBIA			1,051,737

COSTA RICA - 0.9%
	800,000	g	Costa Rica Government International Bond	4.375	04/30/25	744,000
	1,400,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,452,500
			TOTAL COSTA RICA			2,196,500

CROATIA - 2.6%
	775,000	g	Croatia Government International Bond	6.250	04/27/17	821,593
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,111,288
	2,875,000	g	Croatia Government International Bond	5.500	04/04/23	3,051,956
			TOTAL CROATIA			5,984,837

DOMINICAN REPUBLIC - 2.2%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000	02/24/17	336,860
	49,250,000	g	Dominican Republic International Bond	14.000	05/12/17	1,198,829
	$2,000,000	g	Dominican Republic International Bond	5.500	01/27/25	2,065,000
	1,250,000	g	Dominican Republic International Bond	6.850	01/27/45	1,306,250
			TOTAL DOMINICAN REPUBLIC			4,906,939

ECUADOR - 0.5%
	1,100,000	g	Ecuador Government International Bond	10.500	03/24/20	1,188,000
			TOTAL ECUADOR			1,188,000

EGYPT - 1.0%
EGP	17,500,000	j	Egypt Treasury Bills	0.000	10/20/15	2,179,389
			TOTAL EGYPT			2,179,389

GHANA - 0.4%
	$1,000,000	g	Republic of Ghana	8.125	01/18/26	967,580
			TOTAL GHANA			967,580

GREECE - 0.4%
EUR	958,000	g	Hellenic Republic Government Bond	4.750	04/17/19	787,601
			TOTAL GREECE			787,601

GUATEMALA - 1.0%
	$925,000	g	Guatemala Government Bond	5.750	06/06/22	1,017,500
298

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,325,000	g	Guatemala Government Bond	4.875%	02/13/28	$1,366,406
			TOTAL GUATEMALA			2,383,906

HUNGARY - 3.0%
	700,000		Hungary Government International Bond	4.000	03/25/19	730,625
	3,300,000		Hungary Government International Bond	5.750	11/22/23	3,792,525
	1,635,000		Hungary Government International Bond	7.625	03/29/41	2,350,313
			TOTAL HUNGARY			6,873,463

INDONESIA - 3.0%
	1,855,000	g	Indonesia Government International Bond	3.375	04/15/23	1,815,581
	3,100,000	g	Indonesia Government International Bond	5.125	01/15/45	3,185,250
IDR	2,600,000,000		Indonesia Treasury Bond	5.250	05/15/18	188,243
	12,100,000,000		Indonesia Treasury Bond	7.875	04/15/19	941,863
	9,350,000,000		Indonesia Treasury Bond	8.375	03/15/24	751,967
			TOTAL INDONESIA			6,882,904

ISRAEL - 0.7%
	$1,500,000		Israel Government International Bond	4.500	01/30/43	1,586,250
			TOTAL ISRAEL			1,586,250

KENYA - 1.4%
	800,000	g	Kenya Government International Bond	5.875	06/24/19	827,464
	1,100,000	g	Kenya Government International Bond	6.875	06/24/24	1,160,500
KES	108,750,000		Kenya Infrastructure Bond	11.000	10/12/26	1,134,932
			TOTAL KENYA			3,122,896

MALAYSIA - 0.7%
MYR	5,500,000		Malaysia Government Bond	4.498	04/15/30	1,622,141
			TOTAL MALAYSIA			1,622,141

MEXICO - 1.7%
MXN	39,540,000		Mexican Bonos	6.500	06/09/22	2,692,980
	$1,200,000		Mexico Government International Bond	4.600	01/23/46	1,195,500
			TOTAL MEXICO			3,888,480

MOROCCO - 0.7%
	750,000	g	Morocco Government International Bond	4.250	12/11/22	768,937
	750,000	g	Morocco Government International Bond	5.500	12/11/42	804,225
			TOTAL MOROCCO			1,573,162

NIGERIA - 0.4%
	945,000	g	Nigeria Government International Bond	6.375	07/12/23	994,140
			TOTAL NIGERIA			994,140

PANAMA - 1.4%
	1,050,000		Panama Government International Bond	5.200	01/30/20	1,173,375
	2,000,000		Panama Government International Bond	3.750	03/16/25	2,027,500
			TOTAL PANAMA			3,200,875
299

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PARAGUAY - 0.9%
	$500,000	g	Republic of Paraguay	4.625%	01/25/23	$513,125
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,512,000
			TOTAL PARAGUAY			2,025,125

PHILIPPINES - 1.2%
	650,000		Philippine Government International Bond	5.500	03/30/26	797,875
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,894,184
			TOTAL PHILIPPINES			2,692,059

POLAND - 1.5%
	$1,045,000		Poland Government International Bond	5.000	03/23/22	1,192,084
	2,065,000		Poland Government International Bond	4.000	01/22/24	2,246,782
			TOTAL POLAND			3,438,866

RUSSIA - 1.5%
	506,250		Russia Government International Bond	7.500	03/31/30	592,176
	500,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	508,750
	1,020,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	999,600
	1,071,875	g	Russian Foreign Bond - Eurobond	7.500	03/31/30	1,253,804
			TOTAL RUSSIA			3,354,330

SLOVENIA - 1.1%
	2,200,000	g	Slovenia Government International Bond	5.500	10/26/22	2,538,668
			TOTAL SLOVENIA			2,538,668

SOUTH AFRICA - 2.6%
	450,000		South Africa Government International Bond	5.500	03/09/20	492,750
	2,145,000		South Africa Government International Bond	5.875	09/16/25	2,444,228
	615,000		South Africa Government International Bond	6.250	03/08/41	732,280
	2,225,000		South Africa Government International Bond	5.375	07/24/44	2,365,175
			TOTAL SOUTH AFRICA			6,034,433

SRI LANKA - 1.7%
LKR	71,000,000		Sri Lanka Government Bonds	7.250	04/01/16	535,636
	106,000,000		Sri Lanka Government Bonds	8.000	09/01/16	807,190
	$1,810,000	g	Sri Lanka Government International Bond	6.000	01/14/19	1,868,825
	700,000	g	Sri Lanka Government International Bond	6.250	07/27/21	724,500
			TOTAL SRI LANKA			3,936,151

SUPRANATIONAL - 0.7%
INR	87,350,000		European Bank for Reconstruction & Development	6.000	03/03/16	1,361,541
IDR	4,250,000,000		Inter-American Development Bank	7.350	09/12/18	320,718
			TOTAL SUPRANATIONAL			1,682,259

TUNISIA - 1.6%
	$1,900,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,961,750
	1,250,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,487,500
			TOTAL TUNISIA			3,449,250
300

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TURKEY - 5.3%
	$800,000		Republic of Turkey	6.000%	01/14/41	$888,400
TRY	3,117,500		Turkey Government Bond	8.200	11/16/16	1,141,388
	2,905,000		Turkey Government Bond	7.100	03/08/23	957,609
	$1,050,000		Turkey Government International Bond	6.750	04/03/18	1,160,250
	525,000		Turkey Government International Bond	7.500	11/07/19	610,523
	1,360,000		Turkey Government International Bond	5.625	03/30/21	1,483,624
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,270,500
	1,125,000		Turkey Government International Bond	4.250	04/14/26	1,093,545
	710,000		Turkey Government International Bond	8.000	02/14/34	956,867
	1,010,000		Turkey Government International Bond	6.875	03/17/36	1,229,473
	1,100,000		Turkey Government International Bond	4.875	04/16/43	1,061,500
			TOTAL TURKEY			11,853,679

UKRAINE - 0.6%
	2,725,000	g	Ukraine Government International Bond	7.500	04/17/23	1,290,015
			TOTAL UKRAINE			1,290,015

URUGUAY - 1.0%
	2,200,000		Uruguay Government International Bond	5.100	06/18/50	2,240,170
			TOTAL URUGUAY			2,240,170

VENEZUELA - 1.2%
	660,000		Venezuela Government International Bond	5.750	02/26/16	562,650
	2,230,000		Venezuela Government International Bond	7.750	10/13/19	1,036,950
	1,400,000		Venezuela Government International Bond	11.750	10/21/26	714,000
	900,000		Venezuela Government International Bond	9.250	05/07/28	400,500
			TOTAL VENEZUELA			2,714,100

VIETNAM - 1.2%
	1,095,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,235,981
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,381,312
			TOTAL VIETNAM			2,617,293

			TOTAL GOVERNMENT BONDS (Cost $111,409,679)			111,422,946

			TOTAL BONDS (Cost $220,125,204)			219,913,127

			TOTAL INVESTMENTS - 97.2% (Cost $220,125,204)			219,913,127
			OTHER ASSETS & LIABILITIES, NET - 2.8%			6,323,270
			NET ASSETS - 100.0%			$226,236,397
301

TIAA-CREF FUNDS - Emerging Markets Debt Fund

Abbreviation(s):
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
TRY	Turkish Lira

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2015, the aggregate value of these securities was $140,922,966 or 62.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
302

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2015

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$111,422,946	49.2%
FINANCIALS	25,026,527	11.0
UTILITIES	24,649,080	10.9
ENERGY	19,207,103	8.5
MATERIALS	17,896,091	7.9
TELECOMMUNICATION SERVICES	6,718,511	3.0
INDUSTRIALS	5,565,330	2.5
INFORMATION TECHNOLOGY	3,328,879	1.5
CONSUMER STAPLES	3,234,150	1.4
CONSUMER DISCRETIONARY	2,864,510	1.3
OTHER ASSETS & LIABILITIES, NET	6,323,270	2.8

NET ASSETS	$226,236,397	100.0%

303

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date:	June 15, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	June 15, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date:	June 15, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer